UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07572

Principal Funds, Inc.
(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309
(Address of principal executive offices)                                                         (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-248-0156

Date of fiscal year end:	August 31, 2020

Date of reporting period:	February 29, 2020

ITEM 1 – REPORT TO STOCKHOLDERS

Principal Funds
Institutional, J, & R Share Classes
Semiannual Report
February 29, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the report from the Fund or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive such reports electronically, you will not be affected by this change and you do not need to take any action. If you have not previously elected electronic delivery, you may elect to receive reports and other communications from the Fund electronically by visiting our website at www.principalfunds.com/edelivery for instructions on enrolling in eDelivery or calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your reports, you can inform the Fund by calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of reports. Your election to receive reports in paper will apply to all funds with the Fund complex or to the shares you own through your financial intermediary.
Sign up for eDelivery!
Safe, secure and ready when you are,
sign up for eDelivery today.
Visit PrincipalFunds.com >
Note: If your shares are not held directly with Principal
Funds but through a brokerage firm, please contact your
broker for electronic delivery options available.

Rev. 01/2020
EE11865PFI-03
FACTS
WHAT DOES PRINCIPAL FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and income
• Assets and transaction history
• Account transactions and account balances
When you are no longer our customer, we continue to share your information as described in this notice
How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Principal Funds chooses to share; and whether you can limit this sharing.
REASONS WE CAN SHARE YOUR
PERSONAL INFORMATION
DOES PRINCIPAL
FUNDS SHARE?
CAN YOU LIMIT THIS
SHARING?
For our everyday business purposes —such as to
process your transactions, maintain your account(s),
respond to court orders and legal investigations, or
report to credit bureaus
Yes No
For our marketing purposes —to offer our products
and services to you
Yes No
For joint marketing with other financial companies No We don’t share
For our affiliates’ everyday business purposes —
information about your transactions and experiences
Yes No
For our affiliates’ everyday business purposes —
information about your creditworthiness
No We don’t share
For nonaffiliates to market to you No We don’t share
Questions?
Call 1-800-222-5852 or go to www.principalfunds.com/customer-support/contact-us

EE11865PFI-03 | 01/2020
Who we are
Who is providing this notice? Principal Funds includes Principal Funds, Inc., Principal Funds Distributor,
Inc., and Principal Diversified Select Real Asset Fund.
What we do
How does Principal Funds
protect my personal
information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Principal
Funds collect my personal
information?
We collect your personal information, for example, when you
• Open an account or seek advice about your investments
• Direct us to buy securities or make deposits, or withdrawals from your account
• Give us your contact information or show your government issued ID
We also collect your personal information from others, such as affiliates, or other companies.
Why can’t I limit all
sharing?
Federal law gives you the right to limit only
• sharing for affiliates’ everyday business purposes—information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates Companies related by common ownership or control. They can be financial and nonfinancial companies.
• Our affiliates include companies of Principal Financial Group
®
Nonaffiliates Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• Principal Funds does not share with nonaffiliates so they can market to you.
Joint marketing A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• Principal Funds does not jointly market.
Other important information
This Privacy Notice governs information that you provide to Principal (or that we otherwise receive) when you apply for or receive a product or service used primarily for personal, family or household purposes.
We may collect additional information depending on the nature of your relationship with Principal or if you interact with us through our website or other digital technologies. Details about how we protect and use this additional information, including information about your privacy rights under California law such as the
California Consumer Privacy Act, are available online at www.principal.com/privacy-policies .
If you do not have access to www.principal.com/privacy-policies, please contact us at 1-800-986-3343 to have a copy mailed to you.

Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Financial Statements 1
Notes to Financial Statements 34
Schedules of Investments 63
Financial Highlights (includes performance information) 193
Shareholder Expense Example 213
Supplemental Information 215

Statements of Assets and Liabilities
Principal Funds, Inc.
February 29, 2020 (unaudited)
1
See accompanying notes.
Amounts in thousands, except per share amounts Blue Chip Fund
Bond Market Index
Fund
Diversified Real Asset
Fund
(a)
Investment in securities--at cost ..........................................................
$ 3,874,503 $ 2,418,573 $ 3,612,075
Investment in affiliated Funds--at cost ...................................................
$ 3 $ 110,689 $ 115,457
Foreign currency--at cost ..................................................................
$ – $ – $ 15,265
Assets
Investment in securities--at value  .......................................................... $ 5,092,123 $ 2,570,573
(b)
$ 3,609,352
(b)
Investment in affiliated Funds--at value .................................................... 3 110,689 115,457
Foreign currency--at value .................................................................. – – 15,303
Cash ......................................................................................... – 1,285 3,086
Deposits with counterparty .................................................................. – – 16,259
Receivables:
Dividends and interest ................................................................. 2,520 12,692 6,548
Expense reimbursement from Manager ............................................... 220 30 207
Expense reimbursement from Distributor ............................................. 3 1 –
Foreign currency contracts ........................................................... – – 906
Fund shares sold ....................................................................... 28,493 3,887 6,460
Investment securities sold ............................................................. 9,006 28,198 59,872
Unrealized gain on unfunded loan commitments ..................................... – – 1,105
Variation margin on futures ........................................................... – – 12,136
Variation margin on swaps ............................................................ – – 1,716
Prepaid directors' expenses .................................................................. – – 1
Total Assets   5,132,368 2,727,355 3,848,408
Liabilities
Accrued management and investment advisory fees ........................................ 2,627 284 2,509
Accrued administrative service fees ........................................................ 1 2 –
Accrued distribution fees .................................................................... 271 7 22
Accrued service fees ........................................................................ 4 8 –
Accrued transfer agent fees ................................................................. 167 19 537
Accrued chief compliance officer fees ...................................................... – – 1
Accrued directors' expenses ................................................................. 4 2 –
Accrued professional fees ................................................................... 20 25 96
Accrued other expenses ..................................................................... 98 24 322
Deposits from counterparty ................................................................. – – 210
Payables:
Borrowing ............................................................................. 7,880 – –
Foreign currency contracts ............................................................ – – 1,210
Fund shares redeemed ................................................................. 34,228 3,959 4,175
Investment securities purchased ...................................................... 861 110,302 98,019
Options and swaptions contracts written  (premiums received $ 0 , $ 0 and $ 3,687 ) ... – – 3,981
OTC swap agreements--at value (premiums received $ 0 , $ 0 and $ 0 ) ................ – – 12,578
Variation margin on futures ........................................................... – – 21,328
Variation margin on swaps ............................................................ – – 1,876
Collateral obligation on securities loaned, at value ......................................... – 13,115 9,826
Total Liabilities
46,161 127,747 156,690
Net Assets Applicable to Outstanding Shares ............................................
$ 5,086,207 $ 2,599,608 $ 3,691,718
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 3,808,386 $ 2,455,365 $ 3,954,134
Total distributable earnings (accumulated loss) .............................................
1,277,821 144,243 (262,416)
Total Net Assets
$ 5,086,207 $ 2,599,608 $ 3,691,718

Statements of Assets and Liabilities
Principal Funds, Inc.
February 29, 2020 (unaudited)
2
See accompanying notes.
Amounts in thousands, except per share amounts Blue Chip Fund
Bond Market Index
Fund
Diversified Real Asset
Fund
(a)
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,300,000 710,000 1,875,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 403,727 N/A $ 49,129
Shares Issued and Outstanding ........................................................ 15,660 4,485
Net Asset Value per share ............................................................. $ 25 .78 $ 10 .95
Maximum Offering Price .............................................................
$ 27 .28 $ 11 .38
Class C : Net Assets .......................................................................... $ 198,750 N/A $ 13,585
Shares Issued and Outstanding ........................................................ 8,117 1,262
Net Asset Value per share .............................................................
$ 24 .48
(c)
$ 10 .76
(c)
Class J : Net Assets .......................................................................... $ 94,098 $ 35,496 N/A
Shares Issued and Outstanding ........................................................ 3,604 3,092
Net Asset Value per share .............................................................
$ 26 .11
(c)
$ 11 .48
(c)
Institutional : Net Assets ..................................................................... $ 1,220,472 $ 2,522,831 $ 2,299,408
Shares Issued and Outstanding ........................................................ 46,532 215,826 210,265
Net Asset Value per share .............................................................
$ 26 .23 $ 11 .69 $ 10 .94
R-1 : Net Assets .............................................................................. N/A $ 855 N/A
Shares Issued and Outstanding ........................................................ 74
Net Asset Value per share .............................................................
$ 11 .54
R-2 : Net Assets .............................................................................. N/A $ 4,443 N/A
Shares Issued and Outstanding ........................................................ 387
Net Asset Value per share .............................................................
$ 11 .49
R-3 : Net Assets .............................................................................. $ 6,441 $ 12,530 $ 147
Shares Issued and Outstanding ........................................................ 249 1,092 14
Net Asset Value per share .............................................................
$ 25 .82 $ 11 .47 $ 10 .90
R-4 : Net Assets .............................................................................. $ 4,107 $ 5,650 $ 11
Shares Issued and Outstanding ........................................................ 158 488 1
Net Asset Value per share .............................................................
$ 25 .97 $ 11 .57 $ 10 .93
R-5 : Net Assets .............................................................................. $ 7,172 $ 17,803 $ 59
Shares Issued and Outstanding ........................................................ 275 1,544 5
Net Asset Value per share .............................................................
$ 26 .11 $ 11 .53 $ 10 .92
R-6 : Net Assets .............................................................................. $ 3,151,440 N/A $ 1,329,379
Shares Issued and Outstanding ........................................................ 119,974 121,575
Net Asset Value per share .............................................................
$ 26 .27 $ 10 .93
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(c)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
February 29, 2020 (unaudited)
3
See accompanying notes.
Amounts in thousands, except per share amounts Edge MidCap Fund
Global Multi-Strategy
Fund
(a)
International Equity
Index Fund
Investment in securities--at cost ..........................................................
$ 596,308 $ 1,451,527 $ 1,011,445
Investment in affiliated Funds--at cost ...................................................
$ 18,968 $ 107,586 $ 12,910
Foreign currency--at cost ..................................................................
$ 43 $ – $ –
Assets
Investment in securities--at value  .......................................................... $ 648,196 $ 1,451,364 $ 1,051,608
(b)
Investment in affiliated Funds--at value .................................................... 18,968 107,586 12,910
Foreign currency--at value .................................................................. 43 – –
Cash ......................................................................................... – 7,780 –
Deposits with counterparty .................................................................. – 135,624 117
Receivables:
Dividends and interest ................................................................. 1,216 7,467 5,305
Expense reimbursement from Manager ............................................... 35 108 24
Foreign currency contracts ........................................................... – 8,670 –
Fund shares sold ....................................................................... 349 1,328 759
Investment securities sold ............................................................. 20,195 224,586 3,054
OTC swap agreements--at value (premiums paid $ 0 , $ 343 and $ 0 ) .................. – 4,748 –
Variation margin on futures ........................................................... – 4,396 –
Variation margin on swaps ............................................................ – 498 –
Total Assets   689,002 1,954,155 1,073,777
Liabilities
Accrued management and investment advisory fees ........................................ 410 1,168 225
Accrued administrative service fees ........................................................ – – 2
Accrued distribution fees .................................................................... 2 25 4
Accrued service fees ........................................................................ – – 9
Accrued transfer agent fees ................................................................. 9 133 8
Accrued chief compliance officer fees ...................................................... – 1 –
Accrued directors' expenses ................................................................. – 1 –
Accrued professional fees ................................................................... 21 127 63
Accrued other expenses ..................................................................... 4 127 266
Cash overdraft ............................................................................... – – 64
Deposits from counterparty ................................................................. – 192 –
Payables:
Dividends and interest on securities sold short ....................................... – 1,375 –
Foreign currency contracts ............................................................ – 8,507 –
Fund shares redeemed ................................................................. 1,251 1,844 1,299
Investment securities purchased ...................................................... 24,503 199,872 2,345
Options and swaptions contracts written  (premiums received $ 0 , $ 1,239 and $ 0 ) ... – 2,510 –
Reverse repurchase agreements ....................................................... – 410,930 –
Short sales (proceeds received $ 0 , $ 418,912 and $ 0 ) ................................. – 418,978 –
OTC swap agreements--at value (premiums received $ 0 , $ 309 and $ 0 ) ............. – 3,079 –
Variation margin on futures ........................................................... – 4,561 18
Variation margin on swaps ............................................................ – 734 –
Collateral obligation on securities loaned, at value ......................................... – – 17,653
Total Liabilities
26,200 1,054,164 21,956
Net Assets Applicable to Outstanding Shares ............................................
$ 662,802 $ 899,991 $ 1,051,821
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 589,817 $ 925,608 $ 1,025,063
Total distributable earnings (accumulated loss) .............................................
72,985 (25,617) 26,758
Total Net Assets
$ 662,802 $ 899,991 $ 1,051,821

Statements of Assets and Liabilities
Principal Funds, Inc.
February 29, 2020 (unaudited)
4
See accompanying notes.
Amounts in thousands, except per share amounts Edge MidCap Fund
Global Multi-Strategy
Fund
(a)
International Equity
Index Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 300,000 1,750,000 650,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 9,737 $ 28,152 N/A
Shares Issued and Outstanding ........................................................ 720 2,647
Net Asset Value per share ............................................................. $ 13 .53 $ 10 .63
Maximum Offering Price .............................................................
$ 14 .32 $ 11 .04
Class C : Net Assets .......................................................................... N/A $ 22,437 N/A
Shares Issued and Outstanding ........................................................ 2,186
Net Asset Value per share .............................................................
$ 10 .27
(c)
Institutional : Net Assets ..................................................................... $ 42,478 $ 660,759 $ 38,549
Shares Issued and Outstanding ........................................................ 3,131 61,312 4,055
Net Asset Value per share .............................................................
$ 13 .57 $ 10 .78 $ 9 .50
R-1 : Net Assets .............................................................................. N/A N/A $ 454
Shares Issued and Outstanding ........................................................ 49
Net Asset Value per share .............................................................
$ 9 .23
R-2 : Net Assets .............................................................................. N/A N/A $ 537
Shares Issued and Outstanding ........................................................ 56
Net Asset Value per share .............................................................
$ 9 .53
R-3 : Net Assets .............................................................................. N/A N/A $ 16,037
Shares Issued and Outstanding ........................................................ 1,717
Net Asset Value per share .............................................................
$ 9 .34
R-4 : Net Assets .............................................................................. N/A N/A $ 7,939
Shares Issued and Outstanding ........................................................ 841
Net Asset Value per share .............................................................
$ 9 .44
R-5 : Net Assets .............................................................................. N/A N/A $ 16,875
Shares Issued and Outstanding ........................................................ 1,783
Net Asset Value per share .............................................................
$ 9 .46
R-6 : Net Assets .............................................................................. $ 610,587 $ 188,643 $ 971,430
Shares Issued and Outstanding ........................................................ 44,868 17,516 102,170
Net Asset Value per share .............................................................
$ 13 .61 $ 10 .77 $ 9 .51
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(c)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
February 29, 2020 (unaudited)
5
See accompanying notes.
Amounts in thousands, except per share amounts
International Small
Company Fund
Opportunistic
Municipal Fund
Origin Emerging
Markets Fund
Investment in securities--at cost ..........................................................
$ 905,655 $ 153,436 $ 1,137,839
Investment in affiliated Funds--at cost ...................................................
$ 24,650 $ – $ 24,429
Foreign currency--at cost ..................................................................
$ 1,807 $ – $ 7
Assets
Investment in securities--at value  .......................................................... $ 904,331
(a)
$ 164,916 $ 1,262,498
Investment in affiliated Funds--at value .................................................... 24,650 – 24,429
Foreign currency--at value .................................................................. 1,801 – 7
Cash ......................................................................................... – 440 –
Receivables:
Dividends and interest ................................................................. 1,764 1,630 791
Expense reimbursement from Manager ............................................... 3 10 4
Fund shares sold ....................................................................... 459 1,367 288
Investment securities sold ............................................................. 5,605 6,092 11
Prepaid expenses ............................................................................
– – 2
Total Assets   938,613 174,455 1,288,030
Liabilities
Accrued management and investment advisory fees ........................................ 815 60 1,094
Accrued distribution fees .................................................................... 1 11 –
Accrued transfer agent fees ................................................................. 8 18 4
Accrued directors' expenses ................................................................. – 1 2
Accrued professional fees ................................................................... 42 30 18
Accrued other expenses ..................................................................... 69 9 –
Cash overdraft ............................................................................... – – 4
Payables:
Dividends payable ..................................................................... – 350 –
Fund shares redeemed ................................................................. 1,309 1,279 1,907
Interest expense and fees payable ..................................................... – 26 –
Investment securities purchased ...................................................... 8,790 13,011 –
Collateral obligation on securities loaned, at value ......................................... 24,353 – –
Floating rate notes issued ...................................................................
– 5,428 –
Total Liabilities
35,387 20,223 3,029
Net Assets Applicable to Outstanding Shares ............................................
$ 903,226 $ 154,232 $ 1,285,001
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 914,780 $ 142,531 $ 1,287,818
Total distributable earnings (accumulated loss) .............................................
(11,554) 11,701 (2,817)
Total Net Assets
$ 903,226 $ 154,232 $ 1,285,001
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 400,000 300,000 550,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 4,301 $ 58,664 $ 2,558
Shares Issued and Outstanding ........................................................ 429 5,067 233
Net Asset Value per share ............................................................. $ 10 .03 $ 11 .58 $ 10 .99
Maximum Offering Price .............................................................
$ 10 .61 $ 12 .03 $ 11 .63
Institutional : Net Assets ..................................................................... $ 42,588 $ 95,568 $ 14,656
Shares Issued and Outstanding ........................................................ 4,233 8,251 1,358
Net Asset Value per share .............................................................
$ 10 .06 $ 11 .58 $ 10 .79
R-6 : Net Assets .............................................................................. $ 856,337 N/A $ 1,267,787
Shares Issued and Outstanding ........................................................ 84,682 117,375
Net Asset Value per share .............................................................
$ 10 .11 $ 10 .80
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Funds, Inc.
February 29, 2020 (unaudited)
7
See accompanying notes.
Amounts in thousands, except per share amounts
Small-MidCap
Dividend Income Fund
Small-MidCap Growth
Fund
Spectrum Preferred
and Capital Securities
Income Fund
Investment in securities--at cost ..........................................................
$ 2,037,151 $ 4,594 $ 5,876,275
Investment in affiliated Funds--at cost ...................................................
$ 33,610 $ 191 $ 128,472
Investment in affiliated securities--at cost ................................................
$ – $ – $ 115,496
Assets
Investment in securities--at value  .......................................................... $ 1,984,885
(a)
$ 5,030
(a)
$ 6,255,804
(a)
Investment in affiliated Funds--at value .................................................... 33,610 191 128,472
Investment in affiliated securities--at value ................................................. – – 96,166
Deposits with counterparty .................................................................. – – 2,266
Receivables:
Dividends and interest ................................................................. 5,274 – 86,742
Expense reimbursement from Manager ............................................... 75 2 –
Expense reimbursement from Distributor ............................................. – – 1
Fund shares sold ....................................................................... 5,100 – 14,031
Investment securities sold ............................................................. 43,692 115 146
Prepaid directors' expenses .................................................................. – – 3
Total Assets   2,072,636 5,338 6,583,631
Liabilities
Accrued management and investment advisory fees ........................................ 1,359 3 3,674
Accrued distribution fees .................................................................... 122 – 541
Accrued service fees ........................................................................ – – 2
Accrued transfer agent fees ................................................................. 426 – 706
Accrued chief compliance officer fees ...................................................... – – 1
Accrued directors' expenses ................................................................. 1 – –
Accrued professional fees ................................................................... 27 20 34
Accrued other expenses ..................................................................... 199 8 162
Cash overdraft ............................................................................... – – 1
Payables:
Fund shares redeemed ................................................................. 9,171 – 95,101
Investment securities purchased ...................................................... 44,417 136 87
Variation margin on futures ........................................................... – – 13
Collateral obligation on securities loaned, at value ......................................... 27,567 64 32,740
Total Liabilities
83,289 231 133,062
Net Assets Applicable to Outstanding Shares ............................................
$ 1,989,347 $ 5,107 $ 6,450,569
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 1,979,645 $ 5,000 $ 6,108,450
Total distributable earnings (accumulated loss) .............................................
9,702 107 342,119
Total Net Assets
$ 1,989,347 $ 5,107 $ 6,450,569

Statements of Assets and Liabilities
Principal Funds, Inc.
February 29, 2020 (unaudited)
8
See accompanying notes.
Amounts in thousands, except per share amounts
Small-MidCap
Dividend Income Fund
Small-MidCap Growth
Fund
Spectrum Preferred
and Capital Securities
Income Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,700,000 100,000 2,500,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 132,186 N/A $ 790,833
Shares Issued and Outstanding ........................................................ 10,088 75,991
Net Asset Value per share ............................................................. $ 13 .10 $ 10 .41
Maximum Offering Price .............................................................
$ 13 .86 $ 10 .82
Class C : Net Assets .......................................................................... $ 101,574 N/A $ 456,248
Shares Issued and Outstanding ........................................................ 7,832 43,888
Net Asset Value per share .............................................................
$ 12 .97
(b)
$ 10 .40
(b)
Class J : Net Assets .......................................................................... N/A N/A $ 47,209
Shares Issued and Outstanding ........................................................ 4,672
Net Asset Value per share .............................................................
$ 10 .10
(b)
Institutional : Net Assets ..................................................................... $ 1,747,039 $ 5,107 $ 4,110,611
Shares Issued and Outstanding ........................................................ 132,568 500 397,959
Net Asset Value per share .............................................................
$ 13 .18 $ 10 .21 $ 10 .33
R-1 : Net Assets .............................................................................. N/A N/A $ 465
Shares Issued and Outstanding ........................................................ 46
Net Asset Value per share .............................................................
$ 10 .28
R-2 : Net Assets .............................................................................. N/A N/A $ 1,886
Shares Issued and Outstanding ........................................................ 185
Net Asset Value per share .............................................................
$ 10 .20
R-3 : Net Assets .............................................................................. N/A N/A $ 2,288
Shares Issued and Outstanding ........................................................ 223
Net Asset Value per share .............................................................
$ 10 .25
R-4 : Net Assets .............................................................................. N/A N/A $ 1,066
Shares Issued and Outstanding ........................................................ 104
Net Asset Value per share .............................................................
$ 10 .23
R-5 : Net Assets .............................................................................. N/A N/A $ 3,725
Shares Issued and Outstanding ........................................................ 362
Net Asset Value per share .............................................................
$ 10 .28
R-6 : Net Assets .............................................................................. $ 8,548 N/A $ 1,036,238
Shares Issued and Outstanding ........................................................ 646 100,362
Net Asset Value per share .............................................................
$ 13 .24 $ 10 .32
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
February 29, 2020 (unaudited)
9
See accompanying notes.
Amounts in thousands, except per share amounts
SystematEx
International Fund
Investment in securities--at cost ......................................................................................................................
$ 233,477
Investment in affiliated Funds--at cost ...............................................................................................................
$ 535
Assets
Investment in securities--at value  ...................................................................................................................... $ 218,849
(a)
Investment in affiliated Funds--at value ................................................................................................................ 535
Receivables:
Dividends and interest ............................................................................................................................. 679
Expense reimbursement from Manager ........................................................................................................... 5
Total Assets   220,068
Liabilities
Accrued management and investment advisory fees .................................................................................................... 112
Accrued directors' expenses ............................................................................................................................. 1
Accrued professional fees ............................................................................................................................... 42
Accrued other expenses ................................................................................................................................. 20
Payables:
Fund shares redeemed ............................................................................................................................. 96
Collateral obligation on securities loaned, at value ..................................................................................................... 3,483
Total Liabilities
3,754
Net Assets Applicable to Outstanding Shares ........................................................................................................
$ 216,314
Net Assets Consist of:
Capital shares and additional paid-in-capital ........................................................................................................... $ 231,790
Total distributable earnings (accumulated loss) .........................................................................................................
(15,476)
Total Net Assets
$ 216,314
Capital Stock (par value: $.01 per share):
Shares authorized ........................................................................................................................................ 200,000
Net Asset Value Per Share:
Institutional : Net Assets ................................................................................................................................. $ 270
Shares Issued and Outstanding .................................................................................................................... 28
Net Asset Value per share .........................................................................................................................
$ 9 .48
R-6 : Net Assets .......................................................................................................................................... $ 216,044
Shares Issued and Outstanding .................................................................................................................... 22,551
Net Asset Value per share .........................................................................................................................
$ 9 .58
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Operations
Principal Funds, Inc.
Six Months Ended February 29, 2020 (unaudited)
11
See accompanying notes.
Amounts in thousands Blue Chip Fund
Bond Market Index
Fund
Diversified Real Asset
Fund
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ................................................................. $ 91 $ 835 $ 1,063
Dividends ......................................................................................... 24,280 409 33,536
Withholding tax .................................................................................. (309) – (2,182)
Interest ............................................................................................ – 29,786 25,583
Securities lending - net ...........................................................................
58 13 4
Total Income 24,120 31,043 58,004
Expenses:
Management and investment advisory fees ...................................................... 15,076 1,691 15,934
Distribution f ees - Class A ....................................................................... 447 N/A 68
Distribution f ees - Class C ....................................................................... 909 N/A 76
Distribution f ees - Class J ........................................................................ 67 22 N/A
Distribution f ees - R-1 ........................................................................... N/A 2 N/A
Distribution f ees - R-2 ........................................................................... N/A 6 N/A
Distribution f ees - R-3 ........................................................................... 8 13 –
Distribution f ees - R-4 ........................................................................... 2 3 –
Administrative service fees - R-1 ................................................................ N/A 1 N/A
Administrative service fees - R-2 ................................................................ N/A 4 N/A
Administrative service fees - R-3 ................................................................ 2 3 –
Administrative service fees - R-4 ................................................................ 1 1 –
Administrative service fees - R-5 ................................................................ – 1 –
Registration fees - Class A ....................................................................... 33 N/A 8
Registration fees - Class C ....................................................................... 11 N/A 7
Registration fees - Class J ........................................................................ 10 7 N/A
Registration fees - Institutional .................................................................. 58 9 23
Registration fees - R-6 ........................................................................... 19 N/A 18
Service fees - R-1 ................................................................................ N/A 1 N/A
Service fees - R-2 ................................................................................ N/A 5 N/A
Service fees - R-3 ................................................................................ 8 13 –
Service fees - R-4 ................................................................................ 5 7 –
Service fees - R-5 ................................................................................ 9 21 –
Shareholder reports - Class A .................................................................... 23 N/A 16
Shareholder reports - Class C .................................................................... 11 N/A 5
Shareholder reports - Class J ..................................................................... 36 33 N/A
Shareholder reports - Institutional ............................................................... 17 2 145
Shareholder reports - R-6 ........................................................................ 10 N/A 77
Transfer agent fees - Class A ..................................................................... 172 N/A 53
Transfer agent fees - Class C ..................................................................... 78 N/A 19
Transfer agent fees - Class J ..................................................................... 36 28 N/A
Transfer agent fees - Institutional ................................................................ 303 23 1,122
Chief compliance officer expenses ............................................................... 2 1 2
Custodian fees .................................................................................... 3 22 137
Directors' expenses ............................................................................... 42 22 41
Professional fees ................................................................................. 16 19 82
Other expenses ................................................................................... 28 8 27
Total Gross Expenses 17,442 1,968 17,860
Less: Reimbursement from Manager ............................................................ 1,940 64 595
Less: Reimbursement from Manager - Class A .................................................. – N/A 29
Less: Reimbursement from Manager - Class C .................................................. – N/A 17
Less: Reimbursement from Manager - Class J ................................................... – 3 N/A
Less: Reimbursement from Manager - Institutional ............................................. – – 539
Less: Reimbursement from Manager - R-6 ...................................................... – N/A 62
Less: Reimbursement from Distributor - Class J ................................................ 13 4 N/A
Total Net Expenses 15,489 1,897 16,618
Net Investment Income (Loss) 8,631 29,146 41,386

Statements of Operations
Principal Funds, Inc.
Six Months Ended February 29, 2020 (unaudited)
12
See accompanying notes.
Amounts in thousands Blue Chip Fund
Bond Market Index
Fund
Diversified Real Asset
Fund
(a)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions and swap agreements
Net realized gain (loss) from:
Investment transactions .......................................................................... 150,330 5,665 (7,395)
Foreign currency contracts ....................................................................... – – (288)
Foreign currency transactions .................................................................... – – (589)
Futures contracts ................................................................................. – – 6,585
Options and swaptions ........................................................................... – – 1,687
Swap agreements ................................................................................. – – (6,180)
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... 72,099 48,394 (18,039)
Foreign currency contracts ....................................................................... – – (6)
Futures contracts ................................................................................. – – (18,183)
Options and swaptions ........................................................................... – – 1,272
Swap agreements ................................................................................. – – (10,657)
Translation of assets and liabilities in foreign currencies ........................................ – – 85
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions and swap agreements 222,429 54,059 (51,708)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 231,060 $ 83,205 $ (10,322)
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.

Statements of Operations
Principal Funds, Inc.
Six Months Ended February 29, 2020 (unaudited)
13
See accompanying notes.
Amounts in thousands Edge MidCap Fund
Global Multi-Strategy
Fund
(a)
International Equity
Index Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ................................................................. $ 133 $ 911 $ 37
Dividends ......................................................................................... 5,687 7,645 11,563
Withholding tax .................................................................................. (9) (147) (843)
Interest ............................................................................................ 4 22,795 2
Securities lending - net ...........................................................................
362 – 42
Total Income 6,177 31,204 10,801
Expenses:
Management and investment advisory fees ...................................................... 2,659 7,927 1,426
Distribution f ees - Class A ....................................................................... 10 47 N/A
Distribution f ees - Class C ....................................................................... N/A 123 N/A
Distribution f ees - R-1 ........................................................................... N/A N/A 1
Distribution f ees - R-2 ........................................................................... N/A N/A 1
Distribution f ees - R-3 ........................................................................... N/A N/A 22
Distribution f ees - R-4 ........................................................................... N/A N/A 4
Administrative service fees - R-1 ................................................................ N/A N/A 1
Administrative service fees - R-2 ................................................................ N/A N/A 1
Administrative service fees - R-3 ................................................................ N/A N/A 6
Administrative service fees - R-4 ................................................................ N/A N/A 1
Administrative service fees - R-5 ................................................................ N/A N/A 1
Registration fees - Class A ....................................................................... 13 9 N/A
Registration fees - Class C ....................................................................... N/A 8 N/A
Registration fees - Institutional .................................................................. 10 22 8
Registration fees - R-6 ........................................................................... 9 12 12
Service fees - R-1 ................................................................................ N/A N/A 1
Service fees - R-2 ................................................................................ N/A N/A 1
Service fees - R-3 ................................................................................ N/A N/A 22
Service fees - R-4 ................................................................................ N/A N/A 10
Service fees - R-5 ................................................................................ N/A N/A 22
Shareholder reports - Class A .................................................................... 3 7 N/A
Shareholder reports - Class C .................................................................... N/A 5 N/A
Shareholder reports - Institutional ............................................................... 1 45 3
Shareholder reports - R-6 ........................................................................ – 2 –
Transfer agent fees - Class A ..................................................................... 10 31 N/A
Transfer agent fees - Class C ..................................................................... N/A 21 N/A
Transfer agent fees - Institutional ................................................................ 20 255 21
Chief compliance officer expenses ............................................................... – 1 1
Custodian fees .................................................................................... 1 212 156
Directors' expenses ............................................................................... 8 15 12
Dividends and interest on securities sold short .................................................. – 4,642 –
Index license fees ................................................................................ – – 160
Professional fees ................................................................................. 13 123 44
Short sale fees .................................................................................... – 947 –
Other expenses ................................................................................... 3 65 7
Reverse repurchase agreement interest expense .................................................
– 4,603 –
Total Gross Expenses 2,760 19,122 1,944
Less: Reimbursement from Manager ............................................................ 303 200 –
Less: Reimbursement from Manager - Class A .................................................. 18 – N/A
Less: Reimbursement from Manager - Class C .................................................. N/A 20 N/A
Less: Reimbursement from Manager - Institutional ............................................. 8 315 34
Less: Reimbursement from Manager - R-6 ...................................................... – 92 151
Total Net Expenses 2,431 18,495 1,759
Net Investment Income (Loss) 3,746 12,709 9,042

Statements of Operations
Principal Funds, Inc.
Six Months Ended February 29, 2020 (unaudited)
14
See accompanying notes.
Amounts in thousands Edge MidCap Fund
Global Multi-Strategy
Fund
(a)
International Equity
Index Fund
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements
Net realized gain (loss) from:
Investment transactions .......................................................................... 22,616 2,782 9,219
Foreign currency contracts ....................................................................... – 2,310 –
Foreign currency transactions .................................................................... 2 (666) (36)
Futures contracts ................................................................................. – (2,478) 459
Options and swaptions ........................................................................... – 2,957 –
Short sales ........................................................................................ – (13,907) –
Swap agreements ................................................................................. – 115 –
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... (39,502) 3,323 (15,296)
Foreign currency contracts ....................................................................... – (4,975) –
Futures contracts ................................................................................. – (2,411) (179)
Options and swaptions ........................................................................... – (465) –
Short sales ........................................................................................ – 673 –
Swap agreements ................................................................................. – 1,194 –
Translation of assets and liabilities in foreign currencies ........................................ – (415) 36
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements (16,884) (11,963) (5,797)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (13,138) $ 746 $ 3,245
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.

Statements of Operations
Principal Funds, Inc.
Six Months Ended February 29, 2020 (unaudited)
15
See accompanying notes.
Amounts in thousands
International Small
Company Fund
Opportunistic
Municipal Fund
Origin Emerging
Markets Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ................................................................. $ 118 $ – $ 185
Dividends ......................................................................................... 7,280 471 11,086
Withholding tax .................................................................................. (702) – (867)
Interest ............................................................................................ 2 2,425 –
Securities lending - net ...........................................................................
134 – 4
Total Income 6,832 2,896 10,408
Expenses:
Management and investment advisory fees ...................................................... 4,935 354 6,712
Distribution f ees - Class A ....................................................................... 6 68 3
Registration fees - Class A ....................................................................... 8 11 8
Registration fees - Institutional .................................................................. 8 10 9
Registration fees - R-6 ........................................................................... 9 N/A 9
Shareholder reports - Class A .................................................................... 2 2 1
Shareholder reports - Institutional ............................................................... 2 1 1
Shareholder reports - R-6 ........................................................................ 1 N/A 1
Transfer agent fees - Class A ..................................................................... 12 24 10
Transfer agent fees - Institutional ................................................................ 13 35 6
Chief compliance officer expenses ............................................................... 1 – 1
Custodian fees .................................................................................... 124 1 125
Directors' expenses ............................................................................... 10 3 11
Interest expense and fees ......................................................................... – 54 –
Professional fees ................................................................................. 25 23 19
Other expenses ................................................................................... 4 2 4
Total Gross Expenses 5,160 588 6,920
Less: Reimbursement from Manager ............................................................ – 42 569
Less: Reimbursement from Manager - Class A .................................................. 16 6 16
Less: Reimbursement from Manager - Institutional ............................................. – 12 6
Total Net Expenses 5,144 528 6,329
Net Investment Income (Loss) 1,688 2,368 4,079
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies
Net realized gain (loss) from:
Investment transactions .......................................................................... 26,142 927 (15,764)
Foreign currency transactions .................................................................... (187) – (799)
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... (41,084) 3,413 55,923
Translation of assets and liabilities in foreign currencies ........................................ 17 – (33)
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies (15,112) 4,340 39,327
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (13,424) $ 6,708 $ 43,406

Statements of Operations
Principal Funds, Inc.
Six Months Ended February 29, 2020 (unaudited)
17
See accompanying notes.
Amounts in thousands
Small-MidCap
Dividend Income Fund
Small-MidCap Growth
Fund
Spectrum Preferred
and Capital Securities
Income Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................ $ 251 $ 1 $ 1,598
Dividends from affiliated securities ......................................................... – – 2,183
Dividends .................................................................................... 35,354 4 14,327
Withholding tax ............................................................................. (577) – –
Interest ....................................................................................... – – 143,004
Securities lending - net ......................................................................
82 – 305
Total Income 35,110 5 161,417
Expenses:
Management and investment advisory fees ................................................. 8,707 18 21,735
Distribution f ees - Class A .................................................................. 191 N/A 982
Distribution f ees - Class C .................................................................. 601 N/A 2,343
Distribution f ees - Class J ................................................................... N/A N/A 35
Distribution f ees - R-1 ...................................................................... N/A N/A 1
Distribution f ees - R-2 ...................................................................... N/A N/A 3
Distribution f ees - R-3 ...................................................................... N/A N/A 3
Administrative service fees - R-1 ........................................................... N/A N/A 1
Administrative service fees - R-2 ........................................................... N/A N/A 2
Administrative service fees - R-3 ........................................................... N/A N/A 1
Registration fees - Class A .................................................................. 14 N/A 28
Registration fees - Class C .................................................................. 9 N/A 12
Registration fees - Class J ................................................................... N/A N/A 10
Registration fees - Institutional ............................................................. 27 14 55
Registration fees - R-6 ...................................................................... 9 N/A 9
Service fees - R-1 ........................................................................... N/A N/A 1
Service fees - R-2 ........................................................................... N/A N/A 2
Service fees - R-3 ........................................................................... N/A N/A 3
Service fees - R-4 ........................................................................... N/A N/A 1
Service fees - R-5 ........................................................................... N/A N/A 4
Shareholder reports - Class A ............................................................... 22 N/A 35
Shareholder reports - Class C ............................................................... 18 N/A 33
Shareholder reports - Class J ................................................................ N/A N/A 31
Shareholder reports - Institutional .......................................................... 155 1 125
Shareholder reports - R-6 ................................................................... – N/A 1
Transfer agent fees - Class A ................................................................ 92 N/A 307
Transfer agent fees - Class C ................................................................ 70 N/A 227
Transfer agent fees - Class J ................................................................ N/A N/A 29
Transfer agent fees - Institutional ........................................................... 1,153 – 1,782
Chief compliance officer expenses .......................................................... 1 – 3
Custodian fees ............................................................................... 7 1 20
Directors' expenses .......................................................................... 25 1 58
Professional fees ............................................................................ 16 13 24
Other expenses .............................................................................. 10 – 23
Total Gross Expenses 11,127 48 27,929
Less: Reimbursement from Manager - Class A ............................................. 49 N/A –
Less: Reimbursement from Manager - Class C ............................................. 36 N/A –
Less: Reimbursement from Manager - Institutional ........................................ 491 27 –
Less: Reimbursement from Manager - R-6 ................................................. 9 N/A –
Less: Reimbursement from Distributor - Class J ........................................... N/A N/A 7
Total Net Expenses 10,542 21 27,922
Net Investment Income (Loss) 24,568 (16) 133,495

Statements of Operations
Principal Funds, Inc.
Six Months Ended February 29, 2020 (unaudited)
18
See accompanying notes.
Amounts in thousands
Small-MidCap
Dividend Income Fund
Small-MidCap Growth
Fund
Spectrum Preferred
and Capital Securities
Income Fund
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and options and swaptions
Net realized gain (loss) from:
Investment transactions ..................................................................... 68,452 (219) (20,109)
Foreign currency transactions ............................................................... 2 – –
Futures contracts ............................................................................ – – 2,154
Options and swaptions ...................................................................... – – 27,396
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. (178,205) 211 63,663
Investment in affiliated securities ........................................................... – – (3,606)
Futures contracts ............................................................................ – – (13)
Options and swaptions ...................................................................... – – (185)
Translation of assets and liabilities in foreign currencies ................................... (4) – –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and options and swaptions (109,755) (8) 69,300
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (85,187) $ (24) $ 202,795

Statements of Operations
Principal Funds, Inc.
Six Months Ended February 29, 2020 (unaudited)
19
See accompanying notes.
Amounts in thousands
SystematEx
International Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ...................................................................................................................... $ 21
Dividends .............................................................................................................................................. 1,342
Withholding tax ....................................................................................................................................... (102)
Securities lending - net ................................................................................................................................
4
Total Income 1,265
Expenses:
Management and investment advisory fees ........................................................................................................... 423
Registration fees - Institutional ....................................................................................................................... 9
Registration fees - R-6 ................................................................................................................................ 9
Custodian fees ......................................................................................................................................... 15
Directors' expenses .................................................................................................................................... 2
Professional fees ...................................................................................................................................... 33
Other expenses ........................................................................................................................................ 9
Total Gross Expenses 500
Less: Reimbursement from Manager - Institutional .................................................................................................. 9
Less: Reimbursement from Manager - R-6 ........................................................................................................... 40
Total Net Expenses 451
Net Investment Income (Loss) 814
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies
Net realized gain (loss) from:
Investment transactions ............................................................................................................................... (395)
Foreign currency transactions ......................................................................................................................... (87)
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................................................................ (13,647)
Translation of assets and liabilities in foreign currencies ............................................................................................. 1
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies (14,128)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (13,314)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
20
See accompanying notes.
Amounts in thousands Blue Chip Fund
Period Ended
February 29, 2020
Year Ended
August 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 8,631 $ 8,402
Net realized gain (loss) on investments ............................................................................................. 150,330 185,238
Net change in unrealized appreciation/depreciation of investments ................................................................
72,099 289,451
Net Increase (Decrease) in Net Assets Resulting from Operations 231,060 483,091
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (218,915) (218,921)
Total Dividends and Distributions (218,915) (218,921)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
739,438 854,548
Total Increase (Decrease) in Net Assets 751,583 1,118,718
Net Assets
Beginning of period .................................................................................................................
4,334,624 3,215,906
End of period .......................................................................................................................
$ 5,086,207 $ 4,334,624
Class A Class C Class J Institutional R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended February 29, 2020
Dollars:
Sold ....................................... $ 136,247 $ 48,681 $ 27,915 $ 644,115 $ 1,194 $ 633 $ 2,739 $ 318,924
Reinvested .................................. 15,360 8,054 3,750 42,915 259 187 298 144,416
Redeemed ...................................
(50,643) (14,260) (17,807) (181,791) (965) (751) (2,319) (387,713)
Net Increase (Decrease) .........................
$ 100,964 $ 42,475 $ 13,858 $ 505,239 $ 488 $ 69 $ 718 $ 75,627
Shares:
Sold ....................................... 5,129 1,926 1,027 23,717 44 24 102 11,718
Reinvested .................................. 601 332 145 1,644 10 7 12 5,522
Redeemed ...................................
(1,922) (567) (664) (6,737) (36) (28) (86) (14,492)
Net Increase (Decrease) .........................
3,808 1,691 508 18,624 18 3 28 2,748
Year Ended August 31, 2019
Dollars:
Sold ....................................... $ 157,102 $ 74,792 $ 28,869 $ 618,371 $ 1,190 $ 3,111 $ 4,724 $ 429,587
Reinvested .................................. 12,122 7,033 4,005 13,102 439 98 387 181,564
Redeemed ...................................
(51,856) (25,956) (16,953) (140,947) (4,369) (611) (4,419) (436,837)
Net Increase (Decrease) .........................
$ 117,368 $ 55,869 $ 15,921 $ 490,526 $ (2,740) $ 2,598 $ 692 $ 174,314
Shares:
Sold ....................................... 6,769 3,351 1,215 26,194 51 124 194 17,439
Reinvested .................................. 613 371 201 653 22 5 19 9,042
Redeemed ...................................
(2,240) (1,177) (714) (6,029) (184) (27) (180) (18,419)
Net Increase (Decrease) .........................
5,142 2,545 702 20,818 (111) 102 33 8,062
Dividends and Distributions to Shareholders:
Period Ended February 29, 2020
From net investment income and net realized gain on
investments .................................. $ (15,698) $ (8,184) $ (3,753) $ (44,715) $ (259) $ (187) $ (298) $ (145,821)
Total Dividends and Distributions
$ (15,698) $ (8,184) $ (3,753) $ (44,715) $ (259) $ (187) $ (298) $ (145,821)
Year Ended August 31, 2019
From net investment income and net realized gain on
investments .................................. $ (12,167) $ (7,048) $ (4,005) $ (13,213) $ (439) $ (98) $ (387) $ (181,564)
Total Dividends and Distributions
$ (12,167) $ (7,048) $ (4,005) $ (13,213) $ (439) $ (98) $ (387) $ (181,564)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
21
See accompanying notes.
Amounts in thousands Bond Market Index Fund
Period Ended
February 29, 2020
Year Ended
August 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 29,146 $ 50,014
Net realized gain (loss) on investments ............................................................................................. 5,665 4,838
Net change in unrealized appreciation/depreciation of investments ................................................................
48,394 138,034
Net Increase (Decrease) in Net Assets Resulting from Operations 83,205 192,886
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (58,976) (42,522)
Total Dividends and Distributions (58,976) (42,522)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
452,094 391,965
Total Increase (Decrease) in Net Assets 476,323 542,329
Net Assets
Beginning of period .................................................................................................................
2,123,285 1,580,956
End of period .......................................................................................................................
$ 2,599,608 $ 2,123,285
Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Period Ended February 29, 2020
Dollars:
Sold ................................................ $ 8,677 $ 604,076 $ 93 $ 1,769 $ 3,034 $ 2,203 $ 3,191
Reinvested ........................................... 554 57,723 10 67 178 101 343
Redeemed ............................................
(3,114) (218,522) (427) (986) (2,171) (2,251) (2,454)
Net Increase (Decrease) ..................................
$ 6,117 $ 443,277 $ (324) $ 850 $ 1,041 $ 53 $ 1,080
Shares:
Sold ................................................ 764 52,418 8 157 269 194 282
Reinvested ........................................... 50 5,127 1 6 16 9 31
Redeemed ............................................
(277) (19,058) (38) (88) (192) (200) (218)
Net Increase (Decrease) ..................................
537 38,487 (29) 75 93 3 95
Year Ended August 31, 2019
Dollars:
Sold ................................................ $ 6,090 $ 816,609 $ 263 $ 2,147 $ 5,769 $ 3,387 $ 5,313
Reinvested ........................................... 555 40,300 19 51 238 969 390
Redeemed ............................................
(6,999) (418,890) (599) (1,043) (9,379) (44,082) (9,143)
Net Increase (Decrease) ..................................
$ (354) $ 438,019 $ (317) $ 1,155 $ (3,372) $ (39,726) $ (3,440)
Shares:
Sold ................................................ 568 75,608 24 201 545 317 493
Reinvested ........................................... 53 3,802 2 5 23 93 37
Redeemed ............................................
(656) (38,301) (55) (97) (887) (4,115) (844)
Net Increase (Decrease) ..................................
(35) 41,109 (29) 109 (319) (3,705) (314)
Dividends and Distributions to Shareholders:
Period Ended February 29, 2020
From net investment income and net realized gain on investments .... $ (554) $ (57,723) $ (10) $ (67) $ (178) $ (101) $ (343)
Total Dividends and Distributions
$ (554) $ (57,723) $ (10) $ (67) $ (178) $ (101) $ (343)
Year Ended August 31, 2019
From net investment income and net realized gain on investments .... $ (555) $ (40,300) $ (19) $ (51) $ (238) $ (969) $ (390)
Total Dividends and Distributions
$ (555) $ (40,300) $ (19) $ (51) $ (238) $ (969) $ (390)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
22
See accompanying notes.
Amounts in thousands Diversified Real Asset Fund
(a)
Period Ended
February 29, 2020
Year Ended
August 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 41,386 $ 109,172
Net realized gain (loss) on investments , foreign currencies , futures , options and swaptions and swap agreements ............... (6,180) (101,079)
Net change in unrealized appreciation/depreciation of investments , foreign currencies , futures , options and swaptions , swap agreements and translation of assets & liabilities in foreign currencies ......................................................
(45,528) (44,411)
Net Increase (Decrease) in Net Assets Resulting from Operations (10,322) (36,318)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (96,919) (126,294)
Total Dividends and Distributions (96,919) (126,294)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
8,688 (219,389)
Total Increase (Decrease) in Net Assets (98,553) (382,001)
Net Assets
Beginning of period .................................................................................................................
3,790,271 4,172,272
End of period .......................................................................................................................
$ 3,691,718 $ 3,790,271
Class A Class C Institutional R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended February 29, 2020
Dollars:
Sold ................................................ $ 4,618 $ 327 $ 411,743 $ 36 $ – $ 25 $ 187,846
Reinvested ........................................... 940 143 59,146 3 – 2 34,843
Redeemed ............................................
(10,127) (2,675) (493,706) – – (41) (184,435)
Net Increase (Decrease) ..................................
$ (4,569) $ (2,205) $ (22,817) $ 39 $ – $ (14) $ 38,254
Shares:
Sold ................................................ 397 29 35,635 4 – 1 16,276
Reinvested ........................................... 81 12 5,077 – – – 2,991
Redeemed ............................................
(880) (237) (42,664) – – (3) (15,918)
Net Increase (Decrease) ..................................
(402) (196) (1,952) 4 – (2) 3,349
Year Ended August 31, 2019
Dollars:
Sold ................................................ $ 23,589 $ 1,617 $ 889,501 $ 33 $ 1 $ 73 $ 178,573
Reinvested ........................................... 2,486 359 74,020 3 – 3 46,729
Redeemed ............................................
(74,540) (8,139) (995,483) – (4) (12) (358,198)
Net Increase (Decrease) ..................................
$ (48,465) $ (6,163) $ (31,962) $ 36 $ (3) $ 64 $ (132,896)
Shares:
Sold ................................................ 2,109 150 79,524 3 – 7 15,969
Reinvested ........................................... 241 35 7,172 – – – 4,528
Redeemed ............................................
(6,622) (745) (89,030) – – (1) (32,081)
Net Increase (Decrease) ..................................
(4,272) (560) (2,334) 3 – 6 (11,584)
Dividends and Distributions to Shareholders:
Period Ended February 29, 2020
From net investment income and net realized gain on investments .... $ (961) $ (162) $ (60,790) $ (3) $ – $ (2) $ (35,001)
Total Dividends and Distributions
$ (961) $ (162) $ (60,790) $ (3) $ – $ (2) $ (35,001)
Year Ended August 31, 2019
From net investment income and net realized gain on investments .... $ (2,541) $ (402) $ (76,562) $ (3) $ – $ (3) $ (46,783)
Total Dividends and Distributions
$ (2,541) $ (402) $ (76,562) $ (3) $ – $ (3) $ (46,783)
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
23
See accompanying notes.
Amounts in thousands Edge MidCap Fund
Period Ended
February 29, 2020
Year Ended
August 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 3,746 $ 5,775
Net realized gain (loss) on investments and foreign currencies .................................................................... 22,618 23,950
Net change in unrealized appreciation/depreciation of investments ................................................................
(39,502) (13,123)
Net Increase (Decrease) in Net Assets Resulting from Operations (13,138) 16,602
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (29,654) (35,525)
Total Dividends and Distributions (29,654) (35,525)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
11,658 40,409
Total Increase (Decrease) in Net Assets (31,134) 21,486
Net Assets
Beginning of period .................................................................................................................
693,936 672,450
End of period .......................................................................................................................
$ 662,802 $ 693,936
Class A Institutional R-6
Capital Share Transactions:
Period Ended February 29, 2020
Dollars:
Sold ....................................................................................... $ 5,997 $ 18,291 $ 13,437
Reinvested .................................................................................. 363 1,564 27,287
Redeemed ...................................................................................
(1,224) (8,408) (45,649)
Net Increase (Decrease) .........................................................................
$ 5,136 $ 11,447 $ (4,925)
Shares:
Sold ....................................................................................... 390 1,198 879
Reinvested .................................................................................. 24 101 1,758
Redeemed ...................................................................................
(82) (551) (2,992)
Net Increase (Decrease) .........................................................................
332 748 (355)
Year Ended August 31, 2019
(a)
Dollars:
Sold ....................................................................................... $ 5,716 $ 28,623 $ 59,856
Reinvested .................................................................................. – 838 34,677
Redeemed ...................................................................................
(231) (9,696) (79,374)
Net Increase (Decrease) .........................................................................
$ 5,485 $ 19,765 $ 15,159
Shares:
Sold ....................................................................................... 404 2,041 4,222
Reinvested .................................................................................. – 70 2,882
Redeemed ...................................................................................
(16) (693) (5,670)
Net Increase (Decrease) .........................................................................
388 1,418 1,434
Dividends and Distributions to Shareholders:
Period Ended February 29, 2020
From net investment income and net realized gain on investments ........................................... $ (363) $ (1,569) $ (27,722)
Total Dividends and Distributions
$ (363) $ (1,569) $ (27,722)
Year Ended August 31, 2019
(a)
From net investment income and net realized gain on investments ........................................... $ – $ (848) $ (34,677)
Total Dividends and Distributions
$ – $ (848) $ (34,677)
(a)
Period from December 31, 2018, date operations commenced, through August 31, 2019 for Class A shares.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
24
See accompanying notes.
Amounts in thousands Global Multi-Strategy Fund
(a)
Period Ended
February 29, 2020
Year Ended
August 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 12,709 $ 43,879
Net realized gain (loss) on investments , foreign currencies , futures , options and swaptions , short sales and swap agreements ... (8,887) 18,329
Net change in unrealized appreciation/depreciation of investments , foreign currencies , futures , options and swaptions , short sales , swap agreements and translation of assets & liabilities in foreign currencies .........................................
(3,076) (35,874)
Net Increase (Decrease) in Net Assets Resulting from Operations 746 26,334
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ – (133,695)
From tax return of capital ...........................................................................................................
– (6,481)
Total Dividends and Distributions – (140,176)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(439,711) (1,182,738)
Total Increase (Decrease) in Net Assets (438,965) (1,296,580)
Net Assets
Beginning of period .................................................................................................................
1,338,956 2,635,536
End of period .......................................................................................................................
$ 899,991 $ 1,338,956
Class A Class C Institutional R-6
Capital Share Transactions:
Period Ended February 29, 2020
Dollars:
Sold ............................................................................. $ 2,047 $ 536 $ 291,859 $ 17,527
Redeemed .........................................................................
(15,230) (4,628) (85,492) (646,330)
Net Increase (Decrease) ...............................................................
$ (13,183) $ (4,092) $ 206,367 $ (628,803)
Shares:
Sold ............................................................................. 189 52 27,061 1,608
Redeemed .........................................................................
(1,404) (445) (7,852) (60,194)
Net Increase (Decrease) ...............................................................
(1,215) (393) 19,209 (58,586)
Year Ended August 31, 2019
Dollars:
Sold ............................................................................. $ 7,989 $ 1,840 $ 218,661 $ 144,584
Reinvested ........................................................................ 2,674 1,564 30,856 76,963
Redeemed .........................................................................
(30,774) (16,484) (514,828) (1,105,783)
Net Increase (Decrease) ...............................................................
$ (20,111) $ (13,080) $ (265,311) $ (884,236)
Shares:
Sold ............................................................................. 765 184 20,784 13,702
Reinvested ........................................................................ 263 159 3,002 7,494
Redeemed .........................................................................
(2,925) (1,611) (48,573) (103,991)
Net Increase (Decrease) ...............................................................
(1,897) (1,268) (24,787) (82,795)
Dividends and Distributions to Shareholders:
Period Ended February 29, 2020
From net investment income and net realized gain on investments ................................. $ – $ – $ – $ –
Total Dividends and Distributions
$ – $ – $ – $ –
Year Ended August 31, 2019
From net investment income and net realized gain on investments ................................. $ (2,794) $ (1,679) $ (35,416) $ (93,806)
From tax return of capital .............................................................. (150) (104) (1,732) (4,495)
Total Dividends and Distributions
$ (2,944) $ (1,783) $ (37,148) $ (98,301)
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
25
See accompanying notes.
Amounts in thousands International Equity Index Fund
Period Ended
February 29, 2020
Year Ended
August 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 9,042 $ 32,208
Net realized gain (loss) on investments , foreign currencies and futures ............................................................ 9,642 (1,543)
Net change in unrealized appreciation/depreciation of investments , futures and translation of assets & liabilities in foreign currencies ......................................................................................................................
(15,439) (65,838)
Net Increase (Decrease) in Net Assets Resulting from Operations 3,245 (35,173)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (38,129) (37,266)
Total Dividends and Distributions (38,129) (37,266)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(9,312) 75,452
Total Increase (Decrease) in Net Assets (44,196) 3,013
Net Assets
Beginning of period .................................................................................................................
1,096,017 1,093,004
End of period .......................................................................................................................
$ 1,051,821 $ 1,096,017
Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended February 29, 2020
Dollars:
Sold ................................................ $ 10,538 $ 40 $ 139 $ 2,802 $ 3,188 $ 2,056 $ 75,029
Reinvested ........................................... 1,572 12 12 491 260 578 35,204
Redeemed ............................................
(23,522) (181) (350) (3,209) (2,644) (2,090) (109,237)
Net Increase (Decrease) ..................................
$ (11,412) $ (129) $ (199) $ 84 $ 804 $ 544 $ 996
Shares:
Sold ................................................ 1,013 4 13 274 304 197 7,307
Reinvested ........................................... 148 1 1 47 25 54 3,315
Redeemed ............................................
(2,213) (18) (34) (315) (254) (201) (10,491)
Net Increase (Decrease) ..................................
(1,052) (13) (20) 6 75 50 131
Year Ended August 31, 2019
Dollars:
Sold ................................................ $ 27,736 $ 101 $ 329 $ 6,153 $ 1,967 $ 4,931 $ 195,315
Reinvested ........................................... 1,582 17 20 459 332 494 34,362
Redeemed ............................................
(22,466) (209) (455) (6,746) (5,955) (6,011) (156,504)
Net Increase (Decrease) ..................................
$ 6,852 $ (91) $ (106) $ (134) $ (3,656) $ (586) $ 73,173
Shares:
Sold ................................................ 2,889 11 34 630 203 515 19,707
Reinvested ........................................... 176 2 2 52 37 56 3,829
Redeemed ............................................
(2,315) (22) (46) (691) (617) (598) (15,851)
Net Increase (Decrease) ..................................
750 (9) (10) (9) (377) (27) 7,685
Dividends and Distributions to Shareholders:
Period Ended February 29, 2020
From net investment income and net realized gain on investments .... $ (1,572) $ (12) $ (12) $ (491) $ (260) $ (578) $ (35,204)
Total Dividends and Distributions
$ (1,572) $ (12) $ (12) $ (491) $ (260) $ (578) $ (35,204)
Year Ended August 31, 2019
From net investment income and net realized gain on investments .... $ (1,582) $ (17) $ (20) $ (459) $ (332) $ (494) $ (34,362)
Total Dividends and Distributions
$ (1,582) $ (17) $ (20) $ (459) $ (332) $ (494) $ (34,362)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
26
See accompanying notes.
Amounts in thousands International Small Company Fund
Period Ended
February 29, 2020
Year Ended
August 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 1,688 $ 11,883
Net realized gain (loss) on investments and foreign currencies .................................................................... 25,955 (12,951)
Net change in unrealized appreciation/depreciation of investments and translation of assets & liabilities in foreign currencies ..
(41,067) (71,249)
Net Increase (Decrease) in Net Assets Resulting from Operations (13,424) (72,317)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (27,587) (68,970)
Total Dividends and Distributions (27,587) (68,970)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
48,700 36,815
Total Increase (Decrease) in Net Assets 7,689 (104,472)
Net Assets
Beginning of period .................................................................................................................
895,537 1,000,009
End of period .......................................................................................................................
$ 903,226 $ 895,537
Class A Institutional R-6
Capital Share Transactions:
Period Ended February 29, 2020
Dollars:
Sold ....................................................................................... $ 458 $ 18,678 $ 92,348
Reinvested .................................................................................. 119 1,106 26,361
Redeemed ...................................................................................
(853) (9,723) (79,794)
Net Increase (Decrease) .........................................................................
$ (276) $ 10,061 $ 38,915
Shares:
Sold ....................................................................................... 42 1,674 8,199
Reinvested .................................................................................. 10 98 2,306
Redeemed ...................................................................................
(78) (871) (7,194)
Net Increase (Decrease) .........................................................................
(26) 901 3,311
Year Ended August 31, 2019
Dollars:
Sold ....................................................................................... $ 1,204 $ 29,069 $ 119,409
Reinvested .................................................................................. 345 1,694 66,930
Redeemed ...................................................................................
(1,244) (11,622) (168,970)
Net Increase (Decrease) .........................................................................
$ 305 $ 19,141 $ 17,369
Shares:
Sold ....................................................................................... 114 2,786 11,482
Reinvested .................................................................................. 38 183 7,182
Redeemed ...................................................................................
(120) (1,110) (15,927)
Net Increase (Decrease) .........................................................................
32 1,859 2,737
Dividends and Distributions to Shareholders:
Period Ended February 29, 2020
From net investment income and net realized gain on investments ........................................... $ (119) $ (1,107) $ (26,361)
Total Dividends and Distributions
$ (119) $ (1,107) $ (26,361)
Year Ended August 31, 2019
From net investment income and net realized gain on investments ........................................... $ (346) $ (1,694) $ (66,930)
Total Dividends and Distributions
$ (346) $ (1,694) $ (66,930)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
27
See accompanying notes.
Amounts in thousands Opportunistic Municipal Fund
Period Ended
February 29, 2020
Year Ended
August 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 2,368 $ 4,766
Net realized gain (loss) on investments ............................................................................................. 927 988
Net change in unrealized appreciation/depreciation of investments ................................................................
3,413 6,188
Net Increase (Decrease) in Net Assets Resulting from Operations 6,708 11,942
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (2,412) (4,560)
Total Dividends and Distributions (2,412) (4,560)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
14,048 19,255
Total Increase (Decrease) in Net Assets 18,344 26,637
Net Assets
Beginning of period .................................................................................................................
135,888 109,251
End of period .......................................................................................................................
$ 154,232 $ 135,888
Class A Class C Institutional
Capital Share Transactions:
Period Ended February 29, 2020
Dollars:
Sold ....................................................................................... $ 9,492 N/A $ 14,507
Reinvested .................................................................................. 862 N/A 1,530
Redeemed ...................................................................................
(7,057) N/A (5,286)
Net Increase (Decrease) .........................................................................
$ 3,297 N/A $ 10,751
Shares:
Sold ....................................................................................... 847 N/A 1,290
Reinvested .................................................................................. 76 N/A 136
Redeemed ...................................................................................
(631) N/A (467)
Net Increase (Decrease) .........................................................................
292 N/A 959
Year Ended August 31, 2019
(a)
Dollars:
Sold ....................................................................................... $ 24,545 $ 883 $ 37,477
Reinvested .................................................................................. 1,776 75 2,655
Redeemed ...................................................................................
(22,216) (8,001) (17,939)
Net Increase (Decrease) .........................................................................
$ 4,105 $ (7,043) $ 22,193
Shares:
Sold ....................................................................................... 2,304 85 3,501
Reinvested .................................................................................. 165 7 247
Redeemed ...................................................................................
(2,096) (764) (1,686)
Net Increase (Decrease) .........................................................................
373 (672) 2,062
Dividends and Distributions to Shareholders:
Period Ended February 29, 2020
From net investment income and net realized gain on investments ........................................... $ (880) N/A $ (1,532)
Total Dividends and Distributions
$ (880) N/A $ (1,532)
Year Ended August 31, 2019
(a)
From net investment income and net realized gain on investments ........................................... $ (1,815) $ (86) $ (2,659)
Total Dividends and Distributions
$ (1,815) $ (86) $ (2,659)
(a)
Class C shares discontinued operations and converted to Class A shares on January 11, 2019.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
28
See accompanying notes.
Amounts in thousands Origin Emerging Markets Fund
Period Ended
February 29, 2020
Year Ended
August 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 4,079 $ 16,401
Net realized gain (loss) on investments and foreign currencies .................................................................... (16,563) (10,377)
Net change in unrealized appreciation/depreciation of investments and translation of assets & liabilities in foreign currencies ..
55,890 (29,387)
Net Increase (Decrease) in Net Assets Resulting from Operations 43,406 (23,363)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (21,257) (8,633)
Total Dividends and Distributions (21,257) (8,633)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
166,628 488,958
Total Increase (Decrease) in Net Assets 188,777 456,962
Net Assets
Beginning of period .................................................................................................................
1,096,224 639,262
End of period .......................................................................................................................
$ 1,285,001 $ 1,096,224
Class A Institutional R-6
Capital Share Transactions:
Period Ended February 29, 2020
Dollars:
Sold ....................................................................................... $ 1,685 $ 4,590 $ 237,261
Reinvested .................................................................................. 34 268 20,953
Redeemed ...................................................................................
(1,706) (2,159) (94,298)
Net Increase (Decrease) .........................................................................
$ 13 $ 2,699 $ 163,916
Shares:
Sold ....................................................................................... 152 407 20,750
Reinvested .................................................................................. 3 23 1,813
Redeemed ...................................................................................
(153) (191) (8,487)
Net Increase (Decrease) .........................................................................
2 239 14,076
Year Ended August 31, 2019
Dollars:
Sold ....................................................................................... $ 2,340 $ 3,112 $ 633,844
Reinvested .................................................................................. 23 163 8,447
Redeemed ...................................................................................
(3,889) (2,846) (152,236)
Net Increase (Decrease) .........................................................................
$ (1,526) $ 429 $ 490,055
Shares:
Sold ....................................................................................... 218 302 61,048
Reinvested .................................................................................. 2 18 913
Redeemed ...................................................................................
(378) (279) (14,468)
Net Increase (Decrease) .........................................................................
(158) 41 47,493
Dividends and Distributions to Shareholders:
Period Ended February 29, 2020
From net investment income and net realized gain on investments ........................................... $ (35) $ (269) $ (20,953)
Total Dividends and Distributions
$ (35) $ (269) $ (20,953)
Year Ended August 31, 2019
From net investment income and net realized gain on investments ........................................... $ (23) $ (163) $ (8,447)
Total Dividends and Distributions
$ (23) $ (163) $ (8,447)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
29
See accompanying notes.
Amounts in thousands Small-MidCap Dividend Income Fund
Period Ended
February 29, 2020
Year Ended
August 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 24,568 $ 49,488
Net realized gain (loss) on investments and foreign currencies .................................................................... 68,454 28,853
Net change in unrealized appreciation/depreciation of investments and translation of assets & liabilities in foreign currencies ..
(178,209) (315,957)
Net Increase (Decrease) in Net Assets Resulting from Operations (85,187) (237,616)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (43,151) (339,924)
Total Dividends and Distributions (43,151) (339,924)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(48,847) (102,705)
Total Increase (Decrease) in Net Assets (177,185) (680,245)
Net Assets
Beginning of period .................................................................................................................
2,166,532 2,846,777
End of period .......................................................................................................................
$ 1,989,347 $ 2,166,532
Class A Class C Institutional R-6
Capital Share Transactions:
Period Ended February 29, 2020
Dollars:
Sold ............................................................................. $ 13,624 $ 3,474 $ 186,858 $ 2,224
Reinvested ........................................................................ 2,598 1,585 36,466 187
Redeemed .........................................................................
(23,092) (15,592) (255,298) (1,881)
Net Increase (Decrease) ...............................................................
$ (6,870) $ (10,533) $ (31,974) $ 530
Shares:
Sold ............................................................................. 910 235 12,516 149
Reinvested ........................................................................ 171 105 2,391 12
Redeemed .........................................................................
(1,552) (1,058) (17,135) (124)
Net Increase (Decrease) ...............................................................
(471) (718) (2,228) 37
Year Ended August 31, 2019
Dollars:
Sold ............................................................................. $ 24,473 $ 4,750 $ 537,749 $ 3,442
Reinvested ........................................................................ 23,194 18,221 278,193 1,262
Redeemed .........................................................................
(72,982) (40,777) (878,313) (1,917)
Net Increase (Decrease) ...............................................................
$ (25,315) $ (17,806) $ (62,371) $ 2,787
Shares:
Sold ............................................................................. 1,718 342 37,161 216
Reinvested ........................................................................ 1,793 1,433 21,335 97
Redeemed .........................................................................
(4,985) (2,893) (60,592) (134)
Net Increase (Decrease) ...............................................................
(1,474) (1,118) (2,096) 179
Dividends and Distributions to Shareholders:
Period Ended February 29, 2020
From net investment income and net realized gain on investments ................................. $ (2,757) $ (1,713) $ (38,494) $ (187)
Total Dividends and Distributions
$ (2,757) $ (1,713) $ (38,494) $ (187)
Year Ended August 31, 2019
From net investment income and net realized gain on investments ................................. $ (24,423) $ (19,618) $ (294,621) $ (1,262)
Total Dividends and Distributions
$ (24,423) $ (19,618) $ (294,621) $ (1,262)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
30
See accompanying notes.
Amounts in thousands Small-MidCap Growth Fund
Period Ended
February 29, 2020
Period Ended
August 31, 2019
(a)
Operations
Net investment income (loss) ....................................................................................................... $ (16) $ (5)
Net realized gain (loss) on investments ............................................................................................. (219) (89)
Net change in unrealized appreciation/depreciation of investments ................................................................
211 225
Net Increase (Decrease) in Net Assets Resulting from Operations (24) 131
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ – –
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
– 5,000
Total Increase (Decrease) in Net Assets (24) 5,131
Net Assets
Beginning of period .................................................................................................................
5,131 –
End of period .......................................................................................................................
$ 5,107 $ 5,131
Institutional
Capital Share Transactions:
Period Ended February 29, 2020
Dollars:
Net Increase (Decrease) .............................................................................................
$ –
Shares:
Net Increase (Decrease) .............................................................................................
–
Period Ended August 31, 2019
(a)
Dollars:
Sold ........................................................................................................... $ 5,000
Net Increase (Decrease) .............................................................................................
$ 5,000
Shares:
Sold ........................................................................................................... 500
Net Increase (Decrease) .............................................................................................
500
Dividends and Distributions to Shareholders:
Period Ended February 29, 2020
From net investment income and net realized gain on investments ............................................................... $ –
Total Dividends and Distributions
$ –
Period Ended August 31, 2019
(a)
From net investment income and net realized gain on investments ............................................................... $ –
Total Dividends and Distributions
$ –
(a)
Period from June 12, 2019, date operations commenced, through August 31, 2019.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
31
See accompanying notes.
Amounts in thousands
Spectrum Preferred and Capital
Securities Income Fund
Period Ended
February 29, 2020
Year Ended
August 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 133,495 $ 271,781
Net realized gain (loss) on investments , futures and options and swaptions ....................................................... 9,441 6,927
Net change in unrealized appreciation/depreciation of investments , futures and options and swaptions ..........................
59,859 119,944
Net Increase (Decrease) in Net Assets Resulting from Operations 202,795 398,652
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (150,229) (280,911)
Total Dividends and Distributions (150,229) (280,911)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
638,761 (16,517)
Total Increase (Decrease) in Net Assets 691,327 101,224
Net Assets
Beginning of period .................................................................................................................
5,759,242 5,658,018
End of period .......................................................................................................................
$ 6,450,569 $ 5,759,242
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended February 29, 2020
Dollars:
Sold ................... $ 156,871 $ 37,621 $ 4,967 $ 1,101,311 $ 85 $ 458 $ 347 $ 101 $ 745 $ 162,690
Reinvested .............. 15,580 7,027 1,074 73,700 13 24 51 25 80 14,088
Redeemed ...............
(121,314) (62,952) (4,910) (686,757) (668) (124) (231) (469) (322) (60,350)
Net Increase (Decrease) .....
$ 51,137 $ (18,304) $ 1,131 $ 488,254 $ (570) $ 358 $ 167 $ (343) $ 503 $ 116,428
Shares:
Sold ................... 14,979 3,597 487 105,856 9 45 33 10 71 15,734
Reinvested .............. 1,488 672 106 7,089 1 2 5 2 8 1,356
Redeemed ...............
(11,553) (6,010) (482) (66,063) (65) (12) (22) (46) (31) (5,808)
Net Increase (Decrease) .....
4,914 (1,741) 111 46,882 (55) 35 16 (34) 48 11,282
Year Ended August 31, 2019
Dollars:
Sold ................... $ 312,376 $ 54,286 $ 5,965 $ 1,551,771 $ 146 $ 227 $ 1,045 $ 1,005 $ 1,250 $ 220,416
Reinvested .............. 28,123 19,068 2,182 128,732 46 46 119 64 138 28,982
Redeemed ...............
(278,909) (245,106) (8,847) (1,470,234) (177) (577) (1,440) (982) (1,254) (364,978)
Net Increase (Decrease) .....
$ 61,590 $ (171,752) $ (700) $ 210,269 $ 15 $ (304) $ (276) $ 87 $ 134 $ (115,580)
Shares:
Sold ................... 31,239 5,467 610 157,894 15 23 107 103 125 22,518
Reinvested .............. 2,839 1,935 227 13,084 5 5 12 6 14 2,952
Redeemed ...............
(28,125) (24,628) (919) (150,781) (18) (59) (146) (101) (129) (37,539)
Net Increase (Decrease) .....
5,953 (17,226) (82) 20,197 2 (31) (27) 8 10 (12,069)
Dividends and Distributions to
Shareholders:
Period Ended February 29, 2020
From net investment income and
net realized gain on investments $ (18,163) $ (8,900) $ (1,087) $ (96,595) $ (13) $ (38) $ (51) $ (25) $ (80) $ (25,277)
Total Dividends and
Distributions
$ (18,163) $ (8,900) $ (1,087) $ (96,595) $ (13) $ (38) $ (51) $ (25) $ (80) $ (25,277)
Year Ended August 31, 2019
From net investment income and
net realized gain on investments $ (32,317) $ (23,836) $ (2,215) $ (171,598) $ (46) $ (77) $ (119) $ (64) $ (139) $ (50,500)
Total Dividends and
Distributions
$ (32,317) $ (23,836) $ (2,215) $ (171,598) $ (46) $ (77) $ (119) $ (64) $ (139) $ (50,500)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
32
See accompanying notes.
Amounts in thousands SystematEx International Fund
Period Ended
February 29, 2020
Year Ended
August 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 814 $ 1,566
Net realized gain (loss) on investments and foreign currencies .................................................................... (482) (88)
Net change in unrealized appreciation/depreciation of investments and translation of assets & liabilities in foreign currencies ..
(13,646) (4,946)
Net Increase (Decrease) in Net Assets Resulting from Operations (13,314) (3,468)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (1,963) (7,000)
Total Dividends and Distributions (1,963) (7,000)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
174,699 13,248
Total Increase (Decrease) in Net Assets 159,422 2,780
Net Assets
Beginning of period .................................................................................................................
56,892 54,112
End of period .......................................................................................................................
$ 216,314 $ 56,892
Institutional R-6
Capital Share Transactions:
Period Ended February 29, 2020
Dollars:
Sold ................................................................................................. $ – $ 175,527
Reinvested ............................................................................................ 2 1,961
Redeemed .............................................................................................
– (2,791)
Net Increase (Decrease) ...................................................................................
$ 2 $ 174,697
Shares:
Sold ................................................................................................. – 16,732
Reinvested ............................................................................................ – 184
Redeemed .............................................................................................
– (265)
Net Increase (Decrease) ...................................................................................
– 16,651
Year Ended August 31, 2019
Dollars:
Sold ................................................................................................. $ 80 $ 33,235
Reinvested ............................................................................................ 39 6,961
Redeemed .............................................................................................
(95) (26,972)
Net Increase (Decrease) ...................................................................................
$ 24 $ 13,224
Shares:
Sold ................................................................................................. 8 3,430
Reinvested ............................................................................................ 4 745
Redeemed .............................................................................................
(9) (2,726)
Net Increase (Decrease) ...................................................................................
3 1,449
Dividends and Distributions to Shareholders:
Period Ended February 29, 2020
From net investment income and net realized gain on investments ..................................................... $ (2) $ (1,961)
Total Dividends and Distributions
$ (2) $ (1,961)
Year Ended August 31, 2019
From net investment income and net realized gain on investments ..................................................... $ (39) $ (6,961)
Total Dividends and Distributions
$ (39) $ (6,961)

Statement of Cash Flows
Principal Funds, Inc.
Six Months Ended February 29, 2020 (unaudited)
33
See accompanying notes.
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
Amounts in thousands
Global Multi-
Strategy Fund
(a)
Cash Flows from Operating Activities:
Net increase in net assets from operations .............................................................................. $ 746
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities ............................................................................... (3,039,644)
Proceeds from sale of investment securities ........................................................................ 3,738,361
Net sales or (purchases) of short term securities ..................................................................... 203,392
Proceeds from ( p ayments on) p urchased o ptions, net .................................................................. (522)
Proceeds from ( p ayments on) short sales transactions, net .............................................................. (257,474)
Net accretion of bond discounts and amortization of premiums .......................................................... (2,932)
Proceeds from (payments on) OTC swaps, net ...................................................................... 3,335
Proceeds from ( p ayments on) option and swaption contracts written , net .................................................... 649
Change in unrealized ap preciation on investments .................................................................... (3,323)
Change in unrealized ap preciation on OTC swaps .................................................................... (1,194)
Change in unrealized depreciation on options and swaptions ............................................................ 465
Change in unrealized appreciation on shorts ........................................................................ (673)
Net realized gain (loss) from investments .......................................................................... (2,782)
Net realized gain (loss) from OTC swaps .......................................................................... (115)
Net realized gain (loss) from options and swaptions .................................................................. (2,957)
Net realized gain (loss) from shorts .............................................................................. 13,907
(Increase) decrease in dividends and interest receivable ............................................................... 4,831
(Increase) decrease in fund shares sold ........................................................................... (735)
(Increase) decrease in deposits with counterparty .................................................................... 87,365
(Increase) decrease in investment securities sold .................................................................... 47,879
(Increase) decrease in variation margin on futures, net ................................................................ 258
(Increase) decrease in variation margin on swaps, net ................................................................. 138
Increase (decrease) in accrued fees, expenses, and expense reimbursement from Manager ....................................... (864)
Increase (decrease) in dividends and interest on securities sold short ...................................................... (971)
Increase (decrease) in fund shares redeemed ........................................................................ (1,066)
Increase (decrease) in deposits from counterparty .................................................................... (1,016)
Increase (decrease) in investment securities purchased ................................................................ (110,531)
Increase (decrease) in foreign currency contracts, net ................................................................. 4,975
Increase (decrease) in unrealized loss on unfunded loan commitments ..................................................... (6)
Net cash provided by operating activities 679,496
Cash Flows from Financing Activities:
Net payments from reverse repurchase agreements ................................................................... (243,168)
Proceeds from shares sold ..................................................................................... 311,969
Payment on shares redeemed ................................................................................... (751,680)
Net cash used in financing activities (682,879)
Net increase (decrease) in cash and foreign currency .................................................................. (3,383)
Cash and Foreign Currency:
Beginning of period ......................................................................................... $ 11,163
End of period ..............................................................................................
$ 7,780
Supplemental disclosure of cash flow information:
Reverse repurchase agreement interest paid ........................................................................ $ 4,603
Accrued reverse repurchase agreement interest  ..................................................................... $ 109

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
34
1. Organization
Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Blue Chip Fund, Bond Market
Index Fund, Diversified Real Asset Fund, Edge MidCap Fund, Global Multi-Strategy Fund, International Equity Index Fund, International
Small Company Fund, Opportunistic Municipal Fund, Origin Emerging Markets Fund, Small-MidCap Dividend Income Fund, Small-
MidCap Growth Fund, Spectrum Preferred and Capital Securities Income Fund, and SystematEx International Fund (known as the "Funds")
are presented herein. The Funds may offer up to ten classes of shares: Class A, Class C, Class J, Institutional, R-1, R-2, R-3, R-4, R-5, and
R-6. Information presented in these financial statements pertains to Class J, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6 classes of shares.
Certain detailed financial information for Class A and Class C shares is provided separately.
Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification
(“ASC”) Topic 946, Financial Services - Investment Companies . The Funds have not provided financial support and are not contractually required to provide financial support to any investee.
Effective December 31, 2018, the initial purchase of $10,000 of Class A shares of Edge MidCap Fund was made by Principal Global
Investors, LLC (the “Manager”).
Effective January 11, 2019, Class C shares discontinued and converted into Class A shares for Opportunistic Municipal Fund.
Effective June 12, 2019, the initial purchase of $5,000,000 of Institutional shares of Small-MidCap Growth Fund was made by the Principal
Financial Services, Inc.
Effective July 1, 2019, Preferred Securities Fund changed its name to Spectrum Preferred and Capital Securities Income Fund.
All classes of shares for each of the Funds represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Security Valuation. Certain of the Funds invest in Institutional Class shares of other series of the Fund. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. The Funds also invest in other publicly traded investment funds. Other publicly traded investment funds are valued at the respective fund's net asset value. The shares of the other series of Principal Funds, Inc. and other publicly traded investment funds are referred to as the “Underlying Funds”.
The Funds value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange, but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
35
Euro
5 .8%
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example, weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock
Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the respective fund as of February
29, 2020:
Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used
Diversified Real Asset Fund
Euro 7 .5%
British Pound Sterling 5 .3
Canadian Dollar 5 .1
Global Multi-Strategy Fund
International Equity Index Fund
Euro 31 .1%
Japanese Yen 23 .8
British Pound Sterling 15 .3
Swiss Franc 9 .5
Australian Dollar 6 .7
International Small Company Fund
Euro 25 .7%
Japanese Yen 25 .0
British Pound Sterling 16 .3
Canadian Dollar 10 .2
Origin Emerging Markets Fund
Hong Kong Dollar 32 .5%
New Taiwan Dollar 10 .7
Brazilian Real 6 .5
Small-MidCap Dividend Income Fund
Canadian Dollar 5 .7%
SystematEx International Fund
Euro 30 .7%
Japanese Yen 24 .3
British Pound Sterling 16 .7
Swiss Franc 7 .6
Australian Dollar 7 .3
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
36
in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The
Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.
In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear a pro rata share of the fees and expenses of the
Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Funds may own different proportions of the Underlying Funds at different times, the amount of expense incurred indirectly by each Fund will vary. Expenses included in the statements of operations of the Funds do not include any expenses associated with the Underlying Funds.
Distributions to Shareholders. With respect to Opportunistic Municipal Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts, net operating losses, foreign currency transactions, inverse floating rate securities, options and futures contracts, certain defaulted securities, sales of passive foreign investment companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, short sales, partnership investments, Real Estate Investment
Trusts (“REITs”), utilization of earnings and profits distributed to shareholders on redemption of shares, and limitations imposed by Sections
381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a
“regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is
“more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the "more likely than not" threshold would be recorded as a tax benefit or expense in the current year. During the period ended February 29, 2020, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2016-2018.
Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Funds have filed additional tax reclaims for taxes withheld in prior years. Due to the uncertainty and timing of these reclaims, a corresponding receivable will only be recorded when both the amount is known and there are no significant uncertainties regarding collectability.
Basis for Consolidation. Diversified Real Asset Fund and Global Multi-Strategy Fund (the “Consolidated Funds”) may invest up to 25%
of their total assets in their respective wholly-owned subsidiaries DRA Cayman Corporation and GMS Cayman Corporation (the “Cayman
Subsidiaries”), each organized under the laws of the Cayman Islands. The Consolidated Funds are the sole shareholder of their respective
Cayman Subsidiaries, and shares of the Cayman Subsidiaries will not be sold or offered to other investors. To the extent that the Consolidated
Funds invest in their Cayman Subsidiaries, they will be subject to the particular risks associated with the Cayman Subsidiaries' investments, which are discussed in the applicable Prospectus and Statement of Additional Information. The principal purpose of investing in the Cayman
Subsidiaries is to allow the Consolidated Funds to gain exposure to the commodity markets within the limitations of federal tax laws applicable to regulated investment companies. Diversified Real Asset Fund’s investment portfolio has been consolidated and includes the portfolio
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
37
holdings of Diversified Real Asset Fund and its Cayman subsidiary. Global Multi-Strategy Fund’s investment portfolio has been consolidated and includes the portfolio holdings of Global Multi-Strategy Fund and its Cayman subsidiary. The consolidated financial statements for
Diversified Real Asset Fund include the accounts of Diversified Real Asset Fund and its Cayman subsidiary and the consolidated financial statements for Global Multi-Strategy Fund include the accounts of Global Multi-Strategy Fund and its Cayman subsidiary. All intercompany transactions and balances have been eliminated in consolidation. At February 29, 2020, the net assets of the Cayman Subsidiaries were as follows (amounts in thousands):
Recent Accounting Pronouncements. In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update
("ASU") No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair
Value Measurement, which amends and eliminates certain disclosure requirements for fair value as part of its framework project. The ASU is effective for annual and interim periods beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of August 31, 2019, the Funds have adopted the removal and modification of applicable disclosures.
In March 2017, the Financial Accounting Standards Board issued ASU No. 2017-08 Premium Amortization on Purchased Callable Debt
Securities, which amends the accounting standards to shorten the amortization period of certain purchased callable debt securities to the earliest call date. The ASU is effective for annual and interim periods beginning after December 15, 2018. The Funds have adopted the new amendment as of September 1, 2019. The adoption of the ASU resulted in a cumulative effective adjustment to components within total distributable earnings (accumulated loss) on the statements of assets and liabilities as of the beginning of the fiscal year. This cumulative effective adjustment did not have a material impact on the financial statements and did not impact net assets of the Funds.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month London Interbank Offered Rate (“LIBOR”) rate plus 1.00%). The interest income received is included in interest income on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations. There were no outstanding loans or borrowings against the line of credit as of
February 29, 2020 .
During the period ended February 29, 2020, Funds lending to the Facility were as follows (amounts in thousands):
During the period ended February 29, 2020, Funds borrowing from the Facility were as follows (amounts in thousands):
Net Assets
Percent of Consolidated Fund’s
Net Assets
DRA Cayman Corporation $323,762 8.77%
GMS Cayman Corporation 4,903 0.54
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rates
Bond Market Index Fund $ 414 2.12%
Diversified Real Asset Fund 365 2.20
Edge MidCap Fund 348 2.15
Global Multi-Strategy Fund 172 2.39
International Equity Index Fund 22 2.18
International Small Company Fund 156 2.43
Origin Emerging Markets Fund 52 2.24
Small-MidCap Dividend Income Fund 113 2.14
Spectrum Preferred and Capital Securities Income Fund 1,542 2.15
Average Daily
Outstanding
Balance
Weighted Average
Annual Interest
Rates
Blue Chip Fund $ 1 , 040 2.33%
Diversified Real Asset Fund 1,138 2.12
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
38
In addition, the Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $100 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit which is allocated to each participating fund based on average net assets. The interest expense associated with these borrowings is included in other expenses on the statements of operations. During the year ended February 29, 2020 , there was no borrowing against the line of credit.
Commodity Linked Notes. Diversified Real Asset Fund invests in structured notes whose market values are primarily derived from changes in the value of various commodity indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the fair value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the fund records a realized gain or loss.
Contingent Convertible Securities. Global Multi-Strategy Fund and Spectrum Preferred and Capital Securities Income Fund invest in contingent convertible securities (“CoCos”). CoCos are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain “triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos; general market conditions and available liquidity; and
economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features,
CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, as stated in the counterparties' master netting agreements ("Master Netting Agreements"), such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.
Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.
The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions.
Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.
Average Daily
Outstanding
Balance
Weighted Average
Annual Interest
Rates
International Equity Index Fund $ 210 2. 2 3%
International Small Company Fund 14 2.18
Opportunistic Municipal Fund 49 2.40
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
39
Diversified Real Asset Fund and Global Multi-Strategy Fund have financial instruments that are subject to Master Netting Agreements or similar agreements.
As of February 29, 2020, financial assets and liabilities subject to Master Netting Agreements or similar agreements were as follows (amounts
in thousands):
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged Net Exposure
Diversified Real Asset Fund
ANZ Stockbroking
Foreign Currency Contracts $ — $ — $ —
$ — $ — $ — $ — $ —
Bank of America NA
Foreign Currency Contracts 86 (17 4 ) (8 8 )
Total Return Swaps — (4,939) ** (4,939)
$ 86 $ (5,113) ** $ (5,027)
$ 4,939 ^^
$ (88)
Barclays Bank PLC
Purchased Capped Options 71 — 71
Foreign Currency Contracts — (1) (1)
Purchased Interest Rate Swaptions 1,517 — 1,517
Written Interest Rate Swaptions — (2,526) (2,526)
$ 1,5 88 $ (2,527) $ (939) $ — $ (939)
BMO Capital Markets
Foreign Currency Contracts 21 (11) 10
$ 21 $ (11) $ 10 $ — $ 10
BNP Paribas
Foreign Currency Contracts 17 (7) 10
$ 17 $ (7) $ 10 $ — $ 10
CIBC World Markets
Foreign Currency Contracts — (21) (21)
$ — $ (21) $ (21) $ — $ (21)
Citigroup Inc
Foreign Currency Contracts 12 (23) (11)
Purchased Options 3 — 3
$ 15 $ (23) $ (8) $ — $ (8)
Deutsche Bank AG
Purchased Capped Options 2 — 2
Foreign Currency Contracts — (1) (1)
Purchased Interest Rate Swaptions 222 — 222
Written Interest Rate Swaptions — (827) (827)
Written Options — (3) (3)
Written Capped Options — (1) (1)
$ 224 $ (832) $ (608) $ — $ (608)
Goldman Sachs & Co
Foreign Currency Contracts 30 (96) (66)
$ 30 $ (96) $ (66) $ — $ (66)
HSBC Securities Inc
Foreign Currency Contracts 195 (250) (55)
$ 195 $ (250) $ (55) $ — $ (55)
JPMorgan Chase
Purchased Capped Options 3 — 3
Purchased Interest Rate Swaptions 432 — 432
Purchased Options 68 — 68
Written Interest Rate Swaptions — (222) (222)
Written Capped Options — (1) (1)
$ 503 $ (223) $ 280
$ (210) ^
$ 70
M3 Capital Partners
Total Return Swaps — (6,008) ** (6,008)
$ — $ (6,008) ** $ (6,008) $ — $ (6,008)
Morgan Stanley & Co
Foreign Currency Contracts 109 (199) (90)
Purchased Interest Rate Swaptions 143 — 143
Written Interest Rate Swaptions — (261) (261)
$ 252 $ (460) $ (208) $ — $ (208)
Societe Generale
Total Return Swaps — (1,631) ** (1,631)
$ — $ (1,631) ** $ (1,631)
$ 1,631 ^^
$ —
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
40
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged Net Exposure
Diversified Real Asset Fund (continued)
Standard Chartered Bank, Hong Kong
Foreign Currency Contracts $ 400 $ (406) $ (6)
$ 400 $ (406) $ (6) $ — $ (6)
Westpac Banking Corporation
Foreign Currency Contracts 36 (21) 15
$ 36 $ (21) $ 15 $ — $ 15
Total OTC $ 3,367 $ (17,629) $ (14,262)
$ 6,360 ^^
$ (7,902)
Global Multi-Strategy Fund
Bank of America NA
Foreign Currency Contracts 2,237 (2,959) (722)
Interest Rate Swaps 347 — 347
Purchased Interest Rate Swaptions 1,044 — 1,044
Purchased Options 64 — 64
Written Interest Rate Swaptions — (741) (741)
$ 3,692 $ (3,700) $ (8)
$ 8 ^^
$ —
Bank of New York Mellon
Foreign Currency Contracts 1,358 (540) 818
$ 1,358 $ (540) $ 818 $ — $ 818
Barclays Bank PLC
Credit Default Swaps 151 — 15 1
Foreign Currency Contracts 3,490 (4,402) (912)
Interest Rate Swaps 24 (84) (60)
Purchased Options 118 — 118
Written Options — (6) (6)
$ 3,78 3 $ (4,492) $ (70 9 )
$ 110 ^^
$ (59 9 )
BNP Paribas
Purchased Options 4 — 4
$ 4 $ — $ 4 $ — $ 4
Citigroup Inc
Credit Default Swaps 97 (66) 31
Foreign Currency Contracts 135 (78) 57
Interest Rate Swaps — (93) (93)
Purchased Options 77 — 77
Total Return Swaps 64 — 64
Written Options — (13) (13)
$ 373 $ (250) $ 123 $ — $ 123
Deutsche Bank AG
Foreign Currency Contracts 6 — 6
Purchased Options 24 — 24
$ 30 $ — $ 30 $ — $ 30
Goldman Sachs & Co
Credit Default Swaps — (66) (66)
Equity Basket Swaps 27 (212) (185)
Foreign Currency Contracts 282 (29) 253
Purchased Options 162 — 162
Written Options — (37) (37)
$ 471 $ (344) $ 127 $ — $ 127
HSBC Securities Inc
Foreign Currency Contracts 358 (212) 146
Total Return Swaps 269 — 269
$ 627 $ (212) $ 415 $ — $ 415
Jefferies & Company
Purchased Options 1 — 1
$ 1 $ — $ 1 $ — $ 1
JPMorgan Chase
Credit Default Swaps — (18 0 ) (18 0 )
Equity Basket Swaps 216 (290) (74)
Foreign Currency Contracts 200 — 200
Interest Rate Swaps 80 (38) 42
Total Return Swaps 26 — 26
Written Options — (41) (41)
$ 522 $ (5 49 ) $ (2 7 )
$ 2 7 ^^
$ —
Merrill Lynch
Foreign Currency Contracts 105 (216) (111)
$ 105 $ (216) $ (111) $ — $ (111)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
41
Financial Derivative Instrument: Repurchase Agreements and Reverse Repurchase Agreements
Global Multi-Strategy Fund
Cross Trades.  The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor.
Such transactions are permissible provided that the conditions of Rule 17a-7 under the Investment Company Act of 1940 are satisfied.
Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statements of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for over-the-counter ("OTC") derivatives. Master Securities Forward Transaction Agreements
("MSFTA") accounts are also maintained in a segregated account at the custodian for collateral related to forward currency contracts and
"to-be-announced" ("TBA") securities. Certain of the Funds may pledge cash to a broker for securities sold short and repurchase agreements.
As of February 29, 2020, deposits with counterparty were as follows (amounts in thousands):
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged Net Exposure
Global Multi-Strategy Fund (continued)
Morgan Stanley & Co
Credit Default Swaps $ 194 $ (14) $ 180
Equity Basket Swaps 2,607 (1,381) 1,226
Foreign Currency Contracts 431 (7 1 ) 3 60
Interest Rate Swaps 85 — 85
Purchased Options 32 — 32
$ 3,349 $ (1,46 6 ) $ 1,88 3 $ — $ 1,88 3
Societe Generale
Purchased Options 6 — 6
$ 6 $ — $ 6 $ — $ 6
Standard Chartered Hong Kong
Purchased Options 87 — 87
$ 87 $ — $ 87 $ — $ 87
UBS AG
Equity Basket Swaps 561 (655) (94)
Foreign Currency Contracts 6 8 — 6 8
$ 6 29 $ (655) $ (2 6 )
$ 2 6 ^^
$ —
Total OTC $ 15,0 37 $ (12,42 4 ) $ 2,613 $ — $ —
*
Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the Statement of Assets and Liabilities.
**
Represents derivatives owned by the Cayman Subsidiary.
^
The counterparty has pledged cash to the fund as collateral in a segregated account which is not included in the assets of the fund.
^^ The fund has pledged cash to the counterparty as collateral which may be in excess of the amount owed to the counterparty.
Counterparty
Repurchase Agreement
Proceeds to be Received
Payable for Reverse
Repurchase Agreements Net Receivable/(Payable)
Collateral
(Received)/Pledged Net Exposure
Barclays Bank $3,964 $(3,398) $566 $— $566
Merrill Lynch 250,207 (407,532) (157,325) 151,121 (6,204)
Repurchase
Agreements
FCM (Futures and
Cleared Swaps)
ISDA (OTC
Derivatives) Shorts
Total Deposits
with Counterparty
Diversified Real Asset Fund $ — $ 3,150 $ 13,110 $ — $ 16,260
Global Multi-Strategy Fund 5,498 18,221 20,727 91,178 135,624
International Equity Index Fund — 117 — — 117
Spectrum Preferred and Capital Securities
Income Fund — 2,266 — — 2,266
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
42
Deposits from Counterparty. Cash received from a counterparty as collateral is reflected as a liability on the statements of assets and liabilities as deposits from counterparty. There are a variety of security types which require varying levels of pledged collateral. The collateral posted to the Funds by the broker is received in the fund’s custodian account.
As of February 29, 2020, deposits from counterparty were as follows (amounts in thousands):
Floating Rate Notes Issued in Conjunction with Securities Held. Opportunistic Municipal Fund has entered into transactions in which the fund transfers fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The fund enters into shortfall and forbearance agreements with the trusts, which commit the fund to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund (inverse floating rate securities) include the right of the fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the fund, thereby collapsing the trusts. The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investment assets, and the related floating rate notes reflected as fund liabilities under the caption “floating rate notes issued” in the statement of assets and liabilities. The fund holds the "floating rate notes issued" in which the carrying value, including accrued interest, approximates fair value for financial statement purposes. As of period end, the “floating rate notes issued” payable is categorized as Level 2 within the disclosure hierarchy. The balance of the "floating rate notes issued" as of February 29, 2020 was $5,428,000. The average outstanding balance for the liability during the period ended February 29, 2020 was $5,428,000 at a weighted average annual interest rate of 1.98%. The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.
Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Funds’ investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.
In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar.
Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may enter into futures contracts to hedge against changes in, or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments.
Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price.
If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days)
at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’
ISDA (OTC
Derivatives)
Diversified Real Asset Fund $ 210
Global Multi-Strategy Fund 192
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
43
ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.
Options Contracts. During the period, Diversified Real Asset Fund, Global Multi-Strategy Fund, and Spectrum Preferred and Capital
Securities Income Fund wrote call and put options on swaps, securities, indices and currencies they own or in which they may invest for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying swap, security, index or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. The maximum potential amount of future payments
(undiscounted) that a fund as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the schedule of investments. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at period end are included in the Funds' schedules of investments.
Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or
U.S. government agency securities. It is the Fund's policy that the counterparties’ custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.
In addition, Global Multi-Strategy Fund may enter into repurchase agreements with certain counterparties that are collateralized by assets other than U.S. government or U.S. government agency securities. The collateral pledged by the counterparty under these repurchase agreements is maintained in a segregated account at the counterparty’s custodian. After entering into the repurchase agreement, the fund may sell short the security pledged by the counterparty as collateral in anticipation of a decline in market value. Upon the settlement of the short sale, the fund will unwind the repurchase agreement.
Although the repurchase agreements are typically open-ended through the maturity date of the collateral, the fund has a right to terminate the repurchase agreement at any time with two days’ notice. During periods of high demand for the collateral security, the fund may also pay the counterparty a fee and the amount is recorded as interest expense on the statements of operations.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
44
Global master repurchase agreements govern the repurchase and reverse repurchase transactions between the fund and the counterparty.
Collateral requirements for certain counterparties may be determined on a total exposure basis, rather than on an individual repurchase agreement or reverse repurchase agreement basis in order to determine the collateral to be received or pledged.
Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Reverse Repurchase Agreements. Global Multi-Strategy Fund has entered into reverse repurchase agreements. Under a reverse repurchase agreement, a fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the fund, and are subject to the fund’s restrictions on borrowing. Reverse repurchase agreements may increase the volatility of a fund and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money.
While a reverse repurchase agreement is outstanding, the Fund will maintain cash or appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the sub-advisor deems creditworthy. The fund must segregate assets in an amount equal to the amount the fund owes pursuant to the terms of the reverse repurchase agreements. Reverse repurchase agreements are shown as a separate line item on the statements of assets and liabilities. Interest payments made are shown as reverse repurchase agreement interest expense on the statements of operations. The fund holds reverse repurchase agreements in which the carrying value, including accrued interest, approximates fair value for financial statement purposes. As of period end, the reverse repurchase agreements payable is categorized as Level 2 within the disclosure hierarchy. The average amount of borrowings outstanding during the period ended February 29, 2020 was $472,338,000 at a weighted average interest rate of 1.949%. The following table shows a breakdown of the obligations owed by fund, security type sold and remaining maturity for the reverse repurchase agreements.
Securities Lending. To earn additional income, certain of the Funds may lend portfolio securities to approved brokerage firms. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The cash collateral received is usually invested in a SEC-
registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Security lending income, net of related fees, is shown on the statements of operations. As of February 29, 2020 , the Funds had securities on loan as follows (amounts in thousands):
Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Fund Security Type
Remaining
Contractual Tenor
Payable for Reverse
Repurchase Agreement
Global Multi-Strategy Fund Corporate Bonds Overnight and Continuous $ 4,856
U.S. Treasury and Agency Securities Overnight and Continuous 397,161
Corporate Bonds Greater than 90 Days 3,782
Non-U.S. Sovereign Bonds Greater than 90 Days 1,733
U.S. Treasury and Agency Securities Greater than 90 Days 3,398
Gross amount of recognized liabilities for reverse repurchase agreements
$ 410,930
Market Value Collateral Value
Bond Market Index Fund $ 12,979 $ 13,115
Diversified Real Asset Fund 9,466 9,826
International Equity Index Fund 16,284 17,653
International Small Company Fund 22,911 24,353
Small-MidCap Dividend Income Fund 25,462 27,567
Small-MidCap Growth Fund 65 64
Spectrum Preferred and Capital Securities
Income Fund 30,953 32,740
SystematEx International Fund 1,972 3,483
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
45
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the LIBOR rate.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Funds are obligated to fund these commitments at the Borrower’s discretion. Therefore, the Funds must have funds sufficient to cover its contractual obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on commitments on the statements of assets and liabilities, as applicable.
As of February 29, 2020, the commitments were as follows (amounts in thousands):
Short Sales. Bond Market Index Fund and Global Multi-Strategy Fund entered into short sales transactions during the period. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statements of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and, if any, appear as dividends and interest on shorts on the statements of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.
The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statements of assets and liabilities and securities segregated as collateral are footnoted in the schedule of investments.
The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statements of operations.
Swap Agreements. Diversified Real Asset Fund and Global Multi-Strategy Fund invested in swap agreements during the period. Swap agreements are negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, currency, interest rate, or total return swap agreements to manage its exposure to credit, currency, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of
Directors. Centrally cleared swaps are valued using the last traded price from the preliminary trading exchange. OTC swaps are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Changes in value are recorded as unrealized gain or loss which is included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities.
Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.
Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate
Unfunded Loan Commitment Unrealized gain/loss
Diversified Real Asset Fund $ 18,502 $ 1,105
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
46
fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.
The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a
“credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a fund would add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.
If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either
(i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index.
The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation).
For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of February 29, 2020 for which a fund is the seller of protection are disclosed in the footnotes to the schedules
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
47
of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fund for the same referenced entity or entities.
Synthetic futures, which are total return swaps on futures contracts, along with equity basket swaps generally involve the commitment to receive positive returns or pay negative returns on a specified reference security, basket of securities, security index or index component, without actually owning the underlying position.
Currency swap agreements involve the commitment to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies.
Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.
Certain collateral amounts relate to exchange cleared swaps which are not subject to master netting agreements with counterparties.
To Be Announced Securities. The Funds may trade portfolio securities on a TBA or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.
Underlying Funds. An Underlying Fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an Underlying Fund, the loss of assets to the Underlying Fund could result in increased expense ratios for that fund.
The Manager is the advisor to the Fund, Principal Variable Contracts Funds, Inc., and some of the Underlying Funds.  The Manager is committed to minimizing the potential impact of Underlying Fund risk on Underlying Funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds. Shareholder reports for the Underlying Funds can be found at www.prinicpalfunds.com.
As of February 29, 2020, series of the Fund and Principal Variable Contracts Funds, Inc. owned the following percentages, in the aggregate, of the outstanding shares of the Underlying Funds listed below:
U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage
Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal
Home Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage
Fund
Total Percentage of
Outstanding Shares Owned
Blue Chip Fund 42.31%
Bond Market Index Fund 90.85
Diversified Real Asset Fund 14.66
Edge MidCap Fund 90.02
International Equity Index Fund 52.66
International Small Company Fund 88.46
Origin Emerging Markets Fund 52.17
Spectrum Preferred and Capital Securities
Income Fund 6.68
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
48
bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.
Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):
Asset Derivatives February 29, 2020 Liability Derivatives February 29, 2020
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Diversified Real Asset Fund
Commodity contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 4,744
*
Payables, Total distributable earnings (accumulated loss)
$ 33,488
*
Foreign exchange contracts Receivables
$ 977
Payables
$ 1,213
Interest rate contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 10,767
*
Payables, Total distributable earnings (accumulated loss)
$ 12,937
*
Total
$ 16,488 $ 47,638
Global Multi-Strategy Fund
Commodity contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 1,381
*
Payables, Total distributable earnings (accumulated loss)
$ 971
*
Credit contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 1,223
*
Payables, Total distributable earnings (accumulated loss)
$ 326
*
Equity contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 12,631
*
Payables, Total distributable earnings (accumulated loss)
$ 10,280
*
Foreign exchange contracts Receivables
$ 9,256
*
Payables
$ 8,617
*
Interest rate contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 6,434
*
Payables, Total distributable earnings (accumulated loss)
$ 7,759
*
Total
$ 30,925 $ 27,953
International Equity Index Fund
Equity contracts
Receivables, Total distributable earnings (accumulated
loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 265
*
Spectrum Preferred and Capital Securities Income Fund
Interest rate contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 75
Payables, Total distributable earnings (accumulated loss)
$ 13
*
*
Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Diversified Real Asset Fund
Commodity contracts
Net realized gain (loss) from Futures contracts
and Swap agreements/Net change in unrealized
appreciation/(depreciation) of Futures contracts
and Swap agreement
$ 4,362 $ (33,160)
Foreign exchange contracts
Net realized gain (loss) from Investment
transactions, Foreign currency contracts, and
Options and swaptions/Net change in unrealized
appreciation/(depreciation) of Investments,
Foreign currency contracts, and Options and
swaptions.
$ (110) $ 87
Interest rate contracts
Net realized gain (loss) from Investment
transactions, Futures contracts, Options and
swaptions, and Swap agreements/Net change
in unrealized appreciation/(depreciation) of
Investments, Futures contracts, Options and
swaptions, and Swap agreements
$ (3,581) $ 4,044
Total $ 671 $ (29,029)
Global Multi-Strategy Fund
Commodity contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ (241) $ (1,987)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
49
Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Diversified Real Asset Fund and Global Multi-Strategy Fund. The
Spectrum Preferred and Capital Securities Income Fund uses long and short U.S. Treasury futures and options on those listed U.S. Treasury future contracts to mitigate interest rate volatility and for income generation. The notional values of the futures contracts will vary in accordance with changing duration of these funds.
The following table includes a summary of the average quarterly outstanding notional by derivative instrument type for the year ended
February 29, 2020 (amounts in thousands):
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Credit contracts
Net realized gain (loss) from Swap agreements/
Net change in unrealized appreciation/
(depreciation) of Swap agreements
$ (484) $ 838
Equity contracts
Net realized gain (loss) from Investment
transactions, Futures contracts, Options and
swaptions, and Swap agreements/Net change
in unrealized appreciation/(depreciation) of
Investments, Futures contracts, Options and
swaptions, and Swap agreements
$ (2,734) $ (2,206)
Foreign exchange contracts
Net realized gain (loss) from Investment
transactions, Foreign currency contracts, Futures
contracts, and Options and swaptions/Net change
in unrealized appreciation/(depreciation) of
Investments, Foreign currency contracts, Futures
contracts, and Options and swaptions.
$ 2,004 $ (4,803)
Interest rate contracts
Net realized gain (loss) from Investment
transactions, Futures contracts, Options and
swaptions, and Swap agreements/Net change
in unrealized appreciation/(depreciation) of
Investments, Futures contracts, Options and
swaptions, and Swap agreements
$ (912) $ 3,881
Total $ (2,367) $ (4,277)
International Equity Index Fund
Equity contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 459 $ (179)
Spectrum Preferred and Capital Securities Income Fund
Interest rate contracts
Net realized gain (loss) from Investment
transactions, Futures contracts, and Options and
swaptions /Net change in unrealized appreciation/
(depreciation) of Investments, Futures contracts,
and Options and swaptions
$ (2,317) $ 43
Contract Type Derivative Type Average Notional
Diversified Real Asset Fund
Commodity Contracts
Futures - Long
$353,799
Futures - Short
226,769
Total Return Swaps - Receive Floating Rate
231,631
Foreign Exchange Contracts
Foreign Currency Contracts - Contracts to Accept
665,885
Foreign Currency Contracts - Contracts to Deliver
697,808
Purchased Options
16,828
Written Options
39,424
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps - Pay Floating Rate
455,992
Exchange Cleared Interest Rate Swaps - Receive Floating Rate
353,529
Futures - Long
138,188
Futures - Short
92,562
Purchased Capped Options
41,503
Purchased Interest Rate Swaptions
164,077
Purchased Options
990
Written Capped Options
44,328
Written Interest Rate Swaptions
720,936
Written Options
623
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
50
4. Fair Valuation
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund's own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
Contract Type Derivative Type Average Notional
Global Multi-Strategy Fund
Commodity Contracts
Futures - Long
$34,135
Futures - Short
40,779
Synthetic Futures - Long
2,391
Synthetic Futures - Short
8,156
Credit Contracts
Credit Default Swaps – Buy Protection
30,420
Credit Default Swaps – Sell Protection
5,988
Exchange Cleared Credit Default Swaps – Buy Protection
15,587
Equity Contracts
Futures - Long
79,915
Futures - Short
98,207
Purchased Options
175
Synthetic Futures - Long
3,093
Synthetic Futures - Short
240
Total Return Equity Basket Swaps
150,865
Total Return Swaps – Pay Floating Rate
2,556
Total Return Swaps – Receive Floating Rate
2,817
Written Options
115
Foreign Exchange Contracts
Currency Swaps - Contracts to Accept
10,878
Currency Swaps - Contracts to Deliver
10,882
Foreign Currency Contracts - Contracts to Accept
571,752
Foreign Currency Contracts - Contracts to Deliver
760,106
Futures - Long
2,694
Futures - Short
4,028
Purchased Options
181,947
Written Options
68,721
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps - Pay Floating Rate
79,726
Exchange Cleared Interest Rate Swaps - Receive Floating Rate
3,544,831
Futures - Long
722,327
Futures - Short
300,365
Interest Rate Swaps - Pay Floating Rate
27,986
Interest Rate Swaps - Receive Floating Rate
29,241
Purchased Interest Rate Swaptions
120,579
Purchased Options
4,738
Synthetic Futures - Long
36,571
Synthetic Futures - Short
24,069
Total Return Swaps – Pay Floating Rate
10,717
Total Return Swaps – Receive Floating Rate
11,923
Written Interest Rate Swaptions
36,553
Written Options
5,420
International Equity Index Fund
Equity Contracts Futures - Long 4,907
Spectrum Preferred and Capital Securities Income
Fund
Interest Rate Contracts Futures - Short 20,153
Purchased Options
4,030
Written Options
6,020
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
51
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in
Level 1 includes listed equities and listed derivatives.
● Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and U.S. Government and Government Agency Obligations.
● Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, mortgage backed securities or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds' own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using indicative quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-
dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).
Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the
Fund’s Board of Directors. The Manager has established a valuation committee (“Valuation Committee”) of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets at least monthly and reports directly to the Board of Directors. A pricing group (the “Pricing
Group”) who reports to the Valuation Committee, relies on the established pricing policies to determine fair valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.
The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
52
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of February 29, 2020 in valuing the Funds' securities carried at value (amounts in thousands):
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Blue Chip Fund
Common Stocks* $ 5,092,123 $ — $ — $ 5,092,123
Investment Companies 3 — — 3
Total investments in securities $ 5,092,126 $ — $ — $ 5,092,126
Bond Market Index Fund
Bonds* — 825,658 — 825,658
Investment Companies 153,606 — — 153,606
Municipal Bonds* — 16,232 — 16,232
U.S. Government & Government Agency Obligations* — 1,685,766 — 1,685,766
Total investments in securities $ 153,606 $ 2,527,656 $ — $ 2,681,262
Diversified Real Asset Fund
Bonds* — 397,151 — 397,151
Commodity Indexed Structured Notes* — 12,809 — 12,809
Common Stocks
Basic Materials 155,672 144,807 — 300,479
Communications 5,808 1,888 12 7,708
Consumer, Cyclical 12,136 11,028 33 23,197
Consumer, Non-cyclical 49,506 76,683 41 126,230
Energy 278,122 87,609 — 365,731
Financial 247,431 140,502 — 387,933
Industrial 106,531 95,871 — 202,402
Technology 5,465 — — 5,465
Utilities 212,539 300,124 — 512,663
Investment Companies 127,378 — — 127,378
Senior Floating Rate Interests* — 590,912 — 590,912
U.S. Government & Government Agency Obligations* — 661,916 — 661,916
Purchased Interest Rate Swaptions — 2,314 — 2,314
Purchased Capped Options — 76 — 76
Purchased Options 373 71 — 444
Total investments in securities $ 1,200,961 $ 2,523,761 $ 86 $ 3,724,808
Assets
Commodity Contracts
Futures** 4,744 — — 4,744
Foreign Exchange Contracts
Foreign Currency Contracts — 906 — 906
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 6,978 — 6,978
Futures** 1,026 — — 1,026
Liabilities
Commodity Contracts
Futures** (20,910) — — (20,910)
Total Return Swaps — (12,578) — (12,578)
Foreign Exchange Contracts
Foreign Currency Contracts — (1,210) — (1,210)
Written Options — (3) — (3)
Interest Rate Contracts
Capped Options — (2) — (2)
Exchange Cleared Interest Rate Swaps** — (7,374) — (7,374)
Futures** (1,585) — — (1,585)
Interest Rate Swaptions — (3,836) — (3,836)
Written Options (140) — — (140)
Edge MidCap Fund
Common Stocks
Basic Materials 29,874 — — 29,874
Communications 13,186 9,526 — 22,712
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
53
Reverse Repurchase Agreements
—
(410,931)
—
(410,931)
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Edge MidCap Fund
Consumer, Cyclical $ 69,278 $ — $ — $ 69,278
Consumer, Non-cyclical 99,143 — — 99,143
Energy 20,537 — — 20,537
Financial 135,806 — — 135,806
Industrial 136,658 — — 136,658
Technology 88,054 — — 88,054
Utilities 46,134 — — 46,134
Investment Companies 18,968 — — 18,968
Total investments in securities $ 657,638 $ 9,526 $ — $ 667,164
Global Multi-Strategy Fund
Bonds* — 346,576 864 347,440
Common Stocks
Basic Materials 6,692 9,484 — 16,176
Communications 26,549 6,306 470 33,325
Consumer, Cyclical 33,096 12,349 27 45,472
Consumer, Non-cyclical 56,471 15,696 726 72,893
Diversified 5 139 — 144
Energy 8,769 2,027 39 10,835
Financial 42,358 11,445 2,678 56,481
Industrial 36,162 15,394 — 51,556
Technology 43,223 5,674 337 49,234
Utilities 4,837 2,468 — 7,305
Convertible Bonds* — 2,303 — 2,303
Convertible Preferred Stocks
Communications — — 200 200
Consumer, Cyclical — — 60 60
Consumer, Non-cyclical 693 — — 693
Energy 69 — — 69
Investment Companies 121,596 — — 121,596
Municipal Bonds* — 561 — 561
Preferred Stocks
Basic Materials — 48 — 48
Communications — — 3 3
Consumer, Cyclical — 275 — 275
Energy — — 2,716 2,716
Financial — — 281 281
Technology — — 131 131
Repurchase Agreements* — 254,171 — 254,171
Senior Floating Rate Interests* — 15,295 — 15,295
U.S. Government & Government Agency Obligations* — 464,508 — 464,508
Purchased Interest Rate Swaptions — 1,044 — 1,044
Purchased Options 3,561 575 — 4,136
Total investments in securities $ 384,081 $ 1,166,338 $ 8,532 $ 1,558,951
Short Sales
Bonds — (14,979) — (14,979)
Common Stocks
Basic Materials (3,690) (4,466) — (8,156)
Communications (7,106) (2,236) — (9,342)
Consumer, Cyclical (12,961) (5,601) — (18,562)
Consumer, Non-cyclical (18,346) (4,454) — (22,800)
Diversified — (88) — (88)
Energy (7,253) (350) — (7,603)
Financial (14,594) (5,259) — (19,853)
Industrial (13,011) (8,358) — (21,369)
Technology (11,852) (2,299) — (14,151)
Utilities (7,152) (2,204) — (9,356)
Preferred Stocks
Consumer, Non-cyclical — (259) — (259)
U.S. Government & Government Agency Obligations — (272,460) — (272,460)
Total Short Sales $ (95,965) $ (323,013) $ — $ (418,978)
Assets
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
54
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Multi-Strategy Fund
Credit Contracts
Credit Default Swaps $ — $ 44 2 $ — $ 44 2
Exchange Cleared Credit Default Swaps** — 781 — 781
Commodity Contracts
Futures** 1, 381 — — 1, 38 1
Equity Contracts
Futures** 6,004 — — 6,004
Total Return Equity Basket Swaps — 3,41 1 — 3,41 1
Foreign Exchange Contracts
Foreign Currency Contracts — 8,67 0 — 8,67 0
Futures** 11 — — 11
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 871 — 871
Futures** 3,279 — — 3,279
Interest Rate Swaps — 536 — 536
Total Return Swaps — 359 — 359
Liabilities
Credit Contracts
Credit Default Swaps — (326) — (326)
Commodity Contracts
Futures** (971) — — (971)
Equity Contracts
Futures** (6,223) — — (6,223)
Total Return Equity Basket Swaps — (2,538) — (2,538)
Written Options (1,519) — — (1,519)
Foreign Exchange Contracts
Foreign Currency Contracts — (8,507) — (8,507)
Futures** (13) — — (13)
Written Options — (97) — (97)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (5,634) — (5,634)
Futures** (1,016) — — (1,016)
Interest Rate Swaps — (215) — (215)
Interest Rate Swaptions — (741) — (741)
Written Options (153) — — (153)
International Equity Index Fund
Common Stocks
Basic Materials — 60,406 — 60,406
Communications 502 60,660 — 61,162
Consumer, Cyclical 292 126,290 — 126,582
Consumer, Non-cyclical 2,341 271,348 — 273,689
Diversified — 3,230 — 3,230
Energy — 45,064 — 45,064
Financial 487 225,065 — 225,552
Industrial — 133,616 — 133,616
Technology 3,731 46,472 — 50,203
Utilities — 42,868 — 42,868
Investment Companies 36,684 — — 36,684
Preferred Stocks
Basic Materials — 205 — 205
Consumer, Cyclical — 3,337 — 3,337
Consumer, Non-cyclical — 1,279 — 1,279
Industrial — 641 — 641
Total investments in securities $ 44,037 $ 1,020,481 $ — $ 1,064,518
Liabilities
Equity Contracts
Futures** (265) — — (265)
International Small Company Fund
Common Stocks
Basic Materials 17,527 46,376 — 63,903
Communications — 43,241 — 43,241
Consumer, Cyclical 12,839 130,102 — 142,941
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
55
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
International Small Company Fund
Consumer, Non-cyclical $ 10,568 $ 130,657 $ — $ 141,225
Energy 13,068 19,441 — 32,509
Financial 16,915 204,080 — 220,995
Industrial 15,832 134,065 — 149,897
Technology 14,671 59,082 — 73,753
Utilities 6,754 20,081 — 26,835
Investment Companies 33,682 — — 33,682
Total investments in securities $ 141,856 $ 787,125 $ — $ 928,981
Opportunistic Municipal Fund
Investment Companies 416 — — 416
Municipal Bonds* — 164,500 — 164,500
Total investments in securities $ 416 $ 164,500 $ — $ 164,916
Origin Emerging Markets Fund
Common Stocks
Basic Materials 31,555 18,694 — 50,249
Communications 144,147 45,544 — 189,691
Consumer, Cyclical 16,951 73,933 — 90,884
Consumer, Non-cyclical 52,275 60,483 — 112,758
Energy — 45,414 — 45,414
Financial 30,924 220,483 — 251,407
Industrial 11,851 134,120 — 145,971
Technology 131,463 160,208 — 291,671
Utilities — 74,070 — 74,070
Investment Companies 24,429 — — 24,429
Preferred Stocks 10,383 — — 10,383
Total investments in securities $ 453,978 $ 832,949 $ — $ 1,286,927
Small-MidCap Dividend Income Fund
Common Stocks
Basic Materials 37,983 — — 37,983
Communications 29,486 — — 29,486
Consumer, Cyclical 280,259 — — 280,259
Consumer, Non-cyclical 185,686 — — 185,686
Energy 88,547 — — 88,547
Financial 707,338 18,136 — 725,474
Government 22,322 — — 22,322
Industrial 336,021 — — 336,021
Technology 164,016 — — 164,016
Utilities 100,714 — — 100,714
Investment Companies 47,987 — — 47,987
Total investments in securities $ 2,000,359 $ 18,136 $ — $ 2,018,495
Small-MidCap Growth Fund
Common Stocks* 4,966 — — 4,966
Investment Companies 255 — — 255
Total investments in securities $ 5,221 $ — $ — $ 5,221
Spectrum Preferred and Capital Securities Income Fund
Bonds* — 5,235,655 — 5,235,655
Convertible Preferred Stocks
Financial 40,713 — — 40,713
Investment Companies 141,332 — — 141,332
Preferred Stocks
Communications 102,047 122,467 — 224,514
Consumer, Non-cyclical — 24,221 — 24,221
Financial 541,931 18,571 — 560,502
Government 7,838 62,918 — 70,756
Utilities 180,457 2,217 — 182,674
Purchased Options 75 — — 75
Total investments in securities $ 1,014,393 $ 5,466,049 $ — $ 6,480,442
Liabilities
Interest Rate Contracts
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
56
*For additional detail regarding sector classifications, please see the schedules of investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
At the end of the period, there were no Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3.
5. Management Agreement and Transactions with Affiliates
Management Services. The Funds have agreed to pay investment advisory and management fees to the Manager computed at an annual percentage rate of each of the Funds' average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rates used in this calculation for each of the Funds are as follows:
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Spectrum Preferred and Capital Securities Income Fund
Futures** $ (13) $ — $ — $ (13)
SystematEx International Fund
Common Stocks
Basic Materials — 14,109 — 14,109
Communications — 16,013 — 16,013
Consumer, Cyclical — 37,424 — 37,424
Consumer, Non-cyclical — 52,808 — 52,808
Diversified — 1,498 — 1,498
Energy — 10,046 — 10,046
Financial 1,987 38,789 — 40,776
Industrial — 21,498 — 21,498
Technology 870 9,635 — 10,505
Utilities — 10,689 — 10,689
Investment Companies 4,018 — — 4,018
Total investments in securities $ 6,875 $ 212,509 $ — $ 219,384
Net Assets of Fund
First
$500
million
Next
$500
million
Next
$500
million
Over
$1.5
billion
Edge MidCap Fund (Effective December 31, 2019) .70% .68% .66% .65%
Edge MidCap Fund (Prior to December 31, 2019) .75% .73% .71% .70%
International Small Company Fund 1.05 1.03 1.01 1.00
Opportunistic Municipal Fund .50 .48 .46 .45
Origin Emerging Markets Fund (Effective December 31, 2019) 1.05 1.03 1.01 1.00
Origin Emerging Markets Fund (Prior to December 31, 2019) 1.20 1.18 1.16 1.15
Small-MidCap Growth Fund .70 .68 .66 .65
SystematEx International Fund .60 .58 .56 .55
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Over $3
billion
Blue Chip Fund (Effective December 31, 2019) .65% .63% .61% .60% .59% .58%
Blue Chip Fu nd ( Prior to December 31, 2019 ) .70% .68% .66% .65% .64% .63%
Diversified Real Asset Fund .85 .83 .81 .80 .79 .78
Global Multi-Strategy Fund 1.60 1.58 1.56 1.55 1.54 1.53
Small-MidCap Dividend Income Fund (Effective December
31, 2019)
.79 .77 .75 .74 .73 .72
Small-MidCap Dividend Income Fund (Prior to December 31,
2019)
.80 .78 .76 .75 .74 .73
Spectrum Preferred and Capital Securities Income Fund .75 .73 .71 .70 .69 .68
All Net Assets
Bond Market Index Fund .14%
International Equity Index Fund .25
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
57
In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1,
R-2, R-3, R-4, and R-5, respectively. Class A, Class C, and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc.
(the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pay the Transfer Agent a fee for the services provided in an amount that includes a profit.
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period.  The expenses borne by the Manager are subject to reimbursement by the Funds through the fiscal year end, provided no reimbursement will be made if it would result in the Funds exceeding the total operating expense limits. Any amounts outstanding at the end of the year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities.
The operating expense limits are as follows:
# Prior to December 31, 2019, the contractual limit was 1.13%, 1.88, and .86% for Class A, Class C, and Institutional, respectively.
In addition, the Manager has contractually agreed to limit R-6 expenses other than management and investment advisory fees and distribution fees and, if necessary, pay expenses normally payable by the Funds, excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses. The limits are expressed as a percentage of average daily net assets attributable to R-6 shares on an annualized basis during the reporting period. The limits are as follows:
Period from September 1, 2019 through February 29, 2020
Class A Class C Institutional Expiration
Blue Chip Fund
N/A N/A .66% December 30, 2020
Bond Market Index Fund
N/A N/A .16 December 30, 2020
Diversified Real Asset Fund
1.22% 1.97% .85 December 30, 2020
Edge MidCap Fund
1.10 N/A .77 December 30, 2020
Global Multi-Strategy Fund
N/A 2.75 1.63 December 30, 2020
International Equity Index Fund
N/A N/A .31 December 30, 2020
International Small Company Fund
1.60 N/A 1.20 December 30, 2020
Opportunistic Municipal Fund
.84 N/A .56 December 30, 2020
Origin Emerging Markets Fund
1.60 N/A 1.20 December 30, 2020
Small-MidCap Dividend Income Fund
1.12# 1.87# .85# December 30, 2020
Small-MidCap Growth Fund
N/A N/A .83 December 30, 2020
Spectrum Preferred and Capital Securities
Income Fund
N/A N/A .81 December 30, 2020
SystematEx International Fund
N/A N/A .75 December 30, 2020
Period from September 1, 2019 through February 29, 2020
Class J R-1 R-2 R-3 R-4 R-5 Expiration
Bond Market Index Fund .71% 1.04% .91% .73% .54% .42% December 30, 2020
Period from September 1, 2019 through February 29, 2020
R-6 Expiration
Blue Chip Fund .01% December 30, 2020
Diversified Real Asset Fund .02 December 30, 2020
Edge MidCap Fund .02 December 30, 2020
Global Multi-Strategy Fund .02 December 30, 2020
International Equity Index Fund .04 December 30, 2020
International Small Company Fund .04 December 30, 2020
Origin Emerging Markets Fund .04 December 30, 2020
Small-MidCap Dividend Income Fund .02 December 30, 2020
Spectrum Preferred and Capital Securities
Income Fund
.02 December 30, 2020
SystematEx International Fund .04 December 30, 2020
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
58
In addition, the Manager has contractually agreed to limit certain of the Funds' management and investment advisory fees. The expense limit will reduce the Funds' management and investment advisory fees. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The limits are as follows:
^ Prior to December 31, 2019, there was no contractual limit.
#Prior to December 31, 2019, the contractual limit was .10%.
Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Manager and are settled periodically.
Distribution Fees. The Class A, Class C, Class J, R-1, R-2, R-3, and R-4 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds
Distributor, Inc. (“the Distributor”) (an affiliate of the Manager), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .15%, .35%, .30%, .25%, and .10% for Class
A, Class C, Class J, R-1, R-2, R-3, and R-4 classes of shares, respectively.
The Distributor has voluntarily agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis)
attributable to Class J shares. The limit will maintain the level of distribution fees not to exceed .12% for Class J shares. The voluntary expense limit may be terminated at any time.
Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Distributor and are settled monthly.
Chief Compliance Officer Expenses. The Funds pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated based on the relative net assets of each fund and is shown on the statements of operations.
Sales Charges. The Distributor receives proceeds of any contingent deferred sales charge (“CDSC”) on certain Class A, Class C, and Class
J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The Distributor also retains sales charges on sales of Class A shares based on declining rates which begin at 3.75% for Diversified Real Asset Fund, Global Multi-Strategy Fund, Opportunistic Municipal Fund, and
Spectrum Preferred and Capital Securities Income Fund, and 5.50% for Blue Chip Fund, Edge MidCap Fund, International Small Company
Fund, Origin Emerging Markets Fund, and Small-MidCap Dividend Income Fund. The aggregate amounts of these charges retained by the
Distributor for the year ended February 29, 2020, were as follows (amounts in thousands):
Class C shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), 10 years after purchase.
Affiliated Ownership. At February 29, 2020, Principal Life Insurance Company (an affiliate of the Manager), the Manager, the Distributor,
Principal Securities, Inc., collective investment trusts sponsored by Principal Global Investors Trust Company, benefit plans and separate
Expiration
Blue Chip Fund .050%# December 30, 2020
Bond Market Index Fund .015^ December 30, 2020
Diversified Real Asset Fund .030 December 30, 2020
Edge MidCap Fund .050# December 30, 2020
Global Multi-Strategy Fund .040 December 30, 2020
Opportunistic Municipal Fund .060 December 30, 2020
Origin Emerging Markets Fund .150 December 30, 2019
Class A Class C Class J
Blue Chip Fund $ 411 $ 10 $ 3
Diversified Real Asset Fund 4 — N/A
Edge MidCap Fund 18 N/A N/A
Global Multi-Strategy Fund 1 — N/A
International Small Company Fund 2 N/A N/A
Opportunistic Municipal Fund 3 N/A N/A
Origin Emerging Markets Fund 1 N/A N/A
Small-MidCap Dividend Income Fund 28 1 N/A
Spectrum Preferred and Capital Securities Income Fund 126 9 —
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
59
accounts sponsored on behalf of Principal Life Insurance Company, and other affiliated entities owned shares of the Funds as follows
(amounts in thousands):
Affiliated Brokerage Commissions. With respect to Spectrum Preferred and Capital Securities Income Fund, $31,000 of brokerage commission was paid to SAMI Brokerage LLC, a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the year ended February 29, 2020 .
6. Investment Transactions
For the period ended February 29, 2020, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts in thousands):
For the period ended February 29, 2020, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold
(not including short-term investments) by the Funds were as follows (amounts in thousands):
Institutional R-3 R-4 R-5 R-6
Blue Chip Fund 575 – – – 28,904
Bond Market Index Fund 5,844 – – – N/A
Diversified Real Asset Fund 99 1 1 1 16,101
Edge MidCap Fund 56 N/A N/A N/A —
Global Multi-Strategy Fund 42 N/A N/A N/A 1,407
International Equity Index Fund – – – – 42,905
International Small Company Fund 178 N/A N/A N/A 587
Opportunistic Municipal Fund 50 N/A N/A N/A N/A
Origin Emerging Markets Fund – N/A N/A N/A 55,339
Small-MidCap Dividend Income Fund 55 N/A N/A N/A 392
Small-MidCap Growth Fund 500 N/A N/A N/A N/A
Spectrum Preferred and Capital Securities
Income Fund – – – – 5,246
SystematEx International Fund 28 N/A N/A N/A 5,948
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
Blue Chip Fund $ 1,123,353 $ 571,920 $ — $ —
Bond Market Index Fund 646,375 435,551 — —
Diversified Real Asset Fund 1,235,687 1,203,468 — —
Edge MidCap Fund 65,208 74,663 — —
Global Multi-Strategy Fund 959,321 1,407,431 486,148 376,034
International Equity Index Fund 116,624 149,827 — —
International Small Company Fund 245,219 207,670 — —
Opportunistic Municipal Fund 72,618 52,764 — —
Origin Emerging Markets Fund 481,144 313,286 — —
Small-MidCap Dividend Income Fund 325,360 381,251 — —
Small-MidCap Growth Fund 2,913 3,041 — —
Spectrum Preferred and Capital Securities
Income Fund 1,001,593 315,554 — —
SystematEx International Fund 200,069 26,799 — —
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
Bond Market Index Fund $ 682,120 $ 480,207 $ — $ —
Diversified Real Asset Fund 354,245 268,881 — —
Global Multi-Strategy Fund 2,067,776 2,318,062 1,275,828 1,128,491
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
60
7. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended February 29, 2020 and August
31, 2019 were as follows (amounts in thousands):
^ The Funds designate these distributions as exempt interest per Internal Revenue Code (“IRC”) Sec. 852(b)(5).
*The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852 (b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a
15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of August 31, 2019, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
*Represents book-to-tax accounting differences related to straddle loss deferrals, constructive sale gain recognition, defaulted securities, inverse floating rate securities, contingent convertible bonds, short sales, and perpetual bonds.
Ordinary Income Tax-Exempt Income
Long-Term Capital
Gain Return of Capital
2020 2019 2020 2019 ^ 2020 2019 * 2020 2019
Blue Chip Fund $ 35,653 $ 344 $ — $ — $ 183,262 $ 218,577 $ — $ —
Bond Market Index Fund 58,976 42,522 — — — — — —
Diversified Real Asset Fund 96,919 126,294 — — — — — —
Edge MidCap Fund 7,567 9,632 — — 22,087 25,893 — —
Global Multi-Strategy Fund — 94,178 — — — 39,517 — 6,481
International Equity Index Fund 34,826 28,659 — — 3,303 8,607 — —
International Small Company Fund 27,587 24,796 — — — 44,174 — —
Opportunistic Municipal Fund — 4 2,399 4,556 — — — —
Origin Emerging Markets Fund 21,257 8,633 — — — — — —
Small-MidCap Dividend Income Fund 27,872 72,210 — — 15,278 267,714 — —
Spectrum Preferred and Capital
Securities Income Fund 150,229 280,911 — — — — — —
SystematEx International Fund 1,963 1,924 — — — 5,076 — —
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
Blue Chip Fund $ 22,693 $ — $ 99,228 $ — $ 1,143,755 $ — $ 1,265,676
Bond Market Index Fund 36,759 — — (17,498) 100,753 — 120,014
Diversified Real Asset Fund 55,676 — — (158,141) (52,353) (357) (155,175)
Edge MidCap Fund 3,907 — 20,413 — 91,457 — 115,777
Global Multi-Strategy Fund — — — (8,453) (12,548) (5,362) (26,363)
International Equity Index Fund 26,083 — — (531) 36,090 — 61,642
International Small Company Fund 20,628 — — (15,907) 24,736 — 29,457
Opportunistic Municipal Fund — 76 — (836) 8,179 (14) 7,405
Origin Emerging Markets Fund 15,140 — — (107,500) 67,394 — (24,966)
Small-MidCap Dividend Income Fund 9,902 — 4,686 — 123,452 — 138,040
Small-MidCap Growth Fund — — — (91) 222 — 131
Spectrum Preferred and Capital Securities
Income Fund 4,446 — — (2,926) 247,882 40,151 289,553
SystematEx International Fund 1,347 — — (182) (1,364) — (199)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
61
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. As of August 31, 2019, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):
Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of
2010 on December 22, 2010, will be carried forward with no expiration and with the character of the loss retained.
For the year ended August 31, 2019, the following funds utilized capital loss carryforwards as follows (amounts in thousands):
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the fund’s taxable year subsequent to October 31 and December 31, respectively. At August 31, 2019, the Funds had late-year capital and ordinary losses as follows (amounts in thousands):
Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting.
Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the
Funds’ distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended August 31,
2019, the Funds recorded reclassifications as follows (amounts in thousands):
Short-Term Long-Term Total
Bond Market Index Fund $ 2,483 $ 15,015 $ 17,498
Diversified Real Asset Fund 148,465 9,676 158,141
International Small Company Fund 15,907 — 15,907
Opportunistic Municipal Fund 635 201 836
Origin Emerging Markets Fund 107,500 — 107,500
Small-MidCap Growth Fund 86 — 86
Spectrum Preferred and Capital
Securities Income Fund 2,926 — 2,926
Utilized
Bond Market Index Fund $ 2,881
Opportunistic Municipal Fund 995
Late Year
Ordinary
Loss
Post October
Capital Loss
Global Multi-Strategy Fund $ 6,169 $ 2,284
International Equity Index Fund — 531
Small-MidCap Growth Fund 5 —
SystematEx International Fund — 182
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Blue Chip Fund $ (34,548) $ 34,548
Diversified Real Asset Fund 43,740 (43,740)
Edge MidCap Fund (2,592) 2,592
Global Multi-Strategy Fund 7,258 (7,258)
International Equity Index Fund (2,825) 2,825
International Small Company Fund (2,928) 2,928
Small-MidCap Dividend Income Fund (54,292) 54,292
SystematEx International Fund (2,746) 2,746
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
62
Federal Income Tax Basis. At February 29, 2020, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):
8. Other Matters
As of the date these financial statements were available to be issued, the outbreak of the novel coronavirus (“COVID-19”) in many countries continues to adversely impact global commercial activity and has contributed to significant volatility in financial markets. The global impact of the outbreak has been rapidly evolving and many countries have reacted by instituting quarantines and restriction on travel. Such measures, as well as the general uncertainty surrounding the dangers and impact of COVID-19, are creating significant disruption in supply chains and economic activity. As COVID-19 continues to spread, the potential impacts, including a global, regional or other economic recession, are increasingly difficult to assess. These events, or fear of such an event, present material uncertainty and risk with respect to the Funds’
performance and financial results.
9. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements.  There were no items requiring adjustment of the financial statements or additional disclosure.
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Blue Chip Fund $ 1,282,159 $ (66,305) $ 1,215,854 $ 3,876,272
Bond Market Index Fund 152,370 (3,235) 149,135 2,532,127
Diversified Real Asset Fund 213, 112 (350,118) (137,0 06 ) 3,865, 648
Edge MidCap Fund 110,641 (58,686) 51,955 615,209
Global Multi-Strategy Fund 8 7,015 (103,4 51 ) (16,436) 1,155,1 07
International Equity Index Fund 192,886 (172,211) 20,675 1,043,578
International Small Company Fund 74,925 (91,255) (16,330) 945,311
Opportunistic Municipal Fund
*
12,223 (617) 11,606 147,865
Origin Emerging Markets Fund 177,024 (53,703) 123,321 1,163,606
Small-MidCap Dividend Income Fund 243,072 (297,824) (54,752) 2,073,247
Small-MidCap Growth Fund 651 (218) 433 4,788
Spectrum Preferred and Capital Securities Income Fund 421,125 (68,342) 352,783 6,127,646
SystematEx International Fund 6,945 (21,951) (15,006) 234,390
* The Fund holds floating rate securities which are accounted for differently for U.S. GAAP vs. federal income tax purposes. This causes a difference in cost basis and fair market value of investments for tax and U.S. GAAP purposes.
7. Federal Tax Information (continued)

Schedule of Investments
Blue Chip Fund
February 29, 2020 (unaudited)
See accompanying notes.
63
INVESTMENT COMPANIES - 0.00% Shares Held Value (000's)
Money Market Funds - 0.00%
Principal Government Money Market Fund
1.43%
(a),(b)
2,542 $ 3
TOTAL INVESTMENT COMPANIES $ 3
COMMON STOCKS - 100.12% Shares Held Value (000's)
Aerospace & Defense - 3.71%
TransDigm Group Inc 338,331 188,724
Banks - 0.47%
First Republic Bank/CA 238,018 23,937
Biotechnology - 0.95%
Illumina Inc
( c)
181,139 48,123
Chemicals - 3.05%
Ecolab Inc 93,829 16,932
Linde PLC 611,758 116,852
Sherwin-Williams Co/The 41,034 21,204
$ 154,988
Commercial Services - 9.18%
Automatic Data Processing Inc 459,305 71,073
CoStar Group Inc
( c)
57,674 38,503
IHS Markit Ltd 304,085 21,663
Moody's Corp 256,903 61,664
PayPal Holdings Inc
( c)
1,815,045 196,007
S&P Global Inc 293,232 77,973
$ 466,883
Diversified Financial Services - 10.98%
Charles Schwab Corp/The 2,592,423 105,641
Mastercard Inc 725,621 210,612
Visa Inc 1,331,456 242,005
$ 558,258
Electronics - 1.10%
Roper Technologies Inc 159,711 56,170
Healthcare - Products - 3.17%
Danaher Corp 836,229 120,902
IDEXX Laboratories Inc
( c)
159,004 40,468
$ 161,370
Insurance - 8.58%
Aon PLC 105,552 21,955
Berkshire Hathaway Inc - Class B
( c)
1,513,498 312,295
Markel Corp
( c)
46,503 54,948
Progressive Corp/The 647,345 47,360
$ 436,558
Internet - 21.67%
Alphabet Inc - A Shares
( c)
33,575 44,965
Alphabet Inc - C Shares
( c)
295,902 396,311
Amazon.com Inc
( c)
247,820 466,831
Facebook Inc
( c)
1,009,323 194,264
$ 1,102,371
Lodging - 1.94%
Hilton Worldwide Holdings Inc 1,016,959 98,848
Media - 4.68%
Charter Communications Inc
( c)
482,190 237,802
Private Equity - 5.24%
Brookfield Asset Management Inc 4,008,568 240,354
KKR & Co Inc 913,784 26,134
$ 266,488
REITs - 4.37%
American Tower Corp 979,844 222,229
Retail - 2.34%
Costco Wholesale Corp 111,194 31,261
O'Reilly Automotive Inc
( c)
62,700 23,119
Restaurant Brands International Inc 673,620 39,407
Yum! Brands Inc 282,221 25,188
$ 118,975
Semiconductors - 1.34%
NVIDIA Corp 252,038 68,068
COMMON STOCKS (continued) Shares Held Value (000’s)
Software - 17.35%
Adobe Inc
( c)
548,616 $ 189,338
Intuit Inc 923,305 245,461
Microsoft Corp 1,563,861 253,361
salesforce.com Inc
( c)
1,015,858 173,102
Slack Technologies Inc
( c)
779,755 21,069
$ 882,331
TOTAL COMMON STOCKS $ 5,092,123
Total Investments $ 5,092,126
Other Assets and Liabilities -  (0.12)% (5,919)
TOTAL NET ASSETS - 100.00% $ 5,086,207
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary  ( unaudited)
Sector Percent
Financial 29.64%
Communications 26.35%
Technology 18.69%
Consumer, Non-cyclical 13.30%
Industrial 4.81%
Consumer, Cyclical 4.28%
Basic Materials 3.05%
Money Market Funds 0.00%
Other Assets and Liabilities
(0.12)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Blue Chip Fund
February 29, 2020 (unaudited)
See accompanying notes.
64
Affiliated Securities August 31, 2019 Purchases Sales February 29, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 1.43% $ 14,510 $ 572,032 $ 586,539 $ 3
$ 14,510 $ 572,032 $ 586,539 $ 3
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.43% $ 91 $ — $ — $ —
$ 91 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Bond Market Index Fund
February 29, 2020 (unaudited)
See accompanying notes.
65
INVESTMENT COMPANIES - 5.91% Shares Held Value (000's)
Exchange-Traded Funds - 1.45%
iShares Core U.S. Aggregate Bond ETF 85,000 $ 9,879
iShares MBS ETF 245,375 26,869
SPDR Portfolio Long Term Corporate Bond ETF
(a)
32,000 1,014
$ 37,762
Money Market Funds - 4.46%
BlackRock Liquidity FedFund 1.48%
(b),(c)
5,154,539 5,155
Principal Government Money Market Fund
1.43%
(b),(c),(d)
110,689,457 110,689
$ 115,844
TOTAL INVESTMENT COMPANIES $ 153,606
BONDS - 31.76%
Principal
Amount (000's) Value (000's)
Advertising - 0.04%
Interpublic Group of Cos Inc/The
4.20%, 04/15/2024 $ 50 $ 55
Omnicom Group Inc
2.45%, 04/30/2030 155 156
Omnicom Group Inc / Omnicom Capital Inc
3.60%, 04/15/2026 500 549
3.63%, 05/01/2022 75 78
WPP Finance 2010
3.75%, 09/19/2024 75 82
$ 920
Aerospace & Defense - 0.54%
Boeing Co/The
2.30%, 08/01/2021 2,210 2,236
2.70%, 02/01/2027 110 113
2.80%, 03/01/2024 200 206
2.95%, 02/01/2030 140 146
3.25%, 02/01/2035 335 357
3.50%, 03/01/2039 200 213
3.75%, 02/01/2050 310 344
3.95%, 08/01/2059 375 417
5.88%, 02/15/2040 100 134
Embraer Netherlands Finance BV
5.05%, 06/15/2025 250 272
General Dynamics Corp
2.25%, 11/15/2022 400 409
3.00%, 05/11/2021 200 204
3.50%, 05/15/2025 235 258
L3Harris Technologies Inc
2.90%, 12/15/2029 360 383
3.83%, 04/27/2025 270 297
Lockheed Martin Corp
3.35%, 09/15/2021 500 517
3.55%, 01/15/2026 265 294
4.07%, 12/15/2042 105 130
4.09%, 09/15/2052 162 208
4.50%, 05/15/2036 685 869
4.70%, 05/15/2046 75 101
Northrop Grumman Corp
2.55%, 10/15/2022 740 762
3.20%, 02/01/2027 130 139
3.25%, 01/15/2028 755 815
3.50%, 03/15/2021 30 31
5.05%, 11/15/2040 500 652
Raytheon Co
4.70%, 12/15/2041 350 474
Rockwell Collins Inc
3.20%, 03/15/2024 75 80
4.80%, 12/15/2043 525 690
United Technologies Corp
3.65%, 08/16/2023 300 324
3.75%, 11/01/2046 500 575
4.05%, 05/04/2047 300 368
4.13%, 11/16/2028 270 316
4.50%, 06/01/2042 410 526
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
United Technologies Corp   (continued)
6.13%, 07/15/2038 $ 46 $ 68
$ 13,928
Agriculture - 0.32%
Altria Group Inc
3.80%, 02/14/2024 500 537
4.00%, 01/31/2024 500 540
4.25%, 08/09/2042 460 470
4.75%, 05/05/2021 500 518
4.80%, 02/14/2029 300 343
5.38%, 01/31/2044 25 29
6.20%, 02/14/2059 250 327
Archer-Daniels-Midland Co
4.02%, 04/16/2043 350 429
BAT Capital Corp
2.76%, 08/15/2022 535 549
2.79%, 09/06/2024 210 217
3.46%, 09/06/2029 210 220
3.56%, 08/15/2027 500 525
4.54%, 08/15/2047 300 312
Philip Morris International Inc
2.38%, 08/17/2022 90 92
2.75%, 02/25/2026 500 521
2.90%, 11/15/2021 400 409
3.25%, 11/10/2024 445 474
3.38%, 08/11/2025 350 380
4.13%, 03/04/2043 300 341
Reynolds American Inc
4.45%, 06/12/2025 220 242
5.70%, 08/15/2035 50 60
5.85%, 08/15/2045 50 60
6.15%, 09/15/2043 500 603
$ 8,198
Airlines - 0.04%
American Airlines 2014-1 Class A Pass Through
Trust
3.70%, 04/01/2028 15 16
American Airlines 2019-1 Class AA Pass Through
Trust
3.15%, 08/15/2033 138 149
Delta Air Lines Inc
2.90%, 10/28/2024 150 152
3.75%, 10/28/2029 150 151
Southwest Airlines Co
3.00%, 11/15/2026 350 371
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 70 75
$ 914
Apparel - 0.02%
NIKE Inc
3.88%, 11/01/2045 500 616
Automobile Asset Backed Securities - 0.13%
Americredit Automobile Receivables Trust 2018-1
3.07%, 12/19/2022 856 862
GM Financial Automobile Leasing Trust 2018-1
2.61%, 01/20/2021 287 287
GM Financial Automobile Leasing Trust 2018-2
3.06%, 06/21/2021 562 563
Nissan Auto Receivables 2017-B Owner Trust
1.75%, 10/15/2021 237 238
World Omni Automobile Lease Securitization
Trust 2019-A
2.94%, 05/16/2022 1,500 1,531
$ 3,481

Schedule of Investments
Bond Market Index Fund
February 29, 2020 (unaudited)
See accompanying notes.
66
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers - 0.52%
American Honda Finance Corp
1.70%, 09/09/2021 $ 500 $ 503
1.95%, 05/20/2022 150 152
1.95%, 05/10/2023 155 157
2.05%, 01/10/2023 425 432
2.15%, 09/10/2024 345 353
Cummins Inc
4.88%, 10/01/2043 25 33
Daimler Finance North America LLC
8.50%, 01/18/2031 500 772
Ford Motor Co
4.75%, 01/15/2043 895 770
Ford Motor Credit Co LLC
3.34%, 03/18/2021 500 504
3.66%, 09/08/2024 725 724
4.25%, 09/20/2022 200 206
4.54%, 08/01/2026 750 770
5.11%, 05/03/2029 500 504
5.60%, 01/07/2022 450 475
5.88%, 08/02/2021 100 104
General Motors Co
4.88%, 10/02/2023 80 87
5.00%, 04/01/2035 325 339
5.15%, 04/01/2038 160 163
5.20%, 04/01/2045 425 424
5.40%, 04/01/2048 375 378
6.25%, 10/02/2043 75 84
General Motors Financial Co Inc
3.45%, 01/14/2022 1,000 1,022
3.45%, 04/10/2022 50 51
3.55%, 07/08/2022 935 968
4.00%, 10/06/2026 75 77
4.20%, 11/06/2021 250 259
4.35%, 01/17/2027 525 564
Toyota Motor Corp
3.67%, 07/20/2028 500 577
Toyota Motor Credit Corp
1.80%, 10/07/2021 150 151
1.80%, 02/13/2025 155 157
1.90%, 04/08/2021 500 504
2.00%, 10/07/2024 145 149
2.75%, 05/17/2021 500 508
3.30%, 01/12/2022 500 520
$ 13,441
Automobile Parts & Equipment - 0.01%
BorgWarner Inc
4.38%, 03/15/2045 300 330
Banks - 5.98%
Australia & New Zealand Banking Group Ltd/
New York NY
2.05%, 11/21/2022 250 255
2.63%, 05/19/2022 550 567
Banco Santander SA
4.25%, 04/11/2027 650 724
Bank of America Corp
2.02%, 02/13/2026
(e)
365 368
3 Month USD LIBOR + 0.64%
2.46%, 10/22/2025
(e)
300 308
3 Month USD LIBOR + 0.87%
2.50%, 10/21/2022 75 76
2.50%, 02/13/2031
(e)
315 319
3 Month USD LIBOR + 0.99%
2.63%, 04/19/2021 1,175 1,188
2.82%, 07/21/2023
(e)
75 77
3 Month USD LIBOR + 0.93%
2.88%, 04/24/2023
(e)
110 113
3 Month USD LIBOR + 1.02%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
3.00%, 12/20/2023
(e)
$ 2,551 $ 2,643
3 Month USD LIBOR + 0.79%
3.19%, 07/23/2030
(e)
285 306
3 Month USD LIBOR + 1.18%
3.25%, 10/21/2027 350 376
3.30%, 01/11/2023 1,175 1,233
3.42%, 12/20/2028
(e)
639 691
3 Month USD LIBOR + 1.04%
3.46%, 03/15/2025
(e)
500 532
3 Month USD LIBOR + 0.97%
3.50%, 04/19/2026 335 366
3.86%, 07/23/2024
(e)
200 214
3 Month USD LIBOR + 0.94%
3.95%, 01/23/2049
(e)
110 133
3 Month USD LIBOR + 1.19%
3.97%, 03/05/2029
(e)
75 84
3 Month USD LIBOR + 1.07%
3.97%, 02/07/2030
(e)
1,000 1,135
3 Month USD LIBOR + 1.21%
4.00%, 04/01/2024 400 435
4.00%, 01/22/2025 90 98
4.10%, 07/24/2023 75 81
4.24%, 04/24/2038
(e)
835 986
3 Month USD LIBOR + 1.81%
4.25%, 10/22/2026 800 893
4.27%, 07/23/2029
(e)
640 736
3 Month USD LIBOR + 1.31%
4.33%, 03/15/2050
(e)
255 326
3 Month USD LIBOR + 1.52%
5.00%, 01/21/2044 75 102
5.70%, 01/24/2022 75 81
5.88%, 02/07/2042 60 88
6.11%, 01/29/2037 500 688
Bank of Montreal
2.55%, 11/06/2022 75 77
2.90%, 03/26/2022 500 515
3.30%, 02/05/2024 750 799
Bank of New York Mellon Corp/The
1.85%, 01/27/2023 790 798
1.95%, 08/23/2022 740 751
2.10%, 10/24/2024 750 770
Bank of Nova Scotia/The
2.00%, 11/15/2022 150 152
2.45%, 03/22/2021 750 757
2.70%, 03/07/2022 145 148
2.70%, 08/03/2026 145 152
2.80%, 07/21/2021 500 510
3.40%, 02/11/2024 750 797
4.50%, 12/16/2025 60 68
Barclays PLC
3.68%, 01/10/2023 200 207
3.93%, 05/07/2025
(e)
915 975
3 Month USD LIBOR + 1.61%
4.38%, 01/12/2026 380 419
4.97%, 05/16/2029
(e)
200 231
3 Month USD LIBOR + 1.90%
5.25%, 08/17/2045 750 953
BPCE SA
4.00%, 04/15/2024 750 811
Canadian Imperial Bank of Commerce
2.55%, 06/16/2022 575 589
2.61%, 07/22/2023
(e)
220 225
3 Month USD LIBOR + 0.79%
Capital One NA
2.15%, 09/06/2022 250 253
2.25%, 09/13/2021 650 656

Schedule of Investments
Bond Market Index Fund
February 29, 2020 (unaudited)
See accompanying notes.
67
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citibank NA
3.65%, 01/23/2024 $ 750 $ 805
Citigroup Inc
2.31%, 11/04/2022
(e)
225 227
United States Secured Overnight Financing
Rate + 0.87%
2.67%, 01/29/2031
(e)
310 317
United States Secured Overnight Financing
Rate + 1.15%
2.70%, 03/30/2021 500 505
2.75%, 04/25/2022 425 435
2.90%, 12/08/2021 385 393
2.98%, 11/05/2030
(e)
150 158
United States Secured Overnight Financing
Rate + 1.42%
3.30%, 04/27/2025 435 466
3.40%, 05/01/2026 1,110 1,202
3.52%, 10/27/2028
(e)
125 136
3 Month USD LIBOR + 1.15%
3.67%, 07/24/2028
(e)
875 961
3 Month USD LIBOR + 1.39%
3.70%, 01/12/2026 110 121
3.88%, 01/24/2039
(e)
220 256
3 Month USD LIBOR + 1.17%
4.13%, 07/25/2028 110 122
4.30%, 11/20/2026 75 83
4.45%, 09/29/2027 75 85
4.60%, 03/09/2026 1,075 1,219
4.65%, 07/30/2045 115 150
4.65%, 07/23/2048 235 312
4.75%, 05/18/2046 395 496
5.50%, 09/13/2025 845 991
6.68%, 09/13/2043 360 556
8.13%, 07/15/2039 474 821
Citizens Bank NA/Providence RI
2.55%, 05/13/2021 400 405
3.75%, 02/18/2026 250 277
Cooperatieve Rabobank UA
3.88%, 02/08/2022 535 560
5.25%, 05/24/2041 185 266
5.25%, 08/04/2045 550 728
Cooperatieve Rabobank UA/NY
2.75%, 01/10/2022 500 512
3.38%, 05/21/2025 500 542
Credit Suisse AG/New York NY
3.00%, 10/29/2021 325 332
3.63%, 09/09/2024 500 530
Credit Suisse Group Funding Guernsey Ltd
3.75%, 03/26/2025 1,250 1,328
3.80%, 09/15/2022 705 743
3.80%, 06/09/2023 750 788
Deutsche Bank AG/New York NY
3.95%, 02/27/2023 100 104
4.10%, 01/13/2026 750 789
4.25%, 10/14/2021 400 413
Development Bank of Japan Inc
2.00%, 10/19/2021 350 354
Discover Bank
2.70%, 02/06/2030 250 253
3.20%, 08/09/2021 1,000 1,021
Fifth Third Bancorp
2.38%, 01/28/2025 600 616
4.30%, 01/16/2024 50 54
Fifth Third Bank/Cincinnati OH
1.80%, 01/30/2023 250 253
2.25%, 06/14/2021 300 303
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The
2.60%, 02/07/2030 $ 735 $ 746
2.63%, 04/25/2021 500 506
3.00%, 04/26/2022 990 1,006
3.27%, 09/29/2025
(e)
75 79
3 Month USD LIBOR + 1.20%
3.63%, 01/22/2023 335 353
3.69%, 06/05/2028
(e)
500 547
3 Month USD LIBOR + 1.51%
3.75%, 02/25/2026 75 82
3.81%, 04/23/2029
(e)
75 83
3 Month USD LIBOR + 1.16%
3.85%, 01/26/2027 110 121
4.22%, 05/01/2029
(e)
505 573
3 Month USD LIBOR + 1.30%
4.25%, 10/21/2025 575 628
4.41%, 04/23/2039
(e)
175 207
3 Month USD LIBOR + 1.43%
4.75%, 10/21/2045 150 192
5.15%, 05/22/2045 375 483
5.25%, 07/27/2021 1,375 1,443
5.95%, 01/15/2027 700 858
6.13%, 02/15/2033 850 1,177
6.25%, 02/01/2041 220 323
6.75%, 10/01/2037 210 298
HSBC Holdings PLC
2.63%, 11/07/2025
(e)
725 741
3 Month USD LIBOR + 1.14%
3.26%, 03/13/2023
(e)
500 514
3 Month USD LIBOR + 1.06%
3.40%, 03/08/2021 750 763
3.90%, 05/25/2026 500 547
3.97%, 05/22/2030
(e)
300 328
3 Month USD LIBOR + 1.61%
4.25%, 08/18/2025 750 812
4.58%, 06/19/2029
(e)
240 273
3 Month USD LIBOR + 1.53%
6.10%, 01/14/2042 600 867
6.50%, 05/02/2036 700 959
6.50%, 09/15/2037 100 139
6.80%, 06/01/2038 500 719
HSBC USA Inc
3.50%, 06/23/2024 500 540
Huntington Bancshares Inc/OH
2.55%, 02/04/2030 430 440
Huntington National Bank/The
1.80%, 02/03/2023 325 329
Industrial & Commercial Bank of China Ltd/New
York NY
2.45%, 10/20/2021 350 353
ING Groep NV
3.15%, 03/29/2022 400 412
3.55%, 04/09/2024 300 321
4.55%, 10/02/2028 300 355
JPMorgan Chase & Co
2.30%, 08/15/2021 860 862
2.30%, 10/15/2025
(e)
320 327
United States Secured Overnight Financing
Rate + 1.16%
2.40%, 06/07/2021 500 505
2.55%, 03/01/2021 1,500 1,513
2.74%, 10/15/2030
(e)
625 651
United States Secured Overnight Financing
Rate + 1.51%
2.78%, 04/25/2023
(e)
250 256
3 Month USD LIBOR + 0.94%
3.20%, 01/25/2023 2,667 2,796

Schedule of Investments
Bond Market Index Fund
February 29, 2020 (unaudited)
See accompanying notes.
68
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
3.21%, 04/01/2023
(e)
$ 500 $ 516
3 Month USD LIBOR + 0.70%
3.51%, 01/23/2029
(e)
200 218
3 Month USD LIBOR + 0.95%
3.54%, 05/01/2028
(e)
500 547
3 Month USD LIBOR + 1.38%
3.56%, 04/23/2024
(e)
75 79
3 Month USD LIBOR + 0.73%
3.63%, 12/01/2027 500 539
3.80%, 07/23/2024
(e)
180 193
3 Month USD LIBOR + 0.89%
3.88%, 02/01/2024 85 92
3.88%, 09/10/2024 75 81
3.88%, 07/24/2038
(e)
750 857
3 Month USD LIBOR + 1.36%
3.90%, 07/15/2025 460 508
3.90%, 01/23/2049
(e)
830 989
3 Month USD LIBOR + 1.22%
4.01%, 04/23/2029
(e)
350 395
3 Month USD LIBOR + 1.12%
4.03%, 07/24/2048
(e)
600 728
3 Month USD LIBOR + 1.46%
4.20%, 07/23/2029
(e)
230 265
3 Month USD LIBOR + 1.26%
4.50%, 01/24/2022 100 105
5.60%, 07/15/2041 370 524
8.00%, 04/29/2027 1,000 1,372
KeyBank NA/Cleveland OH
3.30%, 06/01/2025 500 541
KeyCorp
2.25%, 04/06/2027 110 111
2.55%, 10/01/2029 270 276
Korea Development Bank/The
1.75%, 02/18/2025 500 505
2.75%, 03/19/2023 500 521
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/2036
(f)
260 201
1.50%, 06/15/2021 610 614
1.63%, 03/15/2021 2,535 2,546
2.00%, 05/02/2025 280 294
2.13%, 06/15/2022 2,500 2,563
2.13%, 01/17/2023 1,500 1,547
2.38%, 12/29/2022 440 457
2.50%, 02/15/2022 500 514
2.50%, 11/20/2024 500 534
2.88%, 04/03/2028 200 227
3.13%, 12/15/2021 750 778
Landwirtschaftliche Rentenbank
2.38%, 06/10/2025 750 802
2.50%, 11/15/2027 500 550
Lloyds Bank PLC
2.25%, 08/14/2022 200 203
Lloyds Banking Group PLC
3.00%, 01/11/2022 800 818
3.90%, 03/12/2024 735 790
4.55%, 08/16/2028 400 460
4.58%, 12/10/2025 575 628
4.65%, 03/24/2026 475 520
Mitsubishi UFJ Financial Group Inc
2.19%, 02/25/2025 200 202
2.56%, 02/25/2030 200 202
2.62%, 07/18/2022 400 409
2.76%, 09/13/2026 500 527
2.80%, 07/18/2024 200 209
2.95%, 03/01/2021 1,690 1,711
3.20%, 07/18/2029 200 214
3.75%, 07/18/2039 200 233
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Mitsubishi UFJ Financial Group Inc   (continued)
3.76%, 07/26/2023 $ 1,000 $ 1,070
Mizuho Financial Group Inc
2.23%, 05/25/2026
(e)
200 201
3 Month USD LIBOR + 0.83%
2.27%, 09/13/2021 300 304
2.72%, 07/16/2023
(e)
200 206
3 Month USD LIBOR + 0.84%
2.84%, 07/16/2025
(e)
200 208
3 Month USD LIBOR + 0.98%
3.15%, 07/16/2030
(e)
800 845
3 Month USD LIBOR + 1.13%
Morgan Stanley
2.50%, 04/21/2021 1,000 1,011
2.63%, 11/17/2021 750 763
2.70%, 01/22/2031
(e)
360 372
United States Secured Overnight Financing
Rate + 1.14%
2.72%, 07/22/2025
(e)
255 263
United States Secured Overnight Financing
Rate + 1.15%
2.75%, 05/19/2022 360 370
3.13%, 01/23/2023 220 230
3.13%, 07/27/2026 670 714
3.59%, 07/22/2028
(e)
90 98
3 Month USD LIBOR + 1.34%
3.63%, 01/20/2027 95 104
3.70%, 10/23/2024 775 840
3.75%, 02/25/2023 150 159
3.77%, 01/24/2029
(e)
430 478
3 Month USD LIBOR + 1.14%
3.88%, 04/29/2024 75 81
3.95%, 04/23/2027 60 66
4.00%, 07/23/2025 25 28
4.30%, 01/27/2045 320 395
4.35%, 09/08/2026 500 559
4.88%, 11/01/2022 650 701
5.00%, 11/24/2025 75 87
5.50%, 07/28/2021 510 537
6.38%, 07/24/2042 315 486
MUFG Union Bank NA
3.15%, 04/01/2022 500 516
National Australia Bank Ltd/New York
1.88%, 12/13/2022 250 254
2.50%, 05/22/2022 650 669
Oesterreichische Kontrollbank AG
2.38%, 10/01/2021 750 765
PNC Bank NA
1.74%, 02/24/2023
(e)
250 252
3 Month USD LIBOR + 0.00%
2.23%, 07/22/2022
(e)
250 253
3 Month USD LIBOR + 0.44%
2.70%, 11/01/2022 575 593
4.05%, 07/26/2028 400 455
PNC Financial Services Group Inc/The
2.20%, 11/01/2024 120 124
2.55%, 01/22/2030 160 165
2.60%, 07/23/2026 110 116
3.30%, 03/08/2022 750 776
3.45%, 04/23/2029 335 370
Royal Bank of Canada
1.95%, 01/17/2023 265 268
2.25%, 11/01/2024 300 307
2.55%, 07/16/2024 145 151
4.65%, 01/27/2026 575 665

Schedule of Investments
Bond Market Index Fund
February 29, 2020 (unaudited)
See accompanying notes.
69
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Royal Bank of Scotland Group PLC
3.50%, 05/15/2023
(e)
$ 400 $ 414
3 Month USD LIBOR + 1.48%
4.27%, 03/22/2025
(e)
795 853
3 Month USD LIBOR + 1.76%
4.44%, 05/08/2030
(e)
700 800
3 Month USD LIBOR + 1.87%
5.08%, 01/27/2030
(e)
400 474
3 Month USD LIBOR + 1.91%
6.00%, 12/19/2023 475 532
6.13%, 12/15/2022 200 218
Santander Holdings USA Inc
3.40%, 01/18/2023 75 78
3.70%, 03/28/2022 75 78
Santander UK Group Holdings PLC
3.57%, 01/10/2023 500 515
Santander UK PLC
2.10%, 01/13/2023 470 476
State Street Corp
2.35%, 11/01/2025
(e)
110 113
United States Secured Overnight Financing
Rate + 0.94%
2.40%, 01/24/2030 160 165
2.65%, 05/19/2026 500 527
3.10%, 05/15/2023 50 52
3.30%, 12/16/2024 75 81
3.55%, 08/18/2025 275 303
3.70%, 11/20/2023 75 81
Sumitomo Mitsui Financial Group Inc
2.06%, 07/14/2021 590 594
2.35%, 01/15/2025 200 204
2.44%, 10/19/2021 700 710
2.70%, 07/16/2024 800 832
2.75%, 01/15/2030 200 207
2.78%, 07/12/2022 390 402
2.85%, 01/11/2022 1,090 1,117
3.01%, 10/19/2026 75 80
3.04%, 07/16/2029 200 213
3.36%, 07/12/2027 335 367
3.45%, 01/11/2027 165 180
Svenska Handelsbanken AB
1.88%, 09/07/2021 1,000 1,008
Toronto-Dominion Bank/The
1.90%, 12/01/2022 600 609
3.50%, 07/19/2023 500 535
3.62%, 09/15/2031
(e)
455 496
USD Swap Semi-Annual 5 Year + 2.21%
Truist Bank
2.15%, 12/06/2024 350 358
2.63%, 01/15/2022 1,000 1,019
2.80%, 05/17/2022 335 344
3.80%, 10/30/2026 500 562
Truist Financial Corp
2.50%, 08/01/2024 340 351
4.00%, 05/01/2025 75 83
US Bancorp
2.40%, 07/30/2024 190 198
3.00%, 03/15/2022 50 52
3.00%, 07/30/2029 975 1,041
3.15%, 04/27/2027 560 613
US Bank NA/Cincinnati OH
1.95%, 01/09/2023 910 928
2.05%, 01/21/2025 300 307
Wells Fargo & Co
2.10%, 07/26/2021 540 545
2.16%, 02/11/2026
(e)
885 896
3 Month USD LIBOR + 0.75%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co   (continued)
2.41%, 10/30/2025
(e)
$ 1,300 $ 1,331
3 Month USD LIBOR + 0.83%
2.57%, 02/11/2031
(e)
885 903
3 Month USD LIBOR + 1.00%
2.88%, 10/30/2030
(e)
1,300 1,352
3 Month USD LIBOR + 1.17%
3.00%, 04/22/2026 490 519
3.00%, 10/23/2026 590 625
3.45%, 02/13/2023 535 561
3.55%, 09/29/2025 75 82
3.58%, 05/22/2028
(e)
375 408
3 Month USD LIBOR + 1.31%
4.10%, 06/03/2026 535 591
4.15%, 01/24/2029 370 427
4.40%, 06/14/2046 350 415
4.65%, 11/04/2044 430 525
4.75%, 12/07/2046 250 315
4.90%, 11/17/2045 75 95
5.38%, 02/07/2035 325 442
5.38%, 11/02/2043 185 244
Wells Fargo Bank NA
2.90%, 05/27/2022
(e)
500 508
3 Month USD LIBOR + 0.61%
3.55%, 08/14/2023 400 426
Westpac Banking Corp
2.00%, 08/19/2021 60 61
2.00%, 01/13/2023 155 158
2.10%, 05/13/2021 430 433
2.35%, 02/19/2025 150 155
2.65%, 01/16/2030 155 162
2.70%, 08/19/2026 500 527
2.85%, 05/13/2026 535 566
2.89%, 02/04/2030
(e)
155 157
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.35%
4.11%, 07/24/2034
(e)
145 158
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 275 321
$ 155,518
Beverages - 0.72%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 1,295 1,416
4.70%, 02/01/2036 1,975 2,366
4.90%, 02/01/2046 875 1,079
Anheuser-Busch InBev Finance Inc
3.30%, 02/01/2023 500 526
4.63%, 02/01/2044 75 90
Anheuser-Busch InBev Worldwide Inc
3.75%, 07/15/2042 750 806
4.00%, 04/13/2028 500 565
4.38%, 04/15/2038 1,175 1,360
4.60%, 04/15/2048 35 42
4.75%, 01/23/2029 470 557
4.75%, 04/15/2058 75 91
4.95%, 01/15/2042 25 31
5.45%, 01/23/2039 200 261
5.80%, 01/23/2059 210 298
8.20%, 01/15/2039 60 99
Coca-Cola Co/The
1.75%, 09/06/2024 140 142
2.13%, 09/06/2029 180 184
2.90%, 05/25/2027 500 547

Schedule of Investments
Bond Market Index Fund
February 29, 2020 (unaudited)
See accompanying notes.
70
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Constellation Brands Inc
3.15%, 08/01/2029 $ 90 $ 94
3.20%, 02/15/2023 1,130 1,179
4.10%, 02/15/2048 300 338
Diageo Capital PLC
2.13%, 10/24/2024 200 205
2.38%, 10/24/2029 200 210
Diageo Investment Corp
2.88%, 05/11/2022 780 807
Keurig Dr Pepper Inc
3.13%, 12/15/2023 500 526
4.06%, 05/25/2023 360 388
4.42%, 05/25/2025 75 84
4.99%, 05/25/2038 250 306
Molson Coors Beverage Co
2.10%, 07/15/2021 500 504
3.00%, 07/15/2026 105 110
4.20%, 07/15/2046 250 259
PepsiCo Inc
2.38%, 10/06/2026 590 617
2.63%, 07/29/2029 145 155
2.75%, 03/05/2022 355 364
2.75%, 03/01/2023 75 78
2.85%, 02/24/2026 90 96
2.88%, 10/15/2049 145 153
3.00%, 10/15/2027 610 665
3.38%, 07/29/2049 645 738
3.60%, 08/13/2042 400 466
$ 18,802
Biotechnology - 0.29%
Amgen Inc
1.90%, 02/21/2025 155 157
2.20%, 02/21/2027 80 81
2.25%, 08/19/2023 60 61
2.45%, 02/21/2030 155 158
2.65%, 05/11/2022 50 51
3.15%, 02/21/2040 155 158
3.88%, 11/15/2021 500 518
4.10%, 06/15/2021 1,000 1,028
4.66%, 06/15/2051 390 483
5.15%, 11/15/2041 225 293
5.75%, 03/15/2040 530 710
Baxalta Inc
5.25%, 06/23/2045 250 353
Biogen Inc
4.05%, 09/15/2025 160 180
5.20%, 09/15/2045 30 39
Gilead Sciences Inc
1.95%, 03/01/2022 300 305
2.95%, 03/01/2027 240 256
3.50%, 02/01/2025 75 81
3.65%, 03/01/2026 75 83
3.70%, 04/01/2024 1,175 1,262
4.15%, 03/01/2047 25 30
4.60%, 09/01/2035 590 737
4.75%, 03/01/2046 425 548
$ 7,572
Building Materials - 0.07%
Carrier Global Corp
1.92%, 02/15/2023
(g)
155 157
2.24%, 02/15/2025
(g)
155 158
2.49%, 02/15/2027
(g)
155 158
2.72%, 02/15/2030
(g)
310 313
3.38%, 04/05/2040
(g)
155 159
3.58%, 04/05/2050
(g)
155 160
Johnson Controls International plc
5.13%, 09/14/2045 47 61
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
Masco Corp
4.45%, 04/01/2025 $ 300 $ 334
Owens Corning
4.30%, 07/15/2047 300 334
$ 1,834
Chemicals - 0.39%
Dow Chemical Co/The
3.00%, 11/15/2022 25 26
3.50%, 10/01/2024 250 270
4.38%, 11/15/2042 610 675
9.40%, 05/15/2039 380 648
DuPont de Nemours Inc
4.21%, 11/15/2023 400 436
4.49%, 11/15/2025 250 283
5.32%, 11/15/2038 145 177
5.42%, 11/15/2048 185 233
Eastman Chemical Co
4.65%, 10/15/2044 75 87
Ecolab Inc
5.50%, 12/08/2041 200 284
LYB International Finance BV
4.88%, 03/15/2044 530 621
LYB International Finance II BV
3.50%, 03/02/2027 300 326
LYB International Finance III LLC
4.20%, 10/15/2049 160 170
Mosaic Co/The
4.25%, 11/15/2023 300 323
5.45%, 11/15/2033 500 582
5.63%, 11/15/2043 25 30
Nutrien Ltd
3.00%, 04/01/2025 150 158
3.63%, 03/15/2024 550 591
5.25%, 01/15/2045 300 376
Praxair Inc
2.20%, 08/15/2022 350 357
Sasol Financing USA LLC
5.88%, 03/27/2024 1,350 1,438
Sherwin-Williams Co/The
2.75%, 06/01/2022 1,134 1,167
2.95%, 08/15/2029 300 314
3.80%, 08/15/2049 125 137
Westlake Chemical Corp
5.00%, 08/15/2046 350 413
$ 10,122
Commercial Mortgage Backed Securities - 1.53%
BANK 2018-BNK13
4.22%, 08/15/2061
(h)
1,250 1,464
CFCRE Commercial Mortgage Trust 2017-C8
3.57%, 06/15/2050 1,000 1,109
Citigroup Commercial Mortgage Trust
2013-GC15
4.37%, 09/10/2046
(h)
500 545
Citigroup Commercial Mortgage Trust
2015-GC33
3.52%, 09/10/2058 1,000 1,089
COMM 2012-CCRE2 Mortgage Trust
3.79%, 08/15/2045 200 209
COMM 2012-CCRE4 Mortgage Trust
3.25%, 10/15/2045 500 508
COMM 2014-CCRE15 Mortgage Trust
4.07%, 02/10/2047
(h)
500 547
COMM 2014-CCRE20 Mortgage Trust
3.59%, 11/10/2047 302 328
COMM 2014-LC15 Mortgage Trust
4.20%, 04/10/2047 350 382
COMM 2014-UBS3 Mortgage Trust
3.82%, 06/10/2047 550 596

Schedule of Investments
Bond Market Index Fund
February 29, 2020 (unaudited)
See accompanying notes.
71
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
COMM 2015-DC1 Mortgage Trust
3.08%, 02/10/2048 $ 500 $ 529
COMM 2015-LC19 Mortgage Trust
3.18%, 02/10/2048 500 536
COMM 2015-PC1 Mortgage Trust
3.90%, 07/10/2050 885 982
COMM 2016-CR28 Mortgage Trust
3.76%, 02/10/2049 2,000 2,216
Fannie Mae-Aces
2.30%, 09/25/2022
(h)
353 360
2.48%, 04/25/2022 277 282
2.51%, 11/25/2022
(h)
927 950
2.62%, 04/25/2023
(h)
92 94
2.83%, 04/25/2025
(h)
800 850
2.94%, 01/25/2026
(h)
1,601 1,724
2.98%, 12/25/2027
(h)
1,000 1,097
3.11%, 08/25/2024
(h)
905 969
3.38%, 07/25/2028
(h)
1,000 1,129
3.63%, 11/25/2028
(h)
250 288
Freddie Mac Multifamily Structured Pass
Through Certificates
2.87%, 12/25/2021 319 325
3.02%, 02/25/2023 48 49
3.06%, 07/25/2023
(h)
150 158
3.17%, 10/25/2024 1,000 1,078
3.21%, 03/25/2025 1,248 1,355
3.24%, 04/25/2027 250 277
3.30%, 04/25/2023
(h)
500 529
3.41%, 12/25/2026 2,000 2,234
3.92%, 09/25/2028
(h)
1,000 1,172
GS Mortgage Securities Trust 2011-GC5
3.71%, 08/10/2044 375 382
GS Mortgage Securities Trust 2013-GCJ14
4.24%, 08/10/2046 50 54
GS Mortgage Securities Trust 2015-GC28
3.40%, 02/10/2048 600 648
GS Mortgage Securities Trust 2016-GS2
3.05%, 05/10/2049 1,000 1,068
JPMBB Commercial Mortgage Securities Trust
2013-C14
4.41%, 08/15/2046
(h)
500 540
JPMBB Commercial Mortgage Securities Trust
2014-C18
4.08%, 02/15/2047 50 55
JPMBB Commercial Mortgage Securities Trust
2014-C19
3.67%, 04/15/2047 500 510
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11
4.15%, 08/15/2046
(h)
1,130 1,225
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12
4.26%, 10/15/2046
(h)
500 544
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C15
4.05%, 04/15/2047 580 634
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20
3.25%, 02/15/2048 500 536
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C21
3.15%, 03/15/2048 567 589
Morgan Stanley Capital I Trust 2017-H1
3.26%, 06/15/2050 2,000 2,178
SG Commercial Mortgage Securities Trust
2016-C5
3.06%, 10/10/2048 950 1,014
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
UBS Commercial Mortgage Trust 2012-C1
3.40%, 05/10/2045 $ 64 $ 66
UBS Commercial Mortgage Trust 2018-C12
4.30%, 08/15/2051 2,000 2,354
UBS-Barclays Commercial Mortgage Trust
2012-C3
3.09%, 08/10/2049 50 52
UBS-Barclays Commercial Mortgage Trust
2012-C4
2.85%, 12/10/2045 100 103
WFRBS Commercial Mortgage Trust 2012-C7
2.30%, 06/15/2045 80 80
WFRBS Commercial Mortgage Trust 2013-C14
3.34%, 06/15/2046 500 527
WFRBS Commercial Mortgage Trust 2014-C20
4.00%, 05/15/2047 500 546
$ 39,665
Commercial Services - 0.21%
California Institute of Technology
4.32%, 08/01/2045 50 67
4.70%, 11/01/2111 250 367
Global Payments Inc
2.65%, 02/15/2025 140 145
3.20%, 08/15/2029 140 149
3.80%, 04/01/2021 500 511
4.15%, 08/15/2049 70 80
4.80%, 04/01/2026 560 642
IHS Markit Ltd
3.63%, 05/01/2024 223 236
Massachusetts Institute of Technology
3.89%, 07/01/2116 375 503
3.96%, 07/01/2038 185 229
4.68%, 07/01/2114 100 158
Moody's Corp
4.50%, 09/01/2022 500 532
5.25%, 07/15/2044 90 123
PayPal Holdings Inc
2.20%, 09/26/2022 145 147
2.40%, 10/01/2024 145 149
2.85%, 10/01/2029 145 152
S&P Global Inc
2.50%, 12/01/2029 55 57
3.25%, 12/01/2049 55 62
4.00%, 06/15/2025 350 394
University of Southern California
2.81%, 10/01/2050 675 719
5.25%, 10/01/2111 20 34
$ 5,456
Computers - 0.65%
Apple Inc
1.70%, 09/11/2022 455 461
1.80%, 09/11/2024 345 350
2.20%, 09/11/2029 180 184
2.40%, 01/13/2023 75 77
2.40%, 05/03/2023 75 77
2.45%, 08/04/2026 750 787
2.50%, 02/09/2022 105 107
2.85%, 02/23/2023 785 819
2.90%, 09/12/2027 410 441
2.95%, 09/11/2049
(a)
140 147
3.00%, 11/13/2027 300 325
3.20%, 05/13/2025 595 642
3.20%, 05/11/2027 110 120
3.25%, 02/23/2026 825 901
3.35%, 02/09/2027 390 430
3.45%, 02/09/2045 375 423
3.75%, 09/12/2047 275 325
3.75%, 11/13/2047 195 231

Schedule of Investments
Bond Market Index Fund
February 29, 2020 (unaudited)
See accompanying notes.
72
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Apple Inc   (continued)
3.85%, 05/04/2043 $ 550 $ 658
4.38%, 05/13/2045 80 102
4.65%, 02/23/2046 170 226
Dell International LLC / EMC Corp
4.00%, 07/15/2024
(g)
300 322
4.42%, 06/15/2021
(g)
800 824
5.30%, 10/01/2029
(g)
300 345
5.45%, 06/15/2023
(g)
105 116
6.02%, 06/15/2026
(g)
300 352
8.10%, 07/15/2036
(g)
370 508
8.35%, 07/15/2046
(g)
245 334
DXC Technology Co
4.75%, 04/15/2027 100 110
Hewlett Packard Enterprise Co
2.25%, 04/01/2023 140 143
4.90%, 10/15/2025 200 227
6.20%, 10/15/2035 75 94
6.35%, 10/15/2045 255 319
HP Inc
6.00%, 09/15/2041 355 407
International Business Machines Corp
2.25%, 02/19/2021 140 141
2.50%, 01/27/2022 500 511
2.85%, 05/13/2022 500 516
3.00%, 05/15/2024 580 615
3.30%, 05/15/2026 500 547
3.45%, 02/19/2026 800 875
3.50%, 05/15/2029 500 561
4.00%, 06/20/2042 400 475
4.15%, 05/15/2039 195 236
4.25%, 05/15/2049 290 362
4.70%, 02/19/2046 145 191
$ 16,964
Consumer Products - 0.04%
Church & Dwight Co Inc
3.95%, 08/01/2047 200 238
Clorox Co/The
3.80%, 11/15/2021 30 31
Kimberly-Clark Corp
2.40%, 03/01/2022 30 31
2.75%, 02/15/2026 600 638
2.88%, 02/07/2050 155 160
$ 1,098
Cosmetics & Personal Care - 0.11%
Colgate-Palmolive Co
2.45%, 11/15/2021 500 510
Estee Lauder Cos Inc/The
2.00%, 12/01/2024
(a)
235 242
2.38%, 12/01/2029 235 243
Procter & Gamble Co/The
1.70%, 11/03/2021 500 506
2.30%, 02/06/2022 500 511
2.45%, 11/03/2026 75 81
Unilever Capital Corp
2.13%, 09/06/2029 500 502
2.60%, 05/05/2024 200 210
$ 2,805
Credit Card Asset Backed Securities - 0.20%
BA Credit Card Trust
2.70%, 07/17/2023 1,675 1,697
Capital One Multi-Asset Execution Trust
2.84%, 12/15/2024 1,000 1,030
Citibank Credit Card Issuance Trust
2.88%, 01/23/2023 605 614
Discover Card Execution Note Trust
2.39%, 07/15/2024 1,150 1,174
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Credit Card Asset Backed Securities (continued)
Synchrony Credit Card Master Note Trust
2.21%, 05/15/2024 $ 250 $ 253
2.97%, 03/15/2024 445 453
$ 5,221
Distribution & Wholesale - 0.02%
WW Grainger Inc
4.60%, 06/15/2045 500 630
Diversified Financial Services - 0.87%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
2.88%, 08/14/2024 1,610 1,648
3.95%, 02/01/2022 200 207
Air Lease Corp
2.25%, 01/15/2023 195 196
2.30%, 02/01/2025 585 585
2.50%, 03/01/2021 100 101
3.25%, 10/01/2029 685 696
Ally Financial Inc
8.00%, 11/01/2031 520 722
American Express Co
2.50%, 08/01/2022 1,075 1,097
2.50%, 07/30/2024 220 228
2.65%, 12/02/2022 75 77
2.75%, 05/20/2022 300 307
4.05%, 12/03/2042 600 758
American Express Credit Corp
2.70%, 03/03/2022 75 77
Ameriprise Financial Inc
4.00%, 10/15/2023 775 841
BlackRock Inc
2.40%, 04/30/2030 325 339
3.38%, 06/01/2022 30 31
4.25%, 05/24/2021 500 519
Brookfield Finance Inc
4.85%, 03/29/2029 500 595
Brookfield Finance LLC
3.45%, 04/15/2050 155 154
Capital One Financial Corp
3.20%, 02/05/2025 60 63
3.30%, 10/30/2024 75 80
3.50%, 06/15/2023 40 42
4.25%, 04/30/2025 1,250 1,387
4.75%, 07/15/2021 400 417
Charles Schwab Corp/The
3.00%, 03/10/2025 300 320
CME Group Inc
3.00%, 09/15/2022 50 52
3.00%, 03/15/2025 575 612
Discover Financial Services
4.10%, 02/09/2027 75 82
GE Capital International Funding Co Unlimited
Co
3.37%, 11/15/2025 1,075 1,146
4.42%, 11/15/2035 2,375 2,715
Intercontinental Exchange Inc
3.75%, 12/01/2025 75 82
4.00%, 10/15/2023 475 510
4.25%, 09/21/2048 105 126
Jefferies Group LLC
6.88%, 04/15/2021 280 296
Jefferies Group LLC / Jefferies Group Capital
Finance Inc
4.15%, 01/23/2030 490 533
Lazard Group LLC
4.50%, 09/19/2028 300 346
Legg Mason Inc
4.75%, 03/15/2026 500 582
5.63%, 01/15/2044 25 34

Schedule of Investments
Bond Market Index Fund
February 29, 2020 (unaudited)
See accompanying notes.
73
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Mastercard Inc
2.00%, 03/03/2025 $ 270 $ 277
2.95%, 11/21/2026 300 324
3.38%, 04/01/2024 150 163
Private Export Funding Corp
2.80%, 05/15/2022 500 518
Synchrony Financial
4.25%, 08/15/2024 290 312
4.50%, 07/23/2025 575 632
Visa Inc
2.75%, 09/15/2027 95 101
2.80%, 12/14/2022 75 78
3.15%, 12/14/2025 470 511
3.65%, 09/15/2047 500 594
4.15%, 12/14/2035 305 378
$ 22,491
Electric - 1.90%
AEP Texas Inc
3.45%, 01/15/2050 50 53
3.95%, 06/01/2028 400 457
Alabama Power Co
4.30%, 07/15/2048 440 545
Ameren Illinois Co
2.70%, 09/01/2022 530 545
3.25%, 03/15/2050 75 84
Arizona Public Service Co
4.35%, 11/15/2045 400 509
Baltimore Gas & Electric Co
3.20%, 09/15/2049 315 333
Berkshire Hathaway Energy Co
3.75%, 11/15/2023 750 809
3.80%, 07/15/2048 125 143
6.13%, 04/01/2036 450 642
CenterPoint Energy Houston Electric LLC
4.25%, 02/01/2049 300 386
CenterPoint Energy Inc
2.50%, 09/01/2024 60 62
2.95%, 03/01/2030 100 104
3.70%, 09/01/2049 60 66
Commonwealth Edison Co
3.00%, 03/01/2050 155 161
4.70%, 01/15/2044 150 193
Connecticut Light & Power Co/The
3.20%, 03/15/2027 140 153
Consolidated Edison Co of New York Inc
3.70%, 11/15/2059 80 90
3.88%, 06/15/2047 300 350
4.30%, 12/01/2056 445 546
6.75%, 04/01/2038 530 809
Consumers Energy Co
3.10%, 08/15/2050 205 221
Dominion Energy Inc
4.05%, 09/15/2042 500 561
Dominion Energy South Carolina Inc
5.45%, 02/01/2041 540 739
DTE Electric Co
2.25%, 03/01/2030 155 158
3.70%, 03/15/2045 200 229
3.95%, 03/01/2049 300 365
DTE Energy Co
2.25%, 11/01/2022 145 147
3.50%, 06/01/2024 500 533
Duke Energy Carolinas LLC
2.45%, 08/15/2029 175 182
3.20%, 08/15/2049 200 215
4.00%, 09/30/2042 280 334
5.30%, 02/15/2040 250 343
6.00%, 12/01/2028 500 650
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Duke Energy Corp
1.80%, 09/01/2021 $ 500 $ 503
2.65%, 09/01/2026 90 94
3.15%, 08/15/2027 90 97
Duke Energy Florida LLC
2.50%, 12/01/2029 125 130
3.20%, 01/15/2027 500 544
3.40%, 10/01/2046 200 216
Duke Energy Progress LLC
3.60%, 09/15/2047 610 687
4.38%, 03/30/2044 400 502
Emera US Finance LP
3.55%, 06/15/2026 300 326
4.75%, 06/15/2046 75 92
Entergy Louisiana LLC
3.12%, 09/01/2027 300 328
3.25%, 04/01/2028 500 550
Entergy Texas Inc
4.00%, 03/30/2029 300 348
Evergy Inc
2.45%, 09/15/2024 140 144
4.85%, 06/01/2021 30 31
Evergy Metro Inc
4.13%, 04/01/2049 400 500
Exelon Corp
3.40%, 04/15/2026 1,840 1,988
3.50%, 06/01/2022 90 93
4.95%, 06/15/2035 320 392
Exelon Generation Co LLC
4.25%, 06/15/2022 500 527
FirstEnergy Corp
3.90%, 07/15/2027 735 814
4.85%, 07/15/2047 475 585
7.38%, 11/15/2031 60 88
Florida Power & Light Co
2.75%, 06/01/2023 500 522
3.15%, 10/01/2049 180 200
3.70%, 12/01/2047 70 81
4.05%, 10/01/2044 145 177
5.65%, 02/01/2037 250 356
Fortis Inc/Canada
3.06%, 10/04/2026 310 329
Georgia Power Co
2.20%, 09/15/2024 140 143
3.25%, 03/30/2027 750 809
Hydro-Quebec
8.05%, 07/07/2024 530 680
MidAmerican Energy Co
3.15%, 04/15/2050 145 157
3.65%, 04/15/2029 300 340
Mississippi Power Co
4.25%, 03/15/2042 30 35
National Rural Utilities Cooperative Finance Corp
2.40%, 03/15/2030 430 449
2.85%, 01/27/2025 100 106
3.05%, 02/15/2022 530 545
Nevada Power Co
2.40%, 05/01/2030 445 456
NextEra Energy Capital Holdings Inc
2.40%, 09/01/2021 765 777
2.75%, 11/01/2029 105 110
3.55%, 05/01/2027 475 517
5.65%, 05/01/2079
(e)
350 397
3 Month USD LIBOR + 3.16%
Northern States Power Co/MN
2.90%, 03/01/2050 70 72
5.35%, 11/01/2039 30 42

Schedule of Investments
Bond Market Index Fund
February 29, 2020 (unaudited)
See accompanying notes.
74
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
NSTAR Electric Co
2.38%, 10/15/2022 $ 500 $ 513
3.20%, 05/15/2027 300 326
Oncor Electric Delivery Co LLC
3.10%, 09/15/2049 195 213
5.25%, 09/30/2040 530 750
PacifiCorp
6.00%, 01/15/2039 500 734
PECO Energy Co
2.38%, 09/15/2022 330 338
3.70%, 09/15/2047 297 347
4.15%, 10/01/2044 400 486
Potomac Electric Power Co
3.60%, 03/15/2024 30 32
PPL Capital Funding Inc
3.50%, 12/01/2022 700 731
PPL Electric Utilities Corp
3.00%, 10/01/2049 70 73
3.95%, 06/01/2047 300 358
Progress Energy Inc
3.15%, 04/01/2022 40 41
7.75%, 03/01/2031 500 740
PSEG Power LLC
8.63%, 04/15/2031 300 428
Public Service Co of Colorado
3.70%, 06/15/2028 200 230
3.80%, 06/15/2047 400 467
Public Service Electric & Gas Co
2.45%, 01/15/2030 155 162
3.15%, 01/01/2050 155 170
3.25%, 09/01/2023 200 212
3.65%, 09/01/2028 200 228
Puget Energy Inc
6.00%, 09/01/2021 500 534
Puget Sound Energy Inc
3.25%, 09/15/2049 700 740
San Diego Gas & Electric Co
4.50%, 08/15/2040 350 444
Sempra Energy
4.00%, 02/01/2048 70 77
6.00%, 10/15/2039 394 550
Southern California Edison Co
2.85%, 08/01/2029 100 104
3.65%, 02/01/2050 310 333
4.00%, 04/01/2047 70 80
4.65%, 10/01/2043 915 1,125
5.50%, 03/15/2040 350 473
5.95%, 02/01/2038 30 43
Southern Co/The
2.35%, 07/01/2021 430 433
2.95%, 07/01/2023 105 109
4.40%, 07/01/2046 1,350 1,579
Southern Power Co
2.50%, 12/15/2021 300 305
4.95%, 12/15/2046 300 372
Southwestern Electric Power Co
3.85%, 02/01/2048 300 333
4.10%, 09/15/2028 500 573
6.20%, 03/15/2040 390 558
Southwestern Public Service Co
4.50%, 08/15/2041 300 384
Tampa Electric Co
4.45%, 06/15/2049 300 393
Union Electric Co
3.65%, 04/15/2045 500 575
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Virginia Electric & Power Co
2.88%, 07/15/2029 $ 495 $ 529
3.15%, 01/15/2026 775 834
3.30%, 12/01/2049 560 602
WEC Energy Group Inc
3.55%, 06/15/2025 70 76
Wisconsin Electric Power Co
2.05%, 12/15/2024 500 514
Xcel Energy Inc
2.60%, 12/01/2029 140 143
4.00%, 06/15/2028 300 342
$ 49,332
Electronics - 0.04%
Arrow Electronics Inc
4.50%, 03/01/2023 30 32
Honeywell International Inc
2.15%, 08/08/2022 70 72
2.30%, 08/15/2024 595 618
2.70%, 08/15/2029 70 75
Roper Technologies Inc
2.35%, 09/15/2024 90 93
2.95%, 09/15/2029 75 80
Tyco Electronics Group SA
7.13%, 10/01/2037 37 59
$ 1,029
Environmental Control - 0.09%
Republic Services Inc
2.30%, 03/01/2030 85 85
2.50%, 08/15/2024 515 535
2.90%, 07/01/2026 535 569
Waste Management Inc
3.50%, 05/15/2024 1,000 1,076
4.15%, 07/15/2049 155 193
$ 2,458
Finance - Mortgage Loan/Banker - 0.69%
Fannie Mae
1.25%, 05/06/2021 300 301
1.38%, 09/06/2022 300 303
2.00%, 01/05/2022 500 510
2.13%, 04/24/2026 1,000 1,061
2.25%, 04/12/2022 500 514
2.50%, 02/05/2024 500 529
2.63%, 01/11/2022 500 515
2.63%, 09/06/2024 1,550 1,662
5.63%, 07/15/2037 65 103
6.63%, 11/15/2030 500 756
7.13%, 01/15/2030 250 382
7.25%, 05/15/2030 249 387
Federal Home Loan Banks
1.13%, 07/14/2021 950 952
1.88%, 11/29/2021 1,250 1,270
2.50%, 02/13/2024 1,900 2,010
3.00%, 10/12/2021 1,500 1,549
3.25%, 11/16/2028 1,000 1,157
5.50%, 07/15/2036 530 808
5.63%, 06/11/2021 65 69
Freddie Mac
2.38%, 01/13/2022 1,250 1,282
2.75%, 06/19/2023
(a)
1,000 1,058
6.25%, 07/15/2032 500 768
6.75%, 03/15/2031 43 66
$ 18,012
Food - 0.27%
Campbell Soup Co
3.95%, 03/15/2025 565 614
4.15%, 03/15/2028 185 206

Schedule of Investments
Bond Market Index Fund
February 29, 2020 (unaudited)
See accompanying notes.
75
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Conagra Brands Inc
4.30%, 05/01/2024 $ 500 $ 544
4.85%, 11/01/2028 140 163
5.30%, 11/01/2038 85 103
5.40%, 11/01/2048 85 107
General Mills Inc
3.15%, 12/15/2021 30 31
3.70%, 10/17/2023 475 511
4.00%, 04/17/2025 75 83
4.20%, 04/17/2028 150 173
JM Smucker Co/The
3.00%, 03/15/2022 300 310
4.25%, 03/15/2035 300 350
Kellogg Co
2.65%, 12/01/2023 384 400
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040 9 12
Kroger Co/The
2.95%, 11/01/2021 500 511
3.95%, 01/15/2050 420 435
4.45%, 02/01/2047 25 28
5.15%, 08/01/2043 300 376
5.40%, 07/15/2040 30 38
Sysco Corp
2.40%, 02/15/2030 285 291
3.30%, 07/15/2026 500 544
Tyson Foods Inc
3.55%, 06/02/2027 75 82
4.35%, 03/01/2029 675 793
4.88%, 08/15/2034 350 432
$ 7,137
Forest Products & Paper - 0.09%
Fibria Overseas Finance Ltd
5.50%, 01/17/2027 300 327
Georgia-Pacific LLC
7.75%, 11/15/2029 20 30
8.00%, 01/15/2024 400 497
International Paper Co
3.65%, 06/15/2024 250 270
4.40%, 08/15/2047 350 394
7.30%, 11/15/2039 326 482
Suzano Austria GmbH
5.00%, 01/15/2030 350 364
$ 2,364
Gas - 0.11%
Atmos Energy Corp
3.38%, 09/15/2049 145 159
4.13%, 10/15/2044 250 297
Dominion Energy Gas Holdings LLC
2.50%, 11/15/2024 150 155
4.60%, 12/15/2044 200 237
NiSource Inc
4.38%, 05/15/2047 630 739
Southern California Gas Co
2.55%, 02/01/2030 155 164
3.15%, 09/15/2024 500 536
Washington Gas Light Co
3.80%, 09/15/2046 500 553
$ 2,840
Hand & Machine Tools - 0.04%
Snap-on Inc
3.25%, 03/01/2027 500 544
Stanley Black & Decker Inc
2.30%, 03/15/2030 155 157
3.40%, 12/01/2021 250 258
$ 959
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products - 0.28%
Abbott Laboratories
3.75%, 11/30/2026 $ 327 $ 369
4.75%, 04/15/2043 300 399
4.90%, 11/30/2046 400 557
Baxter International Inc
2.60%, 08/15/2026 400 419
Boston Scientific Corp
3.85%, 05/15/2025 484 533
Danaher Corp
4.38%, 09/15/2045 300 380
DH Europe Finance II Sarl
2.05%, 11/15/2022 150 153
2.60%, 11/15/2029 150 156
3.25%, 11/15/2039 150 163
Koninklijke Philips NV
5.00%, 03/15/2042 30 40
Medtronic Inc
3.15%, 03/15/2022 421 437
3.50%, 03/15/2025 394 432
4.38%, 03/15/2035 222 283
4.63%, 03/15/2045 86 116
Stryker Corp
3.38%, 11/01/2025 75 82
3.50%, 03/15/2026 575 629
4.38%, 05/15/2044 25 31
Thermo Fisher Scientific Inc
2.60%, 10/01/2029 145 151
2.95%, 09/19/2026 300 320
4.15%, 02/01/2024 600 655
Zimmer Biomet Holdings Inc
3.15%, 04/01/2022 275 283
3.55%, 04/01/2025 575 617
$ 7,205
Healthcare - Services - 0.56%
Advocate Health & Hospitals Corp
3.83%, 08/15/2028 300 345
Aetna Inc
2.75%, 11/15/2022 250 256
2.80%, 06/15/2023 50 51
3.88%, 08/15/2047 60 63
6.63%, 06/15/2036 253 351
6.75%, 12/15/2037 205 293
AHS Hospital Corp
5.02%, 07/01/2045 400 557
Anthem Inc
2.88%, 09/15/2029 220 227
3.50%, 08/15/2024 450 481
3.65%, 12/01/2027 360 394
4.10%, 03/01/2028 255 286
4.38%, 12/01/2047 300 343
4.65%, 01/15/2043 30 35
4.65%, 08/15/2044 650 759
Baylor Scott & White Holdings
4.19%, 11/15/2045 125 156
Duke University Health System Inc
3.92%, 06/01/2047 300 380
HCA Inc
4.75%, 05/01/2023 500 541
5.25%, 06/15/2026 970 1,109
Humana Inc
3.13%, 08/15/2029 70 74
4.63%, 12/01/2042 500 587
Kaiser Foundation Hospitals
3.27%, 11/01/2049 225 249
Laboratory Corp of America Holdings
2.30%, 12/01/2024 300 307
2.95%, 12/01/2029 300 313
4.70%, 02/01/2045 250 301

Schedule of Investments
Bond Market Index Fund
February 29, 2020 (unaudited)
See accompanying notes.
76
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/2052 $ 150 $ 190
4.20%, 07/01/2055 250 323
Northwell Healthcare Inc
3.98%, 11/01/2046 500 579
Partners Healthcare System Inc
3.19%, 07/01/2049 310 328
Providence St Joseph Health Obligated Group
3.74%, 10/01/2047 250 293
Quest Diagnostics Inc
2.95%, 06/30/2030 155 160
Trinity Health Corp
4.13%, 12/01/2045 250 310
UnitedHealth Group Inc
2.38%, 08/15/2024 250 258
2.88%, 03/15/2023 250 261
2.88%, 08/15/2029 150 160
3.10%, 03/15/2026 250 269
3.50%, 08/15/2039 375 413
3.70%, 08/15/2049 300 335
3.75%, 07/15/2025 440 488
4.25%, 06/15/2048 110 133
4.45%, 12/15/2048 95 119
4.75%, 07/15/2045 500 642
6.50%, 06/15/2037 500 739
$ 14,458
Home Furnishings - 0.01%
Leggett & Platt Inc
4.40%, 03/15/2029 250 286
Insurance - 0.77%
Aflac Inc
3.63%, 11/15/2024 300 327
Alleghany Corp
4.90%, 09/15/2044 500 645
Allstate Corp/The
3.28%, 12/15/2026 335 364
5.35%, 06/01/2033 350 476
American International Group Inc
3.75%, 07/10/2025 75 82
3.90%, 04/01/2026 500 554
4.20%, 04/01/2028 485 543
4.25%, 03/15/2029 300 343
4.38%, 01/15/2055 300 349
4.50%, 07/16/2044 75 92
4.88%, 06/01/2022 955 1,018
5.75%, 04/01/2048
(e)
400 442
3 Month USD LIBOR + 2.87%
Aon Corp
2.20%, 11/15/2022 60 61
Aon PLC
3.50%, 06/14/2024 250 268
4.75%, 05/15/2045 270 355
Athene Holding Ltd
4.13%, 01/12/2028 575 612
AXA SA
8.60%, 12/15/2030 30 44
Berkshire Hathaway Finance Corp
4.20%, 08/15/2048 180 220
5.75%, 01/15/2040 25 36
Berkshire Hathaway Inc
2.75%, 03/15/2023 60 62
3.13%, 03/15/2026 275 298
3.75%, 08/15/2021 750 776
4.50%, 02/11/2043 350 447
Brown & Brown Inc
4.50%, 03/15/2029 300 345
Chubb Corp/The
6.50%, 05/15/2038 326 504
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Chubb INA Holdings Inc
2.70%, 03/13/2023 $ 300 $ 312
2.88%, 11/03/2022 500 520
CNA Financial Corp
5.75%, 08/15/2021 40 43
Equitable Holdings Inc
4.35%, 04/20/2028 140 158
5.00%, 04/20/2048 90 102
First American Financial Corp
4.60%, 11/15/2024 300 331
Hartford Financial Services Group Inc/The
3.60%, 08/19/2049 140 154
Manulife Financial Corp
4.15%, 03/04/2026 300 341
Marsh & McLennan Cos Inc
4.38%, 03/15/2029 1,650 1,924
4.90%, 03/15/2049 110 150
MetLife Inc
3.60%, 11/13/2025 400 441
4.05%, 03/01/2045 450 539
4.13%, 08/13/2042 250 299
4.60%, 05/13/2046 195 254
4.88%, 11/13/2043 50 67
6.40%, 12/15/2066 430 531
3 Month USD LIBOR + 2.21%
Progressive Corp/The
3.75%, 08/23/2021 30 31
4.20%, 03/15/2048 400 506
4.35%, 04/25/2044 30 38
Prudential Financial Inc
3.70%, 03/13/2051 185 197
3.91%, 12/07/2047 570 645
4.35%, 02/25/2050 565 673
5.20%, 03/15/2044
(e)
400 427
3 Month USD LIBOR + 3.04%
5.70%, 12/14/2036 280 401
Reinsurance Group of America Inc
4.70%, 09/15/2023 30 33
Travelers Cos Inc/The
4.00%, 05/30/2047 930 1,153
Voya Financial Inc
3.65%, 06/15/2026 335 370
Willis North America Inc
2.95%, 09/15/2029 50 52
3.88%, 09/15/2049 140 154
$ 20,109
Internet - 0.26%
Alibaba Group Holding Ltd
3.40%, 12/06/2027 260 280
3.60%, 11/28/2024 1,325 1,424
4.40%, 12/06/2057 240 305
Alphabet Inc
2.00%, 08/15/2026 500 517
Amazon.com Inc
2.40%, 02/22/2023 300 309
2.50%, 11/29/2022 75 77
2.80%, 08/22/2024 75 79
3.15%, 08/22/2027 485 532
3.80%, 12/05/2024 75 83
3.88%, 08/22/2037 1,005 1,209
4.25%, 08/22/2057 75 101
4.80%, 12/05/2034 350 464
Baidu Inc
4.13%, 06/30/2025 650 716

Schedule of Investments
Bond Market Index Fund
February 29, 2020 (unaudited)
See accompanying notes.
77
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
eBay Inc
2.60%, 07/15/2022 $ 450 $ 460
3.45%, 08/01/2024 60 64
4.00%, 07/15/2042 20 20
$ 6,640
Iron & Steel - 0.07%
ArcelorMittal SA
3.60%, 07/16/2024 525 545
4.25%, 07/16/2029 65 67
Nucor Corp
4.00%, 08/01/2023 250 269
Steel Dynamics Inc
2.80%, 12/15/2024 75 78
Vale Overseas Ltd
6.25%, 08/10/2026 200 235
6.88%, 11/10/2039 550 729
$ 1,923
Leisure Products & Services - 0.03%
Harley-Davidson Inc
3.50%, 07/28/2025 300 319
Royal Caribbean Cruises Ltd
5.25%, 11/15/2022 300 323
7.50%, 10/15/2027 100 129
$ 771
Lodging - 0.10%
Las Vegas Sands Corp
3.20%, 08/08/2024 140 145
3.50%, 08/18/2026 70 73
3.90%, 08/08/2029 140 149
Marriott International Inc/MD
2.30%, 01/15/2022 350 355
2.88%, 03/01/2021 600 607
Sands China Ltd
5.13%, 08/08/2025 1,185 1,330
$ 2,659
Machinery - Construction & Mining - 0.09%
Caterpillar Financial Services Corp
1.70%, 08/09/2021 250 251
1.90%, 09/06/2022 360 364
1.93%, 10/01/2021 500 503
1.95%, 11/18/2022 580 588
Caterpillar Inc
3.25%, 09/19/2049 145 157
3.40%, 05/15/2024 500 537
3.80%, 08/15/2042 50 59
$ 2,459
Machinery - Diversified - 0.15%
Deere & Co
2.88%, 09/07/2049 140 144
3.90%, 06/09/2042 500 613
Dover Corp
5.38%, 03/01/2041 30 40
John Deere Capital Corp
1.95%, 06/13/2022 865 879
2.05%, 01/09/2025 155 160
2.80%, 03/06/2023 500 523
2.80%, 07/18/2029 255 274
3.35%, 06/12/2024 300 323
Otis Worldwide Corp
2.06%, 04/05/2025
(g)
155 158
2.57%, 02/15/2030
(g)
155 159
3.36%, 02/15/2050
(g)
155 160
Westinghouse Air Brake Technologies Corp
4.95%, 09/15/2028 300 344
$ 3,777
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media - 0.90%
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.46%, 07/23/2022 $ 1,075 $ 1,139
4.80%, 03/01/2050 260 281
4.91%, 07/23/2025 70 79
5.38%, 04/01/2038 50 58
5.38%, 05/01/2047 575 658
5.75%, 04/01/2048 280 333
6.38%, 10/23/2035 1,030 1,360
Comcast Cable Communications Holdings Inc
9.46%, 11/15/2022 20 24
Comcast Corp
2.35%, 01/15/2027 155 160
2.65%, 02/01/2030 115 121
2.75%, 03/01/2023 50 52
2.85%, 01/15/2023 25 26
3.13%, 07/15/2022 610 636
3.15%, 03/01/2026 75 81
3.15%, 02/15/2028 365 396
3.25%, 11/01/2039 230 249
3.38%, 02/15/2025 635 686
3.38%, 08/15/2025 300 326
3.45%, 02/01/2050 470 519
3.55%, 05/01/2028 225 250
3.70%, 04/15/2024 475 516
3.90%, 03/01/2038 290 338
3.97%, 11/01/2047 105 124
4.00%, 03/01/2048 200 237
4.00%, 11/01/2049 205 244
4.05%, 11/01/2052 90 107
4.15%, 10/15/2028 545 632
4.50%, 01/15/2043 25 31
4.60%, 08/15/2045 270 344
4.65%, 07/15/2042 75 94
4.70%, 10/15/2048 570 749
5.65%, 06/15/2035 500 693
6.40%, 03/01/2040 500 748
6.45%, 03/15/2037 620 913
Discovery Communications LLC
2.95%, 03/20/2023 75 78
3.95%, 06/15/2025 350 383
3.95%, 03/20/2028 500 547
5.00%, 09/20/2037 30 34
5.20%, 09/20/2047 385 454
6.35%, 06/01/2040 40 53
Fox Corp
4.03%, 01/25/2024
(g)
300 325
4.71%, 01/25/2029
(g)
435 512
5.48%, 01/25/2039
(g)
110 141
5.58%, 01/25/2049
(g)
140 188
Grupo Televisa SAB
5.00%, 05/13/2045 300 350
NBCUniversal Media LLC
2.88%, 01/15/2023 10 10
Thomson Reuters Corp
3.35%, 05/15/2026 400 426
5.85%, 04/15/2040 30 40
Time Warner Cable LLC
4.00%, 09/01/2021 55 57
4.50%, 09/15/2042 665 692
5.88%, 11/15/2040 400 478
6.55%, 05/01/2037 50 65
7.30%, 07/01/2038 60 82
Time Warner Entertainment Co LP
8.38%, 07/15/2033 20 29

Schedule of Investments
Bond Market Index Fund
February 29, 2020 (unaudited)
See accompanying notes.
78
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
TWDC Enterprises 18 Corp
2.75%, 08/16/2021 $ 35 $ 36
3.75%, 06/01/2021 525 542
7.00%, 03/01/2032 30 45
ViacomCBS Inc
2.90%, 06/01/2023 1,000 1,035
3.88%, 12/15/2021 530 552
4.20%, 06/01/2029
(a)
300 337
4.38%, 03/15/2043 400 430
4.85%, 07/01/2042 300 340
7.88%, 07/30/2030 30 43
Walt Disney Co/The
1.75%, 08/30/2024 285 290
2.00%, 09/01/2029 250 252
2.75%, 09/01/2049 285 289
3.38%, 11/15/2026 170 188
4.75%, 11/15/2046 390 527
6.40%, 12/15/2035 179 267
$ 23,321
Metal Fabrication & Hardware - 0.01%
Precision Castparts Corp
3.25%, 06/15/2025 75 81
3.90%, 01/15/2043 193 231
$ 312
Mining - 0.16%
Barrick North America Finance LLC
5.75%, 05/01/2043 280 395
BHP Billiton Finance USA Ltd
4.13%, 02/24/2042 170 208
5.00%, 09/30/2043 525 707
Newmont Corp
3.50%, 03/15/2022 500 512
3.63%, 06/09/2021 30 31
3.70%, 03/15/2023 500 531
6.25%, 10/01/2039 100 143
Rio Tinto Alcan Inc
5.75%, 06/01/2035 400 550
6.13%, 12/15/2033 30 43
Rio Tinto Finance USA Ltd
3.75%, 06/15/2025 75 83
Southern Copper Corp
3.88%, 04/23/2025 500 533
5.88%, 04/23/2045 350 449
$ 4,185
Miscellaneous Manufacturers - 0.29%
3M Co
1.75%, 02/14/2023 585 593
2.00%, 02/14/2025 340 347
2.38%, 08/26/2029 990 1,016
3.25%, 08/26/2049 100 105
Eaton Corp
2.75%, 11/02/2022 520 539
4.15%, 11/02/2042 95 118
General Electric Co
2.70%, 10/09/2022 75 77
3.10%, 01/09/2023 75 78
3.15%, 09/07/2022 500 515
4.13%, 10/09/2042 3 3
5.88%, 01/14/2038 420 546
6.15%, 08/07/2037 660 867
6.75%, 03/15/2032 310 422
Illinois Tool Works Inc
2.65%, 11/15/2026 90 97
3.50%, 03/01/2024 540 585
Ingersoll-Rand Luxembourg Finance SA
3.50%, 03/21/2026 250 273
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers (continued)
Parker-Hannifin Corp
3.30%, 11/21/2024 $ 300 $ 321
3.50%, 09/15/2022 30 31
4.10%, 03/01/2047 335 388
Textron Inc
4.00%, 03/15/2026 500 548
$ 7,469
Oil & Gas - 1.63%
Apache Corp
4.75%, 04/15/2043 280 264
BP Capital Markets America Inc
3.00%, 02/24/2050 155 153
3.02%, 01/16/2027 600 638
3.12%, 05/04/2026 110 117
3.25%, 05/06/2022 640 664
3.59%, 04/14/2027 200 220
3.79%, 02/06/2024 435 470
BP Capital Markets PLC
2.50%, 11/06/2022 75 77
3.28%, 09/19/2027 115 124
3.51%, 03/17/2025 75 81
3.72%, 11/28/2028 630 702
Canadian Natural Resources Ltd
3.80%, 04/15/2024 750 794
6.25%, 03/15/2038 400 522
Cenovus Energy Inc
3.00%, 08/15/2022 300 309
4.25%, 04/15/2027 300 322
Chevron Corp
2.36%, 12/05/2022 350 359
2.95%, 05/16/2026 180 193
3.33%, 11/17/2025 165 181
CNOOC Finance 2013 Ltd
2.88%, 09/30/2029 200 209
3.00%, 05/09/2023 500 518
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/2024 500 547
Concho Resources Inc
4.88%, 10/01/2047 175 206
ConocoPhillips
6.50%, 02/01/2039 490 726
ConocoPhillips Co
4.95%, 03/15/2026 500 585
ConocoPhillips Holding Co
6.95%, 04/15/2029 400 546
Continental Resources Inc/OK
4.38%, 01/15/2028 400 390
Devon Energy Corp
5.00%, 06/15/2045 75 81
5.60%, 07/15/2041 570 648
Diamondback Energy Inc
2.88%, 12/01/2024 150 153
3.25%, 12/01/2026 150 152
Ecopetrol SA
5.88%, 09/18/2023 390 431
5.88%, 05/28/2045 400 478
EOG Resources Inc
2.63%, 03/15/2023 480 494
4.15%, 01/15/2026 500 561
Equinor ASA
3.15%, 01/23/2022 1,800 1,861
3.25%, 11/18/2049 190 202
Exxon Mobil Corp
1.90%, 08/16/2022 400 405
2.02%, 08/16/2024 200 205
2.28%, 08/16/2026 400 413
2.44%, 08/16/2029 190 198
3.00%, 08/16/2039 150 157

Schedule of Investments
Bond Market Index Fund
February 29, 2020 (unaudited)
See accompanying notes.
79
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Exxon Mobil Corp   (continued)
3.10%, 08/16/2049 $ 950 $ 980
Hess Corp
4.30%, 04/01/2027 300 318
7.13%, 03/15/2033 21 27
7.30%, 08/15/2031 349 447
HollyFrontier Corp
5.88%, 04/01/2026 500 559
Husky Energy Inc
4.00%, 04/15/2024 500 534
Marathon Oil Corp
2.80%, 11/01/2022 75 76
3.85%, 06/01/2025 500 528
4.40%, 07/15/2027 300 328
Marathon Petroleum Corp
3.63%, 09/15/2024 500 532
5.00%, 09/15/2054 200 223
Newfield Exploration Co
5.63%, 07/01/2024 300 326
Nexen Inc
6.40%, 05/15/2037 730 1,070
7.50%, 07/30/2039 39 65
Noble Energy Inc
3.25%, 10/15/2029 290 292
4.20%, 10/15/2049 570 536
Occidental Petroleum Corp
2.60%, 08/13/2021 70 71
2.70%, 08/15/2022 305 311
2.70%, 02/15/2023 75 76
2.90%, 08/15/2024 460 468
3.13%, 02/15/2022 25 26
3.20%, 08/15/2026 105 107
3.50%, 06/15/2025 500 516
3.50%, 08/15/2029 140 141
4.10%, 02/15/2047 500 456
4.30%, 08/15/2039 35 34
4.40%, 08/15/2049 70 66
6.20%, 03/15/2040 480 565
6.45%, 09/15/2036 60 71
6.60%, 03/15/2046 115 140
6.95%, 07/01/2024 755 889
7.50%, 05/01/2031 50 63
Petroleos Mexicanos
5.35%, 02/12/2028 500 484
5.95%, 01/28/2031
(g)
315 306
6.49%, 01/23/2027
(g)
1,369 1,434
6.50%, 03/13/2027 500 524
6.63%, 06/15/2035 525 525
6.75%, 09/21/2047 1,000 954
6.84%, 01/23/2030
(g)
1,000 1,044
6.88%, 08/04/2026 300 325
6.95%, 01/28/2060
(g)
315 302
7.69%, 01/23/2050
(g)
904 942
Phillips 66
4.30%, 04/01/2022 75 79
4.88%, 11/15/2044 400 481
5.88%, 05/01/2042 30 41
Pioneer Natural Resources Co
3.95%, 07/15/2022 30 31
Shell International Finance BV
1.88%, 05/10/2021 545 547
2.00%, 11/07/2024 150 153
2.38%, 11/07/2029 150 153
2.88%, 05/10/2026 155 165
3.13%, 11/07/2049 150 155
3.25%, 05/11/2025 355 382
3.50%, 11/13/2023 235 251
3.88%, 11/13/2028 235 266
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Shell International Finance BV   (continued)
4.00%, 05/10/2046 $ 75 $ 88
4.13%, 05/11/2035 335 403
4.38%, 05/11/2045 575 709
6.38%, 12/15/2038 410 618
Suncor Energy Inc
4.00%, 11/15/2047 450 494
6.80%, 05/15/2038 364 531
6.85%, 06/01/2039 73 107
Total Capital International SA
2.22%, 07/12/2021 500 506
2.43%, 01/10/2025 110 114
2.83%, 01/10/2030 130 138
2.88%, 02/17/2022 475 489
3.46%, 02/19/2029 500 554
3.46%, 07/12/2049 75 82
Valero Energy Corp
4.00%, 04/01/2029 585 633
6.63%, 06/15/2037 60 81
7.50%, 04/15/2032 60 83
$ 42,371
Oil & Gas Services - 0.10%
Baker Hughes a GE Co LLC / Baker Hughes Co-
Obligor Inc
2.77%, 12/15/2022 75 77
3.14%, 11/07/2029 150 154
3.34%, 12/15/2027 135 142
Halliburton Co
3.25%, 11/15/2021 530 542
3.80%, 11/15/2025 220 241
4.85%, 11/15/2035 400 462
5.00%, 11/15/2045 230 250
7.45%, 09/15/2039 26 39
National Oilwell Varco Inc
2.60%, 12/01/2022 135 137
3.60%, 12/01/2029 150 153
3.95%, 12/01/2042 400 382
Schlumberger Investment SA
3.65%, 12/01/2023 75 80
$ 2,659
Packaging & Containers - 0.04%
Packaging Corp of America
3.00%, 12/15/2029 300 316
4.05%, 12/15/2049 150 168
WRKCo Inc
4.90%, 03/15/2029 400 469
$ 953
Pharmaceuticals - 1.63%
AbbVie Inc
2.15%, 11/19/2021
(g)
300 303
2.30%, 11/21/2022
(g)
300 305
2.60%, 11/21/2024
(g)
445 460
2.85%, 05/14/2023 40 41
2.90%, 11/06/2022 550 568
2.95%, 11/21/2026
(g)
300 314
3.20%, 05/14/2026 390 412
3.20%, 11/21/2029
(g)
745 786
3.60%, 05/14/2025 170 183
4.05%, 11/21/2039
(g)
375 415
4.25%, 11/14/2028 140 160
4.25%, 11/21/2049
(g)
595 673
4.30%, 05/14/2036 280 320
4.40%, 11/06/2042 25 29
4.45%, 05/14/2046 270 312
4.50%, 05/14/2035 245 288
4.70%, 05/14/2045 320 379
4.88%, 11/14/2048 170 209

Schedule of Investments
Bond Market Index Fund
February 29, 2020 (unaudited)
See accompanying notes.
80
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Allergan Funding SCS
3.80%, 03/15/2025 $ 395 $ 432
3.85%, 06/15/2024 90 98
4.55%, 03/15/2035 170 203
4.75%, 03/15/2045 300 365
4.85%, 06/15/2044 30 36
AmerisourceBergen Corp
3.40%, 05/15/2024 30 32
AstraZeneca PLC
2.38%, 06/12/2022 830 848
3.38%, 11/16/2025 180 197
4.00%, 01/17/2029 400 460
4.00%, 09/18/2042 300 359
4.38%, 08/17/2048 60 77
6.45%, 09/15/2037 30 44
Becton Dickinson and Co
3.73%, 12/15/2024 831 900
4.67%, 06/06/2047 155 196
4.69%, 12/15/2044 59 74
Bristol-Myers Squibb Co
2.90%, 07/26/2024
(g)
520 549
3.25%, 02/20/2023
(g)
85 89
3.25%, 08/01/2042 515 573
3.40%, 07/26/2029
(g)
455 510
3.45%, 11/15/2027
(g)
90 100
3.88%, 08/15/2025
(g)
790 876
3.90%, 02/20/2028
(g)
130 148
4.13%, 06/15/2039
(g)
195 237
4.25%, 10/26/2049
(g)
360 462
4.35%, 11/15/2047
(g)
210 271
4.55%, 02/20/2048
(g)
220 290
5.00%, 08/15/2045
(g)
305 418
Cardinal Health Inc
3.41%, 06/15/2027 400 426
4.60%, 03/15/2043 430 466
Cigna Corp
3.40%, 09/17/2021 100 103
3.75%, 07/15/2023 605 645
3.88%, 10/15/2047
(g)
185 196
4.00%, 02/15/2022
(g)
600 623
4.13%, 11/15/2025 170 189
4.38%, 10/15/2028 300 342
4.75%, 11/15/2021
(g)
50 53
4.80%, 08/15/2038 170 204
4.80%, 07/15/2046
(g)
500 601
4.90%, 12/15/2048 395 490
CVS Health Corp
2.13%, 06/01/2021 35 35
2.63%, 08/15/2024 140 144
2.75%, 12/01/2022 750 771
2.88%, 06/01/2026 1,560 1,618
3.00%, 08/15/2026 105 110
3.25%, 08/15/2029 140 147
3.50%, 07/20/2022 860 893
3.70%, 03/09/2023 530 560
3.88%, 07/20/2025 60 66
4.00%, 12/05/2023 50 54
4.10%, 03/25/2025 75 82
4.30%, 03/25/2028 1,150 1,288
5.05%, 03/25/2048 770 947
5.13%, 07/20/2045 430 526
GlaxoSmithKline Capital Inc
3.38%, 05/15/2023 190 201
3.63%, 05/15/2025 85 94
3.88%, 05/15/2028 165 189
6.38%, 05/15/2038 430 665
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
GlaxoSmithKline Capital PLC
2.88%, 06/01/2022 $ 500 $ 516
3.00%, 06/01/2024 400 424
Johnson & Johnson
1.65%, 03/01/2021 265 265
2.45%, 03/01/2026 225 237
2.90%, 01/15/2028 110 120
2.95%, 03/03/2027 110 120
3.40%, 01/15/2038 500 570
3.50%, 01/15/2048 140 167
3.55%, 03/01/2036 750 878
3.70%, 03/01/2046 90 109
5.95%, 08/15/2037 75 114
McKesson Corp
2.70%, 12/15/2022 500 513
4.75%, 03/01/2021 100 102
4.88%, 03/15/2044 80 95
Mead Johnson Nutrition Co
4.60%, 06/01/2044 30 38
Merck & Co Inc
2.35%, 02/10/2022 50 51
2.80%, 05/18/2023 75 78
3.70%, 02/10/2045 1,100 1,304
3.90%, 03/07/2039 385 460
4.00%, 03/07/2049 170 215
Mylan NV
3.15%, 06/15/2021 825 838
3.95%, 06/15/2026 530 576
5.25%, 06/15/2046 305 366
Novartis Capital Corp
1.75%, 02/14/2025 310 316
2.00%, 02/14/2027 310 317
2.20%, 08/14/2030 155 160
2.75%, 08/14/2050 155 161
3.00%, 11/20/2025 125 135
4.40%, 05/06/2044 530 680
Pfizer Inc
1.95%, 06/03/2021 200 202
2.95%, 03/15/2024 300 317
3.00%, 12/15/2026 500 544
3.40%, 05/15/2024 100 108
3.45%, 03/15/2029 170 191
4.00%, 12/15/2036 45 55
4.00%, 03/15/2049 195 242
4.13%, 12/15/2046 575 699
4.20%, 09/15/2048 80 99
4.30%, 06/15/2043 225 290
4.40%, 05/15/2044 75 96
7.20%, 03/15/2039 60 102
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026 300 322
Wyeth LLC
5.95%, 04/01/2037 60 88
6.50%, 02/01/2034 525 786
Zoetis Inc
3.25%, 02/01/2023 540 566
$ 42,361
Pipelines - 0.92%
Boardwalk Pipelines LP
3.38%, 02/01/2023 30 31
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029
(g)
300 301
Enbridge Energy Partners LP
7.38%, 10/15/2045 70 111
7.50%, 04/15/2038 350 536

Schedule of Investments
Bond Market Index Fund
February 29, 2020 (unaudited)
See accompanying notes.
81
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Enbridge Inc
2.50%, 01/15/2025 $ 150 $ 154
3.13%, 11/15/2029 150 155
4.25%, 12/01/2026 75 84
Energy Transfer Operating LP
2.90%, 05/15/2025 310 316
3.75%, 05/15/2030 155 157
4.05%, 03/15/2025 300 322
4.20%, 04/15/2027 300 323
4.90%, 03/15/2035 1,000 1,094
5.30%, 04/15/2047 410 426
6.25%, 04/15/2049 155 179
6.50%, 02/01/2042 425 512
Energy Transfer Partners LP / Regency Energy
Finance Corp
5.00%, 10/01/2022 350 374
Enterprise Products Operating LLC
2.80%, 01/31/2030 365 374
3.70%, 02/15/2026 400 435
3.70%, 01/31/2051 650 647
4.15%, 10/16/2028 500 562
4.25%, 02/15/2048 250 268
4.45%, 02/15/2043 350 387
4.85%, 08/15/2042 400 465
6.88%, 03/01/2033 39 55
Kinder Morgan Energy Partners LP
3.50%, 09/01/2023 390 408
3.95%, 09/01/2022 600 628
4.70%, 11/01/2042 20 21
6.38%, 03/01/2041 780 976
6.95%, 01/15/2038 383 513
Kinder Morgan Inc/DE
3.15%, 01/15/2023 1,100 1,140
5.05%, 02/15/2046 300 341
Magellan Midstream Partners LP
3.95%, 03/01/2050 550 576
MPLX LP
4.13%, 03/01/2027 140 150
4.25%, 12/01/2027
(g)
300 327
4.50%, 04/15/2038 200 204
4.88%, 12/01/2024 500 555
4.90%, 04/15/2058 165 165
5.20%, 12/01/2047
(g)
300 315
5.50%, 02/15/2049 130 148
ONEOK Inc
2.75%, 09/01/2024 375 386
3.40%, 09/01/2029 350 362
4.45%, 09/01/2049 500 513
Plains All American Pipeline LP / PAA Finance
Corp
3.55%, 12/15/2029 470 462
4.50%, 12/15/2026 500 544
4.70%, 06/15/2044 30 28
6.65%, 01/15/2037 500 604
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 75 80
5.00%, 03/15/2027 375 415
5.63%, 03/01/2025 75 85
5.88%, 06/30/2026 665 772
Spectra Energy Partners LP
4.75%, 03/15/2024 105 116
5.95%, 09/25/2043 400 518
Sunoco Logistics Partners Operations LP
5.40%, 10/01/2047 400 423
TransCanada PipeLines Ltd
4.88%, 05/15/2048 190 228
6.10%, 06/01/2040 30 42
7.25%, 08/15/2038 750 1,135
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Western Midstream Operating LP
3.10%, 02/01/2025 $ 280 $ 279
4.05%, 02/01/2030 140 137
Williams Cos Inc/The
3.60%, 03/15/2022 500 516
3.75%, 06/15/2027 45 47
3.90%, 01/15/2025 500 536
4.00%, 09/15/2025 50 54
5.10%, 09/15/2045 740 810
6.30%, 04/15/2040 30 37
$ 23,864
Private Equity - 0.01%
Brookfield Asset Management Inc
4.00%, 01/15/2025 300 331
Regional Authority - 0.28%
Province of Alberta Canada
3.30%, 03/15/2028 700 802
Province of British Columbia Canada
2.00%, 10/23/2022 500 513
2.65%, 09/22/2021 400 410
6.50%, 01/15/2026 45 58
Province of Manitoba Canada
2.60%, 04/16/2024 1,000 1,057
3.05%, 05/14/2024 30 32
Province of Ontario Canada
1.75%, 01/24/2023 315 321
2.00%, 10/02/2029 700 737
2.50%, 09/10/2021 500 510
3.20%, 05/16/2024 865 938
3.40%, 10/17/2023 210 227
Province of Quebec Canada
1.50%, 02/11/2025 440 449
2.75%, 08/25/2021 540 553
2.88%, 10/16/2024 500 540
7.50%, 09/15/2029 36 55
$ 7,202
REITs - 0.80%
Alexandria Real Estate Equities Inc
2.75%, 12/15/2029 70 73
3.38%, 08/15/2031 420 467
3.90%, 06/15/2023 750 799
4.00%, 02/01/2050 70 85
American Campus Communities Operating
Partnership LP
2.85%, 02/01/2030 160 167
American Tower Corp
2.90%, 01/15/2030 155 159
3.38%, 10/15/2026 670 721
3.50%, 01/31/2023 75 79
3.70%, 10/15/2049 145 155
4.70%, 03/15/2022 50 53
AvalonBay Communities Inc
2.30%, 03/01/2030 155 158
4.15%, 07/01/2047 300 374
Boston Properties LP
2.75%, 10/01/2026 350 370
2.90%, 03/15/2030 485 513
3.65%, 02/01/2026 375 411
Brixmor Operating Partnership LP
3.65%, 06/15/2024 400 430
Crown Castle International Corp
3.10%, 11/15/2029 125 132
3.20%, 09/01/2024 75 79
3.70%, 06/15/2026 510 554
4.00%, 11/15/2049 95 107
5.25%, 01/15/2023 500 549
CubeSmart LP
4.38%, 12/15/2023 30 33

Schedule of Investments
Bond Market Index Fund
February 29, 2020 (unaudited)
See accompanying notes.
82
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Duke Realty LP
2.88%, 11/15/2029 $ 75 $ 80
3.75%, 12/01/2024 300 327
3.88%, 10/15/2022 530 559
Equinix Inc
2.63%, 11/18/2024 150 153
3.20%, 11/18/2029 130 136
5.38%, 05/15/2027 175 188
ERP Operating LP
2.50%, 02/15/2030 305 315
Essex Portfolio LP
3.00%, 01/15/2030 140 149
4.00%, 03/01/2029 300 342
Federal Realty Investment Trust
4.50%, 12/01/2044 300 376
GLP Capital LP / GLP Financing II Inc
4.00%, 01/15/2030 140 149
5.25%, 06/01/2025 400 448
Healthpeak Properties Inc
3.00%, 01/15/2030 240 253
3.88%, 08/15/2024 200 218
4.20%, 03/01/2024 200 218
4.25%, 11/15/2023 75 82
Highwoods Realty LP
3.20%, 06/15/2021 30 30
Kimco Realty Corp
2.70%, 03/01/2024 300 309
3.20%, 05/01/2021 750 763
3.70%, 10/01/2049 30 32
Liberty Property LP
3.38%, 06/15/2023 40 43
Mid-America Apartments LP
3.60%, 06/01/2027 500 546
National Retail Properties Inc
3.60%, 12/15/2026 300 329
4.80%, 10/15/2048 200 265
Office Properties Income Trust
4.00%, 07/15/2022 300 311
Omega Healthcare Investors Inc
4.75%, 01/15/2028 400 450
4.95%, 04/01/2024 30 33
Prologis LP
2.13%, 04/15/2027 240 242
2.25%, 04/15/2030 260 261
3.00%, 04/15/2050 180 184
Realty Income Corp
3.25%, 10/15/2022 500 523
4.13%, 10/15/2026 20 23
Service Properties Trust
4.50%, 06/15/2023 500 528
4.65%, 03/15/2024 40 42
4.75%, 10/01/2026 140 152
Simon Property Group LP
2.00%, 09/13/2024 150 152
2.45%, 09/13/2029 275 280
2.75%, 02/01/2023 250 258
3.25%, 09/13/2049 340 356
4.75%, 03/15/2042 164 206
UDR Inc
3.20%, 01/15/2030 145 153
4.00%, 10/01/2025 200 223
Ventas Realty LP
3.00%, 01/15/2030 260 270
3.75%, 05/01/2024 500 538
4.88%, 04/15/2049 300 388
5.70%, 09/30/2043 225 311
VEREIT Operating Partnership LP
3.10%, 12/15/2029 365 378
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Welltower Inc
3.63%, 03/15/2024 $ 120 $ 129
4.00%, 06/01/2025 75 83
4.13%, 03/15/2029 300 344
4.25%, 04/15/2028 400 457
Weyerhaeuser Co
7.38%, 03/15/2032 530 770
$ 20,823
Retail - 0.71%
AutoZone Inc
3.13%, 04/21/2026 500 535
3.75%, 06/01/2027 300 334
Costco Wholesale Corp
2.15%, 05/18/2021 600 605
2.30%, 05/18/2022 200 205
3.00%, 05/18/2027 300 326
Dollar Tree Inc
4.20%, 05/15/2028 130 145
Home Depot Inc/The
2.00%, 04/01/2021 500 504
2.70%, 04/01/2023 50 52
2.95%, 06/15/2029 60 65
3.13%, 12/15/2049 235 250
3.75%, 02/15/2024 500 546
3.90%, 06/15/2047 800 976
4.25%, 04/01/2046 670 843
5.88%, 12/16/2036 330 477
Kohl's Corp
4.25%, 07/17/2025 300 324
Lowe's Cos Inc
2.50%, 04/15/2026 90 93
3.10%, 05/03/2027 160 173
3.38%, 09/15/2025 50 54
3.65%, 04/05/2029 135 150
3.70%, 04/15/2046 20 21
4.05%, 05/03/2047 650 732
4.38%, 09/15/2045 500 585
4.55%, 04/05/2049 135 165
McDonald's Corp
2.63%, 09/01/2029 140 145
3.25%, 06/10/2024 175 188
3.63%, 05/20/2021 750 769
3.63%, 09/01/2049 520 565
3.70%, 01/30/2026 150 165
3.70%, 02/15/2042 300 327
4.88%, 12/09/2045 340 440
Nordstrom Inc
5.00%, 01/15/2044 300 303
O'Reilly Automotive Inc
3.55%, 03/15/2026 500 545
Starbucks Corp
3.55%, 08/15/2029 305 342
4.45%, 08/15/2049 300 364
Target Corp
2.35%, 02/15/2030 320 329
3.63%, 04/15/2046 300 344
3.90%, 11/15/2047 60 72
Walgreens Boots Alliance Inc
4.80%, 11/18/2044 630 657
Walmart Inc
2.35%, 12/15/2022 220 227
2.85%, 07/08/2024 225 239
2.95%, 09/24/2049 1,550 1,664
3.05%, 07/08/2026 600 651
3.25%, 07/08/2029 155 173
3.30%, 04/22/2024 550 592
3.40%, 06/26/2023 385 411
3.70%, 06/26/2028 255 290

Schedule of Investments
Bond Market Index Fund
February 29, 2020 (unaudited)
See accompanying notes.
83
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Walmart Inc   (continued)
3.95%, 06/28/2038 $ 195 $ 238
5.25%, 09/01/2035 40 56
5.63%, 04/01/2040 40 59
5.63%, 04/15/2041 60 90
$ 18,405
Semiconductors - 0.43%
Applied Materials Inc
4.35%, 04/01/2047 45 59
5.85%, 06/15/2041 500 746
Broadcom Corp / Broadcom Cayman Finance Ltd
3.00%, 01/15/2022 1,200 1,223
3.88%, 01/15/2027 650 679
Broadcom Inc
3.63%, 10/15/2024
(g)
415 437
4.75%, 04/15/2029
(g)
355 397
Intel Corp
2.45%, 11/15/2029 300 312
2.60%, 05/19/2026 775 811
2.88%, 05/11/2024 105 110
3.15%, 05/11/2027 150 163
3.25%, 11/15/2049 305 333
3.30%, 10/01/2021 550 567
3.73%, 12/08/2047 105 124
4.90%, 07/29/2045 600 808
KLA Corp
4.10%, 03/15/2029 300 342
Micron Technology Inc
4.19%, 02/15/2027 405 438
4.64%, 02/06/2024 300 328
4.66%, 02/15/2030 405 447
NVIDIA Corp
2.20%, 09/16/2021 300 304
3.20%, 09/16/2026 500 545
QUALCOMM Inc
2.60%, 01/30/2023 310 320
3.25%, 05/20/2027 420 453
3.45%, 05/20/2025 215 234
4.65%, 05/20/2035 195 243
4.80%, 05/20/2045 110 140
Texas Instruments Inc
2.25%, 05/01/2023 400 410
4.15%, 05/15/2048 165 209
$ 11,182
Software - 0.73%
Adobe Inc
1.90%, 02/01/2025 310 318
2.30%, 02/01/2030 155 159
Fiserv Inc
3.50%, 10/01/2022 30 31
3.50%, 07/01/2029 300 329
3.85%, 06/01/2025 2,205 2,416
Microsoft Corp
1.55%, 08/08/2021 35 35
2.38%, 02/12/2022 750 767
2.40%, 02/06/2022 965 987
2.40%, 08/08/2026 560 589
3.13%, 11/03/2025 270 294
3.30%, 02/06/2027 140 155
3.45%, 08/08/2036 640 739
3.50%, 02/12/2035 700 814
3.63%, 12/15/2023 550 595
3.70%, 08/08/2046 1,475 1,791
3.95%, 08/08/2056 170 216
4.00%, 02/12/2055 120 152
4.10%, 02/06/2037 280 347
4.20%, 11/03/2035 360 450
4.45%, 11/03/2045 207 277
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Oracle Corp
1.90%, 09/15/2021 $ 80 $ 81
2.40%, 09/15/2023 75 77
2.50%, 10/15/2022 75 77
2.63%, 02/15/2023 370 383
2.65%, 07/15/2026 930 982
2.80%, 07/08/2021 500 511
2.95%, 11/15/2024 85 90
2.95%, 05/15/2025 105 111
3.25%, 11/15/2027 375 412
3.40%, 07/08/2024 550 590
3.80%, 11/15/2037 485 561
3.85%, 07/15/2036 2,000 2,317
3.90%, 05/15/2035 130 152
4.00%, 11/15/2047 75 91
4.30%, 07/08/2034 75 92
4.38%, 05/15/2055 150 191
4.50%, 07/08/2044 50 64
5.38%, 07/15/2040 550 756
6.13%, 07/08/2039 60 90
$ 19,089
Sovereign - 1.54%
Canada Government International Bond
1.63%, 01/22/2025 360 370
2.63%, 01/25/2022 500 515
Chile Government International Bond
2.55%, 01/27/2032 200 203
3.86%, 06/21/2047 500 579
Colombia Government International Bond
2.63%, 03/15/2023 500 507
3.00%, 01/30/2030 315 318
3.88%, 04/25/2027 500 537
5.00%, 06/15/2045 750 906
5.20%, 05/15/2049 400 503
5.63%, 02/26/2044 500 643
7.38%, 09/18/2037 220 324
10.38%, 01/28/2033 100 165
Export Development Canada
1.38%, 02/24/2023
(a)
250 253
2.00%, 05/17/2022 1,000 1,022
2.63%, 02/21/2024 300 319
Export-Import Bank of Korea
1.88%, 10/21/2021 350 352
3.25%, 11/10/2025 1,000 1,094
5.00%, 04/11/2022 500 537
Hungary Government International Bond
5.38%, 03/25/2024 650 737
6.38%, 03/29/2021 500 523
Indonesia Government International Bond
2.85%, 02/14/2030 250 252
3.70%, 10/30/2049 200 205
4.35%, 01/11/2048 600 676
4.75%, 02/11/2029 300 345
Israel Government AID Bond
5.50%, 09/18/2023 65 75
5.50%, 04/26/2024 65 76
5.50%, 09/18/2033 110 162
Israel Government International Bond
4.00%, 06/30/2022 850 892
Japan Bank for International Cooperation
1.63%, 10/17/2022 200 202
1.75%, 01/23/2023 1,000 1,018
1.88%, 07/21/2026 664 686
2.13%, 02/10/2025 2,300 2,394
2.38%, 04/20/2026 500 532
3.00%, 05/29/2024 300 322

Schedule of Investments
Bond Market Index Fund
February 29, 2020 (unaudited)
See accompanying notes.
84
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Korea International Bond
2.75%, 01/19/2027 $ 250 $ 269
3.88%, 09/20/2048 500 686
Mexico Government International Bond
3.25%, 04/16/2030 200 206
3.63%, 03/15/2022 570 591
3.75%, 01/11/2028 225 241
4.13%, 01/21/2026 500 547
4.50%, 04/22/2029 500 565
4.50%, 01/31/2050 200 227
4.60%, 01/23/2046 500 565
4.60%, 02/10/2048 300 343
4.75%, 03/08/2044 610 706
5.75%, 10/12/2110 500 630
6.05%, 01/11/2040 500 671
6.75%, 09/27/2034 500 724
Panama Government International Bond
3.16%, 01/23/2030 200 211
3.75%, 03/16/2025 950 1,019
4.50%, 05/15/2047 500 623
4.50%, 04/16/2050 200 249
Peruvian Government International Bond
5.63%, 11/18/2050 400 617
8.75%, 11/21/2033 350 591
Philippine Government International Bond
3.00%, 02/01/2028 300 320
3.70%, 03/01/2041 900 1,069
7.75%, 01/14/2031 740 1,121
10.63%, 03/16/2025 600 847
Republic of Italy Government International Bond
2.38%, 10/17/2024 200 201
2.88%, 10/17/2029 200 200
5.38%, 06/15/2033 850 1,055
6.88%, 09/27/2023 350 408
Republic of Poland Government International
Bond
5.00%, 03/23/2022 500 533
5.13%, 04/21/2021 580 602
State of Israel
2.50%, 01/15/2030 400 415
3.38%, 01/15/2050 400 436
Tennessee Valley Authority
3.50%, 12/15/2042 100 125
4.25%, 09/15/2065 150 228
4.63%, 09/15/2060 300 481
5.25%, 09/15/2039 250 375
5.38%, 04/01/2056 61 107
5.88%, 04/01/2036 525 811
6.75%, 11/01/2025 57 75
Tunisia Government AID Bonds
1.42%, 08/05/2021 250 248
Ukraine Government AID Bonds
1.47%, 09/29/2021 250 251
Uruguay Government International Bond
4.13%, 11/20/2045 386 436
4.38%, 10/27/2027 360 404
5.10%, 06/18/2050 200 252
7.63%, 03/21/2036 400 617
$ 40,142
Supranational Bank - 1.51%
African Development Bank
2.38%, 09/23/2021 515 526
3.00%, 09/20/2023 600 642
Asian Development Bank
1.75%, 06/08/2021 3,000 3,024
1.75%, 09/13/2022 750 765
1.75%, 09/19/2029
(a)
750 786
2.13%, 11/24/2021
(a)
800 815
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
Asian Development Bank   (continued)
2.13%, 03/19/2025 $ 300 $ 316
2.38%, 08/10/2027 500 543
2.75%, 03/17/2023 670 706
2.75%, 01/19/2028 130 146
5.82%, 06/16/2028 39 52
Corp Andina de Fomento
3.25%, 02/11/2022 1,000 1,031
4.38%, 06/15/2022 559 594
Council Of Europe Development Bank
1.38%, 02/27/2025 310 315
European Bank for Reconstruction &
Development
1.63%, 09/27/2024 350 360
1.88%, 02/23/2022 500 508
European Investment Bank
1.63%, 03/14/2025 315 324
1.88%, 02/10/2025 250 260
2.00%, 03/15/2021 2,295 2,316
2.25%, 03/15/2022 500 513
2.25%, 06/24/2024 2,440 2,569
2.38%, 05/24/2027 650 707
2.50%, 04/15/2021 650 660
2.50%, 03/15/2023 440 460
2.63%, 05/20/2022 1,000 1,037
2.88%, 12/15/2021 600 620
4.88%, 02/15/2036 500 726
FMS Wertmanagement
2.00%, 08/01/2022 800 819
2.75%, 01/30/2024 1,310 1,395
Inter-American Development Bank
1.75%, 03/14/2025 580 600
2.13%, 01/18/2022 500 511
2.13%, 01/15/2025 500 526
2.38%, 07/07/2027 750 816
2.50%, 01/18/2023 1,830 1,909
2.63%, 04/19/2021 500 509
3.13%, 09/18/2028 300 347
4.38%, 01/24/2044 50 74
International Bank for Reconstruction &
Development
1.38%, 05/24/2021 345 346
1.38%, 09/20/2021 320 322
1.63%, 01/15/2025 470 483
1.75%, 10/23/2029 720 753
1.88%, 10/07/2022 4,125 4,220
2.25%, 06/24/2021 750 761
2.50%, 07/29/2025 270 291
3.00%, 09/27/2023 300 321
7.63%, 01/19/2023 933 1,107
International Finance Corp
2.13%, 04/07/2026 1,000 1,062
Nordic Investment Bank
1.38%, 10/17/2022 800 808
$ 39,301
Telecommunications - 1.21%
America Movil SAB de CV
3.63%, 04/22/2029 735 814
6.13%, 03/30/2040 450 655
AT&T Inc
2.95%, 07/15/2026 580 609
3.00%, 06/30/2022 90 93
3.20%, 03/01/2022 265 273
3.55%, 06/01/2024 500 533
3.90%, 03/11/2024 500 543
3.95%, 01/15/2025 500 546
4.10%, 02/15/2028 575 645
4.13%, 02/17/2026 350 389

Schedule of Investments
Bond Market Index Fund
February 29, 2020 (unaudited)
See accompanying notes.
85
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
AT&T Inc   (continued)
4.30%, 02/15/2030 $ 937 $ 1,073
4.35%, 03/01/2029 500 570
4.35%, 06/15/2045 1,025 1,155
4.50%, 05/15/2035 1,100 1,281
4.50%, 03/09/2048 985 1,129
4.55%, 03/09/2049 500 579
4.75%, 05/15/2046 90 106
4.85%, 03/01/2039 900 1,080
4.85%, 07/15/2045 500 584
5.15%, 11/15/2046 405 501
5.25%, 03/01/2037 75 93
5.35%, 09/01/2040 54 69
5.55%, 08/15/2041 75 97
6.38%, 03/01/2041 75 102
British Telecommunications PLC
9.62%, 12/15/2030 600 951
Cisco Systems Inc
1.85%, 09/20/2021 750 755
2.50%, 09/20/2026 845 893
2.95%, 02/28/2026 300 323
5.50%, 01/15/2040 60 87
Deutsche Telekom International Finance BV
8.75%, 06/15/2030 765 1,159
Juniper Networks Inc
4.35%, 06/15/2025 200 223
Orange SA
4.13%, 09/14/2021 30 31
5.38%, 01/13/2042 30 42
9.00%, 03/01/2031 500 801
Rogers Communications Inc
3.70%, 11/15/2049 190 207
5.00%, 03/15/2044 200 258
7.50%, 08/15/2038 250 391
Telefonica Emisiones SA
5.21%, 03/08/2047 500 614
7.05%, 06/20/2036 530 764
Telefonica Europe BV
8.25%, 09/15/2030 350 517
Verizon Communications Inc
2.63%, 08/15/2026 500 525
2.95%, 03/15/2022 358 369
3.13%, 03/16/2022 255 264
3.50%, 11/01/2024 1,000 1,083
3.85%, 11/01/2042 90 102
3.88%, 02/08/2029 880 1,007
4.33%, 09/21/2028 60 71
4.40%, 11/01/2034 580 709
4.52%, 09/15/2048 631 816
4.67%, 03/15/2055 568 757
4.81%, 03/15/2039 75 96
4.86%, 08/21/2046 500 660
5.15%, 09/15/2023 1,000 1,125
5.25%, 03/16/2037 75 100
Vodafone Group PLC
3.75%, 01/16/2024 75 81
4.13%, 05/30/2025 75 84
4.25%, 09/17/2050 250 275
4.38%, 05/30/2028 375 431
5.00%, 05/30/2038 80 98
5.25%, 05/30/2048 815 1,027
6.15%, 02/27/2037 240 333
$ 31,548
Transportation - 0.57%
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050 155 175
3.65%, 09/01/2025 500 550
4.15%, 04/01/2045 200 240
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Burlington Northern Santa Fe LLC   (continued)
4.40%, 03/15/2042 $ 30 $ 37
4.55%, 09/01/2044 400 496
4.90%, 04/01/2044 795 1,051
5.40%, 06/01/2041 400 549
Canadian National Railway Co
2.85%, 12/15/2021 500 512
Canadian Pacific Railway Co
2.90%, 02/01/2025 500 534
6.13%, 09/15/2115 75 121
CSX Corp
2.40%, 02/15/2030 60 61
2.60%, 11/01/2026 350 369
3.35%, 09/15/2049 60 63
3.40%, 08/01/2024 600 642
3.80%, 03/01/2028 75 84
4.30%, 03/01/2048 200 242
4.75%, 05/30/2042 720 901
FedEx Corp
3.10%, 08/05/2029 750 784
3.88%, 08/01/2042 30 30
4.00%, 01/15/2024 250 270
4.55%, 04/01/2046 500 548
Norfolk Southern Corp
2.55%, 11/01/2029 150 157
3.00%, 04/01/2022 500 514
3.25%, 12/01/2021 40 41
3.94%, 11/01/2047 192 224
4.15%, 02/28/2048 500 613
4.84%, 10/01/2041 30 39
Ryder System Inc
2.50%, 09/01/2024 65 67
2.90%, 12/01/2026 150 159
Union Pacific Corp
2.15%, 02/05/2027 775 790
3.55%, 08/15/2039 435 476
3.80%, 10/01/2051 365 411
3.84%, 03/20/2060
(g)
220 242
3.95%, 09/10/2028 140 159
4.10%, 09/15/2067 560 645
4.16%, 07/15/2022 575 608
4.30%, 03/01/2049 90 109
United Parcel Service Inc
2.20%, 09/01/2024 300 310
2.50%, 09/01/2029 125 130
3.40%, 09/01/2049 180 189
3.63%, 10/01/2042 500 546
4.88%, 11/15/2040 30 38
$ 14,726
Water - 0.04%
American Water Capital Corp
3.75%, 09/01/2047 140 159
4.15%, 06/01/2049 670 811
6.59%, 10/15/2037 13 20
$ 990
TOTAL BONDS $ 825,658
MUNICIPAL BONDS - 0.62%
Principal
Amount (000's) Value (000's)
California - 0.19%
Bay Area Toll Authority
6.26%, 04/01/2049 $ 175 $ 301
6.91%, 10/01/2050 250 467
California State University
2.98%, 11/01/2051 155 164
East Bay Municipal Utility District Water System
Revenue
5.87%, 06/01/2040 20 30

Schedule of Investments
Bond Market Index Fund
February 29, 2020 (unaudited)
See accompanying notes.
86
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Los Angeles Department of Water & Power Power
System Revenue
6.57%, 07/01/2045 $ 250 $ 431
Los Angeles Unified School District/CA
5.76%, 07/01/2029 900 1,158
Regents of the University of California Medical
Center Pooled Revenue
6.55%, 05/15/2048 20 32
State of California
3.50%, 04/01/2028 115 131
7.30%, 10/01/2039 300 486
7.70%, 11/01/2030 500 521
University of California
3.06%, 07/01/2025 400 436
5.77%, 05/15/2043 530 781
$ 4,938
Colorado - 0.01%
Regional Transportation District Sales Tax
Revenue
5.84%, 11/01/2050 250 415
Connecticut - 0.03%
State of Connecticut
5.85%, 03/15/2032 530 735
Georgia - 0.02%
Municipal Electric Authority of Georgia
6.64%, 04/01/2057 338 509
Illinois - 0.07%
Chicago Transit Authority
6.20%, 12/01/2040 30 43
6.90%, 12/01/2040 300 439
State of Illinois
4.95%, 06/01/2023 74 79
5.10%, 06/01/2033 1,000 1,170
$ 1,731
New Jersey - 0.07%
New Jersey Economic Development
Authority (credit support from Assured Guaranty
Municipal Corp )
0.00%, 02/15/2023
(f),(i)
50 48
New Jersey Economic Development
Authority (credit support from National Public
Finance Guarantee Corp )
7.43%, 02/15/2029
(i)
450 588
New Jersey Transportation Trust Fund Authority
6.56%, 12/15/2040 146 218
New Jersey Turnpike Authority
7.41%, 01/01/2040 500 868
$ 1,722
New York - 0.13%
City of New York NY
6.27%, 12/01/2037 500 757
New York City Water & Sewer System
5.72%, 06/15/2042 280 447
5.95%, 06/15/2042 250 407
New York State Urban Development Corp
5.77%, 03/15/2039 465 594
Port Authority of New York & New Jersey
4.46%, 10/01/2062 500 683
5.65%, 11/01/2040 400 596
$ 3,484
Ohio - 0.04%
American Municipal Power Inc
7.83%, 02/15/2041 300 514
Ohio State University/The
3.80%, 12/01/2046 350 441
4.91%, 06/01/2040 50 70
$ 1,025
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Texas - 0.05%
City of Houston TX
6.29%, 03/01/2032 $ 465 $ 584
Dallas Area Rapid Transit
5.02%, 12/01/2048 30 45
State of Texas
4.68%, 04/01/2040 160 219
5.52%, 04/01/2039 300 452
$ 1,300
Wisconsin - 0.01%
State of Wisconsin (credit support from Assured
Guaranty Municipal Corp )
5.70%, 05/01/2026
(i)
320 373
TOTAL MUNICIPAL BONDS $ 16,232
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 64.85%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 3.83%
2.00%, 09/01/2031 $ 147 $ 150
2.00%, 12/01/2031 198 203
2.50%, 08/01/2028 152 156
2.50%, 09/01/2029 354 365
2.50%, 12/01/2029 457 471
2.50%, 01/01/2030 473 488
2.50%, 09/01/2030 1,090 1,124
2.50%, 01/01/2031 238 245
2.50%, 01/01/2031 413 426
2.50%, 02/01/2031 413 427
2.50%, 04/01/2031 135 139
2.50%, 12/01/2031 638 658
2.50%, 01/01/2032 669 690
2.50%, 03/01/2032 203 210
2.50%, 11/01/2032 274 283
2.50%, 03/01/2033 245 253
2.50%, 04/01/2033 233 240
2.50%, 05/01/2033 599 618
2.50%, 06/01/2033 422 436
2.50%, 11/01/2036 144 149
3.00%, 11/01/2028 310 323
3.00%, 04/01/2029 281 292
3.00%, 09/01/2029 262 272
3.00%, 10/01/2029 384 398
3.00%, 11/01/2029 174 180
3.00%, 01/01/2030 151 157
3.00%, 04/01/2030 99 103
3.00%, 11/01/2030 144 150
3.00%, 01/01/2031 498 518
3.00%, 03/01/2031 101 105
3.00%, 04/01/2031 399 414
3.00%, 05/01/2032 420 440
3.00%, 12/01/2032 211 220
3.00%, 02/01/2033 162 169
3.00%, 03/01/2033 234 244
3.00%, 04/01/2033 58 60
3.00%, 07/01/2033 357 371
3.00%, 09/01/2033 152 158
3.00%, 10/01/2033 207 215
3.00%, 09/01/2034 290 303
3.00%, 10/01/2034 207 216
3.00%, 12/01/2034 65 68
3.00%, 04/01/2035 171 178
3.00%, 06/01/2035 241 252
3.00%, 04/01/2036 161 168
3.00%, 04/01/2036 117 122
3.00%, 09/01/2036 203 211
3.00%, 09/01/2036 96 101
3.00%, 11/01/2036 69 72
3.00%, 02/01/2037 208 217
3.00%, 04/01/2038 198 206
3.00%, 09/01/2042 1,473 1,542

Schedule of Investments
Bond Market Index Fund
February 29, 2020 (unaudited)
See accompanying notes.
87
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 10/01/2042 $ 355 $ 372
3.00%, 11/01/2042 590 617
3.00%, 01/01/2043 106 111
3.00%, 02/01/2043 568 595
3.00%, 04/01/2043 956 1,000
3.00%, 07/01/2043 124 130
3.00%, 08/01/2043 955 999
3.00%, 08/01/2043 768 802
3.00%, 09/01/2043 164 172
3.00%, 10/01/2043 126 132
3.00%, 12/01/2044 443 464
3.00%, 01/01/2045 114 119
3.00%, 03/01/2045 270 283
3.00%, 04/01/2045 812 849
3.00%, 06/01/2045 528 553
3.00%, 08/01/2045 848 888
3.00%, 12/01/2045 1,001 1,047
3.00%, 01/01/2046 97 101
3.00%, 03/01/2046 603 631
3.00%, 04/01/2046 1,102 1,153
3.00%, 04/01/2046 327 342
3.00%, 06/01/2046 893 934
3.00%, 06/01/2046 349 365
3.00%, 07/01/2046 377 394
3.00%, 09/01/2046 912 955
3.00%, 10/01/2046 96 100
3.00%, 10/01/2046 216 226
3.00%, 11/01/2046 1,012 1,057
3.00%, 11/01/2046 824 861
3.00%, 11/01/2046 437 457
3.00%, 11/01/2046 366 382
3.00%, 12/01/2046 995 1,039
3.00%, 12/01/2046 953 995
3.00%, 01/01/2047 539 563
3.00%, 02/01/2047 381 398
3.00%, 03/01/2047 301 314
3.00%, 04/01/2047 870 908
3.00%, 09/01/2047 350 363
3.00%, 10/01/2047 517 536
3.00%, 01/01/2048 453 469
3.50%, 12/01/2031 266 280
3.50%, 09/01/2033 274 288
3.50%, 05/01/2034 98 104
3.50%, 05/01/2034 280 296
3.50%, 11/01/2034 117 123
3.50%, 01/01/2035 238 251
3.50%, 06/01/2035 204 216
3.50%, 03/01/2037 436 459
3.50%, 04/01/2037 103 108
3.50%, 06/01/2037 219 231
3.50%, 06/01/2042 180 191
3.50%, 06/01/2042 665 708
3.50%, 06/01/2042 822 875
3.50%, 07/01/2042 1,813 1,932
3.50%, 10/01/2042 921 980
3.50%, 08/01/2043 339 361
3.50%, 01/01/2044 426 452
3.50%, 01/01/2045 573 609
3.50%, 02/01/2045 162 171
3.50%, 03/01/2045 793 839
3.50%, 03/01/2045 405 428
3.50%, 06/01/2045 428 453
3.50%, 07/01/2045 416 440
3.50%, 08/01/2045 274 290
3.50%, 09/01/2045 400 423
3.50%, 09/01/2045 551 583
3.50%, 10/01/2045 51 54
3.50%, 12/01/2045 1,064 1,127
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.50%, 01/01/2046 $ 950 $ 1,006
3.50%, 03/01/2046 653 691
3.50%, 03/01/2046 2,066 2,186
3.50%, 04/01/2046 1,049 1,109
3.50%, 05/01/2046 639 676
3.50%, 05/01/2046 714 754
3.50%, 06/01/2046 570 604
3.50%, 08/01/2046 274 289
3.50%, 09/01/2046 472 491
3.50%, 04/01/2047 690 728
3.50%, 11/01/2047 1,292 1,359
3.50%, 11/01/2047 834 880
3.50%, 12/01/2047 569 601
3.50%, 12/01/2047 1,116 1,178
3.50%, 12/01/2047 521 549
3.50%, 12/01/2047 1,252 1,326
3.50%, 01/01/2048 1,261 1,328
3.50%, 03/01/2048 1,027 1,081
3.50%, 08/01/2048 709 739
4.00%, 12/01/2024 111 117
4.00%, 12/01/2030 25 26
4.00%, 11/01/2033 171 185
4.00%, 07/01/2034 118 127
4.00%, 04/01/2038 280 299
4.00%, 12/01/2040 242 263
4.00%, 02/01/2044 221 240
4.00%, 04/01/2044 304 329
4.00%, 05/01/2044 127 138
4.00%, 06/01/2044 220 238
4.00%, 07/01/2044 405 439
4.00%, 09/01/2044 135 146
4.00%, 11/01/2044 404 437
4.00%, 12/01/2044 1,572 1,703
4.00%, 01/01/2045 397 429
4.00%, 04/01/2045 59 64
4.00%, 05/01/2045 215 232
4.00%, 07/01/2045 305 329
4.00%, 08/01/2045 554 598
4.00%, 09/01/2045 1,438 1,551
4.00%, 10/01/2045 110 118
4.00%, 10/01/2045 792 854
4.00%, 11/01/2045 90 97
4.00%, 12/01/2045 107 115
4.00%, 02/01/2046 159 170
4.00%, 05/01/2046 232 250
4.00%, 03/01/2047 425 454
4.00%, 10/01/2047 812 868
4.00%, 12/01/2047 1,021 1,089
4.00%, 07/01/2048 816 865
4.00%, 11/01/2048 406 429
4.50%, 10/01/2030 106 115
4.50%, 05/01/2031 12 13
4.50%, 10/01/2039 418 461
4.50%, 02/01/2041 235 259
4.50%, 03/01/2041 324 357
4.50%, 09/01/2043 140 153
4.50%, 11/01/2043 317 347
4.50%, 12/01/2043 215 235
4.50%, 03/01/2044 445 486
4.50%, 04/01/2044 201 220
4.50%, 09/01/2044 293 320
4.50%, 10/01/2044 109 117
4.50%, 02/01/2047 99 108
4.50%, 03/01/2047 178 194
4.50%, 07/01/2047 150 163
4.50%, 11/01/2047 36 39
4.50%, 05/01/2048 395 424
4.50%, 07/01/2048 189 202

Schedule of Investments
Bond Market Index Fund
February 29, 2020 (unaudited)
See accompanying notes.
88
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.50%, 05/01/2049 $ 7,774 $ 8,326
5.00%, 11/01/2035 89 101
5.00%, 12/01/2036 240 272
5.00%, 08/01/2039 116 129
5.00%, 11/01/2039 321 362
5.00%, 03/01/2041 99 112
5.00%, 12/01/2041 127 141
5.00%, 02/01/2042 522 584
5.00%, 04/01/2044 132 148
5.00%, 02/01/2048 190 206
5.00%, 06/01/2048 207 225
5.00%, 07/01/2048 105 114
5.50%, 06/01/2034 104 116
5.50%, 07/01/2038 114 130
5.50%, 07/01/2038 127 147
5.50%, 12/01/2038 240 275
5.50%, 10/01/2039 348 397
5.50%, 06/01/2041 143 165
6.00%, 04/01/2023 1 1
6.00%, 04/01/2038 356 416
6.00%, 11/01/2038 124 141
$ 99,619
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 14.19%
2.00%, 09/01/2029 361 369
2.00%, 05/01/2030 152 156
2.00%, 12/01/2031 268 273
2.00%, 02/01/2032 159 163
2.50%, 01/01/2028 142 146
2.50%, 07/01/2028 372 383
2.50%, 07/01/2028 133 138
2.50%, 11/01/2028 451 466
2.50%, 09/01/2029 301 310
2.50%, 02/01/2030 104 107
2.50%, 03/01/2030 330 340
2.50%, 05/01/2030 339 350
2.50%, 07/01/2030 136 141
2.50%, 08/01/2030 358 369
2.50%, 08/01/2030 429 442
2.50%, 12/01/2030 423 436
2.50%, 03/01/2031 100 103
2.50%, 03/01/2031 371 381
2.50%, 03/01/2031 530 547
2.50%, 05/01/2031 195 201
2.50%, 07/01/2031 457 472
2.50%, 11/01/2031 2,297 2,369
2.50%, 11/01/2031 652 673
2.50%, 12/01/2031 133 137
2.50%, 01/01/2032 193 200
2.50%, 01/01/2032 335 346
2.50%, 02/01/2032 184 190
2.50%, 03/01/2032 207 213
2.50%, 09/01/2032 183 189
2.50%, 12/01/2032 425 438
2.50%, 01/01/2033 573 591
2.50%, 04/01/2033 1,684 1,737
2.50%, 07/01/2033 18 18
2.50%, 10/01/2034 2,915 2,995
2.50%, 02/01/2035 2,325 2,388
2.50%, 10/01/2036 72 75
2.50%, 10/01/2036 208 216
2.50%, 12/01/2036 188 194
2.50%, 01/01/2043 141 144
2.50%, 05/01/2043 179 183
2.50%, 10/01/2043 139 143
2.50%, 08/01/2046 138 142
2.50%, 12/01/2046 180 185
2.50%, 12/01/2046 185 190
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 03/01/2050
(j)
$ 8,500 $ 8,673
3.00%, 12/01/2020 1 1
3.00%, 04/01/2027 119 123
3.00%, 01/01/2029 101 106
3.00%, 02/01/2029 88 91
3.00%, 12/01/2029 95 98
3.00%, 12/01/2029 203 211
3.00%, 01/01/2030 98 102
3.00%, 01/01/2030 542 562
3.00%, 01/01/2030 459 476
3.00%, 06/01/2030 348 361
3.00%, 07/01/2030 628 652
3.00%, 09/01/2030 114 119
3.00%, 10/01/2030 504 523
3.00%, 11/01/2030 496 516
3.00%, 12/01/2030 441 459
3.00%, 12/01/2030 94 98
3.00%, 02/01/2031 378 393
3.00%, 03/01/2031 268 278
3.00%, 04/01/2031 114 119
3.00%, 09/01/2031 550 572
3.00%, 12/01/2031 234 243
3.00%, 08/01/2032 504 524
3.00%, 09/01/2032 139 145
3.00%, 01/01/2033 55 58
3.00%, 04/01/2033 55 57
3.00%, 07/01/2033 227 236
3.00%, 02/01/2034 170 176
3.00%, 08/01/2034 577 605
3.00%, 09/01/2034 390 408
3.00%, 11/01/2034 303 317
3.00%, 12/01/2034 3,428 3,558
3.00%, 12/01/2034 144 151
3.00%, 02/01/2035 214 224
3.00%, 02/01/2035 127 133
3.00%, 03/01/2035
(j)
7,900 8,183
3.00%, 05/01/2035 649 677
3.00%, 06/01/2035 371 387
3.00%, 11/01/2035 157 163
3.00%, 02/01/2036 166 173
3.00%, 07/01/2036 274 286
3.00%, 12/01/2036 301 314
3.00%, 12/01/2036 191 199
3.00%, 12/01/2036 330 345
3.00%, 02/01/2037 306 319
3.00%, 11/01/2039 1,960 2,036
3.00%, 04/01/2042 160 168
3.00%, 11/01/2042 720 760
3.00%, 11/01/2042 605 634
3.00%, 12/01/2042 1,562 1,640
3.00%, 04/01/2043 630 659
3.00%, 04/01/2043 164 171
3.00%, 04/01/2043 16 17
3.00%, 04/01/2043 342 358
3.00%, 04/01/2043 638 668
3.00%, 05/01/2043 496 519
3.00%, 05/01/2043 295 308
3.00%, 05/01/2043 153 160
3.00%, 05/01/2043 611 642
3.00%, 05/01/2043 1,157 1,211
3.00%, 06/01/2043 731 762
3.00%, 06/01/2043 522 546
3.00%, 06/01/2043 177 185
3.00%, 07/01/2043 775 811
3.00%, 07/01/2043 151 158
3.00%, 07/01/2043 650 680
3.00%, 07/01/2043 901 945

Schedule of Investments
Bond Market Index Fund
February 29, 2020 (unaudited)
See accompanying notes.
89
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 08/01/2043 $ 856 $ 895
3.00%, 08/01/2043 104 108
3.00%, 10/01/2043 725 759
3.00%, 10/01/2043 394 412
3.00%, 11/01/2043 171 179
3.00%, 01/01/2045 980 1,025
3.00%, 01/01/2045 197 206
3.00%, 01/01/2045 366 384
3.00%, 08/01/2045 241 252
3.00%, 12/01/2045 334 350
3.00%, 12/01/2045 411 430
3.00%, 01/01/2046 591 618
3.00%, 03/01/2046 266 278
3.00%, 04/01/2046 717 750
3.00%, 04/01/2046 109 114
3.00%, 04/01/2046 1,423 1,489
3.00%, 05/01/2046 276 289
3.00%, 05/01/2046 220 230
3.00%, 05/01/2046 585 612
3.00%, 08/01/2046 219 229
3.00%, 09/01/2046 924 966
3.00%, 10/01/2046 976 1,019
3.00%, 11/01/2046 535 561
3.00%, 11/01/2046 1,292 1,349
3.00%, 11/01/2046 1,038 1,086
3.00%, 11/01/2046 655 684
3.00%, 11/01/2046 446 466
3.00%, 11/01/2046 903 944
3.00%, 11/01/2046 891 932
3.00%, 12/01/2046 885 925
3.00%, 12/01/2046 392 409
3.00%, 12/01/2046 931 972
3.00%, 01/01/2047 994 1,037
3.00%, 02/01/2047 380 396
3.00%, 02/01/2047 558 583
3.00%, 03/01/2047 306 319
3.00%, 07/01/2047 1,153 1,204
3.00%, 03/01/2048 1,918 1,985
3.00%, 09/01/2048 481 497
3.00%, 10/01/2049 3,579 3,700
3.00%, 10/01/2049 1,938 2,004
3.00%, 10/01/2049 4,389 4,527
3.00%, 10/01/2049 3,273 3,376
3.00%, 10/01/2049 3,953 4,084
3.00%, 11/01/2049 1,746 1,803
3.00%, 11/01/2049 3,065 3,207
3.00%, 11/01/2049 9,881 10,190
3.00%, 11/01/2049 2,953 3,045
3.00%, 03/01/2050
(j)
18,000 18,541
3.50%, 12/01/2025 101 106
3.50%, 01/01/2026 325 340
3.50%, 10/01/2026 273 287
3.50%, 12/01/2026 179 187
3.50%, 06/01/2027 175 184
3.50%, 03/01/2029 130 137
3.50%, 09/01/2029 186 195
3.50%, 10/01/2029 282 296
3.50%, 11/01/2030 115 121
3.50%, 04/01/2032 26 28
3.50%, 07/01/2032 21 23
3.50%, 09/01/2032 24 25
3.50%, 12/01/2032 3,287 3,480
3.50%, 10/01/2033 366 384
3.50%, 10/01/2033 13 14
3.50%, 10/01/2033 329 345
3.50%, 05/01/2034 77 82
3.50%, 06/01/2034 55 58
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 07/01/2034 $ 347 $ 367
3.50%, 09/01/2034 269 284
3.50%, 10/01/2034 84 89
3.50%, 03/01/2035
(j)
1,000 1,047
3.50%, 12/01/2035 480 508
3.50%, 02/01/2036 102 107
3.50%, 07/01/2036 160 168
3.50%, 08/01/2036 163 171
3.50%, 02/01/2037 81 85
3.50%, 05/01/2037 134 141
3.50%, 06/01/2038 263 276
3.50%, 07/01/2038 246 258
3.50%, 03/01/2041 42 45
3.50%, 02/01/2042 408 434
3.50%, 03/01/2042 98 104
3.50%, 05/01/2042 607 646
3.50%, 06/01/2042 549 584
3.50%, 07/01/2042 101 107
3.50%, 10/01/2042 781 831
3.50%, 04/01/2043 743 790
3.50%, 05/01/2043 452 481
3.50%, 05/01/2043 736 783
3.50%, 06/01/2043 136 145
3.50%, 08/01/2043 551 586
3.50%, 09/01/2043 1,445 1,538
3.50%, 11/01/2043 212 226
3.50%, 01/01/2044 1,523 1,642
3.50%, 01/01/2044 181 193
3.50%, 07/01/2044 825 877
3.50%, 10/01/2044 343 363
3.50%, 11/01/2044 384 407
3.50%, 12/01/2044 509 538
3.50%, 12/01/2044 488 516
3.50%, 01/01/2045 577 610
3.50%, 02/01/2045 377 395
3.50%, 02/01/2045 594 629
3.50%, 04/01/2045 361 383
3.50%, 04/01/2045 485 518
3.50%, 07/01/2045 631 668
3.50%, 08/01/2045 392 415
3.50%, 08/01/2045 355 376
3.50%, 09/01/2045 321 339
3.50%, 10/01/2045 182 192
3.50%, 10/01/2045 257 272
3.50%, 11/01/2045 465 492
3.50%, 11/01/2045 457 484
3.50%, 11/01/2045 461 488
3.50%, 11/01/2045 247 262
3.50%, 12/01/2045 204 216
3.50%, 12/01/2045 37 39
3.50%, 12/01/2045 621 657
3.50%, 12/01/2045 681 722
3.50%, 12/01/2045 568 601
3.50%, 12/01/2045 537 568
3.50%, 12/01/2045 271 287
3.50%, 01/01/2046 155 163
3.50%, 01/01/2046 656 694
3.50%, 01/01/2046 627 663
3.50%, 01/01/2046 650 687
3.50%, 02/01/2046 242 256
3.50%, 03/01/2046 174 184
3.50%, 03/01/2046 746 789
3.50%, 03/01/2046 593 627
3.50%, 03/01/2046 532 562
3.50%, 03/01/2046 510 539
3.50%, 04/01/2046 728 769
3.50%, 04/01/2046 119 125

Schedule of Investments
Bond Market Index Fund
February 29, 2020 (unaudited)
See accompanying notes.
90
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 05/01/2046 $ 293 $ 309
3.50%, 05/01/2046 126 133
3.50%, 06/01/2046 146 155
3.50%, 07/01/2046 636 672
3.50%, 09/01/2046 430 454
3.50%, 12/01/2046 515 544
3.50%, 02/01/2047 917 968
3.50%, 03/01/2047 414 436
3.50%, 06/01/2047 903 951
3.50%, 09/01/2047 1,419 1,496
3.50%, 10/01/2047 1,022 1,077
3.50%, 10/01/2047 993 1,046
3.50%, 11/01/2047 1,179 1,242
3.50%, 12/01/2047 1,446 1,523
3.50%, 12/01/2047 1,020 1,075
3.50%, 12/01/2047 3,486 3,673
3.50%, 01/01/2048 1,320 1,390
3.50%, 02/01/2048 1,073 1,130
3.50%, 02/01/2048 462 486
3.50%, 03/01/2048 109 115
3.50%, 04/01/2048 847 889
3.50%, 10/01/2048 429 447
3.50%, 10/01/2048 49 51
3.50%, 02/01/2049 507 528
3.50%, 04/01/2049 1,195 1,250
3.50%, 06/01/2049 1,197 1,251
3.50%, 06/01/2049 921 962
3.50%, 06/01/2049 4,514 4,708
3.50%, 07/01/2049 5,798 6,049
3.50%, 07/01/2049 3,716 3,881
3.50%, 07/01/2049 2,580 2,701
3.50%, 07/01/2049 3,585 3,748
3.50%, 08/01/2049 2,813 2,933
3.50%, 09/01/2049 4,709 4,913
3.50%, 09/01/2049 3,713 3,873
3.50%, 09/01/2049 2,640 2,777
3.50%, 10/01/2049 2,891 3,016
3.50%, 11/01/2049 6,463 6,800
4.00%, 12/01/2024 195 205
4.00%, 04/01/2029 9 10
4.00%, 12/01/2030 13 14
4.00%, 03/01/2031 699 735
4.00%, 03/01/2031 116 121
4.00%, 11/01/2031 17 18
4.00%, 11/01/2033 77 81
4.00%, 11/01/2033 288 311
4.00%, 10/01/2034 184 198
4.00%, 02/01/2036 267 288
4.00%, 01/01/2037 89 95
4.00%, 10/01/2037 155 166
4.00%, 03/01/2038 73 78
4.00%, 07/01/2038 332 354
4.00%, 12/01/2038 223 236
4.00%, 01/01/2039 311 328
4.00%, 09/01/2040 108 117
4.00%, 01/01/2041 107 117
4.00%, 02/01/2041 40 43
4.00%, 12/01/2041 187 204
4.00%, 06/01/2042 281 304
4.00%, 06/01/2042 149 161
4.00%, 07/01/2042 835 903
4.00%, 12/01/2042 314 341
4.00%, 06/01/2043 401 436
4.00%, 09/01/2043 500 541
4.00%, 11/01/2043 507 549
4.00%, 11/01/2043 440 477
4.00%, 05/01/2044 135 146
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 08/01/2044 $ 392 $ 425
4.00%, 08/01/2044 126 136
4.00%, 08/01/2044 176 190
4.00%, 09/01/2044 173 188
4.00%, 09/01/2044 185 200
4.00%, 10/01/2044 108 117
4.00%, 11/01/2044 197 212
4.00%, 11/01/2044 124 135
4.00%, 11/01/2044 105 113
4.00%, 11/01/2044 92 100
4.00%, 12/01/2044 213 231
4.00%, 12/01/2044 269 291
4.00%, 01/01/2045 420 455
4.00%, 01/01/2045 152 165
4.00%, 02/01/2045 147 158
4.00%, 02/01/2045 381 412
4.00%, 03/01/2045 110 119
4.00%, 04/01/2045 307 328
4.00%, 08/01/2045 159 172
4.00%, 09/01/2045 133 143
4.00%, 09/01/2045 495 533
4.00%, 11/01/2045 605 652
4.00%, 12/01/2045 146 157
4.00%, 12/01/2045 216 232
4.00%, 02/01/2046 412 443
4.00%, 03/01/2046 838 896
4.00%, 04/01/2046 413 443
4.00%, 07/01/2046 155 165
4.00%, 03/01/2047 608 646
4.00%, 06/01/2047 273 290
4.00%, 08/01/2047 447 476
4.00%, 10/01/2047 462 492
4.00%, 11/01/2047 1,718 1,834
4.00%, 01/01/2048 1,301 1,385
4.00%, 01/01/2048 1,356 1,444
4.00%, 05/01/2048 386 421
4.00%, 05/01/2048 3,604 3,835
4.00%, 06/01/2048 937 990
4.00%, 06/01/2048 7,836 8,287
4.00%, 06/01/2048 1,155 1,225
4.00%, 07/01/2048 669 708
4.00%, 07/01/2048 346 365
4.00%, 08/01/2048 739 782
4.00%, 09/01/2048 836 882
4.00%, 09/01/2048 746 787
4.00%, 09/01/2048 956 1,010
4.00%, 10/01/2048 318 343
4.00%, 01/01/2049 7,582 8,190
4.00%, 01/01/2049 4,876 5,187
4.00%, 03/01/2049 1,569 1,653
4.00%, 03/01/2049 718 763
4.00%, 04/01/2049 957 1,011
4.00%, 04/01/2049 622 658
4.00%, 04/01/2049 463 488
4.00%, 07/01/2049 2,777 2,938
4.00%, 08/01/2049 4,629 4,887
4.00%, 10/01/2049 4,279 4,545
4.00%, 10/01/2049 5,381 5,777
4.00%, 11/01/2049 2,920 3,090
4.50%, 08/01/2023 98 104
4.50%, 06/01/2029 22 24
4.50%, 07/01/2029 5 5
4.50%, 08/01/2030 12 13
4.50%, 01/01/2034 35 38
4.50%, 04/01/2039 141 156
4.50%, 09/01/2040 276 304
4.50%, 05/01/2041 336 371

Schedule of Investments
Bond Market Index Fund
February 29, 2020 (unaudited)
See accompanying notes.
91
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 08/01/2041 $ 313 $ 345
4.50%, 09/01/2041 412 455
4.50%, 09/01/2043 258 283
4.50%, 11/01/2043 280 307
4.50%, 11/01/2043 163 178
4.50%, 01/01/2044 274 300
4.50%, 02/01/2044 87 95
4.50%, 03/01/2044 253 276
4.50%, 04/01/2044 361 394
4.50%, 04/01/2044 207 226
4.50%, 05/01/2044 295 322
4.50%, 05/01/2044 79 86
4.50%, 05/01/2044 285 313
4.50%, 08/01/2044 71 76
4.50%, 08/01/2044 339 370
4.50%, 10/01/2044 206 224
4.50%, 04/01/2045 86 92
4.50%, 04/01/2046 99 108
4.50%, 05/01/2046 205 224
4.50%, 01/01/2047 134 147
4.50%, 01/01/2047 448 489
4.50%, 03/01/2048 502 540
4.50%, 10/01/2048 2,071 2,214
4.50%, 04/01/2049 1,129 1,206
4.50%, 05/01/2049 5,300 5,732
4.50%, 07/01/2049 1,748 1,874
4.50%, 07/01/2049 1,635 1,751
4.50%, 09/01/2049 3,573 3,827
5.00%, 12/01/2025 33 35
5.00%, 01/01/2039 582 658
5.00%, 07/01/2039 215 242
5.00%, 02/01/2041 195 219
5.00%, 02/01/2041 121 136
5.00%, 04/01/2041 425 478
5.00%, 05/01/2042 237 266
5.00%, 07/01/2042 111 125
5.00%, 03/01/2044 87 96
5.00%, 05/01/2044 149 166
5.00%, 02/01/2045 205 230
5.00%, 06/01/2045 566 636
5.00%, 05/01/2048 324 351
5.00%, 06/01/2048 182 197
5.00%, 08/01/2048 121 131
5.00%, 09/01/2048 100 109
5.00%, 05/01/2049 239 259
5.00%, 06/01/2049 1,889 2,046
5.00%, 07/01/2049 346 381
5.00%, 08/01/2049 1,795 1,975
5.50%, 12/01/2027 50 54
5.50%, 03/01/2038 119 137
5.50%, 05/01/2038 140 161
5.50%, 06/01/2038 193 223
5.50%, 09/01/2038 305 351
5.50%, 11/01/2038 168 194
5.50%, 04/01/2039 160 185
5.50%, 04/01/2040 201 230
6.00%, 04/01/2026 26 29
6.00%, 10/01/2036 151 177
$ 368,796
Government National Mortgage Association (GNMA) - 6.98%
2.50%, 06/20/2027 142 147
2.50%, 12/20/2030 132 136
2.50%, 03/20/2031 215 222
2.50%, 07/20/2043 162 167
2.50%, 12/20/2046 525 542
2.50%, 01/20/2047 179 185
2.50%, 03/01/2050 1,000 1,027
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.00%, 02/15/2027 $ 89 $ 93
3.00%, 08/20/2029 101 105
3.00%, 09/20/2029 120 125
3.00%, 07/20/2030 94 98
3.00%, 01/20/2031 101 105
3.00%, 07/20/2032 138 144
3.00%, 09/20/2042 93 97
3.00%, 11/20/2042 686 715
3.00%, 12/20/2042 508 531
3.00%, 01/20/2043 499 521
3.00%, 03/20/2043 560 583
3.00%, 03/20/2043 104 109
3.00%, 03/20/2043 640 667
3.00%, 04/20/2043 803 837
3.00%, 06/20/2043 715 745
3.00%, 08/20/2043 779 812
3.00%, 05/20/2044 295 308
3.00%, 12/15/2044 89 92
3.00%, 12/20/2044 917 960
3.00%, 01/15/2045 108 112
3.00%, 01/15/2045 105 108
3.00%, 02/20/2045 93 98
3.00%, 05/20/2045 617 647
3.00%, 06/20/2045 251 263
3.00%, 07/20/2045 1,744 1,828
3.00%, 08/20/2045 791 827
3.00%, 09/20/2045 339 355
3.00%, 10/20/2045 734 766
3.00%, 12/20/2045 408 425
3.00%, 01/20/2046 186 195
3.00%, 03/20/2046 785 820
3.00%, 04/20/2046 1,820 1,903
3.00%, 05/20/2046 1,310 1,369
3.00%, 06/20/2046 1,270 1,326
3.00%, 07/20/2046 783 817
3.00%, 08/20/2046 1,197 1,249
3.00%, 09/20/2046 893 931
3.00%, 10/20/2046 669 698
3.00%, 11/20/2046 1,297 1,352
3.00%, 11/20/2046 905 943
3.00%, 12/15/2046 228 236
3.00%, 12/20/2046 1,124 1,171
3.00%, 01/20/2047 871 908
3.00%, 09/20/2047 248 258
3.00%, 11/20/2047 961 999
3.00%, 02/20/2048 815 847
3.00%, 03/01/2050 21,200 21,908
3.50%, 05/20/2042 196 208
3.50%, 06/20/2042 199 212
3.50%, 07/20/2042 785 834
3.50%, 09/20/2042 589 624
3.50%, 10/20/2042 424 449
3.50%, 11/20/2042 370 393
3.50%, 12/20/2042 375 398
3.50%, 01/20/2043 609 645
3.50%, 02/20/2043 970 1,027
3.50%, 03/20/2043 663 701
3.50%, 04/15/2043 325 345
3.50%, 04/20/2043 453 482
3.50%, 05/20/2043 291 310
3.50%, 07/20/2043 376 400
3.50%, 08/20/2043 970 1,028
3.50%, 09/20/2043 683 724
3.50%, 10/20/2043 323 342
3.50%, 09/20/2044 312 328
3.50%, 10/20/2044 361 382
3.50%, 11/20/2044 354 373
3.50%, 12/20/2044 369 389

Schedule of Investments
Bond Market Index Fund
February 29, 2020 (unaudited)
See accompanying notes.
92
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.50%, 01/20/2045 $ 357 $ 377
3.50%, 02/20/2045 491 517
3.50%, 03/15/2045 114 119
3.50%, 03/20/2045 625 659
3.50%, 04/15/2045 89 94
3.50%, 04/20/2045 387 408
3.50%, 04/20/2045 493 526
3.50%, 05/20/2045 634 668
3.50%, 06/20/2045 95 100
3.50%, 07/20/2045 527 555
3.50%, 08/20/2045 564 595
3.50%, 09/20/2045 549 580
3.50%, 10/20/2045 500 526
3.50%, 11/20/2045 871 917
3.50%, 12/20/2045 628 661
3.50%, 01/20/2046 1,347 1,419
3.50%, 02/20/2046 537 566
3.50%, 03/20/2046 533 561
3.50%, 04/20/2046 625 659
3.50%, 05/20/2046 698 733
3.50%, 06/20/2046 1,356 1,423
3.50%, 07/20/2046 689 726
3.50%, 08/15/2046 165 172
3.50%, 08/20/2046 708 742
3.50%, 09/15/2046 97 102
3.50%, 09/20/2046 696 733
3.50%, 10/20/2046 700 737
3.50%, 11/20/2046 630 660
3.50%, 12/20/2046 536 559
3.50%, 02/20/2047 612 640
3.50%, 03/20/2047 1,351 1,415
3.50%, 04/20/2047 3,040 3,184
3.50%, 05/20/2047 637 667
3.50%, 06/20/2047 864 901
3.50%, 07/20/2047 2,146 2,250
3.50%, 08/20/2047 2,514 2,637
3.50%, 09/20/2047 779 820
3.50%, 10/20/2047 1,019 1,067
3.50%, 11/20/2047 1,933 2,024
3.50%, 12/20/2047 1,109 1,162
3.50%, 01/15/2048 109 114
3.50%, 01/20/2048 1,247 1,301
3.50%, 04/20/2048 887 932
3.50%, 08/20/2048 778 814
3.50%, 09/15/2048 98 106
3.50%, 03/01/2050 16,800 17,410
4.00%, 11/20/2043 601 644
4.00%, 02/20/2044 244 261
4.00%, 05/15/2044 162 176
4.00%, 05/20/2044 140 150
4.00%, 07/20/2044 40 43
4.00%, 08/20/2044 304 326
4.00%, 09/20/2044 266 286
4.00%, 10/20/2044 992 1,064
4.00%, 11/15/2044 81 86
4.00%, 11/20/2044 197 212
4.00%, 12/20/2044 354 380
4.00%, 01/20/2045 150 161
4.00%, 03/20/2045 225 241
4.00%, 08/20/2045 315 338
4.00%, 09/15/2045 124 133
4.00%, 09/20/2045 377 405
4.00%, 10/20/2045 464 497
4.00%, 11/20/2045 632 677
4.00%, 12/15/2045 136 147
4.00%, 01/20/2046 732 787
4.00%, 02/20/2046 114 122
4.00%, 04/20/2046 446 476
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.00%, 10/20/2046 $ 128 $ 135
4.00%, 11/20/2046 604 637
4.00%, 01/20/2047 37 39
4.00%, 02/20/2047 654 688
4.00%, 03/20/2047 474 501
4.00%, 05/20/2047 163 172
4.00%, 07/20/2047 3,337 3,552
4.00%, 09/20/2047 5,850 6,198
4.00%, 11/20/2047 1,058 1,116
4.00%, 12/20/2047 1,043 1,104
4.00%, 01/20/2048 708 750
4.00%, 02/20/2048 8,810 9,325
4.00%, 06/20/2048 755 792
4.00%, 07/20/2048 952 1,006
4.00%, 08/20/2048 1,419 1,493
4.00%, 09/20/2048 827 871
4.00%, 10/20/2048 1,038 1,090
4.00%, 11/20/2048 624 658
4.00%, 12/20/2048 807 846
4.50%, 03/15/2039 206 228
4.50%, 03/15/2040 281 310
4.50%, 07/15/2040 275 304
4.50%, 02/20/2041 40 44
4.50%, 03/20/2041 31 34
4.50%, 10/20/2043 159 172
4.50%, 11/20/2043 234 253
4.50%, 01/20/2044 286 310
4.50%, 02/20/2044 217 234
4.50%, 05/20/2044 536 580
4.50%, 07/20/2044 143 154
4.50%, 01/20/2045 111 120
4.50%, 04/20/2045 174 189
4.50%, 05/15/2045 158 175
4.50%, 05/20/2045 124 134
4.50%, 09/15/2045 71 77
4.50%, 02/20/2046 213 231
4.50%, 03/20/2046 112 120
4.50%, 04/20/2046 132 143
4.50%, 08/15/2046 105 115
4.50%, 12/20/2046 368 398
4.50%, 03/15/2047 220 241
4.50%, 06/20/2047 332 356
4.50%, 10/15/2047 217 235
4.50%, 02/20/2048 4,158 4,427
4.50%, 03/20/2048 184 194
4.50%, 05/20/2048 2,039 2,166
4.50%, 06/20/2048 597 634
4.50%, 07/20/2048 545 580
4.50%, 08/20/2048 973 1,032
4.50%, 09/20/2048 735 778
4.50%, 10/20/2048 742 786
4.50%, 11/20/2048 693 730
4.50%, 12/20/2048 614 648
5.00%, 05/15/2033 176 197
5.00%, 07/20/2038 159 178
5.00%, 10/15/2038 232 261
5.00%, 04/20/2039 107 119
5.00%, 10/15/2041 158 174
5.00%, 01/20/2045 198 220
5.00%, 02/20/2046 65 73
5.00%, 12/20/2046 166 186
5.00%, 06/20/2048 3,759 4,048
5.00%, 08/20/2048 101 108
5.00%, 10/20/2048 382 407
5.50%, 03/15/2038 160 176
5.50%, 02/15/2039 93 104
5.50%, 06/15/2040 307 339
5.50%, 07/20/2044 152 171

Schedule of Investments
Bond Market Index Fund
February 29, 2020 (unaudited)
See accompanying notes.
93
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
5.50%, 09/20/2044 $ 190 $ 214
5.50%, 12/20/2048 56 60
$ 181,316
U.S. Treasury - 39.85%
1.13%, 06/30/2021 6,280 6,288
1.13%, 07/31/2021 4,170 4,178
1.13%, 08/31/2021 5,835 5,847
1.13%, 09/30/2021 3,585 3,594
1.13%, 02/28/2022
(k)
18,700 18,791
1.25%, 10/31/2021 5,830 5,859
1.25%, 07/31/2023 9,625 9,741
1.25%, 08/31/2024 7,495 7,604
1.38%, 04/30/2021 4,920 4,937
1.38%, 05/31/2021 9,465 9,505
1.38%, 01/31/2022
(a)
4,630 4,672
1.38%, 06/30/2023 2,745 2,788
1.38%, 08/31/2023 10,210 10,378
1.38%, 09/30/2023 3,375 3,432
1.38%, 08/31/2026 7,400 7,564
1.50%, 08/31/2021 3,600 3,628
1.50%, 09/30/2021 1,450 1,462
1.50%, 10/31/2021 3,950 3,986
1.50%, 11/30/2021 6,450 6,514
1.50%, 01/31/2022 3,800 3,842
1.50%, 08/15/2022 2,200 2,233
1.50%, 02/28/2023 2,090 2,128
1.50%, 03/31/2023 3,520 3,586
1.50%, 09/30/2024 1,925 1,975
1.50%, 11/30/2024 6,000 6,163
1.50%, 08/15/2026 15,480 15,940
1.63%, 12/31/2021 3,025 3,064
1.63%, 08/15/2022 6,128 6,239
1.63%, 08/31/2022 3,500 3,564
1.63%, 11/15/2022 4,915 5,012
1.63%, 04/30/2023 1,875 1,918
1.63%, 05/31/2023 3,000 3,070
1.63%, 10/31/2023 3,270 3,356
1.63%, 02/15/2026 11,523 11,940
1.63%, 05/15/2026 5,851 6,067
1.63%, 09/30/2026 4,225 4,386
1.63%, 11/30/2026 6,285 6,527
1.63%, 08/15/2029
(a)
6,575 6,870
1.75%, 11/30/2021 3,600 3,651
1.75%, 02/28/2022 2,815 2,862
1.75%, 03/31/2022 3,070 3,124
1.75%, 04/30/2022 3,325 3,386
1.75%, 05/15/2022 2,620 2,669
1.75%, 05/31/2022 3,370 3,434
1.75%, 06/30/2022 2,730 2,784
1.75%, 09/30/2022 12,360 12,634
1.75%, 01/31/2023 4,310 4,418
1.75%, 05/15/2023 4,000 4,108
1.75%, 07/31/2024 11,385 11,795
1.75%, 11/15/2029 3,475 3,672
1.88%, 11/30/2021 4,660 4,736
1.88%, 01/31/2022 1,670 1,700
1.88%, 02/28/2022 3,370 3,434
1.88%, 03/31/2022 3,750 3,825
1.88%, 04/30/2022 1,160 1,184
1.88%, 05/31/2022 1,580 1,615
1.88%, 07/31/2022 2,850 2,917
1.88%, 08/31/2022 2,655 2,719
1.88%, 09/30/2022 3,210 3,292
1.88%, 10/31/2022 3,955 4,058
1.88%, 08/31/2024 10,900 11,357
1.88%, 07/31/2026 3,000 3,160
2.00%, 05/31/2021 7,700 7,791
2.00%, 08/31/2021 3,150 3,198
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.00%, 10/31/2021 $ 4,750 $ 4,832
2.00%, 11/15/2021 10,040 10,220
2.00%, 12/31/2021 3,000 3,058
2.00%, 02/15/2022 4,000 4,085
2.00%, 07/31/2022 5,600 5,749
2.00%, 10/31/2022 7,320 7,535
2.00%, 11/30/2022 3,785 3,899
2.00%, 02/15/2023 4,741 4,896
2.00%, 04/30/2024 1,990 2,078
2.00%, 05/31/2024 4,660 4,870
2.00%, 06/30/2024 1,500 1,569
2.00%, 02/15/2025 9,325 9,807
2.00%, 08/15/2025 4,020 4,240
2.00%, 11/15/2026 2,840 3,017
2.13%, 05/31/2021 3,200 3,243
2.13%, 08/15/2021 2,810 2,856
2.13%, 09/30/2021 4,400 4,480
2.13%, 12/31/2021 4,000 4,087
2.13%, 05/15/2022 1,000 1,027
2.13%, 06/30/2022 2,000 2,057
2.13%, 12/31/2022 4,080 4,222
2.13%, 11/30/2023 6,845 7,152
2.13%, 02/29/2024 5,315 5,568
2.13%, 03/31/2024 4,200 4,404
2.13%, 09/30/2024 7,825 8,246
2.13%, 11/30/2024 5,450 5,753
2.13%, 05/15/2025 6,500 6,888
2.13%, 05/31/2026 9,900 10,567
2.25%, 03/31/2021 4,270 4,324
2.25%, 04/30/2021 5,570 5,647
2.25%, 07/31/2021 3,500 3,562
2.25%, 04/15/2022 3,440 3,537
2.25%, 12/31/2023 5,300 5,568
2.25%, 01/31/2024 4,855 5,105
2.25%, 04/30/2024 3,710 3,912
2.25%, 10/31/2024 8,350 8,855
2.25%, 11/15/2024 10,245 10,868
2.25%, 12/31/2024 4,000 4,249
2.25%, 11/15/2025 7,120 7,621
2.25%, 03/31/2026 4,985 5,352
2.25%, 02/15/2027 5,910 6,389
2.25%, 08/15/2027 8,065 8,758
2.25%, 11/15/2027 6,860 7,463
2.25%, 08/15/2046 3,620 4,056
2.25%, 08/15/2049 6,335 7,192
2.38%, 03/15/2021 2,325 2,356
2.38%, 04/15/2021 3,460 3,510
2.38%, 03/15/2022 3,535 3,641
2.38%, 01/31/2023 2,985 3,113
2.38%, 02/29/2024 3,640 3,849
2.38%, 08/15/2024 8,135 8,652
2.38%, 04/30/2026 2,895 3,132
2.38%, 05/15/2027 6,075 6,636
2.38%, 05/15/2029 9,110 10,110
2.38%, 11/15/2049 2,205 2,571
2.50%, 01/15/2022 3,735 3,844
2.50%, 02/15/2022 3,375 3,479
2.50%, 03/31/2023 2,905 3,048
2.50%, 08/15/2023 18,660 19,677
2.50%, 01/31/2024 3,600 3,820
2.50%, 05/15/2024 3,500 3,729
2.50%, 01/31/2025 2,500 2,689
2.50%, 02/28/2026 2,840 3,088
2.50%, 02/15/2045 4,825 5,629
2.50%, 02/15/2046 7,105 8,320
2.50%, 05/15/2046 4,080 4,785
2.63%, 05/15/2021 3,095 3,153
2.63%, 06/15/2021 6,145 6,271

Schedule of Investments
Bond Market Index Fund
February 29, 2020 (unaudited)
See accompanying notes.
94
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.63%, 07/15/2021 $ 3,000 $ 3,066
2.63%, 12/15/2021 3,185 3,280
2.63%, 02/28/2023 3,030 3,186
2.63%, 06/30/2023 5,000 5,284
2.63%, 12/31/2023 3,435 3,657
2.63%, 12/31/2025 2,160 2,360
2.63%, 01/31/2026 6,790 7,426
2.63%, 02/15/2029 13,500 15,243
2.75%, 08/15/2021 2,640 2,707
2.75%, 09/15/2021 2,465 2,532
2.75%, 04/30/2023 2,875 3,042
2.75%, 05/31/2023 2,900 3,072
2.75%, 07/31/2023 2,818 2,993
2.75%, 08/31/2023 2,875 3,058
2.75%, 11/15/2023 6,380 6,809
2.75%, 02/15/2024 4,600 4,929
2.75%, 02/28/2025 3,500 3,810
2.75%, 08/31/2025 2,000 2,191
2.75%, 02/15/2028 4,790 5,405
2.75%, 08/15/2042 3,264 3,959
2.75%, 11/15/2042 3,230 3,919
2.75%, 08/15/2047 5,875 7,260
2.75%, 11/15/2047 4,620 5,718
2.88%, 10/15/2021 3,590 3,701
2.88%, 11/15/2021 3,190 3,294
2.88%, 09/30/2023 2,935 3,139
2.88%, 10/31/2023 3,405 3,646
2.88%, 11/30/2023 3,445 3,694
2.88%, 04/30/2025 3,325 3,648
2.88%, 05/31/2025 2,000 2,197
2.88%, 07/31/2025 2,000 2,201
2.88%, 11/30/2025 1,470 1,625
2.88%, 05/15/2028 6,645 7,582
2.88%, 08/15/2028 11,385 13,026
2.88%, 05/15/2043 4,430 5,485
2.88%, 08/15/2045 3,750 4,678
2.88%, 11/15/2046 4,855 6,109
2.88%, 05/15/2049 2,530 3,239
3.00%, 09/30/2025 540 599
3.00%, 10/31/2025 3,000 3,333
3.00%, 05/15/2042 240 303
3.00%, 11/15/2044 4,505 5,714
3.00%, 05/15/2045 4,225 5,373
3.00%, 11/15/2045 5,485 6,998
3.00%, 02/15/2047 3,135 4,040
3.00%, 05/15/2047 3,235 4,171
3.00%, 02/15/2048 4,380 5,676
3.00%, 08/15/2048 5,075 6,607
3.00%, 02/15/2049 7,625 9,970
3.13%, 05/15/2021 3,000 3,075
3.13%, 11/15/2028 7,025 8,205
3.13%, 11/15/2041 2,600 3,337
3.13%, 02/15/2042 1,140 1,465
3.13%, 02/15/2043 2,680 3,447
3.13%, 08/15/2044 5,990 7,745
3.13%, 05/15/2048 5,355 7,108
3.38%, 05/15/2044 3,845 5,162
3.38%, 11/15/2048 6,470 9,005
3.63%, 08/15/2043 2,840 3,942
3.63%, 02/15/2044 8,030 11,174
3.75%, 08/15/2041 2,660 3,718
3.75%, 11/15/2043 2,960 4,189
3.88%, 08/15/2040 2,230 3,153
4.25%, 05/15/2039 2,135 3,138
4.25%, 11/15/2040 1,038 1,540
4.38%, 02/15/2038 495 730
4.38%, 11/15/2039 2,030 3,037
4.38%, 05/15/2040 389 584
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
4.38%, 05/15/2041 $ 1,610 $ 2,434
4.50%, 02/15/2036 1,550 2,256
4.50%, 08/15/2039 2,945 4,463
4.63%, 02/15/2040 925 1,429
4.75%, 02/15/2041 2,589 4,088
5.25%, 11/15/2028 409 550
5.25%, 02/15/2029 795 1,077
5.38%, 02/15/2031 2,620 3,755
6.00%, 02/15/2026 2,000 2,583
6.13%, 11/15/2027 1,260 1,736
6.25%, 05/15/2030 2,000 2,987
6.38%, 08/15/2027 1,540 2,133
6.50%, 11/15/2026 1,000 1,357
6.63%, 02/15/2027 795 1,096
8.13%, 05/15/2021 1,150 1,247
$ 1,036,035
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,685,766
Total Investments $ 2,681,262
Other Assets and Liabilities -  (3.14)% (81,654)
TOTAL NET ASSETS - 100.00% $ 2,599,608
(a) Security or a portion of the security was on loan at the end of the period.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $13,115 or 0.50% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Non-income producing security
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $20,275 or 0.78% of net assets.
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(i) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(j) Security was purchased in a "to-be-announced" ("TBA") transaction.  See
Notes to Financial Statements for additional information.
(k) Security purchased on a when-issued basis.

Schedule of Investments
Bond Market Index Fund
February 29, 2020 (unaudited)
See accompanying notes.
95
Portfolio Summary  (unaudited)
Sector Percent
Government 43.87%
Mortgage Securities 26.53%
Financial 8.43%
Money Market Funds 4.46%
Consumer, Non-cyclical 4.43%
Energy 2.65%
Communications 2.41%
Utilities 2.05%
Industrial 1.93%
Technology 1.81%
Consumer, Cyclical 1.46%
Investment Companies 1.45%
Basic Materials 0.71%
Revenue Bonds 0.35%
Asset Backed Securities 0.33%
General Obligation Unlimited 0.22%
Insured 0.03%
General Obligation Limited 0.02%
Other Assets and Liabilities
(3.14)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2019 Purchases Sales February 29, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 1.43% $ 74,643 $ 777,084 $ 741,038 $ 110,689
$ 74,643 $ 777,084 $ 741,038 $ 110,689
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.43% $ 835 $ — $ — $ —
$ 835 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2020 (unaudited)
See accompanying notes.
96
INVESTMENT COMPANIES - 3.45% Shares Held Value (000's)
Exchange-Traded Funds - 0.22%
Invesco S&P Global Water Index ETF
(a)
107,975 $ 4,16 9
SPDR S&P Global Natural Resources ETF 101,974 3,89 7
$ 8,06 6
Money Market Funds - 3.23%
BlackRock Liquidity FedFund 1.48%
(b),(c)
3,856,264 3,856
Principal Government Money Market Fund
1.43%
(b),(c),(d)
115,457,312 115,45 7
$ 119,31 3
TOTAL INVESTMENT COMPANIES $ 127,37 9
COMMON STOCKS - 52.33% Shares Held Value (000's)
Advertising - 0.03%
Clear Channel Outdoor Holdings Inc
(e)
596,711 1,235
Agriculture - 0.57%
Archer-Daniels-Midland Co 374,832 14,113
Bunge Ltd 144,911 6,803
$ 20,916
Automobile Parts & Equipment - 0.07%
Georg Fischer AG 3,020 2,596
Biotechnology - 0.08%
Advanz Pharma Corp Ltd
(e),(f)
22,681 101
Corteva Inc 110,868 3,016
$ 3,117
Building Materials - 0.64%
Forterra Inc
(e)
13,721 186
Fortune Brands Home & Security Inc 17,986 1,111
Geberit AG 15,359 7,664
Louisiana-Pacific Corp 268,799 7,647
Norbord Inc 243,170 6,458
Pinnacle Renewable Energy Inc 94,847 640
$ 23,706
Chemicals - 1.83%
Air Liquide SA 56,307 7,670
CF Industries Holdings Inc 352,783 13,003
FMC Corp 121,372 11,300
Ingevity Corp
(e)
18,106 815
Israel Chemicals Ltd 614,150 2,234
K+S AG
(a)
255,132 2,112
Mosaic Co/The 561,154 9,557
Nutrien Ltd 61,100 2,469
OCI NV
(e)
152,114 2,547
Olin Corp 120,880 1,957
Sociedad Quimica y Minera de Chile SA ADR 121,058 3,315
Yara International ASA 287,088 10,540
$ 67,519
Commercial Services - 2.03%
ALEATICA SAB de CV 6,408,936 9,313
Atlantia SpA 755,599 16,343
Atlas Arteria Ltd 1,298,830 6,845
Cengage Learning Holdings II Inc
(e)
2,772 35
China Merchants Port Holdings Co Ltd 8,085,687 12,016
Transurban Group 3,123,279 30,455
$ 75,007
Consumer Products - 0.16%
Avery Dennison Corp 22,130 2,533
Kimberly-Clark Corp 25,557 3,353
$ 5,886
Cosmetics & Personal Care - 0.17%
Essity AB 73,912 2,228
Kao Corp 20,100 1,463
Unicharm Corp 75,600 2,449
$ 6,140
Electric - 8.55%
ACEA SpA 29,801 628
Algonquin Power & Utilities Corp 330,200 5,018
American Electric Power Co Inc 105,444 9,412
Atlantica Yield PLC 539,860 15,607
AusNet Services 12,242,723 13,574
CenterPoint Energy Inc 189,589 4,364
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
China Longyuan Power Group Corp Ltd 4,339,000 $ 2,280
Clearway Energy Inc - Class C 617,987 13,002
CLP Holdings Ltd 879,000 9,288
Dominion Energy Inc 286,570 22,404
DTE Energy Co 42,437 4,739
Duke Energy Corp 120,551 11,055
EDP - Energias de Portugal SA 3,230,936 15,084
Emera Inc 386,449 16,284
Enel SpA 650,497 5,460
Eversource Energy 48,558 4,198
Hera SpA 526,034 2,258
Huadian Fuxin Energy Corp Ltd 17,732,000 3,033
Hydro One Ltd
(g)
600,873 12,060
Iberdrola SA 921,686 10,552
Infraestructura Energetica Nova SAB de CV 1,602,583 7,035
NextEra Energy Inc 100,274 25,345
Orsted A/S
(g)
33,702 3,479
Red Electrica Corp SA 1,177,138 22,499
Sembcorp Industries Ltd 606,500 808
Sempra Energy 112,418 15,714
Spark Infrastructure Group 12,050,376 16,651
SSE PLC 759,396 14,930
Terna Rete Elettrica Nazionale SpA 3,426,559 22,652
Transmissora Alianca de Energia Eletrica SA 927,300 6,157
$ 315,570
Electronics - 0.37%
Badger Meter Inc 21,422 1,290
Halma PLC 278,016 6,987
Itron Inc
(e)
47,318 3,588
Watts Water Technologies Inc 20,339 1,910
$ 13,775
Energy - Alternate Sources - 1.36%
First Solar Inc
(e)
116,169 5,317
NextEra Energy Partners LP
(a)
277,125 15,982
Pattern Energy Group Inc 183,940 4,976
TerraForm Power Inc 842,857 15,837
Vestas Wind Systems A/S 84,458 8,148
$ 50,260
Engineering & Construction - 1.63%
Aegion Corp
(e)
20,586 371
Aena SME SA
(g)
67,297 10,840
Aeroports de Paris 30,827 4,582
Enav SpA
(g)
1,800,333 10,720
Flughafen Zurich AG 49,869 7,564
Grupo Aeroportuario del Pacifico SAB de CV 675,200 7,307
Sacyr SA 593,337 1,583
Sydney Airport 2,770,199 14,156
Vinci SA 29,282 2,959
$ 60,082
Environmental Control - 0.77%
AquaVenture Holdings Ltd
(e)
13,314 360
Casella Waste Systems Inc
(e)
149,484 7,243
China Water Affairs Group Ltd 568,000 456
Clean Harbors Inc
(e)
71,655 4,982
Covanta Holding Corp 299,797 4,005
Energy Recovery Inc
(e)
24,265 239
Evoqua Water Technologies Corp
(e)
53,000 1,111
Kurita Water Industries Ltd 78,700 2,030
METAWATER Co Ltd 8,000 283
Pentair PLC 123,639 4,870
Tetra Tech Inc 36,418 2,945
$ 28,524
Food - 0.15%
Ingredion Inc 34,688 2,889
Wilmar International Ltd 964,700 2,785
$ 5,674

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2020 (unaudited)
See accompanying notes.
97
COMMON STOCKS (continued) Shares Held Value (000’s)
Forest Products & Paper - 2.14%
Acadian Timber Corp 137,178 $ 1,697
BillerudKorsnas AB 25,809 314
Canfor Corp
(e)
483,598 4,014
Clearwater Paper Corp
(e)
39,548 1,078
Domtar Corp 53,146 1,529
Empresas CMPC SA 757,605 1,546
Holmen AB 110,818 3,122
Interfor Corp
(e)
441,637 3,925
International Paper Co 126,707 4,683
Mercer International Inc 80,619 714
Mondi PLC 375,383 7,624
Nine Dragons Paper Holdings Ltd 4,057,000 4,874
Oji Holdings Corp 1,088,600 5,156
Sappi Ltd
(e)
301,545 567
Smurfit Kappa Group PLC 150,915 5,084
Stora Enso Oyj 512,522 6,074
Sumitomo Forestry Co Ltd 170,200 2,524
Suzano SA 359,300 3,030
Svenska Cellulosa AB SCA 808,739 7,760
UPM-Kymmene Oyj 203,309 6,256
West Fraser Timber Co Ltd 151,188 5,645
Western Forest Products Inc
(a)
2,465,754 1,966
$ 79,182
Gas - 1.89%
Atmos Energy Corp 33,219 3,430
Enagas SA 177,714 4,611
Italgas SpA 1,107,528 6,768
National Grid PLC 2,213,374 27,901
Snam SpA 3,825,888 18,970
Southwest Gas Holdings Inc 123,693 8,001
$ 69,681
Hand & Machine Tools - 0.04%
Franklin Electric Co Inc 28,298 1,463
Healthcare - Products - 0.26%
Danaher Corp 51,768 7,485
Hengan International Group Co Ltd 260,500 1,963
$ 9,448
Healthcare - Services - 0.00%
Millennium Health LLC
(e),(f)
22,091 1
Millennium Health LLC
(e),(f),(h),(i)
20,580 22
Millennium Health LLC
(e),(f),(h),(i)
19,318 19
$ 42
Home Builders - 0.19%
DR Horton Inc 28,451 1,516
Lennar Corp - A Shares 29,330 1,770
PulteGroup Inc 33,906 1,363
Toll Brothers Inc 39,081 1,447
TRI Pointe Group Inc
(e)
50,888 780
$ 6,876
Internet - 0.00%
Catalina Marketing Corp
(e),(h),(i)
3,965 12
Iron & Steel - 1.03%
ArcelorMittal SA 717,474 10,217
Evraz PLC 602,118 2,571
Fortescue Metals Group Ltd 438,332 2,928
JFE Holdings Inc 226,500 2,075
Nippon Steel Corp 196,900 2,204
Novolipetsk Steel PJSC 143,237 2,750
Nucor Corp 51,188 2,117
POSCO 14,785 2,375
Steel Dynamics Inc 227,063 6,047
thyssenkrupp AG
(a),(e)
229,911 2,254
Vale SA ADR 245,308 2,409
$ 37,947
Lodging - 0.26%
City Developments Ltd 610,300 4,362
Hilton Worldwide Holdings Inc 54,114 5,260
$ 9,622
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 0.71%
ANDRITZ AG 73,093 $ 2,587
Gorman-Rupp Co/The 12,882 412
IDEX Corp 46,161 6,832
Kadant Inc 12,207 1,109
Lindsay Corp 7,939 786
Mueller Water Products Inc - Class A 115,772 1,268
Organo Corp 4,500 265
SIG Combibloc Group AG
(e)
83,129 1,238
Valmet Oyj 66,350 1,584
Xylem Inc/NY 132,456 10,244
$ 26,325
Media - 0.12%
Cumulus Media Inc
(e)
61,334 739
iHeartMedia Inc
(e)
253,758 3,834
$ 4,573
Metal Fabrication & Hardware - 0.08%
Advanced Drainage Systems Inc 37,341 1,563
Reliance Worldwide Corp Ltd 581,343 1,301
$ 2,864
Mining - 3.14%
Agnico Eagle Mines Ltd 48,600 2,306
Anglo American PLC 829,474 19,515
Antofagasta PLC 256,941 2,540
Barrick Gold Corp 1,015,927 19,376
BHP Group Ltd 111,561 2,425
Franco-Nevada Corp 29,300 3,146
Freeport-McMoRan Inc 1,490,360 14,844
Glencore PLC
(e)
914,412 2,308
Kirkland Lake Gold Ltd 68,600 2,212
Korea Zinc Co Ltd 8,394 2,872
Lundin Mining Corp 1,092,226 5,574
MMC Norilsk Nickel PJSC ADR 109,898 3,332
Newcrest Mining Ltd 138,652 2,274
Newmont Corp 363,486 16,223
Norsk Hydro ASA 814,973 2,373
Rio Tinto Ltd 44,015 2,529
South32 Ltd 1,579,618 2,245
Southern Copper Corp 75,857 2,553
Sumitomo Metal Mining Co Ltd 95,300 2,348
Teck Resources Ltd 184,200 1,853
Wheaton Precious Metals Corp 104,900 2,983
$ 115,831
Miscellaneous Manufacturers - 0.21%
Aalberts NV 70,780 2,640
Alfa Laval AB 220,459 4,998
$ 7,638
Oil & Gas - 4.52%
BP PLC 3,459,776 17,976
Canadian Natural Resources Ltd 103,300 2,659
Chevron Corp 24,631 2,299
CNOOC Ltd 1,987,000 2,764
Concho Resources Inc 100,231 6,818
ConocoPhillips 299,259 14,490
Ecopetrol SA ADR 157,555 2,781
Empresas COPEC SA 196,034 1,532
Eni SpA 190,781 2,377
EOG Resources Inc 40,688 2,574
Equinor ASA 807,611 12,439
Exxon Mobil Corp 42,343 2,178
Fieldwood Energy Inc
(e)
2,556 26
Fieldwood Energy LLC
(e),(f),(i)
12,648 126
Gazprom PJSC ADR 363,146 2,223
Helmerich & Payne Inc 103,409 3,815
Hess Corp 153,481 8,623
Imperial Oil Ltd 115,200 2,522
LUKOIL PJSC ADR 30,253 2,610
Marathon Petroleum Corp 229,568 10,886
Neste Oyj 85,281 3,408
Novatek PJSC 14,572 2,126

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2020 (unaudited)
See accompanying notes.
98
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Occidental Petroleum Corp 74,795 $ 2,449
PBF Energy Inc 150,170 3,362
Petroleo Brasileiro SA ADR 195,846 2,370
Petroleo Brasileiro SA ADR 810,071 9,121
Phillips 66 25,148 1,883
Pioneer Natural Resources Co 118,582 14,559
Repsol SA 183,092 2,069
Rosneft Oil Co PJSC 425,491 2,606
Royal Dutch Shell PLC - A Shares 100,871 2,177
Suncor Energy Inc 92,400 2,546
Tatneft PJSC ADR 41,834 2,516
TOTAL SA 54,922 2,374
Transocean Ltd
(e)
54,446 182
Valero Energy Corp 136,159 9,021
Vantage Drilling International
(e)
4,456 98
Woodside Petroleum Ltd 123,586 2,301
$ 166,886
Oil & Gas Services - 0.39%
Halliburton Co 137,438 2,331
Saipem SpA
(e)
696,980 2,663
Schlumberger Ltd 331,825 8,989
Select Energy Services Inc
(e)
41,674 271
$ 14,254
Packaging & Containers - 0.85%
Amcor PLC 281,173 2,621
Ball Corp 91,369 6,438
DS Smith PLC 926,122 3,785
Graphic Packaging Holding Co 87,202 1,179
Greif Inc - Class A 36,855 1,302
Klabin SA 344,100 1,484
Lee & Man Paper Manufacturing Ltd 1,156,000 920
Packaging Corp of America 46,314 4,197
Sealed Air Corp 76,459 2,317
Sonoco Products Co 36,209 1,746
Westrock Co 159,634 5,307
$ 31,296
Pipelines - 3.64%
AltaGas Ltd 560,014 8,374
APA Group 1,850,899 13,045
Cheniere Energy Inc
(e)
337,856 17,329
Enbridge Inc 772,575 28,756
Energy Transfer LP 268,068 2,970
Enterprise Products Partners LP 189,084 4,413
Gibson Energy Inc 480,327 9,168
Kinder Morgan Inc/DE 368,020 7,055
Koninklijke Vopak NV 42,118 2,005
Magellan Midstream Partners LP 59,649 3,254
Pembina Pipeline Corp 115,282 4,153
TC Energy Corp 295,787 15,417
Williams Cos Inc/The 965,512 18,392
$ 134,331
Real Estate - 1.23%
Aroundtown SA 626,224 5,441
Entra ASA
(g)
325,789 5,160
Fabege AB 399,575 6,563
LEG Immobilien AG 20,700 2,486
Mitsubishi Estate Co Ltd 608,000 10,376
Mitsui Fudosan Co Ltd 183,870 4,220
New World Development Co Ltd 2,048,840 2,684
Pope Resources a Delaware LP 37,260 4,080
Tokyo Tatemono Co Ltd 184,500 2,508
Zhongliang Holdings Group Co Ltd 2,621,500 1,912
$ 45,430
REITs - 9.28%
Alexandria Real Estate Equities Inc 102,909 15,630
Allied Properties Real Estate Investment Trust 100,400 4,074
American Homes 4 Rent 125,658 3,253
Americold Realty Trust 241,539 7,408
Apartment Investment & Management Co 99,663 4,768
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
AvalonBay Communities Inc 62,266 $ 12,490
Boston Properties Inc 16,100 2,076
Brandywine Realty Trust 163,800 2,224
CatchMark Timber Trust Inc 266,033 2,445
CFE Capital S de RL de CV 5,686,252 7,237
Cousins Properties Inc 106,896 3,815
Crown Castle International Corp 109,749 15,726
CubeSmart 107,932 3,267
Daiwa Office Investment Corp 816 6,291
Dexus 730,092 5,816
EPR Properties 48,957 2,900
Equinix Inc 12,931 7,407
Essential Properties Realty Trust Inc 178,875 4,098
Essex Property Trust Inc 46,178 13,085
Frasers Logistics & Industrial Trust 2,977,251 2,658
Gecina SA 44,913 7,996
Goodman Group 1,367,107 13,423
Inmobiliaria Colonial Socimi SA 870,742 11,122
InterRent Real Estate Investment Trust 283,160 3,500
Invitation Homes Inc 504,718 14,480
Japan Hotel REIT Investment Corp 7,280 4,066
Japan Retail Fund Investment Corp 1,374 2,605
Kilroy Realty Corp 43,591 3,169
Link REIT 918,070 8,570
MCUBS MidCity Investment Corp 5,381 5,600
Merlin Properties Socimi SA 278,456 3,594
Minto Apartment Real Estate Investment Trust 392,242 7,569
Nippon Prologis REIT Inc
(e)
1,800 4,875
Park Hotels & Resorts Inc 134,500 2,456
Physicians Realty Trust 197,907 3,733
PotlatchDeltic Corp 206,978 7,604
Prologis Inc 198,893 16,763
Rayonier Inc 405,575 10,760
Regency Centers Corp 112,452 6,459
Rexford Industrial Realty Inc 329,813 15,425
Segro PLC 813,571 8,625
Simon Property Group Inc 57,601 7,090
STORE Capital Corp 245,120 8,055
Summit Industrial Income REIT 204,347 1,933
Sunstone Hotel Investors Inc 183,280 2,007
UNITE Group PLC/The 482,505 7,019
United Urban Investment Corp 2,769 4,432
Warehouses De Pauw CVA 91,800 2,460
Welltower Inc 131,212 9,817
Weyerhaeuser Co 409,057 10,628
$ 342,503
Retail - 0.00%
Gymboree Corp/The
(e),(f),(h),(i)
17,842 9
Gymboree Holding Corp
(e),(h),(i)
48,577 24
$ 33
Software - 0.15%
Avaya Holdings Corp
(e)
105,046 1,362
InterXion Holding NV
(e)
48,335 4,103
$ 5,465
Storage & Warehousing - 0.11%
Safestore Holdings PLC 404,643 4,070
Telecommunications - 0.05%
Eutelsat Communications SA 139,602 1,888
Transportation - 0.18%
East Japan Railway Co 88,100 6,729
Water - 3.45%
Aguas Andinas SA 35,348,340 12,144
American States Water Co 24,544 1,880
American Water Works Co Inc 113,758 14,067
Beijing Enterprises Water Group Ltd
(e)
4,004,000 1,886
California Water Service Group 32,080 1,538
Cia de Saneamento Basico do Estado de Sao
Paulo ADR
227,719 2,967

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2020 (unaudited)
See accompanying notes.
99
COMMON STOCKS (continued) Shares Held Value (000’s)
Water (continued)
Essential Utilities Inc 143,777 $ 6,184
Guangdong Investment Ltd 1,916,000 3,639
Middlesex Water Co 11,043 657
Pennon Group PLC 791,152 11,065
Severn Trent PLC 730,287 23,182
SJW Group 17,247 1,055
Suez 282,445 4,485
United Utilities Group PLC 2,807,855 34,069
Veolia Environnement SA 285,578 8,228
York Water Co/The 8,648 366
$ 127,412
TOTAL COMMON STOCKS $ 1,931,808
BONDS - 10.76%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 4.12%
Bank 2019-BNK19
0.96%, 08/15/2061
(j),(k)
$ 63,863 $ 4,984
BBCMS 2018-TALL Mortgage Trust
2.38%, 03/15/2037
(g)
15,000 14,978
1.00 x 1 Month USD LIBOR + 0.72%
BBCMS 2019-BWAY Mortgage Trust
2.61%, 11/25/2034
(g)
11,500 11,482
1.00 x 1 Month USD LIBOR + 0.96%
Benchmark 2019-B12 Mortgage Trust
1.07%, 08/15/2052
(j),(k)
94,871 7,156
2.26%, 08/15/2052 2,763 2,814
Benchmark 2019-B15 Mortgage Trust
0.83%, 12/15/2072
(j),(k)
16,124 1,062
2.00%, 12/15/2072 3,178 3,222
BF 2019-NYT Mortgage Trust
2.86%, 11/15/2035
(g)
6,950 6,965
1.00 x 1 Month USD LIBOR + 1.20%
BHP Trust 2019-BXHP
2.63%, 08/15/2036
(g)
10,000 9,981
1.00 x 1 Month USD LIBOR + 0.98%
BX Commercial Mortgage Trust 2018-IND
2.41%, 11/15/2035
(g)
6,585 6,583
1.00 x 1 Month USD LIBOR + 0.75%
BX Commercial Mortgage Trust 2019-XL
2.58%, 10/15/2036
(g)
4,777 4,798
1.00 x 1 Month USD LIBOR + 0.92%
BX Commercial Mortgage Trust 2020-BXLP
2.46%, 12/15/2036
(g)
9,000 9,004
1.00 x 1 Month USD LIBOR + 0.80%
BX Trust 2018-EXCL
2.75%, 09/15/2037
(g)
5,762 5,755
1.00 x 1 Month USD LIBOR + 1.09%
BX Trust 2019-CALM
2.53%, 11/15/2032
(g)
2,500 2,501
1.00 x 1 Month USD LIBOR + 0.88%
CAMB Commercial Mortgage Trust 2019-LIFE
2.73%, 12/15/2037
(g)
4,562 4,572
1.00 x 1 Month USD LIBOR + 1.07%
CGDB Commercial Mortgage Trust 2019-MOB
2.61%, 11/15/2036
(g)
6,500 6,496
1.00 x 1 Month USD LIBOR + 0.95%
Citigroup Commercial Mortgage Trust
2019-GC41
1.19%, 08/10/2056
(j),(k)
71,435 5,697
1.95%, 08/10/2056 3,699 3,746
Citigroup Commercial Mortgage Trust
2020-GC46
0.99%, 01/15/2053
(j),(k)
6,250 509
COMM 2018-HCLV Mortgage Trust
2.66%, 09/15/2033
(g)
10,120 10,098
1.00 x 1 Month USD LIBOR + 1.00%
CORE 2019-CORE Mortgage Trust
2.54%, 12/15/2031
(g)
6,100 6,098
1.00 x 1 Month USD LIBOR + 0.88%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
DBCG 2017-BBG Mortgage Trust
2.36%, 06/15/2034
(g)
$ 3,840 $ 3,833
1.00 x 1 Month USD LIBOR + 0.70%
Freddie Mac Multifamily Structured Pass
Through Certificates
0.97%, 05/25/2026
(j),(k)
73,709 3,986
1.31%, 07/25/2026
(j),(k)
12,098 869
GS Mortgage Securities Corp Trust 2019-SMP
2.81%, 08/15/2032
(g)
4,000 3,996
1.00 x 1 Month USD LIBOR + 1.15%
GS Mortgage Securities Corp Trust 2019-SOHO
2.56%, 06/15/2036
(g)
3,000 3,001
1.00 x 1 Month USD LIBOR + 0.90%
JP Morgan Chase Commercial Mortgage
Securities Trust 2019-BKWD
2.66%, 09/15/2029
(g)
5,000 5,002
1.00 x 1 Month USD LIBOR + 1.00%
UBS-Barclays Commercial Mortgage Trust
2012-C3
3.09%, 08/10/2049 2,994 3,092
$ 152,280
Federal & Federally Sponsored Credit - 2.06%
Federal Farm Credit Banks Funding Corp
1.61%, 06/28/2021
(l)
3,800 3,801
1 Month USD LIBOR + 0.01%
1.73%, 04/21/2021
(l)
11,000 11,013
1 Month USD LIBOR + 0.09%
1.73%, 12/23/2021
(l)
3,000 3,004
1 Month USD LIBOR + 0.10%
1.74%, 12/13/2021 2,100 2,102
1 Month USD LIBOR + 0.09%
1.75%, 11/18/2021
(l)
21,000 21,022
1 Month USD LIBOR + 0.18%
1.80%, 11/05/2021
(l)
35,000 35,061
1 Month USD LIBOR + 0.26%
$ 76,003
Finance - Mortgage Loan/Banker - 3.59%
Fannie Mae
1.64%, 01/29/2021
(l)
14,700 14,698
United States Secured Overnight Financing
Rate + 0.04%
1.68%, 10/30/2020
(l)
22,500 22,505
United States Secured Overnight Financing
Rate + 0.15%
Federal Home Loan Banks
1.63%, 12/20/2021
(l)
10,200 10,321
1.64%, 05/03/2021
(l)
20,500 20,499
1 Month USD LIBOR + (0.01)%
1.65%, 04/05/2021
(l)
22,500 22,502
1 Month USD LIBOR + (0.01)%
F reddie Mac
1.63%, 08/27/2021
(l)
42,000 41,987
United States Secured Overnight Financing
Rate + 0.09%
$ 132,512
Media - 0.08%
iHeartCommunications Inc
8.38%, 05/01/2027 2,601 2,825
Sovereign - 0.91%
Colombia Government International Bond
3.00%, 01/30/2030 975 984
Italy Buoni Poliennali Del Tesoro
1.30%, 05/15/2028
(g)
EUR 2,925 3,458
3.85%, 09/01/2049
(g)
1,510 2,305
Japanese Government CPI Linked Bond
0.10%, 03/10/2027 JPY 491,032 4,661
0.10%, 03/10/2028 628,020 5,965
0.10%, 03/10/2029 914,761 8,689

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2020 (unaudited)
See accompanying notes.
100
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Mexico Government International Bond
3.25%, 04/16/2030 $ 975 $ 1,002
New Zealand Government Inflation Linked Bond
2.50%, 09/20/2035 NZD 3,020 2,490
2.50%, 09/20/2040 907 783
Saudi Government International Bond
4.38%, 04/16/2029
(g)
$ 225 256
Spain Government Bond
0.50%, 04/30/2030
(g)
EUR 2,605 2,938
$ 33,531
TOTAL BONDS $ 397,151
COMMODITY INDEXED STRUCTURED
NOTES - 0.35%
Principal
Amount (000's) Value (000's)
Banks - 0.35%
Royal Bank of Canada; Dow Jones - UBS
Commodity Index Linked Note
1.58%, 05/18/2020
(g),(k)
$ 21,700 12,809
TOTAL COMMODITY INDEXED STRUCTURED NOTES $ 12,809
SENIOR FLOATING RATE INTERESTS
- 16.01%
Principal
Amount (000's) Value (000's)
Advertising - 0.32%
Advantage Sales & Marketing Inc
4.85%, 07/23/2021
(m)
$ 1,262 $ 1,218
3 Month USD LIBOR + 3.25%
4.85%, 07/23/2021
(m)
429 413
3 Month USD LIBOR + 3.25%
Affinion Group Inc
5.60%, 04/10/2024
(m)
743 611
1 Month USD LIBOR + 4.00%
Checkout Holding Corp
2.63%, 08/15/2023
(m)
245 90
3 Month USD LIBOR + 1.00%
9.13%, 02/15/2023
(m)
182 136
3 Month USD LIBOR + 7.50%
Clear Channel Outdoor Holdings Inc
5.10%, 08/07/2026
(m)
5,855 5,775
1 Month USD LIBOR + 3.50%
Outfront Media Capital LLC
3.40%, 11/18/2026
(m)
1,157 1,147
1 Month USD LIBOR + 1.75%
Red Ventures LLC
4.11%, 11/08/2024
(m)
631 619
1 Month USD LIBOR + 2.50%
Terrier Media Buyer Inc
6.15%, 12/17/2026
(m)
2,000 1,983
1 Month USD LIBOR + 4.25%
$ 11,992
Aerospace & Defense - 0.27%
Cobham
0.00%, 01/29/2027
(m),(n)
1,300 1,284
1 Month USD LIBOR + 3.50%
Sequa Mezzanine Holdings LLC
6.74%, 10/28/2021
(m)
3,453 3,440
3 Month USD LIBOR + 5.00%
10.77%, 04/28/2022
(m)
1,304 1,302
3 Month USD LIBOR + 9.00%
Transdigm, Inc
3.85%, 05/30/2025
(m)
983 958
1 Month USD LIBOR + 2.25%
3.85%, 12/24/2025
(m)
3,219 3,143
1 Month USD LIBOR + 2.25%
$ 10,127
Airlines - 0.16%
Allegiant Travel
4.71%, 02/05/2024
(m)
594 558
1 Month USD LIBOR + 3.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
American Airlines Inc
3.36%, 06/27/2025
(m)
$ 303 $ 288
3 Month USD LIBOR + 1.75%
3.60%, 04/28/2023
(m)
750 726
3 Month USD LIBOR + 2.00%
3.66%, 12/14/2023
(m)
1,630 1,577
3 Month USD LIBOR + 2.00%
Kestrel Bidco Inc
4.65%, 12/11/2026
(m)
2,750 2,644
3 Month USD LIBOR + 3.00%
$ 5,793
Apparel - 0.03%
Champ Acquisition Corp
7.44%, 12/17/2025
(m)
983 977
3 Month USD LIBOR + 5.50%
Automobile Parts & Equipment - 0.12%
Panther BF Aggregator 2 LP
5.14%, 04/30/2026
(m)
4,389 4,274
3 Month USD LIBOR + 3.50%
Basic Materials - 0.05%
Innophos Holdings
5.42%, 02/04/2027
(m)
1,920 1,901
1 Month USD LIBOR + 3.75%
Beverages - 0.04%
Jacobs Douwe Egberts International BV
3.69%, 10/23/2025
(m)
1,400 1,390
3 Month USD LIBOR + 2.00%
Biotechnology - 0.17%
Concordia International Corp
7.45%, 09/06/2024
(m)
6,573 6,146
1 Week USD LIBOR + 5.50%
Building Materials - 0.16%
Gardner Denver
0.00%, 02/05/2027
(m),(n)
2,367 2,328
1 Month USD LIBOR + 1.75%
Quikrete Holdings Inc
4.10%, 02/01/2027
(m)
3,812 3,734
3 Month USD LIBOR + 2.75%
$ 6,062
Chemicals - 0.06%
ASP Unifrax Holdings Inc
5.69%, 12/12/2025
(m)
1,586 1,443
3 Month USD LIBOR + 3.75%
INEOS US Finance LLC
3.60%, 03/31/2024
(m)
236 231
3 Month USD LIBOR + 2.00%
Minerals Technologies Inc
4.75%, 05/09/2021
(m)
415 413
Tronox Finance LLC
4.49%, 09/13/2024
(m)
33 32
3 Month USD LIBOR + 3.00%
$ 2,119
Coal - 0.02%
Peabody Energy Corp
4.35%, 03/31/2025
(m)
954 639
3 Month USD LIBOR + 2.75%
Commercial Services - 0.61%
Belron Finance
4.27%, 10/25/2026
(m)
1,000 995
1 Month USD LIBOR + 2.50%
Fly Funding
3.48%, 08/09/2025
(m)
1,457 1,435
3 Month USD LIBOR + 1.75%
Garda World Security
6.39%, 10/23/2026
(m)
606 603
1 Month USD LIBOR + 4.75%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2020 (unaudited)
See accompanying notes.
101
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
PAREXEL International Corp
4.35%, 08/09/2024
(m)
$ 2,380 $ 2,305
3 Month USD LIBOR + 2.75%
Refinitiv US Holdings Inc
4.88%, 10/01/2025
(m)
3,603 3,592
1 Month USD LIBOR + 3.25%
Sabert Corp
6.19%, 11/26/2026
(m)
1,000 995
1 Month USD LIBOR + 4.50%
Syniverse Holdings Inc
6.87%, 02/09/2023
(m)
2,808 2,566
3 Month USD LIBOR + 5.00%
10.87%, 02/09/2024
(m)
2,350 1,637
3 Month USD LIBOR + 9.00%
Team Health Holdings Inc
4.35%, 02/06/2024
(m)
1,383 1,043
3 Month USD LIBOR + 2.75%
Trans Union LLC
3.35%, 11/13/2026
(m)
2,291 2,269
1 Month USD LIBOR + 1.75%
Verscend Holding Corp
6.10%, 08/08/2025
(m)
2,214 2,203
3 Month USD LIBOR + 4.50%
Wand NewCo 3 Inc
4.65%, 02/05/2026
(m)
2,001 1,959
1 Month USD LIBOR + 3.00%
WEX Inc
3.85%, 05/14/2026
(m)
913 901
3 Month USD LIBOR + 2.25%
$ 22,503
Computers - 0.77%
Dell International LLC
3.61%, 09/12/2025
(m)
6,079 6,001
1 Month USD LIBOR + 2.00%
Diebold Nixdorf Inc
10.88%, 08/31/2022
(m)
2,611 2,724
3 Month USD LIBOR + 9.25%
Harland Clarke Holdings Corp
0.00%, 11/03/2023
(m),(n)
1,444 1,136
3 Month USD LIBOR + 4.75%
iQor US Inc
6.91%, 04/01/2021
(m)
918 768
3 Month USD LIBOR + 5.00%
McAfee LLC
5.35%, 09/30/2024
(m)
8,357 8,261
3 Month USD LIBOR + 3.75%
10.10%, 09/29/2025
(m)
656 655
3 Month USD LIBOR + 8.50%
NCR Corp
4.11%, 08/07/2026
(m)
998 992
1 Month USD LIBOR + 2.50%
NeuStar Inc
5.10%, 08/08/2024
(m)
799 726
3 Month USD LIBOR + 3.50%
Perforce Software Inc
5.35%, 07/01/2026
(m)
998 980
1 Month USD LIBOR + 3.75%
Presidio Holdings Inc
5.28%, 01/15/2027
(m)
1,100 1,084
1 Month USD LIBOR + 3.50%
Reynolds Consumer
3.50%, 01/29/2027
(m)
1,102 1,088
1 Month USD LIBOR + 1.75%
Tempo Acquisition LLC
4.40%, 05/01/2024
(m)
2,207 2,175
3 Month USD LIBOR + 3.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Western Digital Corp
3.35%, 04/29/2023
(m)
$ 1,760 $ 1,734
1 Month USD LIBOR + 1.75%
$ 28,324
Consumer Products - 0.06%
KIK Custom Products Inc
5.60%, 05/15/2023
(m)
2,125 2,090
3 Month USD LIBOR + 4.00%
Cosmetics & Personal Care - 0.15%
Coty Inc
3.17%, 04/05/2023
(m)
3,084 3,014
1 Month USD LIBOR + 1.75%
Revlon Consumer Products Corp
5.18%, 07/21/2023
(m)
3,689 2,472
1 Month USD LIBOR + 3.50%
$ 5,486
Distribution & Wholesale - 0.08%
Core & Main LP
4.51%, 08/01/2024
(m)
1,466 1,440
3 Month USD LIBOR + 3.00%
IAA Inc
3.88%, 05/22/2026
(m)
209 208
3 Month USD LIBOR + 2.25%
KAR Auction Services Inc
3.94%, 09/11/2026
(m)
279 277
1 Month USD LIBOR + 2.25%
Univar Solutions USA Inc/Washington
3.85%, 07/01/2024
(m)
1,138 1,119
3 Month USD LIBOR + 2.25%
$ 3,044
Diversified Financial Services - 0.22%
American Express
0.00%, 02/26/2027
(m),(n)
408 399
Avolon TLB Borrower
3.15%, 02/05/2027
(m)
2,459 2,410
1 Month USD LIBOR + 1.50%
Avolon TLB Borrower 1 US LLC
3.40%, 01/15/2025
(m)
1,942 1,919
3 Month USD LIBOR + 1.75%
Ditech Holding Corp
0.00%, 06/30/2022
(e),(m)
1,523 620
3 Month USD LIBOR + 6.00%
RPI Finance Trust
0.00%, 02/05/2027
(m),(n)
734 729
1 Month USD LIBOR + 1.75%
3.42%, 02/05/2027
(m)
2,056 2,053
1 Month USD LIBOR + 1.75%
$ 8,130
Electric - 0.19%
Calpine Corp
3.60%, 08/12/2026
(m)
1,945 1,910
3 Month USD LIBOR + 2.50%
4.20%, 01/15/2024
(m)
831 816
1 Month USD LIBOR + 2.25%
Exgen Renewables IV LLC
4.62%, 11/28/2024
(m)
988 982
3 Month USD LIBOR + 3.00%
Vistra Operations Co LLC
3.40%, 12/31/2025
(m)
3,230 3,189
1 Month USD LIBOR + 1.75%
$ 6,897
Electrical Components & Equipment - 0.01%
Energizer Holdings Inc
3.94%, 12/17/2025
(m)
235 234
3 Month USD LIBOR + 2.25%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2020 (unaudited)
See accompanying notes.
102
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Electronics - 0.03%
TTM Technologies Inc
4.16%, 09/13/2024
(m)
$ 1,307 $ 1,291
3 Month USD LIBOR + 2.50%
Engineering & Construction - 0.08%
Atlantic Aviation FBO Inc
5.36%, 11/28/2025
(m)
743 740
3 Month USD LIBOR + 3.75%
Brand Industrial Services Inc
6.09%, 06/21/2024
(m)
380 371
3 Month USD LIBOR + 4.25%
Standard Aero
5.21%, 04/06/2026
(m)
1,297 1,270
1 Month USD LIBOR + 3.50%
5.21%, 04/06/2026
(m)
698 683
1 Month USD LIBOR + 3.50%
$ 3,064
Entertainment - 1.20%
AMC Entertainment Holdings Inc
4.61%, 03/20/2026
(m)
4,392 4,241
3 Month USD LIBOR + 3.00%
CCM Merger Inc
3.85%, 08/08/2021
(m)
3,185 3,179
3 Month USD LIBOR + 2.25%
CEOC LLC
3.65%, 10/06/2024
(m)
1,633 1,624
3 Month USD LIBOR + 2.00%
Cineworld Ltd
0.00%, 02/05/2027
(m),(n)
4,570 4,243
Formula One Management Ltd
4.10%, 02/01/2024
(m)
8,452 8,156
3 Month USD LIBOR + 2.50%
Lions Gate Capital Holdings LLC
3.85%, 03/24/2025
(m)
477 462
3 Month USD LIBOR + 2.25%
Merlin Entertainment
0.00%, 10/16/2026
(m),(n)
1,414 1,358
Metro-Goldwyn-Mayer Inc
4.11%, 07/03/2025
(m)
3,077 3,046
3 Month USD LIBOR + 2.50%
6.11%, 07/03/2026
(m)
1,500 1,462
3 Month USD LIBOR + 4.50%
Nascar Holdings LLC
4.39%, 10/19/2026
(m)
1,651 1,641
3 Month USD LIBOR + 2.75%
PCI Gaming Authority
4.10%, 05/29/2026
(m)
1,757 1,741
3 Month USD LIBOR + 3.00%
Penn National Gaming Inc
3.85%, 08/14/2025
(m)
1,484 1,462
3 Month USD LIBOR + 2.25%
Scientific Games International Inc
4.37%, 08/14/2024
(m)
5,284 5,116
3 Month USD LIBOR + 2.75%
Stars Group Holdings BV
5.44%, 06/27/2025
(m)
4,777 4,760
3 Month USD LIBOR + 3.50%
William Morris Endeavor Entertainment LLC
4.40%, 05/16/2025
(m)
1,948 1,882
3 Month USD LIBOR + 2.75%
$ 44,373
Environmental Control - 0.25%
Advanced Disposal Services Inc
3.83%, 11/10/2023
(m)
3,198 3,189
3 Month USD LIBOR + 2.25%
GFL Environmental Inc
5.27%, 05/09/2025
(m)
6,091 5,967
3 Month USD LIBOR + 3.00%
$ 9,156
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Food - 0.34%
Atkins Nutritionals Holdings Inc
5.40%, 07/07/2024
(m)
$ 2,351 $ 2,345
1 Month USD LIBOR + 3.75%
Bellring Brands LLC
6.60%, 10/10/2024
(m)
1,000 1,005
1 Month USD LIBOR + 5.00%
CHG PPC Parent LLC
4.35%, 03/30/2025
(m)
243 237
3 Month USD LIBOR + 2.75%
Froneri International
3.85%, 01/29/2027
(m)
2,500 2,456
1 Month USD LIBOR + 2.25%
7.40%, 01/28/2028
(m)
500 499
1 Month USD LIBOR + 5.75%
US Foods Inc
3.40%, 06/27/2023
(m)
6,174 6,091
1 Month USD LIBOR + 1.75%
$ 12,633
Food Service - 0.02%
8th Avenue Food & Provisions Inc
5.40%, 09/19/2025
(m)
891 886
3 Month USD LIBOR + 3.75%
Hand & Machine Tools - 0.01%
Apex Tool Group LLC
7.10%, 08/01/2024
(m)
561 532
3 Month USD LIBOR + 5.50%
Healthcare - Products - 0.23%
Carestream Health Inc
7.65%, 02/28/2021
(m)
1,932 1,849
3 Month USD LIBOR + 5.75%
11.15%, 06/07/2021
(m)
570 504
3 Month USD LIBOR + 9.50%
CPI Holdco LLC
6.19%, 10/28/2026
(m)
1,705 1,709
1 Month USD LIBOR + 4.25%
Viant Medical Holdings Inc
5.69%, 07/02/2025
(m)
2,203 2,117
3 Month USD LIBOR + 3.75%
VVC Holding Corp
6.16%, 02/07/2026
(m)
950 938
3 Month USD LIBOR + 4.50%
Vyaire Medical Inc
6.66%, 04/11/2025
(m)
1,436 1,210
3 Month USD LIBOR + 4.75%
$ 8,327
Healthcare - Services - 1.27%
AHP Health Partners Inc
6.10%, 06/16/2025
(m)
1,430 1,434
3 Month USD LIBOR + 4.50%
Air Medical Group Holdings Inc
4.93%, 04/28/2022
(m)
3,522 3,320
3 Month USD LIBOR + 3.25%
Air Methods Corp
5.44%, 04/12/2024
(m)
1,411 1,161
3 Month USD LIBOR + 3.50%
Brightspring Health
4.92%, 03/05/2026
(m)
3,022 2,971
1 Month USD LIBOR + 3.25%
BW NHHC Holdco Inc
6.62%, 05/15/2025
(m)
749 633
3 Month USD LIBOR + 5.00%
Catalent Pharma Solutions Inc
3.85%, 05/08/2026
(m)
993 978
3 Month USD LIBOR + 2.25%
Davita, Inc
3.35%, 08/12/2026
(m)
1,995 1,970
1 Month USD LIBOR + 1.75%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2020 (unaudited)
See accompanying notes.
103
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Envision Healthcare Corp
5.35%, 10/10/2025
(m)
$ 3,390 $ 2,719
3 Month USD LIBOR + 3.75%
Eyecare Partners LLC
5.42%, 02/05/2027
(m)
892 876
1 Month USD LIBOR + 3.75%
Gentiva Health Services Inc
4.88%, 07/02/2025
(m)
5,378 5,324
1 Month USD LIBOR + 3.25%
HCA Inc
3.35%, 03/13/2025
(m)
1,677 1,672
1 Month USD LIBOR + 1.75%
3.35%, 03/17/2026
(m)
2,600 2,590
1 Month USD LIBOR + 1.75%
Heartland Dental LLC
4.94%, 04/18/2025
(m)
122 120
3 Month USD LIBOR + 3.75%
Jaguar Holding Co II
4.10%, 08/18/2022
(m)
6,598 6,538
3 Month USD LIBOR + 2.50%
LifePoint Health Inc
5.40%, 11/14/2025
(m)
8,236 8,154
1 Month USD LIBOR + 3.75%
MMM Holdings LLC
7.69%, 10/30/2026
(m)
1,250 1,216
1 Month USD LIBOR + 5.75%
New Millennium Holdco Inc
8.10%, 12/21/2020
(m)
650 291
3 Month USD LIBOR + 6.50%
Quorum Health Corp
8.53%, 04/29/2022
(m)
367 360
3 Month USD LIBOR + 6.75%
Select Medical Corp
4.67%, 03/06/2025
(m)
3,229 3,196
3 Month USD LIBOR + 2.50%
Syneos Health Inc
3.40%, 08/01/2024
(m)
1,256 1,244
3 Month USD LIBOR + 2.00%
$ 46,767
Holding Companies - Diversified - 0.05%
Travelport Finance Luxembourg Sarl
6.94%, 03/18/2026
(m)
2,240 1,699
3 Month USD LIBOR + 5.00%
Insurance - 0.23%
Acrisure LLC
5.21%, 02/12/2027
(m)
2,561 2,518
1 Month USD LIBOR + 3.50%
Alliant Holdings Intermediate LLC
4.60%, 05/09/2025
(m)
2,181 2,134
3 Month USD LIBOR + 3.00%
BroadStreet Partners Inc
4.87%, 01/22/2027
(m)
1,122 1,110
1 Month USD LIBOR + 3.25%
HUB International Ltd
4.54%, 04/25/2025
(m)
2,039 1,979
3 Month USD LIBOR + 3.00%
5.69%, 04/25/2025
(m)
575 573
1 Month USD LIBOR + 4.00%
$ 8,314
Internet - 0.14%
Ancestry.com Operations Inc
5.36%, 10/19/2023
(m)
1,830 1,684
1 Month USD LIBOR + 3.75%
ProQuest LLC
5.10%, 10/16/2026
(m)
1,200 1,194
1 Month USD LIBOR + 3.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Uber Technologies Inc
5.11%, 07/13/2023
(m)
$ 1,902 $ 1,881
3 Month USD LIBOR + 3.50%
5.64%, 04/04/2025
(m)
581 577
3 Month USD LIBOR + 4.00%
$ 5,336
Leisure Products & Services - 0.37%
Alterra Mountain Co
4.35%, 07/31/2024
(m)
4,042 3,961
1 Month USD LIBOR + 2.75%
Callaway Golf Co
6.15%, 12/17/2025
(m)
1,395 1,388
3 Month USD LIBOR + 4.50%
ClubCorp Holdings Inc
4.69%, 08/16/2024
(m)
1,135 1,052
3 Month USD LIBOR + 2.75%
Equinox Holdings Inc
4.60%, 03/08/2024
(m)
1,766 1,736
3 Month USD LIBOR + 3.00%
Fitness International LLC
3.90%, 01/08/2025
(m)
1,639 1,633
3 Month USD LIBOR + 2.50%
Life Time Inc
4.36%, 06/10/2022
(m)
3,029 2,980
3 Month USD LIBOR + 2.75%
Sabre GLBL Inc
3.60%, 02/22/2024
(m)
957 913
3 Month USD LIBOR + 2.00%
$ 13,663
Lodging - 0.42%
Boyd Gaming Corp
3.83%, 09/15/2023
(m)
4,225 4,164
3 Month USD LIBOR + 2.25%
Caesars Resort Collection LLC
4.35%, 12/22/2024
(m)
5,837 5,623
3 Month USD LIBOR + 2.75%
CityCenter Holdings LLC
3.85%, 04/18/2024
(m)
2,500 2,467
3 Month USD LIBOR + 2.25%
Hilton Worldwide Finance LLC
3.38%, 06/18/2026
(m)
1,829 1,807
3 Month USD LIBOR + 1.75%
Wyndham Hotels & Resorts Inc
3.35%, 05/30/2025
(m)
1,479 1,463
3 Month USD LIBOR + 1.75%
$ 15,524
Machinery - Construction & Mining - 0.09%
North American Lifting Holdings Inc
6.44%, 11/27/2020
(m)
2,501 2,197
3 Month USD LIBOR + 4.50%
Vertiv Group Corp
0.00%, 02/11/2027
(m),(n)
1,250 1,238
$ 3,435
Machinery - Diversified - 0.11%
Altra Industrial Motion Corp
3.60%, 09/26/2025
(m)
430 425
3 Month USD LIBOR + 2.00%
Columbus McKinnon Corp/NY
4.44%, 01/31/2024
(m)
997 997
3 Month USD LIBOR + 2.50%
NN Inc
6.85%, 10/19/2022
(m)
658 646
1 Month USD LIBOR + 5.25%
6.85%, 10/19/2022
(m)
1,015 996
1 Month USD LIBOR + 5.25%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2020 (unaudited)
See accompanying notes.
104
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified (continued)
RBS Global Inc
3.38%, 08/21/2024
(m)
$ 960 $ 956
1 Month USD LIBOR + 1.75%
$ 4,020
Media - 1.20%
Altice Financing SA
4.41%, 07/15/2025
(m)
2,324 2,241
3 Month USD LIBOR + 2.75%
Charter Communications Operating LLC
3.36%, 02/01/2027
(m)
5,908 5,819
1 Month USD LIBOR + 1.75%
CSC Holdings LLC
3.91%, 07/17/2025
(m)
497 491
3 Month USD LIBOR + 2.25%
4.16%, 04/27/2027
(m)
1,481 1,463
1 Month USD LIBOR + 2.50%
Cumulus Media New Holdings Inc
5.35%, 03/18/2026
(m)
1,331 1,301
1 Month USD LIBOR + 3.75%
Entercom Media Corp
4.10%, 11/18/2024
(m)
1,107 1,092
1 Month USD LIBOR + 2.50%
EW Scripps Co/The
4.10%, 05/01/2026
(m)
2,481 2,466
1 Month USD LIBOR + 2.50%
Gray Television Inc
3.91%, 02/02/2024
(m)
2,053 2,033
3 Month USD LIBOR + 2.25%
4.16%, 11/02/2025
(m)
637 632
3 Month USD LIBOR + 2.50%
Houghton Mifflin Harcourt Publishers Inc
7.89%, 11/19/2024
(m)
1,500 1,491
1 Month USD LIBOR + 6.25%
iHeartCommunications Inc
4.66%, 05/01/2026
(m)
6,885 6,747
1 Month USD LIBOR + 4.00%
LCPR Loan Financing LLC
6.66%, 10/22/2026
(m)
1,815 1,821
1 Month USD LIBOR + 5.00%
McGraw-Hill Global Education Holdings LLC
5.60%, 05/04/2022
(m)
2,755 2,586
3 Month USD LIBOR + 4.00%
Mediacom Illinois LLC
3.34%, 02/15/2024
(m)
477 472
3 Month USD LIBOR + 1.75%
Meredith Corp
4.10%, 01/31/2025
(m)
2,091 2,068
1 Month USD LIBOR + 2.50%
Mission Broadcasting Inc
3.91%, 01/17/2024
(m)
401 398
3 Month USD LIBOR + 2.25%
Nexstar Broadcasting Inc
3.85%, 01/17/2024
(m)
1,791 1,778
3 Month USD LIBOR + 2.25%
4.40%, 09/21/2026
(m)
1,895 1,876
1 Month USD LIBOR + 2.75%
Nielsen Finance LLC
3.67%, 10/04/2023
(m)
1,930 1,910
3 Month USD LIBOR + 2.00%
Sinclair Television Group Inc
3.86%, 01/03/2024
(m)
2,475 2,425
3 Month USD LIBOR + 2.25%
4.16%, 07/17/2026
(m)
998 978
1 Month USD LIBOR + 2.50%
Ziggo BV
4.16%, 04/17/2028
(m)
2,125 2,058
1 Month USD LIBOR + 2.50%
$ 44,146
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Mining - 0.00%
Covia Holdings Corp
5.87%, 04/09/2025
(m)
$ 153 $ 114
3 Month USD LIBOR + 3.75%
Miscellaneous Manufacturers - 0.06%
Gates Global LLC
4.35%, 03/31/2024
(m)
2,242 2,197
3 Month USD LIBOR + 2.75%
Office & Business Equipment - 0.03%
Pitney Bowes
7.16%, 01/17/2025
(m)
1,110 1,094
1 Month USD LIBOR + 5.50%
Oil & Gas - 0.36%
California Resources Corp
6.36%, 11/14/2022
(m)
4,375 3,715
1 Month USD LIBOR + 4.75%
11.99%, 12/31/2021
(m)
764 384
1 Month USD LIBOR + 10.37%
Delek US Holdings Inc
3.85%, 03/14/2025
(m)
1,489 1,459
3 Month USD LIBOR + 2.25%
Fieldwood Energy LLC
7.03%, 04/11/2022
(m)
6,028 4,672
3 Month USD LIBOR + 5.25%
9.03%, 04/11/2023
(m)
3,648 1,842
3 Month USD LIBOR + 7.25%
Gulf Finance LLC
7.02%, 08/17/2023
(m)
1,837 1,380
3 Month USD LIBOR + 5.25%
$ 13,452
Oil & Gas Services - 0.04%
PGS ASA
8.66%, 03/19/2023
(m)
1,675 1,614
3 Month USD LIBOR + 5.50%
Packaging & Containers - 0.32%
Berry Global Inc
3.67%, 01/19/2024
(m)
1,443 1,421
1 Month USD LIBOR + 2.00%
3.67%, 07/01/2026
(m)
2,559 2,513
1 Month USD LIBOR + 2.00%
Kloeckner Pentaplast of America Inc
6.01%, 06/29/2022
(m)
2,371 2,059
3 Month USD LIBOR + 4.25%
Reynolds Group Holdings Inc
4.35%, 02/05/2023
(m)
5,819 5,754
3 Month USD LIBOR + 2.75%
$ 11,747
Pharmaceuticals - 0.75%
Akorn Inc
11.69%, 04/16/2021
(m)
900 867
1 Month USD LIBOR + 9.25%
Amneal Pharmaceuticals LLC
5.12%, 03/21/2025
(m)
948 835
3 Month USD LIBOR + 3.50%
Bausch Health Americas Inc
4.41%, 11/14/2025
(m)
3,844 3,819
3 Month USD LIBOR + 2.75%
4.66%, 05/19/2025
(m)
6,011 5,969
3 Month USD LIBOR + 3.00%
Change Healthcare Holdings LLC
4.13%, 03/01/2024
(m)
7,241 7,088
1 Month USD LIBOR + 2.50%
Elanco Animal Health
0.00%, 02/04/2027
(m),(n)
1,800 1,779
Grifols Worldwide Operations USA Inc
3.58%, 11/08/2027
(m)
3,233 3,203
1 Month USD LIBOR + 2.00%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2020 (unaudited)
See accompanying notes.
105
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Mallinckrodt International Finance SA
0.00%, 03/24/2024
(i),(m),(n)
$ 1,351 $ 1,351
4.69%, 09/24/2024
(m)
1,862 1,654
3 Month USD LIBOR + 2.75%
4.70%, 02/24/2025
(m)
1,267 1,111
3 Month USD LIBOR + 3.00%
$ 27,676
Pipelines - 0.20%
BCP Renaissance Parent LLC
5.44%, 10/31/2024
(m)
1,433 1,254
3 Month USD LIBOR + 3.50%
Blackstone CQP Holdco LP
5.41%, 09/30/2024
(m)
2,490 2,433
3 Month USD LIBOR + 3.50%
Buckeye Partners LP
4.40%, 11/15/2026
(m)
2,350 2,319
1 Month USD LIBOR + 2.75%
Traverse Midstream Partners LLC
5.61%, 09/21/2024
(m)
1,466 1,216
3 Month USD LIBOR + 4.00%
$ 7,222
Real Estate - 0.13%
Brookfield Retail Holdings VII Sub 3 LLC
3.85%, 08/28/2023
(m)
4,016 4,001
3 Month USD LIBOR + 2.25%
Realogy Group LLC
3.90%, 02/08/2025
(m)
966 925
3 Month USD LIBOR + 2.25%
$ 4,926
REITs - 0.04%
Blackstone Mortgage Trust Inc
3.85%, 04/23/2026
(m)
1,493 1,478
1 Month USD LIBOR + 2.25%
Retail - 0.81%
1011778 BC ULC
3.35%, 11/14/2026
(m)
9,336 9,173
1 Month USD LIBOR + 1.75%
Academy Ltd
5.66%, 07/01/2022
(m)
2,198 1,742
3 Month USD LIBOR + 4.00%
Arby's Restaurant Group
4.38%, 02/05/2025
(m)
1,243 1,209
1 Month USD LIBOR + 2.75%
Belk Inc
8.80%, 07/31/2025
(m)
2,855 1,949
1 Month USD LIBOR + 6.75%
BJ's Wholesale Club Inc
3.90%, 02/03/2024
(m)
1,085 1,074
1 Month USD LIBOR + 2.75%
Carrols Restaurant Group Inc
4.87%, 04/03/2026
(m)
1,990 1,890
3 Month USD LIBOR + 3.25%
EG America LLC
5.96%, 02/07/2025
(m)
1,228 1,192
3 Month USD LIBOR + 4.00%
Petco Animal Supplies Inc
5.03%, 01/26/2023
(m)
571 452
3 Month USD LIBOR + 3.25%
PetSmart Inc
5.66%, 03/11/2022
(m)
6,986 6,895
1 Month USD LIBOR + 4.00%
Serta Simmons Bedding LLC
5.15%, 10/20/2023
(m)
2,124 1,235
3 Month USD LIBOR + 3.50%
9.63%, 11/08/2024
(m)
470 127
3 Month USD LIBOR + 8.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
SRS Distribution Inc
4.60%, 05/19/2025
(m)
$ 1,152 $ 1,117
3 Month USD LIBOR + 3.25%
Whatabrands LLC
4.42%, 08/02/2026
(m)
2,047 2,006
1 Month USD LIBOR + 2.75%
$ 30,061
Semiconductors - 0.08%
Bright Bidco BV
5.33%, 06/30/2024
(m)
2,081 977
3 Month USD LIBOR + 3.50%
Macom Technology
0.00%, 05/17/2024
(m),(n)
630 604
3 Month USD LIBOR + 2.25%
Microchip Technology Inc
3.61%, 05/29/2025
(m)
575 571
3 Month USD LIBOR + 2.00%
MKS Instruments Inc
3.35%, 02/26/2026
(m)
666 656
1 Month USD LIBOR + 1.75%
ON Semiconductor Corp
3.60%, 09/16/2026
(m)
262 258
1 Month USD LIBOR + 2.00%
$ 3,066
Software - 2.12%
Blackboard Inc
7.74%, 06/30/2024
(m)
2,993 2,843
1 Month USD LIBOR + 6.00%
Boxer Parent Co Inc
5.85%, 10/02/2025
(m)
2,381 2,283
3 Month USD LIBOR + 4.25%
Camelot Finance SA
4.90%, 10/28/2026
(m)
1,211 1,203
1 Month USD LIBOR + 3.25%
Cengage Learning Inc
5.85%, 06/07/2023
(m)
5,267 4,849
3 Month USD LIBOR + 4.25%
Ceridian HCM Holding Inc
4.10%, 04/04/2025
(m)
1,529 1,506
3 Month USD LIBOR + 3.00%
Compuware Corp
5.60%, 08/08/2025
(m)
992 992
1 Month USD LIBOR + 4.00%
DiscoverOrg LLC
5.60%, 02/02/2026
(m)
1,644 1,639
3 Month USD LIBOR + 4.50%
DTI Holdco Inc
6.53%, 10/02/2023
(m)
797 742
3 Month USD LIBOR + 4.75%
Dun & Bradstreet Corp/The
5.61%, 02/06/2026
(m)
1,000 1,002
3 Month USD LIBOR + 5.00%
Dynatrace LLC
4.38%, 08/08/2025
(m)
606 601
1 Month USD LIBOR + 2.75%
Epicor Software Corp
4.86%, 05/12/2022
(m)
4,497 4,458
3 Month USD LIBOR + 3.25%
Evergreen Skills Lux Sarl
6.53%, 04/23/2021
(m)
5,015 3,962
3 Month USD LIBOR + 4.75%
10.03%, 04/28/2022
(m)
804 157
3 Month USD LIBOR + 8.25%
Finastra USA Inc
5.28%, 06/13/2024
(m)
4,337 4,127
3 Month USD LIBOR + 3.50%
9.03%, 04/28/2025
(m)
200 190
3 Month USD LIBOR + 7.25%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2020 (unaudited)
See accompanying notes.
106
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Greeneden US Holdings II LLC
4.88%, 12/01/2023
(m)
$ 3,069 $ 3,028
3 Month USD LIBOR + 3.25%
Greenway Health LLC
5.69%, 02/16/2024
(m)
268 217
3 Month USD LIBOR + 4.25%
Infor US Inc
4.69%, 02/01/2022
(m)
5,139 5,099
3 Month USD LIBOR + 2.75%
Informatica LLC
0.00%, 02/14/2027
(m),(n)
4,027 3,937
Kronos Inc/MA
4.76%, 11/01/2023
(m)
1,505 1,492
3 Month USD LIBOR + 3.00%
MA FinanceCo LLC
3.85%, 11/19/2021
(m)
650 642
3 Month USD LIBOR + 2.25%
4.10%, 06/21/2024
(m)
695 658
3 Month USD LIBOR + 2.50%
Project Boost Purchaser LLC
5.10%, 05/22/2026
(m)
996 968
3 Month USD LIBOR + 3.50%
Rackspace Hosting Inc
4.76%, 11/03/2023
(m)
5,738 5,468
3 Month USD LIBOR + 3.00%
Riverbed Technology Inc
0.00%, 04/24/2022
(m),(n)
1,980 1,792
US LIBOR + 3.25%
RP Crown Parent LLC
4.35%, 10/12/2023
(m)
1,923 1,903
3 Month USD LIBOR + 2.75%
Seattle SpinCo Inc
4.10%, 06/21/2024
(m)
4,692 4,446
3 Month USD LIBOR + 2.50%
Sophia LP
5.19%, 09/30/2022
(m)
3,062 3,038
3 Month USD LIBOR + 3.25%
SS&C European Holdings Sarl
3.75%, 04/16/2025
(m)
930 916
3 Month USD LIBOR + 2.25%
SS&C Technologies Inc
3.35%, 04/16/2025
(m)
2,303 2,273
3 Month USD LIBOR + 2.25%
4.35%, 04/16/2025
(m)
2,143 2,113
3 Month USD LIBOR + 2.25%
TIBCO Sorftware, Inc
0.00%, 06/30/2026
(m),(n)
5,133 5,069
Ultimate Software Group Inc/The
5.35%, 05/03/2026
(m)
2,244 2,234
3 Month USD LIBOR + 3.75%
Zelis Payments Buyer Inc
6.35%, 09/25/2026
(m)
2,250 2,232
1 Month USD LIBOR + 4.75%
$ 78,079
Telecommunications - 1.35%
Altice France SA/France
5.66%, 08/14/2026
(m)
3,950 3,861
3 Month USD LIBOR + 4.00%
Avaya Inc
5.90%, 12/16/2024
(m)
4,342 4,118
3 Month USD LIBOR + 4.25%
Centurylink, Inc
3.60%, 01/31/2025
(m)
1,350 1,345
1 Month USD LIBOR + 2.00%
3.85%, 03/15/2027
(m)
7,608 7,374
1 Month USD LIBOR + 2.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
CommScope Inc
4.85%, 02/06/2026
(m)
$ 2,785 $ 2,736
3 Month USD LIBOR + 3.25%
Connect Finco SARL
6.14%, 09/23/2026
(m)
1,875 1,854
1 Month USD LIBOR + 4.50%
Consolidated Communications Inc
4.61%, 10/05/2023
(m)
338 319
3 Month USD LIBOR + 3.00%
Frontier Communications Corp
5.40%, 06/15/2024
(m)
3,766 3,773
3 Month USD LIBOR + 3.75%
Intelsat Jackson Holdings SA
5.68%, 11/27/2023
(m)
5,176 5,103
1 Month USD LIBOR + 3.75%
6.62%, 01/15/2024
(m)
2,425 2,437
Intrado Corp
5.10%, 10/10/2024
(m)
337 264
3 Month USD LIBOR + 3.50%
5.64%, 10/10/2024
(m)
1,053 834
3 Month USD LIBOR + 4.00%
Iridium Satellite LLC
5.35%, 10/16/2026
(m)
2,607 2,603
1 Month USD LIBOR + 3.75%
Maxar Technologies Ltd
4.36%, 10/05/2024
(m)
1,894 1,775
3 Month USD LIBOR + 2.75%
MLN US Holdco LLC
6.16%, 11/30/2025
(m)
748 704
3 Month USD LIBOR + 4.50%
Plantronics Inc
4.10%, 06/02/2025
(m)
1,544 1,412
3 Month USD LIBOR + 2.50%
Sprint Communications Inc
4.13%, 02/02/2024
(m)
4,315 4,272
1 Month USD LIBOR + 2.50%
4.62%, 02/02/2024
(m)
2,475 2,453
3 Month USD LIBOR + 3.00%
Windstream Services LLC
4.11%, 03/08/2021
(m)
1,000 999
3 Month USD LIBOR + 2.50%
Zayo Group Holdings
0.00%, 02/19/2027
(m),(n)
1,500 1,463
1 Month USD LIBOR + 3.00%
$ 49,699
Transportation - 0.19%
American Commercial
9.00%, 02/11/2027
(i),(m)
24 23
1 Month USD LIBOR + 7.00%
CEVA Logistics Finance BV
6.94%, 08/04/2025
(m)
737 545
3 Month USD LIBOR + 5.00%
Commercial Barge Line Co
0.00%, 11/12/2020
(e),(m)
519 176
3 Month USD LIBOR + 8.75%
Genesee & Wyoming Inc
3.96%, 11/06/2026
(m)
3,000 2,980
1 Month USD LIBOR + 2.00%
HGIM Corp
7.71%, 07/02/2023
(m)
1,282 937
3 Month USD LIBOR + 6.00%
Savage Enterprises
0.00%, 08/01/2025
(m),(n)
1,408 1,403
1 Month USD LIBOR + 3.00%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2020 (unaudited)
See accompanying notes.
107
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
XPO Logistics Inc
3.61%, 02/24/2025
(m)
$ 1,144 $ 1,129
3 Month USD LIBOR + 2.00%
$ 7,193
TOTAL SENIOR FLOATING RATE INTERESTS $ 590,912
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 17.93%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 3.03%
1.13%, 04/30/2020 $ 2,000 $ 1,999
1.65%, 04/30/2021
(l)
15,000 15,005
US Treasury 3 Month Bill Money Market
Yield + 0.28%
1.73%, 07/31/2021
(l),(o)
24,600 24,649
US Treasury 3 Month Bill Money Market
Yield + 0.22%
1.75%, 12/31/2020
(l)
7,000 7,035
1.81%, 10/31/2021
(l),(p)
48,000 48,180
US Treasury 3 Month Bill Money Market
Yield + 0.60%
2.50%, 06/30/2020
(l)
15,000 15,057
$ 111,925
U.S. Treasury Bill - 0.68%
1.57%, 03/17/2020
(l),(q)
25,000 24,985
U.S. Treasury Inflation-Indexed Obligations - 14.22%
0.13%, 01/15/2022 19,861 20,009
0.13%, 04/15/2022 25,082 25,272
0.13%, 07/15/2022 23,018 23,352
0.13%, 01/15/2023 18,998 19,247
0.13%, 07/15/2024 17,701 18,164
0.13%, 07/15/2026 23,802 24,612
0.13%, 01/15/2030 10,892 11,386
0.25%, 01/15/2025 23,573 24,322
0.25%, 07/15/2029 8,429 8,899
0.25%, 02/15/2050 2,134 2,210
0.38%, 07/15/2023 18,530 19,049
0.38%, 07/15/2025
(p)
24,613 25,717
0.38%, 01/15/2027 15,552 16,314
0.38%, 07/15/2027 18,862 19,912
0.50%, 01/15/2028 20,681 22,009
0.63%, 07/15/2021 5,116 5,191
0.63%, 04/15/2023 18,552 19,081
0.63%, 01/15/2024 18,096 18,793
0.63%, 01/15/2026 23,649 25,020
0.63%, 02/15/2043 9,327 10,473
0.75%, 07/15/2028 18,082 19,772
0.75%, 02/15/2042 8,417 9,673
0.75%, 02/15/2045 10,511 12,200
0.88%, 01/15/2029
(p)
20,447 22,600
0.88%, 02/15/2047 7,228 8,724
1.00%, 02/15/2046 7,229 8,897
1.00%, 02/15/2048 7,539 9,417
1.00%, 02/15/2049 7,863 9,902
1.38%, 02/15/2044 7,029 9,183
1.66%, 01/31/2022 5,000 4,999
US Treasury 3 Month Bill Money Market
Yield + 0.15%
1.75%, 01/15/2028 3,139 3,647
2.00%, 01/15/2026 7,827 8,920
2.13%, 02/15/2040 3,366 4,791
2.13%, 02/15/2041 5,000 7,195
2.38%, 01/15/2025 2,335 2,652
2.38%, 01/15/2027 7,341 8,722
2.50%, 01/15/2029 4,215 5,270
3.38%, 04/15/2032 3,252 4,681
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Inflation-Indexed Obligations (continued)
3.63%, 04/15/2028 $ 3,586 $ 4,729
$ 525,006
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 661,916
TOTAL PURCHASED OPTIONS - 0.01% $ 444
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.06% $ 2,314
TOTAL PURCHASED CAPPED OPTIONS - 0.00% 76
Total Investments $ 3,724,80 9
Other Assets and Liabilities -  (0.90)% (33,09 1 )
TOTAL NET ASSETS - 100.00% $ 3,691,718
(a) Security or a portion of the security was on loan at the end of the period.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $9,826 or
0.27% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(e) Non-income producing security
(f) Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $179,168 or 4.85% of net assets.
(h) The value of these investments was determined using significant unobservable inputs.
(i) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $1,586 or 0.04%
of net assets.
(j) Security is an Interest Only Strip.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.
(m) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(n) This Senior Floating Rate Note will settle after February 29, 2020, at which time the interest rate will be determined.
(o) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $24,649 or 0.67% of net assets.
(p) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $8,810 or 0.24% of net assets.
(q) Rate shown is the discount rate of the original purchase.

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2020 (unaudited)
See accompanying notes.
108
Portfolio Summary  (unaudited)
Sector Percent
Government 24.49%
Utilities 14.08%
Financial 11.48%
Energy 10.53%
Basic Materials 8.25%
Industrial 7.09%
Consumer, Non-cyclical 7.04%
Mortgage Securities 4.12%
Consumer, Cyclical 3.84%
Communications 3.29%
Money Market Funds 3.23%
Technology 3.12%
Investment Companies 0.22%
Purchased Interest Rate Swaptions 0.06%
Diversified 0.05%
Purchased Options 0.01%
Purchased Capped Options 0.00%
Other Assets and Liabilities
(0.90)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2019 Purchases Sales February 29, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 1.43% $ 115,751 $ 1,461,60 5 $ 1,461,899 $ 115,45 7
$ 115,751 $ 1,461,60 5 $ 1,461,899 $ 115,45 7
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.43% $ 1,063 $ — $ — $ —
$ 1,063 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Advanz Pharma Corp Ltd 08/08/2018 $ 311 $ 101 0.00%
Fieldwood Energy LLC 04/05/2018 273 126 0.00%
Gymboree Corp/The 08/18/2017 223 9 0.00%
Millennium Health LLC 12/21/2015 206 1 0.00%
Millennium Health LLC 03/15/2016 — 22 0.00%
Millennium Health LLC 03/15/2016 — 19 0.00%
Total $ 278 0.00%
Amounts in thousands.
Purchased Capped Options
Description Counterparty Range
Pay/
Receive
Floating
Rate
Notional
Amount Exercise Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 5Y-30Y CMS Index Cap Barclays Bank
PLC
Max (0, 5Y CMS-0.30%) Receive $ 38,200 0.30% 02/15/2022 $ 68 $ 71 $ 3
Call - 5Y-30Y CMS Index Floor Deutsche Bank
AG
Max (0, 5Y CMS-0.35%) Receive 8,300 0.35% 07/09/2020 7 2 (5)
Call - 5Y-30Y CMS Index Floor JPMorgan Chase Max (0, 5Y CMS-0.40%) Receive 8,190 0.40% 06/30/2020 6 3 (3)
Total $ 81 $ 76 $ (5)
Written Capped Options
Description Counterparty Range
Pay/
Receive
Floating
Rate
Notional
Amount Exercise Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 5Y-30Y CMS Index Floor Deutsche Bank
AG
Max (0, 5Y CMS-0.25%) Pay $ 16,610 0.25% 07/09/2020 $ (8) $ (1) $ 7
Put - 5Y-30Y CMS Index Floor JPMorgan Chase Max (0, 5Y CMS-0.30%) Pay 16,380 0.30% 06/30/2020 (8) (1) 7
Total $ (16) $ (2) $ 14
Amounts in thousands.

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2020 (unaudited)
See accompanying notes.
109
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - EUR versus GBP JPMorgan Chase 1 EUR 5,095 EUR 0.88 08/06/2020 $ 34 $ 68 $ 34
Call - GBP versus USD Citigroup Inc 1 GBP 3,790 GBP 1.35 05/04/2020 84 3 (81)
Call - 90 Day Eurodollar Future;
December 2021
N/A 186 $ 465 $ 99.75 12/14/2021 33 40 7
Call - 90 Day Eurodollar Future;
March 2020
N/A 122 305 $ 97.75 03/17/2020 21 272 251
Call - US 10 Year Note Future;
June 2020
N/A 19 19 $ 133.00 04/27/2020 18 45 27
Put - 90 Day Eurodollar Future;
June 2022
N/A 51 128 $ 98.25 06/15/2020 12 1 (11)
Put - US 10 Year Note Future; June
2020
N/A 15 15 $ 134.00 04/27/2020 16 15 (1)
Put - US 10 Year Note Future; June
2020
N/A 10 10 $ 128.50 03/30/2020 4 — (4)
Put - US 10 Year Note Future; June
2020
N/A 6 6 $ 128.00 03/30/2020 2 — (2)
Total $ 224 $ 444 $ 220
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - GBP versus USD Deutsche Bank AG 1 GBP 3,790 GBP 1.35 05/04/2020 $ (48) $ (3) $ 45
Call - 90 Day Eurodollar Future;
December 2021
N/A 93 $ 233 $ 99.38 12/14/2021 (41) (55) (14)
Call - 90 Day Eurodollar Future;
March 2020
N/A 27 68 $ 97.88 03/17/2020 (4) (52) (48)
Call - US 10 Year Note Future;
June 2020
N/A 19 19 $ 134.00 04/27/2020 (11) (33) (22)
Total $ (104) $ (143) $ (39)
Amounts in thousands except contracts/shares.
Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay $ 4,560 2.10% 05/14/2020 $ 29 $ 50 $ 21
Call - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 9,290 1.77% 11/06/2024 50 88 38
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 560 3.08% 01/30/2029 32 91 59
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,120 1.50% 02/26/2025 59 68 9
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,490 3.09% 12/07/2038 69 241 172
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 560 3.05% 01/11/2029 32 90 58
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,956 2.98% 03/08/2024 89 318 229
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,330 2.95% 03/13/2024 60 213 153
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,760 1.46% 08/17/2021 63 85 22
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 2,440 1.23% 08/28/2020 47 67 20
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,700 1.20% 03/01/2022 60 60 —
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 410 2.99% 04/28/2038 19 64 45
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 130 2.86% 02/23/2039 6 19 13
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 560 3.04% 01/12/2029 32 89 57
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 6,176 1.50% 06/02/2020 19 76 57

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2020 (unaudited)
See accompanying notes.
110
Interest Rate Swaptions (continued)
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 16,130 1.20% 09/24/2020 $ 51 $ 137 $ 86
Call - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 11,430 1.25% 08/11/2020 55 101 46
Call - 20 Year Interest Rate
Swap
JPMorgan Chase 6 Month JPY LIBOR Receive JPY 39,560 0.78% 04/19/2021 12 51 39
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive $ 4,560 2.10% 05/14/2020 2 — (2)
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 9,290 1.77% 11/06/2024 50 26 (24)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,120 1.72% 05/20/2020 19 2 (17)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,120 1.50% 02/26/2025 58 50 (8)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,490 3.09% 12/07/2038 69 40 (29)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 560 3.05% 01/11/2029 32 10 (22)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,280 2.35% 07/14/2020 12 1 (11)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 560 3.08% 01/30/2029 32 10 (22)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,760 1.46% 08/17/2021 62 32 (30)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,956 2.98% 03/08/2024 90 13 (77)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,330 2.95% 03/13/2024 60 9 (51)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,390 2.25% 08/09/2022 33 12 (21)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 6 Month JPY LIBOR Pay JPY 758,545 1.10% 06/30/2022 103 4 (99)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive $ 2,440 1.23% 08/28/2020 47 35 (12)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,700 1.20% 03/01/2022 60 60 —
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 130 2.86% 02/23/2039 6 4 (2)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 410 2.99% 04/28/2038 19 12 (7)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 2,010 2.25% 08/03/2022 55 17 (38)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,330 2.50% 06/21/2024 54 18 (36)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 560 3.04% 01/12/2029 32 10 (22)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,960 2.50% 06/14/2024 88 26 (62)
Put - 20 Year Interest Rate
Swap
JPMorgan Chase 6 Month JPY LIBOR Receive JPY 39,560 0.78% 04/19/2021 12 — (12)
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 2,210 2.85% 05/10/2022 129 14 (115)
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,390 3.80% 06/08/2021 55 1 (54)
Total $ 1,963 $ 2,314 $ 351
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive $ 9,290 1.58% 11/06/2020 $ (22) $ (68) $ (46)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,170 1.25% 08/20/2020 (38) (62) (24)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,590 3.05% 03/13/2029 (84) (254) (170)

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2020 (unaudited)
See accompanying notes.
111
Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 1,950 1.65% 01/11/2022 $ (45) $ (120) $ (75)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,420 1.74% 11/20/2020 (59) (160) (101)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,950 1.60% 01/07/2022 (45) (114) (69)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,040 1.64% 11/03/2020 (26) (60) (34)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,050 1.62% 11/03/2020 (26) (59) (33)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,610 2.20% 06/12/2020 (56) (279) (223)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,010 1.62% 09/15/2020 (25) (55) (30)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,464 2.79% 03/09/2021 (74) (393) (319)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,760 1.42% 08/18/2020 (46) (69) (23)
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 2,180 1.20% 08/18/2020 (41) (56) (15)
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,760 1.45% 01/31/2022 (41) (87) (46)
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 5,728 1.53% 12/14/2020 (27) (82) (55)
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 12,356 1.00% 06/02/2020 (17) (58) (41)
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 32,250 0.70% 09/24/2020 (35) (107) (72)
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,750 2.94% 04/20/2020 (12) (69) (57)
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 7,480 2.89% 04/15/2020 (54) (290) (236)
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 7,470 2.88% 04/15/2020 (54) (288) (234)
Call - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 22,860 0.75% 08/11/2020 (44) (76) (32)
Call - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 5,725 1.51% 12/15/2020 (28) (80) (52)
Call - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 410 1.91% 11/30/2026 (53) (93) (40)
Call - 30 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 2,350 1.39% 08/24/2020 (75) (164) (89)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive EUR 10,415 0.29% 08/21/2020 (50) (77) (27)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive 1,023 0.14% 09/13/2022 (15) (17) (2)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 3,300 1.25% 03/01/2022 (59) (80) (21)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive EUR 1,020 0.04% 09/14/2022 (16) (21) (5)
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 27,720 2.15% 05/28/2021 (78) (2) 76
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 20,360 2.35% 05/18/2021 (42) (1) 41
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 25,890 2.31% 04/07/2020 (55) — 55
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 25,890 2.33% 04/07/2020 (56) — 56
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 9,290 1.58% 11/06/2020 (22) (2) 20
Put - 1 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 34,330 2.40% 06/02/2021 (62) (1) 61
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,464 2.79% 03/09/2021 (73) (1) 72
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,950 2.15% 01/11/2022 (46) (13) 33

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2020 (unaudited)
See accompanying notes.
112
Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 1,950 2.10% 01/07/2022 $ (45) $ (14) $ 31
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,590 3.05% 03/13/2029 (84) (29) 55
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,300 1.85% 02/23/2022 (23) (16) 7
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,960 2.30% 06/16/2020 (28) (1) 27
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,760 1.42% 08/18/2020 (45) (14) 31
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,010 1.62% 09/15/2020 (25) (5) 20
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,610 2.20% 06/12/2020 (57) (1) 56
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,640 1.95% 07/14/2020 (18) (2) 16
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,170 1.65% 08/20/2020 (38) (9) 29
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,300 1.85% 02/23/2022 (23) (16) 7
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,040 1.64% 11/03/2020 (25) (6) 19
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,420 1.74% 11/20/2020 (58) (12) 46
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,000 1.76% 09/17/2020 (51) (7) 44
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,050 1.62% 11/03/2020 (26) (7) 19
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 560 2.35% 07/13/2020 (6) — 6
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,390 3.25% 08/09/2022 (8) (2) 6
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,090 2.00% 08/04/2020 (16) (1) 15
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,390 2.75% 08/09/2022 (17) (5) 12
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,010 2.30% 07/27/2020 (26) (1) 25
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,810 2.75% 05/10/2022 (140) (14) 126
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,930 3.87% 06/08/2021 (57) — 57
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 6 Month Euro
Interbank Offered Rate
Pay EUR 5,215 0.18% 07/17/2020 (71) (16) 55
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay $ 560 2.35% 07/13/2020 (5) — 5
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 2,010 3.25% 08/03/2022 (13) (3) 10
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 2,180 1.60% 08/18/2020 (40) (10) 30
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 2,010 2.75% 08/03/2022 (27) (7) 20
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,960 3.50% 06/14/2024 (33) (8) 25
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,730 2.25% 08/21/2024 (52) (33) 19
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,760 1.95% 01/31/2022 (41) (17) 24
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,330 3.00% 06/21/2024 (33) (10) 23
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,330 3.50% 06/21/2024 (19) (5) 14
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,960 3.00% 06/14/2024 (53) (14) 39
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 2,400 0.00% 06/28/2021 (5) (1) 4

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2020 (unaudited)
See accompanying notes.
113
Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 8,350 3.50% 08/25/2020 $ (28) $ — $ 28
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 4,950 0.11% 05/18/2021 (16) (1) 15
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 7,830 0.16% 04/13/2021 (27) (1) 26
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 7,830 0.10% 04/13/2021 (26) (1) 25
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 2,400 3.25% 12/30/2020 (9) — 9
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 5,880 0.15% 08/10/2021 (8) (6) 2
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 5,728 1.53% 12/14/2020 (28) (4) 24
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 8,490 0.25% 09/07/2021 (14) (14) —
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 3,330 0.15% 08/10/2021 (4) (3) 1
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 11,740 2.00% 11/30/2020 (16) (1) 15
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 2,500 0.05% 07/06/2021 (5) (1) 4
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 4,870 0.05% 06/11/2021 (13) (2) 11
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,570 0.00% 06/22/2021 (6) (1) 5
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,200 0.00% 06/21/2021 (5) (1) 4
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,130 0.00% 06/15/2021 (6) (1) 5
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,190 0.00% 06/15/2021 (6) (1) 5
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 10,110 0.10% 03/30/2021 (36) (2) 34
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,570 0.00% 07/02/2021 (5) (1) 4
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,630 0.00% 07/20/2021 (4) (1) 3
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive $ 1,750 2.94% 04/20/2020 (12) — 12
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 7,470 2.88% 04/15/2020 (54) — 54
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 3,580 3.50% 06/16/2020 (13) — 13
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 5,640 3.45% 06/09/2020 (24) — 24
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 4,030 2.90% 06/01/2020 (30) — 30
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 5,660 3.35% 06/01/2020 (21) — 21
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 4,100 3.15% 05/06/2020 (23) — 23
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 7,480 2.89% 04/15/2020 (54) — 54
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 6 Month Euro
Interbank Offered Rate
Pay EUR 7,790 0.15% 04/20/2021 (28) (1) 27
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 6 Month Euro
Interbank Offered Rate
Pay 3,140 0.08% 06/01/2021 (9) (1) 8
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay $ 5,725 1.51% 12/15/2020 (27) (4) 23
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 410 1.91% 11/30/2026 (53) (34) 19
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 3,140 0.00% 07/28/2020 (9) (2) 7
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 1,020 0.04% 09/14/2022 (16) (11) 5

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2020 (unaudited)
See accompanying notes.
114
Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 10,415 0.29% 08/21/2020 $ (50) $ (42) $ 8
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 1,023 0.14% 09/13/2022 (15) (13) 2
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 3,300 1.25% 03/01/2022 (58) (42) 16
Total $ (3,567) $ (3,836) $ (269)
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
90 Day Eurodollar; June 2022 Long 16 $ 3,966 $ 29
90 Day Eurodollar; March 2020 Short 95 23,427 (182)
Brent Crude; May 2020
(a)
Long 173 8,593 (2,378)
Canada 10 Year Bond; June 2020 Long 155 16,481 134
Cocoa; May 2020
(a)
Long 365 9,753 (791)
Coffee 'C'; May 2020
(a)
Long 459 19,166 863
Copper; May 2020
(a)
Long 148 9,398 (209)
Corn; May 2020
(a)
Short 33 608 27
Cotton No.2; May 2020
(a)
Short 262 8,055 660
Euro Bond 10 Year Bond; March 2020 Short 63 12,342 (226)
Euro Schatz; March 2020 Long 536 66,459 177
Euro-Bobl 5 Year; March 2020 Short 79 11,831 (90)
Euro-BTP; March 2020 Short 53 8,528 (135)
Feeder Cattle; May 2020
(a)
Short 199 13,286 222
Gasoline RBOB; May 2020
(a)
Long 210 13,028 (2,315)
Gold 100 oz; April 2020
(a)
Long 122 19,114 (573)
Japan 10 Year Bond TSE; March 2020 Long 7 9,999 63
KC HRW Wheat; May 2020
(a)
Short 375 8,498 415
Lean Hogs; April 2020
(a)
Short 464 11,558 1,056
Live Cattle; April 2020
(a)
Long 292 12,565 (1,893)
Live Cattle; June 2020
(a)
Long 70 2,834 (280)
LME Lead; March 2020
(a)
Short — — (870)
LME Lead; May 2020
(a)
Long 59 2,728 26
LME Nickel; June 2020
(a)
Short 24 1,768 (525)
LME Nickel; March 2020
(a)
Short — — (122)
LME PRI Alum; June 2020
(a)
Long 304 12,918 (1)
LME PRI Alum; March 2020
(a)
Short — — (157)
LME Zinc; June 2020
(a)
Short 59 2,981 (2,352)
LME Zinc; March 2020
(a)
Short — — (2,023)
Low Sulphur Gasoline; May 2020
(a)
Long 133 5,849 (883)
Natural Gas; May 2020
(a)
Short 254 4,399 93
NY Harb ULSD; May 2020
(a)
Long 286 17,688 (2,234)
Palladium; June 2020
(a)
Long 27 6,726 491
Palladium; September 2020
(a)
Short 34 8,423 264
Platinum; April 2020
(a)
Long 359 15,521 (1,584)
Silver; May 2020
(a)
Long 101 8,311 (873)
Soybean Meal; May 2020
(a)
Short 488 14,913 (464)
Soybean Oil; May 2020
(a)
Short 328 5,644 265
Soybean; May 2020
(a)
Long 482 21,515 (51)
Sugar #11; May 2020
(a)
Long 616 9,755 (327)
US 10 Year Note; June 2020 Short 147 19,808 (268)
US 10 Year Ultra Note; June 2020 Short 202 30,344 (571)
US 2 Year Note; June 2020 Long 290 63,315 316
US 5 Year Note; June 2020 Long 206 25,286 242
US Long Bond; June 2020 Short 18 3,065 (113)
US Ultra Bond; June 2020 Long 7 1,452 65
Wheat; May 2020
(a)
Long 3 79 (5)
WTI Crude; May 2020
(a)
Short 53 2,382 362
Total $ (16,725)
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2020 (unaudited)
See accompanying notes.
115
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
ANZ Stockbroking 03/04/2020 $ 30 NZD 48 $ — $ —
Bank of America NA 03/04/2020 $ 10,098 EUR 9,145 2 —
Bank of America NA 03/04/2020 EUR 2,637 $ 2,901 10 —
Bank of America NA 03/18/2020 AUD 1,725 $ 1,162 — (38)
Bank of America NA 03/18/2020 GBP 470 $ 611 — (8)
Bank of America NA 03/18/2020 CAD 3,320 $ 2,540 — (66)
Bank of America NA 03/18/2020 $ 557 CAD 742 4 —
Bank of America NA 03/18/2020 $ 5,985 CAD 8,052 — (15)
Bank of America NA 03/18/2020 EUR 980 $ 1,096 — (13)
Bank of America NA 03/18/2020 $ 551 EUR 510 — (13)
Bank of America NA 03/18/2020 $ 482 EUR 430 7 —
Bank of America NA 03/18/2020 $ 1,169 JPY 127,103 — (11)
Bank of America NA 03/18/2020 JPY 311,291 $ 2,826 63 —
Bank of America NA 04/03/2020 $ 2,906 EUR 2,637 — (10)
Barclays Bank PLC 03/18/2020 $ 540 EUR 490 — (1)
BMO Capital Markets 03/18/2020 $ 562 AUD 830 21 —
BMO Capital Markets 03/18/2020 CAD 1,490 $ 1,121 — (11)
BNP Paribas 03/04/2020 $ 602 CAD 796 9 —
BNP Paribas 03/18/2020 CAD 1,119 $ 840 — (7)
BNP Paribas 03/18/2020 EUR 555 $ 607 6 —
BNP Paribas 04/03/2020 EUR 324 $ 356 2 —
CIBC World Markets 03/04/2020 $ 1,313 JPY 143,862 — (21)
Citigroup Inc 03/18/2020 CAD 371 $ 280 — (3)
Citigroup Inc 03/18/2020 $ 600 CAD 798 6 —
Citigroup Inc 03/18/2020 EUR 510 $ 558 6 —
Citigroup Inc 03/18/2020 $ 1,118 JPY 122,655 — (20)
Deutsche Bank AG 04/03/2020 $ 167 GBP 131 — (1)
Deutsche Bank AG 04/03/2020 $ 273 CAD 367 — —
Goldman Sachs & Co 03/18/2020 AUD 2,018 $ 1,382 — (67)
Goldman Sachs & Co 03/18/2020 $ 1,382 CAD 1,815 30 —
Goldman Sachs & Co 03/18/2020 CAD 3,048 $ 2,300 — (29)
HSBC Securities Inc 03/04/2020 EUR 5,427 $ 5,958 33 —
HSBC Securities Inc 03/04/2020 $ 17,772 JPY 1,933,612 — (156)
HSBC Securities Inc 03/04/2020 $ 3,186 NZD 4,897 125 —
HSBC Securities Inc 03/18/2020 AUD 860 $ 601 — (41)
HSBC Securities Inc 03/18/2020 $ 590 AUD 860 30 —
HSBC Securities Inc 03/18/2020 CAD 1,108 $ 840 — (14)
HSBC Securities Inc 03/18/2020 EUR 490 $ 545 — (4)
HSBC Securities Inc 03/18/2020 $ 602 JPY 65,061 — (2)
HSBC Securities Inc 03/18/2020 JPY 64,368 $ 590 7 —
HSBC Securities Inc 04/03/2020 $ 5,969 EUR 5,427 — (33)
Morgan Stanley & Co 03/04/2020 $ 188 EUR 169 1 —
Morgan Stanley & Co 03/04/2020 NZD 4,946 $ 3,131 — (39)
Morgan Stanley & Co 03/18/2020 AUD 830 $ 581 — (40)
Morgan Stanley & Co 03/18/2020 $ 573 AUD 830 32 —
Morgan Stanley & Co 03/18/2020 CAD 7,816 $ 5,938 — (114)
Morgan Stanley & Co 03/18/2020 $ 581 CAD 754 19 —
Morgan Stanley & Co 03/18/2020 $ 612 EUR 550 4 —
Morgan Stanley & Co 03/18/2020 JPY 67,217 $ 612 12 —
Morgan Stanley & Co 03/18/2020 $ 555 JPY 60,422 — (6)
Morgan Stanley & Co 04/03/2020 $ 3,132 NZD 4,946 41 —
Standard Chartered Bank, Hong Kong 03/04/2020 JPY 2,074,872 $ 18,838 400 —
Standard Chartered Bank, Hong Kong 04/03/2020 $ 18,869 JPY 2,074,872 — (406)
Westpac Banking Corporation 03/18/2020 $ 1,365 AUD 2,040 36 —
Westpac Banking Corporation 03/18/2020 CAD 2,931 $ 2,205 — (21)
Total $ 906 $ (1,210)
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Pay 1.80% Quarterly Semiannual N/A 01/07/2030 $ 660 $ 44 $ — $ 44
3 Month USD LIBOR Pay 1.70% Quarterly Semiannual N/A 01/27/2030 300 17 — 17
3 Month USD LIBOR Pay 1.68% Quarterly Semiannual N/A 01/27/2030 300 17 — 17
3 Month USD LIBOR Pay 1.69% Quarterly Semiannual N/A 01/28/2030 600 34 — 34

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2020 (unaudited)
See accompanying notes.
116
Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Pay 1.66% Quarterly Semiannual N/A 01/28/2030 $ 300 $ 16 $ — $ 16
3 Month USD LIBOR Pay 1.66% Quarterly Semiannual N/A 01/28/2030 300 16 — 16
3 Month USD LIBOR Pay 1.58% Quarterly Semiannual N/A 01/29/2030 600 28 — 28
3 Month USD LIBOR Pay 1.75% Quarterly Semiannual N/A 01/23/2030 485 30 — 30
3 Month USD LIBOR Pay 1.57% Quarterly Semiannual N/A 01/29/2030 300 14 — 14
3 Month USD LIBOR Pay 1.57% Quarterly Semiannual N/A 04/29/2030 660 30 — 30
3 Month USD LIBOR Pay 1.24% Quarterly Semiannual N/A 03/02/2030 600 8 — 8
3 Month USD LIBOR Pay 1.06% Quarterly Semiannual N/A 03/02/2023 1,460 6 — 6
3 Month USD LIBOR Receive 2.46% Semiannual Quarterly N/A 02/28/2022 12,970 (379) — (379)
3 Month USD LIBOR Pay 1.58% Quarterly Semiannual N/A 01/30/2030 650 30 — 30
3 Month USD LIBOR Pay 1.61% Quarterly Semiannual N/A 01/30/2030 300 15 — 15
3 Month USD LIBOR Pay 1.58% Quarterly Semiannual N/A 01/29/2030 300 14 — 14
3 Month USD LIBOR Pay 1.61% Quarterly Semiannual N/A 01/30/2030 600 29 — 29
3 Month USD LIBOR Pay 1.77% Quarterly Semiannual N/A 01/23/2030 300 19 — 19
3 Month USD LIBOR Pay 1.97% Quarterly Semiannual N/A 01/10/2050 160 28 — 28
3 Month USD LIBOR Pay 3.17% Quarterly Semiannual N/A 10/31/2024 805 82 — 82
3 Month USD LIBOR Receive 2.00% Semiannual Quarterly N/A 11/07/2034 570 (35) — (35)
3 Month USD LIBOR Receive 2.11% Semiannual Quarterly N/A 11/12/2034 660 (48) — (48)
3 Month USD LIBOR Receive 2.11% Semiannual Quarterly N/A 11/15/2044 800 (43) — (43)
3 Month USD LIBOR Pay 1.31% Quarterly Semiannual N/A 02/26/2030 390 8 — 8
3 Month USD LIBOR Pay 1.24% Quarterly Semiannual N/A 03/02/2030 350 5 — 5
3 Month USD LIBOR Pay 1.78% Quarterly Semiannual N/A 01/22/2030 300 20 — 20
3 Month USD LIBOR Receive 1.46% Semiannual Quarterly N/A 12/01/2022 1,840 (22) — (22)
3 Month USD LIBOR Pay 3.09% Quarterly Semiannual N/A 11/29/2024 6,660 663 — 663
3 Month USD LIBOR Pay 0.98% Quarterly Semiannual N/A 03/02/2023 1,460 4 — 4
3 Month USD LIBOR Pay 0.99% Quarterly Semiannual N/A 03/02/2023 1,460 4 — 4
3 Month USD LIBOR Pay 0.88% Quarterly Semiannual N/A 03/02/2023 2,920 2 — 2
3 Month USD LIBOR Pay 1.73% Quarterly Semiannual N/A 01/08/2030 660 40 — 40
3 Month USD LIBOR Receive 1.76% Semiannual Quarterly N/A 07/09/2030 615 (39) — (39)
3 Month USD LIBOR Pay 1.93% Quarterly Semiannual N/A 12/01/2056 50 7 — 7
3 Month USD LIBOR Receive 1.61% Semiannual Quarterly N/A 11/01/2023 1,270 (18) — (18)
3 Month USD LIBOR Pay 1.52% Quarterly Semiannual N/A 02/03/2030 300 12 — 12
3 Month USD LIBOR Pay 2.52% Quarterly Semiannual N/A 02/28/2025 4,510 343 1 344
3 Month USD LIBOR Pay 1.52% Quarterly Semiannual N/A 02/20/2030 150 6 — 6
3 Month USD LIBOR Pay 1.48% Quarterly Semiannual N/A 02/24/2030 300 11 — 11
3 Month USD LIBOR Pay 1.64% Quarterly Semiannual N/A 11/15/2045 900 71 — 71
3 Month USD LIBOR Pay 1.47% Quarterly Semiannual N/A 02/24/2030 150 5 — 5
3 Month USD LIBOR Pay 1.58% Quarterly Semiannual N/A 02/15/2036 2,610 137 — 137
3 Month USD LIBOR Receive 1.33% Semiannual Quarterly N/A 08/31/2024 8,050 (138) (1) (139)
3 Month USD LIBOR Pay 1.51% Quarterly Semiannual N/A 02/20/2030 300 12 — 12
3 Month USD LIBOR Pay 1.47% Quarterly Semiannual N/A 02/24/2030 150 5 — 5
3 Month USD LIBOR Receive 1.45% Semiannual Quarterly N/A 11/15/2029 3,800 (130) 1 (129)
3 Month USD LIBOR Pay 1.38% Quarterly Semiannual N/A 02/15/2027 3,990 101 — 101
3 Month USD LIBOR Pay 1.43% Quarterly Semiannual N/A 02/25/2030 600 19 — 19
3 Month USD LIBOR Pay 1.39% Quarterly Semiannual N/A 02/25/2030 300 8 — 8
3 Month USD LIBOR Pay 1.40% Quarterly Semiannual N/A 02/25/2030 300 9 — 9
3 Month USD LIBOR Pay 1.32% Quarterly Semiannual N/A 02/26/2030 600 13 — 13
3 Month USD LIBOR Pay 1.30% Quarterly Semiannual N/A 02/26/2030 300 6 — 6
3 Month USD LIBOR Pay 1.52% Quarterly Semiannual N/A 02/03/2030 300 12 — 12
3 Month USD LIBOR Pay 1.30% Quarterly Semiannual N/A 02/26/2030 300 6 — 6
3 Month USD LIBOR Pay 1.51% Quarterly Semiannual N/A 02/12/2030 300 12 — 12
3 Month USD LIBOR Pay 1.32% Quarterly Semiannual N/A 02/28/2030 220 5 — 5
3 Month USD LIBOR Pay 1.26% Quarterly Semiannual N/A 02/27/2030 300 5 — 5
3 Month USD LIBOR Pay 1.10% Quarterly Semiannual N/A 03/01/2023 5,810 28 — 28
3 Month USD LIBOR Pay 1.51% Quarterly Semiannual N/A 02/03/2030 300 12 — 12
3 Month USD LIBOR Pay 1.50% Quarterly Semiannual N/A 02/05/2030 190 7 — 7
3 Month USD LIBOR Pay 1.81% Quarterly Semiannual N/A 05/07/2050 470 63 — 63
3 Month USD LIBOR Receive 1.32% Semiannual Quarterly N/A 08/27/2030 1,640 (34) — (34)
3 Month USD LIBOR Receive 1.63% Semiannual Quarterly N/A 02/10/2030 600 (31) — (31)
3 Month USD LIBOR Receive 1.31% Semiannual Quarterly N/A 02/27/2030 1,200 (25) — (25)
3 Month USD LIBOR Pay 1.58% Quarterly Semiannual N/A 02/11/2030 300 14 — 14
3 Month USD LIBOR Pay 1.56% Quarterly Semiannual N/A 02/11/2030 150 7 — 7
3 Month USD LIBOR Pay 1.58% Quarterly Semiannual N/A 02/11/2030 150 7 — 7
3 Month USD LIBOR Pay 1.54% Quarterly Semiannual N/A 02/12/2030 310 13 — 13
3 Month USD LIBOR Pay 1.54% Quarterly Semiannual N/A 02/12/2030 300 13 — 13
3 Month USD LIBOR Pay 1.83% Quarterly Semiannual N/A 02/10/2050 240 33 — 33
3 Month USD LIBOR Receive 1.58% Semiannual Quarterly N/A 11/01/2023 1,270 (17) — (17)

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2020 (unaudited)
See accompanying notes.
117
Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Receive 2.40% Semiannual Quarterly N/A 02/26/2022 $ 42,310 $ (1,187) $ 1 $ (1,186)
3 Month USD LIBOR Pay 0.90% Quarterly Semiannual N/A 03/02/2023 1,460 2 — 2
3 Month USD LIBOR Receive 1.71% Semiannual Quarterly N/A 08/16/2049 240 (6) — (6)
3 Month USD LIBOR Pay 1.53% Quarterly Semiannual N/A 08/04/2021 3,850 24 — 24
3 Month USD LIBOR Receive 1.74% Semiannual Quarterly N/A 07/14/2022 9,380 (161) — (161)
3 Month USD LIBOR Pay 3.21% Quarterly Semiannual N/A 10/29/2024 4,985 515 — 515
3 Month USD LIBOR Receive 1.77% Semiannual Quarterly N/A 07/12/2023 19,920 (171) — (171)
3 Month USD LIBOR Receive 2.38% Semiannual Quarterly N/A 07/05/2049 300 (23) — (23)
3 Month USD LIBOR Receive 2.33% Semiannual Quarterly N/A 06/24/2034 150 (14) — (14)
3 Month USD LIBOR Pay 2.10% Quarterly Semiannual N/A 06/22/2031 210 19 — 19
3 Month USD LIBOR Pay 1.74% Quarterly Semiannual N/A 06/16/2022 3,870 66 — 66
3 Month USD LIBOR Receive 2.37% Semiannual Quarterly N/A 06/15/2050 780 (217) — (217)
3 Month USD LIBOR Receive 1.77% Semiannual Quarterly N/A 06/15/2021 24,700 (207) — (207)
3 Month USD LIBOR Pay 2.01% Quarterly Semiannual N/A 07/02/2021 6,090 78 — 78
3 Month USD LIBOR Pay 2.08% Quarterly Semiannual N/A 07/02/2021 5,150 71 — 71
3 Month USD LIBOR Receive 1.67% Semiannual Quarterly N/A 08/17/2049 180 (4) — (4)
3 Month USD LIBOR Receive 1.87% Semiannual Quarterly N/A 06/03/2022 12,690 (130) — (130)
3 Month USD LIBOR Pay 2.25% Quarterly Semiannual N/A 04/27/2022 12,110 322 — 322
3 Month USD LIBOR Receive 2.31% Semiannual Quarterly N/A 04/03/2025 1,680 (113) — (113)
3 Month USD LIBOR Receive 2.36% Semiannual Quarterly N/A 03/29/2030 2,300 (279) — (279)
3 Month USD LIBOR Pay 2.60% Quarterly Semiannual N/A 03/26/2029 1,360 182 — 182
3 Month USD LIBOR Pay 2.43% Quarterly Semiannual N/A 03/23/2022 385 11 — 11
3 Month USD LIBOR Pay 0.88% Quarterly Semiannual N/A 03/02/2023 1,460 1 — 1
3 Month USD LIBOR Receive 2.43% Semiannual Quarterly N/A 03/15/2023 5,700 (178) — (178)
3 Month USD LIBOR Receive 2.90% Semiannual Quarterly N/A 02/15/2049 30 (12) — (12)
3 Month USD LIBOR Pay 2.53% Semiannual Semiannual N/A 02/07/2022 55,240 1,661 (27) 1,634
3 Month USD LIBOR Receive 2.57% Semiannual Quarterly N/A 02/07/2025 5,220 (412) 5 (407)
3 Month USD LIBOR Receive 2.53% Semiannual Quarterly N/A 02/07/2023 390 (13) — (13)
3 Month USD LIBOR Pay 0.88% Quarterly Semiannual N/A 03/02/2023 2,905 2 — 2
3 Month USD LIBOR Pay 0.87% Quarterly Semiannual N/A 03/02/2023 1,720 1 — 1
3 Month USD LIBOR Pay 2.45% Quarterly Semiannual N/A 05/18/2031 460 57 — 57
3 Month USD LIBOR Pay 1.53% Quarterly Semiannual N/A 11/22/2020 4,970 11 — 11
3 Month USD LIBOR Pay 1.71% Quarterly Semiannual N/A 07/13/2022 19,600 168 — 168
3 Month USD LIBOR Receive 1.98% Semiannual Quarterly N/A 10/23/2034 240 (15) — (15)
3 Month USD LIBOR Receive 1.93% Semiannual Quarterly N/A 10/22/2034 540 (30) — (30)
3 Month USD LIBOR Receive 1.65% Semiannual Quarterly N/A 08/22/2034 535 (16) — (16)
3 Month USD LIBOR Receive 1.91% Semiannual Quarterly N/A 10/21/2034 480 (26) — (26)
3 Month USD LIBOR Pay 1.12% Quarterly Semiannual N/A 03/03/2030 300 1 — 1
3 Month USD LIBOR Pay 0.92% Quarterly Semiannual N/A 03/02/2023 470 1 — 1
3 Month USD LIBOR Receive 1.98% Semiannual Quarterly N/A 10/23/2034 240 (14) — (14)
3 Month USD LIBOR Receive 2.10% Semiannual Quarterly N/A 10/23/2039 310 (17) — (17)
3 Month USD LIBOR Receive 1.55% Semiannual Quarterly N/A 10/26/2023 1,450 (19) — (19)
3 Month USD LIBOR Receive 1.56% Semiannual Quarterly N/A 03/27/2021 11,890 (61) — (61)
3 Month USD LIBOR Pay 1.13% Quarterly Semiannual N/A 03/03/2030 300 1 — 1
3 Month USD LIBOR Receive 1.56% Semiannual Quarterly N/A 03/30/2021 3,640 (19) — (19)
3 Month USD LIBOR Pay 1.17% Quarterly Semiannual N/A 09/08/2021 2,650 8 — 8
6 Month Euro Interbank Offered Rate Receive (0.18)% Annual Semiannual N/A 03/18/2025 EUR 120 (1) — (1)
6 Month Euro Interbank Offered Rate Receive (0.17)% Annual Semiannual N/A 12/13/2023 2,370 (12) — (12)
6 Month Euro Interbank Offered Rate Receive (0.45)% Annual Semiannual N/A 12/16/2021 2,045 1 — 1
6 Month Euro Interbank Offered Rate Pay (0.44)% Semiannual Annual N/A 10/06/2023 540 (1) 1 —
6 Month Euro Interbank Offered Rate Receive (0.17)% Annual Semiannual N/A 11/11/2024 460 (5) — (5)
6 Month Euro Interbank Offered Rate Receive (0.06)% Annual Semiannual N/A 01/03/2024 1,335 (10) — (10)
6 Month Euro Interbank Offered Rate Receive (0.05)% Annual Semiannual N/A 01/03/2024 1,335 (10) — (10)
6 Month Euro Interbank Offered Rate Pay (0.45)% Semiannual Annual N/A 09/28/2023 430 (1) 1 —
6 Month Euro Interbank Offered Rate Pay (0.43)% Semiannual Annual N/A 09/14/2023 530 — — —
6 Month Euro Interbank Offered Rate Pay (0.50)% Semiannual Annual N/A 09/14/2023 1,800 (4) — (4)
6 Month Euro Interbank Offered Rate Pay (0.30)% Semiannual Annual N/A 01/16/2022 4,940 13 — 13
6 Month Euro Interbank Offered Rate Receive (0.29)% Annual Semiannual N/A 07/26/2023 7,870 (21) — (21)
6 Month Euro Interbank Offered Rate Receive (0.30)% Annual Semiannual N/A 07/25/2023 5,450 (13) — (13)
6 Month Euro Interbank Offered Rate Pay (0.58)% Semiannual Annual N/A 08/17/2023 700 (3) — (3)
6 Month Euro Interbank Offered Rate Pay (0.33)% Semiannual Annual N/A 02/12/2023 1,390 3 — 3
6 Month Euro Interbank Offered Rate Pay (0.41)% Semiannual Annual N/A 03/02/2023 2,340 1 — 1
6 Month Euro Interbank Offered Rate Receive 0.19% Annual Semiannual N/A 01/16/2030 1,020 (43) 1 (42)
6 Month Euro Interbank Offered Rate Pay (0.45)% Semiannual Annual N/A 08/11/2023 830 (1) — (1)
6 Month JPY LIBOR Receive 0.30% Semiannual Semiannual N/A 06/17/2039 JPY 11,470 (5) — (5)
6 Month JPY LIBOR Receive 0.34% Semiannual Semiannual N/A 02/08/2034 8,650 (4) — (4)
6 Month JPY LIBOR Receive 0.20% Semiannual Semiannual N/A 08/28/2044 1,270 — — —

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2020 (unaudited)
See accompanying notes.
118
Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
6 Month JPY LIBOR Receive 0.72% Semiannual Semiannual N/A 03/21/2044 JPY 8,220 $ (9) $ — $ (9)
6 Month JPY LIBOR Receive 0.17% Semiannual Semiannual N/A 08/08/2039 8,330 (2) — (2)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.90% Annual Annual N/A 02/12/2024 $ 3,930 (75) — (75)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.25% Annual Annual N/A 10/30/2028 2,195 (145) — (145)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.86% Annual Annual N/A 11/25/2029 2,720 50 — 50
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.79% Annual Annual N/A 08/22/2049 760 3 — 3
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.95% Annual Annual N/A 11/25/2049 870 (48) — (48)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.85% Annual Annual N/A 05/10/2021 17,627 (73) (10) (83)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.71% Annual Annual N/A 08/12/2024 5,460 (62) — (62)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.85% Annual Annual N/A 08/01/2024 5,860 (114) — (114)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.92% Annual Annual N/A 05/08/2021 13,823 (82) 1 (81)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.82% Annual Annual N/A 02/03/2030 5,375 (93) 1 (92)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.96% Annual Annual N/A 12/12/2049 1,540 (93) — (93)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.84% Annual Annual N/A 01/31/2030 5,410 (103) — (103)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.94% Annual Annual N/A 02/10/2050 1,715 96 — 96
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.85% Annual Annual N/A 02/10/2030 5,405 (111) 1 (110)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.75% Annual Annual N/A 08/22/2029 2,390 21 — 21
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.13% Annual Annual N/A 01/15/2030 EUR 4,525 100 1 101
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.13% Annual Annual N/A 02/15/2030 605 (13) — (13)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.29% Annual Annual N/A 03/15/2029 4,285 (196) — (196)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.15% Annual Annual N/A 02/15/2030 2,695 (64) — (64)
New Zealand Bank Bill 3 Month FRA Receive 1.55% Semiannual Quarterly N/A 11/12/2029 NZD 1,250 (28) 1 (27)
New Zealand Bank Bill 3 Month FRA Receive 2.55% Semiannual Quarterly N/A 03/20/2029 3,335 (270) 13 (257)
New Zealand Bank Bill 3 Month FRA Receive 2.59% Semiannual Quarterly N/A 03/20/2029 651 (54) 2 (52)
New Zealand Bank Bill 3 Month FRA Receive 2.58% Semiannual Quarterly N/A 03/20/2029 1,219 (101) 5 (96)
New Zealand Bank Bill 3 Month FRA Receive 2.80% Semiannual Quarterly N/A 03/20/2029 2,353 (226) 12 (214)
United Kingdom Retail Prices Index Pay 3.40% Annual Annual N/A 08/15/2028 GBP 5,285 179 (13) 166
United Kingdom Retail Prices Index Pay 3.24% Annual Annual N/A 01/15/2045 1,300 59 — 59
United Kingdom Retail Prices Index Receive 3.16% Annual Annual N/A 10/15/2049 2,725 (220) (26) (246)
United Kingdom Retail Prices Index Pay 3.27% Annual Annual N/A 10/15/2044 2,725 210 2 212
United Kingdom Retail Prices Index Pay 3.49% Annual Annual N/A 03/15/2029 3,035 114 (4) 110
United Kingdom Retail Prices Index Pay 3.61% Annual Annual N/A 01/15/2029 1,145 78 (3) 75
United Kingdom Retail Prices Index Receive 3.46% Annual Annual N/A 12/15/2029 1,660 (35) — (35)
United Kingdom Retail Prices Index Receive 3.13% Annual Annual N/A 01/15/2050 1,300 (71) — (71)
United Kingdom Retail Prices Index Pay 3.36% Annual Annual N/A 10/15/2039 3,555 251 (12) 239
United Kingdom Retail Prices Index Receive 3.42% Annual Annual N/A 10/15/2034 3,555 (203) 15 (188)
United Kingdom Retail Prices Index Receive 3.39% Annual Annual N/A 01/15/2035 1,700 (55) — (55)
United Kingdom Retail Prices Index Pay 3.31% Annual Annual N/A 01/15/2040 1,700 55 — 55
United Kingdom Retail Prices Index Receive 3.36% Annual Annual N/A 01/15/2035 1,700 (40) — (40)
United Kingdom Retail Prices Index Pay 3.22% Annual Annual N/A 01/15/2045 1,300 44 — 44
United Kingdom Retail Prices Index Receive 3.11% Annual Annual N/A 01/15/2050 1,300 (49) — (49)
United Kingdom Retail Prices Index Pay 3.45% Annual Annual N/A 02/15/2030 530 7 — 7
United Kingdom Retail Prices Index Pay 3.51% Annual Annual N/A 10/15/2028 3,095 176 (8) 168
United Kingdom Retail Prices Index Pay 3.34% Annual Annual N/A 01/15/2040 1,700 78 (1) 77
US Federal Funds Effective Rate
(continuous series)
Receive 0.66% Annual Annual N/A 03/15/2022 $ 11,700 (10) 4 (6)

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2020 (unaudited)
See accompanying notes.
119
Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
US Federal Funds Effective Rate
(continuous series)
Receive 1.28% Annual Annual N/A 12/15/2021 $ 4,775 $ (48) $ — $ (48)
US Federal Funds Effective Rate
(continuous series)
Receive 1.41% Annual Annual N/A 12/15/2021 4,660 (57) — (57)
US Federal Funds Effective Rate
(continuous series)
Receive 1.31% Annual Annual N/A 12/15/2021 8,957 (93) — (93)
US Federal Funds Effective Rate
(continuous series)
Receive 1.13% Annual Annual N/A 08/31/2024 1,960 (35) (1) (36)
US Federal Funds Effective Rate
(continuous series)
Receive 1.28% Annual Annual N/A 12/15/2021 4,775 (47) — (47)
US Federal Funds Effective Rate
(continuous series)
Pay 0.71% Annual Annual N/A 03/15/2022 8,760 12 — 12
US Federal Funds Effective Rate
(continuous series)
Receive 0.66% Annual Annual N/A 03/15/2022 11,700 (12) 6 (6)
Total $ (396) $ (31) $ (427)
Amounts in thousands.
(a)     Forward swap.
Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
Bank of America NA Bloomberg
Commodity Index
Total Return
(a)
442,842 Receive UST 13 Week Bill
High Discount Rate
+ 0.11%
Monthly 03/25/2020 $ 71,927 $ — $ — $ (4,939)
Bank of America NA BofA Merrill
Lynch Commodity
MLBXCS3T Total
Return Strategy
(a)
186,106 Receive 1.14% Annual 03/09/2020 16,720 — — —
M3 Capital Partners Bloomberg
Commodity Index
Total Return
(a)
538,621 Receive UST 13 Week Bill
High Discount Rate
+ 0.09%
Monthly 03/25/2020 87,483 — — (6,008)
M3 Capital Partners Macquarie Commodity
Product 251E
(a)
124,077 Receive 0.33% Annual 03/09/2020 10,620 — — —
Societe Generale Bloomberg
Commodity Index
Total Return
(a)
146,250 Receive UST 13 Week Bill
High Discount Rate
+ 0.11%
Monthly 03/25/2020 23,754 — — (1,631)
Societe Generale Societe Generale
Commodities Custom
Alpha
(a)
175,393 Receive 0.35% Annual 03/09/2020 14,419 — — —
Total $ — $ — $ (12,57 8 )
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.

Schedule of Investments
Edge MidCap Fund
February 29, 2020 (unaudited)
See accompanying notes.
120
INVESTMENT COMPANIES - 2.86% Shares Held Value (000's)
Money Market Funds - 2.86%
Principal Government Money Market Fund
1.43%
(a),(b)
18,968,426 $ 18,968
TOTAL INVESTMENT COMPANIES $ 18,968
COMMON STOCKS - 97.80% Shares Held Value (000's)
Advertising - 1.99%
Interpublic Group of Cos Inc/The 617,313 13,186
Airlines - 1.45%
Alaska Air Group Inc 190,579 9,617
Automobile Parts & Equipment - 1.00%
Autoliv Inc 99,669 6,651
Banks - 3.03%
Bank OZK 244,687 6,213
Cullen/Frost Bankers Inc 176,859 13,864
$ 20,077
Chemicals - 4.51%
FMC Corp 175,442 16,333
HB Fuller Co 345,165 13,541
$ 29,874
Commercial Services - 2.94%
Aaron's Inc 298,260 11,731
Morningstar Inc 52,959 7,780
$ 19,511
Consumer Products - 2.02%
Avery Dennison Corp 116,929 13,387
Electric - 6.96%
Alliant Energy Corp 391,844 20,423
Eversource Energy 259,779 22,460
WEC Energy Group Inc 35,206 3,251
$ 46,134
Electrical Components & Equipment - 5.03%
Energizer Holdings Inc 383,628 16,492
Littelfuse Inc 105,404 16,831
$ 33,323
Electronics - 2.63%
Arrow Electronics Inc
( c)
259,866 17,427
Environmental Control - 2.22%
Waste Connections Inc 152,175 14,683
Hand & Machine Tools - 4.74%
Lincoln Electric Holdings Inc 233,428 19,115
Snap-on Inc 85,057 12,312
$ 31,427
Healthcare - Products - 6.69%
Teleflex Inc 66,745 22,361
Varian Medical Systems Inc
( c)
178,629 21,966
$ 44,327
Healthcare - Services - 3.31%
Universal Health Services Inc 177,131 21,918
Insurance - 5.97%
Fidelity National Financial Inc 505,032 19,575
Markel Corp
( c)
16,951 20,029
$ 39,604
Internet - 1.44%
Rightmove PLC 1,187,978 9,526
Leisure Products & Services - 1.56%
YETI Holdings Inc
( c)
342,835 10,371
Machinery - Diversified - 1.66%
Nordson Corp 75,744 11,006
Oil & Gas - 3.10%
Cimarex Energy Co 229,808 7,595
Helmerich & Payne Inc 185,458 6,842
HollyFrontier Corp 181,116 6,100
$ 20,537
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 8.70%
Alexandria Real Estate Equities Inc 130,433 $ 19,810
CyrusOne Inc 353,251 21,400
STORE Capital Corp 499,673 16,419
$ 57,629
Retail - 4.23%
Chipotle Mexican Grill Inc
( c)
23,169 17,923
Tiffany & Co 75,247 10,052
$ 27,975
Savings & Loans - 2.79%
Washington Federal Inc 616,725 18,496
Semiconductors - 4.65%
Microchip Technology Inc 227,620 20,647
Teradyne Inc 173,149 10,174
$ 30,821
Software - 8.64%
Black Knight Inc
( c)
442,999 29,553
Fair Isaac Corp
( c)
73,610 27,680
$ 57,233
Toys, Games & Hobbies - 2.21%
Hasbro Inc 189,826 14,664
Transportation - 4.33%
Expeditors International of Washington Inc 292,002 20,562
Kirby Corp
( c)
129,092 8,230
$ 28,792
TOTAL COMMON STOCKS $ 648,196
Total Investments $ 667,164
Other Assets and Liabilities -  (0.66)% (4,362)
TOTAL NET ASSETS - 100.00% $ 662,802
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary  ( unaudited)
Sector Percent
Industrial 20.61%
Financial 20.49%
Consumer, Non-cyclical 14.96%
Technology 13.29%
Consumer, Cyclical 10.45%
Utilities 6.96%
Basic Materials 4.51%
Communications 3.43%
Energy 3.10%
Money Market Funds 2.86%
Other Assets and Liabilities
(0.66)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Edge MidCap Fund
February 29, 2020 (unaudited)
See accompanying notes.
121
Affiliated Securities August 31, 2019 Purchases Sales February 29, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 1.43% $ 19,943 $ 98,616 $ 99,591 $ 18,968
$ 19,943 $ 98,616 $ 99,591 $ 18,968
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.43% $ 133 $ — $ — $ —
$ 133 $ — $ — $ —
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
122
INVESTMENT COMPANIES - 13.51% Shares Held Value (000's)
Exchange-Traded Funds - 0.00%
iShares Russell 2000 Value ETF 288 $ 3 1
Money Market Funds - 13.51%
First American Government Obligations Fund
1.46%
(a)
2,236,587 2,237
Morgan Stanley Institutional Liquidity Funds -
Government Portfolio 1.48%
(a),(b),(c)
11,741,116 11,741
Principal Government Money Market Fund
1.43%
(a),(d)
107,586,431 107,586
$ 121,564
TOTAL INVESTMENT COMPANIES $ 121,59 5
COMMON STOCKS - 38.16% Shares Held Value (000's)
Advertising - 0.05%
Clear Channel Outdoor Holdings Inc
(e)
43,695 90
Interpublic Group of Cos Inc/The
(b)
13,426 287
Omnicom Group Inc
(b)
1,468 102
$ 479
Aerospace & Defense - 0.79%
Arconic Inc
(b)
18,244 536
Boeing Co/The 6,290 1,730
General Dynamics Corp 2,081 332
HEICO Corp - Class A
(b)
1,428 126
L3Harris Technologies Inc 834 165
Lockheed Martin Corp
(b)
4,213 1,558
Moog Inc 999 77
Northrop Grumman Corp
(b)
1,492 491
Raytheon Co
(b)
3,252 613
Thales SA 2,549 257
TransDigm Group Inc
(b)
1,168 652
Triumph Group Inc 3,599 68
Ultra Electronics Holdings PLC 5,883 149
United Technologies Corp
(b)
2,738 358
$ 7,112
Agriculture - 0.36%
Altria Group Inc 498 20
Archer-Daniels-Midland Co
(b)
4,594 173
Philip Morris International Inc
(b)
31,453 2,575
Swedish Match AB 7,788 457
$ 3,225
Airlines - 0.15%
Alaska Air Group Inc
(b)
7,243 365
Delta Air Lines Inc
(b)
10,645 492
Southwest Airlines Co
(b)
6,003 277
United Airlines Holdings Inc
(b),(e)
2,964 182
$ 1,316
Apparel - 0.31%
Burberry Group PLC 1,504 32
Capri Holdings Ltd
(b),(e)
12,809 331
Carter's Inc 1,554 142
Hanesbrands Inc
(b)
8,632 114
Kontoor Brands Inc 2,722 92
LVMH Moet Hennessy Louis Vuitton SE 1,748 730
NIKE Inc
(b)
2,732 244
PVH Corp
(b)
4,154 308
Ralph Lauren Corp
(b)
2,648 279
Tapestry Inc
(b)
13,038 306
Under Armour Inc - Class A
(e)
9,277 132
Under Armour Inc - Class C
(e)
5,290 66
$ 2,776
Automobile Manufacturers - 0.34%
Cummins Inc
(b)
3,108 470
Ferrari NV 4,968 783
Fiat Chrysler Automobiles NV 24,133 304
Ford Motor Co 4,643 32
General Motors Co 2,702 82
Navistar International Corp
(e)
5,621 204
PACCAR Inc 6,516 436
REV Group Inc 6,846 54
Subaru Corp 10,000 242
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Manufacturers (continued)
Tesla Inc
(e)
288 $ 193
Volvo AB - B Shares 17,457 274
$ 3,074
Automobile Parts & Equipment - 0.09%
BorgWarner Inc
(b)
12,386 391
Cooper Tire & Rubber Co 2,702 69
Koito Manufacturing Co Ltd 3,100 121
Nokian Renkaat OYJ 3,903 102
Rheinmetall AG 1,632 152
$ 835
Banks - 1.33%
Allegiance Bancshares Inc 2,066 69
Ameris Bancorp 2,192 75
Aozora Bank Ltd 1,300 32
Atlantic Union Bankshares Corp 2,053 61
Banca Generali SpA 5,481 170
BancorpSouth Bank 3,275 80
Bank of America Corp
(b)
10,234 292
Bank OZK 3,088 78
Cadence BanCorp 5,317 75
Citigroup Inc
(b)
1,004 64
Citizens Financial Group Inc 5,951 188
Comerica Inc 174 9
DBS Group Holdings Ltd 2,500 44
DNB ASA 3,344 56
East West Bancorp Inc
(b)
11,118 431
FinecoBank Banca Fineco SpA 41,658 437
First Citizens BancShares Inc/NC 321 146
First Hawaiian Inc 2,975 71
First Interstate BancSystem Inc 2,104 72
First Midwest Bancorp Inc/IL 4,546 83
First Republic Bank/CA 6,882 692
FNB Corp/PA 5,871 59
Fukuoka Financial Group Inc 5,900 88
Goldman Sachs Group Inc/The 1,369 275
Great Western Bancorp Inc 2,796 75
Heritage Commerce Corp 7,684 79
Hilltop Holdings Inc 3,604 75
JPMorgan Chase & Co
(b)
9,690 1,125
KBC Group NV 3,829 255
M&T Bank Corp 5,069 712
Macquarie Group Ltd 1,952 174
Morgan Stanley
(b)
7,393 333
Opus Bank 3,363 80
Oversea-Chinese Banking Corp Ltd 8,000 62
PNC Financial Services Group Inc/The
(b)
3,577 452
Popular Inc 281 14
Raiffeisen Bank International AG 11,473 237
Regions Financial Corp
(b)
5,784 78
Resona Holdings Inc 600 2
Seven Bank Ltd 10,900 29
Shinsei Bank Ltd 17,800 233
Skandinaviska Enskilda Banken AB 1,495 14
Standard Chartered PLC 56,902 412
State Street Corp 634 43
Sumitomo Mitsui Financial Group Inc 17,700 562
Sumitomo Mitsui Trust Holdings Inc 17,300 587
SVB Financial Group
(e)
2,047 426
Truist Financial Corp
(b)
7,752 358
UBS Group AG
(e)
26,824 295
Umpqua Holdings Corp 4,444 68
United Community Banks Inc/GA 3,237 80
Univest Financial Corp 2,868 67
US Bancorp
(b)
23,564 1,094
Veritex Holdings Inc 3,300 79
Wells Fargo & Co 6,192 253
$ 12,000

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
123
COMMON STOCKS (continued) Shares Held Value (000’s)
Beverages - 0.41%
Asahi Group Holdings Ltd 2,600 $ 100
Boston Beer Co Inc/The
(e)
202 75
Carlsberg A/S 3,266 432
Coca-Cola Co/The
(b)
9,124 488
Coca-Cola HBC AG
(e)
7,156 228
Constellation Brands Inc
(b)
1,510 260
Heineken NV 1,691 169
Molson Coors Beverage Co
(b)
766 38
Monster Beverage Corp
(b),(e)
23,320 1,455
PepsiCo Inc
(b)
3,414 451
$ 3,696
Biotechnology - 0.49%
Abcam PLC 11,092 165
Alexion Pharmaceuticals Inc
(e)
2,344 220
Amgen Inc 2,531 506
Apellis Pharmaceuticals Inc
(e)
3,376 117
Arena Pharmaceuticals Inc
(e)
1,122 50
Ascendis Pharma A/S ADR
(e)
304 40
Biogen Inc
(b),(e)
4,537 1,399
Constellation Pharmaceuticals Inc
(e)
1,550 55
Corteva Inc
(b)
17,034 463
Emergent BioSolutions Inc
(e)
1,500 88
Exact Sciences Corp
(e)
2,445 198
Incyte Corp
(b),(e)
8,200 618
Ionis Pharmaceuticals Inc
(e)
2,545 129
Iovance Biotherapeutics Inc
(e)
6,600 217
Sage Therapeutics Inc
(e)
850 40
Y-mAbs Therapeutics Inc
(e)
2,396 71
$ 4,376
Building Materials - 0.55%
American Woodmark Corp
(e)
900 75
Boise Cascade Co 3,210 114
Cemex SAB de CV ADR 88,953 292
Cie de Saint-Gobain 9,687 342
CRH PLC 6,814 230
Daikin Industries Ltd 2,200 296
Fortune Brands Home & Security Inc
(b)
16,550 1,022
Imerys SA 3,444 135
JELD-WEN Holding Inc
(e)
7,808 147
Johnson Controls International plc 537 20
Lennox International Inc 2,651 605
LIXIL Group Corp 26,700 398
Louisiana-Pacific Corp 3,092 88
Marshalls PLC 8,755 82
Martin Marietta Materials Inc 967 220
Masco Corp
(b)
10,790 446
Norbord Inc 3,870 103
ROCKWOOL International A/S 759 177
Vulcan Materials Co
(b)
100 12
Wienerberger AG 6,846 175
$ 4,979
Chemicals - 1.26%
A. Schulman Inc.
(e),(f)
2,332 1
Akzo Nobel NV 14,022 1,121
Ashland Global Holdings Inc 16,377 1,172
Borregaard ASA 8,162 87
Brenntag AG 3,393 154
Celanese Corp
(b)
4,434 416
CF Industries Holdings Inc
(b)
4,130 152
Covestro AG
(g)
15,828 613
Dow Inc 6,383 258
DuPont de Nemours Inc 5,107 219
Eastman Chemical Co 1,333 82
Ecolab Inc 8 1
EMS-Chemie Holding AG 2,032 1,193
FMC Corp
(b)
4,235 394
Hexion Holdings Corp
(e)
22,049 244
IMCD NV 1,228 100
Ingevity Corp
(e)
750 34
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
International Flavors & Fragrances Inc 740 $ 89
Linde PLC
(b)
1,746 334
LyondellBasell Industries NV
(b)
2,217 159
Mosaic Co/The
(b)
10,536 179
Nippon Paint Holdings Co Ltd 6,800 308
Nissan Chemical Corp 12,400 521
Nitto Denko Corp 5,600 278
PPG Industries Inc
(b)
6,685 698
Sherwin-Williams Co/The
(b)
2,043 1,055
Shin-Etsu Chemical Co Ltd 8,500 940
Synthomer PLC 44,110 161
Taiyo Nippon Sanso Corp 2,500 45
Toray Industries Inc 52,345 301
$ 11,309
Commercial Services - 1.78%
Adtalem Global Education Inc
(e)
3,008 93
AMERCO 1,195 385
Aramark 36,300 1,261
Atlantia SpA 10,158 220
Babcock International Group PLC 34,916 201
BrightView Holdings Inc
(e)
4,359 61
Brink's Co/The 1,076 84
Bureau Veritas SA 63,507 1,563
Carriage Services Inc 4,021 85
Chegg Inc
(e)
3,756 147
Cintas Corp 5,657 1,510
CoStar Group Inc
(e)
234 156
Deluxe Corp 1,981 66
Elis SA 7,435 130
Equifax Inc 2,570 365
Escrow Altegrity Inc NPV
(e),(f),(h)
33,568 726
EVERTEC Inc 2,590 77
FleetCor Technologies Inc
(e)
139 37
Global Payments Inc 6,337 1,166
Grand Canyon Education Inc
(e)
2,052 166
H&R Block Inc 343 7
IHS Markit Ltd 261 19
Kforce Inc 2,088 64
LiveRamp Holdings Inc
(e)
2,561 91
Loomis AB 5,523 193
Medifast Inc 930 77
Moody's Corp
(b)
6,919 1,660
Nielsen Holdings PLC
(b)
15,007 273
PayPal Holdings Inc
(e)
2,655 287
Persol Holdings Co Ltd 34,000 457
Quanta Services Inc 2,845 108
Robert Half International Inc
(b)
15,662 789
Rollins Inc
(b)
17,113 641
S&P Global Inc
(b)
6,012 1,598
SEACOR Marine Holdings Inc
(e)
4,844 39
Square Inc
(e)
3,393 283
TriNet Group Inc
(e)
1,761 93
United Rentals Inc
(b),(e)
3,306 438
Wirecard AG 2,911 375
$ 15,991
Computers - 1.50%
Accenture PLC - Class A
(b)
2,768 500
Apple Inc
(b)
22,722 6,210
Cognizant Technology Solutions Corp 966 59
Conduent Inc
(e)
8,547 28
Cubic Corp 2,212 120
Endava PLC ADR
(e)
1,046 56
Fortinet Inc
(b),(e)
3,802 388
Hewlett Packard Enterprise Co 630 8
HP Inc
(b)
18,913 393
International Business Machines Corp
(b)
2,513 327
Itochu Techno-Solutions Corp 20,000 560
Leidos Holdings Inc
(b)
5,263 540
Lumentum Holdings Inc
(e)
857 67

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
124
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
NetApp Inc
(b)
10,927 $ 511
NTT Data Corp 44,453 530
Obic Co Ltd 1,600 198
Otsuka Corp 24,600 1,063
Rapid7 Inc
(e)
2,422 112
Science Applications International Corp 21,017 1,684
Vocera Communications Inc
(e)
4,244 104
$ 13,458
Consumer Products - 0.18%
ACCO Brands Corp 32,508 261
Avery Dennison Corp
(b)
2,579 295
Kimberly-Clark Corp 2,664 349
Spectrum Brands Holdings Inc 13,749 741
$ 1,646
Cosmetics & Personal Care - 0.42%
Colgate-Palmolive Co
(b)
7,971 539
Coty Inc 43,030 397
Edgewell Personal Care Co
(e)
2,394 73
Estee Lauder Cos Inc/The
(b)
1,728 318
Procter & Gamble Co/The
(b)
15,163 1,716
Unilever NV 13,891 733
$ 3,776
Distribution & Wholesale - 0.13%
Copart Inc
(e)
1,690 143
Diploma PLC 8,328 200
Fastenal Co 8,150 279
LKQ Corp
(b),(e)
7,222 214
Toyota Tsusho Corp 4,100 123
WW Grainger Inc
(b)
833 231
$ 1,190
Diversified Financial Services - 1.94%
4L Technologies
(e),(f),(h)
24,306 164
Alliance Data Systems Corp
(b)
1,284 110
American Express Co
(b)
7,806 858
Ares Management Corp 1,855 64
B. Riley Financial Inc 4,001 95
BlackRock Inc
(b)
2,754 1,275
Capital One Financial Corp
(b)
344 30
Cboe Global Markets Inc 7,808 890
Charles Schwab Corp/The 12,656 516
CI Financial Corp 10,800 179
Credit Acceptance Corp
(e)
1,145 462
Discover Financial Services 943 62
Eaton Vance Corp
(b)
14,602 602
ECN Capital Corp 21,067 86
Element Comm Aviation
(e),(f),(h),(i)
280 2,505
Euronext NV
(g)
2,232 186
Federal Agricultural Mortgage Corp 1,033 78
Franklin Resources Inc
(b)
20,315 442
Greenhill & Co Inc 4,829 71
Hamilton Lane Inc 1,388 86
Hannon Armstrong Sustainable Infrastructure
Capital Inc
2,908 99
Hargreaves Lansdown PLC 14,265 286
Hypoport AG
(e)
466 158
Invesco Ltd
(b)
21,334 307
Julius Baer Group Ltd 5,411 228
Legg Mason Inc 16,516 823
LPL Financial Holdings Inc 223 18
Magellan Financial Group Ltd 1,217 45
Mastercard Inc
(b)
2,493 724
Moelis & Co 2,553 82
Nasdaq Inc
(b)
3,646 374
Navient Corp 6,405 72
PRA Group Inc
(e)
6,155 239
Raymond James Financial Inc 304 25
Sanne Group PLC 14,697 108
SEI Investments Co
(b)
12,605 690
Singapore Exchange Ltd 82,800 511
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Synchrony Financial 22,748 $ 662
T Rowe Price Group Inc
(b)
5,802 684
Visa Inc
(b)
8,057 1,465
VZ Holding AG 428 148
Western Union Co/The
(b)
41,849 937
$ 17,446
Electric - 0.68%
AES Corp/VA
(b)
1,974 33
CMS Energy Corp 2,196 133
Dominion Energy Inc
(b)
3,648 285
Duke Energy Corp 218 20
Electric Power Development Co Ltd 2,200 47
Endesa SA 14,068 362
Entergy Corp 70 8
Evergy Inc
(b)
13,766 900
FirstEnergy Corp 286 13
Fortum Oyj 12,366 264
Meridian Energy Ltd 89,377 259
NRG Energy Inc
(b)
54,317 1,804
Public Service Enterprise Group Inc 4,062 208
Red Electrica Corp SA 30,240 578
RWE AG 4,814 167
Southern Co/The
(b)
4,203 254
Terna Rete Elettrica Nazionale SpA 317 2
Vistra Energy Corp 41,601 800
$ 6,137
Electrical Components & Equipment - 0.29%
AMETEK Inc
(b)
2,849 245
Belden Inc 10,273 410
Casio Computer Co Ltd 2,800 48
Emerson Electric Co
(b)
13,817 886
Energizer Holdings Inc 1,922 83
EnerSys 2,507 154
Legrand SA 5,975 459
Schneider Electric SE 3,087 313
$ 2,598
Electronics - 1.23%
Allegion plc
(b)
2,876 331
Alps Alpine Co Ltd 10,300 157
Amphenol Corp 59 5
Assa Abloy AB 25,657 577
Electrocomponents PLC 20,951 164
FARO Technologies Inc
(e)
1,850 106
FLIR Systems Inc 1,286 55
Fortive Corp 6,334 438
Garmin Ltd
(b)
9,560 844
GoPro Inc
(e)
20,253 77
Halma PLC 8,736 220
Hitachi High-Tech Corp 51,436 3,820
Honeywell International Inc
(b)
10,681 1,733
LEM Holding SA 56 73
Mettler-Toledo International Inc
(e)
102 72
Murata Manufacturing Co Ltd 800 42
nVent Electric PLC 3,185 76
PerkinElmer Inc 2,834 245
Roper Technologies Inc
(b)
714 251
Rotork PLC 41,895 153
Woodward Inc 14,372 1,483
Yokogawa Electric Corp 9,200 149
$ 11,071
Energy - Alternate Sources - 0.05%
Vestas Wind Systems A/S 4,514 436
Engineering & Construction - 0.54%
AECOM
(e)
28,384 1,276
Aeroports de Paris 229 34
Alten SA 2,036 228
Badger Daylighting Ltd 2,276 53
CIMIC Group Ltd 6,572 103
Dycom Industries Inc
(e)
1,966 58

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
125
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
Eiffage SA 3,842 $ 411
Gaztransport Et Technigaz SA 1,040 93
HOCHTIEF AG 2,563 256
Jacobs Engineering Group Inc 8,880 820
JGC Holdings Corp 38,300 463
Obayashi Corp 13,500 136
Taisei Corp 21,800 739
Vinci SA 1,836 186
$ 4,856
Entertainment - 0.19%
Aristocrat Leisure Ltd 5,413 119
Deluxe Entertainment
(e)
67,048 48
Eldorado Resorts Inc
(e)
237 12
Genting Singapore Ltd 717,800 423
GVC Holdings PLC 2,008 21
Live Nation Entertainment Inc
(e)
1,010 61
Marriott Vacations Worldwide Corp 2,496 242
OPAP SA 14,223 155
Penn National Gaming Inc
(e)
422 12
Red Rock Resorts Inc 3,900 80
Sankyo Co Ltd 12,300 405
Vail Resorts Inc 460 98
$ 1,676
Environmental Control - 0.07%
Pentair PLC
(b)
3,656 144
Republic Services Inc
(b)
1,611 145
Waste Management Inc
(b)
2,860 317
$ 606
Food - 0.71%
a2 Milk Co Ltd
(e)
8,326 86
Ajinomoto Co Inc 11,285 189
Associated British Foods PLC 1,804 53
Campbell Soup Co
(b)
9,860 445
Cranswick PLC 5,804 249
General Mills Inc
(b)
4,019 197
Hershey Co/The 2,620 377
Hostess Brands Inc
(e)
6,318 80
Just Eat Takeaway
(e),(g)
5,624 493
Koninklijke Ahold Delhaize NV 15,780 369
Kraft Heinz Co/The
(b)
5,814 144
Lamb Weston Holdings Inc 1,486 129
McCormick & Co Inc/MD 1,063 155
Mondelez International Inc 977 52
Performance Food Group Co
(e)
1,989 84
Post Holdings Inc
(e)
18,661 1,890
Seven & i Holdings Co Ltd 16,900 575
Simply Good Foods Co/The
(e)
8,832 195
Tyson Foods Inc
(b)
8,019 544
Viscofan SA 2,267 121
$ 6,427
Food Service - 0.08%
Compass Group PLC 25,163 554
Elior Group SA
(g)
11,611 147
$ 701
Forest Products & Paper - 0.08%
International Paper Co
(b)
4,904 181
Mondi PLC 8,960 182
Schweitzer-Mauduit International Inc 2,593 88
Smurfit Kappa Group PLC 8,472 285
$ 736
Gas - 0.10%
Centrica PLC 95,349 88
New Jersey Resources Corp 2,200 78
Osaka Gas Co Ltd 29,600 474
UGI Corp 8,363 301
$ 941
COMMON STOCKS (continued) Shares Held Value (000’s)
Hand & Machine Tools - 0.08%
Disco Corp 600 $ 122
Kennametal Inc 2,922 81
Makita Corp 500 17
Stanley Black & Decker Inc
(b)
3,498 503
$ 723
Healthcare - Products - 1.09%
Abbott Laboratories 7,022 541
ABIOMED Inc
(b),(e)
1,860 279
Align Technology Inc
(b),(e)
1,256 274
Carl Zeiss Meditec AG 811 86
Cellavision AB 3,070 93
Cochlear Ltd 3,851 527
Coloplast A/S 174 23
Danaher Corp
(b)
3,817 552
DiaSorin SpA 1,537 176
Edwards Lifesciences Corp
(b),(e)
861 176
Elekta AB 6,560 70
Globus Medical Inc
(e)
1,186 54
Haemonetics Corp
(e)
1,334 145
Henry Schein Inc
(b),(e)
8,421 513
Hill-Rom Holdings Inc 1,033 99
Insulet Corp
(e)
2,337 444
Intuitive Surgical Inc
(e)
881 470
Koninklijke Philips NV 9,063 388
Medtronic PLC
(b)
16,378 1,649
Natus Medical Inc
(e)
2,437 66
Novocure Ltd
(e)
517 38
Olympus Corp 13,600 246
OraSure Technologies Inc
(e)
6,383 39
Sonova Holding AG 91 22
STERIS PLC 1,675 266
Sysmex Corp 3,800 243
Tandem Diabetes Care Inc
(e)
2,368 177
Thermo Fisher Scientific Inc
(b)
2,421 704
Varian Medical Systems Inc
(b),(e)
11,585 1,424
Zimmer Biomet Holdings Inc 358 49
$ 9,833
Healthcare - Services - 0.52%
DaVita Inc
(b),(e)
3,510 272
HCA Healthcare Inc 2,636 335
Humana Inc
(b)
3,176 1,015
IQVIA Holdings Inc
(e)
5,350 746
Laboratory Corp of America Holdings
(e)
1,877 330
Lonza Group AG 1,870 746
Orpea 1,582 205
Quest Diagnostics Inc
(b)
2,881 306
Sonic Healthcare Ltd 1,203 23
Teladoc Health Inc
(e)
693 87
UnitedHealth Group Inc
(b)
1,690 431
Universal Health Services Inc
(b)
1,429 177
$ 4,673
Holding Companies - Diversified - 0.02%
CK Hutchison Holdings Ltd 14,500 128
US Well Services Inc - Warrants
(e)
103,668 5
Washington H Soul Pattinson & Co Ltd 852 11
$ 144
Home Builders - 0.41%
Berkeley Group Holdings PLC 7,911 488
Cairn Homes PLC 143,660 194
Cavco Industries Inc
(e)
623 126
DR Horton Inc 363 19
Glenveagh Properties PLC
(e),(g)
183,548 153
Installed Building Products Inc
(e)
1,405 93
Kaufman & Broad SA 3,486 141
Lennar Corp - A Shares 556 33
NVR Inc
(b),(e)
426 1,562
Persimmon PLC 11,568 428
PulteGroup Inc
(b)
7,470 301

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
126
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders (continued)
Skyline Champion Corp
(e)
7,069 $ 180
$ 3,718
Home Furnishings - 0.11%
Hoshizaki Corp 6,800 576
Leggett & Platt Inc
(b)
7,334 291
Whirlpool Corp 881 113
$ 980
Housewares - 0.03%
Newell Brands Inc
(b)
19,910 307
Insurance - 2.11%
Admiral Group PLC 17,435 479
Aflac Inc
(b)
8,460 363
Alleghany Corp
(e)
1,861 1,251
Allianz SE 1,463 319
Allstate Corp/The
(b)
2,332 245
Aon PLC 1,485 309
Arthur J Gallagher & Co 1,935 189
Assurant Inc
(b)
2,217 267
Beazley PLC 22,100 153
Berkshire Hathaway Inc - Class B
(b),(e)
16,748 3,455
Chubb Ltd
(b)
2,010 291
Cincinnati Financial Corp
(b)
4,515 420
CNP Assurances 11,002 173
Direct Line Insurance Group PLC 27,649 110
Everest Re Group Ltd 318 79
Fairfax Financial Holdings Ltd 1,100 474
Fidelity National Financial Inc
(b)
23,435 908
Genworth Financial Inc 157,697 615
Globe Life Inc
(b)
3,516 326
Hartford Financial Services Group Inc/The
(b)
3,959 198
Insurance Australia Group Ltd 288,150 1,213
James River Group Holdings Ltd 2,382 96
Lancashire Holdings Ltd 9,600 90
Loews Corp 801 37
Markel Corp
(b),(e)
1,226 1,449
Marsh & McLennan Cos Inc
(b)
9,068 948
MBIA Inc
(e)
8,587 67
Medibank Pvt Ltd 28,877 54
MetLife Inc
(b)
5,463 234
NMI Holdings Inc
(e)
3,150 74
NN Group NV 1,775 61
Progressive Corp/The 5,662 414
Prudential Financial Inc 46 3
Radian Group Inc 5,027 107
RSA Insurance Group PLC 16,325 109
Sampo Oyj 20,860 852
Sony Financial Holdings Inc 22,181 442
Third Point Reinsurance Ltd
(e)
7,017 63
Travelers Cos Inc/The
(b)
826 99
Tryg A/S 10,091 283
Unum Group 462 11
White Mountains Insurance Group Ltd 266 263
Willis Towers Watson PLC 6,812 1,289
WR Berkley Corp 2,101 141
$ 19,023
Internet - 2.01%
Adevinta ASA - B Shares
(e)
29,845 310
Alphabet Inc - A Shares
(b),(e)
2,350 3,147
Amazon.com Inc
(b),(e)
1,586 2,988
Booking Holdings Inc
(e)
461 782
Cardlytics Inc
(e)
629 50
CDW Corp/DE 883 101
Cerved Group SpA 21,559 205
DraftKings Inc
(e),(f),(h),(i)
54,277 280
eBay Inc
(b)
30,447 1,055
Expedia Group Inc 178 18
Facebook Inc
(b),(e)
7,117 1,369
GoDaddy Inc
(e)
9,405 658
JD.com Inc ADR
(e)
11,463 441
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
Kakaku.com Inc 13,000 $ 278
Klarna Holding AB
(e),(f),(h),(i)
808 190
Limelight Networks Inc
(e)
23,328 118
Match Group Inc
(e)
803 52
Mimecast Ltd
(e)
3,323 132
MonotaRO Co Ltd 33,900 755
Netflix Inc
(e)
1,069 395
NortonLifeLock Inc
(b)
44,086 839
Pinterest Inc
(e)
1,321 26
Proofpoint Inc
(e)
700 75
Rubicon Project Inc/The
(e)
9,000 102
Scout24 AG
(g)
5,701 375
Spotify Technology SA
(e)
2,682 368
TripAdvisor Inc
(b)
1,249 29
Uber Technologies Inc
(e)
42,792 1,449
VeriSign Inc
(b),(e)
2,964 562
Z Holdings Corp 266,825 968
$ 18,117
Iron & Steel - 0.22%
Evraz PLC 131,704 563
Hitachi Metals Ltd 88,957 1,281
Nucor Corp
(b)
3,299 136
Reliance Steel & Aluminum Co 41 4
$ 1,984
Leisure Products & Services - 0.28%
BRP Inc 2,122 87
Carnival Corp
(b)
14,102 472
CTS Eventim AG & Co KGaA 3,659 196
Malibu Boats Inc
(e)
1,834 81
MIPS AB 6,549 146
Norwegian Cruise Line Holdings Ltd
(e)
1,732 64
Peloton Interactive Inc
(e)
7,496 200
Planet Fitness Inc
(e)
3,633 245
Shimano Inc 6,400 889
Thule Group AB
(g)
5,653 124
$ 2,504
Lodging - 0.22%
Choice Hotels International Inc 6,075 555
Hilton Worldwide Holdings Inc
(b)
6,504 632
InterContinental Hotels Group PLC 1,048 58
MGM Resorts International
(b)
19,766 485
Wyndham Hotels & Resorts Inc 4,260 217
Wynn Macau Ltd 9,600 20
$ 1,967
Machinery - Construction & Mining - 0.14%
Argan Inc 3,534 148
Astec Industries Inc 2,438 92
Caterpillar Inc 3,859 479
Mitsubishi Heavy Industries Ltd 400 13
Sandvik AB 29,959 499
$ 1,231
Machinery - Diversified - 0.60%
Atlas Copco AB - A Shares 5,442 194
Chart Industries Inc
(e)
1,024 58
Curtiss-Wright Corp 784 94
Deere & Co 180 28
Dover Corp
(b)
10,984 1,129
Flowserve Corp
(b)
151 6
GEA Group AG 2,233 60
Hexagon AB 11,282 608
Ichor Holdings Ltd
(e)
2,633 76
IDEX Corp
(b)
10,009 1,481
Inficon Holding AG 159 112
Interpump Group SpA 5,309 161
Keyence Corp 100 32
Kone Oyj 5,913 335
Marel HF
(g)
28,882 129
Rockwell Automation Inc 2,791 512
Spirax-Sarco Engineering PLC 993 109

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
127
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Stabilus SA 2,321 $ 127
Washtec AG 2,580 140
Westinghouse Air Brake Technologies Corp 267 18
$ 5,409
Media - 0.72%
Altice USA Inc
(e)
32,444 839
Charter Communications Inc
(b),(e)
3,278 1,617
Comcast Corp - Class A 519 21
Discovery Inc - A Shares
(e)
9,401 241
Discovery Inc - C Shares
(b),(e)
24,249 609
DISH Network Corp
(e)
767 26
FactSet Research Systems Inc 687 183
Fox Corp - A Shares 1,075 33
iHeartMedia Inc
(e)
18,582 281
Liberty Global PLC - A Shares
(e)
2,800 55
Liberty Global PLC - C Shares
(e)
13,895 258
Quebecor Inc 6,800 159
Shaw Communications Inc 15,700 272
TEGNA Inc 5,922 85
Telenet Group Holding NV 5,335 205
ViacomCBS Inc 501 12
Walt Disney Co/The
(b)
8,578 1,009
Wolters Kluwer NV 8,345 610
$ 6,515
Metal Fabrication & Hardware - 0.06%
Advanced Drainage Systems Inc 3,556 149
Rexnord Corp 8,106 237
Troax Group AB 10,341 131
$ 517
Mining - 0.46%
BHP Group Ltd 24,722 537
BHP Group PLC 20,737 379
Compass Minerals International Inc 1,263 69
Ecobat Holdings, Inc - Class B
(e)
2,998 2,014
First Quantum Minerals Ltd 5,200 38
Franco-Nevada Corp 1,700 182
Kinross Gold Corp
(e)
36,300 183
Kirkland Lake Gold Ltd 12,300 397
Rio Tinto PLC 4,033 190
Teck Resources Ltd 17,100 172
$ 4,161
Miscellaneous Manufacturers - 0.51%
3M Co
(b)
4,850 724
Alstom SA 3,968 196
AO Smith Corp
(b)
3,534 140
Eaton Corp PLC
(b)
9,039 819
Enerpac Tool Group Corp 4,244 91
Illinois Tool Works Inc
(b)
8,050 1,351
Ingersoll-Rand PLC
(b)
7,173 925
ITT Inc 1,743 105
JSR Corp 7,923 138
Sturm Ruger & Co Inc 1,723 83
$ 4,572
Office & Business Equipment - 0.08%
Xerox Holdings Corp
(b)
7,677 247
Zebra Technologies Corp
(b),(e)
2,069 437
$ 684
Office Furnishings - 0.01%
Knoll Inc 3,929 69
Oil & Gas - 0.94%
Apache Corp
(b)
25,378 632
Bellatrix Exploration Ltd
(e),(f),(h)
94,641 —
Cabot Oil & Gas Corp 1,037 15
Chevron Corp
(b)
9,131 852
Concho Resources Inc 13,062 889
ConocoPhillips
(b)
21,386 1,036
Continental Resources Inc/OK 4,741 90
DCC PLC 63 5
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Devon Energy Corp
(b)
573 $ 9
Dommo Energia SA ADR
(e)
269 1
EOG Resources Inc
(b)
10,951 693
Exxon Mobil Corp 18,029 927
Helmerich & Payne Inc
(b)
2,446 90
HollyFrontier Corp
(b)
14,173 477
JXTG Holdings Inc 97,537 395
Lundin Petroleum AB 13,533 386
Marathon Petroleum Corp
(b)
1,880 89
Neste Oyj 14,348 573
Occidental Petroleum Corp
(b)
12,400 406
Ovintiv Inc 13,260 153
Phillips 66
(b)
2,946 221
Royal Dutch Shell PLC - A Shares 5,143 111
Suncor Energy Inc 5,200 143
Valero Energy Corp 3,695 245
Whiting Petroleum Corp
(e)
14,653 27
$ 8,465
Oil & Gas Services - 0.13%
DMC Global Inc 2,124 76
Halliburton Co
(b)
19,201 326
National Oilwell Varco Inc
(b)
14,511 271
TechnipFMC PLC
(b)
25,590 380
TGS NOPEC Geophysical Co ASA 5,174 121
$ 1,174
Packaging & Containers - 0.32%
Amcor PLC 13,203 123
Ball Corp 5,354 377
Crown Holdings Inc
(e)
5,515 389
Graphic Packaging Holding Co 53,959 730
Packaging Corp of America
(b)
1,534 139
Sealed Air Corp
(b)
30,213 916
Vidrala SA 2,045 199
$ 2,873
Pharmaceuticals - 1.92%
AbbVie Inc
(b)
25,031 2,146
Aerie Pharmaceuticals Inc
(e)
2,237 39
Aimmune Therapeutics Inc
(e)
1,948 46
Allergan PLC 1,643 313
AmerisourceBergen Corp
(b)
2,070 174
Astellas Pharma Inc 38,200 599
AstraZeneca PLC ADR 2,483 109
AstraZeneca PLC 1,923 169
Becton Dickinson and Co 602 143
Bristol-Myers Squibb Co
(b)
31,492 1,860
China Biologic Products Holdings Inc
(e)
6,571 758
Chugai Pharmaceutical Co Ltd 1,600 172
Cigna Corp
(b)
644 118
CVS Health Corp
(b)
27,941 1,653
DexCom Inc
(e)
1,409 389
Elanco Animal Health Inc
(e)
30,630 839
Galapagos NV ADR
(e)
246 52
Galapagos NV
(e)
754 159
GlaxoSmithKline PLC 749 15
Global Blood Therapeutics Inc
(e)
1,725 110
Grifols SA ADR 3,047 65
Ipsen SA 898 59
Jazz Pharmaceuticals PLC
(b),(e)
958 110
Johnson & Johnson
(b)
9,309 1,251
KalVista Pharmaceuticals Inc
(e)
3,953 53
Kyowa Kirin Co Ltd 13,703 327
Merck & Co Inc
(b)
8,786 673
Mylan NV
(b),(e)
8,451 145
MyoKardia Inc
(e)
877 56
Novartis AG 4,195 353
Novo Nordisk A/S 6,840 401
Odonate Therapeutics Inc
(e)
1,847 55
Otsuka Holdings Co Ltd 1,400 52
Pfizer Inc
(b)
15,162 507

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
128
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
PRA Health Sciences Inc
(e)
950 $ 89
Principia Biopharma Inc
(e)
600 39
Rhythm Pharmaceuticals Inc
(e)
3,260 62
Roche Holding AG 7,229 2,324
Sarepta Therapeutics Inc
(e)
800 92
Shionogi & Co Ltd 600 32
Sumitomo Dainippon Pharma Co Ltd 30,396 434
UCB SA 2,095 194
$ 17,236
Pipelines - 0.08%
Enterprise Products Partners LP 751 17
Kinder Morgan Inc/DE
(b)
35,697 684
Magellan Midstream Partners LP 358 20
Southcross Holdings
(e),(f),(h)
388,623 39
$ 760
Private Equity - 0.02%
3i Group PLC 3,228 43
Blackstone Group Inc/The 2,702 145
$ 188
Real Estate - 0.10%
Catena AB 4,280 143
CBRE Group Inc
(b),(e)
4,828 271
CK Asset Holdings Ltd 23,500 150
Daito Trust Construction Co Ltd 1,900 193
Hill Street
(e),(f),(h)
222 6
Hill Street - Warrants
(e),(f),(h)
377 —
LEG Immobilien AG 1,383 166
REA Group Ltd 158 10
WE Company Common Class A
(e),(f),(h),(i)
356 3
$ 942
REITs - 0.75%
Agree Realty Corp 1,306 94
Alexandria Real Estate Equities Inc
(b)
2,086 317
American Tower Corp 3,605 817
AvalonBay Communities Inc 505 101
Big Yellow Group PLC 8,191 114
Boston Properties Inc 107 14
CoreCivic Inc 5,425 80
Dexus 1,657 13
Digital Realty Trust Inc
(b)
1,588 191
Duke Realty Corp
(b)
2,412 78
Easterly Government Properties Inc 4,531 108
Equity Residential 790 59
Extra Space Storage Inc
(b)
4,123 414
Federal Realty Investment Trust 515 60
Gaming and Leisure Properties Inc 320 14
Goodman Group 11,129 109
Hibernia REIT plc 96,428 130
Iron Mountain Inc 692 21
Japan Real Estate Investment Corp 24 164
Japan Retail Fund Investment Corp 81 154
Kimco Realty Corp
(b)
918 16
Mid-America Apartment Communities Inc
(b)
2,347 303
Monmouth Real Estate Investment Corp 6,726 96
Outfront Media Inc 3,100 82
Pebblebrook Hotel Trust 3,151 64
Piedmont Office Realty Trust Inc 3,800 82
PotlatchDeltic Corp 5,486 202
Prologis Inc
(b)
1,352 114
Public Storage
(b)
3,956 827
Realty Income Corp
(b)
4,024 291
RPT Realty 6,108 79
Scentre Group 12,042 27
Segro PLC 13,265 141
Simon Property Group Inc
(b)
5,913 728
UDR Inc 1,251 56
Vicinity Centres 135,054 191
Welltower Inc 1,407 105
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Weyerhaeuser Co
(b)
10,485 $ 273
$ 6,729
Retail - 2.63%
ABC-Mart Inc 4,100 236
Advance Auto Parts Inc
(b)
7,095 944
Alimentation Couche-Tard Inc 19,647 597
AutoZone Inc
(b),(e)
1,964 2,028
Best Buy Co Inc
(b)
2,713 205
Burlington Stores Inc
(e)
545 118
Cannae Holdings Inc
(e)
3,800 142
CarMax Inc
(e)
4,902 428
Cheesecake Factory Inc/The 4,054 144
Children's Place Inc/The 2,258 130
Costco Wholesale Corp
(b)
1,297 365
Dollar General Corp
(b)
6,102 917
Domino's Pizza Inc
(b)
1,608 546
FamilyMart Co Ltd 17,100 373
Fast Retailing Co Ltd 400 197
Five Below Inc
(e)
818 79
Floor & Decor Holdings Inc
(e)
4,552 232
Gap Inc/The
(b)
43,863 629
Genuine Parts Co 1,670 146
Hennes & Mauritz AB 19,144 347
Home Depot Inc/The
(b)
9,895 2,155
Jand Inc
(e),(f),(h),(i)
1,693 27
Kohl's Corp
(b)
12,578 492
Lowe's Cos Inc
(b)
17,203 1,833
Macy's Inc 12,329 163
McDonald's Corp
(b)
2,792 543
McDonald's Holdings Co Japan Ltd 8,900 375
Michaels Cos Inc/The
(e)
8,557 37
Moncler SpA 7,529 296
Movado Group Inc 4,361 64
Next PLC 3,912 308
Nitori Holdings Co Ltd 2,700 375
Pandora A/S 1,174 53
Panera Bread Co
(e),(f),(h)
1,664 —
Restaurant Brands International Inc 1,000 59
Starbucks Corp
(b)
11,563 907
Sundrug Co Ltd 11,200 349
Target Corp
(b)
14,671 1,511
TJX Cos Inc/The
(b)
27,201 1,627
Tractor Supply Co 2,665 236
Vera Bradley Inc
(e)
5,872 49
Walgreens Boots Alliance Inc
(b)
3,604 165
Walmart Inc
(b)
13,942 1,501
Welcia Holdings Co Ltd 5,600 334
Wesfarmers Ltd 7,445 199
Yum China Holdings Inc 1,747 77
Yum! Brands Inc
(b)
13,094 1,168
$ 23,706
Savings & Loans - 0.02%
OceanFirst Financial Corp 4,001 82
Sterling Bancorp/DE 4,323 71
$ 153
Semiconductors - 1.46%
Advanced Micro Devices Inc
(e)
8,764 399
Applied Materials Inc
(b)
21,929 1,274
ASML Holding NV 2,095 581
BE Semiconductor Industries NV 2,132 83
Broadcom Inc
(b)
2,869 782
Entegris Inc 2,325 124
FormFactor Inc
(e)
4,151 93
Hamamatsu Photonics KK 4,700 183
Intel Corp
(b)
27,388 1,520
IPG Photonics Corp
(e)
129 16
KLA Corp 407 63
Lam Research Corp
(b)
4,177 1,226
Marvell Technology Group Ltd 7,392 157

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
129
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Maxim Integrated Products Inc 8,898 $ 495
Microchip Technology Inc 3,314 301
Micron Technology Inc
(e)
2,704 142
NVIDIA Corp
(b)
3,720 1,005
NXP Semiconductors NV 92 10
Qorvo Inc
(b),(e)
10,741 1,080
QUALCOMM Inc
(b)
7,734 606
Renesas Electronics Corp
(e)
61,793 376
Rohm Co Ltd 5,288 346
Silicon Motion Technology Corp ADR 2,066 77
Skyworks Solutions Inc
(b)
8,110 812
SOITEC
(e)
1,618 135
Texas Instruments Inc
(b)
5,875 671
Tokyo Electron Ltd 1,000 209
Tower Semiconductor Ltd
(e)
14,452 286
Xperi Corp 5,005 86
$ 13,138
Shipbuilding - 0.01%
Huntington Ingalls Industries Inc 426 88
Software - 2.44%
Activision Blizzard Inc 2,426 141
Adobe Inc
(e)
4,145 1,431
Akamai Technologies Inc
(b),(e)
2,352 203
Avid Technology Inc
(e)
10,255 76
Bandwidth Inc
(e)
2,665 168
Black Knight Inc
(e)
6,546 437
Cadence Design Systems Inc
(b),(e)
9,879 653
CDK Global Inc 9,140 421
Cerner Corp
(b)
3,380 234
Change Healthcare Inc
(e)
69,838 949
Citrix Systems Inc
(b)
8,478 877
Cloudera Inc
(e)
12,392 110
Constellation Software Inc/Canada 608 619
CSG Systems International Inc 1,787 79
Dassault Systemes SE 4,040 641
Dropbox Inc - A Shares
(b),(e)
15,314 300
Electronic Arts Inc
(b),(e)
774 78
Envestnet Inc
(e)
1,431 108
Everbridge Inc
(e)
734 78
Fair Isaac Corp
(e)
333 125
Fidelity National Information Services Inc 8,025 1,121
Five9 Inc
(e)
1,290 94
Guidewire Software Inc
(e)
3,072 337
HubSpot Inc
(e)
578 104
Microsoft Corp
(b)
33,708 5,461
MINDBODY Inc
(e),(f),(h)
9,229 337
MSCI Inc
(b)
2,953 872
Omnicell Inc
(e)
2,940 240
Oracle Corp
(b)
22,729 1,124
Paychex Inc 6,935 537
PROS Holdings Inc
(e)
931 43
SAP SE 5,669 708
ServiceNow Inc
(b),(e)
937 305
SimCorp A/S 606 58
Slack Technologies Inc
(e)
8,558 231
Splunk Inc
(e)
2,550 376
Tabula Rasa HealthCare Inc
(e)
1,588 89
Take-Two Interactive Software Inc
(b),(e)
6,797 731
Ubisoft Entertainment SA
(e)
45 3
Veeva Systems Inc
(b),(e)
2,625 373
Workday Inc
(e)
5,849 1,013
Zoom Video Communications Inc
(e)
658 69
$ 21,954
Telecommunications - 0.91%
AT&T Inc
(b)
58,814 2,071
Calix Inc
(e)
12,359 111
Cisco Systems Inc
(b)
17,890 714
Corning Inc
(b)
10,801 258
Deutsche Telekom AG 51,644 846
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Elisa Oyj 539 $ 31
Harmonic Inc
(e)
16,089 99
Hellenic Telecommunications Organization SA 11,201 159
Hikari Tsushin Inc 100 19
HMS Networks AB 4,996 66
InterDigital Inc 1,443 76
Juniper Networks Inc
(b)
6,907 147
Motorola Solutions Inc
(b)
10,623 1,760
Oi SA ADR
(e)
4,925 5
Ooma Inc
(e)
5,756 74
Plantronics Inc 2,630 36
Rogers Communications Inc 1,600 73
Sectra AB - B Shares
(e)
2,648 97
SES SA 3,633 42
Softbank Corp 9,600 126
SoftBank Group Corp 25,686 1,194
Spark New Zealand Ltd 7,108 20
T-Mobile US Inc
(b),(e)
1,339 121
Verizon Communications Inc
(b)
1,278 69
$ 8,214
Textiles - 0.00%
Mohawk Industries Inc
(e)
377 46
Toys, Games & Hobbies - 0.07%
Games Workshop Group PLC 1,676 137
Nintendo Co Ltd 1,400 470
$ 607
Transportation - 0.52%
Aurizon Holdings Ltd 59,726 190
Canadian National Railway Co 5,155 437
Canadian Pacific Railway Ltd 400 99
Central Japan Railway Co 1,800 296
CH Robinson Worldwide Inc
(b)
3,234 223
CSX Corp
(b)
418 29
Dorian LPG Ltd
(e)
19,152 213
East Japan Railway Co 100 8
Expeditors International of Washington Inc
(b)
7,858 554
Hub Group Inc
(e)
1,600 74
JB Hunt Transport Services Inc 2,846 274
Kansas City Southern
(b)
3,770 568
Scorpio Tankers Inc 8,843 175
SEACOR Holdings Inc
(e)
4,543 169
Seibu Holdings Inc 36,200 513
Union Pacific Corp
(b)
4,766 762
United Parcel Service Inc 991 90
$ 4,674
Trucking & Leasing - 0.03%
GATX Corp 3,447 247
Water - 0.03%
Veolia Environnement SA 7,879 227
TOTAL COMMON STOCKS $ 343,421
CONVERTIBLE PREFERRED STOCKS
- 0.11% Shares Held Value (000's)
Agriculture - 0.08%
Bunge Ltd 4.88%
(j)
6,930 $ 693
Internet - 0.02%
Airbnb Inc - Series E 0.00%
(e),(f),(h),(i)
1,685 200
Oil & Gas - 0.00%
Chesapeake Energy Corp 5.75%
(j)
355 46
Pipelines - 0.00%
El Paso Energy Capital Trust I 4.75%,
03/31/2028
452 23
Retail - 0.01%
Jand Inc 0.00%
(e),(f),(h),(i)
3,781 60
TOTAL CONVERTIBLE PREFERRED STOCKS $ 1,022
PREFERRED STOCKS - 0.38% Shares Held Value (000's)
Automobile Manufacturers - 0.03%
Volkswagen AG 6.56% 1,659 275

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
130
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Chemicals - 0.01%
FUCHS PETROLUB SE 0.97% 1,260 $ 48
Internet - 0.00%
Veracode Inc 0.00%
(e),(f),(h),(i)
6,031 3
Pipelines - 0.30%
Southcross Energy Series A 0.00%
(e),(f),(h)
2,399,338 1,871
Southcross Energy Series B 0.00%
(e),(f),(h)
703,848 845
$ 2,716
Private Equity - 0.02%
Forward Venture Services LLC 0.00%
(e),(f),(h),(i)
32,815 184
Real Estate - 0.01%
WE Company Preferred D-1 0.00%
(e),(f),(h),(i)
4,867 54
WE Company Preferred D-2 0.00%
(e),(f),(h),(i)
3,824 43
$ 97
Software - 0.01%
Marklogic Corp 0.00%
(e),(f),(h),(i)
14,832 131
TOTAL PREFERRED STOCKS $ 3,454
BONDS - 38.61%
Principal
Amount (000's) Value (000's)
Advertising - 0.01%
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.63%, 03/15/2030
(g)
$ 120 $ 120
Aerospace & Defense - 0.09%
Leonardo US Holdings Inc
6.25%, 01/15/2040
(g)
716 796
Spirit AeroSystems Inc
4.60%, 06/15/2028 35 35
$ 831
Agriculture - 0.28%
JBS Investments II GmbH
7.00%, 01/15/2026
(g)
2,400 2,562
Airlines - 0.16%
Latam Airlines 2015-1 Pass Through Trust B
4.50%, 08/15/2025 475 476
United Airlines 2019-2 Class B Pass Through
Trust
3.50%, 11/01/2029 925 959
$ 1,435
Automobile Asset Backed Securities - 2.02%
Ally Auto Receivables Trust 2019-4
1.84%, 06/17/2024 705 712
Americredit Automobile Receivables Trust 2018-2
4.01%, 07/18/2024 550 583
Americredit Automobile Receivables Trust 2018-3
1.91%, 01/18/2022 185 185
1.00 x 1 Month USD LIBOR + 0.25%
4.04%, 11/18/2024 670 712
AmeriCredit Automobile Receivables Trust
2019-3
2.06%, 04/18/2024 330 334
Avid Automobile Receivables Trust 2019-1
3.14%, 07/15/2026
(g)
150 153
CarMax Auto Owner Trust
2.64%, 07/15/2026 175 179
CarMax Auto Owner Trust 2018-1
3.37%, 07/15/2024 25 26
CarMax Auto Owner Trust 2018-2
3.99%, 04/15/2025 320 335
Carmax Auto Owner Trust 2018-4
4.15%, 04/15/2025 205 217
Carmax Auto Owner Trust 2019-1
3.05%, 03/15/2024 1,415 1,454
Chesapeake Funding II LLC
3.57%, 04/15/2030
(g)
175 181
3.71%, 05/15/2029
(g)
130 133
3.92%, 04/15/2030
(g)
455 472
CIG AUTO RECEIVABLES TRUST 2017-1
2.71%, 05/15/2023
(g)
15 15
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
CPS Auto Receivables Trust 2017-D
3.73%, 09/15/2023
(g)
$ 190 $ 194
CPS Auto Receivables Trust 2018-A
3.05%, 12/15/2023
(g)
105 106
CPS Auto Receivables Trust 2018-D
3.83%, 09/15/2023
(g)
330 339
Drive Auto Receivables Trust 2018-1
3.81%, 05/15/2024 685 698
Drive Auto Receivables Trust 2018-5
4.30%, 04/15/2026 420 437
Drive Auto Receivables Trust 2019-1
4.09%, 06/15/2026 260 269
Drive Auto Receivables Trust 2019-3
2.49%, 06/15/2023 205 207
DT Auto Owner Trust 2018-2
4.15%, 03/15/2024
(g)
290 299
DT Auto Owner Trust 2018-3
3.79%, 07/15/2024
(g)
395 404
First Investors Auto Owner Trust 2016-2
3.35%, 11/15/2022
(g)
70 71
First Investors Auto Owner Trust 2019-2
2.80%, 12/15/2025
(g)
75 77
3.88%, 01/15/2026
(g)
175 179
Flagship Credit Auto Trust 2019-2
3.53%, 05/15/2025
(g)
520 545
Ford Credit Auto Owner Trust 2017-B
1.69%, 11/15/2021 653 653
GLS Auto Receivables Issuer Trust 2019-2
3.54%, 02/18/2025
(g)
785 812
Hertz Vehicle Financing II LP
3.29%, 10/25/2023
(g)
315 328
4.39%, 02/25/2024
(g)
135 142
5.31%, 10/25/2023
(g)
185 198
Honda Auto Receivables 2016-4 Owner Trust
1.21%, 12/18/2020 9 9
Honda Auto Receivables 2017-3 Owner Trust
1.79%, 09/20/2021 158 158
Motor 2017-1 PLC
2.16%, 09/25/2024
(g)
143 143
1.00 x 1 Month USD LIBOR + 0.53%
Nissan Auto Receivables 2017-A Owner Trust
1.74%, 08/16/2021 100 100
Nissan Auto Receivables 2018-A Owner Trust
2.65%, 05/16/2022 622 626
Prestige Auto Receivables Trust 2016-1
5.15%, 11/15/2021
(g)
815 827
Prestige Auto Receivables Trust 2019-1
3.90%, 05/15/2026
(g)
145 149
Santander Drive Auto Receivables Trust 2018-2
3.88%, 02/15/2024 800 827
Santander Drive Auto Receivables Trust 2018-5
3.81%, 12/16/2024 490 499
Santander Drive Auto Receivables Trust 2019-2
3.22%, 07/15/2025 655 672
Tidewater Auto Receivables Trust 2018-A
4.30%, 11/15/2024
(g)
100 103
Toyota Auto Receivables 2017-A Owner Trust
1.73%, 02/16/2021 37 37
Toyota Auto Receivables 2018-B Owner Trust
2.96%, 09/15/2022 1,190 1,203
United Auto Credit Securitization Trust 2019-1
3.16%, 08/12/2024
(g)
480 483
Westlake Automobile Receivables Trust 2018-1
3.41%, 05/15/2023
(g)
175 177

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
131
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Westlake Automobile Receivables Trust 2018-3
2.01%, 01/18/2022
(g)
$ 291 $ 291
1.00 x 1 Month USD LIBOR + 0.35%
4.00%, 10/16/2023
(g)
225 233
$ 18,186
Automobile Floor Plan Asset Backed Securities - 0.02%
Navistar Financial Dealer Note Master Owner
Trust II
2.26%, 09/25/2023
(g)
205 205
1.00 x 1 Month USD LIBOR + 0.63%
Automobile Manufacturers - 0.08%
American Honda Finance Corp
1.95%, 05/20/2022 300 304
2.10%, 05/10/2023 445 444
3 Month USD LIBOR + 0.37%
$ 748
Banks - 1.74%
Banco Hipotecario SA
35.19%, 11/07/2022
(g)
ARS 10,245 156
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 4.00%
Banco Macro SA
17.50%, 05/08/2022
(g)
5,115 45
Banco Mercantil del Norte SA/Grand Cayman
6.75%, 12/31/2049
(g),(j),(k)
$ 725 767
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
6.75%, 12/31/2049
(j),(k)
1,925 2,036
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Banco Supervielle SA
38.71%, 08/09/2020
(g)
ARS 5,500 84
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 4.50%
Bancolombia SA
4.63%, 12/18/2029
(k)
$ 1,500 1,528
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
Bank Leumi Le-Israel BM
3.28%, 01/29/2031
(g),(k)
2,975 2,971
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.63%
Citibank NA
2.29%, 05/20/2022 1,170 1,173
3 Month USD LIBOR + 0.60%
Danske Bank A/S
3.24%, 12/20/2025
(g),(k)
200 210
3 Month USD LIBOR + 1.59%
Financiera de Desarrollo Territorial SA Findeter
7.88%, 08/12/2024
(g)
COP 3,380,000 1,020
International Bank of Azerbaijan OJSC
3.50%, 09/01/2024 $ 2,000 1,930
MUFG Union Bank NA
1.94%, 12/09/2022 750 754
United States Secured Overnight Financing
Rate + 0.71%
PNC Bank NA
2.32%, 12/09/2022 1,480 1,487
3 Month USD LIBOR + 0.43%
US Bank NA/Cincinnati OH
2.28%, 12/09/2022 1,500 1,507
3 Month USD LIBOR + 0.40%
$ 15,668
Building Materials - 0.01%
Carrier Global Corp
1.92%, 02/15/2023
(g)
105 106
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities - 5.06%
Banc of America Commercial Mortgage Trust
2015-UBS7
3.17%, 09/15/2048 $ 531 $ 458
CCRESG Commercial Mortgage Trust
2016-HEAT
5.49%, 04/10/2029
(g),(l)
255 261
COMM 2012-LC4 Mortgage Trust
5.54%, 12/10/2044
(l)
10 11
COMM 2014-CCRE18 Mortgage Trust
3.60%, 07/15/2047
(g)
1,925 1,616
COMM 2015-CCRE25 Mortgage Trust
3.79%, 08/10/2048
(l)
2,280 2,111
COMM 2015-CCRE27 Mortgage Trust
3.25%, 10/10/2048
(g)
2,800 2,338
COMM 2015-LC21 Mortgage Trust
1.05%, 07/10/2048
(g),(l),(m)
10,000 540
1.05%, 07/10/2048
(g),(l),(m)
3,125 167
3.25%, 07/10/2048
(g)
1,012 846
COMM 2016-CR28 Mortgage Trust
3.25%, 02/10/2049
(g)
850 705
Credit Suisse Commercial Mortgage Securities
Corp 2019-SLKZ
5.26%, 01/15/2034
(g)
155 155
1.00 x 1 Month USD LIBOR + 3.60%
Csail 2015-C2 Commercial Mortgage Trust
4.19%, 06/15/2057
(l)
960 962
4.19%, 06/15/2057
(l)
2,184 2,006
CSAIL 2015-C3 Commercial Mortgage Trust
3.35%, 08/15/2048
(l)
1,690 1,483
CSMC 2014-USA OA LLC
4.37%, 09/15/2037
(g)
1,055 1,028
GS Mortgage Securities Corp II
4.41%, 07/10/2051
(g),(l)
635 528
GS Mortgage Securities Trust 2014-GC20
4.96%, 04/10/2047
(g),(l)
1,820 1,685
GS Mortgage Securities Trust 2015-GC32
4.43%, 07/10/2048
(g),(l)
2,476 2,023
HPLY Trust 2019-HIT
3.26%, 11/15/2036
(g)
284 284
1.00 x 1 Month USD LIBOR + 1.60%
JPMBB Commercial Mortgage Securities Trust
2013-C12
4.10%, 07/15/2045
(g),(l)
932 887
JPMBB Commercial Mortgage Securities Trust
2014-C21
3.90%, 08/15/2047
(g),(l)
1,120 900
JPMBB Commercial Mortgage Securities Trust
2014-C26
4.00%, 01/15/2048
(g)
1,300 1,153
JPMBB Commercial Mortgage Securities Trust
2015-C29
3.68%, 05/15/2048
(l),(n)
2,735 2,366
3.90%, 05/15/2048
(g),(l)
2,160 1,702
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12
3.71%, 10/15/2046
(g)
1,275 1,130
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C25
4.53%, 10/15/2048
(g),(l)
350 317
Morgan Stanley Bank of America Merrill Lynch
Trust 2017-C34
0.88%, 11/15/2052
(g),(l),(m)
3,150 191
Morgan Stanley Capital I Trust 2011-C2
5.49%, 06/15/2044
(g),(l)
475 482
5.49%, 06/15/2044
(g),(l)
160 157
Motel 6 Trust 2017-M6MZ
8.58%, 08/15/2024
(g)
955 964
1.00 x 1 Month USD LIBOR + 6.93%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
132
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
SG Commercial Mortgage Securities Trust
2016-C5
2.54%, 10/10/2048
(g)
$ 1,665 $ 1,232
Starwood Retail Property Trust 2014-STAR
4.41%, 11/15/2027
(g)
170 158
1.00 x 1 Month USD LIBOR + 2.75%
6.06%, 11/15/2027
(g)
645 284
1.00 x 1 Month USD LIBOR + 4.40%
Wells Fargo Commercial Mortgage Trust
2015-C26
3.25%, 02/15/2048
(g)
1,981 1,580
Wells Fargo Commercial Mortgage Trust
2015-C28
3.00%, 05/15/2048
(g)
1,794 1,398
Wells Fargo Commercial Mortgage Trust
2015-LC22
3.36%, 09/15/2058
(g)
260 212
Wells Fargo Commercial Mortgage Trust
2015-NXS1
2.88%, 05/15/2048
(g),(l)
1,485 1,356
Wells Fargo Commercial Mortgage Trust
2016-NXS6
2.00%, 11/15/2049
(g),(l),(m)
7,575 862
Wells Fargo Commercial Mortgage Trust
2019-JWDR
3.14%, 09/15/2031
(g),(l)
650 667
WF-RBS Commercial Mortgage Trust 2011-C2
5.66%, 02/15/2044
(g),(l)
115 117
WFRBS Commercial Mortgage Trust 2011-C3
5.68%, 03/15/2044
(g),(l)
350 305
WFRBS Commercial Mortgage Trust 2011-C4
5.23%, 06/15/2044
(g),(l)
845 865
WFRBS Commercial Mortgage Trust 2012-C6
5.58%, 04/15/2045
(g),(l)
500 529
WFRBS Commercial Mortgage Trust 2012-C7
4.81%, 06/15/2045
(l)
80 82
4.81%, 06/15/2045
(g),(l)
225 194
WFRBS Commercial Mortgage Trust 2014-C20
3.99%, 05/15/2047
(g)
267 223
WFRBS Commercial Mortgage Trust 2014-C21
3.49%, 08/15/2047
(g)
1,030 837
3.50%, 08/15/2047
(g),(n)
4,515 4,082
WFRBS Commercial Mortgage Trust 2014-LC14
3.50%, 03/15/2047
(g),(l)
1,300 1,096
$ 45,535
Commercial Services - 0.18%
APX Group Inc
6.75%, 02/15/2027
(g)
1,000 969
United Rentals North America Inc
4.00%, 07/15/2030 630 613
$ 1,582
Computers - 0.18%
Apple Inc
1.70%, 09/11/2022 720 729
Hewlett Packard Enterprise Co
2.57%, 03/12/2021 930 934
3 Month USD LIBOR + 0.68%
$ 1,663
Consumer Products - 0.11%
Kronos Acquisition Holdings Inc
9.00%, 08/15/2023
(g)
1,000 965
Credit Card Asset Backed Securities - 0.49%
BA Credit Card Trust
1.95%, 08/15/2022 1,030 1,030
Chase Issuance Trust
2.21%, 06/15/2023 1,150 1,156
1.00 x 1 Month USD LIBOR + 0.55%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Credit Card Asset Backed Securities (continued)
Citibank Credit Card Issuance Trust
1.89%, 04/07/2022 $ 1,330 $ 1,330
1.00 x 1 Month USD LIBOR + 0.22%
Discover Card Execution Note Trust
3.04%, 07/15/2024 585 605
Genesis Sales Finance Master Trust Series 2019-A
4.68%, 08/20/2023
(g)
255 261
$ 4,382
Diversified Financial Services - 1.37%
Aircastle Ltd
4.25%, 06/15/2026 945 1,021
American Express Co
2.34%, 11/05/2021 870 876
3 Month USD LIBOR + 0.60%
Ameriprise Financial Inc
3.00%, 03/22/2022 515 533
Capital One Bank USA NA
2.01%, 01/27/2023
(k)
1,445 1,458
United States Secured Overnight Financing
Rate + 0.62%
CSN Islands XI Corp
6.75%, 01/28/2028
(g)
1,950 1,769
Power Finance Corp Ltd
5.25%, 08/10/2028 2,740 3,006
Shriram Transport Finance Co Ltd
5.10%, 07/16/2023
(g)
210 211
Unifin Financiera SAB de CV
7.25%, 09/27/2023 2,890 2,926
USAA Capital Corp
2.63%, 06/01/2021
(g)
560 570
$ 12,370
Electric - 0.38%
Adani Electricity Mumbai Ltd
3.95%, 02/12/2030
(g)
1,800 1,809
Enel SpA
8.75%, 09/24/2073
(g),(k)
320 372
USD Swap Semi-Annual 5 Year + 5.88%
GenOn Energy Inc - Escrow
0.00%, 10/15/2018
(e),(f),(h)
6,993 —
0.00%, 10/15/2020
(e),(f),(h)
6,143 —
Vistra Operations Co LLC
3.70%, 01/30/2027
(g)
1,210 1,229
$ 3,410
Engineering & Construction - 0.06%
GMR Hyderabad International Airport Ltd
5.38%, 04/10/2024 270 282
IHS Netherlands Holdco BV
7.13%, 03/18/2025
(g)
265 281
$ 563
Entertainment - 0.34%
Resorts World Las Vegas LLC / RWLV Capital
Inc
4.63%, 04/16/2029
(g)
2,800 3,033
Food - 0.55%
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
5.50%, 01/15/2030
(g)
465 488
Kraft Heinz Foods Co
4.38%, 06/01/2046 170 158
4.88%, 10/01/2049
(g)
270 266
5.00%, 06/04/2042 85 85
MARB BondCo PLC
7.00%, 03/15/2024 3,075 3,152
NBM US Holdings Inc
7.00%, 05/14/2026
(g)
795 831
$ 4,980

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
133
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services - 0.18%
Hadrian Merger Sub Inc
8.50%, 05/01/2026
(g)
$ 971 $ 993
Rede D'or Finance Sarl
4.50%, 01/22/2030
(g)
660 644
$ 1,637
Insurance - 0.36%
AIA Group Ltd
2.43%, 09/20/2021
(g)
515 515
3 Month USD LIBOR + 0.52%
Metropolitan Life Global Funding I
2.14%, 01/13/2023
(g)
600 602
United States Secured Overnight Financing
Rate + 0.57%
3.38%, 01/11/2022
(g)
835 865
New York Life Global Funding
2.95%, 01/28/2021
(g)
855 866
Reliance Standard Life Global Funding II
2.15%, 01/21/2023
(g)
355 362
$ 3,210
Internet - 0.10%
Uber Technologies Inc
7.50%, 09/15/2027
(g)
570 594
8.00%, 11/01/2026
(g),(i)
255 266
$ 860
Investment Companies - 0.09%
Ares Capital Corp
3.25%, 07/15/2025 750 767
Leisure Products & Services - 0.23%
Constellation Merger Sub Inc
8.50%, 09/15/2025
(g),(n)
2,449 2,106
Lodging - 0.21%
Boyd Gaming Corp
4.75%, 12/01/2027
(g)
430 424
Diamond Resorts International Inc
10.75%, 09/01/2024
(g)
180 186
Marriott International Inc/MD
2.13%, 10/03/2022 455 458
2.54%, 03/08/2021 845 849
3 Month USD LIBOR + 0.65%
$ 1,917
Media - 0.48%
Cable Onda SA
4.50%, 01/30/2030
(g)
205 209
Cengage Learning Inc
9.50%, 06/15/2024
(g)
1,548 1,348
Fox Corp
3.67%, 01/25/2022
(g)
910 948
iHeartCommunications Inc
4.75%, 01/15/2028
(g)
320 318
NBCUniversal Enterprise Inc
5.25%, 12/31/2099
(g),(j)
1,205 1,239
Ziggo BV
4.88%, 01/15/2030
(g)
215 223
$ 4,285
Mining - 0.10%
First Quantum Minerals Ltd
6.88%, 03/01/2026
(g)
205 192
Freeport-McMoRan Inc
4.13%, 03/01/2028
(o)
62 59
4.25%, 03/01/2030
(o)
122 114
Minera Mexico SA de CV
4.50%, 01/26/2050
(g)
490 494
$ 859
Miscellaneous Manufacturers - 0.12%
FXI Holdings Inc
7.88%, 11/01/2024
(g),(n)
1,182 1,111
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities - 3.43%
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033 $ 97 $ 100
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034 72 74
5.50%, 08/25/2034 81 84
Alternative Loan Trust 2004-J10
6.00%, 09/25/2034 181 187
Alternative Loan Trust 2005-J1
5.50%, 02/25/2025 82 84
Banc of America Alternative Loan Trust 2003-8
5.50%, 10/25/2033 73 75
Banc of America Funding 2005-7 Trust
5.75%, 11/25/2035 75 82
Banc of America Funding 2007-4 Trust
5.50%, 11/25/2034 98 99
Banc of America Mortgage 2005-A Trust
3.68%, 02/25/2035
(l)
25 25
CHL Mortgage Pass-Through Trust 2004-HYB4
4.10%, 09/20/2034
(l)
32 32
Citigroup Mortgage Loan Trust 2018-A
4.00%, 01/25/2068
(g),(l)
229 230
Citigroup Mortgage Loan Trust 2018-C
4.13%, 03/25/2059
(g),(l)
516 522
Citigroup Mortgage Loan Trust 2019-B
3.26%, 04/25/2066
(g),(l)
340 341
Connecticut Avenue Securities Trust 2019-R04
6.88%, 06/25/2039
(g)
280 313
1.00 x 1 Month USD LIBOR + 5.25%
Connecticut Avenue Securities Trust 2019-R07
5.03%, 10/25/2039
(g)
2,000 2,055
1.00 x 1 Month USD LIBOR + 3.40%
Connecticut Avenue Securities Trust 2020-R01
4.88%, 01/25/2040
(g)
260 260
1.00 x 1 Month USD LIBOR + 3.25%
CSFB Mortgage-Backed Pass-Through
Certificates Series 2003-27
5.75%, 11/25/2033 38 39
CSMC 2018-RPL2 Trust
4.03%, 08/25/2062
(g),(l)
559 558
CSMC 2019-RP10 Trust
3.32%, 12/26/2059
(g),(l)
293 297
DSLA Mortgage Loan Trust 2005-AR5
1.98%, 09/19/2045 134 109
1.00 x 1 Month USD LIBOR + 0.33%
Dukinfield II PLC
2.05%, 12/20/2052 GBP 286 369
1.00 x 3 Month GBP LIBOR + 1.25%
Fannie Mae Connecticut Avenue Securities
3.83%, 01/25/2030 $ 38 39
1.00 x 1 Month USD LIBOR + 2.20%
4.03%, 05/25/2030 65 66
1.00 x 1 Month USD LIBOR + 2.40%
5.88%, 01/25/2031 4,451 4,918
1.00 x 1 Month USD LIBOR + 4.25%
7.38%, 07/25/2029 1,215 1,444
1.00 x 1 Month USD LIBOR + 5.75%
Fannie Mae REMICS
4.47%, 05/25/2047
(m)
1,931 413
(1.00) x 1 Month USD LIBOR + 6.10%
4.57%, 12/25/2045
(m)
1,162 278
(1.00) x 1 Month USD LIBOR + 6.20%
Freddie Mac Stacr Remic Trust 2019-Hqa4
8.23%, 11/25/2049
(g)
530 572
1.00 x 1 Month USD LIBOR + 6.60%
Freddie Mac Stacr Remic Trust 2020-DNA1
6.88%, 01/25/2050
(g)
350 345
1.00 x 1 Month USD LIBOR + 5.25%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
134
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Freddie Mac STACR Remic Trust 2020-DNA2
6.46%, 02/25/2050
(g)
$ 470 $ 453
1.00 x 1 Month USD LIBOR + 4.80%
Freddie Mac STACR REMIC Trust 2020-HQA1
6.73%, 01/25/2050
(g)
220 216
1.00 x 1 Month USD LIBOR + 5.10%
Freddie Mac STACR Trust 2019-DNA4
7.88%, 10/25/2049
(g)
300 312
1.00 x 1 Month USD LIBOR + 6.25%
Freddie Mac STACR Trust 2019-HRP1
5.68%, 02/25/2049
(g)
270 290
1.00 x 1 Month USD LIBOR + 4.05%
Freddie Mac Structured Agency Credit Risk Debt
Notes
3.28%, 04/25/2024 60 61
1.00 x 1 Month USD LIBOR + 1.65%
3.43%, 07/25/2030 25 25
1.00 x 1 Month USD LIBOR + 1.80%
3.48%, 10/25/2027 218 219
1.00 x 1 Month USD LIBOR + 1.85%
3.83%, 02/25/2024 182 184
1.00 x 1 Month USD LIBOR + 2.20%
6.58%, 07/25/2029 1,369 1,563
1.00 x 1 Month USD LIBOR + 4.95%
10.43%, 03/25/2028 4,461 5,400
1.00 x 1 Month USD LIBOR + 8.80%
Gosforth Funding 2018-1 plc
2.13%, 08/25/2060
(g)
224 224
1.00 x 3 Month USD LIBOR + 0.45%
Grand Avenue Mortgage Loan Trust 2017-RPL1
3.25%, 08/25/2064
(g)
129 131
GSR Mortgage Loan Trust 2005-4F
6.50%, 02/25/2035 40 40
IndyMac INDX Mortgage Loan Trust 2004-AR7
2.85%, 09/25/2034 124 117
1.00 x 1 Month USD LIBOR + 1.22%
IndyMac INDX Mortgage Loan Trust 2005-AR11
3.61%, 08/25/2035
(l)
512 462
Lanark Master Issuer PLC
2.45%, 12/22/2069
(g)
254 255
1.00 x 3 Month USD LIBOR + 0.77%
Lehman XS Trust Series 2006-2N
1.89%, 02/25/2046 95 89
1.00 x 1 Month USD LIBOR + 0.26%
MASTR Alternative Loan Trust 2003-9
5.25%, 11/25/2033 39 40
MASTR Alternative Loan Trust 2004-5
5.50%, 06/25/2034 37 37
6.00%, 06/25/2034 46 47
MASTR Alternative Loan Trust 2004-8
6.00%, 09/25/2034 241 252
Merrill Lynch Mortgage Investors Trust Series
MLCC 2006-2
3.88%, 05/25/2036
(l)
15 16
OBX 2019-EXP3 Trust
3.50%, 10/25/2059
(g),(l)
262 268
RCO V Mortgage LLC 2019-1
3.72%, 05/24/2024
(g),(l)
516 521
Residential Asset Securitization Trust 2005-A8CB
5.38%, 07/25/2035 245 225
Sequoia Mortgage Trust 2018-CH1
4.00%, 02/25/2048
(g),(l)
131 135
Sequoia Mortgage Trust 2019-CH1
4.50%, 03/25/2049
(g),(l)
465 478
STACR Trust 2018-HRP2
4.03%, 02/25/2047
(g)
2,390 2,441
1.00 x 1 Month USD LIBOR + 2.40%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Structured Adjustable Rate Mortgage Loan Trust
1.94%, 07/25/2035 $ 575 $ 450
1.00 x 1 Month USD LIBOR + 0.31%
Toorak Mortgage Corp 2018-1 Ltd
4.34%, 08/25/2021
(g),(l)
1,880 1,900
$ 30,861
Oil & Gas - 0.92%
Aker BP ASA
3.75%, 01/15/2030
(g)
355 361
Bellatrix Exploration Ltd
0.00%, 09/11/2023
(e),(f),(h)
236 141
0.00%, PIK 12.50%, 12/15/2023
(e),(f),(h),(i),(p)
257 —
Bruin E&P Partners LLC
8.88%, 08/01/2023
(g)
675 358
California Resources Corp
8.00%, 12/15/2022
(g)
795 179
Cobalt International Energy Inc
0.00%, 12/01/2023
(e)
4,635 104
Gulfport Energy Corp
6.38%, 05/15/2025 705 224
Odebrecht Drilling Norbe VIII/IX Ltd
6.35%, 12/01/2021 1,549 1,545
Odebrecht Offshore Drilling Finance Ltd
6.72%, 12/01/2022 669 663
OGX Austria GmbH
0.00%, 06/01/2018
(e),(g)
600 —
0.00%, 04/01/2022
(e),(g)
1,100 —
Petrobras Global Finance BV
7.25%, 03/17/2044 125 154
Petroleos Mexicanos
6.49%, 01/23/2027
(g)
950 995
6.84%, 01/23/2030
(g)
2,200 2,297
6.84%, 01/23/2030 900 940
Whiting Petroleum Corp
6.63%, 01/15/2026 175 64
YPF SA
6.95%, 07/21/2027
(g)
240 192
11.14%, 07/07/2020
(g)
410 90
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 4.00%
$ 8,307
Other Asset Backed Securities - 5.63%
Accelerated Assets 2018-1 LLC
4.51%, 12/02/2033
(g)
162 169
Adams Outdoor Advertising LP
4.81%, 11/15/2048
(g)
759 809
AIG CLO 2018-1 Ltd
8.27%, 01/20/2032
(g)
2,640 2,445
1.00 x 3 Month USD LIBOR + 6.45%
AIM Aviation Finance Ltd
5.07%, 02/15/2040
(g),(l)
713 710
Ajax Mortgage Loan Trust 2017-B
3.16%, 09/25/2056
(g),(l)
275 278
Allegro CLO VI Ltd
4.59%, 01/17/2031
(g)
250 239
1.00 x 3 Month USD LIBOR + 2.75%
ALM VII R Ltd
8.97%, 10/15/2028
(g)
2,000 1,992
1.00 x 3 Month USD LIBOR + 7.14%
American Homes 4 Rent 2014-SFR2 Trust
5.15%, 10/17/2036
(g)
280 305
6.23%, 10/17/2036
(g)
695 771
American Homes 4 Rent 2014-SFR3 Trust
6.42%, 12/17/2036
(g)
900 1,008
American Homes 4 Rent 2015-SFR1
5.64%, 04/17/2052
(g)
1,045 1,155

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
135
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Apidos CLO XXII
7.82%, 10/20/2027
(g)
$ 750 $ 750
1.00 x 3 Month USD LIBOR + 6.00%
Apidos CLO XXIII
3.60%, 04/15/2033
(g)
370 370
1.00 x 3 Month USD LIBOR + 2.00%
Ascentium Equipment Receivables 2017-2 Trust
2.87%, 08/10/2022
(g)
80 82
Avery Point VII CLO Ltd
8.43%, 01/15/2028
(g)
1,400 1,387
1.00 x 3 Month USD LIBOR + 6.60%
Bayview Opportunity Master Fund IVa Trust
2019-RN2
3.97%, 03/28/2034
(g),(l)
75 77
BCC Funding XIV LLC
6.00%, 04/21/2025
(g)
250 258
Blackbird Capital Aircraft Lease Securitization
Ltd 2016-1
4.21%, 12/16/2041
(g),(l)
206 211
5.68%, 12/16/2041
(g),(l)
569 588
Bowman Park CLO Ltd
7.08%, 11/23/2025
(g)
1,000 997
1.00 x 3 Month USD LIBOR + 5.40%
Cairn CLO XI DAC
6.77%, 07/15/2035
(g)
EUR 360 397
1.00 x 3 Month Euro Interbank Offered
Rate + 6.77%
Carlyle Global Market Strategies Euro CLO
2015-1 Ltd
3.40%, 01/16/2033
(g)
2,205 2,434
1.00 x 3 Month Euro Interbank Offered
Rate + 3.40%
5.50%, 01/16/2033
(g)
882 940
1.00 x 3 Month Euro Interbank Offered
Rate + 5.50%
CCG Receivables Trust 2018-1
3.42%, 06/16/2025
(g)
$ 100 102
Coinstar Funding LLC Series 2017-1
5.22%, 04/25/2047
(g)
705 734
Colony American Finance 2015-1 Ltd
5.65%, 10/15/2047
(g)
550 561
Colony American Finance 2016-1 Ltd
4.64%, 06/15/2048
(g),(l)
260 263
CVP Cascade CLO-2 Ltd
3.02%, 07/18/2026
(g)
335 335
1.00 x 3 Month USD LIBOR + 1.20%
DB Master Finance LLC
4.35%, 05/20/2049
(g)
208 224
Diamond Resorts Owner Trust
6.07%, 10/22/2029
(g)
79 82
Diamond Resorts Owner Trust 2018-1
4.53%, 01/21/2031
(g)
277 288
Diamond Resorts Owner Trust 2019-1
3.53%, 02/20/2032
(g)
284 290
Domino's Pizza Master Issuer LLC
4.12%, 07/25/2047
(g)
327 350
4.12%, 07/25/2048
(g)
49 52
Driven Brands Funding LLC
4.74%, 04/20/2048
(g)
167 179
Dryden 33 Senior Loan Fund
8.80%, 04/15/2029
(g)
700 697
1.00 x 3 Month USD LIBOR + 6.97%
Dryden 63 GBP CLO 2018 BV
3.62%, 10/15/2032
(g)
GBP 2,060 2,625
1.00 x 3 Month GBP LIBOR + 2.90%
5.23%, 10/15/2032
(g)
1,052 1,347
1.00 x 3 Month GBP LIBOR + 4.50%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Elevation CLO 2015-4 Ltd
2.81%, 04/18/2027
(g)
$ 242 $ 242
1.00 x 3 Month USD LIBOR + 0.99%
Fairstone Financial Issuance Trust I
3.95%, 03/21/2033
(g)
CAD 515 388
Five Guys Funding LLC
4.60%, 07/25/2047
(g)
$ 462 492
GCA2014 Holdings Ltd - Class C
6.00%, 01/05/2030
(f),(g),(h)
658 548
GCA2014 Holdings Ltd - Class D
7.50%, 01/05/2030
(f),(g),(h)
295 175
GCA2014 Holdings Ltd - Class E
0.00%, 01/05/2030
(e),(f),(g),(h)
1,030 —
Global Container Assets Ltd
4.50%, 02/05/2030
(g)
226 226
Halcyon Loan Advisors Funding 2014-2 Ltd
2.98%, 04/28/2025
(g)
146 146
1.00 x 3 Month USD LIBOR + 1.18%
Harbour Aircraft Investments Ltd
8.00%, 11/15/2037 574 581
HPEFS Equipment Trust 2020-1
2.26%, 02/20/2030
(g)
115 116
Invitation Homes 2018-SFR1 Trust
3.66%, 03/17/2037
(g)
470 470
1.00 x 1 Month USD LIBOR + 2.00%
Invitation Homes 2018-SFR2 Trust
3.66%, 06/17/2037
(g)
835 831
1.00 x 1 Month USD LIBOR + 2.00%
Invitation Homes 2018-SFR4 Trust
3.31%, 01/17/2038
(g)
210 209
1.00 x 1 Month USD LIBOR + 1.65%
Jamestown CLO VII Ltd
2.62%, 07/25/2027
(g)
468 467
1.00 x 3 Month USD LIBOR + 0.83%
Kestrel Aircraft Funding Ltd
4.25%, 12/15/2038
(g)
359 374
KKR Clo 25 Ltd
8.37%, 04/15/2032
(g)
640 598
1.00 x 3 Month USD LIBOR + 6.54%
Legacy Mortgage Asset Trust 2019-GS3
3.75%, 04/25/2059
(g),(l)
366 372
Madison Park Funding XII Ltd
3.47%, 07/20/2026
(g)
250 250
1.00 x 3 Month USD LIBOR + 1.65%
MAPS 2018-1 Ltd
4.21%, 05/15/2043
(g)
657 681
Marlette Funding Trust 2019-1
3.44%, 04/16/2029
(g)
148 150
Marlette Funding Trust 2019-3
2.69%, 09/17/2029
(g)
162 163
Mountain View CLO X Ltd
2.67%, 10/13/2027
(g)
608 606
1.00 x 3 Month USD LIBOR + 0.82%
Neuberger Berman CLO XIV Ltd
3.52%, 01/28/2030
(g)
365 365
1.00 x 3 Month USD LIBOR + 1.90%
OCP CLO 2015-10 Ltd
2.61%, 10/26/2027
(g)
341 340
1.00 x 3 Month USD LIBOR + 0.82%
Octagon Investment Partners XVI Ltd
7.59%, 07/17/2030
(g)
500 454
1.00 x 3 Month USD LIBOR + 5.75%
OHA Credit Funding 5 Ltd
0.00%, 04/18/2033
(e),(g),(o)
420 420
1.00 x 3 Month USD LIBOR + 2.00%
OHA Loan Funding 2016-1 Ltd
3.68%, 01/20/2033
(g)
345 345
1.00 x 3 Month USD LIBOR + 1.95%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
136
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
OneMain Financial Issuance Trust 2015-3
4.16%, 11/20/2028
(g)
$ 790 $ 796
OneMain Financial Issuance Trust 2019-1
4.22%, 02/14/2031
(g)
620 642
Oxford Finance Funding 2019-1 LLC
4.46%, 02/15/2027
(g)
145 149
Parallel 2015-1 Ltd
2.67%, 07/20/2027
(g)
531 530
1.00 x 3 Month USD LIBOR + 0.85%
Parallel 2017-1 Ltd
3.71%, 07/20/2029
(g)
305 305
1.00 x 3 Month USD LIBOR + 2.00%
Parallel 2018-2 Ltd
3.97%, 10/20/2031
(g)
480 465
1.00 x 3 Month USD LIBOR + 2.15%
Planet Fitness Master Issuer LLC
3.86%, 12/05/2049
(g)
275 287
4.26%, 09/05/2048
(g)
597 618
Progress Residential 2017-SFR2 Trust
4.14%, 12/17/2034
(g)
100 101
Progress Residential 2018-SFR2 Trust
4.66%, 08/17/2035
(g)
100 103
Progress Residential 2019-SFR1 Trust
4.47%, 08/17/2035
(g)
420 438
Prosper Pass-Thru Trust II Series 2019-St2
0.00%, 11/15/2025
(e),(f),(g)
1,190 1,104
0.00%, 11/15/2025
(e),(f),(g)
595 431
PRPM 2018-1 LLC
5.00%, 04/25/2023
(g),(l)
200 201
PRPM 2019-4 LLC
3.35%, 11/25/2024
(g),(l)
204 206
PRPM 2020-1 LLC
2.98%, 02/25/2025
(g),(l)
145 146
Republic FInance Issuance Trust 2019-A
3.43%, 11/22/2027
(g)
490 501
Rockford Tower CLO 2017-2 Ltd
1.90%, 10/15/2029
(g),(o)
295 295
1.00 x 3 Month USD LIBOR + 1.90%
SCF Equipment Leasing 2018-1 LLC
4.21%, 04/20/2027
(g)
795 816
S-Jets 2017-1 Ltd
3.97%, 08/15/2042
(g)
773 796
Sofi Consumer Loan Program 2018-2 Trust
3.35%, 04/26/2027
(g)
312 314
Sound Point Clo XV Ltd
7.77%, 01/23/2029
(g)
1,500 1,335
1.00 x 3 Month USD LIBOR + 5.96%
Sprite 2017-1 Ltd
5.75%, 12/15/2037
(g)
248 260
Staniford Street CLO Ltd
3.07%, 06/15/2025
(g)
195 195
1.00 x 3 Month USD LIBOR + 1.18%
TAL Advantage V LLC
3.55%, 11/20/2038
(g)
197 199
Thunderbolt Aircraft Lease Ltd
5.75%, 05/17/2032
(g),(l)
164 172
Towd Point Mortgage Trust
2.50%, 11/25/2060
(g),(l)
234 235
Towd Point Mortgage Trust 2019-4
2.90%, 10/25/2059
(g),(l)
441 459
Tricon American Homes 2019-SFR1 Trust
2.75%, 03/17/2038
(g)
220 230
Venture XX CLO Ltd
2.65%, 04/15/2027
(g)
195 194
1.00 x 3 Month USD LIBOR + 0.82%
Venture XXI CLO Ltd
2.71%, 07/15/2027
(g)
447 446
1.00 x 3 Month USD LIBOR + 0.88%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
VOLT LXXXVII LLC
2.98%, 02/25/2050
(g),(l)
$ 453 $ 455
WAVE 2017-1 Trust
5.68%, 11/15/2042
(g)
244 255
Wendy's Funding LLC
4.08%, 06/15/2049
(g)
85 89
Wingstop Funding 2018-1 LLC
4.97%, 12/05/2048
(g)
154 160
York CLO-2 Ltd
3.65%, 01/22/2031
(g)
250 242
1.00 x 3 Month USD LIBOR + 1.85%
$ 50,680
Pharmaceuticals - 0.33%
CVS Health Corp
2.60%, 03/09/2021 1,385 1,389
3 Month USD LIBOR + 0.72%
Teva Pharmaceutical Finance Netherlands II BV
6.00%, 01/31/2025
(g)
EUR 190 218
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/2046 $ 1,420 1,104
7.13%, 01/31/2025
(g)
210 221
$ 2,932
Pipelines - 0.12%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029
(g)
630 631
Midwest Connector Capital Co LLC
3.63%, 04/01/2022
(g)
410 423
$ 1,054
Real Estate - 1.15%
Arabian Centres Sukuk Ltd
5.38%, 11/26/2024
(g)
3,450 3,567
CFLD Cayman Investment Ltd
6.50%, 12/21/2020 200 201
China Evergrande Group
8.25%, 03/23/2022 925 870
Country Garden Holdings Co Ltd
4.75%, 07/25/2022 975 981
4.75%, 09/28/2023 650 651
Easy Tactic Ltd
8.13%, 02/27/2023 200 197
Greenland Global Investment Ltd
5.88%, 07/03/2024 225 217
Kaisa Group Holdings Ltd
8.50%, 06/30/2022 1,650 1,639
11.95%, 10/22/2022
(g)
210 225
Sunac China Holdings Ltd
7.25%, 06/14/2022 200 205
7.88%, 02/15/2022 1,531 1,579
$ 10,332
Regional Authority - 0.07%
Provincia de Buenos Aires/Government Bonds
38.13%, 04/12/2025
(g)
ARS 11,045 97
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 3.75%
43.08%, 05/31/2022 51,665 496
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 3.83%
$ 593
REITs - 0.03%
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.25%, 02/01/2027
(g)
$ 280 266
Retail - 0.28%
1011778 BC ULC / New Red Finance Inc
4.38%, 01/15/2028
(g)
565 562

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
137
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Staples Inc
10.75%, 04/15/2027
(g),(n)
$ 2,048 $ 1,961
$ 2,523
Semiconductors - 0.09%
Broadcom Inc
4.75%, 04/15/2029
(g)
685 766
Software - 0.18%
Adobe Inc
1.70%, 02/01/2023 1,160 1,176
MSCI Inc
3.63%, 09/01/2030
(g),(o)
265 265
4.00%, 11/15/2029
(g)
155 161
$ 1,602
Sovereign - 9.39%
1MDB Global Investments Ltd
4.40%, 03/09/2023 4,100 3,977
Argentina POM Politica Monetaria
51.19%, 06/21/2020 ARS 6,725 72
Argentina Blended Historical Policy Rate
+ 0.00%
Argentine Republic Government International
Bond
3.88%, 01/15/2022 EUR 66 32
5.00%, 01/15/2027 1,800 778
5.25%, 01/15/2028 6,490 2,794
5.88%, 01/11/2028 $ 1,300 523
6.63%, 07/06/2028 3,750 1,608
Bahrain Government International Bond
5.63%, 09/30/2031
(g)
2,350 2,435
Bonos de la Tesoreria de la Republica
1.90%, 09/01/2030 CLP 5,380,743 7,298
Costa Rica Government International Bond
4.25%, 01/26/2023 $ 1,880 1,875
6.13%, 02/19/2031 2,742 2,831
7.00%, 04/04/2044
(n)
1,673 1,715
Dominican Republic International Bond
5.88%, 01/30/2060
(g)
1,500 1,489
6.00%, 07/19/2028
(n)
2,253 2,490
6.40%, 06/05/2049 298 316
Egypt Government International Bond
5.63%, 04/16/2030 EUR 3,850 4,256
Export-Import Bank of Korea
2.47%, 06/25/2022 $ 650 653
3 Month USD LIBOR + 0.53%
Ghana Government International Bond
6.38%, 02/11/2027
(g)
3,300 3,266
Hellenic Republic Treasury Bill
0.00%, 06/12/2020
(e)
EUR 1,124 1,241
Ivory Coast Government International Bond
5.25%, 03/22/2030 3,319 3,733
Kenya Government International Bond
7.00%, 05/22/2027
(g)
$ 3,400 3,586
Mexican Bonos
7.75%, 11/13/2042 MXN 53,200 2,891
Montenegro Government International Bond
5.75%, 03/10/2021 EUR 2,282 2,655
Peru Government Bond
6.15%, 08/12/2032
(g)
PEN 9,875 3,282
Peruvian Government International Bond
6.90%, 08/12/2037 11,150 3,930
Republic of Italy Government International Bond
2.38%, 10/17/2024 $ 412 414
Republic of South Africa Government Bond
8.00%, 01/31/2030 ZAR 41,143 2,446
8.88%, 02/28/2035 18,238 1,075
10.50%, 12/21/2026 36,732 2,632
Romanian Government International Bond
3.38%, 01/28/2050
(g)
EUR 2,850 3,256
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Russian Federal Bond - OFZ
7.05%, 01/19/2028 RUB 444,350 $ 6,971
Turkey Government International Bond
6.88%, 03/17/2036
(n)
$ 497 492
Ukraine Government Bond
16.00%, 08/11/2021 UAH 51,750 2,259
Ukraine Government International Bond
0.00%, 05/31/2040
(e),(l)
$ 1,870 1,846
4.38%, 01/27/2030
(g)
EUR 3,300 3,434
$ 84,551
Student Loan Asset Backed Securities - 0.31%
Education Funding Trust Trust
2.79%, 07/25/2041
(g)
$ 394 401
Navient Private Education Refi Loan Trust
2018-A
3.68%, 02/18/2042
(g)
140 148
Navient Private Education Refi Loan Trust 2019-F
3.12%, 08/15/2068
(g)
445 465
Navient Private Education Refi Loan Trust
2019-G
3.08%, 10/15/2068
(g)
105 109
SLM Private Credit Student Loan Trust 2003-A
5.05%, 06/15/2032 239 239
1.00 x US 28 Day Auction Rate + 0.00%
SLM Private Credit Student Loan Trust 2003-B
4.59%, 03/15/2033 50 50
1.00 x US 28 Day Auction Rate + 0.00%
5.04%, 03/15/2033 500 499
1.00 x US 28 Day Auction Rate + 0.00%
SMB Private Education Loan Trust 2015-C
3.50%, 09/15/2043
(g)
100 105
SMB Private Education Loan Trust 2017-B
2.41%, 10/15/2035
(g)
255 255
1.00 x 1 Month USD LIBOR + 0.75%
SMB Private Education Loan Trust 2018-C
4.00%, 11/17/2042
(g)
100 110
SoFi Professional Loan Program 2015-C LLC
3.58%, 08/25/2036
(g)
39 40
Sofi Professional Loan Program 2016-A LLC
3.57%, 01/26/2038
(g)
217 222
SoFi Professional Loan Program 2020-ATrust
3.12%, 05/15/2046
(g)
160 169
$ 2,812
Supranational Bank - 0.62%
African Export-Import Bank/The
3.99%, 09/21/2029
(g)
1,700 1,775
Banque Ouest Africaine de Developpement
5.00%, 07/27/2027
(g)
200 217
5.00%, 07/27/2027 1,900 2,059
Eastern & Southern African Trade &
Development Bank
4.88%, 05/23/2024 1,425 1,510
$ 5,561
Telecommunications - 0.98%
Bharti Airtel Ltd
4.38%, 06/10/2025 200 214
C&W Senior Financing DAC
7.50%, 10/15/2026
(g)
1,850 1,943
Front Range BidCo Inc
4.00%, 03/01/2027
(g),(o)
35 34
6.13%, 03/01/2028
(g),(o)
18 18
Gogo Intermediate Holdings LLC / Gogo Finance
Co Inc
9.88%, 05/01/2024
(g),(n)
2,000 2,034
Intrado Corp
8.50%, 10/15/2025
(g)
1,912 1,286
Kenbourne Invest SA
6.88%, 11/26/2024
(g)
355 362

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
138
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Millicom International Cellular SA
5.13%, 01/15/2028
(g)
$ 200 $ 206
MTN Mauritius Investments Ltd
5.37%, 02/13/2022 2,610 2,708
T-Mobile US Inc
0.00%, 02/01/2028
(e),(f),(h)
706 —
$ 8,805
Transportation - 0.08%
FedEx Corp
3.40%, 01/14/2022 675 699
TOTAL BONDS $ 347,440
CONVERTIBLE BONDS - 0.26%
Principal
Amount (000's) Value (000's)
Biotechnology - 0.05%
BioMarin Pharmaceutical Inc
0.60%, 08/01/2024 455 498
Healthcare - Services - 0.04%
NMC Health Jersey Ltd
1.88%, 04/30/2025 800 360
Media - 0.11%
DISH Network Corp
2.38%, 03/15/2024 555 516
3.38%, 08/15/2026 480 463
$ 979
Oil & Gas - 0.01%
Chesapeake Energy Corp
5.50%, 09/15/2026 190 50
Telecommunications - 0.04%
CalAmp Corp
2.00%, 08/01/2025 405 342
Trucking & Leasing - 0.01%
Greenbrier Cos Inc/The
2.88%, 02/01/2024 80 74
TOTAL CONVERTIBLE BONDS $ 2,303
MUNICIPAL BONDS - 0.06%
Principal
Amount (000's) Value (000's)
Massachusetts - 0.06%
Massachusetts Educational Financing Authority
3.85%, 05/25/2033 $ 529 $ 561
TOTAL MUNICIPAL BONDS $ 561
SENIOR FLOATING RATE INTERESTS
- 1.70%
Principal
Amount (000's) Value (000's)
Advertising - 0.01%
Lamar Media Corp
3.17%, 01/29/2027
(q)
$ 90 $ 90
1 Month USD LIBOR + 1.50%
Automobile Parts & Equipment - 0.15%
American Axle & Manufacturing Inc
3.88%, 03/08/2024
(q)
403 392
3 Month USD LIBOR + 2.25%
GC EOS Buyer Inc
6.15%, 06/27/2025
(q)
980 958
3 Month USD LIBOR + 3.25%
$ 1,350
Building Materials - 0.07%
Airxcel Inc
10.35%, 04/27/2026
(q)
282 252
3 Month USD LIBOR + 8.75%
Ingersoll-Rand Services Co
0.00%, 02/05/2027
(q),(r)
110 108
1 Month USD LIBOR + 1.75%
JELD-WEN Inc
3.94%, 12/14/2024
(q)
300 298
3 Month USD LIBOR + 2.00%
$ 658
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Chemicals - 0.14%
ASP Unifrax Holdings Inc
10.63%, 12/14/2026
(q)
$ 637 $ 572
3 Month USD LIBOR + 8.50%
Polymer Additives Inc
7.78%, 07/25/2025
(q)
964 694
3 Month USD LIBOR + 6.00%
$ 1,266
Commercial Services - 0.14%
Digital Room Holdings Inc
6.60%, 05/08/2026
(q)
240 224
3 Month USD LIBOR + 5.00%
Imagine! Print Solutions Inc
10.36%, 06/21/2023
(q)
427 61
3 Month USD LIBOR + 8.75%
PSC Industrial Outsourcing LP
10.16%, 10/13/2025
(q)
980 938
3 Month USD LIBOR + 8.50%
$ 1,223
Computers - 0.21%
Electronics For Imaging Inc
6.94%, 07/02/2026
(q)
374 344
3 Month USD LIBOR + 5.00%
McAfee LLC
10.10%, 09/29/2025
(q)
1,435 1,433
3 Month USD LIBOR + 3.25%
Reynolds Consumer
3.50%, 01/29/2027
(q)
90 89
1 Month USD LIBOR + 1.75%
$ 1,866
Diversified Financial Services - 0.02%
4L Technologies
9.16%, 02/05/2024
(q)
205 201
1 Month USD LIBOR + 7.50%
Engineering & Construction - 0.06%
Qualtek USA LLC
8.03%, 07/18/2025
(q)
581 567
1 Month USD LIBOR + 6.25%
Entertainment - 0.13%
Deluxe Entertainment Services Group Inc
6.94%, 03/25/2024
(q)
609 625
1 Month USD LIBOR + 6.50%
7.94%, 09/25/2024
(q)
782 567
1 Month USD LIBOR + 8.50%
$ 1,192
Environmental Control - 0.03%
Innovative Water Care Global Corp
6.94%, 02/27/2026
(q)
368 291
3 Month USD LIBOR + 5.00%
Home Furnishings - 0.05%
TGP Holdings III LLC
10.28%, 09/25/2025
(q)
516 469
3 Month USD LIBOR + 8.50%
Insurance - 0.11%
AIS Holdco LLC
6.79%, 08/15/2025
(q)
12 11
3 Month USD LIBOR + 5.00%
Confie Seguros Holding II Co
10.41%, 10/31/2025
(q)
979 925
3 Month USD LIBOR + 8.50%
$ 936
Internet - 0.03%
Uber Technologies Inc
5.11%, 07/13/2023
(q)
275 272
3 Month USD LIBOR + 3.50%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
139
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media - 0.08%
MediArena Acquisition BV
10.91%, 08/13/2022
(q)
$ 491 $ 490
3 Month USD LIBOR + 2.25%
Ziggo BV
3.00%, 01/17/2029
(q)
EUR 235 254
3 Month Euro Interbank Offered Rate +
3.00%
$ 744
Oil & Gas - 0.04%
California Resources Corp
6.36%, 11/14/2022
(q)
$ 184 156
1 Month USD LIBOR + 4.75%
Gavilan Resources LLC
7.65%, 03/01/2024
(q)
680 227
3 Month USD LIBOR + 6.00%
$ 383
Oil & Gas Services - 0.14%
McDermott Technology Americas Inc
10.72%, 10/21/2020
(q)
360 364
1 Month USD LIBOR + 9.00%
11.97%, 10/21/2021
(q)
800 870
1 Month USD LIBOR + 10.00%
$ 1,234
Pharmaceuticals - 0.02%
Elanco Animal Health
0.00%, 02/04/2027
(q),(r)
180 178
Pipelines - 0.14%
Southcross Energy
0.00%, 01/06/2025
(f),(q),(r)
663 499
10.65%, 01/06/2025
(q)
769 784
1 Month USD LIBOR + 9.00%
$ 1,283
Real Estate - 0.00%
Toys R Us Property Co I LLC
0.00%, 02/04/2024
(e),(q)
10 10
0.00%, 02/04/2024
(e),(q)
3 3
$ 13
REITs - 0.07%
Iron Mountain Inc
3.40%, 01/02/2026
(q)
607 591
3 Month USD LIBOR + 1.75%
Retail - 0.06%
Spencer Spirit IH LLC
7.63%, 06/12/2026
(q)
489 488
3 Month USD LIBOR + 5.50%
TOTAL SENIOR FLOATING RATE INTERESTS $ 15,295
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 51.61%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 2.28%
2.50%, 04/01/2050
(s)
$ 20,168 $ 20,554
U.S. Treasury - 46.65%
1.13%, 02/28/2022
(o)
6,898 6,931
1.25%, 10/31/2021
(n)
20,120 20,221
1.50%, 02/15/2030 1,881 1,947
1.63%, 12/31/2021
(n)
26 26
1.63%, 12/15/2022
(n)
7,528 7,682
1.63%, 09/30/2026
(n)
48,841 50,697
1.63%, 10/31/2026
(n)
43,386 45,040
1.75%, 11/15/2029
(n)
2,868 3,030
1.88%, 03/31/2022
(n)
18,234 18,599
1.88%, 09/30/2022
(n)
11,272 11,559
2.13%, 05/15/2022
(n)
50,093 51,435
2.13%, 11/30/2024
(n)
48,717 51,425
2.25%, 03/31/2021
(n)
13,602 13,774
2.50%, 01/15/2022
(n)
26,693 27,473
2.50%, 02/15/2022
(n)
18,234 18,795
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.63%, 12/31/2023
(n)
$ 36,039 $ 38,365
2.75%, 05/31/2023
(n)
13,414 14,210
2.88%, 07/31/2025
(n)
17,215 18,949
2.88%, 05/15/2043
(n)
3,622 4,485
3.00%, 11/15/2045
(n)
7,353 9,381
3.75%, 11/15/2043
(n)
4,107 5,812
$ 419,836
U.S. Treasury Bill - 1.59%
1.47%, 03/19/2020
(n),(t)
4,000 3,997
1.47%, 12/03/2020
(t)
1,200 1,191
1.50%, 11/05/2020
(t)
3,100 3,077
1.52%, 09/10/2020
(t)
2,280 2,266
1.53%, 10/08/2020
(t)
2,285 2,270
1.90%, 06/18/2020
(t),(u)
1,470 1,465
$ 14,266
U.S. Treasury Inflation-Indexed Obligations - 1.09%
0.13%, 10/15/2024
(n)
4,861 4,995
0.50%, 04/15/2024
(n)
4,694 4,857
$ 9,852
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 464,508
REPURCHASE AGREEMENTS - 28.24%
Maturity
Amount (000's) Value (000's)
Banks - 28.24%
Barclays Repurchase Agreement on securities sold
short; 1.25% traded 10/23/2019 (collateralized
by Comision Federal de Electricidad;
$4,993,401; 6.13%; dated 06/16/45)
(v)
$ 3,982 $ 3,964
Merrill Lynch Repurchase Agreement on
securities sold short; 1.25% traded 02/28/2020
maturing 03/02/2020 (collateralized by United
States Treasury Note/Bond; $23,952,498;
1.38%; dated 01/31/25)
23,355 23,354
Merrill Lynch Repurchase Agreement on
securities sold short; 1.25% traded 02/04/2020
(collateralized by Argentine Republic
Government International Bond; $2,930,006;
7.50%; dated 04/22/26)
(v)
3,137 3,135
Merrill Lynch Repurchase Agreement on
securities sold short; 1.30% traded 02/14/2020
(collateralized by Colombia Government
International Bond; $1,332,276; 5.00%; dated
06/15/45)
(v)
1,331 1,331
Merrill Lynch Repurchase Agreement on
securities sold short; 1.30% traded 02/19/2020
(collateralized by Mexico Government
International Bond; $2,743,932; 3.75%; dated
01/11/28)
(v)
2,738 2,737
Merrill Lynch Repurchase Agreement on
securities sold short; 1.45% traded 09/26/2019
(collateralized by Republic of South Africa
Government International Bond; $3,264,818;
4.85%; dated 09/27/27)
(v)
3,210 3,190
Merrill Lynch Repurchase Agreement on
securities sold short; 1.51% traded 02/28/2020
maturing 03/02/2020 (collateralized by United
States Treasury Note/Bond; $5,562,167;
2.38%; dated 11/15/49)
5,074 5,074
Merrill Lynch Repurchase Agreement on
securities sold short; 1.51% traded 02/28/2020
maturing 03/02/2020 (collateralized by United
States Treasury Note/Bond; $50,365,487;
1.75%; dated 12/31/24)
49,122 49,117
Merrill Lynch Repurchase Agreement on
securities sold short; 1.54% traded 02/28/2020
maturing 03/02/2020 (collateralized by United
States Treasury Note/Bond; $38,433,128;
1.50%; dated 01/31/27)
37,248 37,245

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
140
REPURCHASE AGREEMENTS (continued)
Maturity
Amount (000’s) Value (000’s)
Banks (continued)
Merrill Lynch Repurchase Agreement on
securities sold short; 1.59% traded 02/28/2020
maturing 03/02/2020 (collateralized by United
States Treasury Note/Bond; $31,235,127;
2.38%; dated 05/15/27)
$ 30,191 $ 30,189
Merrill Lynch Repurchase Agreement on
securities sold short; 1.59% traded 02/28/2020
maturing 03/02/2020 (collateralized by United
States Treasury Inflation Indexed Bonds;
$3,071,477; 0.25%; dated 07/15/29)
2,997 2,996
Merrill Lynch Repurchase Agreement on
securities sold short; 1.59% traded 02/28/2020
maturing 03/02/2020 (collateralized by United
States Treasury Note/Bond; $19,622,776;
1.75%; dated 12/31/26)
18,994 18,993
Merrill Lynch Repurchase Agreement on
securities sold short; 1.59% traded 02/28/2020
maturing 03/02/2020 (collateralized by United
States Treasury Note/Bond; $30,088,481;
1.50%; dated 01/15/23)
29,666 29,664
Merrill Lynch Repurchase Agreement on
securities sold short; 1.60% traded 02/28/2020
maturing 03/02/2020 (collateralized by United
States Treasury Note/Bond; $22,775,366;
1.50%; dated 09/15/22)
22,471 22,469
Merrill Lynch Repurchase Agreement on
securities sold short; 1.61% traded 02/28/2020
maturing 03/02/2020 (collateralized by United
States Treasury Note/Bond; $20,537,147;
1.50%; dated 10/31/24)
20,035 20,033
Merrill Lynch Repurchase Agreement on
securities sold short; 2.00% traded 08/02/2019
(collateralized by Turkey Government
International Bond; $691,852; 11.88%; dated
01/15/30)
(v)
688 680
$ 254,171
TOTAL REPURCHASE AGREEMENTS $ 254,171
TOTAL PURCHASED OPTIONS - 0.46% $ 4,136
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.12% $ 1,044
Total Investments $ 1,558,95 0
Other Assets and Liabilities -  (73.22)% (658,9 59 )
TOTAL NET ASSETS - 100.00% $ 899,991
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was pledged as collateral for short sales.
At the end of the period, the value of these securities totaled $109,532 or
12.17% of net assets.
(c) All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(e) Non-income producing security
(f) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy.
At the end of the period, the fair value of these securities totaled $10,567 or
1.17% of net assets.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $189,629 or 21.07% of net assets.
(h) The value of these investments was determined using significant unobservable inputs.
(i) Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(j) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(k) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(l) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(m) Security is an Interest Only Strip.
(n) Security or portion of the security was pledged as collateral for reverse repurchase agreements. At the end of the period, the value of these securities totaled $405,662 or 45.07% of net assets.
(o) Security purchased on a when-issued basis.
(p) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(q) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(r) This Senior Floating Rate Note will settle after February 29, 2020, at which time the interest rate will be determined.
(s) Security was purchased in a "to-be-announced" ("TBA") transaction.  See
Notes to Financial Statements for additional information.
(t) Rate shown is the discount rate of the original purchase.
(u) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $847 or 0.09% of net assets.
(v) Although the maturity date of the repurchase agreement is open-ended through the maturity date of the collateral, the Fund has a right to terminate the repurchase agreement and demand repayment from the counterparty at any time with two days' notice or less. During periods of high demand for the collateral security, the fund may also pay the counterparty a fee.
Portfolio Summary  (unaudited)
Sector Percent
Government 59.41%
Financial 39.48%
Money Market Funds 13.51%
Mortgage Securities 10.77%
Consumer, Non-cyclical 10.06%
Asset Backed Securities 8.47%
Consumer, Cyclical 6.78%
Industrial 6.28%
Technology 6.14%
Communications 5.55%
Energy 2.87%
Basic Materials 2.05%
Utilities 1.19%
Purchased Options 0.46%
Purchased Interest Rate Swaptions 0.12%
Revenue Bonds 0.06%
Diversified 0.02%
Investment Companies 0.00%
Investments Sold Short (46.55)%
Other Assets and Liabilities
(26.67)%
TOTAL NET ASSETS
100.00%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
141
Affiliated Securities August 31, 2019 Purchases Sales February 29, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 1.43% $ 151,384 $ 665,977 $ 709,775 $ 107,586
$ 151,384 $ 665,977 $ 709,775 $ 107,586
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.43% $ 911 $ — $ — $ —
$ 911 $ — $ — $ —
Amounts in thousands.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Airbnb Inc - Series E   0.00% 06/24/2015 $ 157 $ 200 0.02%
Bellatrix Exploration Ltd   0.00%, PIK 12.50%, 12/15/2023 06/03/2019 153 — 0.00%
DraftKings Inc 12/04/2014 89 280 0.03%
Element Comm Aviation 06/15/2015 2,800 2,505 0.28%
Forward Venture Services LLC   0.00% 11/20/2014 102 184 0.02%
Jand Inc 04/23/2015 19 27 0.00%
Jand Inc   0.00% 04/23/2015 43 60 0.01%
Klarna Holding AB 08/07/2015 89 190 0.02%
Marklogic Corp   0.00% 04/27/2015 172 131 0.01%
Uber Technologies Inc   8.00%, 11/01/2026 10/18/2018 - 12/04/2019 260 266 0.03%
Veracode Inc   0.00% 04/18/2017 24 3 0.00%
WE Company Common Class A 12/08/2014 6 3 0.00%
WE Company Preferred D-1   0.00% 12/08/2014 81 54 0.01%
WE Company Preferred D-2   0.00% 12/08/2014 64 43 0.00%
Total $ 3,946 0.43%
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - MAXIS Nikkei 225 Index N/A 13 JPY 13 JPY 24,750.00 03/16/2020 $ 25 $ — $ (25)
Put - S&P 500 Index N/A 37 $ 4 $ 2,775.00 09/21/2020 467 547 80
Put - S&P 500 Index N/A 37 4 $ 2,850.00 03/23/2020 328 300 (28)
Put - S&P 500 Index N/A 40 4 $ 2,875.00 12/21/2020 460 841 381
Put - S&P 500 Index N/A 52 5 $ 3,000.00 06/22/2020 310 972 662
Put - S&P 500 Index N/A 21 2 $ 3,200.00 03/23/2020 67 556 489
Call - EUR versus NOK Goldman Sachs & Co 1 EUR 1,971 EUR 10.00 03/03/2020 12 82 70
Call - EUR versus RON Societe Generale 1 2,577 EUR 4.92 05/15/2020 17 6 (11)
Call - EUR versus RON BNP Paribas 1 1,718 EUR 4.92 05/15/2020 11 4 (7)
Call - EUR versus USD Barclays Bank PLC 1 6,428 EUR 1.23 03/31/2020 61 — (61)
Call - EUR versus USD Citigroup Inc 1 2,815 EUR 1.16 06/12/2020 15 8 (7)
Call - EUR versus USD Barclays Bank PLC 1 2,815 EUR 1.16 06/12/2020 15 8 (7)
Call - EUR versus USD Citigroup Inc 1 3,576 EUR 1.11 04/13/2020 24 37 13
Call - EUR versus USD Barclays Bank PLC 1 1,788 EUR 1.09 04/08/2020 12 31 19
Call - EUR versus USD Barclays Bank PLC 1 1,788 EUR 1.10 04/24/2020 12 32 20
Call - GBP versus USD Jefferies & Company 1 GBP 2,815 GBP 1.34 03/18/2020 42 1 (41)
Call - USD versus JPY Barclays Bank PLC 1 $ 4,223 $ 113.25 06/01/2020 21 4 (17)
Call - USD versus THB Standard Chartered Hong
Kong
1 4,700 $ 32.25 08/26/2020 51 39 (12)
Call - USD versus THB Standard Chartered Hong
Kong
1 5,550 $ 32.20 08/25/2020 62 48 (14)
Put - EUR versus HUF Deutsche Bank AG 1 EUR 3,015 EUR 336.00 05/15/2020 31 24 (7)
Put - EUR versus NOK Bank of America NA 1 2,815 EUR 10.30 04/30/2020 29 21 (8)
Put - EUR versus NOK Bank of America NA 1 2,815 EUR 10.00 06/15/2020 28 7 (21)
Put - EUR versus NOK Goldman Sachs & Co 1 2,815 EUR 10.04 05/15/2020 30 6 (24)
Put - USD versus BRL Goldman Sachs & Co 1 $ 5,185 $ 4.30 06/15/2020 85 36 (49)
Put - USD versus BRL Morgan Stanley & Co 1 1,604 $ 4.28 06/15/2020 24 10 (14)
Put - USD versus BRL Morgan Stanley & Co 1 3,581 $ 4.28 06/15/2020 57 22 (35)
Put - USD versus JPY Citigroup Inc 1 1,788 $ 109.00 04/13/2020 14 32 18
Put - USD versus JPY Goldman Sachs & Co 1 1,689 $ 109.50 04/27/2020 14 38 24
Put - USD versus JPY Barclays Bank PLC 1 1,788 $ 109.75 04/24/2020 12 43 31
Put - USD versus JPY Bank of America NA 1 2,815 $ 107.50 04/27/2020 33 36 3
Call - US 10 Year Note Future;
June 2020
N/A 60 60 $ 134.50 04/27/2020 27 91 64
Call - US 10 Year Note Future;
June 2020
N/A 60 60 $ 131.50 03/30/2020 40 202 162

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
142
Options (continued)
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 90 Day Eurodollar Future;
June 2020
N/A 292 $ 730 $ 98.50 04/13/2020 $ 9 $ 5 $ (4)
Put - 90 Day Eurodollar Future;
June 2020
N/A 226 565 $ 98.25 06/16/2020 17 1 (16)
Put - 90 Day Eurodollar Future;
March 2020
N/A 869 2,173 $ 98.38 03/17/2020 21 5 (16)
Put - 90 Day Eurodollar Future;
March 2020
N/A 338 845 $ 98.13 03/17/2020 7 2 (5)
Put - 90 Day Eurodollar Future;
March 2020
N/A 23 58 $ 97.38 03/17/2020 3 — (3)
Put - 90 Day Eurodollar Future;
March 2021
N/A 153 383 $ 98.25 03/16/2020 14 1 (13)
Put - US 10 Year Note Future; June
2020
N/A 118 118 $ 132.50 03/02/2020 29 — (29)
Put - US 10 Year Note Future; June
2020
N/A 30 30 $ 132.00 04/27/2020 12 11 (1)
Put - US 10 Year Note Future; June
2020
N/A 150 150 $ 129.00 04/27/2020 28 9 (19)
Put - US 10 Year Note Future; June
2020
N/A 45 45 $ 133.00 03/30/2020 24 18 (6)
Total $ 2,600 $ 4,136 $ 1,536
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - Applied Materials Inc N/A 1 $ — $ 70.00 04/20/2020 $ — $ — $ —
Call - AT&T Inc N/A 4 — $ 39.00 04/20/2020 — — —
Call - Bristol-Myers Squibb Co N/A 3 — $ 67.50 04/20/2020 — — —
Call - Citigroup Inc N/A 1 — $ 80.00 04/20/2020 — — —
Call - Comcast Corp N/A 3 — $ 47.50 04/20/2020 — — —
Call - Eaton Corp PLC N/A 1 — $ 110.00 04/20/2020 — — —
Call - Garmin Ltd N/A 1 — $ 105.00 04/20/2020 — — —
Call - Intel Corp N/A 2 — $ 67.50 04/20/2020 — — —
Call - Interpublic Group of Cos
Inc/The
N/A 1 — $ 25.00 04/20/2020 — — —
Call - Invesco Ltd N/A 6 1 $ 19.00 04/20/2020 — — —
Call - Iron Mountain Inc N/A 3 — $ 35.00 04/20/2020 — — —
Call - Johnson Controls
International plc
N/A 2 — $ 44.00 04/20/2020 — — —
Call - LPL Financial Holdings Inc N/A 1 — $ 100.00 04/20/2020 — — —
Call - Magellan Midstream Partners
LP
N/A 2 — $ 62.50 04/20/2020 — — —
Call - MetLife Inc N/A 3 — $ 52.50 04/20/2020 — — —
Call - Omnicom Group Inc N/A 1 — $ 80.00 04/20/2020 — — —
Call - Oracle Corp N/A 2 — $ 57.50 04/20/2020 — — —
Call - QUALCOMM Inc N/A 1 — $ 95.00 04/20/2020 — — —
Call - Target Corp N/A 1 — $ 125.00 04/20/2020 — — —
Call - Verizon Communications Inc N/A 1 — $ 60.00 04/20/2020 — — —
Put - S&P 500 Index N/A 18 2 $ 2,800.00 03/23/2020 (47) (128) (81)
Put - S&P 500 Index N/A 40 4 $ 2,625.00 12/21/2020 (272) (517) (245)
Put - S&P 500 Index N/A 26 3 $ 2,750.00 06/22/2020 (71) (272) (201)
Put - S&P 500 Index N/A 21 2 $ 3,000.00 03/23/2020 (24) (281) (257)
Put - S&P 500 Index N/A 37 4 $ 2,550.00 09/21/2020 (292) (321) (29)
Call - EUR versus NOK Goldman Sachs & Co 1 EUR 2,192 EUR 10.40 03/03/2020 (12) (5) 7
Call - USD versus BRL JPMorgan Chase 1 $ 1,408 $ 4.46 06/15/2020 (23) (41) (18)
Call - USD versus JPY Barclays Bank PLC 1 894 $ 112.25 04/24/2020 (4) (1) 3
Call - USD versus JPY Citigroup Inc 1 894 $ 111.00 06/01/2020 (6) (3) 3
Put - EUR versus USD Barclays Bank PLC 1 EUR 894 EUR 1.08 05/26/2020 (5) (3) 2
Put - EUR versus USD Barclays Bank PLC 1 894 EUR 1.08 04/24/2020 (5) (2) 3
Put - EUR versus USD Citigroup Inc 1 1,490 EUR 1.09 06/01/2020 (11) (10) 1
Put - USD versus BRL Goldman Sachs & Co 1 $ 10,370 $ 4.19 06/15/2020 (82) (32) 50
Call - US 10 Year Note Future;
June 2020
N/A 60 60 $ 137.00 04/27/2020 (25) (40) (15)
Call - US 10 Year Note Future;
June 2020
N/A 21 21 $ 132.50 04/27/2020 (9) (57) (48)
Call - US 10 Year Note Future;
June 2020
N/A 45 45 $ 136.50 04/27/2020 (20) (35) (15)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
143
Options (continued)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 90 Day Eurodollar Future;
June 2020
N/A 226 $ 565 $ 98.13 06/16/2020 $ (6) $ (2) $ 4
Put - 90 Day Eurodollar Future;
March 2020
N/A 338 845 $ 98.00 03/17/2020 (2) (2) —
Put - US 10 Year Note Future; June
2020
N/A 60 60 $ 131.00 04/27/2020 (20) (11) 9
Put - US 10 Year Note Future; June
2020
N/A 30 30 $ 130.00 03/30/2020 (14) (1) 13
Put - US 10 Year Note Future; June
2020
N/A 300 300 $ 128.00 03/30/2020 (37) (5) 32
Total $ (987) $ (1,769) $ (782)
Amounts in thousands except contracts/shares.
Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 2 Year Interest Rate
Swap
Bank of America NA 3 Month KRW
Certificate of Deposit
Receive KRW 85,700,000 1.75% 03/16/2020 $ 183 $ 934 $ 751
Call - 2 Year Interest Rate
Swap
Bank of America NA 3 Month KRW
Certificate of Deposit
Pay 72,500,000 0.95% 08/06/2020 192 110 (82)
Total $ 375 $ 1,044 $ 669
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest Rate
Swap
Bank of America NA 3 Month KRW
Certificate of Deposit
Receive KRW 12,855,000 1.70% 03/16/2020 $ (113) $ (697) $ (584)
Put - 10 Year Interest Rate
Swap
Bank of America NA 3 Month KRW
Certificate of Deposit
Pay 12,855,000 2.00% 03/16/2020 (70) — 70
Put - 10 Year Interest Rate
Swap
Bank of America NA 3 Month KRW
Certificate of Deposit
Receive 14,500,000 1.40% 08/06/2020 (69) (44) 25
Total $ (252) $ (741) $ (489)
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
90 Day Eurodollar; June 2021 Long 365 $ 90,538 $ 696
90 Day Eurodollar; March 2021 Short 3 744 (4)
90 Day Eurodollar; September 2023 Short 85 21,036 (34)
90 Day Short Sterling; June 2021 Long 245 39,099 70
90 Day Short Sterling; March 2021 Long 42 6,703 7
Australia 10 Year Bond; March 2020 Long 84 8,192 179
Australia 10 Year Bond; March 2020 Long 15 1,463 52
Brent Crude; May 2020
(a)
Long 6 298 (48)
CAC40 Index; March 2020 Long 37 2,168 (321)
Canada 10 Year Bond; June 2020 Long 4 425 —
Canada 10 Year Bond; June 2020 Long 121 12,866 175
Canadian Bank Acceptance; December 2020 Long 74 13,603 67
Canadian Bank Acceptance; June 2021 Long 28 5,149 32
Canadian Bank Acceptance; March 2021 Long 21 3,862 8
Cocoa; May 2020
(a)
Long 31 777 (16)
Coffee 'C'; May 2020
(a)
Short 8 334 (15)
Corn; May 2020
(a)
Short 79 1,455 61
Cotton No.2; May 2020
(a)
Long 18 553 (69)
DAX Index; March 2020 Long 20 6,524 (887)
DJ Euro Stoxx 50; March 2020 Short 323 11,817 1,491
DJ Euro Stoxx 50; March 2020 Long 197 7,207 (928)
Dollar Index; March 2020 Long 9 883 (13)
E-Mini DJIA Index; March 2020 Long 14 1,775 (266)
eMini MSCI Emerging Markets; March 2020 Short 33 1,664 125
EUR/USD Future; March 2020 Short 7 966 11
Euribor; June 2021 Short 23 6,381 (4)
Euribor; March 2021 Long 39 10,820 4

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
144
Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Euro Bond 10 Year Bond; March 2020 Short 8 $ 1,567 $ (6)
Euro Bond 10 Year Bond; March 2020 Long 54 10,579 177
Euro Buxl 30 Year Bond; June 2020 Short 9 2,168 (50)
Euro-Bobl 5 Year; March 2020 Long 83 12,430 47
Euro-BTP; June 2020 Long 37 5,974 8
FTSE China A50 Index; March 2020 Short 54 716 30
FTSE100 Index; March 2020 Short 51 4,269 607
FTSE100 Index; March 2020 Long 21 1,758 (274)
Gasoline RBOB; April 2020
(a)
Long 8 498 (98)
Gold 100 oz; April 2020
(a)
Long 39 6,110 (36)
Hang Seng Index; March 2020 Long 20 3,357 (38)
Hang Seng Index; March 2020 Short 6 1,007 22
HSCEI China Index; March 2020 Short 16 1,063 23
Japan 10 Year Bond TSE; March 2020 Long 1 1,428 17
Japan 10 Year Bond TSE; March 2020 Short 11 15,713 (198)
Japan Topix Index; March 2020 Long 53 7,368 (1,077)
Japan Topix Index; March 2020 Short 18 2,502 357
KC HRW Wheat; July 2020
(a)
Long 4 92 (2)
LME Copper; June 2020
(a)
Short 25 3,526 54
LME Copper; March 2020
(a)
Short — — (248)
LME PRI Alum; June 2020
(a)
Short 30 1,275 20
LME PRI Alum; March 2020
(a)
Short — — 59
LME Zinc; June 2020
(a)
Short 34 1,717 166
LME Zinc; March 2020
(a)
Short — — 214
Low Sulphur Gasoline; April 2020
(a)
Short 32 1,406 216
Mini Japan 10 Year Bond; March 2020 Short 9 1,285 (8)
Nasdaq 100 E-Mini; March 2020 Long 25 4,227 (416)
Natural Gas; April 2020
(a)
Short 51 859 105
Nikkei 225 OSE; March 2020 Long 30 5,863 (672)
Nikkei 225 OSE; March 2020 Short 11 2,150 269
NY Harb ULSD; April 2020
(a)
Short 27 1,675 226
Russell 2000 Emini; March 2020 Long 58 4,277 (585)
Russell 2000 Emini; March 2020 Short 192 14,159 1,640
S&P 500 Emini; March 2020 Long 44 6,492 (759)
S&P 500 Emini; March 2020 Short 72 10,624 915
S&P Mid 400 Emini; March 2020 Short 19 3,443 465
S&P/TSX 60 Index; March 2020 Short 10 1,447 60
Short Term Euro-BTP; March 2020 Long 27 3,356 9
Silver; May 2020
(a)
Long 33 2,715 (316)
Soybean Meal; May 2020
(a)
Short 21 642 (17)
Soybean Oil; May 2020
(a)
Long 14 241 (20)
Soybean; May 2020
(a)
Short 42 1,875 26
Sugar #11; May 2020
(a)
Long 42 665 (38)
UK 10 Year Gilt; June 2020 Long 11 1,910 2
UK 10 Year Gilt; June 2020 Long 87 15,103 138
US 10 Year Note; June 2020 Short 107 14,418 (109)
US 10 Year Note; June 2020 Long 61 8,220 101
US 10 Year Note; June 2020 Long 167 22,503 366
US 2 Year Note; June 2020 Long 204 44,539 272
US 2 Year Note; June 2020 Short 441 96,283 (349)
US 5 Year Note; June 2020 Long 24 2,946 31
US 5 Year Note; June 2020 Long 301 36,948 451
US Long Bond; June 2020 Short 31 5,278 (70)
US Long Bond; June 2020 Long 66 11,237 297
US Long Bond; June 2020 Long 19 3,235 71
US Ultra Bond; June 2020 Short 21 4,357 2
US Ultra Bond; June 2020 Short 51 10,582 (184)
Wheat; May 2020
(a)
Long 45 1,181 (48)
WTI Crude; April 2020
(a)
Short 37 1,656 234
Total $ 2,452
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
145
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 03/19/2020 JPY 1,549,578 $ 14,180 $ 201 $ —
Bank of America NA 03/19/2020 $ 30,001 JPY 3,283,362 — (471)
Bank of America NA 03/20/2020 AUD 17,766 $ 12,344 — (767)
Bank of America NA 03/20/2020 AUD 596 $ 388 — —
Bank of America NA 03/20/2020 $ 22,954 AUD 33,685 1,004 —
Bank of America NA 03/20/2020 GBP 13,947 $ 18,272 — (383)
Bank of America NA 03/20/2020 $ 7,637 GBP 5,906 62 —
Bank of America NA 03/20/2020 $ 127 CAD 170 — —
Bank of America NA 03/20/2020 CAD 17,719 $ 13,588 — (386)
Bank of America NA 03/20/2020 $ 9,960 CAD 13,196 128 —
Bank of America NA 03/20/2020 EUR 3,045 $ 3,333 32 —
Bank of America NA 03/20/2020 $ 6,373 EUR 5,786 — (21)
Bank of America NA 03/20/2020 EUR 8,632 $ 9,646 — (107)
Bank of America NA 03/20/2020 $ 32,416 EUR 29,052 312 —
Bank of America NA 03/20/2020 $ 127 MXN 2,514 — —
Bank of America NA 03/20/2020 MXN 73,506 $ 3,811 — (86)
Bank of America NA 03/20/2020 $ 331 MXN 6,305 11 —
Bank of America NA 03/20/2020 NZD 13,705 $ 9,113 — (547)
Bank of America NA 03/20/2020 NZD 272 $ 170 — —
Bank of America NA 03/20/2020 $ 13,507 NZD 20,963 405 —
Bank of America NA 03/20/2020 $ 262 CHF 252 — —
Bank of America NA 03/20/2020 CHF 858 $ 891 — —
Bank of America NA 03/20/2020 $ 12,355 CHF 12,086 — (191)
Bank of America NA 03/20/2020 CHF 17,513 $ 18,097 82 —
Bank of New York Mellon 03/02/2020 AUD 16 $ 11 — —
Bank of New York Mellon 03/02/2020 ZAR 25,712 $ 1,682 — (34)
Bank of New York Mellon 03/13/2020 EUR 6,475 $ 7,354 — (202)
Bank of New York Mellon 03/13/2020 $ 7,543 EUR 6,475 391 —
Bank of New York Mellon 03/16/2020 $ 3,350 EUR 3,100 — (75)
Bank of New York Mellon 03/16/2020 $ 392 EUR 350 5 —
Bank of New York Mellon 03/18/2020 GBP 4,367 $ 5,729 — (127)
Bank of New York Mellon 03/18/2020 $ 981 GBP 750 19 —
Bank of New York Mellon 03/18/2020 $ 679 CAD 900 8 —
Bank of New York Mellon 03/18/2020 EUR 490 $ 549 — (8)
Bank of New York Mellon 03/18/2020 EUR 750 $ 826 3 —
Bank of New York Mellon 03/18/2020 $ 3,235 EUR 2,965 — (41)
Bank of New York Mellon 03/18/2020 $ 2,585 EUR 2,320 22 —
Bank of New York Mellon 03/18/2020 $ 174 HKD 1,350 1 —
Bank of New York Mellon 03/18/2020 $ 191 HKD 1,500 — (1)
Bank of New York Mellon 03/18/2020 $ 13,885 JPY 1,498,500 — (21)
Bank of New York Mellon 03/18/2020 JPY 318,300 $ 2,898 56 —
Bank of New York Mellon 03/18/2020 NOK 7,000 $ 745 — (1)
Bank of New York Mellon 03/18/2020 $ 1,299 NOK 11,850 39 —
Bank of New York Mellon 03/18/2020 NOK 805 $ 85 1 —
Bank of New York Mellon 03/18/2020 $ 1,955 SEK 18,400 38 —
Bank of New York Mellon 03/18/2020 SEK 17,000 $ 1,755 16 —
Bank of New York Mellon 03/18/2020 $ 3,116 CHF 3,030 — (29)
Bank of New York Mellon 03/18/2020 CHF 1,500 $ 1,535 22 —
Bank of New York Mellon 03/20/2020 EUR 1,620 $ 1,753 38 —
Bank of New York Mellon 03/20/2020 EUR 723 $ 800 — (1)
Bank of New York Mellon 03/20/2020 $ 7,347 EUR 6,565 92 —
Bank of New York Mellon 04/17/2020 $ 4,062 GBP 3,100 83 —
Bank of New York Mellon 04/20/2020 $ 909 ZAR 13,559 46 —
Bank of New York Mellon 04/24/2020 $ 2,815 EUR 2,532 11 —
Bank of New York Mellon 04/24/2020 $ 5,970 ZAR 87,919 375 —
Bank of New York Mellon 05/26/2020 $ 1,663 ZAR 25,712 34 —
Bank of New York Mellon 06/12/2020 $ 1,300 EUR 1,119 58 —
Barclays Bank PLC 03/02/2020 BRL 9,974 $ 2,394 — (164)
Barclays Bank PLC 03/02/2020 $ 2,310 BRL 9,974 80 —
Barclays Bank PLC 03/02/2020 EUR 3,286 $ 3,608 19 —
Barclays Bank PLC 03/02/2020 $ 3,606 EUR 3,286 — (21)
Barclays Bank PLC 03/02/2020 $ 1,013 JPY 111,351 — (19)
Barclays Bank PLC 03/02/2020 JPY 111,351 $ 1,013 19 —
Barclays Bank PLC 03/02/2020 NOK 13,361 $ 1,422 — (2)
Barclays Bank PLC 03/02/2020 $ 1,424 NOK 13,361 4 —
Barclays Bank PLC 03/03/2020 JPY 121,946 $ 1,126 5 —
Barclays Bank PLC 03/03/2020 $ 2,167 JPY 234,400 — (6)
Barclays Bank PLC 03/04/2020 EUR 1,295 $ 1,428 2 —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
146
Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Barclays Bank PLC 03/04/2020 $ 1,541 EUR 1,408 $ — $ (13)
Barclays Bank PLC 03/04/2020 NOK 14,476 $ 1,541 — (2)
Barclays Bank PLC 03/04/2020 $ 496 NOK 4,644 2 —
Barclays Bank PLC 03/04/2020 $ 932 NOK 8,780 — (1)
Barclays Bank PLC 03/05/2020 CNH 8,346 $ 1,198 — (2)
Barclays Bank PLC 03/05/2020 $ 13,814 CNH 97,414 — (145)
Barclays Bank PLC 03/05/2020 CNH 61,299 $ 8,739 45 —
Barclays Bank PLC 03/06/2020 AUD 563 $ 374 — (7)
Barclays Bank PLC 03/06/2020 CAD 756 $ 563 — —
Barclays Bank PLC 03/06/2020 $ 1,116 CAD 1,479 14 —
Barclays Bank PLC 03/06/2020 CAD 2,809 $ 2,107 — (14)
Barclays Bank PLC 03/06/2020 $ 1,970 CAD 2,650 — (4)
Barclays Bank PLC 03/06/2020 $ 4,297 EUR 3,914 — (25)
Barclays Bank PLC 03/06/2020 EUR 6,026 $ 6,614 39 —
Barclays Bank PLC 03/06/2020 $ 625 EUR 563 3 —
Barclays Bank PLC 03/06/2020 $ 3,941 JPY 429,538 — (42)
Barclays Bank PLC 03/06/2020 JPY 438,329 $ 3,984 81 —
Barclays Bank PLC 03/06/2020 NOK 5,234 $ 563 — (7)
Barclays Bank PLC 03/06/2020 NOK 2,649 $ 282 — —
Barclays Bank PLC 03/06/2020 SEK 17,938 $ 1,861 6 —
Barclays Bank PLC 03/06/2020 $ 2,169 SEK 20,882 — (4)
Barclays Bank PLC 03/09/2020 $ 729 AUD 1,105 9 —
Barclays Bank PLC 03/09/2020 AUD 677 $ 453 — (12)
Barclays Bank PLC 03/09/2020 JPY 65,140 $ 591 13 —
Barclays Bank PLC 03/09/2020 $ 2,023 JPY 222,970 — (45)
Barclays Bank PLC 03/09/2020 NZD 3,176 $ 2,035 — (50)
Barclays Bank PLC 03/09/2020 $ 675 NZD 1,052 17 —
Barclays Bank PLC 03/09/2020 NOK 11,959 $ 1,289 — (18)
Barclays Bank PLC 03/09/2020 $ 1,539 NOK 14,224 27 —
Barclays Bank PLC 03/09/2020 $ 1,080 SEK 10,557 — (19)
Barclays Bank PLC 03/09/2020 SEK 13,009 $ 1,352 2 —
Barclays Bank PLC 03/13/2020 GBP 563 $ 725 — (3)
Barclays Bank PLC 03/13/2020 NZD 563 $ 356 — (4)
Barclays Bank PLC 03/16/2020 $ 1,896 MYR 7,875 26 —
Barclays Bank PLC 03/16/2020 MYR 7,875 $ 1,892 — (22)
Barclays Bank PLC 03/18/2020 $ 137 INR 9,969 — (1)
Barclays Bank PLC 03/18/2020 $ 2,230 INR 160,067 20 —
Barclays Bank PLC 03/18/2020 INR 177,683 $ 2,480 — (26)
Barclays Bank PLC 03/18/2020 $ 1,463 IDR 20,098,144 72 —
Barclays Bank PLC 03/18/2020 IDR 28,454,447 $ 2,068 — (98)
Barclays Bank PLC 03/18/2020 MYR 837 $ 197 2 —
Barclays Bank PLC 03/18/2020 $ 40,180 MXN 765,852 1,360 —
Barclays Bank PLC 03/18/2020 MXN 714,609 $ 37,551 — (1,329)
Barclays Bank PLC 03/18/2020 MXN 56,020 $ 2,830 10 —
Barclays Bank PLC 03/18/2020 $ 1,195 THB 36,125 50 —
Barclays Bank PLC 03/18/2020 THB 36,112 $ 1,195 — (50)
Barclays Bank PLC 03/20/2020 $ 1,697 PEN 5,675 55 —
Barclays Bank PLC 03/20/2020 PEN 5,726 $ 1,696 — (40)
Barclays Bank PLC 03/23/2020 $ 265 EUR 245 — (6)
Barclays Bank PLC 03/25/2020 $ 2,815 MXN 55,850 — (13)
Barclays Bank PLC 03/25/2020 MXN 53,612 $ 2,815 — (100)
Barclays Bank PLC 04/02/2020 $ 1,126 KRW 1,359,445 — (6)
Barclays Bank PLC 04/10/2020 $ 2,111 JPY 230,369 — (30)
Barclays Bank PLC 04/10/2020 JPY 353,742 $ 3,246 41 —
Barclays Bank PLC 04/10/2020 TRY 12,095 $ 1,989 — (80)
Barclays Bank PLC 04/10/2020 $ 1,989 TRY 12,100 79 —
Barclays Bank PLC 04/14/2020 EUR 609 $ 665 9 —
Barclays Bank PLC 04/14/2020 $ 1,481 EUR 1,350 — (13)
Barclays Bank PLC 04/14/2020 $ 424 EUR 378 5 —
Barclays Bank PLC 04/14/2020 EUR 1,350 $ 1,510 — (16)
Barclays Bank PLC 04/14/2020 $ 464 EUR 420 — (1)
Barclays Bank PLC 04/14/2020 EUR 1,556 $ 1,734 — (12)
Barclays Bank PLC 04/17/2020 $ 384 CNH 2,662 3 —
Barclays Bank PLC 04/17/2020 CNH 5,293 $ 757 1 —
Barclays Bank PLC 04/17/2020 $ 1,157 CNH 8,207 — (18)
Barclays Bank PLC 04/17/2020 $ 1,746 MXN 33,006 81 —
Barclays Bank PLC 04/17/2020 MXN 5,186 $ 276 — (14)
Barclays Bank PLC 04/17/2020 MXN 29,221 $ 1,470 4 —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
147
Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Barclays Bank PLC 04/22/2020 BRL 37,468 $ 9,204 $ — $ (846)
Barclays Bank PLC 04/22/2020 $ 8,832 BRL 37,468 474 —
Barclays Bank PLC 04/28/2020 $ 434 EUR 390 2 —
Barclays Bank PLC 04/28/2020 EUR 390 $ 433 — (1)
Barclays Bank PLC 04/28/2020 EUR 1,440 $ 1,595 — —
Barclays Bank PLC 04/28/2020 ZAR 6,317 $ 434 — (32)
Barclays Bank PLC 04/28/2020 $ 432 ZAR 6,291 32 —
Barclays Bank PLC 04/28/2020 $ 1,595 ZAR 25,281 — (13)
Barclays Bank PLC 05/11/2020 $ 1,788 PEN 6,046 41 —
Barclays Bank PLC 05/11/2020 PEN 6,065 $ 1,787 — (35)
Barclays Bank PLC 05/14/2020 COP 4,898,722 $ 1,463 — (74)
Barclays Bank PLC 05/26/2020 $ 1,336 CNH 9,388 — (7)
Barclays Bank PLC 05/27/2020 BRL 5,254 $ 1,206 — (36)
Barclays Bank PLC 05/27/2020 $ 1,196 BRL 5,254 26 —
Barclays Bank PLC 06/11/2020 $ 9,690 THB 298,707 205 —
Barclays Bank PLC 06/11/2020 $ 850 THB 27,022 — (8)
Barclays Bank PLC 06/11/2020 THB 26,792 $ 850 1 —
Barclays Bank PLC 06/11/2020 THB 298,305 $ 9,690 — (218)
Barclays Bank PLC 06/16/2020 $ 2,001 BRL 8,751 54 —
Barclays Bank PLC 06/16/2020 BRL 8,745 $ 2,002 — (57)
Barclays Bank PLC 06/16/2020 $ 412 MXN 7,777 23 —
Barclays Bank PLC 06/16/2020 MXN 7,782 $ 412 — (23)
Barclays Bank PLC 06/17/2020 $ 8,430 MXN 162,655 300 —
Barclays Bank PLC 06/17/2020 MXN 214,606 $ 11,260 — (534)
Barclays Bank PLC 06/17/2020 $ 2,830 MXN 56,812 — (10)
Barclays Bank PLC 08/25/2020 MXN 57,170 $ 2,815 12 —
Barclays Bank PLC 08/25/2020 $ 2,815 MXN 54,762 107 —
Barclays Bank PLC 08/27/2020 $ 555 THB 17,588 — (4)
Barclays Bank PLC 08/27/2020 THB 17,707 $ 555 8 —
Citigroup Inc 03/11/2020 $ 16,214 EUR 14,713 — (37)
Citigroup Inc 03/18/2020 $ 10,885 EUR 9,751 111 —
Citigroup Inc 04/30/2020 $ 738 BRL 3,200 24 —
Citigroup Inc 04/30/2020 BRL 3,200 $ 755 — (41)
Deutsche Bank AG 04/30/2020 $ 380 GBP 291 6 —
Goldman Sachs & Co 03/11/2020 $ 51 EUR 46 — —
Goldman Sachs & Co 03/20/2020 $ 1,585 MXN 30,000 65 —
Goldman Sachs & Co 03/20/2020 $ 4,525 RUB 290,950 192 —
Goldman Sachs & Co 04/14/2020 MXN 14,035 $ 737 — (29)
Goldman Sachs & Co 04/14/2020 $ 733 MXN 14,035 25 —
HSBC Securities Inc 03/11/2020 $ 104 EUR 96 — (2)
HSBC Securities Inc 03/11/2020 EUR 893 $ 980 6 —
HSBC Securities Inc 03/20/2020 $ 1,585 MXN 30,175 56 —
HSBC Securities Inc 03/20/2020 $ 4,535 PEN 15,450 65 —
HSBC Securities Inc 03/20/2020 $ 2,936 RUB 192,600 67 —
HSBC Securities Inc 03/20/2020 KRW 5,400,000 $ 4,537 — (61)
HSBC Securities Inc 03/20/2020 $ 4,485 KRW 5,400,000 9 —
HSBC Securities Inc 04/13/2020 CAD 1,955 $ 1,499 — (42)
HSBC Securities Inc 04/13/2020 $ 1,470 CAD 1,955 13 —
HSBC Securities Inc 04/15/2020 $ 736 SEK 7,100 — (5)
HSBC Securities Inc 04/15/2020 SEK 7,100 $ 752 — (11)
HSBC Securities Inc 04/22/2020 AUD 2,160 $ 1,490 — (82)
HSBC Securities Inc 04/22/2020 $ 1,445 AUD 2,160 37 —
HSBC Securities Inc 05/13/2020 $ 77 EUR 70 — (1)
HSBC Securities Inc 05/28/2020 $ 2,940 IDR 41,650,000 105 —
HSBC Securities Inc 05/28/2020 IDR 3,600,000 $ 253 — (8)
JPMorgan Chase 03/20/2020 $ 7,837 CLP 6,245,000 200 —
Merrill Lynch 03/23/2020 $ 400 CAD 530 5 —
Merrill Lynch 03/23/2020 $ 205 EUR 190 — (5)
Merrill Lynch 04/14/2020 $ 743 IDR 10,293,645 37 —
Merrill Lynch 04/14/2020 IDR 10,293,645 $ 744 — (38)
Merrill Lynch 04/15/2020 JPY 327,555 $ 3,007 38 —
Merrill Lynch 04/15/2020 $ 2,995 JPY 327,555 — (50)
Merrill Lynch 04/15/2020 $ 1,825 NOK 16,955 22 —
Merrill Lynch 04/15/2020 NOK 16,955 $ 1,905 — (102)
Merrill Lynch 04/15/2020 $ 730 PLN 2,850 3 —
Merrill Lynch 04/15/2020 PLN 2,850 $ 748 — (21)
Morgan Stanley & Co 03/03/2020 BRL 30 $ 7 — —
Morgan Stanley & Co 03/03/2020 $ 86 BRL 365 4 —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
148
Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Morgan Stanley & Co 03/03/2020 BRL 335 $ 80 $ — $ (5)
Morgan Stanley & Co 03/18/2020 $ 4,985 GBP 3,811 97 —
Morgan Stanley & Co 03/18/2020 $ 650 CNH 4,505 5 —
Morgan Stanley & Co 03/18/2020 $ 2,348 CNH 16,542 — (22)
Morgan Stanley & Co 03/18/2020 CNH 9,836 $ 1,400 9 —
Morgan Stanley & Co 04/02/2020 $ 7 BRL 30 — —
Morgan Stanley & Co 04/07/2020 $ 997 COP 3,330,000 51 —
Morgan Stanley & Co 04/14/2020 $ 741 NZD 1,130 35 —
Morgan Stanley & Co 04/14/2020 NZD 1,130 $ 751 — (4 4 )
Morgan Stanley & Co 04/30/2020 $ 3,555 ZAR 52,530 215 —
Morgan Stanley & Co 04/30/2020 ZAR 52,530 $ 3,325 15 —
UBS AG 04/22/2020 $ 1,919 THB 58,310 6 8 —
Total $ 8,67 0 $ (8,50 7 )
Amounts in thousands.
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied
Credit
Spread as of
February 29,
2020
(a)
(Pay)/
Receive
Fixed Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Citigroup Inc CDX.32.EM.100 N/A (1.00)% Quarterly 12/20/2024 $ 1,500 $ 74 $ 23 $ 97 $ —
Morgan Stanley & Co CDX.32.EM.100 N/A (1.00)% Quarterly 12/20/2024 2,990 137 57 194 —
Morgan Stanley & Co Enel Spa, 5.25%,
05/20/2024
0.55% (1.00)% Quarterly 12/20/2023 EUR 750 4 (18) — (14)
Total $ 215 $ 62 $ 291 $ (14)
Sell Protection
Counterparty Reference Entity
Implied
Credit
Spread as of
February 29,
2020
(a)
(Pay)/
Receive
Fixed Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
(c)
Asset ---- Liability
Barclays Bank PLC Ukraine Government
Bond, 7.75%,
09/01/2022
3.88% 5.00% Quarterly 12/20/2024 $ 1,900 $ 75 $ 16 $ 91 $ —
Barclays Bank PLC Ukraine Government
Bond, 7.75%,
09/01/2022
3.88% 5.00% Quarterly 12/20/2024 1,275 5 7 3 6 0 —
Citigroup Inc Petroleos Mexicanos,
6.63%, 06/15/2035
2.76% 1.00% Quarterly 06/20/2024 925 (64) (2) — (66)
Goldman Sachs & Co Petroleos Mexicanos,
6.63%, 06/15/2035
2.76% 1.00% Quarterly 06/20/2024 925 (66) — — (66)
JPMorgan Chase Petroleos Mexicanos,
6.63%, 06/15/2035
2.76% 1.00% Quarterly 06/20/2024 2,550 (183) 3 — (18 0 )
Total $ (18 1 ) $ 20 $ 15 1 $ (31 2 )
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied
Credit
Spread as of
February 29,
2020
(a)
(Pay)/
Receive
Fixed Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
Argentine Republic Government International
Bond, 7.50%, 04/22/2026
6.52% (5.00)% Quarterly 06/20/2023 $ 3,184 $ 1,639 $ 348 $ 1,987
CDX.33.HY.500 N/A (5.00)% Quarterly 12/20/2024 4,440 (361) 121 (240)
Turkey Government International Bond,
11.88%, 01/15/2030
3.39% (1.00)% Quarterly 12/20/2024 11,120 1,016 312 1,328
Total $ 2,294 $ 781 $ 3,075
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
149
Exchange Cleared Credit Default Swaps (continued)
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $7,575 .
(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
150
Interest Rate Swaps
Counterparty Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair Value
Asset Liability
Bank of America NA China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 2.78% Quarterly Quarterly N/A 08/22/2024 CNY 16,312 $ 40 $ — $ 40 $ —
Bank of America NA China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 3.77% Quarterly Quarterly N/A 09/18/2022 5,859 31 — 31 —
Bank of America NA China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 3.85% Quarterly Quarterly N/A 09/08/2022 8,370 47 — 47 —
Bank of America NA China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 3.63% Quarterly Quarterly N/A 05/04/2023 21,937 127 — 127 —
Bank of America NA China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 3.72% Quarterly Quarterly N/A 06/22/2022 11,886 56 — 56 —
Bank of America NA China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 3.98% Quarterly Quarterly N/A 03/24/2022 9,200 46 — 46 —
Barclays Bank PLC 6 Month Warsaw
Interbank Offered
Rate
Receive 2.20% Annual Semiannual N/A 12/12/2023 PLN 10,712 (84) — — (84)
Barclays Bank PLC China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 2.98% Quarterly Quarterly N/A 12/12/2023 CNY 7,120 24 — 24 —
Citigroup Inc Sinacofi Chile
Interbank Rate Avg
Receive 2.23% Semiannual Semiannual N/A 12/18/2021 CLP 8,900,000 (93) — — (93)
JPMorgan Chase Sinacofi Chile
Interbank Rate Avg
Receive 1.51% Semiannual Semiannual N/A 12/18/2021 14,850,000 80 — 80 —
JPMorgan Chase Sinacofi Chile
Interbank Rate Avg
Receive 2.06% Semiannual Semiannual N/A 12/18/2021 5,500,000 (37) — — (37)
JPMorgan Chase Sinacofi Chile
Interbank Rate Avg
Receive 1.81% Semiannual Semiannual N/A 01/28/2022 900,000 (1) — — (1)
Morgan Stanley & Co China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 3.09% Quarterly Quarterly N/A 11/08/2024 CNY 18,894 85 — 85 —
Total $ 321 $ — $ 536 $ (215)
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month Johannesburg Interbank Agreed
Rate
Receive 7.26% Quarterly Quarterly N/A 01/31/2030 ZAR 23,365 $ 29 $ 1 $ 30
3 Month Johannesburg Interbank Agreed
Rate
Receive 7.54% Quarterly Quarterly N/A 02/28/2030 12,900 — 1 1
3 Month Johannesburg Interbank Agreed
Rate
Pay 7.20% Quarterly Quarterly N/A 11/11/2022 105,000 151 (10) 141
3 Month Johannesburg Interbank Agreed
Rate
Receive 6.59% Quarterly Quarterly N/A 11/11/2022 105,000 (45) 6 (39)
3 Month KRW Certificate of Deposit Receive 1.39% Quarterly Quarterly N/A 12/18/2029 $ 1,690,489 (52) — (52)
3 Month KRW Certificate of Deposit Receive 1.31% Quarterly Quarterly N/A 11/22/2029 1,391,000 (34) — (34)
3 Month KRW Certificate of Deposit Receive 1.41% Quarterly Quarterly N/A 01/28/2022 8,790,000 (41) — (41)
3 Month USD LIBOR Receive 2.93% Semiannual Quarterly N/A 06/11/2025 3,963 (405) — (405)
3 Month USD LIBOR Receive 3.09% Semiannual Quarterly N/A 10/01/2024 4,584 (444) — (444)
3 Month USD LIBOR Receive 3.04% Semiannual Quarterly N/A 08/07/2028 2,362 (384) — (384)
3 Month USD LIBOR Pay 2.98% Quarterly Semiannual N/A 08/07/2023 4,428 308 — 308

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
151
Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Receive 2.75% Semiannual Quarterly N/A 03/08/2023 $ 1,892 $ (103) $ — $ (103)
3 Month USD LIBOR Receive 2.23% Semiannual Quarterly N/A 04/03/2024 4,061 (215) — (215)
3 Month USD LIBOR Receive 2.97% Semiannual Quarterly N/A 04/25/2025 2,700 (274) — (274)
3 Month USD LIBOR Receive 2.94% Semiannual Quarterly N/A 05/10/2023 1,785 (113) — (113)
3 Month USD LIBOR Receive 2.88% Semiannual Quarterly N/A 08/21/2025 6,337 (650) — (650)
3 Month USD LIBOR Receive 3.04% Semiannual Quarterly N/A 05/22/2025 3,180 (338) — (338)
3 Month USD LIBOR Receive 2.75% Semiannual Quarterly N/A 03/29/2025 1,575 (141) 1 (140)
3 Month USD LIBOR Receive 2.02% Semiannual Quarterly N/A 01/23/2022 5,283 (103) — (103)
3 Month USD LIBOR Receive 2.12% Semiannual Quarterly N/A 03/08/2022 6,219 (146) — (146)
3 Month USD LIBOR Receive 2.02% Semiannual Quarterly N/A 02/07/2022 4,265 (85) — (85)
3 Month USD LIBOR Receive 2.21% Semiannual Quarterly N/A 03/15/2022 5,314 (136) — (136)
3 Month USD LIBOR Receive 1.89% Semiannual Quarterly N/A 01/19/2022 2,111 (36) — (36)
3 Month USD LIBOR Receive 2.09% Semiannual Quarterly N/A 03/03/2022 7,419 (169) — (169)
3 Month USD LIBOR Receive 2.00% Semiannual Quarterly N/A 04/11/2022 5,502 (120) — (120)
3 Month USD LIBOR Receive 2.97% Semiannual Quarterly N/A 05/04/2025 2,381 (243) 1 (242)
3 Month USD LIBOR Receive 1.93% Semiannual Quarterly N/A 01/13/2022 4,225 (74) — (74)
3 Month USD LIBOR Receive 2.77% Semiannual Quarterly N/A 03/07/2025 3,938 (353) 1 (352)
6 Month Budapest Interbank Offered Rate Receive 2.09% Annual Semiannual N/A 07/11/2023 HUF 482,425 (64) 8 (56)
6 Month Budapest Interbank Offered Rate Receive 1.09% Annual Semiannual N/A 02/10/2025 745,000 12 1 13
6 Month Euro Interbank Offered Rate Receive 0.06% Annual Semiannual N/A 04/18/2024 EUR 1,487 (33) 1 (32)
6 Month Euro Interbank Offered Rate Pay (0.19)% Semiannual Annual N/A 08/27/2029 1,305 1 1 2
6 Month Euro Interbank Offered Rate Receive 0.05% Annual Semiannual N/A 08/27/2034 870 (8) — (8)
6 Month Prague Interbank Offered Rate Pay 1.59% Semiannual Annual N/A 08/16/2021 CZK 85,188 (25) (1) (26)
6 Month Warsaw Interbank Offered Rate Pay 1.44% Semiannual Annual N/A 09/02/2024 PLN 22,192 14 3 17
6 Month Warsaw Interbank Offered Rate Pay 1.85% Semiannual Annual N/A 01/28/2022 146,200 288 1 289
6 Month Warsaw Interbank Offered Rate Receive 2.55% Annual Semiannual N/A 03/10/2022 6,420 (38) 1 (37)
6 Month Warsaw Interbank Offered Rate Receive 2.48% Annual Semiannual N/A 03/23/2023 4,152 (36) 1 (35)
6 Month Warsaw Interbank Offered Rate Receive 2.37% Annual Semiannual N/A 04/26/2022 6,600 (37) 2 (35)
6 Month Warsaw Interbank Offered Rate Receive 2.02% Annual Semiannual N/A 05/27/2024 11,140 (76) — (76)
6 Month Warsaw Interbank Offered Rate Receive 2.52% Annual Semiannual N/A 03/09/2022 3,605 (21) 1 (20)
6 Month Warsaw Interbank Offered Rate Receive 2.54% Annual Semiannual N/A 05/17/2023 5,873 (57) 2 (55)
6 Month Warsaw Interbank Offered Rate Receive 2.02% Annual Semiannual N/A 01/28/2030 31,050 (438) (2) (440)
6 Month Warsaw Interbank Offered Rate Pay 1.51% Semiannual Annual N/A 02/19/2022 27,840 11 1 12
Brazil Cetip DI Interbank Deposit Rate Receive 5.27% Annual Annual N/A 01/02/2023 BRL 21,113 (9) — (9)
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 2.62% Quarterly Quarterly N/A 02/07/2025 $ 16,890 26 — 26
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 2.59% Quarterly Quarterly N/A 02/10/2025 16,890 22 1 23
Colombia IBR Overnight Interbank
Reference Rate
Receive 4.00% Annual Annual N/A 03/02/2023 COP 13,793,500 4 — 4
Sinacofi Chile Interbank Rate Avg Receive 2.47% Semiannual Semiannual N/A 01/13/2025 CLP 960,000 (8) — (8)
Sinacofi Chile Interbank Rate Avg Receive 2.43% Semiannual Semiannual N/A 01/31/2025 923,320 (4) — (4)
Sinacofi Chile Interbank Rate Avg Receive 2.28% Semiannual Semiannual N/A 02/11/2025 928,950 5 — 5
US Federal Funds Effective Rate
(continuous series)
Receive 1.40% Annual Annual N/A 03/31/2021 $ 13,602 (76) — (76)
Total $ (4,763) $ 22 $ (4,741)
Amounts in thousands.
(a)     Forward swap.
Total Return Equity Basket Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency Expiration Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and Unrealized
Appreciation/(Depreciation)
Asset ----- Liability
Goldman Sachs & Co Floating rate based on 1
Month Euro Interbank
Offered Rate plus/less
spread
Total return on a custom basket of
long and short securities traded in
EUR
Monthly 02/01/2029-
02/07/2029
$ 892 $ — $ — $ (202)
Goldman Sachs & Co Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket of
long and short securities traded in
GBP
Monthly 12/22/2028-
12/26/2028
— — — (10)
Goldman Sachs & Co Floating rate based on 1
Month JPY LIBOR plus/
less spread
Total return on a custom basket of
long and short securities traded in
JPY
Monthly 12/25/2028-
12/26/2028
224 — 27 —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
152
Total Return Equity Basket Swaps (continued)
Counterparty Fund Pays Fund Receives
Payment
Frequency Expiration Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and Unrealized
Appreciation/(Depreciation)
Asset ----- Liability
JPMorgan Chase Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket of
long and short securities traded in
CNY
Monthly 12/04/2020 $ 1,576 $ — $ 133 $ —
JPMorgan Chase Floating rate based
on Norway Interbank
Offered Rate plus/less
spread
Total return on a custom basket of
long and short securities traded in
NOK
Monthly 11/02/2020-
11/04/2020
844 — — (98)
JPMorgan Chase Floating rate based on 1
Month JPY LIBOR plus/
less spread
Total return on a custom basket of
long and short securities traded in
JPY
Monthly 03/25/2021 — — 6 —
JPMorgan Chase Floating rate based on
the Hong Kong Interbank
Offered Rate plus/less
spread
Total return on a custom basket of
long and short securities traded in
HKD
Monthly 11/30/2020 — — — (17)
JPMorgan Chase Floating rate based on 1
Month GBP LIBOR plus/
less spread
Total return on a custom basket of
long and short securities traded in
GBP
Monthly 11/02/2020-
12/07/2020
2,562 — — (175)
JPMorgan Chase Floating rate based on 1
Month Euro Interbank
Offered Rate plus/less
spread
Total return on a custom basket of
long and short securities traded in
EUR
Monthly 11/03/2020-
12/04/2020
4,506 — 36 —
JPMorgan Chase Floating rate based on 1
Month CHF LIBOR plus/
less spread
Total return on a custom basket of
long and short securities traded in
CHF
Monthly 02/26/2021 298 — 41 —
Morgan Stanley & Co
(a)
Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket of
long and short securities traded in
USD
Monthly 08/24/2020-
10/05/2021
19,191 — 2,298 —
Morgan Stanley & Co Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket of
long and short securities traded in
JPY
Monthly 01/21/2021-
11/30/2021
3,058 — 264 —
Morgan Stanley & Co Floating rate based on
the Hong Kong Interbank
Offered Rate plus/less
spread
Total return on a custom basket of
long and short securities traded in
HKD
Monthly 01/28/2021 1,122 — — (4)
Morgan Stanley & Co Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket of
long and short securities traded in
GBP
Monthly 05/20/2020 4,430 — — (482)
Morgan Stanley & Co
(b)
Floating rate based on 1
Month Euro Interbank
Offered Rate plus/less
spread
Total return on a custom basket of
long and short securities traded in
EUR
Monthly 10/09/2020-
02/10/2021
17,404 — — (895)
Morgan Stanley & Co Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket of
long and short securities traded in
CHF
Monthly 03/10/2021 720 — 45 —
UBS AG Floating rate based on the
Copenhagen Interbank
Offered Rate plus/less
spread
Total return on a custom basket of
long and short securities traded in
DKK
Monthly 01/27/2023 342 — 41 —
UBS AG Floating rate based on 1
Month EUR LIBOR plus/
less spread
Total return on a custom basket of
long and short securities traded in
EUR
Monthly 02/01/2022 3,702 — 512 —
UBS AG Floating rate based on 1
Month GBP LIBOR plus/
less spread
Total return on a custom basket of
long and short securities traded in
GBP
Monthly 02/01/2022 4,401 — — (623)
UBS AG Floating rate based on
the Hong Kong Interbank
Offered Rate plus/less
spread
Total return on a custom basket of
long and short securities traded in
HKD
Monthly 03/01/2022 249 — — (32)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
153
Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Allergan PLC
34,271
$ 6,534
34.05%
Escrow Altegrity Inc NPV
124,036
2,684
13.98%
AbbVie Inc
(29,679)
(2,544)
(13.25)%
iShares iBoxx High Yield Corporate Bond ETF
(22,639)
(1,948)
(10.15)%
TransDigm Group Inc
(1,545)
(862)
(4.49)%
UnitedHealth Group Inc
(3,104)
(791)
(4.12)%
American Express Co
(5,658)
(622)
(3.24)%
Exxon Mobil Corp
(9,322)
(480)
(2.50)%
Morgan Stanley Leisure Travel Basket
(7,875)
(465)
(2.42)%
iShares Nasdaq Biotechnology ETF
(3,539)
(403)
(2.10)%
Walt Disney Co/The
(3,392)
(399)
(2.08)%
Sysco Corp
(5,866)
(391)
(2.04)%
Ceridian HCM Holding Inc
(3,799)
(269)
(1.40)%
Cabot Oil & Gas Corp
(14,757)
(206)
(1.07)%
Bristol-Myers Squibb Co
55,774
187
0.97%
ONEOK Inc
(2,747)
(183)
(0.96)%
Alibaba Group Holding Ltd
(774)
(161)
(0.84)%
T-Mobile US Inc
(690)
(62)
(0.32)%
Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Stoxx Europe 600 Index
(27,721)
$ (11,496)
(66.05)%
Vivendi SA
59,843
1,521
8.74%
Engie SA
83,461
1,385
7.96%
Getlink SE
46,152
743
4.27%
Cie de Saint-Gobain
20,304
708
4.07%
Grifols SA
24,406
539
3.10%
Grifols SA
(16,589)
(531)
(3.05)%
Delivery Hero SE
(3,790)
(285)
(1.64)%
Eurofins Scientific SE
(393)
(197)
(1.14)%
Total Return Equity Basket Swaps (continued)
Counterparty Fund Pays Fund Receives
Payment
Frequency Expiration Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and Unrealized
Appreciation/(Depreciation)
Asset ----- Liability
UBS AG Floating rate based on 1
Day JPY LIBOR plus/
less spread
Total return on a custom basket of
long and short securities traded in
JPY
Monthly 02/01/2022 $ 48 $ — $ 8 $ —
Total $ 65,569 $ — $ 3,411 $ (2,538)
The expiration dates are measured from the commencement of investment in each underlying swap position.
The fund pays a floating rate based on the reference rate plus/less a spread. The spread is negotiated at the security level and is usually similar within a region but may vary depending on how difficult it is to borrow the security.
Notional Amount represents the total absolute value of the underlying securities.
Amounts in thousands.
(a) Top Underlying Securities YORKEBS
(b) Top Underlying Securities YRKEBSEUR

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
154
Reverse Repurchase Agreements
Counterparty Coupon Rate Maturity Date Principal Amount
Payable for Reverse Repurchase Agreements
Barclays Bank PLC (1.75)% Open ended $ 3,390 $ (3,398)
Merrill Lynch (1.69)% 03/02/2020 26 (26)
Merrill Lynch (2.65)% Open ended 441 (448)
Merrill Lynch (2.65)% Open ended 720 (731)
Merrill Lynch (2.40)% Open ended 549 (554)
Merrill Lynch (2.65)% Open ended 1,684 (1,699)
Merrill Lynch (2.65)% Open ended 520 (525)
Merrill Lynch (2.25)% Open ended 713 (717)
Merrill Lynch (2.25)% Open ended 835 (841)
Merrill Lynch (2.67)% 03/06/2020 1,795 (1,798)
Merrill Lynch (2.82)% 03/06/2020 3,053 (3,058)
Merrill Lynch (1.69)% 03/02/2020 11,483 (11,484)
Merrill Lynch (1.69)% 03/02/2020 4,188 (4,188)
Merrill Lynch (1.69)% 03/02/2020 9,127 (9,128)
Merrill Lynch (1.69)% 03/02/2020 5,591 (5,592)
Merrill Lynch (1.69)% 03/02/2020 612 (612)
Merrill Lynch (1.69)% 03/02/2020 50,422 (50,427)
Merrill Lynch (1.69)% 03/02/2020 18,530 (18,532)
Merrill Lynch (1.69)% 03/02/2020 14,051 (14,052)
Merrill Lynch (1.69)% 03/02/2020 37,751 (37,755)
Merrill Lynch (1.69)% 03/02/2020 18,690 (18,692)
Merrill Lynch (1.69)% 03/02/2020 27,260 (27,263)
Merrill Lynch (1.69)% 03/02/2020 4,820 (4,820)
Merrill Lynch (1.69)% 03/02/2020 23,730 (23,732)
Merrill Lynch (1.69)% 03/02/2020 27,365 (27,368)
Merrill Lynch (1.69)% 03/02/2020 49,452 (49,457)
Merrill Lynch (1.69)% 03/02/2020 20,120 (20,122)
Merrill Lynch (1.69)% 03/02/2020 28,741 (28,744)
Merrill Lynch (1.69)% 03/02/2020 1,408 (1,408)
Merrill Lynch (1.62)% 03/02/2020 2,915 (2,915)
Merrill Lynch (1.69)% 03/02/2020 7,594 (7,595)
Merrill Lynch (1.69)% 03/02/2020 18,485 (18,487)
Merrill Lynch (1.68)% 03/02/2020 14,762 (14,76 2 )
Total $ (410,93 0 )
Amounts in thousands.
Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
Citigroup Inc iShares J.P. Morgan
USD EM Bond UCITS
ETF
34,400 Pay 3 Month USD
LIBOR - 1.70%
Quarterly 05/21/2020 $ 3,972 $ — $ 57 $ —
Citigroup Inc iShares J.P. Morgan
USD EM Bond UCITS
ETF
11,500 Pay 3 Month USD
LIBOR - 1.70%
Quarterly 05/21/2020 1,316 — 7 —
HSBC Securities Inc Egypt Government
Bond, 14.30%,
09/03/2022
26,675,000 Receive 3 Month USD
LIBOR + 0.80%
Annual 11/13/2020 $ 1,707 — 126 —
HSBC Securities Inc Egypt Government
Bond, 14.30%,
09/03/2022
11,500,000 Receive 3 Month USD
LIBOR + 0.80%
Annual 12/24/2020 758 — 30 —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 08/11/2020
24,750,000 Receive 3 Month USD
LIBOR + 0.80%
Annual 08/12/2020 1,374 — 113 —
JPMorgan Chase Egypt Treasury Bills,
0.00%, 01/05/2021
23,500,000 Receive 3 Month USD
LIBOR + 0.80%
Annual 01/08/2021 1,314 — 2 6 —
Total $ — $ 35 9 $ —
Amounts in thousands except contracts.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
155
Short Sales Outstanding
PREFERRED STOCKS - (0.03)% Shares Value (000's)
Consumer Products - (0.03)%
Henkel AG & Co KGaA 1.85% 2,783 $ 259
TOTAL PREFERRED STOCKS (proceeds $282) $ 259
COMMON STOCKS - (14.59)% Shares Value (000's)
Advertising - (0.07)%
Dentsu Group Inc 7,000 $ 181
Hakuhodo DY Holdings Inc 14,300 165
JCDecaux SA 13,034 301
$ 647
Aerospace & Defense - (0.25)%
Boeing Co/The 2,919 803
IHI Corp 10,300 214
Kawasaki Heavy Industries Ltd 14,100 253
L3Harris Technologies Inc 5,010 991
$ 2,261
Agriculture - (0.14)%
Altria Group Inc 16,454 664
Archer-Daniels-Midland Co 15,100 569
$ 1,233
Airlines - (0.09)%
American Airlines Group Inc 21,504 410
ANA Holdings Inc 3,000 81
easyJet PLC 843 12
Singapore Airlines Ltd 30,800 178
United Airlines Holdings Inc 1,544 95
$ 776
Apparel - (0.08)%
Adidas AG 215 61
Capri Holdings Ltd 4,900 127
Puma SE 1,409 109
PVH Corp 413 31
Tapestry Inc 2,498 59
VF Corp 6,022 433
$ 820
Automobile Manufacturers - (0.09)%
Bayerische Motoren Werke AG 256 17
Daimler AG 1,948 82
Nissan Motor Co Ltd 52,800 226
PACCAR Inc 5,749 385
Suzuki Motor Corp 3,000 121
Toyota Motor Corp 600 39
Volkswagen AG 210 36
$ 906
Automobile Parts & Equipment - (0.19)%
Aptiv PLC 1,989 155
Cie Generale des Etablissements Michelin SCA 4,443 476
NGK Insulators Ltd 11,300 177
Nokian Renkaat OYJ 16,238 425
Sumitomo Electric Industries Ltd 25,000 295
Toyoda Gosei Co Ltd 7,300 154
$ 1,682
Banks - (0.62)%
Australia & New Zealand Banking Group Ltd 15,815 255
Bank of New York Mellon Corp/The 10,541 421
Bendigo & Adelaide Bank Ltd 124,108 749
Canadian Imperial Bank of Commerce 3,700 282
Citizens Financial Group Inc 7,134 226
Comerica Inc 2,418 127
Commonwealth Bank of Australia 6,851 368
Danske Bank A/S 3,657 57
Fifth Third Bancorp 4,468 109
Huntington Bancshares Inc/OH 21,058 258
KeyCorp 5,576 91
M&T Bank Corp 1,757 247
Nordea Bank Abp 66,870 528
Northern Trust Corp 6,579 577
Regions Financial Corp 18,420 249
State Street Corp 4,990 340
Wells Fargo & Co 11,200 458
COMMON STOCKS (continued) Shares Value (000’s)
Banks (continued)
Zions Bancorp NA 3,906 $ 156
$ 5,498
Beverages - (0.24)%
Brown-Forman Corp - B Shares 7,125 437
Coca-Cola Bottlers Japan Holdings Inc 39,700 916
Monster Beverage Corp 4,071 254
Remy Cointreau SA 5,029 512
$ 2,119
Biotechnology - (0.36)%
Alnylam Pharmaceuticals Inc 1,220 144
BeiGene Ltd ADR 700 111
BioMarin Pharmaceutical Inc 167 15
Corteva Inc 1,361 37
Exact Sciences Corp 1,165 94
Gilead Sciences Inc 1,012 70
Illumina Inc 959 255
Incyte Corp 14,159 1,068
Regeneron Pharmaceuticals Inc 948 421
Seattle Genetics Inc 1,947 222
Vertex Pharmaceuticals Inc 3,716 832
$ 3,269
Building Materials - (0.24)%
Cie de Saint-Gobain 8,005 283
CRH PLC 9,587 323
James Hardie Industries PLC 18,045 337
Johnson Controls International plc 21,796 797
Owens Corning 3,455 195
Sika AG 68 12
Vulcan Materials Co 1,360 164
$ 2,111
Chemicals - (0.49)%
Air Products & Chemicals Inc 659 145
Albemarle Corp 15,406 1,261
BASF SE 2,718 161
CF Industries Holdings Inc 12,695 468
DuPont de Nemours Inc 1,449 62
Hitachi Chemical Co Ltd 15,500 656
International Flavors & Fragrances Inc 2,877 345
Johnson Matthey PLC 1,473 48
LANXESS AG 5,062 269
Linde PLC 458 87
LyondellBasell Industries NV 2,361 169
Mosaic Co/The 6,077 103
Umicore SA 10,643 448
Westlake Chemical Corp 1,000 56
$ 4,278
Commercial Services - (0.31)%
AMERCO 142 46
Automatic Data Processing Inc 776 120
Equifax Inc 1,576 224
Gartner Inc 4,086 528
Global Payments Inc 1,801 331
GMO Payment Gateway Inc 6,500 403
IHS Markit Ltd 2,107 150
ISS A/S 640 11
MarketAxess Holdings Inc 559 181
PayPal Holdings Inc 2,711 293
Rollins Inc 9,882 370
Verisk Analytics Inc 1,449 225
$ 2,882
Computers - (0.35)%
Atos SE 5,887 443
Computershare Ltd 2,722 28
Dell Technologies Inc 8,853 358
DXC Technology Co 5,848 141
Fortinet Inc 4,758 486
Hewlett Packard Enterprise Co 15,797 202
International Business Machines Corp 1,286 167
Seagate Technology PLC 6,959 334

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
156
Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Computers (continued)
Western Digital Corp 17,932 $ 996
$ 3,155
Consumer Products - (0.09)%
Church & Dwight Co Inc 3,837 267
Clorox Co/The 3,586 572
$ 839
Cosmetics & Personal Care - (0.05)%
Coty Inc 23,119 213
Kose Corp 600 71
Shiseido Co Ltd 2,500 149
$ 433
Distribution & Wholesale - (0.11)%
Copart Inc 2,754 233
Fastenal Co 11,563 396
Jardine Cycle & Carriage Ltd 19,400 381
$ 1,010
Diversified Financial Services - (0.53)%
Alliance Data Systems Corp 1,787 153
Ameriprise Financial Inc 2,925 413
Capital One Financial Corp 974 86
Cboe Global Markets Inc 6,724 767
Charles Schwab Corp/The 6,875 280
CME Group Inc 2,561 509
Credit Saison Co Ltd 22,900 330
E*TRADE Financial Corp 3,207 147
Intercontinental Exchange Inc 1,300 116
Japan Exchange Group Inc 5,000 84
Raymond James Financial Inc 7,300 610
SBI Holdings Inc/Japan 15,700 317
St James's Place PLC 37,280 494
Synchrony Financial 8,819 257
$ 4,563
Electric - (0.82)%
Alliant Energy Corp 3,874 202
Ameren Corp 2,643 209
American Electric Power Co Inc 2,756 246
CenterPoint Energy Inc 14,004 322
Chugoku Electric Power Co Inc/The 44,900 596
CLP Holdings Ltd 1,500 16
Consolidated Edison Inc 4,354 343
DTE Energy Co 2,771 309
Duke Energy Corp 493 45
E.ON SE 44,167 513
Edison International 6,773 455
Entergy Corp 10,797 1,262
Eversource Energy 1,491 129
Exelon Corp 7,010 302
FirstEnergy Corp 612 27
Kyushu Electric Power Co Inc 39,800 288
NextEra Energy Inc 279 71
Pinnacle West Capital Corp 762 68
Power Assets Holdings Ltd 6,500 47
PPL Corp 6,952 209
Sempra Energy 2,770 388
Southern Co/The 1,084 65
SSE PLC 34,466 678
WEC Energy Group Inc 2,570 237
Xcel Energy Inc 4,718 294
$ 7,321
Electrical Components & Equipment - (0.03)%
AMETEK Inc 2,994 257
Electronics - (0.18)%
Agilent Technologies Inc 1,201 93
Arrow Electronics Inc 724 49
Keysight Technologies Inc 4,143 393
Nidec Corp 1,000 118
Roper Technologies Inc 1,572 553
TE Connectivity Ltd 584 48
Trimble Inc 7,114 281
COMMON STOCKS (continued) Shares Value (000’s)
Electronics (continued)
Waters Corp 633 $ 123
$ 1,658
Energy - Alternate Sources - (0.01)%
Siemens Gamesa Renewable Energy SA 4,150 67
Engineering & Construction - (0.42)%
Auckland International Airport Ltd 3,749 19
CK Infrastructure Holdings Ltd 6,000 41
Ferrovial SA 45,360 1,303
Jacobs Engineering Group Inc 15,476 1,429
Japan Airport Terminal Co Ltd 24,700 960
Kajima Corp 11,200 120
$ 3,872
Entertainment - (0.07)%
Flutter Entertainment PLC 3,510 373
Live Nation Entertainment Inc 5,664 344
$ 717
Environmental Control - 0.00%
Kurita Water Industries Ltd 800 21
Food - (0.35)%
Barry Callebaut AG 89 184
Conagra Brands Inc 6,703 179
Hormel Foods Corp 12,948 539
Jardine Strategic Holdings Ltd 5,500 160
JM Smucker Co/The 133 14
Kellogg Co 2,825 171
Kikkoman Corp 5,000 230
Kroger Co/The 26,912 757
Lamb Weston Holdings Inc 1,898 165
McCormick & Co Inc/MD 1,389 203
Mowi ASA 5,370 114
NH Foods Ltd 3,100 117
Ocado Group PLC 14,797 205
Sysco Corp 1,190 79
Yamazaki Baking Co Ltd 7,200 122
$ 3,239
Food Service - (0.03)%
Sodexo SA 2,945 285
Forest Products & Paper - (0.03)%
Mondi PLC 3,477 71
Stora Enso Oyj 8,893 105
West Fraser Timber Co Ltd 3,600 134
$ 310
Gas - (0.20)%
Atmos Energy Corp 10,856 1,121
NiSource Inc 18,393 497
UGI Corp 4,725 170
$ 1,788
Hand & Machine Tools - (0.02)%
Snap-on Inc 1,377 199
Healthcare - Products - (0.36)%
ABIOMED Inc 2,111 317
Align Technology Inc 354 77
Baxter International Inc 3,678 307
Boston Scientific Corp 6,801 254
Cooper Cos Inc/The 670 217
Demant A/S 709 22
DENTSPLY SIRONA Inc 1,947 96
Edwards Lifesciences Corp 1,256 257
Hologic Inc 6,967 328
IDEXX Laboratories Inc 1,280 326
Intuitive Surgical Inc 445 238
ResMed Inc 170 27
STERIS PLC 844 134
Stryker Corp 1,007 192
Teleflex Inc 977 327
Terumo Corp 400 13
Varian Medical Systems Inc 948 117
$ 3,249

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
157
Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Healthcare - Services - (0.28)%
Anthem Inc 1,572 $ 404
Centene Corp 6,346 337
Fresenius Medical Care AG & Co KGaA 4,614 356
Fresenius SE & Co KGaA 2,086 99
HCA Healthcare Inc 702 89
IQVIA Holdings Inc 2,407 336
Laboratory Corp of America Holdings 3,916 688
Ryman Healthcare Ltd 26,852 257
$ 2,566
Holding Companies - Diversified - (0.01)%
Jardine Matheson Holdings Ltd 1,600 88
Home Builders - (0.04)%
DR Horton Inc 1,465 78
NVR Inc 68 249
$ 327
Home Furnishings - (0.03)%
Electrolux AB 7,539 153
Panasonic Corp 8,400 80
$ 233
Insurance - (0.56)%
Aflac Inc 7,100 304
American International Group Inc 5,867 247
Arthur J Gallagher & Co 4,751 463
Chubb Ltd 3,615 524
Great-West Lifeco Inc 6,600 155
Lincoln National Corp 8,246 374
Progressive Corp/The 4,961 363
Prudential Financial Inc 7,463 563
Prudential PLC 17,901 298
Reinsurance Group of America Inc 5,416 661
Suncorp Group Ltd 31,412 235
Travelers Cos Inc/The 2,520 302
Unum Group 10,605 247
Willis Towers Watson PLC 1,479 280
$ 5,016
Internet - (0.37)%
CyberAgent Inc 7,900 299
eBay Inc 3,518 122
Expedia Group Inc 4,258 420
Grubhub Inc 3,993 192
Iliad SA 2,558 360
MercadoLibre Inc 56 34
Netflix Inc 392 145
Okta Inc 1,300 166
Palo Alto Networks Inc 317 59
Rakuten Inc 31,200 263
Shopify Inc 1,100 511
Twitter Inc 12,010 399
VeriSign Inc 962 183
Wayfair Inc 360 23
Zillow Group Inc - C Shares 5,126 286
$ 3,462
Investment Companies - (0.10)%
Industrivarden AB 2,854 65
Kinnevik AB 5,438 111
L E Lundbergforetagen AB 1,965 82
Pargesa Holding SA 9,027 665
$ 923
Iron & Steel - (0.18)%
Hitachi Metals Ltd 90,200 1,299
voestalpine AG 15,378 335
$ 1,634
Leisure Products & Services - (0.12)%
Carnival Corp 151 5
Flight Centre Travel Group Ltd 6,253 134
Harley-Davidson Inc 8,419 256
Norwegian Cruise Line Holdings Ltd 8,739 326
Royal Caribbean Cruises Ltd 2,560 206
COMMON STOCKS (continued) Shares Value (000’s)
Leisure Products & Services (continued)
TUI AG 20,696 $ 163
$ 1,090
Lodging - (0.29)%
City Developments Ltd 62,000 443
Crown Resorts Ltd 3,676 25
Las Vegas Sands Corp 6,018 351
Marriott International Inc/MD 861 107
MGM Resorts International 17,695 435
Whitbread PLC 8,216 414
Wynn Resorts Ltd 6,961 752
$ 2,527
Machinery - Construction & Mining - (0.06)%
Hitachi Construction Machinery Co Ltd 10,000 244
Weir Group PLC/The 14,006 237
$ 481
Machinery - Diversified - (0.37)%
ANDRITZ AG 5,303 188
CNH Industrial NV 31,213 291
Daifuku Co Ltd 5,700 335
Deere & Co 6,117 957
Flowserve Corp 218 9
IDEX Corp 1,412 209
Rockwell Automation Inc 3,512 644
THK Co Ltd 600 14
Westinghouse Air Brake Technologies Corp 2,753 189
Xylem Inc/NY 1,404 109
Yaskawa Electric Corp 13,600 424
$ 3,369
Media - (0.40)%
DISH Network Corp 28,097 942
Liberty Broadband Corp - C Shares 5,401 680
News Corp - A Shares 37,240 449
Pearson PLC 45,756 332
ViacomCBS Inc 13,103 322
Walt Disney Co/The 6,892 811
$ 3,536
Metal Fabrication & Hardware - (0.04)%
MISUMI Group Inc 17,700 373
Mining - (0.23)%
Anglo American PLC 6,749 159
Barrick Gold Corp 3,100 59
Boliden AB 25,546 536
Cameco Corp 1,400 12
Freeport-McMoRan Inc 56,189 560
Lundin Mining Corp 30,000 153
Mitsubishi Materials Corp 16,700 379
Newmont Corp 1,711 76
$ 1,934
Miscellaneous Manufacturers - (0.27)%
General Electric Co 26,227 285
JSR Corp 12,800 223
Nikon Corp 7,600 78
Parker-Hannifin Corp 4,846 895
Smiths Group PLC 16,461 328
Textron Inc 14,435 586
$ 2,395
Office & Business Equipment - (0.14)%
Konica Minolta Inc 39,300 215
Ricoh Co Ltd 71,700 670
Seiko Epson Corp 32,300 453
$ 1,338
Oil & Gas - (0.51)%
Cabot Oil & Gas Corp 29,726 414
Cimarex Energy Co 12,034 398
Concho Resources Inc 708 48
Diamondback Energy Inc 8,983 557
Hess Corp 14,542 817
Husky Energy Inc 1,800 9
Marathon Oil Corp 58,263 482

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
158
Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Oil & Gas (continued)
Noble Energy Inc 35,866 $ 568
Occidental Petroleum Corp 27,046 885
Oil Search Ltd 11,006 40
Pioneer Natural Resources Co 3,947 485
$ 4,703
Oil & Gas Services - (0.03)%
Schlumberger Ltd 7,395 200
TechnipFMC PLC 5,251 78
$ 278
Packaging & Containers - (0.04)%
Ball Corp 1,009 71
Crown Holdings Inc 3,643 257
Sealed Air Corp 28 1
Westrock Co 1,234 41
$ 370
Pharmaceuticals - (0.32)%
Alfresa Holdings Corp 21,600 377
Cardinal Health Inc 9,253 482
Eli Lilly & Co 1,897 239
McKesson Corp 2,805 392
Orion Oyj 296 12
Perrigo Co PLC 16,716 847
Suzuken Co Ltd/Aichi Japan 200 7
Taisho Pharmaceutical Holdings Co Ltd 1,900 117
Zoetis Inc 3,741 498
$ 2,971
Pipelines - (0.29)%
Cheniere Energy Inc 5,892 302
Keyera Corp 12,100 290
Kinder Morgan Inc/DE 21,267 408
Koninklijke Vopak NV 5,107 243
ONEOK Inc 7,568 505
Targa Resources Corp 16,400 531
Williams Cos Inc/The 14,470 276
$ 2,555
Private Equity - (0.06)%
Onex Corp 9,800 550
Real Estate - (0.07)%
Aeon Mall Co Ltd 1,300 18
Hulic Co Ltd 13,800 154
Tokyu Fudosan Holdings Corp 71,100 449
$ 621
REITs - (0.30)%
American Tower Corp 1,141 259
Apartment Investment & Management Co 2,980 143
Crown Castle International Corp 2,368 339
Equinix Inc 633 363
Essex Property Trust Inc 433 123
Healthpeak Properties Inc 157 5
Host Hotels & Resorts Inc 1,926 28
Iron Mountain Inc 11,106 338
Regency Centers Corp 5,854 336
SBA Communications Corp 1,301 345
SL Green Realty Corp 876 69
Ventas Inc 1,210 65
Vornado Realty Trust 3,773 202
$ 2,615
Retail - (0.89)%
Advance Auto Parts Inc 1,565 208
Aeon Co Ltd 3,900 73
Canadian Tire Corp Ltd 300 29
CarMax Inc 12,646 1,104
Chipotle Mexican Grill Inc 639 494
Costco Wholesale Corp 479 135
Darden Restaurants Inc 6,219 606
Dollar Tree Inc 18,295 1,519
Gap Inc/The 10,021 144
Genuine Parts Co 6,421 560
Isetan Mitsukoshi Holdings Ltd 7,700 50
COMMON STOCKS (continued) Shares Value (000’s)
Retail (continued)
J Front Retailing Co Ltd 30,000 $ 319
Kohl's Corp 9,388 368
L Brands Inc 11,123 241
Lowe's Cos Inc 4,403 469
Marui Group Co Ltd 5,000 98
Nordstrom Inc 10,351 359
O'Reilly Automotive Inc 627 231
Ross Stores Inc 3,386 368
Ryohin Keikaku Co Ltd 6,000 81
Tiffany & Co 1,509 201
Ulta Beauty Inc 1,399 360
Walgreens Boots Alliance Inc 1,006 46
Yamada Denki Co Ltd 8,300 40
$ 8,103
Savings & Loans - (0.01)%
People's United Financial Inc 4,768 67
Semiconductors - (0.47)%
Advanced Micro Devices Inc 9,545 434
Analog Devices Inc 3,312 361
Broadcom Inc 1,070 292
IPG Photonics Corp 97 12
KLA Corp 5,577 857
Marvell Technology Group Ltd 27,900 594
Maxim Integrated Products Inc 5,724 318
Microchip Technology Inc 4,338 393
Micron Technology Inc 8,816 463
QUALCOMM Inc 849 66
SUMCO Corp 5,900 89
Xilinx Inc 3,896 325
$ 4,204
Shipbuilding - (0.01)%
Wartsila OYJ Abp 4,530 47
Software - (0.61)%
Activision Blizzard Inc 6,201 360
Akamai Technologies Inc 526 46
Autodesk Inc 978 187
Broadridge Financial Solutions Inc 3,471 362
Cadence Design Systems Inc 2,833 187
Electronic Arts Inc 3,333 338
Fidelity National Information Services Inc 1,150 161
Fiserv Inc 2,939 321
Intuit Inc 856 228
Jack Henry & Associates Inc 547 83
Konami Holdings Corp 5,900 213
MongoDB Inc 2,300 351
Nexon Co Ltd 4,600 73
Paycom Software Inc 681 192
salesforce.com Inc 259 44
ServiceNow Inc 1,863 608
Splunk Inc 2,954 435
Synopsys Inc 1,197 165
Twilio Inc 8,741 985
Worldline SA/France 1,488 115
$ 5,454
Telecommunications - (0.19)%
Arista Networks Inc 1,061 205
CenturyLink Inc 30,989 374
Corning Inc 9,569 228
Juniper Networks Inc 3,335 71
Millicom International Cellular SA 1,946 90
Nokia OYJ 11,287 43
Orange SA 13,833 186
Tele2 AB 1,083 16
Verizon Communications Inc 8,930 484
$ 1,697
Toys, Games & Hobbies - (0.01)%
Hasbro Inc 1,119 86

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
159
Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Transportation - (0.44)%
CH Robinson Worldwide Inc 1,109 $ 76
FedEx Corp 7,703 1,087
Getlink SE 36,359 589
JB Hunt Transport Services Inc 2,700 260
Keihan Holdings Co Ltd 300 12
Kintetsu Group Holdings Co Ltd 9,800 423
Knight-Swift Transportation Holdings Inc 13,701 438
Mitsui OSK Lines Ltd 18,000 371
Norfolk Southern Corp 748 136
Odakyu Electric Railway Co Ltd 2,000 38
Old Dominion Freight Line Inc 861 167
Union Pacific Corp 1,300 208
United Parcel Service Inc 120 11
Yamato Holdings Co Ltd 8,800 139
$ 3,955
Water - (0.03)%
American Water Works Co Inc 1,462 181
Suez 4,175 66
$ 247
TOTAL COMMON STOCKS (proceeds $140,316) $ 131,280
BONDS - (1.66)%
Principal
Amount (000's) Value (000's)
Electric - (0.55)%
Comision Federal de Electricidad
6.13%, 06/16/2045 $ 4,000 $ 4,943
Sovereign - (1.11)%
Argentine Republic Government International
Bond
7.50%, 04/22/2026 6,381 2,760
Colombia Government International Bond
5.00%, 06/15/2045 546 660
Mexico Government International Bond
3.75%, 01/11/2028 2,552 2,731
Republic of South Africa Government
International Bond
4.85%, 09/27/2027 3,071 3,201
Turkey Government International Bond
11.88%, 01/15/2030 497 684
$ 10,036
TOTAL BONDS (proceeds $14,994) $ 14,979
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - (30.27)%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - (1.89)%
3.00%, 04/01/2050 $ 16,550 $ 17,026
U.S. Treasury - (28.04)%
1.13%, 02/28/2025 10,493 10,601
1.38%, 01/31/2025 23,412 23,926
1.50%, 09/15/2022 22,274 22,621
1.50%, 01/15/2023 29,516 30,033
1.50%, 10/31/2024 19,909 20,437
1.50%, 01/31/2027 37,245 38,387
1.75%, 12/31/2024 48,332 50,224
1.75%, 12/31/2026 18,689 19,568
2.38%, 05/15/2027 28,413 31,037
2.38%, 11/15/2049 4,742 5,529
$ 252,363
U.S. Treasury Inflation-Indexed Obligations - (0.34)%
0.25%, 07/15/2029 2,908 3,071
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (proceeds $263,320) $ 272,460
TOTAL SHORT SALES (proceeds $418,912) $ 418,978

Schedule of Investments
International Equity Index Fund
February 29, 2020 (unaudited)
See accompanying notes.
160
INVESTMENT COMPANIES - 3.49% Shares Held Value (000's)
Exchange-Traded Funds - 1.60%
iShares MSCI EAFE ETF 270,600 $ 16,842
Money Market Funds - 1.89%
BlackRock Liquidity FedFund 1.48%
(a),(b)
6,932,655 6,932
Principal Government Money Market Fund
1.43%
(a),(b),(c)
12,909,831 12,910
$ 19,842
TOTAL INVESTMENT COMPANIES $ 36,684
COMMON STOCKS - 97.20% Shares Held Value (000's)
Advertising - 0.23%
Dentsu Group Inc 16,700 432
Hakuhodo DY Holdings Inc 18,000 208
JCDecaux SA 6,558 152
Publicis Groupe SA 16,669 648
WPP PLC 97,235 934
$ 2,374
Aerospace & Defense - 1.47%
Airbus SE 45,008 5,432
BAE Systems PLC 247,164 1,955
Dassault Aviation SA 193 202
Elbit Systems Ltd 1,872 278
IHI Corp 11,400 237
Kawasaki Heavy Industries Ltd 11,000 197
Leonardo SpA 31,184 320
Meggitt PLC 59,866 422
MTU Aero Engines AG 4,023 995
Rolls-Royce Holdings PLC
(d)
134,027 1,079
Safran SA 25,240 3,494
Thales SA 8,212 829
$ 15,440
Agriculture - 1.05%
British American Tobacco PLC 176,902 6,994
Imperial Brands PLC 73,001 1,475
Japan Tobacco Inc 92,500 1,829
Swedish Match AB 13,096 768
$ 11,066
Airlines - 0.13%
ANA Holdings Inc
(e)
9,000 242
Deutsche Lufthansa AG 18,439 244
easyJet PLC 12,242 177
Japan Airlines Co Ltd 8,800 216
Qantas Airways Ltd 56,286 206
Singapore Airlines Ltd 41,500 240
$ 1,325
Apparel - 1.82%
Adidas AG 13,909 3,916
Burberry Group PLC 31,511 679
Hermes International 2,441 1,722
Kering SA 5,842 3,294
LVMH Moet Hennessy Louis Vuitton SE 21,437 8,946
Puma SE 6,393 496
Yue Yuen Industrial Holdings Ltd 55,500 135
$ 19,188
Automobile Manufacturers - 2.81%
Bayerische Motoren Werke AG 25,513 1,683
Daimler AG 70,130 2,951
Ferrari NV 9,299 1,465
Fiat Chrysler Automobiles NV 84,621 1,066
Hino Motors Ltd 22,100 181
Honda Motor Co Ltd 125,600 3,222
Isuzu Motors Ltd 42,400 397
Mazda Motor Corp 43,700 299
Mitsubishi Motors Corp 51,700 170
Nissan Motor Co Ltd 178,800 766
Peugeot SA 45,319 878
Renault SA 14,812 440
Subaru Corp 47,400 1,147
Suzuki Motor Corp 28,400 1,143
Toyota Motor Corp 176,100 11,564
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Manufacturers (continued)
Volkswagen AG 2,503 $ 425
Volvo AB - B Shares 114,598 1,799
$ 29,596
Automobile Parts & Equipment - 0.91%
Aisin Seiki Co Ltd 12,500 402
Bridgestone Corp 44,000 1,458
Cie Generale des Etablissements Michelin SCA 13,183 1,413
Continental AG 8,478 970
Denso Corp 33,400 1,285
Faurecia SE 5,851 268
JTEKT Corp 15,900 153
Koito Manufacturing Co Ltd 8,000 313
NGK Insulators Ltd 20,200 317
NGK Spark Plug Co Ltd 12,000 195
Nokian Renkaat OYJ 9,633 252
Pirelli & C SpA
(f)
30,822 147
Stanley Electric Co Ltd 10,100 243
Sumitomo Electric Industries Ltd 58,100 686
Sumitomo Rubber Industries Ltd 13,100 136
Toyoda Gosei Co Ltd 5,000 106
Toyota Industries Corp 11,300 589
Valeo SA 18,572 472
Yokohama Rubber Co Ltd/The 9,100 148
$ 9,553
Banks - 10.20%
ABN AMRO Bank NV
(f)
32,594 447
AEON Financial Service Co Ltd 8,500 123
AIB Group PLC
(e)
62,747 146
Aozora Bank Ltd 9,200 228
Australia & New Zealand Banking Group Ltd 218,604 3,525
Banco Bilbao Vizcaya Argentaria SA 514,232 2,463
Banco de Sabadell SA 433,957 381
Banco Espirito Santo SA
(d),(g),(h)
131,709 —
Banco Santander SA 1,281,601 4,737
Bank Hapoalim BM 87,447 680
Bank Leumi Le-Israel BM 114,001 737
Bank of East Asia Ltd/The 100,800 215
Bank of Ireland Group PLC 74,586 279
Bank of Kyoto Ltd/The 4,100 136
Bankia SA 94,608 150
Bankinter SA 51,946 307
Barclays PLC
(e)
1,331,991 2,553
Bendigo & Adelaide Bank Ltd 40,148 242
BNP Paribas SA 86,746 4,211
BOC Hong Kong Holdings Ltd 285,000 997
CaixaBank SA 276,540 711
Chiba Bank Ltd/The 42,000 204
Commerzbank AG 77,199 446
Commonwealth Bank of Australia 136,522 7,329
Concordia Financial Group Ltd 81,600 275
Credit Agricole SA 88,910 1,069
Credit Suisse Group AG
(d)
197,120 2,215
Danske Bank A/S 49,826 772
DBS Group Holdings Ltd 138,300 2,418
Deutsche Bank AG 151,292 1,328
DNB ASA 73,061 1,224
Erste Group Bank AG 23,183 794
FinecoBank Banca Fineco SpA 46,919 492
Fukuoka Financial Group Inc 13,200 198
Hang Seng Bank Ltd 59,000 1,244
HSBC Holdings PLC
(e)
1,566,521 10,581
ING Groep NV 300,506 2,878
Intesa Sanpaolo SpA 1,147,809 2,790
Israel Discount Bank Ltd 89,693 374
Japan Post Bank Co Ltd 31,100 275
KBC Group NV 19,241 1,282
Lloyds Banking Group PLC 5,402,617 3,507
Macquarie Group Ltd 25,963 2,309
Mediobanca Banca di Credito Finanziario SpA 47,855 435

Schedule of Investments
International Equity Index Fund
February 29, 2020 (unaudited)
See accompanying notes.
161
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Mitsubishi UFJ Financial Group Inc 948,600 $ 4,635
Mizrahi Tefahot Bank Ltd 10,839 278
Mizuho Financial Group Inc 1,860,300 2,517
National Australia Bank Ltd 222,348 3,659
Natixis SA 72,888 298
Nordea Bank Abp 249,868 1,972
Oversea-Chinese Banking Corp Ltd 254,900 1,962
Raiffeisen Bank International AG 11,406 236
Resona Holdings Inc 161,100 600
Royal Bank of Scotland Group PLC 372,676 862
Seven Bank Ltd 45,400 119
Shinsei Bank Ltd 14,900 195
Shizuoka Bank Ltd/The 35,000 217
Skandinaviska Enskilda Banken AB 125,408 1,202
Societe Generale SA 62,522 1,772
Standard Chartered PLC 209,522 1,516
Sumitomo Mitsui Financial Group Inc 100,700 3,195
Sumitomo Mitsui Trust Holdings Inc 24,744 840
Svenska Handelsbanken AB 119,949 1,213
Swedbank AB 69,781 1,060
UBS Group AG
(d)
297,613 3,278
UniCredit SpA 155,015 1,993
United Overseas Bank Ltd 97,100 1,733
Westpac Banking Corp 275,237 4,215
$ 107,274
Beverages - 2.13%
Anheuser-Busch InBev SA/NV 58,762 3,395
Asahi Group Holdings Ltd 27,900 1,068
Budweiser Brewing Co APAC Ltd
(d),(f)
101,900 311
Carlsberg A/S 8,244 1,090
Coca-Cola Amatil Ltd 39,051 294
Coca-Cola Bottlers Japan Holdings Inc 9,500 219
Coca-Cola European Partners PLC 17,604 897
Coca-Cola HBC AG
(d)
15,385 491
Davide Campari-Milano SpA 44,753 374
Diageo PLC 180,991 6,458
Heineken Holding NV 8,879 788
Heineken NV 19,989 1,992
Kirin Holdings Co Ltd 63,400 1,205
Pernod Ricard SA 16,375 2,670
Remy Cointreau SA 1,740 177
Suntory Beverage & Food Ltd 10,700 409
Treasury Wine Estates Ltd 55,458 405
Vitasoy International Holdings Ltd 56,000 203
$ 22,446
Biotechnology - 0.85%
BeiGene Ltd ADR
(d)
2,989 473
CSL Ltd 35,002 7,150
Genmab A/S
(d)
5,018 1,135
H Lundbeck A/S 5,371 187
$ 8,945
Building Materials - 1.43%
AGC Inc/Japan 14,100 403
Boral Ltd 90,333 270
Cie de Saint-Gobain 37,905 1,338
CRH PLC 60,950 2,056
Daikin Industries Ltd 19,200 2,587
Fletcher Building Ltd 64,147 209
Geberit AG 2,855 1,425
HeidelbergCement AG 11,467 687
James Hardie Industries PLC 34,141 638
Kingspan Group PLC 11,843 753
LafargeHolcim Ltd
(d)
38,000 1,769
LIXIL Group Corp 20,500 305
Rinnai Corp 2,600 177
Sika AG 9,833 1,760
Taiheiyo Cement Corp 9,300 229
TOTO Ltd 10,900 409
$ 15,015
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals - 3.06%
Air Liquide SA 36,479 $ 4,969
Air Water Inc 14,000 186
Akzo Nobel NV 15,601 1,248
Arkema SA 5,317 503
Asahi Kasei Corp 96,900 794
BASF SE 70,833 4,192
Brenntag AG 11,906 540
Chr Hansen Holding A/S 8,129 586
Clariant AG
(d)
15,346 325
Covestro AG
(f)
13,397 519
Croda International PLC 9,939 587
Daicel Corp 19,100 164
EMS- Chemie Holding AG 632 371
Evonik Industries AG 16,171 405
Givaudan SA 713 2,221
Hitachi Chemical Co Ltd 8,000 339
Incitec Pivot Ltd 123,732 223
Israel Chemicals Ltd 54,260 197
Johnson Matthey PLC 14,913 489
Kansai Paint Co Ltd 13,600 295
Koninklijke DSM NV 13,981 1,577
Kuraray Co Ltd 24,600 256
LANXESS AG 6,402 341
Mitsubishi Chemical Holdings Corp 98,600 659
Mitsubishi Gas Chemical Co Inc 12,300 184
Mitsui Chemicals Inc 14,100 304
Nippon Paint Holdings Co Ltd 11,300 511
Nissan Chemical Corp 9,600 403
Nitto Denko Corp 12,200 607
Novozymes A/S 16,453 843
Shin-Etsu Chemical Co Ltd 27,500 3,043
Showa Denko KK 10,400 223
Solvay SA 5,712 521
Sumitomo Chemical Co Ltd 114,700 418
Symrise AG 9,915 972
Taiyo Nippon Sanso Corp 10,000 178
Toray Industries Inc 106,800 614
Tosoh Corp 20,000 271
Umicore SA 15,190 640
Yara International ASA 13,644 501
$ 32,219
Commercial Services - 2.70%
Adecco Group AG 11,957 640
Adyen NV
(d),(f)
807 710
Amadeus IT Group SA 33,259 2,358
Ashtead Group PLC 35,131 1,101
Atlantia SpA 38,179 826
Benesse Holdings Inc 5,600 144
Brambles Ltd 119,933 944
Bureau Veritas SA 22,634 557
Dai Nippon Printing Co Ltd 18,700 451
Edenred 18,739 981
Experian PLC 70,063 2,332
G4S PLC 119,558 265
GMO Payment Gateway Inc 3,200 199
Intertek Group PLC 12,436 849
ISS A/S 12,162 216
Park24 Co Ltd 8,900 175
Persol Holdings Co Ltd 13,600 183
Randstad NV 9,181 473
Recruit Holdings Co Ltd 104,600 3,658
RELX PLC 149,515 3,617
Rentokil Initial PLC 142,500 892
Secom Co Ltd 16,300 1,293
Securitas AB 24,127 328
SGS SA 466 1,164
Sohgo Security Services Co Ltd 5,500 257
Toppan Printing Co Ltd 21,500 376
Transurban Group 210,776 2,055

Schedule of Investments
International Equity Index Fund
February 29, 2020 (unaudited)
See accompanying notes.
162
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Wirecard AG
(e)
9,047 $ 1,165
Worley Ltd 25,994 218
$ 28,427
Computers - 0.95%
Atos SE 7,573 570
Capgemini SE 12,247 1,357
Check Point Software Technologies Ltd
(d)
9,385 974
Computershare Ltd 37,543 380
CyberArk Software Ltd
(d)
2,920 306
Fujitsu Ltd 15,200 1,585
Ingenico Group SA 4,664 665
Itochu Techno-Solutions Corp 7,400 207
NEC Corp 19,000 713
Nomura Research Institute Ltd 26,143 574
NTT Data Corp 48,600 580
Obic Co Ltd 5,000 617
Otsuka Corp 8,000 346
Teleperformance 4,528 1,105
$ 9,979
Consumer Products - 0.45%
Henkel AG & Co KGaA 8,009 684
Reckitt Benckiser Group PLC 54,709 4,043
$ 4,727
Cosmetics & Personal Care - 2.34%
Beiersdorf AG 7,769 820
Essity AB 46,733 1,409
Kao Corp 37,200 2,707
Kose Corp 2,600 310
Lion Corp 17,300 288
L'Oreal SA 19,369 5,206
Pigeon Corp 8,900 301
Pola Orbis Holdings Inc 7,000 133
Shiseido Co Ltd 30,800 1,839
Unicharm Corp 31,100 1,008
Unilever NV 113,173 5,975
Unilever PLC 85,543 4,599
$ 24,595
Distribution & Wholesale - 1.14%
Bunzl PLC 25,947 623
Ferguson PLC 17,471 1,522
ITOCHU Corp 103,800 2,352
Jardine Cycle & Carriage Ltd 7,600 149
Marubeni Corp 120,400 798
Mitsubishi Corp 104,200 2,594
Mitsui & Co Ltd 127,600 2,108
Sumitomo Corp 91,600 1,315
Toyota Tsusho Corp 16,400 493
$ 11,954
Diversified Financial Services - 1.70%
Acom Co Ltd 30,600 126
AerCap Holdings NV
(d)
9,353 487
Amundi SA
(f)
4,663 335
ASX Ltd 14,918 729
Credit Saison Co Ltd 12,100 175
Daiwa Securities Group Inc 117,900 499
Deutsche Boerse AG 14,642 2,304
Hargreaves Lansdown PLC 25,575 513
Hong Kong Exchanges & Clearing Ltd 92,300 3,088
Japan Exchange Group Inc 39,200 656
Julius Baer Group Ltd 17,246 726
London Stock Exchange Group PLC 24,274 2,384
Magellan Financial Group Ltd 9,824 364
Mebuki Financial Group Inc 68,100 131
Mitsubishi UFJ Lease & Finance Co Ltd 31,000 177
Nomura Holdings Inc 255,700 1,129
ORIX Corp 102,100 1,655
SBI Holdings Inc/Japan 18,190 367
Schroders PLC 9,579 356
Singapore Exchange Ltd 61,900 382
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
St James's Place PLC 41,197 $ 546
Standard Life Aberdeen PLC 181,116 649
Tokyo Century Corp 3,300 136
$ 17,914
Electric - 3.01%
AGL Energy Ltd 49,744 623
AusNet Services 142,156 158
Chubu Electric Power Co Inc 49,600 646
Chugoku Electric Power Co Inc/The 21,400 284
CLP Holdings Ltd 126,500 1,337
E.ON SE 173,145 2,011
EDP - Energias de Portugal SA 197,228 921
Electric Power Development Co Ltd 11,300 242
Electricite de France SA 47,017 660
Endesa SA 24,474 630
Enel SpA 627,249 5,265
Engie SA 140,857 2,352
Fortum Oyj 34,224 731
HK Electric Investments & HK Electric
Investments Ltd
204,000 205
Iberdrola SA 474,747 5,435
Kansai Electric Power Co Inc/The 54,200 584
Kyushu Electric Power Co Inc 29,300 212
Mercury NZ Ltd 52,484 158
Meridian Energy Ltd 98,745 286
Origin Energy Ltd 135,710 627
Orsted A/S
(f)
14,578 1,505
Power Assets Holdings Ltd 106,500 764
Red Electrica Corp SA 33,354 637
RWE AG 45,000 1,562
Sembcorp Industries Ltd 75,800 101
SSE PLC 79,799 1,569
Terna Rete Elettrica Nazionale SpA 108,415 717
Tohoku Electric Power Co Inc 32,900 289
Tokyo Electric Power Co Holdings Inc
(d)
117,600 446
Uniper SE 15,510 461
Verbund AG 5,247 250
$ 31,668
Electrical Components & Equipment - 0.66%
Brother Industries Ltd 17,200 305
Casio Computer Co Ltd 14,900 254
Legrand SA 20,559 1,578
Prysmian SpA 18,595 444
Schneider Electric SE 42,638 4,332
$ 6,913
Electronics - 1.69%
ABB Ltd 142,127 3,080
Alps Alpine Co Ltd 16,100 245
Assa Abloy AB 77,233 1,737
Halma PLC 29,255 735
Hirose Electric Co Ltd 2,499 265
Hitachi High-Tech Corp 5,300 394
Hoya Corp 29,300 2,598
Kyocera Corp 24,700 1,545
MINEBEA MITSUMI Inc 28,000 490
Murata Manufacturing Co Ltd 44,200 2,316
Nidec Corp 17,400 2,049
Omron Corp 14,500 776
TDK Corp 10,100 963
Venture Corp Ltd 21,200 255
Yokogawa Electric Corp 17,600 286
$ 17,734
Energy - Alternate Sources - 0.16%
Siemens Gamesa Renewable Energy SA 18,369 298
Vestas Wind Systems A/S 14,562 1,405
$ 1,703

Schedule of Investments
International Equity Index Fund
February 29, 2020 (unaudited)
See accompanying notes.
163
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction - 1.45%
ACS Actividades de Construccion y Servicios SA 19,404 $ 579
ACS Actividades de Construccion y Servicios
SA - Rights
(d)
20,174 9
Aena SME SA
(f)
5,203 838
Aeroports de Paris 2,289 340
Auckland International Airport Ltd 74,963 370
Bouygues SA 17,269 683
Cellnex Telecom SA
(f)
19,301 941
CIMIC Group Ltd 7,496 118
CK Infrastructure Holdings Ltd 51,000 351
Eiffage SA 6,043 646
Ferrovial SA 37,644 1,081
Fraport AG Frankfurt Airport Services Worldwide 3,206 205
HOCHTIEF AG 1,906 190
Japan Airport Terminal Co Ltd 3,900 152
JGC Holdings Corp 16,900 204
Kajima Corp 34,600 371
Keppel Corp Ltd 112,100 517
Lendlease Group 43,469 506
NWS Holdings Ltd 120,500 149
Obayashi Corp 50,000 504
SATS Ltd 52,000 152
Shimizu Corp 45,500 414
Singapore Technologies Engineering Ltd 120,200 364
Skanska AB 26,209 577
Sydney Airport 85,275 436
Taisei Corp 15,600 529
Vinci SA 39,674 4,009
$ 15,235
Entertainment - 0.48%
Aristocrat Leisure Ltd 44,282 971
Flutter Entertainment PLC 6,027 641
Genting Singapore Ltd 465,600 274
GVC Holdings PLC 44,837 461
Oriental Land Co Ltd/Japan 15,500 1,765
Sankyo Co Ltd 3,400 112
Sega Sammy Holdings Inc 13,300 176
Tabcorp Holdings Ltd 156,191 389
Toho Co Ltd/Tokyo 8,700 269
$ 5,058
Environmental Control - 0.02%
Kurita Water Industries Ltd 7,600 196
Food - 4.92%
a2 Milk Co Ltd
(d)
56,751 585
Ajinomoto Co Inc 33,900 569
Associated British Foods PLC 27,452 802
Barry Callebaut AG 233 481
Calbee Inc 6,100 155
Carrefour SA 46,651 806
Casino Guichard Perrachon SA
(e)
4,177 164
Chocoladefabriken Lindt & Spruengli AG - PC 83 650
Chocoladefabriken Lindt & Spruengli AG - REG 8 696
Coles Group Ltd 87,368 819
Colruyt SA 4,256 197
Dairy Farm International Holdings Ltd 26,058 126
Danone SA 47,621 3,361
ICA Gruppen AB 6,975 262
J Sainsbury PLC 136,360 345
Jardine Strategic Holdings Ltd 17,077 495
Jeronimo Martins SGPS SA
(e)
19,396 343
Just Eat Takeaway
(d),(e),(f)
8,873 778
Kerry Group PLC 12,250 1,556
Kikkoman Corp 11,200 515
Koninklijke Ahold Delhaize NV 84,890 1,983
MEIJI Holdings Co Ltd 8,800 521
METRO AG 13,874 162
Mowi ASA 33,868 718
Nestle SA 229,510 23,618
NH Foods Ltd 6,300 237
COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Nisshin Seifun Group Inc 15,195 $ 256
Nissin Foods Holdings Co Ltd 4,900 386
Ocado Group PLC
(d)
35,009 485
Orkla ASA 57,873 492
Seven & i Holdings Co Ltd 58,100 1,977
Tesco PLC 755,281 2,250
Toyo Suisan Kaisha Ltd 6,800 270
WH Group Ltd
(f)
737,500 774
Wilmar International Ltd 148,000 427
Wm Morrison Supermarkets PLC
(e)
184,937 414
Woolworths Group Ltd 97,265 2,488
Yakult Honsha Co Ltd 9,200 420
Yamazaki Baking Co Ltd 9,300 157
$ 51,740
Food Service - 0.32%
Compass Group PLC 122,344 2,696
Sodexo SA 6,819 659
$ 3,355
Forest Products & Paper - 0.33%
Mondi PLC 37,414 760
Oji Holdings Corp 66,300 314
Smurfit Kappa Group PLC 17,403 586
Stora Enso Oyj 44,825 531
UPM- Kymmene Oyj 41,128 1,266
$ 3,457
Gas - 0.79%
Centrica PLC 448,323 415
Enagas SA 19,194 498
Hong Kong & China Gas Co Ltd 782,020 1,518
National Grid PLC 268,434 3,384
Naturgy Energy Group SA 22,749 530
Osaka Gas Co Ltd 28,900 463
Snam SpA 156,954 778
Toho Gas Co Ltd 5,800 197
Tokyo Gas Co Ltd 29,000 582
$ 8,365
Hand & Machine Tools - 0.33%
Amada Holdings Co Ltd 25,400 237
Disco Corp 2,100 426
Fuji Electric Co Ltd 9,700 266
Makita Corp 17,300 586
Schindler Holding AG - PC 3,140 704
Schindler Holding AG - REG 1,551 335
Techtronic Industries Co Ltd 105,500 875
$ 3,429
Healthcare - Products - 1.97%
Alcon Inc
(d)
32,034 1,959
Asahi Intecc Co Ltd 15,000 362
Carl Zeiss Meditec AG 3,102 330
Cochlear Ltd 4,453 610
Coloplast A/S 9,155 1,229
Demant A/S
(d)
8,506 260
EssilorLuxottica SA 21,880 2,999
Fisher & Paykel Healthcare Corp Ltd 44,297 717
Koninklijke Philips NV 69,815 2,990
Olympus Corp 89,800 1,626
QIAGEN NV
(d)
17,490 647
Sartorius Stedim Biotech 2,132 408
Shimadzu Corp 17,100 414
Siemens Healthineers AG
(f)
11,559 473
Smith & Nephew PLC 67,477 1,514
Sonova Holding AG 4,223 1,009
Straumann Holding AG 797 749
Sysmex Corp 12,900 825
Terumo Corp 49,700 1,596
$ 20,717

Schedule of Investments
International Equity Index Fund
February 29, 2020 (unaudited)
See accompanying notes.
164
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 0.73%
BioMerieux 3,194 $ 296
Eurofins Scientific SE
(e)
891 451
Fresenius Medical Care AG & Co KGaA 16,433 1,268
Fresenius SE & Co KGaA 32,228 1,528
Lonza Group AG 5,739 2,290
NMC Health PLC
(h)
7,238 87
PeptiDream Inc
(d)
7,200 286
Ramsay Health Care Ltd 12,457 557
Ryman Healthcare Ltd 30,823 295
Sonic Healthcare Ltd 34,798 661
$ 7,719
Holding Companies - Diversified - 0.31%
CK Hutchison Holdings Ltd 207,632 1,835
Jardine Matheson Holdings Ltd 16,997 930
Swire Pacific Ltd 38,000 346
Washington H Soul Pattinson & Co Ltd 9,223 119
$ 3,230
Home Builders - 0.54%
Barratt Developments PLC 78,448 774
Berkeley Group Holdings PLC 9,222 569
Daiwa House Industry Co Ltd 43,600 1,203
Iida Group Holdings Co Ltd 11,420 154
Persimmon PLC 24,577 909
Sekisui Chemical Co Ltd 28,000 419
Sekisui House Ltd 47,900 940
Taylor Wimpey PLC 252,704 667
$ 5,635
Home Furnishings - 0.83%
Electrolux AB 17,380 354
Hoshizaki Corp 4,200 356
Panasonic Corp 170,100 1,613
SEB SA 1,744 231
Sharp Corp/Japan 16,400 190
Sony Corp 98,000 6,042
$ 8,786
Insurance - 5.47%
Admiral Group PLC 14,722 404
Aegon NV 137,996 470
Ageas 13,758 640
AIA Group Ltd 932,200 9,343
Allianz SE 32,173 7,009
AMP Ltd
(d)
265,033 293
Assicurazioni Generali SpA 84,743 1,530
Aviva PLC 302,096 1,384
AXA SA 149,063 3,465
Baloise Holding AG 3,762 608
Challenger Ltd 42,413 255
CNP Assurances 13,227 208
Dai-ichi Life Holdings Inc 83,100 1,127
Direct Line Insurance Group PLC 105,950 422
Gjensidige Forsikring ASA 15,411 313
Hannover Rueck SE 4,648 842
Insurance Australia Group Ltd 178,077 749
Japan Post Holdings Co Ltd 121,300 1,054
Japan Post Insurance Co Ltd 17,300 264
Legal & General Group PLC 460,030 1,559
M&G PLC
(d)
200,506 524
Mapfre SA 83,053 187
Medibank Pvt Ltd 212,209 396
MS&AD Insurance Group Holdings Inc 36,500 1,177
Muenchener Rueckversicherungs -Gesellschaft
AG in Muenchen
11,129 2,884
NN Group NV 23,845 815
Prudential PLC 200,517 3,333
QBE Insurance Group Ltd 101,024 898
RSA Insurance Group PLC 79,467 532
Sampo Oyj 34,161 1,396
SCOR SE 12,218 442
Sompo Holdings Inc 25,850 955
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Sony Financial Holdings Inc 11,800 $ 235
Suncorp Group Ltd 97,154 726
Swiss Life Holding AG 2,590 1,189
Swiss Re AG 22,724 2,162
T&D Holdings Inc 41,600 404
Tokio Marine Holdings Inc 49,200 2,629
Tryg A/S 9,313 261
Zurich Insurance Group AG 11,537 4,467
$ 57,551
Internet - 0.85%
Auto Trader Group PLC
(f)
71,189 479
CyberAgent Inc 7,700 292
Delivery Hero SE
(d),(f)
8,724 667
Iliad SA
(e)
1,139 160
Kakaku.com Inc 10,500 224
LINE Corp
(d)
4,600 229
M3 Inc 34,000 878
Mercari Inc
(d),(e)
5,900 134
MonotaRO Co Ltd 9,600 214
Prosus NV
(d)
37,588 2,628
Rakuten Inc 66,200 558
SEEK Ltd 25,767 353
Trend Micro Inc/Japan 9,700 481
United Internet AG 7,906 239
Wix.com Ltd
(d)
3,747 502
Z Holdings Corp 204,300 742
ZOZO Inc 8,400 118
$ 8,898
Investment Companies - 0.53%
Eurazeo SE 3,033 204
EXOR NV 8,357 597
Groupe Bruxelles Lambert SA 6,219 565
Industrivarden AB 12,870 291
Investor AB 35,126 1,760
Kinnevik AB 18,642 380
L E Lundbergforetagen AB 5,857 243
Melrose Industries PLC 374,353 1,035
Pargesa Holding SA 2,975 219
Wendel SA 2,087 258
$ 5,552
Iron & Steel - 0.35%
ArcelorMittal SA 51,182 729
BlueScope Steel Ltd 39,120 306
Evraz PLC 39,157 167
Fortescue Metals Group Ltd 107,204 716
Hitachi Metals Ltd 16,500 238
JFE Holdings Inc 37,800 346
Nippon Steel Corp 62,277 697
thyssenkrupp AG
(d)
31,180 306
voestalpine AG 8,943 195
$ 3,700
Leisure Products & Services - 0.23%
Carnival PLC 12,105 383
Flight Centre Travel Group Ltd
(e)
4,285 92
Shimano Inc 5,800 806
TUI AG 33,975 268
Yamaha Corp 11,100 543
Yamaha Motor Co Ltd 21,500 339
$ 2,431
Lodging - 0.47%
Accor SA 13,526 492
City Developments Ltd 35,100 251
Crown Resorts Ltd 28,698 192
Galaxy Entertainment Group Ltd 167,000 1,137
InterContinental Hotels Group PLC 13,325 738
Melco Resorts & Entertainment Ltd ADR 16,848 292
Sands China Ltd 186,800 895
SJM Holdings Ltd 153,000 177
Whitbread PLC 10,300 520

Schedule of Investments
International Equity Index Fund
February 29, 2020 (unaudited)
See accompanying notes.
165
COMMON STOCKS (continued) Shares Held Value (000’s)
Lodging (continued)
Wynn Macau Ltd 119,600 $ 248
$ 4,942
Machinery - Construction & Mining - 0.89%
Epiroc AB - A Shares 50,780 586
Epiroc AB - B Shares 30,048 337
Hitachi Construction Machinery Co Ltd 8,200 200
Hitachi Ltd 74,500 2,488
Komatsu Ltd 71,200 1,423
Mitsubishi Electric Corp 140,700 1,769
Mitsubishi Heavy Industries Ltd 24,700 780
Sandvik AB 86,990 1,450
Weir Group PLC/The 20,004 338
$ 9,371
Machinery - Diversified - 1.85%
ANDRITZ AG 5,610 199
Atlas Copco AB - A Shares 51,787 1,846
Atlas Copco AB - B Shares 30,069 932
CNH Industrial NV 78,066 727
Daifuku Co Ltd 7,800 459
FANUC Corp 15,000 2,463
GEA Group AG 11,821 316
Hexagon AB 20,287 1,093
Husqvarna AB 32,181 217
Keyence Corp 14,160 4,521
KION Group AG 5,005 271
Kone Oyj
(e)
26,191 1,484
Kubota Corp 80,100 1,123
Metso OYJ 8,110 264
Nabtesco Corp 8,700 231
SMC Corp/Japan 4,400 1,754
Spirax-Sarco Engineering PLC 5,674 622
Sumitomo Heavy Industries Ltd 8,500 183
THK Co Ltd 9,200 208
Yaskawa Electric Corp 18,500 576
$ 19,489
Media - 0.53%
Bollore SA 67,904 235
Informa PLC 96,457 854
ITV PLC 279,160 424
Pearson PLC 60,257 437
Schibsted ASA - B Shares 7,553 183
Singapore Press Holdings Ltd 123,600 170
Telenet Group Holding NV 3,567 137
Vivendi SA 63,905 1,633
Wolters Kluwer NV 21,056 1,540
$ 5,613
Metal Fabrication & Hardware - 0.15%
Maruichi Steel Tube Ltd 4,300 104
MISUMI Group Inc 21,800 459
NSK Ltd 27,600 209
SKF AB 29,307 518
Tenaris SA 36,387 332
$ 1,622
Mining - 2.00%
Alumina Ltd 188,621 241
Anglo American PLC 79,419 1,868
Antofagasta PLC 30,386 300
BHP Group Ltd 227,185 4,938
BHP Group PLC 162,884 2,977
Boliden AB 21,076 443
Glencore PLC
(d)
823,283 2,078
Mitsubishi Materials Corp 8,600 195
Newcrest Mining Ltd 59,293 973
Norsk Hydro ASA 103,627 302
Rio Tinto Ltd 28,605 1,644
Rio Tinto PLC 86,830 4,088
South32 Ltd 381,179 542
Sumitomo Metal Mining Co Ltd 17,900 441
$ 21,030
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers - 0.96%
Alfa Laval AB 24,241 $ 550
Alstom SA 14,691 725
JSR Corp 14,800 257
Knorr- Bremse AG 3,728 381
Nikon Corp 24,700 252
Orica Ltd 31,169 408
Siemens AG 58,997 6,069
Smiths Group PLC 30,524 608
Toshiba Corp 30,000 812
$ 10,062
Office & Business Equipment - 0.41%
Canon Inc 77,100 1,940
FUJIFILM Holdings Corp 27,800 1,350
Konica Minolta Inc 34,900 191
Ricoh Co Ltd 51,600 482
Seiko Epson Corp 21,500 302
$ 4,265
Oil & Gas - 4.04%
Aker BP ASA 8,325 204
BP PLC 1,563,216 8,122
Caltex Australia Ltd 19,241 414
DCC PLC 7,577 543
Eni SpA 196,189 2,444
Equinor ASA 77,178 1,189
Galp Energia SGPS SA 38,624 533
Idemitsu Kosan Co Ltd 15,081 377
Inpex Corp 78,800 694
JXTG Holdings Inc 236,730 959
Lundin Petroleum AB 14,320 409
Neste Oyj 32,600 1,303
Oil Search Ltd 105,740 387
OMV AG 11,348 475
Repsol SA 109,228 1,234
Royal Dutch Shell PLC - A Shares 322,396 6,959
Royal Dutch Shell PLC - B Shares 287,935 6,241
Santos Ltd 136,428 622
TOTAL SA 185,093 8,000
Woodside Petroleum Ltd 72,669 1,353
$ 42,462
Packaging & Containers - 0.02%
Toyo Seikan Group Holdings Ltd 11,000 175
Pharmaceuticals - 8.87%
Alfresa Holdings Corp 14,500 253
Astellas Pharma Inc 145,600 2,282
AstraZeneca PLC 101,174 8,879
Bayer AG 75,764 5,510
Chugai Pharmaceutical Co Ltd 17,400 1,872
Daiichi Sankyo Co Ltd 43,700 2,660
Eisai Co Ltd 19,400 1,425
Galapagos NV
(d)
3,490 734
GlaxoSmithKline PLC 384,748 7,764
Grifols SA 22,985 741
Hisamitsu Pharmaceutical Co Inc 4,000 177
Ipsen SA 2,907 190
Kobayashi Pharmaceutical Co Ltd 3,800 275
Kyowa Kirin Co Ltd 18,700 446
Medipal Holdings Corp 14,100 256
Merck KGaA 9,960 1,212
Nippon Shinyaku Co Ltd 3,500 262
Novartis AG 165,676 13,937
Novo Nordisk A/S 136,460 7,995
Ono Pharmaceutical Co Ltd 28,700 582
Orion Oyj 8,088 323
Otsuka Holdings Co Ltd 30,100 1,128
Recordati SpA 8,058 345
Roche Holding AG 54,181 17,421
Sanofi 86,968 8,111
Santen Pharmaceutical Co Ltd 27,700 444
Shionogi & Co Ltd 20,700 1,114

Schedule of Investments
International Equity Index Fund
February 29, 2020 (unaudited)
See accompanying notes.
166
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Sumitomo Dainippon Pharma Co Ltd 12,200 $ 174
Suzuken Co Ltd/Aichi Japan 5,500 182
Taisho Pharmaceutical Holdings Co Ltd 2,700 166
Takeda Pharmaceutical Co Ltd 115,400 3,985
Teva Pharmaceutical Industries Ltd ADR
(d)
84,227 971
UCB SA 9,742 902
Vifor Pharma AG 3,507 589
$ 93,307
Pipelines - 0.09%
APA Group 90,917 641
Koninklijke Vopak NV 5,418 258
$ 899
Private Equity - 0.21%
3i Group PLC 74,975 987
Partners Group Holding AG 1,440 1,250
$ 2,237
Real Estate - 1.71%
Aeon Mall Co Ltd 7,950 113
Aroundtown SA 93,961 816
Azrieli Group Ltd 3,271 238
CapitaLand Ltd 197,800 507
CK Asset Holdings Ltd 199,132 1,271
Daito Trust Construction Co Ltd 5,600 570
Deutsche Wohnen SE 27,716 1,131
Hang Lung Properties Ltd 156,000 346
Henderson Land Development Co Ltd 111,982 523
Hongkong Land Holdings Ltd 89,919 446
Hulic Co Ltd 23,300 259
Kerry Properties Ltd 50,500 145
Mitsubishi Estate Co Ltd 91,100 1,555
Mitsui Fudosan Co Ltd 68,100 1,563
New World Development Co Ltd 473,000 620
Nomura Real Estate Holdings Inc 9,600 207
REA Group Ltd 4,060 264
Sino Land Co Ltd 237,073 327
Sumitomo Realty & Development Co Ltd 25,600 798
Sun Hung Kai Properties Ltd 122,500 1,771
Swire Properties Ltd 90,000 271
Swiss Prime Site AG
(d)
5,854 706
Tokyu Fudosan Holdings Corp 47,100 298
UOL Group Ltd 35,700 191
Vonovia SE 39,728 2,150
Wharf Real Estate Investment Co Ltd 93,000 428
Wheelock & Co Ltd 62,000 476
$ 17,990
REITs - 1.62%
Ascendas Real Estate Investment Trust 222,450 492
British Land Co PLC/The 68,040 441
CapitaLand Commercial Trust 207,800 279
CapitaLand Mall Trust 198,900 326
Covivio 3,693 393
Daiwa House REIT Investment Corp 144 360
Dexus 84,516 673
Gecina SA 3,528 628
Goodman Group 126,797 1,245
GPT Group/The 150,094 567
ICADE 2,299 230
Japan Prime Realty Investment Corp 60 265
Japan Real Estate Investment Corp 102 697
Japan Retail Fund Investment Corp 202 383
Klepierre SA 15,256 458
Land Securities Group PLC 54,276 585
Link REIT 161,800 1,510
Mapletree Commercial Trust 165,700 251
Mirvac Group 303,125 603
Nippon Building Fund Inc 105 785
Nippon Prologis REIT Inc
(d)
154 417
Nomura Real Estate Master Fund Inc 315 500
Orix JREIT Inc 202 382
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Scentre Group 405,187 $ 918
Segro PLC 84,574 897
Stockland 183,726 568
Suntec Real Estate Investment Trust 150,800 185
Unibail - Rodamco -Westfield 10,660 1,279
United Urban Investment Corp 229 367
Vicinity Centres 247,042 350
$ 17,034
Retail - 1.98%
ABC-Mart Inc 2,700 155
Aeon Co Ltd 50,500 944
Cie Financiere Richemont SA 40,256 2,760
Dufry AG
(d)
3,118 229
FamilyMart Co Ltd 19,500 425
Fast Retailing Co Ltd 4,500 2,220
Harvey Norman Holdings Ltd 43,312 106
Hennes & Mauritz AB 61,903 1,123
Industria de Diseno Textil SA 84,124 2,625
Isetan Mitsukoshi Holdings Ltd 25,800 167
J Front Retailing Co Ltd 17,800 189
JD Sports Fashion PLC 33,745 323
Kingfisher PLC 162,594 399
Lawson Inc 3,800 203
Marks & Spencer Group PLC 150,259 310
Marui Group Co Ltd 14,600 285
McDonald's Holdings Co Japan Ltd 5,100 215
Moncler SpA 13,914 548
Next PLC 10,267 809
Nitori Holdings Co Ltd 6,100 848
Pan Pacific International Holdings Corp 34,100 564
Pandora A/S 7,706 347
Ryohin Keikaku Co Ltd 18,400 249
Shimamura Co Ltd
(e)
1,700 113
Sundrug Co Ltd 5,500 171
Swatch Group AG/The - BR 2,231 519
Swatch Group AG/The - REG 4,054 175
Tsuruha Holdings Inc 2,800 325
USS Co Ltd 16,900 268
Welcia Holdings Co Ltd 3,600 215
Wesfarmers Ltd 87,441 2,340
Yamada Denki Co Ltd 48,300 232
Zalando SE
(d),(f)
10,724 479
$ 20,880
Semiconductors - 1.91%
Advantest Corp 15,400 709
ASM Pacific Technology Ltd 23,500 284
ASML Holding NV 32,826 9,102
Hamamatsu Photonics KK 10,800 421
Infineon Technologies AG 96,466 2,059
NXP Semiconductors NV 21,556 2,451
Renesas Electronics Corp
(d)
59,200 360
Rohm Co Ltd 7,200 471
STMicroelectronics NV 52,623 1,452
SUMCO Corp 19,200 291
Tokyo Electron Ltd 12,100 2,528
$ 20,128
Shipbuilding - 0.05%
Wartsila OYJ Abp 34,196 358
Yangzijiang Shipbuilding Holdings Ltd 183,700 127
$ 485
Software - 1.50%
AVEVA Group PLC 4,977 283
Dassault Systemes SE 10,132 1,608
Konami Holdings Corp 7,100 256
Micro Focus International PLC 25,712 245
Nexon Co Ltd 38,100 602
Oracle Corp Japan 3,000 234
Sage Group PLC/The 83,873 743
SAP SE 75,793 9,462

Schedule of Investments
International Equity Index Fund
February 29, 2020 (unaudited)
See accompanying notes.
167
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Square Enix Holdings Co Ltd 7,000 $ 283
Temenos AG
(d)
5,045 721
Ubisoft Entertainment SA
(d)
6,972 523
WiseTech Global Ltd 11,032 111
Worldline SA/France
(d),(f)
9,846 760
$ 15,831
Telecommunications - 4.21%
Altice Europe NV
(d)
47,631 253
BT Group PLC 647,239 1,187
Deutsche Telekom AG 257,045 4,211
Elisa Oyj 10,961 631
Eutelsat Communications SA 13,452 182
Hikari Tsushin Inc 1,600 304
HKT Trust & HKT Ltd 291,980 440
KDDI Corp 136,200 3,848
Koninklijke KPN NV 275,273 668
Millicom International Cellular SA 7,455 344
Nice Ltd
(d)
4,789 783
Nippon Telegraph & Telephone Corp 99,200 2,314
Nokia OYJ 435,002 1,662
NTT DOCOMO Inc 102,800 2,783
Orange SA 153,858 2,071
PCCW Ltd 326,000 197
Proximus SADP 11,721 291
SES SA 28,069 322
Singapore Telecommunications Ltd 629,200 1,363
Softbank Corp 129,100 1,696
SoftBank Group Corp 120,800 5,612
Spark New Zealand Ltd 141,487 403
Swisscom AG 1,997 1,066
Tele2 AB 38,479 560
Telecom Italia SpA /Milano
(d)
702,883 391
Telecom Italia SpA /Milano - RSP 464,467 260
Telefonaktiebolaget LM Ericsson 236,945 1,901
Telefonica Deutschland Holding AG 68,761 181
Telefonica SA 360,378 2,145
Telenor ASA 55,573 900
Telia Co AB 210,836 835
Telstra Corp Ltd 320,753 723
TPG Telecom Ltd 28,597 142
Vodafone Group PLC 2,064,422 3,608
$ 44,277
Textiles - 0.02%
Teijin Ltd 13,700 225
Toys, Games & Hobbies - 0.35%
Bandai Namco Holdings Inc 15,400 771
Nintendo Co Ltd 8,600 2,883
$ 3,654
Transportation - 1.75%
AP Moller - Maersk A/S - A 291 276
AP Moller - Maersk A/S - B 505 510
Aurizon Holdings Ltd 151,416 482
Central Japan Railway Co 11,100 1,825
ComfortDelGro Corp Ltd 166,800 237
Deutsche Post AG 76,287 2,296
DSV PANALPINA A/S 16,312 1,655
East Japan Railway Co 23,400 1,787
Getlink SE 33,903 549
Hankyu Hanshin Holdings Inc 17,700 582
Kamigumi Co Ltd 8,200 158
Keihan Holdings Co Ltd 7,400 299
Keikyu Corp 17,000 257
Keio Corp 7,900 379
Keisei Electric Railway Co Ltd 10,000 318
Kintetsu Group Holdings Co Ltd 13,200 569
Kuehne + Nagel International AG 4,162 609
Kyushu Railway Co 12,300 372
Mitsui OSK Lines Ltd 8,800 181
MTR Corp Ltd 118,500 677
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
Nagoya Railroad Co Ltd 14,400 $ 376
Nippon Express Co Ltd 6,100 293
Nippon Yusen KK 11,800 168
Odakyu Electric Railway Co Ltd 22,700 436
Poste Italiane SpA
(f)
40,256 431
Seibu Holdings Inc 15,300 217
SG Holdings Co Ltd 11,100 219
Tobu Railway Co Ltd 14,700 438
Tokyu Corp 38,500 590
West Japan Railway Co 12,600 890
Yamato Holdings Co Ltd 23,700 374
$ 18,450
Water - 0.27%
Severn Trent PLC 18,328 582
Suez 26,333 418
United Utilities Group PLC 52,543 638
Veolia Environnement SA 41,560 1,197
$ 2,835
TOTAL COMMON STOCKS $ 1,022,372
PREFERRED STOCKS - 0.52% Shares Held Value (000's)
Automobile Manufacturers - 0.32%
Bayerische Motoren Werke AG 3.52% 4,385 $ 228
Porsche Automobil Holding SE 2.21% 11,800 735
Volkswagen AG 6.56% 14,302 2,374
$ 3,337
Chemicals - 0.02%
FUCHS PETROLUB SE 0.97% 5,355 205
Consumer Products - 0.12%
Henkel AG & Co KGaA 1.85% 13,730 1,279
Electronics - 0.06%
Sartorius AG 0.71% 2,741 641
TOTAL PREFERRED STOCKS $ 5,462
Total Investments $ 1,064,518
Other Assets and Liabilities -  (1.21)% (12,697)
TOTAL NET ASSETS - 100.00% $ 1,051,821
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $17,653 or 1.68% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $10,594 or 1.01% of net assets.
(g) The value of these investments was determined using significant unobservable inputs.
(h) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $87 or 0.01% of net assets.

Schedule of Investments
International Equity Index Fund
February 29, 2020 (unaudited)
See accompanying notes.
168
Portfolio Summary  (unaudited)
Location Percent
Japan 23.79%
United Kingdom 14.07%
France 10.81%
Switzerland 9.91%
Germany 8.33%
Australia 6.79%
Netherlands 4.59%
United States 3.53%
Hong Kong 3.46%
Spain 2.81%
Sweden 2.49%
Italy 2.10%
Denmark 1.91%
Singapore 1.25%
Finland 1.15%
Ireland 0.95%
Belgium 0.88%
Israel 0.60%
Norway 0.59%
New Zealand 0.30%
Luxembourg 0.28%
Austria 0.21%
Portugal 0.17%
Macao 0.10%
China 0.05%
Isle of Man 0.04%
Chile 0.03%
Russian Federation 0.01%
United Arab Emirates 0.01%
Other Assets and Liabilities
(1.21)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2019 Purchases Sales February 29, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 1.43% $ 6,107 $ 151,183 $ 144,380 $ 12,910
$ 6,107 $ 151,183 $ 144,380 $ 12,910
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.43% $ 37 $ — $ — $ —
$ 37 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; March 2020 Long 26 $ 2,361 $ (265)
Total $ (265)
Amounts in thousands except contracts.

Schedule of Investments
International Small Company Fund
February 29, 2020 (unaudited)
See accompanying notes.
169
INVESTMENT COMPANIES - 3.73% Shares Held Value (000's)
Money Market Funds - 3.73%
BlackRock Liquidity FedFund 1.48%
(a),(b)
9,032,794 $ 9,032
Principal Government Money Market Fund
1.43%
(a),(b),(c)
24,649,594 24,650
$ 33,682
TOTAL INVESTMENT COMPANIES $ 33,682
COMMON STOCKS - 99.12% Shares Held Value (000's)
Advertising - 0.55%
Stroeer SE & Co KGaA 66,425 4,972
Aerospace & Defense - 1.21%
CAE Inc 169,700 4,540
Meggitt PLC 633,032 4,458
Ultra Electronics Holdings PLC 76,641 1,942
$ 10,940
Airlines - 0.74%
Air Canada
( d)
129,300 3,299
Wizz Air Holdings Plc
( d),(e)
75,175 3,345
$ 6,644
Apparel - 1.16%
boohoo Group PLC
( d)
1,551,205 5,891
Puma SE 29,978 2,324
Yue Yuen Industrial Holdings Ltd 947,500 2,299
$ 10,514
Automobile Manufacturers - 0.19%
Isuzu Motors Ltd 183,400 1,716
Automobile Parts & Equipment - 1.52%
Rheinmetall AG 61,478 5,707
Toyoda Gosei Co Ltd 236,700 5,001
TS Tech Co Ltd 118,100 3,054
$ 13,762
Banks - 4.82%
77 Bank Ltd/The 65,300 828
Banco Comercial Portugues SA 25,367,805 4,597
BAWAG Group AG
( e)
95,090 4,101
Cembra Money Bank AG 43,119 4,853
Chiba Bank Ltd/The 791,800 3,836
Israel Discount Bank Ltd 1,402,461 5,844
Mediobanca Banca di Credito Finanziario SpA 543,323 4,941
Mizrahi Tefahot Bank Ltd 248,641 6,378
Paragon Banking Group PLC 688,454 4,049
Shinsei Bank Ltd 310,700 4,070
$ 43,497
Beverages - 1.08%
Carlsberg A/S 15,412 2,038
Royal Unibrew A/S 88,730 7,677
$ 9,715
Building Materials - 1.01%
Buzzi Unicem SpA 305,644 6,704
Ibstock PLC
( e)
697,938 2,461
$ 9,165
Chemicals - 3.32%
Arkema SA 60,676 5,740
Denka Co Ltd 218,600 5,456
DIC Corp 142,100 3,357
Koninklijke DSM NV 18,694 2,108
Lintec Corp 138,900 2,971
Solvay SA 22,811 2,082
Sumitomo Bakelite Co Ltd 138,300 4,098
Zeon Corp 441,300 4,198
$ 30,010
Commercial Services - 2.59%
Aggreko PLC 353,446 3,088
Loomis AB 151,882 5,304
Nishio Rent All Co Ltd 82,300 2,030
Park24 Co Ltd 195,200 3,846
QinetiQ Group PLC 875,612 3,919
Rentokil Initial PLC 455,325 2,849
Sixt SE
( f)
26,653 2,346
$ 23,382
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 4.63%
Appen Ltd 291,139 $ 4,030
Computacenter PLC 141,286 2,995
CyberArk Software Ltd
( d)
44,017 4,609
Indra Sistemas SA
( d)
398,671 4,360
Keywords Studios PLC 132,911 2,671
Logitech International SA 62,275 2,415
MCJ Co Ltd 252,700 1,451
NEC Corp 63,500 2,384
NEC Networks & System Integration Corp 53,500 1,979
Nomura Research Institute Ltd 110,900 2,435
S&T AG
( f)
147,250 3,290
Softcat PLC 182,797 2,501
Sopra Steria Group 25,251 4,088
Teleperformance 10,871 2,652
$ 41,860
Distribution & Wholesale - 2.45%
Inchcape PLC 751,194 5,615
Rexel SA 567,968 7,021
Seven Group Holdings Ltd
( f)
453,493 5,294
Toromont Industries Ltd 85,804 4,242
$ 22,172
Diversified Financial Services - 3.05%
AerCap Holdings NV
( d)
102,364 5,331
Aruhi Corp 92,100 1,348
Euronext NV
( e)
72,823 6,071
Man Group PLC/Jersey 1,996,636 3,792
Mitsubishi UFJ Lease & Finance Co Ltd 821,300 4,697
TP ICAP PLC 492,023 2,321
Zenkoku Hosho Co Ltd 106,900 3,989
$ 27,549
Electric - 2.24%
Capital Power Corp 270,200 6,754
Chubu Electric Power Co Inc 136,500 1,778
Hera SpA 1,390,821 5,970
Iren SpA 1,860,916 5,760
$ 20,262
Electrical Components & Equipment - 1.40%
Prysmian SpA
( f)
239,158 5,713
Signify NV
( e)
232,870 6,939
$ 12,652
Electronics - 1.53%
Anritsu Corp
( f)
337,700 5,582
Halma PLC 95,444 2,398
Hitachi High-Tech Corp 43,500 3,231
Mycronic AB 182,653 2,582
$ 13,793
Energy - Alternate Sources - 0.32%
Vestas Wind Systems A/S 29,468 2,843
Engineering & Construction - 4.17%
ACS Actividades de Construccion y Servicios SA 54,833 1,635
ACS Actividades de Construccion y Servicios
SA - Rights
( d)
54,833 24
Downer EDI Ltd 1,192,263 4,503
Hazama Ando Corp 703,800 5,156
Kajima Corp 468,400 5,020
KAWADA TECHNOLOGIES Inc 25,300 1,306
Kyowa Exeo Corp 289,800 6,344
Maeda Corp 531,500 4,681
SPIE SA 179,060 3,457
Stantec Inc 132,600 3,961
Yokogawa Bridge Holdings Corp 86,900 1,573
$ 37,660
Entertainment - 2.78%
Cineworld Group PLC 2,348,710 4,770
GVC Holdings PLC 480,943 4,945
Sega Sammy Holdings Inc 395,500 5,222
Stars Group Inc/ The
( d)
231,200 5,298
Tokyotokeiba Co Ltd 52,100 1,587

Schedule of Investments
International Small Company Fund
February 29, 2020 (unaudited)
See accompanying notes.
170
COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment (continued)
William Hill PLC 1,728,453 $ 3,299
$ 25,121
Food - 4.64%
AAK AB 184,652 3,188
Empire Co Ltd 210,100 4,694
Greencore Group PLC 1,192,795 3,247
HelloFresh SE
( d)
134,828 3,288
J Sainsbury PLC 1,939,951 4,915
Morinaga Milk Industry Co Ltd 174,200 6,139
NH Foods Ltd 137,200 5,169
Nichirei Corp
( f)
139,700 3,528
Sonae SGPS SA 2,752,184 2,162
SSP Group Plc 564,373 3,732
WH Group Ltd
( e)
1,787,000 1,875
$ 41,937
Food Service - 0.26%
Autogrill SpA 286,986 2,320
Forest Products & Paper - 0.57%
Interfor Corp
( d)
254,000 2,258
UPM- Kymmene Oyj 92,984 2,861
$ 5,119
Gas - 0.73%
Rubis SCA 121,198 6,573
Hand & Machine Tools - 0.15%
Rhi Magnesita NV 34,900 1,358
Healthcare - Products - 1.58%
Carl Zeiss Meditec AG 14,015 1,491
Elekta AB 395,848 4,202
GN Store Nord A/S 103,342 5,767
Sartorius Stedim Biotech 14,572 2,791
$ 14,251
Healthcare - Services - 2.23%
Evotec SE
( d),(f)
125,822 3,063
ICON PLC
( d)
37,640 5,874
Korian SA 93,763 4,280
Orpea 53,513 6,944
$ 20,161
Home Furnishings - 0.38%
Canon Marketing Japan Inc 150,800 3,461
Insurance - 2.55%
ASR Nederland NV 234,532 7,893
Direct Line Insurance Group PLC 1,456,139 5,804
Phoenix Group Holdings PLC 689,772 6,194
Swiss Life Holding AG 6,757 3,102
$ 22,993
Internet - 0.85%
Scout24 AG
( e)
116,152 7,642
Lodging - 0.21%
NagaCorp Ltd 1,344,000 1,868
Machinery - Diversified - 2.49%
ATS Automation Tooling Systems Inc
( d)
160,000 2,137
Bucher Industries AG 19,192 6,014
Deutz AG 379,760 1,810
Husqvarna AB 707,383 4,761
Makino Milling Machine Co Ltd 98,300 3,306
Okuma Holdings Inc 107,200 4,499
$ 22,527
Media - 1.80%
Future PLC 138,759 2,092
Nine Entertainment Co Holdings Ltd 3,973,191 4,163
ProSiebenSat.1 Media SE 441,781 5,381
Tokyo Broadcasting System Holdings Inc 295,100 4,592
$ 16,228
Mining - 3.19%
Alacer Gold Corp
( d)
486,300 2,199
Hudbay Minerals Inc 552,427 1,346
Lundin Mining Corp 1,162,300 5,932
COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
Northern Star Resources Ltd 558,740 $ 4,880
Perenti Global Ltd 2,462,646 2,190
Saracen Mineral Holdings Ltd
( d)
2,641,613 6,435
SSR Mining Inc
( d)
370,227 5,792
$ 28,774
Miscellaneous Manufacturers - 1.05%
Aalberts NV 74,098 2,764
Trelleborg AB 246,769 3,855
Vesuvius PLC 527,599 2,895
$ 9,514
Office & Business Equipment - 0.20%
Sato Holdings Corp 79,700 1,792
Oil & Gas - 2.59%
Aker BP ASA 78,335 1,919
Beach Energy Ltd 3,269,827 3,865
DCC PLC 58,438 4,185
Enerplus Corp
( f)
851,400 3,698
International Petroleum Corp/ Sweden
( d),(f)
379,607 1,273
Parex Resources Inc
( d)
361,967 4,951
Premier Oil PLC
( d),(f)
2,484,117 2,530
TORC Oil & Gas Ltd
( f)
416,500 1,015
$ 23,436
Packaging & Containers - 0.76%
DS Smith PLC 1,683,070 6,878
Pharmaceuticals - 3.52%
Almirall SA 124,963 1,637
Amplifon SpA 215,498 6,182
Clinigen Group Plc 184,308 1,694
Hikma Pharmaceuticals PLC 258,681 6,022
Nippon Shinyaku Co Ltd 64,200 4,810
Sawai Pharmaceutical Co Ltd 121,500 6,905
Ship Healthcare Holdings Inc 64,800 2,611
Towa Pharmaceutical Co Ltd 96,900 1,918
$ 31,779
Pipelines - 0.69%
Keyera Corp
( f)
141,800 3,404
Koninklijke Vopak NV 59,376 2,826
$ 6,230
Private Equity - 1.10%
Intermediate Capital Group PLC 369,984 7,652
Jafco Co Ltd 59,800 2,264
$ 9,916
Real Estate - 4.52%
CA Immobilien Anlagen AG 66,862 2,714
Castellum AB 339,740 7,834
Entra ASA
( e)
168,149 2,664
Hysan Development Co Ltd 789,000 2,884
IMMOFINANZ AG
( d)
107,495 2,769
LEG Immobilien AG 64,711 7,771
PSP Swiss Property AG 57,571 8,520
UOL Group Ltd 1,061,200 5,691
$ 40,847
REITs - 8.44%
Allied Properties Real Estate Investment Trust 123,859 5,026
alstria office REIT-AG 218,546 4,153
Canadian Apartment Properties REIT 81,200 3,396
Charter Hall Group 837,144 6,850
Cofinimmo SA 15,186 2,425
Covivio 47,834 5,091
Frasers Logistics & Industrial Trust 2,844,700 2,540
Granite Real Estate Investment Trust 62,100 3,162
ICADE 46,182 4,626
Inmobiliaria Colonial Socimi SA 273,115 3,489
Invincible Investment Corp 9,770 3,954
Japan Hotel REIT Investment Corp 7,615 4,253
Kenedix Office Investment Corp 853 6,365
Kenedix Residential Next Investment Corp 2,104 3,605
Mapletree Commercial Trust 3,151,673 4,777

Schedule of Investments
International Small Company Fund
February 29, 2020 (unaudited)
See accompanying notes.
171
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Mapletree Industrial Trust 1,717,200 $ 3,314
MCUBS MidCity Investment Corp 3,241 3,373
Merlin Properties Socimi SA 448,893 5,794
$ 76,193
Retail - 6.13%
B&M European Value Retail SA 1,232,062 5,337
CECONOMY AG
( d)
580,608 2,800
Cosmos Pharmaceutical Corp 29,600 6,452
Grafton Group PLC 395,448 4,403
J Front Retailing Co Ltd 489,600 5,202
JD Sports Fashion PLC 519,464 4,969
Komeri Co Ltd 52,300 945
Man Wah Holdings Ltd 2,877,200 2,135
Moncler SpA 52,409 2,062
Saizeriya Co Ltd 147,200 2,809
Seiko Holdings Corp 127,000 2,453
Super Retail Group Ltd 508,042 2,718
Sushiro Global Holdings Ltd 75,400 5,420
Tsuruha Holdings Inc 43,300 5,028
Valora Holding AG
( d)
10,538 2,630
$ 55,363
Semiconductors - 0.82%
ASM International NV 64,494 7,412
Software - 2.51%
AVEVA Group PLC 24,906 1,417
CompuGroup Medical SE 28,556 1,793
Descartes Systems Group Inc/ The
( d)
86,900 3,608
Kinaxis Inc
( d)
42,200 3,548
NSD Co Ltd 134,500 2,163
Open Text Corp 69,400 2,906
TIS Inc 121,400 7,254
$ 22,689
Telecommunications - 1.59%
Bezeq The Israeli Telecommunication Corp Ltd
( d)
5,719,817 4,172
Proximus SADP 198,198 4,922
Spark New Zealand Ltd 1,864,926 5,305
$ 14,399
Transportation - 2.81%
ComfortDelGro Corp Ltd 2,845,700 4,035
Kamigumi Co Ltd 283,900 5,478
National Express Group PLC 915,608 4,993
Sankyu Inc 134,800 5,710
TFI International Inc 168,400 5,194
$ 25,410
TOTAL COMMON STOCKS $ 895,299
Total Investments $ 928,981
Other Assets and Liabilities -  (2.85)% (25,755)
TOTAL NET ASSETS - 100.00% $ 903,226
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $24,353 or 2.70% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $35,098 or 3.89% of net assets.
(f) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  ( unaudited)
Location Percent
Japan 24.95%
United Kingdom 13.00%
Canada 10.14%
Germany 6.04%
France 5.89%
Australia 4.97%
Italy 4.39%
United States 3.98%
Netherlands 3.98%
Sweden 3.53%
Switzerland 3.41%
Ireland 2.85%
Israel 2.33%
Singapore 2.26%
Denmark 2.04%
Spain 1.87%
Austria 1.57%
Belgium 1.04%
Hong Kong 1.02%
Portugal 0.75%
Jordan 0.67%
New Zealand 0.59%
Isle of Man 0.55%
Norway 0.50%
Finland 0.32%
Cambodia 0.21%
Other Assets and Liabilities
(2.85)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2019 Purchases Sales February 29, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 1.43% $ 29,546 $ 262,962 $ 267,858 $ 24,650
$ 29,546 $ 262,962 $ 267,858 $ 24,650
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.43% $ 118 $ — $ — $ —
$ 118 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Opportunistic Municipal Fund
February 29, 2020 (unaudited)
See accompanying notes.
172
INVESTMENT COMPANIES - 0.27% Shares Held Value (000's)
Exchange-Traded Funds - 0.27%
SPDR Nuveen Bloomberg Barclays High Yield
Municipal Bond ETF
6,435 $ 391
VanEck Vectors Short High-Yield Municipal
Index ETF
1,000 25
$ 416
TOTAL INVESTMENT COMPANIES $ 416
MUNICIPAL BONDS - 106.66%
Principal
Amount (000's) Value (000's)
Alabama - 3.63%
Lower Alabama Gas District/The
5.00%, 09 /01/2034 $ 1,500 $ 2,059
Tuscaloosa County Industrial Development
Authority
4.50%, 05 /01/2032
(a)
1,000 1,159
5.25%, 05 /01/2044
(a)
2,000 2,386
$ 5,604
Arizona - 5.03%
Arizona Industrial Development Authority
5.00%, 01 /01/2049
(a)
1,000 1,092
7.25%, 01 /01/2054
(a)
1,000 1,070
Navajo Nation
5.50%, 12 /01/2030
(a)
2,500 2,889
Salt Verde Financial Corp
5.00%, 12 /01/2032 2,000 2,708
$ 7,759
Arkansas - 0.73%
Arkansas Development Finance Authority
4.50%, 09 /01/2049
(a)
1,000 1,120
California - 5.18%
Abag Finance Authority for Nonprofit Corps
5.00%, 08 /01/2043 500 560
California Statewide Communities Development
Authority
5.25%, 12 /01/2048
(a)
1,000 1,198
California Statewide Communities Development
Authority ( credit support from Ginnie Mae
Collateral )
4.90%, 07 /20/2039
(b)
500 510
California Statewide Financing Authority
6.00%, 05 /01/2043 1,000 1,006
La Verne Public Financing Authority
7.25%, 09 /01/2026 490 492
Oakland Unified School District/Alameda County
5.00%, 08 /01/2035 1,225 1,470
State of California
1.07%, 05 /01/2033
(c)
2,750 2,750
$ 7,986
Colorado - 5.00%
Centerra Metropolitan District No 1
5.00%, 12 /01/2037
(a)
1,000 1,081
Eagle County Airport Terminal Corp
5.00%, 05 /01/2037 1,000 1,201
Elbert County Independence Water & Sanitation
District
7.25%, 12 /01/2038 1,000 1,102
Painted Prairie Public Improvement Authority
5.00%, 12 /01/2049 500 528
Prairie Farm Metropolitan District
5.25%, 12 /01/2048 1,000 1,080
STC Metropolitan District No 2
5.00%, 12 /01/2038 1,000 1,106
Velocity Metropolitan District No 3
5.50%, 12 /01/2048 1,500 1,622
$ 7,720
Connecticut - 1.61%
Mohegan Tribal Finance Authority
7.00%, 02 /01/2045
(a)
2,400 2,479
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
District of Columbia - 2.26%
District of Columbia
4.00%, 07 /01/2039 $ 1,000 $ 1,146
Metropolitan Washington Airports Authority
Dulles Toll Road Revenue
4.00%, 10 /01/2049 2,000 2,341
$ 3,487
Florida - 5.05%
Florida Development Finance Corp
6.25%, 01 /01/2049
(a),(c)
1,000 1,039
Greater Orlando Aviation Authority
5.00%, 10 /01/2047
(d)
2,999 3,643
Martin County Health Facilities Authority
4.00%, 01 /01/2046 1,000 1,164
Ocean Highway & Port Authority
5.50%, 12 /01/2049
(a)
1,500 1,591
Orange County Housing Finance Authority
7.00%, 10 /01/2025 345 346
$ 7,783
Georgia - 0.97%
Development Authority of Burke County/The
1.25%, 07 /01/2049
(c)
1,500 1,500
Illinois - 13.69%
City of Chicago IL
5.50%, 01 /01/2042 300 347
5.50%, 01 /01/2049 1,000 1,246
6.00%, 01 /01/2038 1,900 2,392
7.46%, 02 /15/2026 1,707 1,295
City of Chicago IL Wastewater Transmission
Revenue
5.00%, 01 /01/2031 760 883
5.00%, 01 /01/2039 1,200 1,366
Illinois Finance Authority
0.00%, 12 /01/2042
(e)
300 174
Illinois Sports Facilities Authority/The
5.00%, 06 /15/2028 1,000 1,235
5.00%, 06 /15/2029 1,000 1,256
Illinois State Toll Highway Authority
5.00%, 01 /01/2040
(d)
5,000 5,998
Metropolitan Pier & Exposition Authority
4.00%, 06 /15/2050
(f)
500 565
5.00%, 06 /15/2050
(f)
1,000 1,225
5.00%, 06 /15/2057 500 589
Metropolitan Pier & Exposition Authority ( credit
support from National Public Finance Guarantee
Corp )
5.50%, 06 /15/2029
(b)
1,000 1,241
State of Illinois
5.50%, 07 /01/2027 1,150 1,307
$ 21,119
Indiana - 1.21%
Indiana Finance Authority
1.17%, 11 /01/2037
(c)
500 500
7.00%, 03 /01/2039
(a)
1,000 1,033
Town of Shoals IN
7.25%, 11 /01/2043 300 335
$ 1,868
Louisiana - 3.45%
Louisiana Local Government Environmental
Facilities & Community Development Authority
4.00%, 11 /01/2044
(a)
1,000 1,045
4.40%, 11 /01/2044
(a)
1,000 1,078
5.50%, 11 /01/2039
(a)
900 990
5.65%, 11 /01/2037
(a)
1,000 1,151
Louisiana Public Facilities Authority
0.00%, 07 /01/2039
(e)
278 —
Parish of St John the Baptist LA
2.20%, 06 /01/2037
(c)
1,000 1,051
$ 5,315

Schedule of Investments
Opportunistic Municipal Fund
February 29, 2020 (unaudited)
See accompanying notes.
173
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Maine - 0.74%
Finance Authority of Maine
5.25%, 01 /01/2025
(a)
$ 1,000 $ 1,140
Maryland - 0.69%
City of Westminster MD
6.25%, 07 /01/2044 600 674
Maryland Economic Development Corp
5.38%, 06 /01/2025 390 395
$ 1,069
Michigan - 3.02%
Kalamazoo Economic Development Corp
5.00%, 05 /15/2042 1,000 1,145
Michigan Finance Authority
5.00%, 07 /01/2035 1,000 1,179
Michigan Strategic Fund
5.00%, 11 /15/2043 1,000 1,161
5.00%, 11 /15/2049 1,000 1,179
$ 4,664
Missouri - 1.84%
City of St Louis MO Airport Revenue ( credit
support from National Public Finance Guarantee
Corp )
5.50%, 07 /01/2028
(b)
400 541
Health & Educational Facilities Authority of the
State of Missouri
5.00%, 02 /01/2042 1,000 1,140
Kansas City Industrial Development Authority
5.00%, 04 /01/2046
(a)
1,100 1,165
$ 2,846
Montana - 1.00%
City of Kalispell MT
5.25%, 05 /15/2037 1,400 1,546
Nevada - 1.84%
Las Vegas Convention & Visitors Authority
5.00%, 07 /01/2043
(d)
1,394 1,730
State of Nevada Department of Business &
Industry
5.13%, 12 /15/2037
(a)
1,000 1,104
$ 2,834
New Hampshire - 1.74%
New Hampshire Business Finance Authority
2.95%, 04 /01/2029
(a),(c)
1,000 1,029
New Hampshire Health and Education Facilities
Authority Act
5.00%, 08 /01/2059 1,000 1,655
$ 2,684
New Jersey - 6.77%
Casino Reinvestment Development Authority Inc
5.25%, 11 /01/2039 250 282
Essex County Improvement Authority
5.25%, 07 /01/2045
(a)
1,300 1,317
New Jersey Economic Development Authority
5.00%, 07 /15/2028 500 605
5.00%, 06 /15/2047 500 597
5.25%, 06 /15/2040 55 67
5.25%, 06 /15/2040 945 1,100
5.63%, 11 /15/2030 1,500 1,739
5.75%, 09 /15/2027 500 551
New Jersey Transportation Trust Fund Authority
5.25%, 06 /15/2032 2,000 2,338
South Jersey Port Corp
5.00%, 01 /01/2048 1,000 1,184
South Jersey Transportation Authority ( credit
support from Assured Guaranty Municipal Corp )
5.00%, 11 /01/2029
(b)
500 660
$ 10,440
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New York - 7.34%
Glen Cove Local Economic Assistance Corp
5.00%, 01 /01/2056 $ 1,000 $ 1,118
New York City Transitional Finance Authority
Future Tax Secured Revenue
1.17%, 08 /01/2039
(c)
1,000 1,000
1.17%, 11 /01/2044
(c)
1,500 1,500
New York Counties Tobacco Trust VI
5.00%, 06 /01/2041 400 446
New York State Environmental Facilities Corp
2.88%, 12 /01/2044
(a),(c)
3,125 3,242
New York State Thruway Authority
5.25%, 01 /01/2056 1,000 1,201
New York Transportation Development Corp
5.00%, 08 /01/2021 1,500 1,575
5.00%, 01 /01/2034 1,000 1,237
$ 11,319
North Carolina - 0.88%
City of Charlotte NC
5.00%, 06 /01/2029 1,000 1,360
Ohio - 9.53%
Buckeye Tobacco Settlement Financing Authority
5.00%, 06 /01/2055
(f)
5,000 5,645
5.75%, 06 /01/2034 1,500 1,502
6.00%, 06 /01/2042 2,500 2,503
Cleveland Department of Public Utilities Division
of Public Power ( credit support from Assured
Guaranty Municipal Corp )
4.00%, 11 /15/2037
(b)
500 601
Cleveland-Cuyahoga County Port Authority
5.50%, 12 /01/2043 1,000 1,201
Ohio Air Quality Development Authority
0.00%, 12 /01/2023
(e)
1,000 950
4.50%, 01 /15/2048
(a)
1,000 1,140
5.00%, 07 /01/2049
(a)
1,000 1,157
$ 14,699
Oklahoma - 1.55%
Oklahoma Development Finance Authority
5.25%, 08 /15/2043 1,000 1,234
Tulsa County Industrial Authority
5.25%, 11 /15/2045 1,000 1,150
$ 2,384
Oregon - 0.53%
Oregon State Business Development Commission
6.50%, 04 /01/2031
(a)
1,000 818
Pennsylvania - 5.57%
Allegheny County Industrial Development
Authority
4.88%, 11 /01/2024 500 554
5.13%, 05 /01/2030 1,000 1,203
Commonwealth Financing Authority
5.00%, 06 /01/2028 1,000 1,282
5.00%, 06 /01/2035 1,000 1,253
Lancaster County Hospital Authority/PA
5.00%, 07 /01/2045 1,000 1,100
Pennsylvania Economic Development Financing
Authority
3.25%, 08 /01/2039
(a)
1,000 1,020
5.50%, 11 /01/2044 1,000 1,081
5.75%, 06 /01/2036
(a)
1,000 1,091
$ 8,584
South Carolina - 0.36%
South Carolina Jobs-Economic Development
Authority
5.25%, 11 /15/2047 500 559
South Dakota - 0.32%
Oglala Sioux Tribe
5.75%, 10 /01/2025
(a)
500 500

Schedule of Investments
Opportunistic Municipal Fund
February 29, 2020 (unaudited)
See accompanying notes.
174
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Tennessee - 2.51%
Chattanooga Health Educational & Housing
Facility Board
5.00%, 10 /01/2028 $ 1,050 $ 1,232
5.00%, 10 /01/2035 500 578
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board
5.00%, 07 /01/2040 1,000 1,199
Nashville Metropolitan Development & Housing
Agency
5.13%, 06 /01/2036
(a)
750 866
$ 3,875
Texas - 5.90%
Central Texas Turnpike System
3.00%, 08 /15/2040
(f)
1,000 1,090
Grand Parkway Transportation Corp
3.00%, 10 /01/2050 1,500 1,606
North Texas Tollway Authority
5.00%, 01 /01/2045 615 714
5.00%, 01 /01/2048 500 602
Port Beaumont Navigation District
4.00%, 01 /01/2050
(a)
3,500 3,642
Texas Municipal Gas Acquisition & Supply Corp
I
6.25%, 12 /15/2026 915 1,089
Texas Private Activity Bond Surface
Transportation Corp
7.00%, 12 /31/2038 300 355
$ 9,098
Utah - 0.98%
Utah Infrastructure Agency
5.25%, 10 /15/2033 1,250 1,505
Vermont - 0.98%
Vermont Economic Development Authority
4.63%, 04 /01/2036
(a),(c)
1,300 1,506
Virginia - 0.70%
Virginia Small Business Financing Authority
3.00%, 11 /01/2040 1,000 1,079
Washington - 0.36%
Port of Seattle Industrial Development Corp
5.00%, 04 /01/2030 500 550
Wisconsin - 3.70%
Public Finance Authority
5.00%, 12 /01/2025 1,200 1,393
5.00%, 09 /01/2049
(a)
1,000 1,123
5.25%, 04 /01/2030 600 668
Wisconsin Health & Educational Facilities
Authority
5.00%, 03 /15/2050 1,175 1,467
5.50%, 07 /01/2023 80 80
6.00%, 07 /01/2028 170 170
6.50%, 07 /01/2033 300 300
7.00%, 07 /01/2043 500 500
$ 5,701
TOTAL MUNICIPAL BONDS $ 164,500
Total Investments $ 164,916
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (3.52)%
Notes with interest rates of 1.23% - 1.25% at
February 29, 2020 and contractual maturity of
collateral from 2024- 2026.
( g)
$ (5,428) (5,428)
Total Net Investments $ 159,488
Other Assets and Liabilities -  (3.41)% (5,256)
TOTAL NET ASSETS - 100.00% $ 154,232
(a) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $44,261 or 28.70% of net assets.
(b) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Security or portion of underlying security related to Inverse Floaters entered into by the Fund.  See Notes to Financial Statements for additional information.
(e) Non-income producing security
(f) Security purchased on a when-issued basis.
(g) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
February 29, 2020.
Portfolio Summary  ( unaudited)
Sector Percent
Revenue Bonds 91.41%
General Obligation Unlimited 7.06%
General Obligation Limited 2.47%
Insured 2.30%
Tax Allocation 1.26%
Prerefunded 1.00%
Certificate Participation 0.84%
Special Tax 0.32%
Investment Companies 0.27%
Liability For Floating Rate Notes Issued (3.52)%
Other Assets and Liabilities
(3.41)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Origin Emerging Markets Fund
February 29, 2020 (unaudited)
See accompanying notes.
175
INVESTMENT COMPANIES - 1.90% Shares Held Value (000's)
Money Market Funds - 1.90%
Principal Government Money Market Fund
1.43%
(a),(b)
24,428,635 $ 24,429
TOTAL INVESTMENT COMPANIES $ 24,429
COMMON STOCKS - 97.44% Shares Held Value (000's)
Aerospace & Defense - 0.56%
Bharat Electronics Ltd 6,952,400 7,172
Apparel - 0.92%
F&F Co Ltd 66,100 5,159
Feng TAY Enterprise Co Ltd 1,216,700 6,698
$ 11,857
Automobile Parts & Equipment - 1.46%
Hyundai Mobis Co Ltd 58,100 10,155
Weichai Power Co Ltd 4,277,400 8,582
$ 18,737
Banks - 6.23%
Banco do Brasil SA 1,055,300 10,935
China Merchants Bank Co Ltd 6,360,700 30,601
OTP Bank Nyrt 171,100 7,510
Sberbank of Russia PJSC ADR 1,728,800 24,668
Thanachart Capital PCL 3,770,200 6,375
$ 80,089
Building Materials - 4.62%
Anhui Conch Cement Co Ltd 4,671,100 34,983
China National Building Material Co Ltd 5,409,700 6,429
China Resources Cement Holdings Ltd 8,483,200 10,899
Taiwan Cement Corp 5,091,641 7,032
$ 59,343
Chemicals - 0.54%
Soulbrain Co Ltd 93,900 6,878
Commercial Services - 4.12%
China Yuhua Education Corp Ltd
( c)
10,535,869 8,276
Localiza Rent a Car SA 1,265,686 13,801
New Oriental Education & Technology Group Inc
ADR
(d)
120,300 15,385
YDUQS Part 1,381,700 15,526
$ 52,988
Computers - 2.07%
Infosys Ltd ADR 1,085,618 10,932
Wiwynn Corp 401,100 9,367
WNS Holdings Ltd ADR
(d)
95,800 6,308
$ 26,607
Diversified Financial Services - 3.77%
B3 SA - Brasil Bolsa Balcao 1,328,600 13,993
Chailease Holding Co Ltd 3,315,678 12,339
E.Sun Financial Holding Co Ltd 8,549,251 8,151
Manappuram Finance Ltd 2,734,900 6,251
Muthoot Finance Ltd 630,400 7,768
$ 48,502
Electric - 0.50%
Mahanagar Gas Ltd 454,400 6,369
Electronics - 3.44%
Elite Material Co Ltd 1,577,600 6,166
Micro-Star International Co Ltd 4,736,500 13,864
Radiant Opto-Electronics Corp 1,922,700 6,091
Simplo Technology Co Ltd 598,400 5,486
Tripod Technology Corp 1,573,300 5,647
Zhen Ding Technology Holding Ltd 1,847,000 6,948
$ 44,202
Engineering & Construction - 0.92%
Grupo Aeroportuario del Centro Norte SAB de
CV
939,300 6,149
Grupo Aeroportuario del Pacifico SAB de CV 526,900 5,702
$ 11,851
Environmental Control - 0.78%
China Conch Venture Holdings Ltd 2,049,100 10,025
COMMON STOCKS (continued) Shares Held Value (000’s)
Food - 1.61%
Dino Polska SA
( c),(d)
221,300 $ 8,039
JBS SA 1,509,900 7,563
X5 Retail Group NV 163,200 5,112
$ 20,714
Gas - 5.27%
China Gas Holdings Ltd 2,970,600 11,038
China Resources Gas Group Ltd 4,804,200 24,213
ENN Energy Holdings Ltd 2,259,400 25,487
Indraprastha Gas Ltd 1,130,600 6,963
$ 67,701
Healthcare - Products - 1.04%
China Medical System Holdings Ltd 5,087,900 6,434
Shandong Weigao Group Medical Polymer Co
Ltd
5,316,200 6,937
$ 13,371
Insurance - 6.87%
China Pacific Insurance Group Co Ltd 4,242,000 14,230
PICC Property & Casualty Co Ltd 10,186,500 10,772
Ping An Insurance Group Co of China Ltd 5,031,400 57,320
Porto Seguro SA 448,300 5,996
$ 88,318
Internet - 13.93%
Alibaba Group Holding Ltd ADR
(d)
440,300 91,582
JD.com Inc ADR
(d)
638,900 24,604
Momo Inc ADR 360,700 10,143
Tencent Holdings Ltd 687,205 34,845
Vipshop Holdings Ltd ADR
(d)
1,388,800 17,818
$ 178,992
Iron & Steel - 0.42%
Kumba Iron Ore Ltd 289,800 5,340
Lodging - 0.43%
NagaCorp Ltd 3,990,300 5,545
Mining - 2.96%
MMC Norilsk Nickel PJSC ADR 1,040,746 31,555
Polymetal International PLC 421,300 6,476
$ 38,031
Miscellaneous Manufacturers - 1.04%
Sunny Optical Technology Group Co Ltd 823,400 13,378
Oil & Gas - 3.53%
LUKOIL PJSC ADR 341,700 29,474
Novatek PJSC 60,200 8,784
Tatneft PJSC ADR 119,000 7,156
$ 45,414
Pharmaceuticals - 2.00%
Sino Biopharmaceutical Ltd 12,553,000 18,605
YiChang HEC ChangJiang Pharmaceutical Co
Ltd
( c)
1,143,400 7,080
$ 25,685
Real Estate - 2.69%
China Vanke Co Ltd 3,602,600 14,108
Country Garden Services Holdings Co Ltd 1,796,500 7,169
Longfor Group Holdings Ltd
( c)
2,795,200 13,221
$ 34,498
Retail - 4.26%
ANTA Sports Products Ltd 3,852,200 31,436
Lojas Renner SA 509,130 5,950
Wal-Mart de Mexico SAB de CV 3,907,800 11,001
Zhongsheng Group Holdings Ltd 1,651,200 6,358
$ 54,745
Semiconductors - 14.38%
Novatek Microelectronics Corp 2,526,000 15,897
Realtek Semiconductor Corp
( d)
1,272,200 9,206
Samsung Electronics Co Ltd 50,477 56,924
Samsung Electronics Co Ltd 436,000 19,625
Taiwan Semiconductor Manufacturing Co Ltd 1,359,407 14,015

Schedule of Investments
Origin Emerging Markets Fund
February 29, 2020 (unaudited)
See accompanying notes.
176
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Taiwan Semiconductor Manufacturing Co Ltd
ADR
1,283,917 $ 69,126
$ 184,793
Software - 6.25%
G-bits Network Technology Xiamen Co Ltd 117,987 7,137
HCL Technologies Ltd 3,769,700 28,037
NetEase Inc ADR 141,500 45,097
$ 80,271
Telecommunications - 0.83%
Accton Technology Corp 2,028,000 10,699
TOTAL COMMON STOCKS $ 1,252,115
PREFERRED STOCKS - 0.81% Shares Held Value (000's)
Airlines - 0.40%
Azul SA 0.00%
( d)
528,000 $ 5,175
Banks - 0.41%
Banco Bradesco SA 0.02% 763,100 5,208
TOTAL PREFERRED STOCKS $ 10,383
Total Investments $ 1,286,927
Other Assets and Liabilities -  (0.15)% (1,926)
TOTAL NET ASSETS - 100.00% $ 1,285,001
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $36,616 or 2.85% of net assets.
(d) Non-income producing security
Portfolio Summary  ( unaudited)
Location Percent
China 43.54%
Taiwan 16.08%
Russian Federation 8.31%
Korea, Republic Of 7.69%
Brazil 6.54%
India 6.21%
Hong Kong 5.05%
United States 1.90%
Mexico 1.78%
Poland 0.62%
Hungary 0.58%
Cyprus 0.50%
Thailand 0.50%
Cambodia 0.43%
South Africa 0.42%
Other Assets and Liabilities
(0.15)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2019 Purchases Sales February 29, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 1.43% $ 40,635 $ 363,111 $ 379,317 $ 24,429
$ 40,635 $ 363,111 $ 379,317 $ 24,429
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.43% $ 185 $ — $ — $ —
$ 185 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Small-MidCap Dividend Income Fund
February 29, 2020 (unaudited)
See accompanying notes.
177
INVESTMENT COMPANIES - 2.41% Shares Held Value (000's)
Money Market Funds - 2.41%
BlackRock Liquidity FedFund 1.48%
(a),(b)
14,377,095 $ 14,377
Principal Government Money Market Fund
1.43%
(a),(b),(c)
33,610,196 33,610
$ 47,987
TOTAL INVESTMENT COMPANIES $ 47,987
COMMON STOCKS - 99.06% Shares Held Value (000's)
Advertising - 0.50%
Interpublic Group of Cos Inc/The 468,985 10,017
Agriculture - 1.09%
Phibro Animal Health Corp 858,335 21,673
Airlines - 2.49%
Alaska Air Group Inc 657,510 33,178
Hawaiian Holdings Inc 787,708 16,447
$ 49,625
Automobile Manufacturers - 2.14%
NFI Group Inc 1,937,743 42,501
Automobile Parts & Equipment - 3.83%
Autoliv Inc 641,099 42,781
Linamar Corp 1,215,493 33,433
$ 76,214
Banks - 12.77%
Bank OZK 1,839,460 46,704
BOK Financial Corp 112,028 8,111
Cathay General Bancorp 1,103,638 33,970
Cullen/Frost Bankers Inc 353,078 27,678
East West Bancorp Inc 1,130,911 43,811
PacWest Bancorp 1,563,596 49,472
Preferred Bank/Los Angeles CA 217,687 11,130
ServisFirst Bancshares Inc 353,508 12,214
Washington Trust Bancorp Inc 486,335 20,874
$ 253,964
Chemicals - 1.91%
HB Fuller Co 436,670 17,131
RPM International Inc 325,256 20,852
$ 37,983
Computers - 3.17%
Amdocs Ltd 358,051 22,826
Leidos Holdings Inc 391,925 40,231
$ 63,057
Consumer Products - 1.44%
Avery Dennison Corp 250,661 28,698
Cosmetics & Personal Care - 0.26%
Inter Parfums Inc 85,375 5,128
Diversified Financial Services - 2.40%
BGC Partners Inc 7,671,225 35,748
Federal Agricultural Mortgage Corp 158,776 11,918
$ 47,666
Electric - 3.96%
ALLETE Inc 442,906 30,556
Alliant Energy Corp 221,667 11,553
IDACORP Inc 75,642 7,310
PNM Resources Inc 210,567 9,913
Portland General Electric Co 203,668 11,082
Unitil Corp 147,613 8,317
$ 78,731
Electrical Components & Equipment - 3.47%
Energizer Holdings Inc 614,026 26,397
Littelfuse Inc 266,745 42,594
$ 68,991
Electronics - 2.24%
Hubbell Inc 121,622 16,205
nVent Electric PLC 1,183,436 28,414
$ 44,619
Food - 1.80%
Ingredion Inc 429,063 35,741
COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 1.10%
ONE Gas Inc 85,123 $ 6,992
Spire Inc 199,743 14,991
$ 21,983
Hand & Machine Tools - 4.13%
Lincoln Electric Holdings Inc 289,574 23,713
MSA Safety Inc 254,896 31,013
Snap-on Inc 189,987 27,501
$ 82,227
Healthcare - Products - 4.75%
Cantel Medical Corp 180,546 11,392
CONMED Corp 303,267 28,701
LeMaitre Vascular Inc
( d)
193,691 5,520
STERIS PLC 214,096 33,960
Teleflex Inc 44,394 14,873
$ 94,446
Home Builders - 1.58%
LCI Industries 324,802 31,360
Insurance - 6.49%
Assured Guaranty Ltd 899,339 36,702
Beazley PLC 2,616,182 18,136
Fidelity National Financial Inc 997,325 38,656
James River Group Holdings Ltd 878,987 35,520
$ 129,014
Leisure Products & Services - 2.72%
Acushnet Holdings Corp 1,324,150 33,700
Brunswick Corp/DE 382,544 20,351
$ 54,051
Machinery - Diversified - 3.19%
Albany International Corp 312,945 20,051
Crane Co 420,515 28,574
Nordson Corp 102,122 14,838
$ 63,463
Media - 0.98%
John Wiley & Sons Inc 523,499 19,469
Miscellaneous Manufacturers - 2.66%
Donaldson Co Inc 157,714 7,110
EnPro Industries Inc 182,650 9,854
Huntsman Corp 1,902,859 36,040
$ 53,004
Oil & Gas - 3.06%
Cimarex Energy Co 464,429 15,349
Delek US Holdings Inc 1,183,611 25,306
Vermilion Energy Inc
( d)
2,021,720 20,274
$ 60,929
Packaging & Containers - 1.19%
Packaging Corp of America 261,726 23,717
Pipelines - 1.39%
Targa Resources Corp 852,420 27,618
Real Estate - 1.49%
Newmark Group Inc 3,096,240 29,569
REITs - 13.33%
Agree Realty Corp 252,857 18,160
CyrusOne Inc 879,413 53,275
EastGroup Properties Inc 154,620 19,440
EPR Properties 589,168 34,902
Four Corners Property Trust Inc 613,267 17,595
Granite Real Estate Investment Trust 337,404 17,181
Medical Properties Trust Inc 1,458,888 30,826
National Health Investors Inc 250,084 20,439
National Retail Properties Inc 403,313 20,509
STORE Capital Corp 1,002,233 32,934
$ 265,261
Semiconductors - 4.90%
Kulicke & Soffa Industries Inc 1,516,979 34,632
MKS Instruments Inc 563,427 56,450
Monolithic Power Systems Inc 40,095 6,361
$ 97,443

Schedule of Investments
Small-MidCap Dividend Income Fund
February 29, 2020 (unaudited)
See accompanying notes.
178
COMMON STOCKS (continued) Shares Held Value (000’s)
Software - 0.18%
Broadridge Financial Solutions Inc 33,688 $ 3,516
Supranational Bank - 1.12%
Banco Latinoamericano de Comercio Exterior SA 1,248,442 22,322
Toys, Games & Hobbies - 1.33%
Hasbro Inc 343,144 26,508
TOTAL COMMON STOCKS $ 1,970,508
Total Investments $ 2,018,495
Other Assets and Liabilities -  (1.47)% (29,148)
TOTAL NET ASSETS - 100.00% $ 1,989,347
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $27,567 or 1.39% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  ( unaudited)
Sector Percent
Financial 36.48%
Industrial 16.88%
Consumer, Cyclical 14.09%
Consumer, Non-cyclical 9.34%
Technology 8.25%
Utilities 5.06%
Energy 4.45%
Money Market Funds 2.41%
Basic Materials 1.91%
Communications 1.48%
Government 1.12%
Other Assets and Liabilities
(1.47)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2019 Purchases Sales February 29, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 1.43% $ 43,288 $ 372,950 $ 382,628 $ 33,610
$ 43,288 $ 372,950 $ 382,628 $ 33,610
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.43% $ 251 $ — $ — $ —
$ 251 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Small-MidCap Growth Fund
February 29, 2020 (unaudited)
See accompanying notes.
179
INVESTMENT COMPANIES - 4.99% Shares Held Value (000's)
Money Market Funds - 4.99%
BlackRock Liquidity FedFund 1.48%
(a),(b)
64,412 $ 64
Principal Government Money Market Fund
1.43%
(a),(c)
190,861 191
$ 255
TOTAL INVESTMENT COMPANIES $ 255
COMMON STOCKS - 97.24% Shares Held Value (000's)
Aerospace & Defense - 0.49%
AAR Corp 727 25
Apparel - 1.74%
Crocs Inc
( d)
3,415 89
Banks - 3.98%
Pinnacle Financial Partners Inc 1,630 86
SVB Financial Group
( d)
562 117
$ 203
Beverages - 0.51%
Boston Beer Co Inc/ The
( d)
70 26
Biotechnology - 2.76%
ACADIA Pharmaceuticals Inc
( d)
456 19
Arrowhead Pharmaceuticals Inc
( d)
627 22
CRISPR Therapeutics AG
( d)
549 29
Exact Sciences Corp
( d)
624 51
Mirati Therapeutics Inc
( d)
220 20
$ 141
Building Materials - 2.68%
Masco Corp 1,805 74
Owens Corning 1,110 63
$ 137
Commercial Services - 5.31%
Chegg Inc
( d)
1,055 41
CoStar Group Inc
( d)
56 37
FTI Consulting Inc
( d)
538 61
Huron Consulting Group Inc
( d)
412 25
TransUnion 1,202 107
$ 271
Computers - 2.13%
Crowdstrike Holdings Inc
( d)
1,044 62
Rapid7 Inc
( d)
1,004 47
$ 109
Diversified Financial Services - 1.27%
Hamilton Lane Inc 1,050 65
Electrical Components & Equipment - 0.51%
Generac Holdings Inc
( d)
250 26
Electronics - 0.76%
Keysight Technologies Inc
( d)
406 39
Energy - Alternate Sources - 1.23%
SolarEdge Technologies Inc
( d)
502 63
Environmental Control - 2.33%
Clean Harbors Inc
( d)
990 69
Tetra Tech Inc 623 50
$ 119
Food - 0.47%
Performance Food Group Co
( d)
563 24
Healthcare - Products - 13.08%
CONMED Corp 516 49
Haemonetics Corp
( d)
399 43
Inspire Medical Systems Inc
( d)
1,953 168
Insulet Corp
( d)
554 105
NanoString Technologies Inc
( d)
480 17
Natera Inc
( d)
2,271 86
Penumbra Inc
( d)
363 60
Tandem Diabetes Care Inc
( d)
1,869 140
$ 668
Healthcare - Services - 2.47%
Amedisys Inc
( d)
418 73
LHC Group Inc
( d)
440 53
$ 126
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 7.68%
Anaplan Inc
( d)
609 $ 27
Chewy Inc
( d)
3,743 111
NIC Inc 1,838 34
Okta Inc
( d)
263 34
Q2 Holdings Inc
( d)
1,440 108
Zendesk Inc
( d)
981 78
$ 392
Leisure Products & Services - 0.86%
YETI Holdings Inc
( d)
1,448 44
Machinery - Diversified - 1.35%
Nordson Corp 475 69
Office & Business Equipment - 1.14%
Zebra Technologies Corp
( d)
275 58
Packaging & Containers - 0.96%
Crown Holdings Inc
( d)
695 49
Pharmaceuticals - 7.48%
DexCom Inc
( d)
891 246
Horizon Therapeutics Plc
( d)
2,838 97
Reata Pharmaceuticals Inc
( d),(e)
201 39
$ 382
Retail - 9.12%
Burlington Stores Inc
( d)
610 132
CarMax Inc
( d)
864 75
Floor & Decor Holdings Inc
( d)
1,862 95
Freshpet Inc
( d)
610 41
Lululemon Athletica Inc
( d)
155 34
National Vision Holdings Inc
( d)
412 14
Papa John's International Inc 1,308 75
$ 466
Semiconductors - 5.31%
Ambarella Inc
( d)
508 30
Inphi Corp
( d)
1,180 88
Lattice Semiconductor Corp
( d)
3,594 65
MKS Instruments Inc 477 48
Teradyne Inc 686 40
$ 271
Software - 17.53%
Coupa Software Inc
( d)
236 35
DocuSign Inc
( d)
489 42
Everbridge Inc
( d)
1,155 122
Five9 Inc
( d)
1,609 117
Manhattan Associates Inc
( d)
390 26
Nuance Communications Inc
( d)
5,589 121
Paycom Software Inc
( d)
108 31
RingCentral Inc
( d)
1,046 247
Sea Ltd ADR
(d)
1,321 60
Tyler Technologies Inc
( d)
299 94
$ 895
Telecommunications - 1.33%
Viavi Solutions Inc
( d)
5,181 68
Transportation - 2.76%
CryoPort Inc
( d),(e)
1,586 26
Kansas City Southern 760 115
$ 141
TOTAL COMMON STOCKS $ 4,966
Total Investments $ 5,221
Other Assets and Liabilities -  (2.23)% (114)
TOTAL NET ASSETS - 100.00% $ 5,107

Schedule of Investments
Small-MidCap Growth Fund
February 29, 2020 (unaudited)
See accompanying notes.
180
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $64 or
1.25% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  ( unaudited)
Sector Percent
Consumer, Non-cyclical 32.08%
Technology 26.11%
Industrial 11.84%
Consumer, Cyclical 11.72%
Communications 9.01%
Financial 5.25%
Money Market Funds 4.99%
Energy 1.23%
Other Assets and Liabilities
(2.23)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2019 Purchases Sales February 29, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 1.43% $ 53 $ 1,396 $ 1,258 $ 191
$ 53 $ 1,396 $ 1,258 $ 191
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.43% $ 1 $ — $ — $ —
$ 1 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 29, 2020 (unaudited)
See accompanying notes.
181
INVESTMENT COMPANIES - 2.19% Shares Held Value (000's)
Money Market Funds - 2.19%
BlackRock Liquidity FedFund 1.48%
(a),(b)
12,860,015 $ 12,860
Principal Government Money Market Fund
1.43%
(a),(b),(c)
128,472,391 128,472
$ 141,332
TOTAL INVESTMENT COMPANIES $ 141,332
CONVERTIBLE PREFERRED STOCKS
- 0.63% Shares Held Value (000's)
Banks - 0.63%
Wells Fargo & Co 7.50%
( d)
27,052 $ 40,713
TOTAL CONVERTIBLE PREFERRED STOCKS $ 40,713
PREFERRED STOCKS - 16.47% Shares Held Value (000's)
Banks - 4.37%
AgriBank FCB 6.88%, 01/01/2024
(d)
61,700 6,664
3 Month USD LIBOR + 4.23%
Associated Banc-Corp 5.88%, 12/15/2023
(d ),( e)
2,429 61
Bank of New York Mellon Corp/The 5.20%,
06/20/2020
(d)
127,083 3,171
Citigroup Inc 6.88%, 11/15/2023
(d ),( e)
493,542 13,252
3 Month USD LIBOR + 4.13%
Citizens Financial Group Inc 6.35%, 04/06/2024
(d)
17,021 458
3 Month USD LIBOR + 3.64%
Cullen/Frost Bankers Inc 5.38%, 03/16/2020
(d)
239,700 5,985
Goldman Sachs Group Inc/The 5.50%,
05/10/2023
(d ),( e)
774,944 19,823
3 Month USD LIBOR + 3.64%
Huntington Bancshares Inc/OH 5.88%,
10/15/2021
(d)
325,787 8,324
Huntington Bancshares Inc/OH 6.25%,
04/15/2021
(d ),( e)
1,050,000 27,027
JPMorgan Chase & Co 4.75%, 12/01/2024
(d ),( e)
280,000 7,048
KeyCorp 6.13%, 12/15/2026
(d ),( e)
778,000 20,780
3 Month USD LIBOR + 3.89%
Morgan Stanley 4.88%, 01/15/2025
(d)
7,302 182
Morgan Stanley 5.85%, 04/15/2027
(d ),( e)
660,872 17,553
3 Month USD LIBOR + 3.49%
Morgan Stanley 7.13%, 10/15/2023
(d ),( e)
126,282 3,505
3 Month USD LIBOR + 4.32%
PNC Financial Services Group Inc/The 6.13%,
05/01/2022
(d ),( e)
1,726,752 45,914
3 Month USD LIBOR + 4.07%
Regions Financial Corp 5.70%, 05/15/2029
(d ),( e)
331,650 9,094
3 Month USD LIBOR + 3.15%
State Street Corp 5.25%, 03/16/2020
(d)
1,379,698 34,465
State Street Corp 5.90%, 03/15/2024
(d)
241,300 6,276
3 Month USD LIBOR + 3.11%
Synovus Financial Corp 5.88%, 07/01/2024
(d)
344,000 8,934
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.13%
Truist Financial Corp 5.63%, 06/01/2021
(d)
141,800 3,592
US Bancorp 6.50%, 01/15/2022
(d)
239,945 6,370
3 Month USD LIBOR + 4.47%
Valley National Bancorp 6.25%, 06/30/2025
(d)
174,760 4,540
3 Month USD LIBOR + 3.85%
Webster Financial Corp 5.25%, 12/15/2022
(d)
194,856 4,883
Wells Fargo & Co 4.75%, 03/15/2025
(d)
380,978 9,330
Wells Fargo & Co 5.63%, 06/15/2022
(d)
195,171 4,967
Wells Fargo & Co 5.85%, 09/15/2023
(d)
125,027 3,212
3 Month USD LIBOR + 3.09%
Wells Fargo & Co 6.63%, 03/15/2024
(d ),( e)
236,676 6,492
3 Month USD LIBOR + 3.69%
$ 281,902
Diversified Financial Services - 0.47%
Affiliated Managers Group Inc 5.88%,
03/30/2059
149,111 3,856
Capital One Financial Corp 0.00%, 06/01/2025
(d ),( f)
165,000 4,008
Capital One Financial Corp 5.00%, 12/01/2024
(d ),( e)
359,800 8,872
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Capital One Financial Corp 6.00%, 03/02/2020
(d)
401,389 $ 10,039
Charles Schwab Corp/The 6.00%, 12/01/2020
(d ),( e)
142,663 3,638
$ 30,413
Electric - 2.81%
Alabama Power Co 5.00%, 10/01/2022
(d ),( e)
572,000 14,546
Algonquin Power & Utilities Corp 6.20%,
07/01/2079
(e)
490,152 13,087
3 Month USD LIBOR + 4.01%
Algonquin Power & Utilities Corp 6.88%,
10/17/2078
(e)
1,930 51
3 Month USD LIBOR + 3.68%
CMS Energy Corp 5.88%, 03/01/2079 248,000 6,485
Dominion Energy Inc 5.25%, 07/30/2076 890,572 22,264
DTE Energy Co 5.25%, 12/01/2062 312,400 7,732
DTE Energy Co 5.25%, 12/01/2077 320,602 8,047
DTE Energy Co 5.38%, 06/01/2076 13,111 328
Duke Energy Corp 5.13%, 01/15/2073
(e)
348,923 8,751
Duke Energy Corp 5.75%, 06/15/2024
(d)
120,000 3,221
Entergy Arkansas LLC 4.90%, 12/01/2052
(e)
221,195 5,607
Entergy Louisiana LLC 4.70%, 06/01/2063
(e)
162,785 4,097
Entergy Louisiana LLC 4.88%, 09/01/2066
(e)
24,691 616
Entergy Louisiana LLC 5.25%, 07/01/2052 215,809 5,378
Entergy Texas Inc 5.38%, 10/15/2024
(d)
30,000 795
Entergy Texas Inc 5.63%, 06/01/2064 2,414 61
Georgia Power Co 5.00%, 10/01/2077 265,538 6,636
Integrys Holding Inc 6.00%, 08/01/2073 81,343 2,217
3 Month USD LIBOR + 3.22%
Interstate Power & Light Co 5.10%, 04/01/2020
(d ),( e)
493,973 12,399
National Rural Utilities Cooperative Finance Corp
5.50%, 05/15/2064
(e)
227,600 5,965
NextEra Energy Capital Holdings Inc 5.00%,
01/15/2073
477,663 11,846
NextEra Energy Capital Holdings Inc 5.13%,
11/15/2072
(e)
659,974 16,268
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
100,000 2,618
Southern Co/The 0.00%, 01/30/2080
(f)
240,000 5,926
Southern Co/The 5.25%, 12/01/2077 555,000 13,942
Southern Co/The 5.25%, 10/01/2076 100,961 2,529
$ 181,412
Food - 0.37%
Dairy Farmers of America Inc 7.88%,
04/01/2020
(d ),( g)
16,000 1,536
Dairy Farmers of America Inc 7.88%,
12/01/2025
(d ),( g)
236,300 22,685
$ 24,221
Gas - 0.02%
Entergy New Orleans LLC 5.00%, 12/01/2052 3,299 82
Entergy New Orleans LLC 5.50%, 04/01/2066 46,851 1,180
$ 1,262
Insurance - 2.13%
Allstate Corp/The 4.75%, 01/15/2025
(d ),( e)
170,000 4,298
Allstate Corp/The 5.10%, 01/15/2053
(e)
540,300 14,075
3 Month USD LIBOR + 3.17%
American Financial Group Inc/OH 5.88%,
03/30/2059
(e)
101,300 2,692
Arch Capital Group Ltd 5.25%, 09/29/2021
(d)
287,313 7,186
Arch Capital Group Ltd 5.45%, 08/17/2022
(d ),( e)
54,104 1,365
Axis Capital Holdings Ltd 5.50%, 11/07/2021
(d ),( e)
21,417 536
Equitable Holdings Inc 5.25%, 12/15/2024
(d)
475,000 11,875
Hartford Financial Services Group Inc/The
7.88%, 04/15/2042
1,048,434 28,696
3 Month USD LIBOR + 5.60%
MetLife Inc 0.00%, 03/15/2025
(d ),( f)
30,000 737
Prudential PLC 6.75%, 04/01/2020
(d ),( e)
18,931 492

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 29, 2020 (unaudited)
See accompanying notes.
182
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Reinsurance Group of America Inc 6.20%,
09/15/2042
581,128 $ 15,504
3 Month USD LIBOR + 4.37%
RenaissanceRe Holdings Ltd 5.38%, 04/01/2020
(d)
550,975 13,719
RenaissanceRe Holdings Ltd 5.75%, 06/30/2023
(d ),( e)
31,987 838
RenaissanceRe Holdings Ltd 6.08%, 03/26/2020
(d ),( e)
137,591 3,467
Voya Financial Inc 5.35%, 09/15/2029
(d ),( e)
76,389 1,990
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
WR Berkley Corp 5.63%, 04/30/2053 1,129,478 28,000
WR Berkley Corp 5.70%, 03/30/2058
(e)
3,100 80
WR Berkley Corp 5.75%, 06/01/2056
(e)
65,882 1,675
$ 137,225
REITs - 1.66%
Boston Properties Inc 5.25%, 04/01/2020
(d ),( e)
6,208 157
Digital Realty Trust Inc 5.20%, 10/10/2024
(d)
600 15
Digital Realty Trust Inc 5.85%, 03/13/2024
(d)
4,771 127
Digital Realty Trust Inc 5.88%, 04/01/2020
(d ),( e)
91,183 2,312
Digital Realty Trust Inc 6.35%, 08/24/2020
(d ),( e)
205,498 5,302
Diversified Healthcare Trust 5.63%, 08/01/2042 110,082 2,512
Diversified Healthcare Trust 6.25%, 02/01/2046
(e)
139,198 3,285
Federal Realty Investment Trust 5.00%,
09/29/2022
(d ),( e)
50,149 1,254
Kimco Realty Corp 5.25%, 12/20/2022
(d)
399,847 10,208
National Retail Properties Inc 5.20%, 10/11/2021
(d ),( e)
121,247 3,043
Prologis Inc 8.54%, 11/13/2026
(d)
167,700 11,907
PS Business Parks Inc 4.88%, 11/04/2024
(d)
3,957 97
PS Business Parks Inc 5.20%, 12/07/2022
(d)
3,332 84
PS Business Parks Inc 5.25%, 09/21/2022
(d ),( e)
57,755 1,461
Public Storage 4.70%, 11/15/2024
(d ),( e)
218 6
Public Storage 4.75%, 12/20/2024
(d ),( e)
186,600 4,740
Public Storage 4.90%, 10/14/2021
(d ),( e)
6,561 163
Public Storage 4.95%, 07/20/2021
(d)
122 3
Public Storage 5.05%, 08/09/2022
(d ),( e)
177,565 4,482
Public Storage 5.15%, 06/02/2022
(d ),( e)
2,000 51
Public Storage 5.20%, 04/01/2020
(d)
66,743 1,685
Public Storage 5.38%, 04/01/2020
(d)
3,000 75
Public Storage 5.60%, 03/11/2024
(d)
314,806 8,509
SITE Centers Corp 6.25%, 04/01/2020
(d ),( e)
10,783 263
SITE Centers Corp 6.38%, 06/05/2022
(d)
444,345 11,704
Vornado Realty Trust 5.25%, 12/13/2022
(d)
383,022 9,675
Vornado Realty Trust 5.40%, 04/01/2020
(d)
188,066 4,702
Vornado Realty Trust 5.70%, 04/01/2020
(d ),( e)
759,462 19,108
$ 106,930
Savings & Loans - 0.06%
New York Community Bancorp Inc 6.38%,
03/17/2027
(d ),( e)
14,862 396
3 Month USD LIBOR + 3.82%
People's United Financial Inc 5.63%, 12/15/2026
(d)
94,067 2,501
3 Month USD LIBOR + 4.02%
Sterling Bancorp/DE 6.50%, 10/15/2022
(d ),( e)
43,097 1,135
$ 4,032
Sovereign - 1.10%
CoBank ACB 6.13%, 07/01/2020
(d)
8,000 830
CoBank ACB 6.20%, 01/01/2025
(d)
65,000 7,008
3 Month USD LIBOR + 3.74%
CoBank ACB 6.25%, 10/01/2022
(d)
296,500 31,577
3 Month USD LIBOR + 4.56%
Farm Credit Bank of Texas 6.75%, 09/15/2023
(d ),( g)
270,500 28,944
3 Month USD LIBOR + 4.01%
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Sovereign (continued)
Farm Credit Bank of Texas 10.00%, 06/15/2020
(d)
2,350 $ 2,397
$ 70,756
Telecommunications - 3.48%
AT&T Inc 0.00%, 02/18/2025
(d ),( f)
2,880,000 70,243
AT&T Inc 5.00%, 12/12/2024
(d ),( e)
55,000 1,368
Centaur Funding Corp 0.00%, 04/21/2020
(f ),( g)
26,500 26,301
Centaur Funding Corp 9.08%, 04/21/2020
(c ),( g)
96,166 96,166
Telephone & Data Systems Inc 6.63%,
03/31/2045
103,789 2,652
Telephone & Data Systems Inc 7.00%,
03/15/2060
(e)
1,069,198 26,516
United States Cellular Corp 6.95%, 05/15/2060
(e)
50,354 1,268
$ 224,514
TOTAL PREFERRED STOCKS $ 1,062,667
BONDS - 81.17%
Principal
Amount (000's) Value (000's)
Automobile Manufacturers - 0.19%
General Motors Financial Co Inc
5.75%, 12 /31/2049
(d),(h)
$ 12,700 $ 12,446
3 Month USD LIBOR + 3.60%
Banks - 47.71%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 12 /31/2049
(d),(g),(h)
5,000 5,637
USD Swap Rate NY 5 Year + 5.17%
6.75%, 12 /31/2049
(d),(h)
2,700 3,044
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
6.50%, 12 /31/2049
(d),(h)
27,600 28,735
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.19%
Banco Santander SA
7.50%, 12 /31/2049
(d),(h)
22,400 24,022
USD Swap Semi-Annual 5 Year + 4.99%
Bank of America Corp
6.10%, 12 /31/2049
(d),(h)
5,000 5,543
3 Month USD LIBOR + 3.90%
6.25%, 12 /31/2049
(d),(h)
30,599 33,615
3 Month USD LIBOR + 3.71%
6.30%, 12 /31/2049
(d),(h)
46,830 52,840
3 Month USD LIBOR + 4.55%
6.50%, 12 /31/2049
(d),(h)
97,785 107,922
3 Month USD LIBOR + 4.17%
8.05%, 06 /15/2027 6,312 8,502
Bank of New York Mellon Corp/The
4.62%, 12 /31/2099
(d),(h)
33,927 35,369
3 Month USD LIBOR + 3.13%
4.95%, 12 /31/2049
(d),(h)
78,000 78,195
3 Month USD LIBOR + 3.42%
Barclays Bank PLC
6.86%, 12 /31/2049
(d),(h)
517 644
6 Month USD LIBOR + 1.73%
7.63%, 11 /21/2022 8,000 8,915
Barclays PLC
7.75%, 12 /31/2049
(d),(h)
47,300 50,729
USD Swap Semi-Annual 5 Year + 4.84%
7.88%, 12 /31/2049
(d),(h)
30,065 31,734
USD Swap Semi-Annual 5 Year + 6.77%
8.00%, 12 /31/2049
(d),(h)
67,803 74,499
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%
BNP Paribas SA
6.63%, 12 /31/2049
(d),(g),(h)
39,300 42,149
USD Swap Semi-Annual 5 Year + 4.15%
6.63%, 12 /31/2049
(d),(h)
8,700 9,331
USD Swap Rate NY 5 Year + 4.15%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 29, 2020 (unaudited)
See accompanying notes.
183
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
BNP Paribas SA   (continued)
7.00%, 12 /31/2049
(d),(g),(h)
$ 2,500 $ 2,873
USD Swap Semi-Annual 5 Year + 3.98%
7.19%, 12 /31/2049
(d),(h)
800 888
3 Month USD LIBOR + 1.29%
7.20%, 12 /31/2049
(d),(g),(h)
5,800 6,438
3 Month USD LIBOR + 1.29%
7.37%, 12 /31/2049
(d),(g),(h)
100 113
USD Swap Semi-Annual 5 Year + 5.15%
7.37%, 12 /31/2049
(d),(h)
13,000 14,723
USD Swap Semi-Annual 5 Year + 5.15%
7.63%, 12 /31/2049
(d),(g),(h)
58,198 60,308
USD Swap Semi-Annual 5 Year + 6.31%
7.63%, 12 /31/2049
(d),(h)
27,100 28,082
USD Swap Semi-Annual 5 Year + 6.31%
Citigroup Capital III
7.63%, 12 /01/2036 2,700 4,007
Citigroup Inc
5.90%, 12 /31/2049
(d),(h)
6,133 6,348
3 Month USD LIBOR + 4.23%
5.95%, 12 /31/2049
(d),(h)
24,100 25,017
3 Month USD LIBOR + 4.07%
5.95%, 12 /31/2049
(d),(h)
14,770 15,915
3 Month USD LIBOR + 3.91%
5.95%, 12 /31/2049
(d),(h)
9,000 9,131
3 Month USD LIBOR + 4.10%
6.13%, 12 /31/2049
(d),(h)
47,300 47,525
3 Month USD LIBOR + 4.48%
6.25%, 12 /31/2049
(d),(h)
86,582 97,864
3 Month USD LIBOR + 4.52%
Citizens Financial Group Inc
5.50%, 12 /31/2049
(d),(h)
7,500 7,462
3 Month USD LIBOR + 3.96%
6.00%, 12 /31/2049
(d),(h)
7,000 7,105
3 Month USD LIBOR + 3.00%
6.38%, 12 /31/2049
(d),(e),(h)
1,400 1,500
3 Month USD LIBOR + 3.16%
Corestates Capital III
2.26%, 02 /15/2027
(g)
18,621 17,690
3 Month USD LIBOR + 0.57%
Credit Agricole SA
7.88%, 12 /31/2049
(d),(g),(h)
29,540 32,716
USD Swap Semi-Annual 5 Year + 4.90%
7.88%, 12 /31/2049
(d),(h)
6,500 7,199
USD Swap Semi-Annual 5 Year + 4.90%
8.13%, 12 /31/2049
(d),(g),(h)
31,068 36,677
USD Swap Semi-Annual 5 Year + 6.19%
Credit Suisse AG
6.50%, 08 /08/2023
(g)
23,254 25,997
6.50%, 08 /08/2023 6,000 6,708
Credit Suisse Group AG
5.10%, 12 /31/2049
(d),(g),(h)
21,300 21,193
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.29%
6.25%, 12 /31/2049
(d),(g),(h)
3,000 3,228
USD Swap Semi-Annual 5 Year + 3.46%
6.25%, 12 /31/2049
(d),(h)
1,475 1,587
USD Swap Semi-Annual 5 Year + 3.46%
6.38%, 12 /31/2099
(d),(g),(h)
14,200 15,176
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%
7.13%, 12 /31/2049
(d),(h)
24,838 26,235
USD Swap Semi-Annual 5 Year + 5.11%
7.50%, 12 /31/2049
(d),(g),(h)
6,500 7,016
USD Swap Semi-Annual 5 Year + 4.60%
7.50%, 12 /31/2049
(d),(g),(h)
72,040 79,705
USD Swap Semi-Annual 5 Year + 4.60%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Credit Suisse Group AG   (continued)
7.50%, 12 /31/2049
(d),(h)
$ 3,000 $ 3,319
USD Swap Semi-Annual 5 Year + 4.60%
Danske Bank A/S
6.13%, 12 /31/2099
(d),(h)
2,500 2,559
USD Swap Semi-Annual 7 Year + 3.90%
7.00%, 12 /31/2049
(d),(h)
19,645 21,290
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%
Fifth Third Bancorp
5.10%, 12 /31/2049
(d),(h)
1,403 1,391
3 Month USD LIBOR + 3.03%
First Maryland Capital I
2.83%, 01 /15/2027 2,000 1,900
3 Month USD LIBOR + 1.00%
First Union Capital II
7.95%, 11 /15/2029 3,700 5,160
Goldman Sachs Group Inc/The
4.95%, 12 /31/2049
(d),(h)
13,000 13,209
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.38%, 12 /31/2049
(d),(h)
11,300 11,323
3 Month USD LIBOR + 3.92%
5.50%, 12 /31/2049
(d),(e),(h)
13,750 14,437
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
HSBC Capital Funding Dollar 1 LP
10.18%, 12 /31/2049
(d),(g),(h)
56,967 91,717
3 Month USD LIBOR + 4.98%
10.18%, 12 /31/2049
(d),(h)
34,808 56,041
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
6.00%, 12 /31/2099
(d),(h)
15,900 16,536
USD Swap Rate NY 5 Year + 3.75%
6.37%, 12 /31/2049
(d),(h)
14,800 15,544
USD Swap Rate NY 5 Year + 4.37%
6.38%, 12 /31/2049
(d),(h)
3,300 3,436
USD Swap Rate NY 5 Year + 3.71%
6.50%, 12 /31/2099
(d),(h)
25,600 27,712
USD Swap Rate NY 5 Year + 3.61%
6.87%, 12 /31/2049
(d),(h)
54,800 56,581
USD Swap Rate NY 5 Year + 5.51%
ING Groep NV
5.75%, 12 /31/2049
(d),(h)
14,075 14,684
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
6.50%, 12 /31/2049
(d),(h)
35,300 37,467
USD Swap Semi-Annual 5 Year + 4.45%
6.87%, 12 /31/2049
(d),(h)
25,320 26,554
USD Swap Semi-Annual 5 Year + 5.12%
Intesa Sanpaolo SpA
7.70%, 12 /31/2049
(d),(g),(h)
2,900 3,154
USD Swap Semi-Annual 5 Year + 5.46%
JPMorgan Chase & Co
4.60%, 12 /31/2099
(d),(h)
33,179 33,212
United States Secured Overnight Financing
Rate + 3.13%
5.24%, 12 /31/2049
(d)
24,199 24,151
3 Month USD LIBOR + 3.47%
5.30%, 12 /31/2099
(d),(h)
16,218 16,294
3 Month USD LIBOR + 3.80%
6.13%, 12 /31/2049
(d),(h)
7,706 8,241
3 Month USD LIBOR + 3.33%
6.75%, 12 /31/2049
(d),(h)
143,515 160,537
3 Month USD LIBOR + 3.78%
KeyCorp
5.00%, 12 /31/2049
(d),(h)
20,101 20,905
3 Month USD LIBOR + 3.61%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 29, 2020 (unaudited)
See accompanying notes.
184
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
KeyCorp Capital III
7.75%, 07 /15/2029 $ 3,500 $ 4,728
Lloyds Bank PLC
12.00%, 12 /31/2049
(d),(g),(h)
39,250 47,290
3 Month USD LIBOR + 11.76%
12.00%, 12 /31/2049
(d),(h)
46,889 56,494
3 Month USD LIBOR + 11.76%
Lloyds Banking Group PLC
6.41%, 12 /31/2049
(d),(g),(h)
12,674 15,098
3 Month USD LIBOR + 1.50%
6.66%, 01 /29/2049
(d),(e),(g),(h)
48,685 60,187
3 Month USD LIBOR + 1.27%
7.50%, 12 /31/2049
(d),(h)
47,496 51,593
USD Swap Semi-Annual 5 Year + 4.76%
7.50%, 12 /31/2049
(d),(h)
22,500 25,017
USD Swap Semi-Annual 5 Year + 4.50%
M&T Bank Corp
5.12%, 12 /31/2049
(d),(h)
12,500 13,406
3 Month USD LIBOR + 3.52%
6.45%, 12 /31/2049
(d),(h)
6,615 7,267
3 Month USD LIBOR + 3.61%
Morgan Stanley
5.55%, 12 /31/2049
(d),(h)
8,500 8,560
3 Month USD LIBOR + 3.81%
Nordea Bank Abp
6.13%, 12 /31/2049
(d),(g),(h)
42,131 44,690
USD Swap Semi-Annual 5 Year + 3.39%
6.13%, 12 /31/2049
(d),(h)
8,235 8,735
USD Swap Semi-Annual 5 Year + 3.39%
6.63%, 12 /31/2099
(d),(g),(h)
23,420 25,938
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
Northern Trust Corp
4.60%, 12 /31/2049
(d),(h)
4,400 4,767
3 Month USD LIBOR + 3.20%
NTC Capital I
2.35%, 01 /15/2027 5,500 5,225
3 Month USD LIBOR + 0.52%
NTC Capital II
2.42%, 04 /15/2027 6,500 6,175
3 Month USD LIBOR + 0.59%
PNC Financial Services Group Inc/The
6.75%, 12 /31/2049
(d),(h)
37,635 39,517
3 Month USD LIBOR + 3.68%
RBS Capital Trust II
6.43%, 12 /31/2049
(d),(h)
2,750 3,932
3 Month USD LIBOR + 1.94%
Royal Bank of Scotland Group PLC
4.26%, 12 /31/2049
(d)
1,900 1,886
3 Month USD LIBOR + 2.32%
7.50%, 12 /31/2049
(d),(h)
54,281 54,790
USD Swap Semi-Annual 5 Year + 5.80%
7.65%, 12 /31/2049
(d),(h)
28,946 42,216
3 Month USD LIBOR + 2.50%
8.00%, 12 /31/2049
(d),(h)
7,825 8,921
USD Swap Semi-Annual 5 Year + 5.72%
8.62%, 12 /31/2049
(d),(h)
18,295 19,356
USD Swap Semi-Annual 5 Year + 7.60%
Skandinaviska Enskilda Banken AB
5.63%, 12 /31/2049
(d),(h)
5,000 5,113
USD Swap Semi-Annual 5 Year + 3.49%
5.75%, 12 /31/2049
(d),(h)
8,100 8,098
USD Swap Semi-Annual 5 Year + 3.85%
Societe Generale SA
7.37%, 12 /31/2049
(d),(h)
14,120 14,762
USD Swap Semi-Annual 5 Year + 6.24%
7.38%, 12 /31/2049
(d),(g),(h)
16,800 18,291
USD Swap Semi-Annual 5 Year + 4.30%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Societe Generale SA   (continued)
7.38%, 12 /31/2049
(d),(g),(h)
$ 25,326 $ 26,478
USD Swap Semi-Annual 5 Year + 6.24%
7.88%, 12 /31/2049
(d),(g),(h)
500 551
USD Swap Semi-Annual 5 Year + 4.98%
7.88%, 12 /31/2049
(d),(e),(h)
14,000 15,426
USD Swap Semi-Annual 5 Year + 4.98%
8.00%, 12 /31/2049
(d),(g),(h)
23,900 27,748
USD Swap Rate NY 5 Year + 5.87%
8.00%, 12 /31/2049
(d),(h)
9,000 10,449
USD Swap Rate NY 5 Year + 5.87%
Standard Chartered PLC
7.01%, 12 /31/2049
(d),(g),(h)
41,500 51,015
3 Month USD LIBOR + 1.46%
7.01%, 12 /31/2049
(d),(h)
19,800 24,340
3 Month USD LIBOR + 1.46%
7.50%, 12 /31/2049
(d),(g),(h)
17,700 18,497
USD Swap Semi-Annual 5 Year + 6.30%
7.50%, 12 /31/2049
(d),(h)
10,500 10,973
USD Swap Semi-Annual 5 Year + 6.30%
7.75%, 12 /31/2049
(d),(g),(h)
11,000 11,853
USD Swap Semi-Annual 5 Year + 5.72%
State Street Corp
5.25%, 12 /31/2049
(d),(h)
4,000 4,053
3 Month USD LIBOR + 3.60%
Svenska Handelsbanken AB
5.25%, 12 /31/2049
(d),(h)
29,400 29,683
USD Swap Semi-Annual 5 Year + 3.34%
Swedbank AB
6.00%, 12 /31/2049
(d),(h)
5,200 5,363
USD Swap Semi-Annual 5 Year + 4.11%
Truist Bank
2.36%, 05 /15/2027 10,900 10,328
3 Month USD LIBOR + 0.67%
2.54%, 03 /15/2028 9,022 8,503
3 Month USD LIBOR + 0.65%
2.89%, 04 /01/2027 7,000 6,720
3 Month USD LIBOR + 0.98%
Truist Financial Corp
4.80%, 12 /31/2099
(d),(h)
97,900 98,617
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
5.75%, 12 /31/2049
(d)
4,400 4,407
3 Month USD LIBOR + 3.86%
UBS Group AG
6.88%, 12 /31/2049
(d),(h)
12,078 12,425
USD Swap Rate NY 5 Year + 5.50%
6.88%, 12 /31/2049
(d),(h)
11,933 13,022
USD Swap Semi-Annual 5 Year + 4.59%
7.00%, 12 /31/2049
(d),(g),(h)
19,500 20,796
USD Swap Semi-Annual 5 Year + 4.34%
7.00%, 12 /31/2049
(d),(h)
10,800 11,518
USD Swap Semi-Annual 5 Year + 4.34%
7.00%, 12 /31/2049
(d),(h)
20,700 23,013
USD Swap Semi-Annual 5 Year + 4.87%
UniCredit SpA
8.00%, 12 /31/2049
(d),(h)
21,000 22,418
USD Swap Semi-Annual 5 Year + 5.18%
US Bancorp
5.12%, 12 /31/2049
(d),(h)
21,400 22,000
3 Month USD LIBOR + 3.49%
USB Realty Corp
2.98%, 12 /31/2049
(d),(g)
1,500 1,352
3 Month USD LIBOR + 1.15%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 29, 2020 (unaudited)
See accompanying notes.
185
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co
5.66%, 12 /31/2049
(d)
$ 23,170 $ 23,170
3 Month USD LIBOR + 3.77%
5.87%, 12 /31/2049
(d),(h)
50,300 55,707
3 Month USD LIBOR + 3.99%
$ 3,077,682
Diversified Financial Services - 1.27%
Capital One Financial Corp
5.55%, 12 /31/2049
(d),(h)
20,430 20,341
3 Month USD LIBOR + 3.80%
Charles Schwab Corp/The
7.00%, 12 /31/2049
(d),(h)
28,358 30,538
3 Month USD LIBOR + 4.82%
Depository Trust & Clearing Corp/The
4.88%, 12 /31/2049
(d),(g),(h)
31,000 30,922
3 Month USD LIBOR + 3.17%
$ 81,801
Electric - 4.80%
Dominion Energy Inc
4.65%, 12 /31/2099
(d),(h)
63,220 65,318
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
Duke Energy Corp
4.88%, 12 /31/2099
(d),(h)
26,500 27,324
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
Emera Inc
6.75%, 06 /15/2076
(h)
64,395 74,641
3 Month USD LIBOR + 5.44%
Enel SpA
8.75%, 09 /24/2073
(g),(h)
51,716 60,120
USD Swap Semi-Annual 5 Year + 5.88%
National Rural Utilities Cooperative Finance Corp
5.25%, 04 /20/2046
(h)
22,969 25,628
3 Month USD LIBOR + 3.63%
NextEra Energy Capital Holdings Inc
3.98%, 10 /01/2066 23,474 22,418
3 Month USD LIBOR + 2.07%
4.02%, 06 /15/2067 8,920 8,717
3 Month USD LIBOR + 2.13%
4.80%, 12 /01/2077
(h)
2,300 2,461
3 Month USD LIBOR + 2.41%
5.65%, 05 /01/2079
(h)
800 908
3 Month USD LIBOR + 3.16%
PPL Capital Funding Inc
4.63%, 03 /30/2067 15,700 15,377
3 Month USD LIBOR + 2.67%
Southern Co/The
5.50%, 03 /15/2057
(h)
6,500 6,694
3 Month USD LIBOR + 3.63%
$ 309,606
Food - 0.13%
Dairy Farmers of America Inc
7.13%, 12 /31/2049
(d),(g)
8,700 8,178
Gas - 0.28%
NiSource Inc
5.65%, 12 /31/2049
(d),(h)
17,900 18,258
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.84%
Insurance - 21.63%
ACE Capital Trust II
9.70%, 04 /01/2030 14,970 22,455
AIG Life Holdings Inc
8.50%, 07 /01/2030 31,200 43,681
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Allstate Corp/The
5.75%, 08 /15/2053
(h)
$ 11,754 $ 12,694
3 Month USD LIBOR + 2.94%
6.50%, 05 /15/2067
(h)
11,905 15,119
3 Month USD LIBOR + 2.12%
American International Group Inc
5.75%, 04 /01/2048
(e),(h)
48,701 53,875
3 Month USD LIBOR + 2.87%
8.18%, 05 /15/2068
(h)
22,300 30,439
3 Month USD LIBOR + 4.20%
Aon Corp
8.21%, 01 /01/2027 4,750 6,139
Argentum Netherlands BV for Swiss Re Ltd
5.63%, 08 /15/2052
(h)
54,000 59,805
3 Month USD LIBOR + 3.78%
5.75%, 08 /15/2050
(h)
34,400 37,737
3 Month USD LIBOR + 3.59%
Argentum Netherlands BV for Zurich Insurance
Co Ltd
5.13%, 06 /01/2048
(h)
6,290 7,030
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
AXA SA
6.38%, 12 /31/2049
(d),(g),(h)
27,793 36,826
3 Month USD LIBOR + 2.26%
8.60%, 12 /15/2030 10,797 15,966
AXIS Specialty Finance LLC
4.90%, 01 /15/2040
(h)
4,500 4,455
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.19%
Cloverie PLC for Swiss Re Corporate Solutions
Ltd
4.50%, 09 /11/2044
(h)
20,000 20,710
USD Swap Semi-Annual 10 Year + 2.91%
Cloverie PLC for Zurich Insurance Co Ltd
5.63%, 06 /24/2046
(h)
5,000 5,661
3 Month USD LIBOR + 4.92%
Dai-ichi Life Insurance Co Ltd/The
7.25%, 12 /31/2049
(d),(g),(h)
13,250 14,156
3 Month USD LIBOR + 4.56%
Everest Reinsurance Holdings Inc
4.08%, 05 /01/2067 27,820 27,124
3 Month USD LIBOR + 2.39%
Hartford Financial Services Group Inc/The
3.82%, 02 /12/2067
(g)
5,685 5,401
3 Month USD LIBOR + 2.13%
Legal & General Group PLC
5.25%, 03 /21/2047
(h)
52,754 56,711
USD Swap Semi-Annual 5 Year + 3.69%
Liberty Mutual Group Inc
7.80%, 03 /07/2087
(g)
76,240 98,731
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10 /15/2097
(g)
20,025 34,068
Lincoln National Corp
3.86%, 04 /20/2067 60,769 50,742
3 Month USD LIBOR + 2.04%
4.05%, 05 /17/2066 9 8
3 Month USD LIBOR + 2.36%
M&G PLC
6.50%, 10 /20/2048
(h)
16,188 18,802
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.41%
Meiji Yasuda Life Insurance Co
5.10%, 04 /26/2048
(e),(g),(h)
13,800 15,831
USD Swap Rate NY 5 Year + 3.15%
5.20%, 10 /20/2045
(g),(h)
14,545 16,317
USD Swap Semi-Annual 5 Year + 4.23%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 29, 2020 (unaudited)
See accompanying notes.
186
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
MetLife Capital Trust IV
7.88%, 12 /15/2067
(g)
$ 24,540 $ 33,006
MetLife Inc
5.25%, 12 /31/2049
(d),(h)
1,000 999
3 Month USD LIBOR + 3.58%
6.40%, 12 /15/2066 20,770 25,655
3 Month USD LIBOR + 2.21%
9.25%, 04 /08/2068
(g)
49,075 73,122
3 Month USD LIBOR + 5.54%
10.75%, 08 /01/2069
(h)
50,223 83,621
3 Month USD LIBOR + 7.55%
Mitsui Sumitomo Insurance Co Ltd
4.95%, 12 /31/2049
(d),(h)
520 596
USD Swap Semi-Annual 5 Year + 3.26%
4.95%, 12 /31/2099
(d),(g),(h)
6,800 7,795
USD Swap Semi-Annual 5 Year + 3.26%
7.00%, 03 /15/2072
(g),(h)
10,700 11,690
3 Month USD LIBOR + 5.90%
MMI Capital Trust I
7.63%, 12 /15/2027 1,073 1,389
Nationwide Financial Services Inc
6.75%, 05 /15/2087 79,015 96,793
Nippon Life Insurance Co
4.70%, 01 /20/2046
(g),(h)
5,000 5,513
USD Swap Rate NY 5 Year + 3.75%
5.10%, 10 /16/2044
(g),(h)
26,700 29,103
USD Swap Rate NY 5 Year + 3.65%
Progressive Corp/The
5.38%, 12 /31/2049
(d),(h)
4,750 4,999
3 Month USD LIBOR + 2.54%
Prudential Financial Inc
5.63%, 06 /15/2043
(h)
79,130 83,265
3 Month USD LIBOR + 3.92%
5.88%, 09 /15/2042
(h)
45,255 48,055
3 Month USD LIBOR + 4.18%
QBE Insurance Group Ltd
5.88%, 06 /17/2046
(h)
3,100 3,399
USD Swap Rate NY 10 Year + 4.40%
Reinsurance Group of America Inc
4.56%, 12 /15/2065 2,687 2,580
3 Month USD LIBOR + 2.67%
Sompo Japan Nipponkoa Insurance Inc
5.33%, 03 /28/2073
(g),(h)
60,300 64,220
3 Month USD LIBOR + 4.27%
Sumitomo Life Insurance Co
6.50%, 09 /20/2073
(g),(h)
15,500 17,438
3 Month USD LIBOR + 4.44%
Voya Financial Inc
5.65%, 05 /15/2053
(h)
77,926 83,304
3 Month USD LIBOR + 3.58%
6.13%, 12 /31/2049
(d),(h)
8,150 8,424
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 1,395,449
Mining - 0.47%
BHP Billiton Finance USA Ltd
6.75%, 10 /19/2075
(g),(h)
25,842 30,041
USD Swap Semi-Annual 5 Year + 5.09%
Pipelines - 3.31%
Enbridge Inc
6.00%, 01 /15/2077
(h)
29,238 30,334
3 Month USD LIBOR + 3.89%
6.25%, 03 /01/2078
(h)
39,048 41,000
3 Month USD LIBOR + 3.64%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Enterprise Products Operating LLC
5.25%, 08 /16/2077
(h)
$ 44,200 $ 44,863
3 Month USD LIBOR + 3.03%
5.38%, 02 /15/2078
(h)
5,000 4,954
3 Month USD LIBOR + 2.57%
Transcanada Trust
5.50%, 09 /15/2079
(h)
39,340 41,465
3 Month USD LIBOR + 4.15%
5.63%, 05 /20/2075
(h)
6,000 6,135
3 Month USD LIBOR + 3.53%
5.87%, 08 /15/2076
(h)
41,581 44,700
3 Month USD LIBOR + 4.64%
$ 213,451
Sovereign - 0.32%
CoBank ACB
6.25%, 12 /31/2049
(d),(h)
16,400 17,548
3 Month USD LIBOR + 4.66%
Farm Credit Bank of Texas
6.20%, 12 /31/2049
(d),(g),(h)
3,000 3,212
3 Month USD LIBOR + 3.22%
$ 20,760
Telecommunications - 0.46%
Koninklijke KPN NV
7.00%, 03 /28/2073
(e),(g),(h)
13,126 14,045
USD Swap Semi-Annual 10 Year + 5.21%
7.00%, 03 /28/2073
(h)
8,000 8,560
USD Swap Semi-Annual 10 Year + 5.21%
Vodafone Group PLC
7.00%, 04 /04/2079
(h)
5,900 6,812
USD Swap Semi-Annual 5 Year + 4.87%
$ 29,417
Transportation - 0.60%
BNSF Funding Trust I
6.61%, 12 /15/2055
(h)
35,709 38,566
3 Month USD LIBOR + 2.35%
TOTAL BONDS $ 5,235,655
TOTAL PURCHASED OPTIONS - 0.00% $ 75
Total Investments $ 6,480,442
Other Assets and Liabilities -  (0.46)% (29,873)
TOTAL NET ASSETS - 100.00% $ 6,450,569
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $32,740 or 0.51% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(e) Security or a portion of the security was on loan at the end of the period.
(f) Non-income producing security
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,606,938 or 24.91% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 29, 2020 (unaudited)
See accompanying notes.
187
Portfolio Summary  ( unaudited)
Sector Percent
Financial 79.93%
Utilities 7.91%
Communications 3.94%
Energy 3.31%
Money Market Funds 2.19%
Government 1.42%
Industrial 0.60%
Consumer, Non-cyclical 0.50%
Basic Materials 0.47%
Consumer, Cyclical 0.19%
Purchased Options 0.00%
Other Assets and Liabilities
(0.46)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2019 Purchases Sales February 29, 2020
Value Cost Proceeds Value
Centaur Funding Corp 9.08% 04/21/2020 $ 99,772 $ — $ — $ 96,166
Principal Government Money Market Fund 1.43% 98,550 1,092,065 1,062,143 128,472
$ 198,322 $ 1,092,065 $ 1,062,143 $ 224,638
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Centaur Funding Corp 9.08% 04/21/2020 $ 2,183 $ — $ — $ (3,606)
Principal Government Money Market Fund 1.43% 1,598 — — —
$ 3,781 $ — $ — $ (3,606)
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - US Long Bond Future; June
2020
N/A 50 $ 50 $ 171.00 03/09/2020 $ 86 $ 75 $ (11)
Total $ 86 $ 75 $ (11)
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US Long Bond; June 2020 Short 50 $ 8,513 $ (13)
Total $ (13)
Amounts in thousands except contracts.

Schedule of Investments
SystematEx International Fund
February 29, 2020 (unaudited)
See accompanying notes.
188
INVESTMENT COMPANIES - 1.86% Shares Held Value (000's)
Money Market Funds - 1.86%
BlackRock Liquidity FedFund 1.48%
(a),(b)
3,483,433 $ 3,48 3
Principal Government Money Market Fund
1.43%
(a),(c)
535,140 535
$ 4,01 8
TOTAL INVESTMENT COMPANIES $ 4,01 8
COMMON STOCKS - 99.56% Shares Held Value (000's)
Aerospace & Defense - 1.04%
BAE Systems PLC 181,363 1,434
Safran SA 5,842 809
$ 2,243
Agriculture - 1.74%
British American Tobacco PLC 28,005 1,107
Imperial Brands PLC 21,818 441
Japan Tobacco Inc 61,900 1,224
Swedish Match AB 16,740 982
$ 3,754
Airlines - 1.08%
Deutsche Lufthansa AG 25,982 344
Japan Airlines Co Ltd 31,200 768
Qantas Airways Ltd 336,987 1,232
$ 2,344
Apparel - 1.00%
Adidas AG 2,123 598
Kering SA 1,120 632
LVMH Moet Hennessy Louis Vuitton SE 2,213 923
$ 2,153
Automobile Manufacturers - 3.69%
Fiat Chrysler Automobiles NV 70,184 884
Honda Motor Co Ltd 57,500 1,475
Peugeot SA 44,995 872
Subaru Corp 46,900 1,135
Toyota Motor Corp 36,800 2,417
Volvo AB - B Shares 75,748 1,189
$ 7,972
Automobile Parts & Equipment - 0.52%
Cie Generale des Etablissements Michelin SCA 4,887 524
Denso Corp 15,600 600
$ 1,124
Banks - 8.41%
Australia & New Zealand Banking Group Ltd 21,000 339
Banco Santander SA 168,420 623
BNP Paribas SA 19,294 936
Commonwealth Bank of Australia 21,344 1,146
Credit Agricole SA 72,346 870
Credit Suisse Group AG
(d)
138,864 1,560
DBS Group Holdings Ltd 41,000 717
HSBC Holdings PLC
(e)
274,434 1,854
ING Groep NV 40,109 384
Intesa Sanpaolo SpA 465,288 1,131
Israel Discount Bank Ltd 122,218 509
Lloyds Banking Group PLC 583,277 379
Macquarie Group Ltd 5,548 493
Mediobanca Banca di Credito Finanziario SpA 108,866 990
Mitsubishi UFJ Financial Group Inc 158,100 772
Mizuho Financial Group Inc 1,623,000 2,196
National Australia Bank Ltd 21,864 360
Oversea-Chinese Banking Corp Ltd 47,300 364
Skandinaviska Enskilda Banken AB 25,104 241
Standard Chartered PLC 35,695 258
Sumitomo Mitsui Financial Group Inc 22,500 714
UBS Group AG
(d)
44,885 494
United Overseas Bank Ltd 22,100 394
Westpac Banking Corp 30,869 473
$ 18,197
Beverages - 0.24%
Asahi Group Holdings Ltd 13,600 521
Biotechnology - 0.53%
CSL Ltd 5,639 1,152
COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials - 1.54%
Cie de Saint-Gobain 13,558 $ 479
CRH PLC 14,386 485
HeidelbergCement AG 7,720 463
LafargeHolcim Ltd
(d)
40,885 1,903
$ 3,330
Chemicals - 2.16%
BASF SE 16,065 951
Brenntag AG 9,404 426
Covestro AG
(f)
19,359 750
Evonik Industries AG 21,488 538
Israel Chemicals Ltd 210,786 767
Mitsubishi Chemical Holdings Corp 120,700 807
Sumitomo Chemical Co Ltd 121,900 444
$ 4,683
Commercial Services - 0.99%
Amadeus IT Group SA 9,305 660
Ashtead Group PLC 33,691 1,056
Securitas AB 30,863 419
$ 2,135
Computers - 1.82%
Capgemini SE 5,650 626
Computershare Ltd 53,609 543
Fujitsu Ltd 11,500 1,199
NEC Corp 41,700 1,566
$ 3,934
Cosmetics & Personal Care - 1.29%
Essity AB 23,600 711
Unilever NV 28,271 1,493
Unilever PLC 10,942 588
$ 2,792
Distribution & Wholesale - 3.01%
Ferguson PLC 9,229 804
ITOCHU Corp 85,500 1,938
Marubeni Corp 66,800 442
Mitsubishi Corp 43,400 1,080
Mitsui & Co Ltd 82,500 1,363
Sumitomo Corp 62,000 890
$ 6,517
Diversified Financial Services - 0.85%
Nomura Holdings Inc 196,800 869
ORIX Corp 23,000 373
Singapore Exchange Ltd 95,800 591
$ 1,833
Electric - 3.42%
EDP - Energias de Portugal SA 162,991 761
Endesa SA 18,904 486
Enel SpA 305,879 2,567
Engie SA 122,185 2,040
Origin Energy Ltd 173,815 804
Red Electrica Corp SA 28,393 543
RWE AG 5,553 193
$ 7,394
Electrical Components & Equipment - 0.71%
Brother Industries Ltd 23,100 409
Schneider Electric SE 11,071 1,125
$ 1,534
Electronics - 0.25%
Assa Abloy AB 24,017 540
Engineering & Construction - 2.46%
ACS Actividades de Construccion y Servicios SA 28,974 864
ACS Actividades de Construccion y Servicios
SA - Rights
(d)
28,974 13
Aena SME SA
(f)
2,964 477
Bouygues SA 16,709 661
Eiffage SA 6,133 656
Kajima Corp 34,000 364
Obayashi Corp 53,900 544
Skanska AB 36,919 813

Schedule of Investments
SystematEx International Fund
February 29, 2020 (unaudited)
See accompanying notes.
189
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
Vinci SA 9,224 $ 932
$ 5,324
Entertainment - 1.01%
Aristocrat Leisure Ltd 51,414 1,128
Genting Singapore Ltd 1,788,300 1,054
$ 2,182
Food - 7.73%
Carrefour SA 61,401 1,061
Colruyt SA 8,999 417
J Sainsbury PLC 188,946 479
Koninklijke Ahold Delhaize NV 87,110 2,035
METRO AG 31,262 365
Nestle SA 28,815 2,965
Orkla ASA 100,376 854
Seven & i Holdings Co Ltd 34,000 1,157
Tate & Lyle PLC 94,894 865
Tesco PLC 716,243 2,134
WH Group Ltd
(f)
2,026,680 2,127
Wilmar International Ltd 120,900 349
Wm Morrison Supermarkets PLC
(e)
546,843 1,224
Woolworths Group Ltd 26,938 689
$ 16,721
Forest Products & Paper - 0.70%
Stora Enso Oyj 49,197 583
UPM-Kymmene Oyj 30,541 940
$ 1,523
Gas - 1.22%
Centrica PLC 979,285 907
Enagas SA 26,457 687
National Grid PLC 50,725 639
Snam SpA 81,665 405
$ 2,638
Healthcare - Products - 2.45%
Alcon Inc
(d)
40,357 2,468
Koninklijke Philips NV 29,307 1,255
Siemens Healthineers AG
(f)
10,795 441
Smith & Nephew PLC 51,039 1,145
$ 5,309
Healthcare - Services - 1.37%
Fresenius Medical Care AG & Co KGaA 16,608 1,281
Fresenius SE & Co KGaA 18,362 871
Sonic Healthcare Ltd 42,186 801
$ 2,953
Holding Companies - Diversified - 0.69%
CK Hutchison Holdings Ltd 169,500 1,498
Home Builders - 3.25%
Barratt Developments PLC 131,525 1,299
Berkeley Group Holdings PLC 7,095 438
Daiwa House Industry Co Ltd 45,200 1,247
Persimmon PLC 28,540 1,055
Sekisui House Ltd 54,000 1,059
Taylor Wimpey PLC 735,523 1,942
$ 7,040
Home Furnishings - 2.02%
Panasonic Corp 182,700 1,733
Sony Corp 42,600 2,626
$ 4,359
Insurance - 6.34%
AIA Group Ltd 158,200 1,586
Allianz SE 6,035 1,315
Assicurazioni Generali SpA 31,549 570
Aviva PLC 73,562 337
AXA SA 35,758 831
CNP Assurances 23,127 363
Dai-ichi Life Holdings Inc 30,100 408
Hannover Rueck SE 2,831 513
Insurance Australia Group Ltd 32,405 136
Manulife Financial Corp 78,600 1,321
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
MS&AD Insurance Group Holdings Inc 17,600 $ 567
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen
3,142 814
Prudential PLC 19,823 330
Sompo Holdings Inc 13,900 514
Sun Life Financial Inc 15,400 665
Swiss Life Holding AG 1,593 731
Swiss Re AG 15,888 1,511
Tokio Marine Holdings Inc 8,300 444
Zurich Insurance Group AG 1,965 761
$ 13,717
Investment Companies - 0.13%
Investor AB 5,657 283
Iron & Steel - 1.23%
ArcelorMittal SA 43,965 626
BlueScope Steel Ltd 143,120 1,119
Fortescue Metals Group Ltd 135,831 908
$ 2,653
Machinery - Construction & Mining - 0.92%
Hitachi Ltd 45,300 1,513
Sandvik AB 29,224 487
$ 2,000
Machinery - Diversified - 0.54%
Atlas Copco AB - A Shares 18,228 650
CNH Industrial NV 54,798 510
$ 1,160
Media - 0.69%
Bollore SA 215,690 746
ITV PLC 211,446 321
RTL Group SA 10,133 427
$ 1,494
Metal Fabrication & Hardware - 0.31%
SKF AB 37,949 671
Mining - 2.43%
Anglo American PLC 34,735 817
BHP Group Ltd 28,564 621
BHP Group PLC 28,249 516
Boliden AB 29,078 611
Glencore PLC
(d)
547,340 1,382
Rio Tinto Ltd 6,720 386
Rio Tinto PLC 19,484 917
$ 5,250
Miscellaneous Manufacturers - 0.25%
Siemens AG 5,341 550
Office & Business Equipment - 1.70%
Canon Inc 76,100 1,915
FUJIFILM Holdings Corp 22,600 1,097
Konica Minolta Inc 123,100 674
$ 3,686
Oil & Gas - 4.64%
BP PLC 260,236 1,352
Equinor ASA 23,529 362
JXTG Holdings Inc 84,150 341
Neste Oyj 38,220 1,528
OMV AG 10,930 458
Repsol SA 70,695 799
Royal Dutch Shell PLC - A Shares 89,185 1,925
Royal Dutch Shell PLC - B Shares 41,172 892
Santos Ltd 179,974 821
TOTAL SA 36,272 1,568
$ 10,046
Pharmaceuticals - 8.08%
Astellas Pharma Inc 139,000 2,179
AstraZeneca PLC 15,505 1,361
Bayer AG 16,292 1,185
GlaxoSmithKline PLC 164,582 3,321
Merck KGaA 7,245 882
Novartis AG 21,511 1,810

Schedule of Investments
SystematEx International Fund
February 29, 2020 (unaudited)
See accompanying notes.
190
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Novo Nordisk A/S 28,922 $ 1,694
Otsuka Holdings Co Ltd 12,100 453
Roche Holding AG 5,265 1,693
Sanofi 16,720 1,559
Shionogi & Co Ltd 13,400 721
UCB SA 6,623 613
$ 17,471
Private Equity - 0.66%
3i Group PLC 66,743 879
Partners Group Holding AG 633 549
$ 1,428
Real Estate - 1.71%
Aroundtown SA 143,659 1,248
Mitsui Fudosan Co Ltd 48,600 1,116
Sumitomo Realty & Development Co Ltd 28,300 882
Wheelock & Co Ltd 59,230 455
$ 3,701
REITs - 0.75%
Ascendas Real Estate Investment Trust 270,500 598
Mapletree Commercial Trust 671,700 1,018
$ 1,616
Retail - 1.73%
Harvey Norman Holdings Ltd 186,565 456
Hennes & Mauritz AB 57,392 1,042
Industria de Diseno Textil SA 23,497 733
JD Sports Fashion PLC 53,347 510
Wesfarmers Ltd 37,076 992
$ 3,733
Semiconductors - 1.33%
NXP Semiconductors NV 7,652 870
STMicroelectronics NV 43,766 1,208
SUMCO Corp 53,300 807
$ 2,885
Shipbuilding - 0.33%
Yangzijiang Shipbuilding Holdings Ltd 1,016,700 706
Telecommunications - 6.71%
Altice Europe NV
(d)
120,069 638
BT Group PLC 268,654 493
Deutsche Telekom AG 133,940 2,194
KDDI Corp 74,200 2,096
Nippon Telegraph & Telephone Corp 54,700 1,276
NTT DOCOMO Inc 72,200 1,954
Orange SA 112,100 1,509
Softbank Corp 127,600 1,676
Telecom Italia SpA/Milano
(d)
894,827 498
Telecom Italia SpA/Milano - RSP 1,522,695 852
Telefonaktiebolaget LM Ericsson 99,865 801
Vodafone Group PLC 304,213 532
$ 14,519
Transportation - 1.59%
Aurizon Holdings Ltd 401,694 1,279
Deutsche Post AG 43,977 1,324
Poste Italiane SpA
(f)
51,381 550
Royal Mail PLC 136,969 287
$ 3,440
Water - 0.30%
Veolia Environnement SA 22,816 65 8
TOTAL COMMON STOCKS $ 215,36 6
Total Investments $ 219,384
Other Assets and Liabilities -  (1.42)% (3,070)
TOTAL NET ASSETS - 100.00% $ 216,314
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $3,483 or
1.61% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $4,345 or 2.01% of net assets.
Portfolio Summary  (unaudited)
Location Percent
Japan 24.28%
United Kingdom 16.09%
France 9.39%
Switzerland 8.80%
Germany 7.41%
Australia 7.41%
Sweden 4.36%
Netherlands 3.70%
Italy 3.50%
Spain 2.74%
Hong Kong 2.61%
Singapore 2.36%
United States 1.86%
Finland 1.41%
Luxembourg 1.07%
Canada 0.92%
Denmark 0.78%
Israel 0.58%
Norway 0.56%
Belgium 0.47%
Portugal 0.35%
China 0.33%
Ireland 0.23%
Austria 0.21%
Other Assets and Liabilities
(1.42)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SystematEx International Fund
February 29, 2020 (unaudited)
See accompanying notes.
191
Affiliated Securities August 31, 2019 Purchases Sales February 29, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 1.43% $ 386 $ 176,706 $ 176,557 $ 535
$ 386 $ 176,706 $ 176,557 $ 535
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.43% $ 21 $ — $ — $ —
$ 21 $ — $ — $ —
Amounts in thousands.

Glossary to the Schedule of Investments
February 29, 2020 (unaudited)
See accompanying notes.
192
Currency Abbreviations
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Renminbi
CNY Chinese Renminbi
COP Colombian Peso
CZK Czech Koruna
EUR Euro
GBP British Pound Sterling
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Nuevo Sol
PLN Polish Zloty
RUB Russian Ruble
SEK Swedish Krona
THB Thai Baht
TRY Turkish Lira
UAH Ukrainian Hryvnia
USD/$ United States Dollar
ZAR South African Rand

See accompanying notes.
193
Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
BLUE CHIP FUND
Class J shares
2020 (b) $ 25 .86 $ 0.02 $ 1.40 $ 1.42 ( $ 0.02) ( $ 1.15) ( $ 1.17) $ 26.11
2019 24.74 (0.02) 2.73 2.71 – (1.59) (1.59) 25.86
2018 (g) 20.16 (0.05) 5.22 5.17 – (0.59) (0.59) 24.74
Institutional shares
2020 (b) 26.00 0 .05 1.42 1.47 (0.09) (1.15) (1.24) 26.23
2019 24.81 0.09 2.69 2.78 – (1.59) (1.59) 26.00
2018 20.10 0.01 5.29 5.30 – (0.59) (0.59) 24.81
2017 17.00 0.10 3.17 3.27 (0.08) (0.09) (0.17) 20.10
2016 15.63 0.05 1.70 1.75 (0.07) (0.31) (0.38) 17.00
2015 15.14 0.10 0.86 0.96 (0.09) ( 0 .38) (0.47) 15.63
R-3 shares
2020 (b) 25.59 (0.02) 1.40 1.38 – (1.15) (1.15) 25.82
2019 24.55 (0.07) 2.70 2.63 – (1.59) (1.59) 25.59
2018 20.00 (0.10) 5.24 5.14 – (0.59) (0.59) 24.55
2017 16.96 0.21 2.95 3.16 (0.03) (0.09) (0.12) 20.00
2016 (i) 15.64 (0.01) 1.33 1.32 – – – 16.96
R-4 shares
2020 (b) 25.76 0.01 1.40 1.41 (0.05) (1.15) (1.20) 25.97
2019 24.66 (0.01) 2.70 2.69 – (1.59) (1.59) 25.76
2018 20.05 (0.06) 5.26 5.20 – (0.59) (0.59) 24.66
2017 16.98 0.09 3.11 3.20 (0.04) (0.09) (0.13) 20.05
2016 (i) 15.64 – 1.34 1.34 – – – 16.98
R-5 shares
2020 (b) 25.86 0.02 1.42 1.44 (0.04) (1.15) (1.19) 26.11
2019 24.72 0.02 2.71 2.73 – (1.59) (1.59) 25.86
2018 20.07 (0.03) 5.27 5.24 – (0.59) (0.59) 24.72
2017 16.99 0.18 3.04 3.22 (0.05) (0.09) (0.14) 20.07
2016 (i) 15.64 0.01 1.34 1.35 – – – 16.99
R-6 shares
2020 (b) 26.04 0.06 1.43 1.49 (0.11) (1.15) (1.26) 26.27
2019 24.82 0.07 2.74 2.81 – (1.59) (1.59) 26.04
2018 20.10 0.03 5.28 5.31 – (0.59) (0.59) 24.82
2017 (j) 17.03 0.23 2.84 3.07 – – – 20.10

See accompanying notes.
194
Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
5.52% (c),(d) $ 94,098 0.86% (e) 0.97% (e),(f) 0.15% (e) 24.2% (e)
12.82 (d) 80,050 0.96 1.08 (f) (0.06) 15.9
26.12 (c),(d) 59,232 1.01 (e) 1.04 (e),(f) (0.21) (e) 34.0 (e)
5.68 (c) 1,220,472 0.63 (e) 0.71 (e),(h) 0.40 (e) 24.2 (e)
13.09 725,718 0.67 0 .78 (h) 0.39 15.9
26.88 175,887 0.75 0.75 (h) 0.03 34.0
19 .42 63,268 0.69 0.69 (h) 0.57 27.1
11.39 1,257,265 0.69 0.69 (h) 0.33 36.4
6.46 1,226,210 0.71 0.71 (h) 0.61 26.2
5.42 (c) 6,441 1.13 (e) 1.21 (e),(h) (0.14) (e) 24.2 (e)
12.58 5,913 1.15 1.23 (h) (0.32) 15.9
26.18 8,402 1.24 – (0.45) 34.0
18.77 337 1.25 – 1.08 27.1
8.44 (c) 11 1.26 (e) – (0.13) (e) 36.4 (e)
5.50 (c) 4,107 0.94 (e) 1.02 (e),(h) 0.08 (e) 24.2 (e)
12.78 3,989 0.96 1.04 (h) (0.05) 15.9
26.42 1,300 1.05 – (0.27) 34.0
19.02 27 1.06 – 0.51 27.1
8.57 (c) 11 1.07 (e) – 0.05 (e) 36.4 (e)
5.58 (c) 7,172 0.82 (e) 0.90 (e),(h) 0.16 (e) 24.2 (e)
12.92 6,380 0.84 0.92 (h) 0.07 15.9
26.59 5,279 0.93 – (0.15) 34.0
19.11 83 0.94 – 0.95 27.1
8.63 (c) 11 0.95 (e) – 0.19 (e) 36.4 (e)
5.72 (c) 3,151,440 0.56 (e) 0.64 (e),(h) 0.45 (e) 24.2 (e)
13.22 3,052,936 0.58 0.66 (h) 0.29 15.9
26.93 2,709,836 0.67 0.67 (h) 0.12 34.0
18.03 (c) 1,582,450 0.68 (e) 0.69 (e),(h) 1.74 (e) 27.1 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 29, 2020.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the contingent deferred sales charge.
(e) Computed on an annualized basis.
(f) Excludes expense reimbursement from Manager and/or Distributor.
(g) Period from September 11, 2017, date operations commenced, through August 31, 2018.
(h) Excludes expense reimbursement from Manager.
(i) Period from March 29, 2016, date operations commenced, through August 31, 2016.
(j) Period from January 3, 2017, date operations commenced, through August 31, 2017.

See accompanying notes.
195
Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
BOND MARKET INDEX FUND
Class J shares
2020 (b) $ 11 .36 $ 0 .10 $ 0 .23 $ 0 .33 ( $ 0 .21 ) $ – ( $ 0 .21 ) $ 11 .48
2019 10 .60 0 .23 0 .74 0 .97 ( 0 .21 ) – ( 0 .21 ) 11 .36
2018 11 .01 0 .20 ( 0 .39 ) ( 0 .19 ) ( 0 .22 ) – ( 0 .22 ) 10 .60
2017 11 .17 0 .17 ( 0 .20 ) ( 0 .03 ) ( 0 .13 ) – ( 0 .13 ) 11 .01
2016 10 .82 0 .13 0 .40 0 .53 ( 0 .17 ) ( 0 .01 ) ( 0 .18 ) 11 .17
2015 10 .94 0 .12 ( 0 .06 ) 0 .06 ( 0 .16 ) ( 0 .02 ) ( 0 .18 ) 10 .82
Institutional shares
2020 (b) 11 .59 0 .14 0 .23 0 .37 ( 0 .27 ) – ( 0 .27 ) 11 .69
2019 10 .81 0 .29 0 .76 1 .05 ( 0 .27 ) – ( 0 .27 ) 11 .59
2018 11 .21 0 .25 ( 0 .39 ) ( 0 .14 ) ( 0 .26 ) – ( 0 .26 ) 10 .81
2017 11 .39 0 .21 ( 0 .20 ) 0 .01 ( 0 .19 ) – ( 0 .19 ) 11 .21
2016 11 .02 0 .20 0 .39 0 .59 ( 0 .21 ) ( 0 .01 ) ( 0 .22 ) 11 .39
2015 11 .01 0 .17 0 .08 0 .25 ( 0 .22 ) ( 0 .02 ) ( 0 .24 ) 11 .02
R-1 shares
2020 (b) 11 .36 0 .09 0 .22 0 .31 ( 0 .13 ) – ( 0 .13 ) 11 .54
2019 10 .58 0 .19 0 .75 0 .94 ( 0 .16 ) – ( 0 .16 ) 11 .36
2018 10 .97 0 .15 ( 0 .38 ) ( 0 .23 ) ( 0 .16 ) – ( 0 .16 ) 10 .58
2017 11 .16 0 .12 ( 0 .20 ) ( 0 .08 ) ( 0 .11 ) – ( 0 .11 ) 10 .97
2016 10 .80 0 .10 0 .39 0 .49 ( 0 .12 ) ( 0 .01 ) ( 0 .13 ) 11 .16
2015 10 .93 0 .08 ( 0 .05 ) 0 .03 ( 0 .14 ) ( 0 .02 ) ( 0 .16 ) 10 .80
R-2 shares
2020 (b) 11 .37 0 .09 0 .23 0 .32 ( 0 .20 ) – ( 0 .20 ) 11 .49
2019 10 .61 0 .20 0 .76 0 .96 ( 0 .20 ) – ( 0 .20 ) 11 .37
2018 11 .00 0 .17 ( 0 .39 ) ( 0 .22 ) ( 0 .17 ) – ( 0 .17 ) 10 .61
2017 11 .18 0 .13 ( 0 .20 ) ( 0 .07 ) ( 0 .11 ) – ( 0 .11 ) 11 .00
2016 10 .80 0 .11 0 .39 0 .50 ( 0 .11 ) ( 0 .01 ) ( 0 .12 ) 11 .18
2015 10 .92 0 .09 ( 0 .06 ) 0 .03 ( 0 .13 ) ( 0 .02 ) ( 0 .15 ) 10 .80
R-3 shares
2020 (b) 11 .35 0 .10 0 .22 0 .32 ( 0 .20 ) – ( 0 .20 ) 11 .47
2019 10 .57 0 .22 0 .76 0 .98 ( 0 .20 ) – ( 0 .20 ) 11 .35
2018 10 .97 0 .19 ( 0 .39 ) ( 0 .20 ) ( 0 .20 ) – ( 0 .20 ) 10 .57
2017 11 .16 0 .15 ( 0 .20 ) ( 0 .05 ) ( 0 .14 ) – ( 0 .14 ) 10 .97
2016 10 .79 0 .13 0 .40 0 .53 ( 0 .15 ) ( 0 .01 ) ( 0 .16 ) 11 .16
2015 10 .92 0 .11 ( 0 .06 ) 0 .05 ( 0 .16 ) ( 0 .02 ) ( 0 .18 ) 10 .79
R-4 shares
2020 (b) 11 .39 0 .12 0 .22 0 .34 ( 0 .16 ) – ( 0 .16 ) 11 .57
2019 10 .60 0 .24 0 .78 1 .02 ( 0 .23 ) – ( 0 .23 ) 11 .39
2018 11 .00 0 .21 ( 0 .39 ) ( 0 .18 ) ( 0 .22 ) – ( 0 .22 ) 10 .60
2017 11 .18 0 .17 ( 0 .20 ) ( 0 .03 ) ( 0 .15 ) – ( 0 .15 ) 11 .00
2016 10 .84 0 .15 0 .39 0 .54 ( 0 .19 ) ( 0 .01 ) ( 0 .20 ) 11 .18
2015 10 .95 0 .14 ( 0 .06 ) 0 .08 ( 0 .17 ) ( 0 .02 ) ( 0 .19 ) 10 .84
R-5 shares
2020 (b) 11 .42 0 .12 0 .23 0 .35 ( 0 .24 ) – ( 0 .24 ) 11 .53
2019 10 .65 0 .26 0 .75 1 .01 ( 0 .24 ) – ( 0 .24 ) 11 .42
2018 11 .05 0 .22 ( 0 .39 ) ( 0 .17 ) ( 0 .23 ) – ( 0 .23 ) 10 .65
2017 11 .23 0 .18 ( 0 .19 ) ( 0 .01 ) ( 0 .17 ) – ( 0 .17 ) 11 .05
2016 10 .85 0 .16 0 .41 0 .57 ( 0 .18 ) ( 0 .01 ) ( 0 .19 ) 11 .23
2015 10 .97 0 .15 ( 0 .07 ) 0 .08 ( 0 .18 ) ( 0 .02 ) ( 0 .20 ) 10 .85

See accompanying notes.
196
Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
2 .97% (c) ,(d) $ 35,496 0 .71% (e) 0 .76% (e) ,(f) 1 .87% (e) 76 .9% (e)
9 .38 (d) 29,025 0 .71 0 .91 (f) 2 .10 107 .7
( 1 .79 ) (d) 27,466 0 .62 0 .75 (f) 1 .86 102 .7
( 0 .20 ) (d) 30,315 0 .64 0 .70 (f) 1 .53 117 .8
4 .98 (d) 33,765 0 .76 0 .83 (f) 1 .23 151 .8
0 .60 (d) 25,430 0 .71 0 .78 (f) 1 .13 319 .5
3 .29 (c) 2,522,831 0 .14 (e) 0 .15 (e) ,(g) 2 .43 (e) 76 .9 (e)
9 .92 2,056,135 0 .16 0 .24 (g) 2 .65 107 .7
( 1 .29 ) 1,472,817 0 .16 0 .26 (g) 2 .32 102 .7
0 .19 1,795,872 0 .23 0 .26 (g) 1 .94 117 .8
5 .52 1,648,408 0 .23 0 .26 (g) 1 .75 151 .8
2 .26 (h) 1,154,916 0 .23 0 .26 (g) 1 .55 319 .5
2 .77 (c) 855 1 .02 (e) 1 .03 (e) ,(g) 1 .56 (e) 76 .9 (e)
8 .99 1,169 1 .04 1 .12 (g) 1 .78 107 .7
( 2 .10 ) 1,391 1 .04 1 .14 (g) 1 .44 102 .7
( 0 .70 ) 2,158 1 .11 1 .14 (g) 1 .07 117 .8
4 .60 1,913 1 .11 1 .14 (g) 0 .88 151 .8
0 .25 1,436 1 .11 1 .15 (g) 0 .73 319 .5
2 .86 (c) 4,443 0 .89 (e) 0 .90 (e) ,(g) 1 .69 (e) 76 .9 (e)
9 .18 3,546 0 .91 0 .98 (g) 1 .91 107 .7
( 2 .03 ) 2,151 0 .91 1 .01 (g) 1 .58 102 .7
( 0 .59 ) 2,936 0 .98 1 .01 (g) 1 .19 117 .8
4 .76 2,940 0 .98 1 .01 (g) 1 .01 151 .8
0 .32 3,334 0 .98 1 .02 (g) 0 .85 319 .5
2 .88 (c) 12,530 0 .71 (e) 0 .72 (e) ,(g) 1 .87 (e) 76 .9 (e)
9 .41 11,337 0 .73 0 .81 (g) 2 .09 107 .7
( 1 .87 ) 13,934 0 .73 0 .83 (g) 1 .75 102 .7
( 0 .42 ) 17,123 0 .80 0 .83 (g) 1 .38 117 .8
5 .00 16,998 0 .80 0 .83 (g) 1 .19 151 .8
0 .47 14,851 0 .80 0 .84 (g) 1 .04 319 .5
3 .08 (c) 5,650 0 .52 (e) 0 .53 (e) ,(g) 2 .05 (e) 76 .9 (e)
9 .82 5,521 0 .54 0 .63 (g) 2 .29 107 .7
( 1 .67 ) 44,422 0 .54 0 .64 (g) 1 .95 102 .7
( 0 .18 ) 42,411 0 .61 0 .64 (g) 1 .57 117 .8
5 .10 36,951 0 .61 0 .64 (g) 1 .38 151 .8
0 .79 24,500 0 .61 0 .65 (g) 1 .25 319 .5
3 .14 (c) 17,803 0 .40 (e) 0 .41 (e) ,(g) 2 .18 (e) 76 .9 (e)
9 .67 16,552 0 .42 0 .50 (g) 2 .40 107 .7
( 1 .56 ) 18,775 0 .42 0 .52 (g) 2 .05 102 .7
( 0 .06 ) 26,153 0 .49 0 .52 (g) 1 .67 117 .8
5 .24 (i) 31,929 0 .49 0 .52 (g) 1 .50 151 .8
0 .87 (i) 28,385 0 .49 0 .53 (g) 1 .34 319 .5
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 29, 2020.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the contingent deferred sales charge.
(e) Computed on an annualized basis.
(f) Excludes expense reimbursement from Manager and/or Distributor.
(g) Excludes expense reimbursement from Manager.
(h) During 2014, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.
(i) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.
197
Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
DIVERSIFIED REAL ASSET FUND
Institutional shares
2020 (b) $ 11.25 $ 0.12 ( $ 0.15) ( $ 0.03) ( $ 0.28) $ – ( $ 0.28) $ 10.94
2019 11.74 0.31 (0.44) (0.13) (0.36) – (0.36) 11.25
2018 11.57 0.29 0.14 0.43 (0.26) – (0.26) 11.74
2017 11.08 0.23 0.54 0.77 (0.28) – (0.28) 11.57
2016 11.25 0.22 (0.29) (0.07) (0.10) – (0.10) 11.08
2015 13.21 0.19 (1.89) (1.70) (0.13) (0.13) (0.26) 11.25
R-3 shares
2020 (b) 11.20 0.09 (0.16) (0.07) (0.23) – (0.23) 10.90
2019 11.69 0.25 (0.43) (0.18) (0.31) – (0.31) 11.20
2018 11.53 0.23 0.13 0.36 (0.20) – (0.20) 11.69
2017 11.06 0.19 0.52 0.71 (0.24) – (0.24) 11.53
2016 (f) 10.45 0.10 0.51 0.61 – – – 11.06
R-4 shares
2020 (b) 11.23 0.10 (0.16) (0.06) (0.24) – (0.24) 10.93
2019 11.72 0.26 (0.42) (0.16) (0.33) – (0.33) 11.23
2018 11.54 0.25 0.15 0.40 (0.22) – (0.22) 11.72
2017 11.07 0.20 0.53 0.73 (0.26) – (0.26) 11.54
2016 (f) 10.45 0.10 0.52 0.62 – – – 11.07
R-5 shares
2020 (b) 11.23 0.11 (0.16) (0.05) (0.26) – (0.26) 10.92
2019 11.73 0.30 (0.44) (0.14) (0.36) – (0.36) 11.23
2018 11.56 0.27 0.14 0.41 (0.24) – (0.24) 11.73
2017 11.08 0.21 0.54 0.75 (0.27) – (0.27) 11.56
2016 (f) 10.45 0.11 0.52 0.63 – – – 11.08
R-6 shares
2020 (b) 11.26 0.12 (0.17) (0.05) (0.28) – (0.28) 10.93
2019 11.74 0.32 (0.43) (0.11) (0.37) – (0.37) 11.26
2018 11.57 0.29 0.14 0.43 (0.26) – (0.26) 11.74
2017 11.08 0.27 0.50 0.77 (0.28) – (0.28) 11.57
2016 11.25 0.26 (0.32) (0.06) (0.11) – (0.11) 11.08
2015 (h) 12.07 0.17 (0.99) (0.82) – – – 11.25
EDGE MIDCAP FUND
Institutional shares
2020 (b) 14.42 0.07 (0.30) (0.23) (0.12) (0.50) (0.62) 13.57
2019 14.99 0.11 0.09 0.20 (0.15) (0.62) (0.77) 14.42
2018 12.60 0.16 2.42 2.58 – (0.19) (0.19) 14.99
2017 12.24 0.12 0.78 0.90 (0.10) (0.44) (0.54) 12.60
2016 ( i ) 10.00 0.11 2.17 2.28 (0.03) (0.01) (0.04) 12.24
R-6 shares
2020 (b) 14.46 0.08 (0.30) (0.22) (0.13) (0.50) (0.63) 13.61
2019 15.03 0.13 0.09 0.22 (0.17) (0.62) (0.79) 14.46
2018 12.68 0.16 2.44 2.60 (0.06) (0.19) (0.25) 15.03
2017 (j) 12.12 0.09 0.47 0.56 – – – 12.68

See accompanying notes.
198
Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(0.46) % (c) $ 2,299,408 0.85% (d) 0.92% (d),(e) 2.09% (d) 81.4% (d)
(0.83) 2,388,382 0.85 0.95 (e) 2.74 71.5
3.72 2,518,033 0.85 0.95 (e) 2.45 84.1
7.16 2,591,713 0.88 0.92 (e) 2.08 65.1
(0.53) 3,294,419 0.87 0.87 (e) 2.02 77.6
(12.98) 3,141,543 0.87 – 1.53 66.4
(0.76) (c) 147 1.36 (d) 1.39 (d),(e) 1.49 (d) 81.4 (d)
(1.27) 113 1.36 1.39 (e) 2.22 71.5
3.15 81 1.35 1.38 (e) 1.99 84.1
6.60 17 1.38 – 1.71 65.1
5.84 (c) 11 1.39 (d) – 2.08 (d) 77.6 (d)
(0.68) (c) 11 1.17 (d) 1.20 (d),(e) 1.74 (d) 81.4 (d)
(1.13) 12 1.17 1.20 (e) 2.36 71.5
3.41 (g) 15 1.16 1.19 (e) 2.17 84.1
6.82 (g) 11 1.19 – 1.76 65.1
5.93 (c) 11 1.20 (d) – 2.25 (d) 77.6 (d)
(0.63) (c) 59 1.05 (d) 1.08 (d),(e) 1.86 (d) 81.4 (d)
(0.92) 74 1.05 1.08 (e) 2.71 71.5
3.53 12 1.04 1.07 (e) 2.35 84.1
6.93 11 1.07 – 1.90 65.1
6.03 (c) 11 1.08 (d) – 2.39 (d) 77.6 (d)
(0.59) (c) 1,329,379 0.79 (d) 0.83 (d),(e) 2.13 (d) 81.4 (d)
(0.68) 1,330,773 0.79 0.84 (e) 2.82 71.5
3.78 1,523,846 0.79 0.82 (e) 2.50 84.1
7.17 1,568,988 0.83 0.83 (e) 2.42 65.1
(0.50) 29,601 0.88 0.98 (e) 2.43 77.6
(6.79) (c) 810 0.88 (d) 25.58 (d),(e) 2.21 (d) 66.4 (d)
(2.12) (c) 42,478 0.77 (d) 0.89 (d),(e) 0.93 (d) 18.6 (d)
2.47 34,358 0.82 0.96 (e) 0.81 19.8
20.58 14,470 0.90 1.14 (e) 1.17 17.4
7.51 1,289 0.78 0.78 (e) 1.00 11.9
22.89 (c) 292,615 0.79 (d) 0.79 (d),(e) 1.04 (d) 22.4 (d)
(2.03) (c) 610,587 0.65 (d) 0.74 (d),(e) 1.04 (d) 18.6 (d)
2.56 653,991 0.71 0.76 (e) 0.90 19.8
20.69 657,980 0.76 0.76 (e) 1.15 17.4
4.62 (c) 286,832 0.77 (d) 0.81 (d),(e) 1.06 (d) 11.9 (d)
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 29, 2020.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Excludes expense reimbursement from Manager.
(f) Period from March 29, 2016, date operations commenced, through August 31, 2016.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(h) Period from December 31, 2014, date operations commenced, through August 31, 2015.
(i) Period from September 28, 2015, date operations commenced, through August 31, 2016.
(j) Period from January 3, 2017, date operations commenced, through August 31, 2017.

See accompanying notes.
199
Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset
Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends
from Net
Investment
Income
Distributions
from Realized
Gains
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
GLOBAL MULTI-STRATEGY FUND
Institutional shares
2020 (b) $ 10 .76 $ 0 .12 ( $ 0 .10 ) $ 0 .02 $ – $ – $ – $ – $ 10 .78
2019 11 .21 0 .23 ( 0 .02 ) 0 .21 ( 0 .16 ) ( 0 .47 ) ( 0 .03 ) ( 0 .66 ) 10 .76
2018 11 .39 0 .15 – 0 .15 ( 0 .09 ) ( 0 .24 ) – ( 0 .33 ) 11 .21
2017 10 .86 0 .11 0 .44 0 .55 ( 0 .02 ) – – ( 0 .02 ) 11 .39
2016 10 .99 0 .05 0 .14 0 .19 ( 0 .09 ) ( 0 .23 ) – ( 0 .32 ) 10 .86
2015 11 .14 ( 0 .03 ) 0 .15 0 .12 ( 0 .10 ) ( 0 .17 ) – ( 0 .27 ) 10 .99
R-6 shares
2020 (b) 10 .75 0 .18 ( 0 .16 ) 0 .02 – – – – 10 .77
2019 11 .21 0 .23 ( 0 .02 ) 0 .21 ( 0 .17 ) ( 0 .47 ) ( 0 .03 ) ( 0 .67 ) 10 .75
2018 11 .39 0 .16 ( 0 .01 ) 0 .15 ( 0 .09 ) ( 0 .24 ) – ( 0 .33 ) 11 .21
2017 (i) 11 .28 0 .04 0 .07 0 .11 – – – – 11 .39

See accompanying notes.
200
Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Dividends
and Interest Expense
on Short Sales, Short
Sale Fees and Reverse
Repurchase Agreement
Expense)
Ratio of Gross
Expenses to Average
Net Assets
Ratio of Net
Investment Income to
Average Net Assets
Portfolio Turnover
Rate
0 .19% (c) $ 660,759 3 .69% (d) ,(e) 1 .64% (d) ,(e) ,(f) 3 .83% (d) ,(g) 2 .27% (d) 433 .1% (d)
2 .24 453,013 2 .99 (e) 1 .64 (e) ,(f) 3 .06 (g) 2 .11 387 .8
1 .29 749,738 2 .16 1 .63 (f) 2 .22 (g) 1 .35 378 .0
5 .04 1,156,731 2 .18 1 .60 (f) 2 .21 (g) 1 .03 317 .6
1 .80 2,265,206 2 .08 1 .61 (f) 2 .08 (g) 0 .46 233 .9
1 .16 2,678,876 2 .07 1 .63 (f) 2 .07 (g) ( 0 .23 ) 142 .5
0 .19 (c) 188,643 3 .63 (d) ,(e) 1 .58 (d) ,(e) ,(f) 3 .73 (d) ,(g) 3 .30 (d) 433 .1 (d)
2 .28 818,258 2 .91 (e) 1 .56 (e) ,(f) 2 .97 (g) 2 .19 387 .8
1 .25 (h) 1,780,595 2 .08 1 .55 (f) 2 .14 (g) 1 .43 378 .0
1 .06 (c) ,(h) 1,532,177 2 .10 (d) 1 .54 (d) ,(f) 2 .15 (d) ,(g) 1 .51 (d) 317 .6 (d)
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 29, 2020.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Includes 0.01% of expenses associated with fund investments. The expense is not subject to the Manager's contractual expense limit.
(f) Excludes dividends and interest expense on short sales and short sale fees. See "Operating Policies" in notes to financial statements.
(g) Excludes expense reimbursement from Manager.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(i) Period from June 12, 2017, date operations commenced, through August 31, 2017.

See accompanying notes.
201
Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
INTERNATIONAL EQUITY INDEX FUND
Institutional shares
2020 (b) $ 9.83 $ 0.08 ( $ 0.06) $ 0.02 ( $ 0.32) ( $ 0.03) ( $ 0.35) $ 9.50
2019 10.57 0.30 (0.69) (0.39) (0.26) (0.09) (0.35) 9.83
2018 10.55 0.28 0.12 0.40 (0.30) (0.08) (0.38) 10.57
2017 9.24 0.27 1.29 1.56 (0.25) – (0.25) 10.55
2016 9.58 0.26 (0.26) – (0.23) (0.11) (0.34) 9.24
2015 10.70 0.25 (1.09) (0.84) (0.26) (0.02) (0.28) 9.58
R-1 shares
2020 (b) 9.50 0.04 (0.07) (0.03) (0.21) (0.03) (0.24) 9.23
2019 10.20 0.20 (0.65) (0.45) (0.16) (0.09) (0.25) 9.50
2018 10.20 0.18 0.11 0.29 (0.21) (0.08) (0.29) 10.20
2017 8.93 0.18 1.26 1.44 (0.17) – (0.17) 10.20
2016 9.28 0.17 (0.25) (0.08) (0.16) (0.11) (0.27) 8.93
2015 10.40 0.18 (1.08) (0.90) (0.20) (0.02) (0.22) 9.28
R-2 shares
2020 (b) 9.79 0.05 (0.07) (0.02) ( 0 .21) (0.03) (0.24) 9.53
2019 10.51 0.22 (0.68) (0.46) (0.17) (0.09) (0.26) 9.79
2018 10.49 0 .21 0.11 0.32 (0.22) (0.08) (0.30) 10.51
2017 9.18 0.19 1.30 1.49 (0.18) – (0.18) 10.49
2016 9 .52 0.19 (0.26) (0.07) (0.16) (0.11) (0.27) 9.18
2015 10.63 0.16 (1.07) (0.91) (0.18) (0.02) (0.20) 9.52
R-3 shares
2020 (b) 9.64 0.05 (0.05) – (0.27) (0.03) (0.30) 9.34
2019 10.35 0.23 (0.65) (0.42) (0.20) (0.09) ( 0 .29) 9.64
2018 10.35 0.22 0.10 0.32 (0.24) (0.08) (0.32) 10.35
2017 9.07 0.20 1.28 1.48 (0.20) – (0.20) 10.35
2016 9.40 0.20 (0.25) (0.05) (0.17) (0.11) (0.28) 9.07
2015 10.51 0.20 (1.08) ( 0 .88) (0.21) (0.02) (0.23) 9.40
R-4 shares
2020 (b) 9.75 0.06 (0.05) 0.01 (0.29) (0.03) (0.32) 9.44
2019 10.48 0.25 (0.67) (0.42) (0.22) (0.09) (0.31) 9.75
2018 10.46 0.24 0.12 0.36 (0.26) (0.08) (0.34) 10.48
2017 9.17 0.20 1.31 1.51 (0.22) – (0.22) 10.46
2016 9.50 0.21 (0.24) (0.03) (0.19) (0.11) (0.30) 9.17
2015 10.62 0.21 (1.09) (0.88) (0.22) (0.02) (0.24) 9.50
R-5 shares
2020 (b) 9.78 0.07 (0.06) 0.01 (0.30) (0.03) (0.33) 9.46
2019 10.50 0.27 (0.67) (0.40) (0.23) (0.09) (0.32) 9.78
2018 10.49 0.24 0.12 0.36 (0.27) (0.08) (0.35) 10.50
2017 9.18 0.23 1.31 1.54 (0.23) – (0.23) 10.49
2016 9.52 0.22 (0.25) (0.03) (0.20) (0.11) (0.31) 9.18
2015 10.64 0.23 (1.10) (0.87) (0.23) (0.02) (0.25) 9.52
R-6 shares
2020 (b) 9.83 0.08 (0.05) 0.03 (0.32) (0.03) (0.35) 9.51
2019 10.57 0.30 (0.69) (0.39) (0.26) (0.09) (0.35) 9.83
2018 10.54 0.29 0.12 0.41 (0.30) (0.08) (0.38) 10.57
2017 (g) 9.01 0.14 1.39 1.53 – – – 10.54

See accompanying notes.
202
Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(0.12) % (c) $ 38,549 0.31% (d) 0.45% (d),(e) 1.58% (d) 21.0% (d)
(3.33) 50,221 0.31 0.44 (e) 3.09 23.4
3.69 46,042 0.34 0.39 (e) 2.54 27.2
17.42 67,784 0.32 0.32 (e) 2.83 24.7
(0.02) 831,719 0.34 0.34 (e) 2.83 31.3
(7.90) 736,329 0.32 0.32 (e) 2.51 35.6
(0.53) (c) 454 1.20 (d) – 0 .75 (d) 21.0 (d)
(4.19) 588 1.20 – 2.09 23.4
2.78 722 1.19 – 1.71 27.2
16.43 1,000 1.19 – 1.93 24.7
(0 .90) 586 1.21 – 1.93 31.3
(8.68) 696 1.19 1.19 (e) 1.84 35.6
(0.42) (c) 537 1.07 (d) – 0.96 (d) 21.0 (d)
(4.09) 745 1.07 – 2.28 23.4
2.90 (f) 907 1.06 – 1.94 27.2
16.66 (f) 874 1.06 – 1.96 24.7
(0.75) 903 1.08 – 2.12 31.3
(8.58) 754 1.06 1.06 (e) 1 .60 35.6
(0.33) (c) 16,037 0.89 (d) – 1.01 (d) 21.0 (d)
(3.82) 16,499 0.89 – 2.41 23.4
3.03 17,816 0.88 – 2.04 27.2
16.77 18,585 0.88 – 2.14 24.7
(0.49) 15,789 0.90 – 2.26 31.3
(8.45) 15,450 0.88 0.88 (e) 1.99 35.6
(0.26) (c) 7,939 0.70 (d) – 1.18 (d) 21.0 (d)
(3.72) 7,466 0.70 – 2.51 23.4
3.37 11,977 0.69 – 2.22 27.2
16.93 13,372 0.69 – 2.14 24.7
(0.30) 11,997 0.71 – 2.32 31.3
(8.32) 11,862 0.69 0.69 (e) 2.11 35.6
(0.25) (c) 16,875 0.58 (d) – 1.31 (d) 21.0 (d)
(3.50) 16,948 0.58 – 2.80 23.4
3.38 18,479 0.57 – 2.26 27.2
17.23 29,429 0.57 – 2.35 24.7
(0.30) 29,179 0.59 – 2.49 31.3
(8.18) 33,729 0.57 0.57 (e) 2.23 35.6
(0.11) (c),(f) 971,430 0.29 (d) 0.32 (d),(e) 1.61 (d) 21.0 (d)
(3.23) (f) 1,003,550 0.28 0.33 (e) 3.04 23.4
3.80 997,061 0.27 0.32 (e) 2.67 27.2
16.98 (c) 924,600 0.27 (d) 0.32 (d),(e) 2.02 (d) 24.7 (d)
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 29, 2020.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Excludes expense reimbursement from Manager.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g) Period from January 3, 2017, date operations commenced, through August 31, 2017.

See accompanying notes.
203
Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
INTERNATIONAL SMALL COMPANY FUND
Institutional shares
2020 (b) $ 10.46 $ 0.01 ( $ 0.09) ( $ 0.08) ( $ 0.32) $ – ( $ 0.32) $ 10.06
2019 12.36 0.14 (1.17) (1.03) (0.14) (0.73) (0.87) 10.46
2018 12.17 0.15 0.67 0.82 (0.26) (0.37) (0.63) 12.36
2017 9.87 0.18 2.15 2.33 (0.03) – (0.03) 12.17
2016 9.61 0.08 0.30 0.38 (0.12) – (0.12) 9 .87
2015 (f) 9.07 0.09 0.45 0.54 – – – 9.61
R-6 shares
2020 (b) 10.52 0 .02 (0.10) (0.08) (0.33) – (0.33) 10.11
2019 12.42 0.14 (1.16) (1.02) (0.15) (0.73) (0.88) 10.52
2018 12.21 0.13 0.71 0.84 (0.26) (0.37) (0.63) 12.42
2017 (g) 9.83 0.02 2.36 2.38 – – – 12.21
OPPORTUNISTIC MUNICIPAL FUND
Institutional shares
2020 (b) 11.26 0.19 0.33 0.52 (0.20) – (0.20) 11.58
2019 10.61 0.46 0.63 1.09 (0.44) – (0.44) 11.26
2018 10.66 0.45 (0.07) 0.38 (0.43) – (0.43) 10.61
2017 11.03 0.43 (0.39) 0.04 (0.41) – (0.41) 10.66
2016 10.20 0.39 0.84 1.23 (0.40) – (0.40) 11.03
2015 (i) 10.29 0.20 (0.09) 0.11 (0.20) – (0.20) 10.20
ORIGIN EMERGING MARKETS FUND
Institutional shares
2020 (b) 10.47 0.03 0.49 0.52 (0.20) – (0.20) 10.79
2019 11.16 0.18 (0.71) (0.53) (0.16) – (0.16) 10.47
2018 11.61 0.07 (0.41) (0.34) (0.11) – (0.11) 11.16
2017 8.97 0.05 2.66 2.71 (0.07) – (0.07) 11.61
2016 8.42 0.07 0.56 0.63 (0.08) – (0.08) 8.97
2015 (j) 10.00 0.18 (1.76) (1.58) – – – 8.42
R-6 shares
2020 (b) 10.48 0.04 0.49 0.53 (0.21) – (0.21) 10.80
2019 11.16 0.25 (0.76) (0.51) (0.17) – (0.17) 10.48
2018 11.61 0.15 (0.49) (0.34) (0.11) – (0.11) 11.16
2017 8.97 0.50 2.21 2.71 (0.07) – (0.07) 11.61
2016 8.42 0.07 0.56 0.63 (0.08) – (0.08) 8.97
2015 (j) 10.00 (0.02) (1.56) (1.58) – – – 8.42

See accompanying notes.
204
Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense Fees)
Ratio of Gross
Expenses to Average
Net Assets
Ratio of Net
Investment Income to
Average Net Assets
Portfolio Turnover
Rate
(1.11) % (c) $ 42,588 1.20% (d) N/A 1.20% (d),(e) 0.21% (d) 45.2% (d)
(7.31) 34,866 1.20 N/A 1.24 (e) 1.36 46.8
6.63 18,212 1 .20 N/A 1.23 (e) 1.19 45.9
23.66 1,991 1.08 N/A 1.08 (e) 1.72 58.8
3.99 168,786 1.20 N/A 1.23 (e) 0.82 49.9
5.95 (c) 3,374 1.20 (d) N/A 4.14 (d),(e) 1.39 (d) 62.8 (d)
(1.10) (c) 856,337 1.08 (d) N/A 1.08 (d),(e) 0.37 (d) 45.2 (d)
(7.20) 855,932 1.07 N/A 1.08 (e) 1.36 46.8
6.79 976,593 1.06 N/A 1.07 (e) 1.06 45.9
24.21 (c) 1,002,985 1.06 (d) N/A 1.09 (d),(e) 0.24 (d) 58.8 (d)
4.64 (c) 95,568 0.64% (d) 0.56 (d),(h) 0.73 (d),(e) 3.47 (d) 73.4 (d)
10.55 82,132 0.70 0.58 (h) 0.80 (e) 4.27 66.1
3.66 55,466 0.72 0.62 (h) 0.74 (e) 4.21 76.0
0.48 61,797 0.69 0.63 (h) 0.79 (e) 4.10 67 .9
12.23 3,606 0.70 0.65 (h) 2.42 (e) 3.57 53.5
1.04 (c) 10 0.71 (d) 0.65 (d),(h) 452.62 (d),(e) 4.14 (d) 54.9 (d)
4.80 (c) 14,656 1.20 (d) N/A 1.37 (d) ,(e) 0.56 (d) 54.6 (d)
(4.55) 11,710 1.22 N/A 1.48 (e) 1.78 59.4
(2.98) 12,032 1.25 N/A 1.33 (e) 0.58 52.3
30.58 35,584 1.24 N/A 1.24 (e) 0.51 66.3
7.50 778,143 1.24 N/A 1.24 (e) 0.86 69.0
(15.80) (c) 816,035 1.25 (d) N/A 1.31 (d),(e) 3.01 (d) 86.6 (d)
4.90 (c) 1,267,787 1.07 (d) N/A 1.16 (d),(e) 0.69 (d) 54.6 (d)
(4.42) 1,082,059 1.12 N/A 1.23 (e) 2.40 59.4
(2.97) 622,846 1.21 N/A 1.23 (e) 1.21 52.3
30.54 662,808 1.21 N/A 1.23 (e) 4.54 66.3
7.50 90 1.26 N/A 25.47 (e) 0.87 69.0
(15.80) (c) 85 1.26 (d) N/A 8.94 (d),(e) (0.41) (d) 86.6 (d)
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 29, 2020.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Excludes expense reimbursement from Manager.
(f) Period from December 31, 2014, date operations commenced, through August 31, 2015.
(g) Period from January 3, 2017, date operations commenced, through August 31, 2017.
(h) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(i) Period from March 10, 2015, date operations commenced, through August 31, 2015.
(j) Period from January 23, 2015, date operations commenced, through August 31, 2015.

See accompanying notes.
205
Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SMALL-MIDCAP DIVIDEND INCOME FUND
Institutional shares
2020 (b) $ 14 .04 $ 0 .17 ( $ 0 .74 ) ( $ 0 .57 ) ( $ 0 .19 ) ( $ 0 .10 ) ( $ 0 .29 ) $ 13 .18
2019 17 .92 0 .32 ( 1 .91 ) ( 1 .59 ) ( 0 .40 ) ( 1 .89 ) ( 2 .29 ) 14 .04
2018 16 .65 0 .39 1 .92 2 .31 ( 0 .26 ) ( 0 .78 ) ( 1 .04 ) 17 .92
2017 15 .01 0 .41 1 .61 2 .02 ( 0 .38 ) – ( 0 .38 ) 16 .65
2016 12 .79 0 .39 2 .43 2 .82 ( 0 .34 ) ( 0 .26 ) ( 0 .60 ) 15 .01
2015 14 .40 0 .42 ( 1 .38 ) ( 0 .96 ) ( 0 .34 ) ( 0 .31 ) ( 0 .65 ) 12 .79
R-6 shares
2020 (b) 14 .10 0 .17 ( 0 .74 ) ( 0 .57 ) ( 0 .19 ) ( 0 .10 ) ( 0 .29 ) 13 .24
2019 17 .98 0 .33 ( 1 .93 ) ( 1 .60 ) ( 0 .39 ) ( 1 .89 ) ( 2 .28 ) 14 .10
2018 16 .66 0 .40 1 .94 2 .34 ( 0 .24 ) ( 0 .78 ) ( 1 .02 ) 17 .98
2017 (f) 16 .17 0 .33 0 .22 0 .55 ( 0 .06 ) – ( 0 .06 ) 16 .66
SMALL-MIDCAP GROWTH FUND
Institutional shares
2020 (b) 10 .26 ( 0 .03 ) ( 0 .02 ) ( 0 .05 ) – – – 10 .21
2019 (g) 10 .00 ( 0 .01 ) 0 .27 0 .26 – – – 10 .26

See accompanying notes.
206
Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 4 .34 ) % (c) $ 1,747,039 0 .86% (d) 0 .91% (d) ,(e) 2 .24% (d) 29 .7% (d)
( 7 .54 ) 1,892,406 0 .86 0 .90 (e) 2 .19 21 .9
14 .20 2,453,527 0 .86 0 .86 (e) 2 .25 31 .5
13 .56 2,179,792 0 .86 0 .89 (e) 2 .51 25 .5
22 .94 1,142,465 0 .82 0 .82 (e) 2 .90 25 .8
( 6 .89 ) 849,929 0 .86 0 .88 (e) 3 .00 29 .3
( 4 .28 ) (c) 8,548 0 .78 (d) 0 .96 (d) ,(e) 2 .32 (d) 29 .7 (d)
( 7 .54 ) 8,589 0 .79 0 .99 (e) 2 .27 21 .9
14 .39 7,737 0 .78 0 .78 (e) 2 .28 31 .5
3 .43 (c) 610,070 0 .77 (d) 0 .78 (d) ,(e) 2 .96 (d) 25 .5 (d)
( 0 .49 ) (c) 5,107 0 .83 (d) 1 .90 (d) ,(e) ( 0 .61 ) (d) 117 .1 (d)
2 .60 (c) 5,131 0 .83 (d) 5 .35 (d) ,(e) ( 0 .48 ) (d) 175 .8 (d)
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 29, 2020.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Excludes expense reimbursement from Manager.
(f) Period from January 3, 2017, date operations commenced, through August 31, 2017.
(g) Period from June 12, 2019, date operations commenced, through August 31, 2019.

See accompanying notes.
207
Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SPECTRUM PREFERRED AND CAPITAL SECURITIES INCOME FUND
Class J shares
2020 (b) $ 10.01 $ 0.21 $ 0.12 $ 0.33 ( $ 0.24) $ – ( $ 0.24) $ 10.10
2019 9.79 0.47 0.26 0.73 (0.51) – (0.51) 10 .01
2018 10.26 0.49 (0.45) 0.04 (0.49) (0.02) (0.51) 9.79
2017 10.11 0.49 0.22 0.71 ( 0 .47) (0.09) (0.56) 10.26
2016 10.01 0.48 0.18 0.66 (0.47) (0.09) (0.56) 10.11
2015 10.34 0.48 (0.12) 0.36 (0.51) (0.18) (0.69) 10.01
Institutional shares
2020 (b) 10.23 0.23 0.12 0.35 (0.25) – (0.25) 10.33
2019 9.99 0.52 0.26 0.78 (0.54) – (0.54) 10.23
2018 10.46 0.52 (0.46) 0.06 (0.51) (0.02) (0.53) 9.99
2017 10.30 0.52 0.23 0.75 (0.50) (0.09) (0.59) 10.46
2016 10.18 0.52 0.19 0.71 (0.50) (0.09) (0.59) 10.30
2015 10.51 0.53 (0.14) 0.39 (0.54) (0.18) (0.72) 10.18
R-1 shares
2020 (b) 10.17 0.18 0.14 0.32 (0.21) – (0.21) 10.28
2019 9.94 0.44 0.25 0.69 (0.46) – (0.46) 10.17
2018 10.41 0.44 (0.46) (0.02) (0.43) (0.02) (0.45) 9.94
2017 10.25 0.44 0.22 0.66 (0.41) (0.09) (0.50) 10.41
2016 10.14 0.43 0.19 0.62 (0.42) (0.09) (0.51) 10.25
2015 10.46 0.44 (0.12) 0.32 (0.46) (0.18) (0.64) 10.14
R-2 shares
2020 (b) 10.11 0.19 0.12 0.31 (0.22) – (0.22) 10.20
2019 9.88 0.45 0.25 0 .70 (0.47) – (0.47) 10.11
2018 10.35 0.45 (0.45) – (0.45) (0.02) (0.47) 9.88
2017 10.20 0.45 0 .22 0.67 (0.43) (0.09) (0.52) 10.35
2016 10.09 0.45 0.18 0.63 (0.43) (0.09) (0.52) 10.20
2015 10.42 0.45 (0.12) 0.33 (0.48) (0.18) (0.66) 10.09

See accompanying notes.
208
Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
3.26% (c),(d) $ 47,209 1.12% (e) 1.15% (e),(f) 4.06% (e) 10.6% (e)
7.75 (d) 45,660 1.13 1.16 (f) 4.89 19.8
0.38 (d) 45,458 1.02 1.05 (f) 4.87 12.3
7.37 (d) 51,417 1.00 1.03 (f) 4.88 16.1
6.87 (d) 50,135 1.06 1.10 (f) 4.84 13.9
3.59 (d) 43,477 1.14 1.16 (f) 4.72 16.9
3.46 (c) 4,110,611 0.80 (e) 0.80 (e),(g) 4.37 (e) 10.6 (e)
8.12 3,591,388 0.81 0.82 (g) 5.21 19.8
0.59 3,306,108 0.80 0.80 (g) 5.09 12.3
7.58 3,817,309 0.77 0.77 (g) 5.11 16.1
7.26 2,444,823 0.76 – 5.14 13.9
3.91 1,923,458 0.76 – 5.12 16.9
3.14 (c) 465 1.58 (e) – 3.61 (e) 10.6 (e)
7.23 1,024 1 .58 – 4.44 19.8
(0.20) 987 1.58 – 4.29 12.3
6 .75 1,315 1.58 – 4.31 16.1
6.32 1,572 1.58 – 4.32 13.9
3.16 1,332 1.58 – 4.27 16.9
3.07 (c) 1,886 1.45 (e) – 3.72 (e) 10.6 (e)
7.42 1,514 1.45 – 4.58 19.8
(0.06) 1,788 1.45 – 4.45 12.3
6.84 1,760 1.45 – 4.44 16.1
6.49 1,234 1.45 – 4.45 13.9
3.25 1,556 1.45 – 4.43 16.9

See accompanying notes.
209
Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SPECTRUM PREFERRED AND CAPITAL SECURITIES INCOME FUND
R-3 shares
2020 (b) $ 10.15 $ 0.20 $ 0.13 $ 0.33 ( $ 0.23) $ – ( $ 0.23) $ 10.25
2019 9.92 0.47 0.25 0.72 (0.49) – (0.49) 10.15
2018 10.39 0.47 (0.46) 0.01 (0.46) (0.02) (0.48) 9.92
2017 10.23 0.47 0.22 0.69 (0.44) (0.09) (0.53) 10.39
2016 10.12 0.47 0.18 0.65 (0.45) (0.09) (0.54) 10.23
2015 10.45 0.47 (0.13) 0.34 (0.49) (0.18) (0.67) 10.12
R-4 shares
2020 (b) 10.13 0.21 0.13 0.34 (0.24) – ( 0 .24) 10.23
2019 9.90 0.48 0.26 0.74 (0.51) – (0.51) 10.13
2018 10.37 0.49 (0.46) 0.03 ( 0 .48) (0.02) (0.50) 9.90
2017 10.21 0.48 0.23 0.71 (0.46) (0.09) (0.55) 10.37
2016 10.10 0.49 0.18 0 .67 (0.47) (0.09) (0.56) 10.21
2015 10.44 0.50 (0.15) 0.35 (0.51) (0.18) (0.69) 10.10
R-5 shares
2020 (b) 10.18 0.22 0.12 0.34 (0.24) – (0.24) 10.28
2019 9.95 0.50 0.25 0.75 (0.52) – (0.52) 10.18
2018 10.42 0.50 (0.45) 0.05 (0.50) (0.02) (0.52) 9.95
2017 10.26 0.50 0.23 0.73 (0.48) (0.09) (0.57) 10.42
2016 10.15 0.50 0.18 0.68 (0.48) (0.09) (0.57) 10.26
2015 10.47 0.50 (0.12) 0.38 (0.52) (0.18) (0.70) 10.15
R-6 shares
2020 (b) 10.23 0.23 0.12 0.35 (0.26) – (0.26) 10.32
2019 9.99 0.53 0.25 0.78 (0.54) – (0.54) 10.23
2018 10.46 0.53 (0.46) 0.07 (0.52) (0.02) (0.54) 9.99
2017 ( i ) 9 .91 0.35 0.53 0.88 (0.33) – (0.33) 10.46

See accompanying notes.
210
Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
3.25% (c) $ 2,288 1.27% (e) – % 3 .90% (e) 10.6 (e)
7.58 2,101 1.27 – 4.77 19.8
0.11 2,319 1 .27 – 4.62 12.3
7.09 2,676 1.27 – 4.62 16.1
6.66 3,311 1.27 – 4.63 13.9
3.40 3,758 1.27 – 4.60 16.9
3.34 (c) 1,066 1.08 (e) – 4.11 (e) 10.6 (e)
7.80 1,397 1.08 – 4.93 19.8
0.31 1,284 1.08 – 4.82 12.3
7.30 1,304 1.08 – 4.78 16.1
6.86 1,395 1.08 – 4.89 13.9
3.52 1,543 1.08 – 4.87 16.9
3.39 (c) 3,725 0.96 (e) – 4.22 (e) 10.6 (e)
7.89 3,200 0.96 – 5.05 19.8
0.43 3,023 0.96 – 4.92 12.3
7.40 3,506 0.96 – 4.92 16.1
7.07 (h) 4,216 0.96 – 4.93 13.9
3.72 (h) 3,665 0.96 – 4.90 16.9
3.51 (c),(h) 1,036,238 0.70 (e) 0.70 (e),(g) 4.47 (e) 10.6 (e)
8.12 (h) 910,863 0.71 0.71 (g) 5.32 19.8
0.69 1,010,227 0.71 0.71 (g) 5.21 12.3
8.98 (c) 520,462 0.71 (e) 0.72 (e),(g) 5.08 (e) 16.1 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 29, 2020.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the contingent deferred sales charge.
(e) Computed on an annualized basis.
(f) Excludes expense reimbursement from Manager and/or Distributor.
(g) Excludes expense reimbursement from Manager.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
( i ) Period from January 3, 2017, date operations commenced, through August 31, 2017.

See accompanying notes.
211
Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SYSTEMATEX INTERNATIONAL FUND
Institutional shares
2020 (b) $ 9 .50 $ 0 .07 $ – $ 0 .07 ( $ 0 .09 ) $ – ( $ 0 .09 ) $ 9 .48
2019 11 .99 0 .29 ( 1 .27 ) ( 0 .98 ) ( 0 .36 ) ( 1 .15 ) ( 1 .51 ) 9 .50
2018 12 .03 0 .30 0 .16 0 .46 ( 0 .28 ) ( 0 .22 ) ( 0 .50 ) 11 .99
2017 10 .43 0 .13 1 .69 1 .82 ( 0 .22 ) – ( 0 .22 ) 12 .03
2016 (f) 10 .00 0 .24 0 .26 0 .50 ( 0 .05 ) ( 0 .02 ) ( 0 .07 ) 10 .43
R-6 shares
2020 (b) 9 .60 0 .06 0 .01 0 .07 ( 0 .09 ) – ( 0 .09 ) 9 .58
2019 12 .09 0 .32 ( 1 .29 ) ( 0 .97 ) ( 0 .37 ) ( 1 .15 ) ( 1 .52 ) 9 .60
2018 12 .12 0 .31 0 .16 0 .47 ( 0 .28 ) ( 0 .22 ) ( 0 .50 ) 12 .09
2017 10 .44 0 .26 1 .64 1 .90 ( 0 .22 ) – ( 0 .22 ) 12 .12
2016 (f) 10 .00 0 .31 0 .20 0 .51 ( 0 .05 ) ( 0 .02 ) ( 0 .07 ) 10 .44

See accompanying notes.
212
Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
0 .61% (c) $ 270 0 .75% (d) 7 .00% (d) ,(e) 1 .38% (d) 40 .6% (d)
( 7 .37 ) 268 0 .75 7 .07 (e) 2 .81 10 .7
3 .71 305 0 .75 3 .79 (e) 2 .43 46 .1
17 .86 554 0 .75 1 .87 (e) 1 .25 44 .3
4 .93 (c) 4,198 0 .75 (d) 1 .61 (d) ,(e) 2 .59 (d) 60 .2 (d)
0 .61 (c) 216,044 0 .64 (d) 0 .70 (d) ,(e) 1 .16 (d) 40 .6 (d)
( 7 .29 ) 56,624 0 .64 0 .83 (e) 3 .05 10 .7
3 .78 53,807 0 .62 0 .74 (e) 2 .53 46 .1
18 .62 76,182 0 .62 0 .78 (e) 2 .39 44 .3
5 .03 (c) 59,094 0 .62 (d) 1 .11 (d) ,(e) 3 .26 (d) 60 .2 (d)
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 29, 2020.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Excludes expense reimbursement from Manager.
(f) Period from September 22, 2015, date operations commenced, through August 31, 2016.

Shareholder Expense Example
Principal Funds, Inc.
February 29, 2020 (unaudited)
213
As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2019 to February 29, 2020), unless otherwise noted.
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. R-1, R-2, R-3, R-4, and R-5 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual Hypothetical
Beginning
Account
Value September
1, 2019
Ending Account
Value February
29, 2020
Expenses Paid
During Period
September
1, 2019 to
February 29,
2020
(a)
Beginning
Account Value
September 1,
2019
Ending Account
Value February
29, 2020
Expenses Paid
During Period
September
1, 2019 to
February 29,
2020
(a)
Annualized
Expense
Ratio
Blue Chip Fund
Class J $ 1,000.00 $ 1,055.24 $ 4.39 $ 1,000.00 $ 1,020.59 $ 4.32 0.86%
Institutional 1,000.00 1,056.79 3.22 1,000.00 1,021.73 3.17 0.63
R-3 1,000.00 1,054.18 5.77 1,000.00 1,019.24 5.67 1.13
R-4 1,000.00 1,055.00 4.80 1,000.00 1,020.19 4.72 0.94
R-5 1,000.00 1,055.81 4.19 1,000.00 1,020.79 4.12 0.82
R-6 1,000.00 1,057.24 2.86 1,000.00 1,022.08 2.82 0.56
Bond Market Index Fund
Class J 1,000.00 1,029.72 3.58 1,000.00 1,021.33 3.57 0.71
Institutional 1,000.00 1,032.88 0.71 1,000.00 1,024.17 0.70 0.14
R-1 1,000.00 1,027.73 5.14 1,000.00 1,019.79 5.12 1.02
R-2 1,000.00 1,028.62 4.49 1,000.00 1,020.44 4.47 0.89
R-3 1,000.00 1,028.82 3.58 1,000.00 1,021.33 3.57 0.71
R-4 1,000.00 1,030.81 2.63 1,000.00 1,022.28 2.61 0.52
R-5 1,000.00 1,031.42 2.02 1,000.00 1,022.87 2.01 0.40
Diversified Real Asset Fund
Institutional 1,000.00 995.42 4.22 1,000.00 1,020.64 4.27 0.85
R-3 1,000.00 992.37 6.74 1,000.00 1,018.10 6.82 1.36
R-4 1,000.00 993.16 5.80 1,000.00 1,019.05 5.87 1.17
R-5 1,000.00 993.72 5.20 1,000.00 1,019.64 5.27 1.05
R-6 1,000.00 994.11 3.92 1,000.00 1,020.93 3.97 0.79
Edge MidCap Fund
Institutional 1,000.00 978.81 3.79 1,000.00 1,021.03 3.87 0.77
R-6 1,000.00 979.66 3.20 1,000.00 1,021.63 3.27 0.65

Shareholder Expense Example
Principal Funds, Inc.
February 29, 2020 (unaudited)
214
Actual Hypothetical
Beginning
Account
Value September
1, 2019
Ending Account
Value February
29, 2020
Expenses Paid
During Period
September
1, 2019 to
February 29,
2020
(a)
Beginning
Account Value
September 1,
2019
Ending Account
Value February
29, 2020
Expenses Paid
During Period
September
1, 2019 to
February 29,
2020
(a)
Annualized
Expense
Ratio
Global Multi-Strategy Fund
Institutional $ 1,000.00 $ 1,001.86 $ 18.37 $ 1,000.00 $ 1,006.51 $ 18.41 3.69%
R-6 1,000.00 1,001.86 18.07 1,000.00 1,006.81 18.11 3.63
Global Multi-Strategy Fund (Excluding Dividend and Interest Expense on
Shorts)
Institutional 1,000.00 1,001. 90 8.16 1,000.00 1,0 16.61 8.26 1.64
R-6 1,000.00 1,001. 90 7.86 1,000.00 1,0 16.91 7.95 1.58
International Equity Index Fund
Institutional 1,000.00 998.84 1.54 1,000.00 1,023.32 1.56 0.31
R-1 1,000.00 994.72 5.95 1,000.00 1,018.90 6.02 1.20
R-2 1,000.00 995.82 5.31 1,000.00 1,019.54 5.37 1.07
R-3 1,000.00 996.66 4.42 1,000.00 1,020.44 4.47 0.89
R-4 1,000.00 997.42 3.48 1,000.00 1,021.38 3.52 0.70
R-5 1,000.00 997.51 2.88 1,000.00 1,021.98 2.92 0.58
R-6 1,000.00 998.87 1.44 1,000.00 1,023.42 1.46 0.29
International Small Company Fund
Institutional 1,000.00 988.90 5.93 1,000.00 1,018.90 6.02 1.20
R-6 1,000.00 988.99 5.34 1,000.00 1,019.49 5.42 1.08
Opportunistic Municipal Fund
Institutional 1,000.00 1,046.43 3.26 1,000.00 1,021.68 3.22 0.64
Opportunistic Municipal Fund (Excluding Interest Expense and Fees)
Institutional 1,000.00 1,046.4 0 2.85 1,000.00 1,02 2.04 2.82 0. 56
Origin Emerging Markets Fund
Institutional 1,000.00 1,048.04 6.11 1,000.00 1,018.90 6.02 1.20
R-6 1,000.00 1,048.96 5.45 1,000.00 1,019.54 5.37 1.07
Small-MidCap Dividend Income
Fund
Institutional 1,000.00 956.65 4.18 1,000.00 1,020.59 4.32 0.86
R-6 1,000.00 957.18 3.80 1,000.00 1,020.98 3.92 0.78
Small-MidCap Growth Fund
Institutional 1,000.00 995.13 4.12 1,000.00 1,020.74 4.17 0.83
Spectrum Preferred and Capital
Securities Income Fund
Class J 1,000.00 1,032.61 5.66 1,000.00 1,019.29 5.62 1.12
Institutional 1,000.00 1,034.58 4.05 1,000.00 1,020.89 4.02 0.80
R-1 1,000.00 1,031.40 7.98 1,000.00 1,017.01 7.92 1.58
R-2 1,000.00 1,030.74 7.32 1,000.00 1,017.65 7.27 1.45
R-3 1,000.00 1,032.47 6.42 1,000.00 1,018.55 6.37 1.27
R-4 1,000.00 1,033.40 5.46 1,000.00 1,019.49 5.42 1.08
R-5 1,000.00 1,033.94 4.85 1,000.00 1,020.09 4.82 0.96
R-6 1,000.00 1,035.11 3.54 1,000.00 1,021.38 3.52 0.70
SystematEx International Fund
Institutional 1,000.00 1,006.14 3.74 1,000.00 1,021.13 3.77 0.75
R-6 1,000.00 1,006.08 3.19 1,000.00 1,021.68 3.22 0.64
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Principal Funds, Inc.
(unaudited)
215
Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940
As noted in the table provided below, certain of the Principal Funds made distributions for the month of December 2019 for which a portion is estimated to be in excess of the fund’s current and accumulated net income. As of December 2019, the estimated sources of these distributions were as follows:
The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.
Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the funds will not be available until the end of the funds’ fiscal year.
As a result, shareholders should not use the information provided in this notice for tax reporting purposes.
Notices are posted monthly on our website at principalfunds.com/sources-of-distribution . You may also request a copy of such notices, free of charge, by telephoning 800-222-5852.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the investment. Contact your financial professional or call 800-222-5852 to obtain another copy of the prospectus. Read the prospectus carefully before investing.
A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.
Principal Funds are distributed by Principal Funds Distributor, Inc.
December 2019
Fund Net Income Realized Gain Capital Sources
Bond Market Index Fund 97.12% 0.00% 2.88%
Diversified Real Asset Fund 89.51 0.00 10.49
International Equity Index Fund 77.45 0.00 22.55
International Small Company Fund 21.57 56.32 22.11
Origin Emerging Markets Fund 88.81 0.00 11.19
SystematEx International Fund 74.12 25.88 0.00

216
FUND DIRECTORS AND OFFICERS
Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and Principal Diversified Select Real Asset Fund
which are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72.
Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.
The following directors are considered not to be “interested persons” as defined in the 1940 Act
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other Directorships
Held by Director
During Past 5 Years
Elizabeth Ballantine
Director since 2004
Member, Nominating and Governance
Committee
1948
Principal, EBA Associates 127 Durango Herald, Inc.; McClatchy
Newspapers, Inc.
Leroy T. Barnes, Jr.
Director since 2012
Member, Audit Committee
Member, Nominating and Governance
Committee
1951
Retired. 127 McClatchy Newspapers, Inc.; Frontier
Communications, Inc.; formerly, Herbalife
Ltd.
Craig Damos
Lead Independent Director since 2020
Director since 2008
Member, Nominating and Governance
Committee Member,15(c) Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC 127 None
Mark A. Grimmett
Director since 2004
Member, Audit Committee Member, 15(c)
Committee
Member, Executive Committee
1960
Formerly, Executive Vice President and CFO, Merle
Norman Cosmetics, Inc.
127 None
Fritz S. Hirsch
Director since 2005
Member, Nominating and Governance
Committee
Member, Operations Committee
Member, 15(c) Committee
1951
Formerly, CEO, MAM USA 127 MAM USA
Tao Huang
Director since 2012
Member, Operations Committee
Member, 15(c) Committee
1962
Retired. 127 Armstrong World Industries, Inc. and
Equity Lifestyle Properties, Inc.
Karen (“Karrie”) McMillan
Director since 2014
Member, Operations Committee
1961
Managing Director, Patomak Global Partners, LLC 127 None
Elizabeth A. Nickels
Director since 2015
Member, Audit Committee
1962
Retired. 127 SpartanNash; formerly: Charlotte Russe;
Follet Corporation; PetSmart; Spectrum
Health Systems
Mary M. (“Meg”) VanDeWeghe
Director since 2018
Member, Operations Committee
1959
CEO and President, Forte Consulting, Inc. 127 Denbury Resources Inc. and Helmerich
& Payne; Formerly: Brown Advisory;
B/E Aerospace; WP Carey; Nalco (and its
successor Ecolab)

217
The following directors are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the
Manager and Principal Life.
Correspondence intended for each Director who is other than an Interested Director may be sent to 655 9th Street, Des Moines, IA 50392.
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other
Directorships
Held by Director
During Past 5 Years
Timothy M. Dunbar
Chair and Director since 2019
Member, Executive Committee
1957
Director, PGI since 2018
President, Principal Global Asset Management,
PGI, Principal Life Insurance Company (“PLIC”),
Principal Financial Services, Inc. (“PFSI”), and
Principal Financial Group (“PFG”) since 2018
Chair/Executive Vice President, RobustWealth, Inc.
since 2018
Director, Post Advisory Group, LLC (“Post”) since
2018
Executive Vice President/Chief Investment Officer,
PLIC, PFSI and PFG (2014-2018)
127 None
Patrick Halter
Director since 2017
1959
Chief Executive Officer and President, PGI since
2018
Chief Operating Officer, PGI (2017-2018)
Chair, PGI since 2018
Director, PGI (2003-2018)
Director, Finisterre Capital LLP since 2018
Director, Origin Asset Management LLP since 2018
Chair, Post since 2017
Chief Executive Officer, Principal Real Estate
Investors, LLC (“PREI”) since 2005
Chair, PREI since 2004
Chair, Spectrum Asset Management, Inc. since 2017
Director, CCIP, LLC since 2017
127 None

218
The following table presents officers of the Funds.
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Randy L. Bergstrom
Assistant Tax Counsel
Des Moines, IA 50392
1955
Counsel, PGI
Counsel, PLIC
Kamal Bhatia
President, Chief Executive Officer
1972
President, PFG, PFSI, and PLIC since 2019
Principal Executive Officer, OC Private Capital
(2017-2019)
Senior Vice President, OppenheimerFunds (2011-
2019)
Jennifer A. Block
Deputy Chief Compliance Officer
Des Moines, IA 50392
1973
Vice President and Counsel (2017-2018)
Assistant Counsel (2010-2017)
Assistant Secretary (2015-2018)
Counsel, PGI (2017-2018)
Counsel, PLIC (2009-2018)
Counsel, PMC (2014-2017)
Tracy W. Bollin
Chief Financial Officer
Des Moines, IA 50392
1970
Managing Director, PGI since 2016
Chief Operating Officer, PMC (2015-2017)
Chief Financial Officer, PFA (2010-2015)
Senior Vice President, PFD since 2015
Chief Financial Officer, PFD (2010-2016)
Senior Vice President, PMC (2015–2017)
Chief Financial Officer, PMC (2010-2015)
Director, PMC (2014–2017)
Chief Financial Officer, PSI (2010-2015)
President, PSS since 2015
Chief Financial Officer, PSS (2010-2015)
Gina L. Graham
Treasurer
Des Moines, IA 50392
1965
Vice President/Treasurer, PFA since 2016
Vice President/Treasurer, PFD since 2016
Vice President/Treasurer, PGI since 2016
Vice President/Treasurer, PLIC since 2016
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, PREI since 2016
Vice President/Treasurer, PSI since 2016
Vice President/Treasurer, PSS since 2016
Laura B. Latham
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Counsel, PGI since 2018
Prior thereto, Attorney in Private Practice
Diane K. Nelson
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer, PSS since
2015
Compliance Advisor, PMC (2013-2015)
Sara L. Reece
Vice President and Controller
Des Moines, IA 50392
1975
Director - Accounting, PLIC since 2015
Assistant Financial Controller, PLIC prior to 2015
Teri R. Root
Chief Compliance Officer
Des Moines, IA 50392
1979
Interim Chief Compliance Officer (2018)
Deputy Chief Compliance Officer (2015-2018)
Deputy Chief Compliance Officer, PGI since 2017
Vice President and Chief Compliance Officer, PMC
(2015–2017)
Vice President, PSS since 2015
Britney L. Schnathorst
Assistant Counsel and Assistant
Secretary
Des Moines, IA 50392
1981
Counsel, PLIC since 2013

219
The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing materials.
The Audit Committee’s primary purpose is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the
Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law; 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees established by the Board. The Committee responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The nominating functions of the Committee include selecting and nominating all candidates who are not “interested persons” of the Fund Complex for election to the Board. Generally, the Committee requests director nominee suggestions from the committee members and management. In addition, the Committee will consider Director candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 711 High Street, Des
Moines, IA 50392. When evaluating a person as a potential nominee to serve as an Independent Director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Adam U. Shaikh
Assistant Counsel
Des Moines, IA 50392
1972
Assistant General Counsel, PGI since 2018
Counsel, PGI (2017-2018)
Counsel, PLIC since 2006
Counsel, PMC (2014-2017)
John L. Sullivan
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Counsel, PGI since 2019
Prior thereto, Attorney in Private Practice
Dan L. Westholm
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President/Treasurer, PGI since 2017
Assistant Vice President/Treasury, PFA since 2013
Assistant Vice President/Treasury, PFD since 2013
Assistant Vice President/Treasury, PLIC since 2014
Assistant Vice President/Treasury, PMC (2013-
2017)
Assistant Vice President/Treasury, PSI since 2013
Assistant Vice President/Treasury, PSS since 2013
Beth C. Wilson
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC
Clint L. Woods
Counsel, Vice President, and
Assistant Secretary
Des Moines, IA 50392
1961
Of Counsel (2017-2018)
Vice President (2016-2017)
Counsel (2015-2017)
Vice President, PLIC since 2015
Associate General Counsel, Governance Officer, and
Assistant Corporate Secretary, PLIC since 2013
Jared Yepsen
Assistant Tax Counsel
Des Moines, IA 50392
1981
Counsel, PGI since 2017
Counsel, PLIC since 2015
Senior Attorney, Transamerica Life Insurance
Company (2013-2015)

220
otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers these factors in evaluating the composition of the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.
The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Funds Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectus dated December 1, 2019, and the Statement of Additional Information
dated December 1, 2019. These documents may be obtained free of charge by writing Principal Funds, Inc., P.O. Box 8024, Boston, MA
02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.com/prospectuses.
PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the
SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission as of November 30 and May 31 each year as a part of Form N-PORT. The Fund’s Form N-PORT can be reviewed and copied at the Commission’s Public Reference Room in Washington,
D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.
STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
On June 1, 2019, a Liquidity Risk Management Program (the “Program”) was adopted by the Fund. The Board is expected to review the operation and effectiveness of the Program in June 2020.

221
BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved the annual review and renewal of the Management Agreement and various subadvisory agreements for all Funds.
Annual Review and Renewal of Management Agreement and Subadvisory Agreements
At its September 10, 2019 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Sub-advisory Agreements for all Funds.
Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PFI, as defined in the
1940 Act (the “Board”), annually to review and to consider the continuation of: (1) the Management Agreement between Principal Global
Investors, LLC (the “Manager”) and PFI, on behalf of each of the fifteen (15) series of PFI (each series is referred to as a “Fund”) (2) the
Sub-advisory Agreements between the Manager and each of BlackRock Financial Management, Inc.; BlackRock International Limited; BNP
Paribas Asset Management USA, Inc.; ClearBridge RARE infrastructure (North America) Pty Limited; Columbus Circle Investors; Credit
Suisse Asset Management, LLC; Delaware Investments Fund Advisers; Finisterre Capital LLP; Gotham Asset Management, LLC; Graham
Capital Management, L.P.; KLS Diversified Asset Management LP; Loomis, Sayles & Company, L.P.; Los Angeles Capital Management and
Equity Research, Inc.; Mellon Investments Corporation; Origin Asset Management LLP; Pictet Asset Management SA; Principal Real Estate
Investors, LLC; Sound Point Capital Management, LP; Spectrum Asset Management, Inc.; Symphony Asset Management LLC; Tortoise
Capital Advisors, L.L.C.; Wellington Management Company LLP; and York Registered Holdings, L.P.; (collectively, the “Subadvisors”).
The Management Agreement and the Subadvisory Agreements are collectively referred to as the “Advisory Agreements.”
The Board considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board reviewed a broad range of information requested for this purpose, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.
Management Agreement
The Board considered, among other factors, that the Manager, along with Principal Management Corporation, the previous investment advisor to the Funds that merged with and into the Manager on May 1, 2017, and its affiliates have demonstrated a long-term commitment to support the Funds, including undertakings to cap Fund expenses and/or waive management fees for certain Funds. In addition, the Board considered the following factors for each of the Funds. The Board concluded that a relationship with a capable and conscientious investment adviser is in the best interests of each Fund.
The Board considered the nature, quality and extent of the services provided under the Management Agreements, including accounting and administrative services, as applicable. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager.
The Board concluded that appropriate resources were provided under the Management Agreements.
The Board also considered that for certain Funds, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility to the sub-advisors. The Board noted that the Manager’s process for the selection of Sub-advisors emphasizes the selection of Principal-affiliated sub-advisors that are determined to be qualified under the Manager’s due diligence process, but that the Manager will select an unaffiliated sub advisor to manage all or a portion of a Fund’s investment portfolio when deemed necessary or appropriate based upon a consideration of the Fund’s investment mandate and available expertise and resources within the Principal organization. With respect to Funds with unaffiliated sub advisors, the Board considered the due diligence process developed by the Manager for purposes of selecting a qualified unaffiliated sub-advisor for a Fund. The Board considered the Manager’s due diligence process for monitoring and replacing Sub-
advisors and for monitoring the investment performance of the Manager. The Board also considered the compliance program established by the Manager for the Funds, the quality of that program and the Funds’ compliance history. The Board noted that they had reviewed and discussed information regarding the cost and quality of Fund portfolio transactions, including best execution and soft dollar reports and information regarding the research payment accounts for applicable Funds, and included this information in their consideration of the renewal of the Advisory Agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under each Management Agreement were satisfactory.
Investment Performance
The Board reviewed each Fund’s investment performance over longer-term periods, reviewing both the investment return during the three-
year period ended March 31, 2019 and the blended investment return (50%/50%) of the three- and five-year periods ended March 31, 2019, and compared those returns to various agreed-upon performance measures, including, for all Funds peer group data based upon a broad-
based, industry category determined by Broadridge (“Performance Universe”).

222
For Funds or Sub-advisors that did not have a three-year or five-year performance history, the Board reviewed performance for a one-year or three-year period ended March 31, 2019, respectively, if available. The Board also compared each Fund’s investment performance over the one-, three- and five-year periods ended March 31, 2019, as available, to one or more relevant benchmark indices. The Board noted that certain Funds had commenced operations recently and, accordingly, no or limited performance information was considered. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the Fund’s investment returns met acceptable levels of investment performance.
There were certain Funds, and certain Sub-advisors for multi-manager Funds, that had not attained during the relevant period(s) a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered other factors, such as the longer-
term performance of each such Fund or Sub-advisor, remedial efforts being taken to improve performance and/or the Manager’s explanation for the performance of such Fund or Sub advisor. The Board considered the Manager’s due diligence process for evaluating the performance of all Funds and all Sub-advisors, for which they received regular reporting, and concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Sub advisors at the appropriate time, if necessary.
Investment Management Fees
The Board considered each Fund’s management fee rate. For each Fund, the Board received certain information from Broadridge. The Board received information comparing each Fund’s (1) contractual management fee rate at current asset levels and at theoretical asset levels, (2) net management fee rate (after any fee waivers) at average fiscal-year asset levels, (3) actual non-management fee rate at average fiscal-year asset levels, and (4) total net expense ratio (including, as applicable, acquired fund fees and expenses and after any expense caps or fee waivers) at average fiscal-year asset levels for Class A shares, in each case as available, to investment advisory fee rates and expense ratios of funds in a peer group selected by Broadridge (“Expense Group”), and, if available, a broad-based, industry category defined by Broadridge (“Expense
Universe”). The Board considered that the Capital Securities fund does not pay a management fee.
For Funds that did not offer Class A shares or if Class A shares represented less than 5% of the Fund’s total assets, the information provided was based upon Institutional Class shares.
In evaluating the management fee rates, the Board considered a variety of factors, including the fee rates, breakpoints, comparisons to fee rates of peer group funds and other funds and non fund accounts managed by the Manager, sub-advisory fee rates paid, services provided, investment performance, total net expense ratios, profitability, the existence and sharing of economies of scale, fall-out benefits and expense caps and fee waivers. The Board considered the impact of changes in sub-advisory fee rates put into effect since September 2018.The Board considered that certain Funds with similar investment strategies and policies have different management fees and noted the reasons cited by the Manager for the differing fees. For most Funds, actual management fees were within the third quartile or better when compared to their
Expense Group. For some Funds, although actual management fees were higher than the third quartile, total net expense ratios were within the third quartile or better.
Profitability
The Board reviewed detailed information regarding revenues PGI received under the Management Agreements and the estimated direct and indirect costs incurred in providing to each Fund the services described in the applicable Management Agreements for the year ended
December 31, 2018. The Board also considered the returns on revenue generated in connection with the payment of sub-advisory fees to affiliated Sub-advisors (Columbus Circle Investors, Finisterre Capital LLP, Origin Asset Management LLP, Principal Real Estate Investors
LLC and Spectrum Asset Management, Inc.) and the aggregated return on revenue to PGI and its affiliates for the year ended December
31, 2018. The Board concluded that the management fee for each Fund was reasonable, taking into account the profitability information presented by the Manager.
Economies of Scale
The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale. The Board considered the Manager’s biennial breakpoint study that was received by the Board in March 2018 and the Manager’s representation that Funds are initially priced as though the Fund had reached scale, reflecting a sharing of economies of scale. The Board then reviewed the levels at which breakpoints occur, the incremental declines in management fee rates at each breakpoint and the amount of fee reductions that had been provided to shareholders as a result of these breakpoints. The Board considered cost saving passed along to the Funds as a result of certain expense caps and fee waivers. The Board considered whether the effective management fee rate for each Fund under the applicable Management Agreement is reasonable in relation to the asset size of such Fund. The Board also noted
management’s explanation of efficiencies in the Manager’s cost structure. The Board concluded that the fee schedule for each Fund, taking into account the proposed amendments described above, reflects an appropriate level of sharing of any economies of scale.
The Board also noted that the management fee schedules for the Bond Market Index Fund and International Equity Index Fund do not include breakpoints, but each such Fund has a relatively low management fee rate (25 basis points or less) on all Fund assets. Considering all relevant factors, including the level of the fee, the Board determined that no breakpoints were necessary at this time.

223
Other Benefits to Manager
The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates from their relationships with the Funds. The Board concluded that the incidental benefits received by the Manager and its affiliates were appropriate.
Special Circumstances
For certain Funds, in reaching the conclusion that the Management Agreement should be renewed, the Board included within their considerations certain actions previously taken by the Board.
Subadvisory Agreements
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under each Sub advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-advisor, the investment approach of the Sub-advisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund and the resources made available to such personnel. The
Board also considered the Sub-advisors’ compliance with investment policies and general legal compliance. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Sub-advisors to the sub-advised Funds under the Sub-
advisory Agreements are satisfactory.
With respect to each Sub-advisory Agreement for which management proposed an amendment that would result in a reduction in the sub-
advisory fee rate, the Board considered the Manager’s representation that the amendment would not reduce the nature, quality or extent of the services the Sub-advisor provides and that the Sub-advisor’s obligations under the Sub advisory Agreement would remain the same in all material respects.
Investment Performance
As to each sub-advised Fund, the Manager had advised the Board that the investment services delivered by each Sub-advisor to the Fund were reasonable. Based upon all relevant factors, the Board concluded that each Sub-advisor is qualified and that either: (1) the investment performance of the Sub-advisor met acceptable levels of investment performance; or (2) although the Fund experienced underperformance from the applicable Sub-advisor, based upon that Fund’s particular circumstances or in light of remedial efforts being taken to improve performance, as applicable, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Sub-advisory
Agreement. In each case involving underperformance, the Board concluded that the Manager was providing effective monitoring.
Fees, Economies of Scale and Profitability
For each sub-advised Fund, the Board considered the sub-advisory fee rates, noting that the Manager compensates each Sub-advisor from its own management fee, so that shareholders pay only the management fee. For each sub-advised Fund, the Board received certain information from Broadridge comparing each such Fund’s sub-advisory fee rate at current asset levels and at theoretical asset levels to sub-advisory fee rates of sub advised funds in the Expense Group and, if available, the Expense Universe. The Board considered that the Capital Securities
Fund does not receive a subadvisory fee.
The Board considered whether there are economies of scale with respect to the sub-advisory services provided to each sub-advised Fund and, if so, whether the sub-advisory fees reflect such economies of scale through breakpoints in fee schedules or whether the sub-advisory fee schedule is otherwise appropriate at current asset levels. In addition, in evaluating the sub advisory fee rates and the factor of profitability, with respect to unaffiliated Sub-advisors, the Board considered that the sub-advisory fee rate was negotiated at arm’s length between the
Manager and the Sub-advisor. The Board considered the profitability of the affiliated Sub advisors in conjunction with their review of the profitability of the Manager.
Other Benefits to Sub-advisors
The Board also considered the character and amount of other incidental benefits received by each Sub-advisor when evaluating the sub advisory fees. The Board considered as a part of this analysis each Sub-advisor’s brokerage practices, soft dollar practices and use of research payment accounts. The Board concluded that the incidental benefits received by each Sub advisor were appropriate.
Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement, including the fee rate payable thereunder, continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

224
Special Meeting of Shareholders
Principal Funds, Inc.
Held December 18, 2019
1. Approval of a Plan of Acquisition providing for the reorganization of the Global Opportunities Fund into the Diversified International
Fund.
For Against Abstain
Global Opportunities Fund 2,744,466.553 70,693.110 22,094.224

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
principalfunds.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal Funds.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal, Principal and symbol design, and Principal Financial Group are registered trademarks and services marks of Principal Financial Services, Inc., a Principal Financial Group company.
© 2020 Principal Financial Services, Inc. | FV675-10 | 02/2020 | 729325

Principal Funds: Equity & Fixed-Income Funds
Class A & C Shares
Semiannual Report
February 29, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the report from the Fund or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive such reports electronically, you will not be affected by this change and you do not need to take any action. If you have not previously elected electronic delivery, you may elect to receive reports and other communications from the Fund electronically by visiting our website at www.principalfunds.com/edelivery for instructions on enrolling in eDelivery or calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your reports, you can inform the Fund by calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of reports. Your election to receive reports in paper will apply to all funds with the Fund complex or to the shares you own through your financial intermediary.
Sign up for eDelivery!
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sign up for eDelivery today.
Visit PrincipalFunds.com >
Note: If your shares are not held directly with Principal
Funds but through a brokerage firm, please contact your
broker for electronic delivery options available.

Rev. 01/2020
EE11865PFI-03
FACTS
WHAT DOES PRINCIPAL FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and income
• Assets and transaction history
• Account transactions and account balances
When you are no longer our customer, we continue to share your information as described in this notice
How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Principal Funds chooses to share; and whether you can limit this sharing.
REASONS WE CAN SHARE YOUR
PERSONAL INFORMATION
DOES PRINCIPAL
FUNDS SHARE?
CAN YOU LIMIT THIS
SHARING?
For our everyday business purposes —such as to
process your transactions, maintain your account(s),
respond to court orders and legal investigations, or
report to credit bureaus
Yes No
For our marketing purposes —to offer our products
and services to you
Yes No
For joint marketing with other financial companies No We don’t share
For our affiliates’ everyday business purposes —
information about your transactions and experiences
Yes No
For our affiliates’ everyday business purposes —
information about your creditworthiness
No We don’t share
For nonaffiliates to market to you No We don’t share
Questions?
Call 1-800-222-5852 or go to www.principalfunds.com/customer-support/contact-us

EE11865PFI-03 | 01/2020
Who we are
Who is providing this notice? Principal Funds includes Principal Funds, Inc., Principal Funds Distributor,
Inc., and Principal Diversified Select Real Asset Fund.
What we do
How does Principal Funds
protect my personal
information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Principal
Funds collect my personal
information?
We collect your personal information, for example, when you
• Open an account or seek advice about your investments
• Direct us to buy securities or make deposits, or withdrawals from your account
• Give us your contact information or show your government issued ID
We also collect your personal information from others, such as affiliates, or other companies.
Why can’t I limit all
sharing?
Federal law gives you the right to limit only
• sharing for affiliates’ everyday business purposes—information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates Companies related by common ownership or control. They can be financial and nonfinancial companies.
• Our affiliates include companies of Principal Financial Group
®
Nonaffiliates Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• Principal Funds does not share with nonaffiliates so they can market to you.
Joint marketing A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• Principal Funds does not jointly market.
Other important information
This Privacy Notice governs information that you provide to Principal (or that we otherwise receive) when you apply for or receive a product or service used primarily for personal, family or household purposes.
We may collect additional information depending on the nature of your relationship with Principal or if you interact with us through our website or other digital technologies. Details about how we protect and use this additional information, including information about your privacy rights under California law such as the
California Consumer Privacy Act, are available online at www.principal.com/privacy-policies .
If you do not have access to www.principal.com/privacy-policies, please contact us at 1-800-986-3343 to have a copy mailed to you.

Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Letter from the President 1
Financial Statements 2
Notes to Financial Statements 24
Schedules of Investments 50
Financial Highlights (includes performance information) 134
Shareholder Expense Example 144
Supplemental Information 146

1
Kamal Bhatia
President, Principal Funds
GLOBAL INVESTMENT MANAGEMENT • ASSET ALLOCATION EXPERTISE • RETIREMENT LEADERSHIP
Dear Shareholder,
After gaining momentum through January, revival from last year’s world slump was interrupted. The uptick in coronavirus cases outside
China had investors fearing the worst. Stock markets tanked the last week of February, taking only four days to plunge more than 10%--the shortest time in history. Stocks were more attractive than in mid-February, but a sustained rally is unlikely until new cases of the virus peak outside of China.
As total active confirmed cases trended lower on China, quarantines were lifted and businesses resumed operations. Real gross domestic product (GDP) in China will likely contract in the first quarter, given several weeks of closures. It’s likely, though, that official data will show more optimism.
Manufacturing may finally have turned the corner in the United States, as output (ex aircraft) picked up nicely in January and regional
Federal Reserve (Fed) business surveys were clearly better. Housing activity has been vigorous and consumer confidence stayed high as job growth and income gains have been robust. But cracks are showing beneath the surface. Retail sales decelerated in recent months, despite labor market strength and lofty confidence. A key survey of service businesses weakened in February, driven by falloffs in tourism and other travel-related industries associated with coronavirus. If the virus doesn’t spread meaningfully, there could still be problems with supply chain issues, plus travel and trade from countries harder hit by the virus.
In the Eurozone, tepid fourth quarter GDP led to improving data early this year. Business surveys upgraded further in February from the lows of late last year. Most measures of economic confidence rose, too. That strength will be needed as the coronavirus starts to take a toll.
For investors, the situation is extremely fluid. If the virus can be contained, the news flow could quickly turn positive and a sharp stock market rally could ensue. Long-term interest rates could also jump. Or: the news could turn even more negative if new cases spike further and fear of recession spreads. The appropriate attitude is to hope for the best but prepare for the worst.
Our focus at Principal Funds has always been on consistent, long-term performance for our investors. Our investment strategies cover a wide range of asset classes to help you diversify your portfolio as you save for the future—whether you are investing for goals that are years down the road or closer at hand.
1
Thanks for your continued trust and financial commitment to our funds family.
Sincerely,
Kamal Bhatia
President, Principal Funds
1
Asset allocation and diversification do not ensure a profit or protect against a loss. Past performance does not guarantee future results.
*
All data and market commentary from February 2020 Economic Insights by Robert F. Baur, Ph.D., executive director, chief global economist and Robin Anderson, Ph.D., senior global economist.

Statements of Assets and Liabilities
Principal Funds, Inc.
February 29, 2020 (unaudited)
2
See accompanying notes.
Amounts in thousands, except per share amounts Blue Chip Fund
Diversified Real Asset
Fund
(a)
Edge MidCap Fund
Investment in securities--at cost ..........................................................
$ 3,874,503 $ 3,612,075 $ 596,308
Investment in affiliated Funds--at cost ...................................................
$ 3 $ 115,457 $ 18,968
Foreign currency--at cost ..................................................................
$ – $ 15,265 $ 43
Assets
Investment in securities--at value  .......................................................... $ 5,092,123 $ 3,609,352
(b)
$ 648,196
Investment in affiliated Funds--at value .................................................... 3 115,457 18,968
Foreign currency--at value .................................................................. – 15,303 43
Cash ......................................................................................... – 3,086 –
Deposits with counterparty .................................................................. – 16,259 –
Receivables:
Dividends and interest ................................................................. 2,520 6,548 1,216
Expense reimbursement from Manager ............................................... 220 207 35
Expense reimbursement from Distributor ............................................. 3 – –
Foreign currency contracts ........................................................... – 906 –
Fund shares sold ....................................................................... 28,493 6,460 349
Investment securities sold ............................................................. 9,006 59,872 20,195
Unrealized gain on unfunded loan commitments ..................................... – 1,105 –
Variation margin on futures ........................................................... – 12,136 –
Variation margin on swaps ............................................................ – 1,716 –
Prepaid directors' expenses .................................................................. – 1 –
Total Assets   5,132,368 3,848,408 689,002
Liabilities
Accrued management and investment advisory fees ........................................ 2,627 2,509 410
Accrued administrative service fees ........................................................ 1 – –
Accrued distribution fees .................................................................... 271 22 2
Accrued service fees ........................................................................ 4 – –
Accrued transfer agent fees ................................................................. 167 537 9
Accrued chief compliance officer fees ...................................................... – 1 –
Accrued directors' expenses ................................................................. 4 – –
Accrued professional fees ................................................................... 20 96 21
Accrued other expenses ..................................................................... 98 322 4
Deposits from counterparty ................................................................. – 210 –
Payables:
Borrowing ............................................................................. 7,880 – –
Foreign currency contracts ............................................................ – 1,210 –
Fund shares redeemed ................................................................. 34,228 4,175 1,251
Investment securities purchased ...................................................... 861 98,019 24,503
Options and swaptions contracts written  (premiums received $ 0 , $ 3,687 and $ 0 ) ... – 3,981 –
OTC swap agreements--at value (premiums received $ 0 , $ 0 and $ 0 ) ................ – 12,578 –
Variation margin on futures ........................................................... – 21,328 –
Variation margin on swaps ............................................................ – 1,876 –
Collateral obligation on securities loaned, at value ......................................... – 9,826 –
Total Liabilities
46,161 156,690 26,200
Net Assets Applicable to Outstanding Shares ............................................
$ 5,086,207 $ 3,691,718 $ 662,802
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 3,808,386 $ 3,954,134 $ 589,817
Total distributable earnings (accumulated loss) .............................................
1,277,821 (262,416) 72,985
Total Net Assets
$ 5,086,207 $ 3,691,718 $ 662,802

Statements of Assets and Liabilities
Principal Funds, Inc.
February 29, 2020 (unaudited)
3
See accompanying notes.
Amounts in thousands, except per share amounts Blue Chip Fund
Diversified Real Asset
Fund
(a)
Edge MidCap Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,300,000 1,875,000 300,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 403,727 $ 49,129 $ 9,737
Shares Issued and Outstanding ........................................................ 15,660 4,485 720
Net Asset Value per share ............................................................. $ 25 .78 $ 10 .95 $ 13 .53
Maximum Offering Price .............................................................
$ 27 .28 $ 11 .38 $ 14 .32
Class C : Net Assets .......................................................................... $ 198,750 $ 13,585 N/A
Shares Issued and Outstanding ........................................................ 8,117 1,262
Net Asset Value per share .............................................................
$ 24 .48
(c)
$ 10 .76
(c)
Class J : Net Assets .......................................................................... $ 94,098 N/A N/A
Shares Issued and Outstanding ........................................................ 3,604
Net Asset Value per share .............................................................
$ 26 .11
(c)
Institutional : Net Assets ..................................................................... $ 1,220,472 $ 2,299,408 $ 42,478
Shares Issued and Outstanding ........................................................ 46,532 210,265 3,131
Net Asset Value per share .............................................................
$ 26 .23 $ 10 .94 $ 13 .57
R-3 : Net Assets .............................................................................. $ 6,441 $ 147 N/A
Shares Issued and Outstanding ........................................................ 249 14
Net Asset Value per share .............................................................
$ 25 .82 $ 10 .90
R-4 : Net Assets .............................................................................. $ 4,107 $ 11 N/A
Shares Issued and Outstanding ........................................................ 158 1
Net Asset Value per share .............................................................
$ 25 .97 $ 10 .93
R-5 : Net Assets .............................................................................. $ 7,172 $ 59 N/A
Shares Issued and Outstanding ........................................................ 275 5
Net Asset Value per share .............................................................
$ 26 .11 $ 10 .92
R-6 : Net Assets .............................................................................. $ 3,151,440 $ 1,329,379 $ 610,587
Shares Issued and Outstanding ........................................................ 119,974 121,575 44,868
Net Asset Value per share .............................................................
$ 26 .27 $ 10 .93 $ 13 .61
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(c)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
February 29, 2020 (unaudited)
4
See accompanying notes.
Amounts in thousands, except per share amounts
Global Multi-Strategy
Fund
(a)
International Small
Company Fund
Opportunistic
Municipal Fund
Investment in securities--at cost ..........................................................
$ 1,451,527 $ 905,655 $ 153,436
Investment in affiliated Funds--at cost ...................................................
$ 107,586 $ 24,650 $ –
Foreign currency--at cost ..................................................................
$ – $ 1,807 $ –
Assets
Investment in securities--at value  .......................................................... $ 1,451,364 $ 904,331
(b)
$ 164,916
Investment in affiliated Funds--at value .................................................... 107,586 24,650 –
Foreign currency--at value .................................................................. – 1,801 –
Cash ......................................................................................... 7,780 – 440
Deposits with counterparty .................................................................. 135,624 – –
Receivables:
Dividends and interest ................................................................. 7,467 1,764 1,630
Expense reimbursement from Manager ............................................... 108 3 10
Foreign currency contracts ........................................................... 8,670 – –
Fund shares sold ....................................................................... 1,328 459 1,367
Investment securities sold ............................................................. 224,586 5,605 6,092
OTC swap agreements--at value (premiums paid $ 343 , $ 0 and $ 0 ) .................. 4,748 – –
Variation margin on futures ........................................................... 4,396 – –
Variation margin on swaps ............................................................ 498 – –
Total Assets   1,954,155 938,613 174,455
Liabilities
Accrued management and investment advisory fees ........................................ 1,168 815 60
Accrued distribution fees .................................................................... 25 1 11
Accrued transfer agent fees ................................................................. 133 8 18
Accrued chief compliance officer fees ...................................................... 1 – –
Accrued directors' expenses ................................................................. 1 – 1
Accrued professional fees ................................................................... 127 42 30
Accrued other expenses ..................................................................... 127 69 9
Deposits from counterparty ................................................................. 192 – –
Payables:
Dividends payable ..................................................................... – – 350
Dividends and interest on securities sold short ....................................... 1,375 – –
Foreign currency contracts ............................................................ 8,507 – –
Fund shares redeemed ................................................................. 1,844 1,309 1,279
Interest expense and fees payable ..................................................... – – 26
Investment securities purchased ...................................................... 199,872 8,790 13,011
Options and swaptions contracts written  (premiums received $ 1,239 , $ 0 and $ 0 ) ... 2,510 – –
Reverse repurchase agreements ....................................................... 410,930 – –
Short sales (proceeds received $ 418,912 , $ 0 and $ 0 ) ................................. 418,978 – –
OTC swap agreements--at value (premiums received $ 309 , $ 0 and $ 0 ) ............. 3,079 – –
Variation margin on futures ........................................................... 4,561 – –
Variation margin on swaps ............................................................ 734 – –
Collateral obligation on securities loaned, at value ......................................... – 24,353 –
Floating rate notes issued ...................................................................
– – 5,428
Total Liabilities
1,054,164 35,387 20,223
Net Assets Applicable to Outstanding Shares ............................................
$ 899,991 $ 903,226 $ 154,232
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 925,608 $ 914,780 $ 142,531
Total distributable earnings (accumulated loss) .............................................
(25,617) (11,554) 11,701
Total Net Assets
$ 899,991 $ 903,226 $ 154,232

Statements of Assets and Liabilities
Principal Funds, Inc.
February 29, 2020 (unaudited)
5
See accompanying notes.
Amounts in thousands, except per share amounts
Global Multi-Strategy
Fund
(a)
International Small
Company Fund
Opportunistic
Municipal Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,750,000 400,000 300,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 28,152 $ 4,301 $ 58,664
Shares Issued and Outstanding ........................................................ 2,647 429 5,067
Net Asset Value per share ............................................................. $ 10 .63 $ 10 .03 $ 11 .58
Maximum Offering Price .............................................................
$ 11 .04 $ 10 .61 $ 12 .03
Class C : Net Assets .......................................................................... $ 22,437 N/A N/A
Shares Issued and Outstanding ........................................................ 2,186
Net Asset Value per share .............................................................
$ 10 .27
(c)
Institutional : Net Assets ..................................................................... $ 660,759 $ 42,588 $ 95,568
Shares Issued and Outstanding ........................................................ 61,312 4,233 8,251
Net Asset Value per share .............................................................
$ 10 .78 $ 10 .06 $ 11 .58
R-6 : Net Assets .............................................................................. $ 188,643 $ 856,337 N/A
Shares Issued and Outstanding ........................................................ 17,516 84,682
Net Asset Value per share .............................................................
$ 10 .77 $ 10 .11
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(c)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
February 29, 2020 (unaudited)
6
See accompanying notes.
Amounts in thousands, except per share amounts
Origin Emerging
Markets Fund
Small-MidCap
Dividend Income Fund
Spectrum Preferred
and Capital Securities
Income Fund
Investment in securities--at cost ..........................................................
$ 1,137,839 $ 2,037,151 $ 5,876,275
Investment in affiliated Funds--at cost ...................................................
$ 24,429 $ 33,610 $ 128,472
Investment in affiliated securities--at cost ................................................
$ – $ – $ 115,496
Foreign currency--at cost ..................................................................
$ 7 $ – $ –
Assets
Investment in securities--at value  .......................................................... $ 1,262,498 $ 1,984,885
(a)
$ 6,255,804
(a)
Investment in affiliated Funds--at value .................................................... 24,429 33,610 128,472
Investment in affiliated securities--at value ................................................. – – 96,166
Foreign currency--at value .................................................................. 7 – –
Deposits with counterparty .................................................................. – – 2,266
Receivables:
Dividends and interest ................................................................. 791 5,274 86,742
Expense reimbursement from Manager ............................................... 4 75 –
Expense reimbursement from Distributor ............................................. – – 1
Fund shares sold ....................................................................... 288 5,100 14,031
Investment securities sold ............................................................. 11 43,692 146
Prepaid directors' expenses .................................................................. – – 3
Prepaid expenses ............................................................................
2 – –
Total Assets   1,288,030 2,072,636 6,583,631
Liabilities
Accrued management and investment advisory fees ........................................ 1,094 1,359 3,674
Accrued distribution fees .................................................................... – 122 541
Accrued service fees ........................................................................ – – 2
Accrued transfer agent fees ................................................................. 4 426 706
Accrued chief compliance officer fees ...................................................... – – 1
Accrued directors' expenses ................................................................. 2 1 –
Accrued professional fees ................................................................... 18 27 34
Accrued other expenses ..................................................................... – 199 162
Cash overdraft ............................................................................... 4 – 1
Payables:
Fund shares redeemed ................................................................. 1,907 9,171 95,101
Investment securities purchased ...................................................... – 44,417 87
Variation margin on futures ........................................................... – – 13
Collateral obligation on securities loaned, at value ......................................... – 27,567 32,740
Total Liabilities
3,029 83,289 133,062
Net Assets Applicable to Outstanding Shares ............................................
$ 1,285,001 $ 1,989,347 $ 6,450,569
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 1,287,818 $ 1,979,645 $ 6,108,450
Total distributable earnings (accumulated loss) .............................................
(2,817) 9,702 342,119
Total Net Assets
$ 1,285,001 $ 1,989,347 $ 6,450,569

Statements of Assets and Liabilities
Principal Funds, Inc.
February 29, 2020 (unaudited)
7
See accompanying notes.
Amounts in thousands, except per share amounts
Origin Emerging
Markets Fund
Small-MidCap
Dividend Income Fund
Spectrum Preferred
and Capital Securities
Income Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 550,000 1,700,000 2,500,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 2,558 $ 132,186 $ 790,833
Shares Issued and Outstanding ........................................................ 233 10,088 75,991
Net Asset Value per share ............................................................. $ 10 .99 $ 13 .10 $ 10 .41
Maximum Offering Price .............................................................
$ 11 .63 $ 13 .86 $ 10 .82
Class C : Net Assets .......................................................................... N/A $ 101,574 $ 456,248
Shares Issued and Outstanding ........................................................ 7,832 43,888
Net Asset Value per share .............................................................
$ 12 .97
(b)
$ 10 .40
(b)
Class J : Net Assets .......................................................................... N/A N/A $ 47,209
Shares Issued and Outstanding ........................................................ 4,672
Net Asset Value per share .............................................................
$ 10 .10
(b)
Institutional : Net Assets ..................................................................... $ 14,656 $ 1,747,039 $ 4,110,611
Shares Issued and Outstanding ........................................................ 1,358 132,568 397,959
Net Asset Value per share .............................................................
$ 10 .79 $ 13 .18 $ 10 .33
R-1 : Net Assets .............................................................................. N/A N/A $ 465
Shares Issued and Outstanding ........................................................ 46
Net Asset Value per share .............................................................
$ 10 .28
R-2 : Net Assets .............................................................................. N/A N/A $ 1,886
Shares Issued and Outstanding ........................................................ 185
Net Asset Value per share .............................................................
$ 10 .20
R-3 : Net Assets .............................................................................. N/A N/A $ 2,288
Shares Issued and Outstanding ........................................................ 223
Net Asset Value per share .............................................................
$ 10 .25
R-4 : Net Assets .............................................................................. N/A N/A $ 1,066
Shares Issued and Outstanding ........................................................ 104
Net Asset Value per share .............................................................
$ 10 .23
R-5 : Net Assets .............................................................................. N/A N/A $ 3,725
Shares Issued and Outstanding ........................................................ 362
Net Asset Value per share .............................................................
$ 10 .28
R-6 : Net Assets .............................................................................. $ 1,267,787 $ 8,548 $ 1,036,238
Shares Issued and Outstanding ........................................................ 117,375 646 100,362
Net Asset Value per share .............................................................
$ 10 .80 $ 13 .24 $ 10 .32
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Operations
Principal Funds, Inc.
Six Months Ended February 29, 2020 (unaudited)
8
See accompanying notes.
Amounts in thousands Blue Chip Fund
Diversified Real Asset
Fund
(a)
Edge MidCap Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ................................................................. $ 91 $ 1,063 $ 133
Dividends ......................................................................................... 24,280 33,536 5,687
Withholding tax .................................................................................. (309) (2,182) (9)
Interest ............................................................................................ – 25,583 4
Securities lending - net ...........................................................................
58 4 362
Total Income 24,120 58,004 6,177
Expenses:
Management and investment advisory fees ...................................................... 15,076 15,934 2,659
Distribution fees - Class A ....................................................................... 447 68 10
Distribution fees - Class C ....................................................................... 909 76 N/A
Distribution fees - Class J ........................................................................ 67 N/A N/A
Distribution fees - R-3 ........................................................................... 8 – N/A
Distribution fees - R-4 ........................................................................... 2 – N/A
Administrative service fees - R-3 ................................................................ 2 – N/A
Administrative service fees - R-4 ................................................................ 1 – N/A
Registration fees - Class A ....................................................................... 33 8 13
Registration fees - Class C ....................................................................... 11 7 N/A
Registration fees - Class J ........................................................................ 10 N/A N/A
Registration fees - Institutional .................................................................. 58 23 10
Registration fees - R-6 ........................................................................... 19 18 9
Service fees - R-3 ................................................................................ 8 – N/A
Service fees - R-4 ................................................................................ 5 – N/A
Service fees - R-5 ................................................................................ 9 – N/A
Shareholder reports - Class A .................................................................... 23 16 3
Shareholder reports - Class C .................................................................... 11 5 N/A
Shareholder reports - Class J ..................................................................... 36 N/A N/A
Shareholder reports - Institutional ............................................................... 17 145 1
Shareholder reports - R-6 ........................................................................ 10 77 –
Transfer agent fees - Class A ..................................................................... 172 53 10
Transfer agent fees - Class C ..................................................................... 78 19 N/A
Transfer agent fees - Class J ..................................................................... 36 N/A N/A
Transfer agent fees - Institutional ................................................................ 303 1,122 20
Chief compliance officer expenses ............................................................... 2 2 –
Custodian fees .................................................................................... 3 137 1
Directors' expenses ............................................................................... 42 41 8
Professional fees ................................................................................. 16 82 13
Other expenses ................................................................................... 28 27 3
Total Gross Expenses 17,442 17,860 2,760
Less: Reimbursement from Manager ............................................................ 1,940 595 303
Less: Reimbursement from Manager - Class A .................................................. – 29 18
Less: Reimbursement from Manager - Class C .................................................. – 17 N/A
Less: Reimbursement from Manager - Institutional ............................................. – 539 8
Less: Reimbursement from Manager - R-6 ...................................................... – 62 –
Less: Reimbursement from Distributor - Class J ................................................ 13 N/A N/A
Total Net Expenses 15,489 16,618 2,431
Net Investment Income (Loss) 8,631 41,386 3,746

Statements of Operations
Principal Funds, Inc.
Six Months Ended February 29, 2020 (unaudited)
9
See accompanying notes.
Amounts in thousands Blue Chip Fund
Diversified Real Asset
Fund
(a)
Edge MidCap Fund
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions and swap agreements
Net realized gain (loss) from:
Investment transactions .......................................................................... 150,330 (7,395) 22,616
Foreign currency contracts ....................................................................... – (288) –
Foreign currency transactions .................................................................... – (589) 2
Futures contracts ................................................................................. – 6,585 –
Options and swaptions ........................................................................... – 1,687 –
Swap agreements ................................................................................. – (6,180) –
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... 72,099 (18,039) (39,502)
Foreign currency contracts ....................................................................... – (6) –
Futures contracts ................................................................................. – (18,183) –
Options and swaptions ........................................................................... – 1,272 –
Swap agreements ................................................................................. – (10,657) –
Translation of assets and liabilities in foreign currencies ........................................ – 85 –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions and swap agreements 222,429 (51,708) (16,884)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 231,060 $ (10,322) $ (13,138)
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.

Statements of Operations
Principal Funds, Inc.
Six Months Ended February 29, 2020 (unaudited)
10
See accompanying notes.
Amounts in thousands
Global Multi-Strategy
Fund
(a)
International Small
Company Fund
Opportunistic
Municipal Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ................................................................. $ 911 $ 118 $ –
Dividends ......................................................................................... 7,645 7,280 471
Withholding tax .................................................................................. (147) (702) –
Interest ............................................................................................ 22,795 2 2,425
Securities lending - net ...........................................................................

Total Income 31,204 6,832 2,896
Expenses:
Management and investment advisory fees ...................................................... 7,927 4,935 354
Distribution f ees - Class A ....................................................................... 47 6 68
Distribution f ees - Class C ....................................................................... 123 N/A N/A
Registration fees - Class A ....................................................................... 9 8 11
Registration fees - Class C ....................................................................... 8 N/A N/A
Registration fees - Institutional .................................................................. 22 8 10
Registration fees - R-6 ........................................................................... 12 9 N/A
Shareholder reports - Class A .................................................................... 7 2 2
Shareholder reports - Class C .................................................................... 5 N/A N/A
Shareholder reports - Institutional ............................................................... 45 2 1
Shareholder reports - R-6 ........................................................................ 2 1 N/A
Transfer agent fees - Class A ..................................................................... 31 12 24
Transfer agent fees - Class C ..................................................................... 21 N/A N/A
Transfer agent fees - Institutional ................................................................ 255 13 35
Chief compliance officer expenses ............................................................... 1 1 –
Custodian fees .................................................................................... 212 124 1
Directors' expenses ............................................................................... 15 10 3
Dividends and interest on securities sold short .................................................. 4,642 – –
Interest expense and fees ......................................................................... – – 54
Professional fees ................................................................................. 123 25 23
Short sale fees .................................................................................... 947 – –
Other expenses ................................................................................... 65 4 2
Reverse repurchase agreement interest expense .................................................
4,603 – –
Total Gross Expenses 19,122 5,160 588
Less: Reimbursement from Manager ............................................................ 200 – 42
Less: Reimbursement from Manager - Class A .................................................. – 16 6
Less: Reimbursement from Manager - Class C .................................................. 20 N/A N/A
Less: Reimbursement from Manager - Institutional ............................................. 315 – 12
Less: Reimbursement from Manager - R-6 ...................................................... 92 – N/A
Total Net Expenses 18,495 5,144 528
Net Investment Income (Loss) 12,709 1,688 2,368
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements
Net realized gain (loss) from:
Investment transactions .......................................................................... 2,782 26,142 927
Foreign currency contracts ....................................................................... 2,310 – –
Foreign currency transactions .................................................................... (666) (187) –
Futures contracts ................................................................................. (2,478) – –
Options and swaptions ........................................................................... 2,957 – –
Short sales ........................................................................................ (13,907) – –
Swap agreements ................................................................................. 115 – –
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... 3,323 (41,084) 3,413
Foreign currency contracts ....................................................................... (4,975) – –
Futures contracts ................................................................................. (2,411) – –
Options and swaptions ........................................................................... (465) – –
Short sales ........................................................................................ 673 – –
Swap agreements ................................................................................. 1,194 – –
Translation of assets and liabilities in foreign currencies ........................................ (415) 17 –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements (11,963) (15,112) 4,340
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 746 $ (13,424) $ 6,708
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.

Statements of Operations
Principal Funds, Inc.
Six Months Ended February 29, 2020 (unaudited)
12
See accompanying notes.
Amounts in thousands
Origin Emerging
Markets Fund
Small-MidCap
Dividend Income Fund
Spectrum Preferred
and Capital Securities
Income Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ................................................................. $ 185 $ 251 $ 1,598
Dividends from affiliated securities .............................................................. – – 2,183
Dividends ......................................................................................... 11,086 35,354 14,327
Withholding tax .................................................................................. (867) (577) –
Interest ............................................................................................ – – 143,004
Securities lending - net ...........................................................................
4 82 305
Total Income 10,408 35,110 161,417
Expenses:
Management and investment advisory fees ...................................................... 6,712 8,707 21,735
Distribution f ees - Class A ....................................................................... 3 191 982
Distribution f ees - Class C ....................................................................... N/A 601 2,343
Distribution f ees - Class J ........................................................................ N/A N/A 35
Distribution f ees - R-1 ........................................................................... N/A N/A 1
Distribution f ees - R-2 ........................................................................... N/A N/A 3
Distribution f ees - R-3 ........................................................................... N/A N/A 3
Administrative service fees - R-1 ................................................................ N/A N/A 1
Administrative service fees - R-2 ................................................................ N/A N/A 2
Administrative service fees - R-3 ................................................................ N/A N/A 1
Registration fees - Class A ....................................................................... 8 14 28
Registration fees - Class C ....................................................................... N/A 9 12
Registration fees - Class J ........................................................................ N/A N/A 10
Registration fees - Institutional .................................................................. 9 27 55
Registration fees - R-6 ........................................................................... 9 9 9
Service fees - R-1 ................................................................................ N/A N/A 1
Service fees - R-2 ................................................................................ N/A N/A 2
Service fees - R-3 ................................................................................ N/A N/A 3
Service fees - R-4 ................................................................................ N/A N/A 1
Service fees - R-5 ................................................................................ N/A N/A 4
Shareholder reports - Class A .................................................................... 1 22 35
Shareholder reports - Class C .................................................................... N/A 18 33
Shareholder reports - Class J ..................................................................... N/A N/A 31
Shareholder reports - Institutional ............................................................... 1 155 125
Shareholder reports - R-6 ........................................................................ 1 – 1
Transfer agent fees - Class A ..................................................................... 10 92 307
Transfer agent fees - Class C ..................................................................... N/A 70 227
Transfer agent fees - Class J ..................................................................... N/A N/A 29
Transfer agent fees - Institutional ................................................................ 6 1,153 1,782
Chief compliance officer expenses ............................................................... 1 1 3
Custodian fees .................................................................................... 125 7 20
Directors' expenses ............................................................................... 11 25 58
Professional fees ................................................................................. 19 16 24
Other expenses ................................................................................... 4 10 23
Total Gross Expenses 6,920 11,127 27,929
Less: Reimbursement from Manager ............................................................ 569 – –
Less: Reimbursement from Manager - Class A .................................................. 16 49 –
Less: Reimbursement from Manager - Class C .................................................. N/A 36 –
Less: Reimbursement from Manager - Institutional ............................................. 6 491 –
Less: Reimbursement from Manager - R-6 ...................................................... – 9 –
Less: Reimbursement from Distributor - Class J ................................................ N/A N/A 7
Total Net Expenses 6,329 10,542 27,922
Net Investment Income (Loss) 4,079 24,568 133,495

Statements of Operations
Principal Funds, Inc.
Six Months Ended February 29, 2020 (unaudited)
13
See accompanying notes.
Amounts in thousands
Origin Emerging
Markets Fund
Small-MidCap
Dividend Income Fund
Spectrum Preferred
and Capital Securities
Income Fund
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and options and swaptions
Net realized gain (loss) from:
Investment transactions .......................................................................... (15,764) 68,452 (20,109)
Foreign currency transactions .................................................................... (799) 2 –
Futures contracts ................................................................................. – – 2,154
Options and swaptions ........................................................................... – – 27,396
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... 55,923 (178,205) 63,663
Investment in affiliated securities ................................................................ – – (3,606)
Futures contracts ................................................................................. – – (13)
Options and swaptions ........................................................................... – – (185)
Translation of assets and liabilities in foreign currencies ........................................ (33) (4) –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and options and swaptions 39,327 (109,755) 69,300
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 43,406 $ (85,187) $ 202,795

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
14
See accompanying notes.
Amounts in thousands Blue Chip Fund
Period Ended
February 29, 2020
Year Ended
August 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 8,631 $ 8,402
Net realized gain (loss) on investments ............................................................................................. 150,330 185,238
Net change in unrealized appreciation/depreciation of investments ................................................................
72,099 289,451
Net Increase (Decrease) in Net Assets Resulting from Operations 231,060 483,091
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (218,915) (218,921)
Total Dividends and Distributions (218,915) (218,921)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
739,438 854,548
Total Increase (Decrease) in Net Assets 751,583 1,118,718
Net Assets
Beginning of period .................................................................................................................
4,334,624 3,215,906
End of period .......................................................................................................................
$ 5,086,207 $ 4,334,624
Class A Class C Class J Institutional R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended February 29, 2020
Dollars:
Sold ....................................... $ 136,247 $ 48,681 $ 27,915 $ 644,115 $ 1,194 $ 633 $ 2,739 $ 318,924
Reinvested .................................. 15,360 8,054 3,750 42,915 259 187 298 144,416
Redeemed ...................................
(50,643) (14,260) (17,807) (181,791) (965) (751) (2,319) (387,713)
Net Increase (Decrease) .........................
$ 100,964 $ 42,475 $ 13,858 $ 505,239 $ 488 $ 69 $ 718 $ 75,627
Shares:
Sold ....................................... 5,129 1,926 1,027 23,717 44 24 102 11,718
Reinvested .................................. 601 332 145 1,644 10 7 12 5,522
Redeemed ...................................
(1,922) (567) (664) (6,737) (36) (28) (86) (14,492)
Net Increase (Decrease) .........................
3,808 1,691 508 18,624 18 3 28 2,748
Year Ended August 31, 2019
Dollars:
Sold ....................................... $ 157,102 $ 74,792 $ 28,869 $ 618,371 $ 1,190 $ 3,111 $ 4,724 $ 429,587
Reinvested .................................. 12,122 7,033 4,005 13,102 439 98 387 181,564
Redeemed ...................................
(51,856) (25,956) (16,953) (140,947) (4,369) (611) (4,419) (436,837)
Net Increase (Decrease) .........................
$ 117,368 $ 55,869 $ 15,921 $ 490,526 $ (2,740) $ 2,598 $ 692 $ 174,314
Shares:
Sold ....................................... 6,769 3,351 1,215 26,194 51 124 194 17,439
Reinvested .................................. 613 371 201 653 22 5 19 9,042
Redeemed ...................................
(2,240) (1,177) (714) (6,029) (184) (27) (180) (18,419)
Net Increase (Decrease) .........................
5,142 2,545 702 20,818 (111) 102 33 8,062
Dividends and Distributions to Shareholders:
Period Ended February 29, 2020
From net investment income and net realized gain on
investments .................................. $ (15,698) $ (8,184) $ (3,753) $ (44,715) $ (259) $ (187) $ (298) $ (145,821)
Total Dividends and Distributions
$ (15,698) $ (8,184) $ (3,753) $ (44,715) $ (259) $ (187) $ (298) $ (145,821)
Year Ended August 31, 2019
From net investment income and net realized gain on
investments .................................. $ (12,167) $ (7,048) $ (4,005) $ (13,213) $ (439) $ (98) $ (387) $ (181,564)
Total Dividends and Distributions
$ (12,167) $ (7,048) $ (4,005) $ (13,213) $ (439) $ (98) $ (387) $ (181,564)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
15
See accompanying notes.
Amounts in thousands Diversified Real Asset Fund
(a)
Period Ended
February 29, 2020
Year Ended
August 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 41,386 $ 109,172
Net realized gain (loss) on investments , foreign currencies , futures , options and swaptions and swap agreements ............... (6,180) (101,079)
Net change in unrealized appreciation/depreciation of investments , foreign currencies , futures , options and swaptions , swap agreements and translation of assets & liabilities in foreign currencies ......................................................
(45,528) (44,411)
Net Increase (Decrease) in Net Assets Resulting from Operations (10,322) (36,318)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (96,919) (126,294)
Total Dividends and Distributions (96,919) (126,294)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
8,688 (219,389)
Total Increase (Decrease) in Net Assets (98,553) (382,001)
Net Assets
Beginning of period .................................................................................................................
3,790,271 4,172,272
End of period .......................................................................................................................
$ 3,691,718 $ 3,790,271
Class A Class C Institutional R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended February 29, 2020
Dollars:
Sold ................................................ $ 4,618 $ 327 $ 411,743 $ 36 $ – $ 25 $ 187,846
Reinvested ........................................... 940 143 59,146 3 – 2 34,843
Redeemed ............................................
(10,127) (2,675) (493,706) – – (41) (184,435)
Net Increase (Decrease) ..................................
$ (4,569) $ (2,205) $ (22,817) $ 39 $ – $ (14) $ 38,254
Shares:
Sold ................................................ 397 29 35,635 4 – 1 16,276
Reinvested ........................................... 81 12 5,077 – – – 2,991
Redeemed ............................................
(880) (237) (42,664) – – (3) (15,918)
Net Increase (Decrease) ..................................
(402) (196) (1,952) 4 – (2) 3,349
Year Ended August 31, 2019
Dollars:
Sold ................................................ $ 23,589 $ 1,617 $ 889,501 $ 33 $ 1 $ 73 $ 178,573
Reinvested ........................................... 2,486 359 74,020 3 – 3 46,729
Redeemed ............................................
(74,540) (8,139) (995,483) – (4) (12) (358,198)
Net Increase (Decrease) ..................................
$ (48,465) $ (6,163) $ (31,962) $ 36 $ (3) $ 64 $ (132,896)
Shares:
Sold ................................................ 2,109 150 79,524 3 – 7 15,969
Reinvested ........................................... 241 35 7,172 – – – 4,528
Redeemed ............................................
(6,622) (745) (89,030) – – (1) (32,081)
Net Increase (Decrease) ..................................
(4,272) (560) (2,334) 3 – 6 (11,584)
Dividends and Distributions to Shareholders:
Period Ended February 29, 2020
From net investment income and net realized gain on investments .... $ (961) $ (162) $ (60,790) $ (3) $ – $ (2) $ (35,001)
Total Dividends and Distributions
$ (961) $ (162) $ (60,790) $ (3) $ – $ (2) $ (35,001)
Year Ended August 31, 2019
From net investment income and net realized gain on investments .... $ (2,541) $ (402) $ (76,562) $ (3) $ – $ (3) $ (46,783)
Total Dividends and Distributions
$ (2,541) $ (402) $ (76,562) $ (3) $ – $ (3) $ (46,783)
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
16
See accompanying notes.
Amounts in thousands Edge MidCap Fund
Period Ended
February 29, 2020
Year Ended
August 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 3,746 $ 5,775
Net realized gain (loss) on investments and foreign currencies .................................................................... 22,618 23,950
Net change in unrealized appreciation/depreciation of investments ................................................................
(39,502) (13,123)
Net Increase (Decrease) in Net Assets Resulting from Operations (13,138) 16,602
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (29,654) (35,525)
Total Dividends and Distributions (29,654) (35,525)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
11,658 40,409
Total Increase (Decrease) in Net Assets (31,134) 21,486
Net Assets
Beginning of period .................................................................................................................
693,936 672,450
End of period .......................................................................................................................
$ 662,802 $ 693,936
Class A Institutional R-6
Capital Share Transactions:
Period Ended February 29, 2020
Dollars:
Sold ....................................................................................... $ 5,997 $ 18,291 $ 13,437
Reinvested .................................................................................. 363 1,564 27,287
Redeemed ...................................................................................
(1,224) (8,408) (45,649)
Net Increase (Decrease) .........................................................................
$ 5,136 $ 11,447 $ (4,925)
Shares:
Sold ....................................................................................... 390 1,198 879
Reinvested .................................................................................. 24 101 1,758
Redeemed ...................................................................................
(82) (551) (2,992)
Net Increase (Decrease) .........................................................................
332 748 (355)
Year Ended August 31, 2019
(a)
Dollars:
Sold ....................................................................................... $ 5,716 $ 28,623 $ 59,856
Reinvested .................................................................................. – 838 34,677
Redeemed ...................................................................................
(231) (9,696) (79,374)
Net Increase (Decrease) .........................................................................
$ 5,485 $ 19,765 $ 15,159
Shares:
Sold ....................................................................................... 404 2,041 4,222
Reinvested .................................................................................. – 70 2,882
Redeemed ...................................................................................
(16) (693) (5,670)
Net Increase (Decrease) .........................................................................
388 1,418 1,434
Dividends and Distributions to Shareholders:
Period Ended February 29, 2020
From net investment income and net realized gain on investments ........................................... $ (363) $ (1,569) $ (27,722)
Total Dividends and Distributions
$ (363) $ (1,569) $ (27,722)
Year Ended August 31, 2019
(a)
From net investment income and net realized gain on investments ........................................... $ – $ (848) $ (34,677)
Total Dividends and Distributions
$ – $ (848) $ (34,677)
(a)
Period from December 31, 2018, date operations commenced, through August 31, 2019 for Class A shares.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
17
See accompanying notes.
Amounts in thousands Global Multi-Strategy Fund
(a)
Period Ended
February 29, 2020
Year Ended
August 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 12,709 $ 43,879
Net realized gain (loss) on investments , foreign currencies , futures , options and swaptions , short sales and swap agreements ... (8,887) 18,329
Net change in unrealized appreciation/depreciation of investments , foreign currencies , futures , options and swaptions , short sales , swap agreements and translation of assets & liabilities in foreign currencies .........................................
(3,076) (35,874)
Net Increase (Decrease) in Net Assets Resulting from Operations 746 26,334
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ – (133,695)
From tax return of capital ...........................................................................................................
– (6,481)
Total Dividends and Distributions – (140,176)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(439,711) (1,182,738)
Total Increase (Decrease) in Net Assets (438,965) (1,296,580)
Net Assets
Beginning of period .................................................................................................................
1,338,956 2,635,536
End of period .......................................................................................................................
$ 899,991 $ 1,338,956
Class A Class C Institutional R-6
Capital Share Transactions:
Period Ended February 29, 2020
Dollars:
Sold ............................................................................. $ 2,047 $ 536 $ 291,859 $ 17,527
Redeemed .........................................................................
(15,230) (4,628) (85,492) (646,330)
Net Increase (Decrease) ...............................................................
$ (13,183) $ (4,092) $ 206,367 $ (628,803)
Shares:
Sold ............................................................................. 189 52 27,061 1,608
Redeemed .........................................................................
(1,404) (445) (7,852) (60,194)
Net Increase (Decrease) ...............................................................
(1,215) (393) 19,209 (58,586)
Year Ended August 31, 2019
Dollars:
Sold ............................................................................. $ 7,989 $ 1,840 $ 218,661 $ 144,584
Reinvested ........................................................................ 2,674 1,564 30,856 76,963
Redeemed .........................................................................
(30,774) (16,484) (514,828) (1,105,783)
Net Increase (Decrease) ...............................................................
$ (20,111) $ (13,080) $ (265,311) $ (884,236)
Shares:
Sold ............................................................................. 765 184 20,784 13,702
Reinvested ........................................................................ 263 159 3,002 7,494
Redeemed .........................................................................
(2,925) (1,611) (48,573) (103,991)
Net Increase (Decrease) ...............................................................
(1,897) (1,268) (24,787) (82,795)
Dividends and Distributions to Shareholders:
Period Ended February 29, 2020
From net investment income and net realized gain on investments ................................. $ – $ – $ – $ –
Total Dividends and Distributions
$ – $ – $ – $ –
Year Ended August 31, 2019
From net investment income and net realized gain on investments ................................. $ (2,794) $ (1,679) $ (35,416) $ (93,806)
From tax return of capital .............................................................. (150) (104) (1,732) (4,495)
Total Dividends and Distributions
$ (2,944) $ (1,783) $ (37,148) $ (98,301)
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
18
See accompanying notes.
Amounts in thousands International Small Company Fund
Period Ended
February 29, 2020
Year Ended
August 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 1,688 $ 11,883
Net realized gain (loss) on investments and foreign currencies .................................................................... 25,955 (12,951)
Net change in unrealized appreciation/depreciation of investments and translation of assets & liabilities in foreign currencies ..
(41,067) (71,249)
Net Increase (Decrease) in Net Assets Resulting from Operations (13,424) (72,317)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (27,587) (68,970)
Total Dividends and Distributions (27,587) (68,970)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
48,700 36,815
Total Increase (Decrease) in Net Assets 7,689 (104,472)
Net Assets
Beginning of period .................................................................................................................
895,537 1,000,009
End of period .......................................................................................................................
$ 903,226 $ 895,537
Class A Institutional R-6
Capital Share Transactions:
Period Ended February 29, 2020
Dollars:
Sold ....................................................................................... $ 458 $ 18,678 $ 92,348
Reinvested .................................................................................. 119 1,106 26,361
Redeemed ...................................................................................
(853) (9,723) (79,794)
Net Increase (Decrease) .........................................................................
$ (276) $ 10,061 $ 38,915
Shares:
Sold ....................................................................................... 42 1,674 8,199
Reinvested .................................................................................. 10 98 2,306
Redeemed ...................................................................................
(78) (871) (7,194)
Net Increase (Decrease) .........................................................................
(26) 901 3,311
Year Ended August 31, 2019
Dollars:
Sold ....................................................................................... $ 1,204 $ 29,069 $ 119,409
Reinvested .................................................................................. 345 1,694 66,930
Redeemed ...................................................................................
(1,244) (11,622) (168,970)
Net Increase (Decrease) .........................................................................
$ 305 $ 19,141 $ 17,369
Shares:
Sold ....................................................................................... 114 2,786 11,482
Reinvested .................................................................................. 38 183 7,182
Redeemed ...................................................................................
(120) (1,110) (15,927)
Net Increase (Decrease) .........................................................................
32 1,859 2,737
Dividends and Distributions to Shareholders:
Period Ended February 29, 2020
From net investment income and net realized gain on investments ........................................... $ (119) $ (1,107) $ (26,361)
Total Dividends and Distributions
$ (119) $ (1,107) $ (26,361)
Year Ended August 31, 2019
From net investment income and net realized gain on investments ........................................... $ (346) $ (1,694) $ (66,930)
Total Dividends and Distributions
$ (346) $ (1,694) $ (66,930)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
19
See accompanying notes.
Amounts in thousands Opportunistic Municipal Fund
Period Ended
February 29, 2020
Year Ended
August 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 2,368 $ 4,766
Net realized gain (loss) on investments ............................................................................................. 927 988
Net change in unrealized appreciation/depreciation of investments ................................................................
3,413 6,188
Net Increase (Decrease) in Net Assets Resulting from Operations 6,708 11,942
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (2,412) (4,560)
Total Dividends and Distributions (2,412) (4,560)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
14,048 19,255
Total Increase (Decrease) in Net Assets 18,344 26,637
Net Assets
Beginning of period .................................................................................................................
135,888 109,251
End of period .......................................................................................................................
$ 154,232 $ 135,888
Class A Class C Institutional
Capital Share Transactions:
Period Ended February 29, 2020
Dollars:
Sold ....................................................................................... $ 9,492 N/A $ 14,507
Reinvested .................................................................................. 862 N/A 1,530
Redeemed ...................................................................................
(7,057) N/A (5,286)
Net Increase (Decrease) .........................................................................
$ 3,297 N/A $ 10,751
Shares:
Sold ....................................................................................... 847 N/A 1,290
Reinvested .................................................................................. 76 N/A 136
Redeemed ...................................................................................
(631) N/A (467)
Net Increase (Decrease) .........................................................................
292 N/A 959
Year Ended August 31, 2019
(a)
Dollars:
Sold ....................................................................................... $ 24,545 $ 883 $ 37,477
Reinvested .................................................................................. 1,776 75 2,655
Redeemed ...................................................................................
(22,216) (8,001) (17,939)
Net Increase (Decrease) .........................................................................
$ 4,105 $ (7,043) $ 22,193
Shares:
Sold ....................................................................................... 2,304 85 3,501
Reinvested .................................................................................. 165 7 247
Redeemed ...................................................................................
(2,096) (764) (1,686)
Net Increase (Decrease) .........................................................................
373 (672) 2,062
Dividends and Distributions to Shareholders:
Period Ended February 29, 2020
From net investment income and net realized gain on investments ........................................... $ (880) N/A $ (1,532)
Total Dividends and Distributions
$ (880) N/A $ (1,532)
Year Ended August 31, 2019
(a)
From net investment income and net realized gain on investments ........................................... $ (1,815) $ (86) $ (2,659)
Total Dividends and Distributions
$ (1,815) $ (86) $ (2,659)
(a)
Class C shares discontinued operations and converted to Class A shares on January 11, 2019.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
20
See accompanying notes.
Amounts in thousands Origin Emerging Markets Fund
Period Ended
February 29, 2020
Year Ended
August 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 4,079 $ 16,401
Net realized gain (loss) on investments and foreign currencies .................................................................... (16,563) (10,377)
Net change in unrealized appreciation/depreciation of investments and translation of assets & liabilities in foreign currencies ..
55,890 (29,387)
Net Increase (Decrease) in Net Assets Resulting from Operations 43,406 (23,363)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (21,257) (8,633)
Total Dividends and Distributions (21,257) (8,633)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
166,628 488,958
Total Increase (Decrease) in Net Assets 188,777 456,962
Net Assets
Beginning of period .................................................................................................................
1,096,224 639,262
End of period .......................................................................................................................
$ 1,285,001 $ 1,096,224
Class A Institutional R-6
Capital Share Transactions:
Period Ended February 29, 2020
Dollars:
Sold ....................................................................................... $ 1,685 $ 4,590 $ 237,261
Reinvested .................................................................................. 34 268 20,953
Redeemed ...................................................................................
(1,706) (2,159) (94,298)
Net Increase (Decrease) .........................................................................
$ 13 $ 2,699 $ 163,916
Shares:
Sold ....................................................................................... 152 407 20,750
Reinvested .................................................................................. 3 23 1,813
Redeemed ...................................................................................
(153) (191) (8,487)
Net Increase (Decrease) .........................................................................
2 239 14,076
Year Ended August 31, 2019
Dollars:
Sold ....................................................................................... $ 2,340 $ 3,112 $ 633,844
Reinvested .................................................................................. 23 163 8,447
Redeemed ...................................................................................
(3,889) (2,846) (152,236)
Net Increase (Decrease) .........................................................................
$ (1,526) $ 429 $ 490,055
Shares:
Sold ....................................................................................... 218 302 61,048
Reinvested .................................................................................. 2 18 913
Redeemed ...................................................................................
(378) (279) (14,468)
Net Increase (Decrease) .........................................................................
(158) 41 47,493
Dividends and Distributions to Shareholders:
Period Ended February 29, 2020
From net investment income and net realized gain on investments ........................................... $ (35) $ (269) $ (20,953)
Total Dividends and Distributions
$ (35) $ (269) $ (20,953)
Year Ended August 31, 2019
From net investment income and net realized gain on investments ........................................... $ (23) $ (163) $ (8,447)
Total Dividends and Distributions
$ (23) $ (163) $ (8,447)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
21
See accompanying notes.
Amounts in thousands Small-MidCap Dividend Income Fund
Period Ended
February 29, 2020
Year Ended
August 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 24,568 $ 49,488
Net realized gain (loss) on investments and foreign currencies .................................................................... 68,454 28,853
Net change in unrealized appreciation/depreciation of investments and translation of assets & liabilities in foreign currencies ..
(178,209) (315,957)
Net Increase (Decrease) in Net Assets Resulting from Operations (85,187) (237,616)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (43,151) (339,924)
Total Dividends and Distributions (43,151) (339,924)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(48,847) (102,705)
Total Increase (Decrease) in Net Assets (177,185) (680,245)
Net Assets
Beginning of period .................................................................................................................
2,166,532 2,846,777
End of period .......................................................................................................................
$ 1,989,347 $ 2,166,532
Class A Class C Institutional R-6
Capital Share Transactions:
Period Ended February 29, 2020
Dollars:
Sold ............................................................................. $ 13,624 $ 3,474 $ 186,858 $ 2,224
Reinvested ........................................................................ 2,598 1,585 36,466 187
Redeemed .........................................................................
(23,092) (15,592) (255,298) (1,881)
Net Increase (Decrease) ...............................................................
$ (6,870) $ (10,533) $ (31,974) $ 530
Shares:
Sold ............................................................................. 910 235 12,516 149
Reinvested ........................................................................ 171 105 2,391 12
Redeemed .........................................................................
(1,552) (1,058) (17,135) (124)
Net Increase (Decrease) ...............................................................
(471) (718) (2,228) 37
Year Ended August 31, 2019
Dollars:
Sold ............................................................................. $ 24,473 $ 4,750 $ 537,749 $ 3,442
Reinvested ........................................................................ 23,194 18,221 278,193 1,262
Redeemed .........................................................................
(72,982) (40,777) (878,313) (1,917)
Net Increase (Decrease) ...............................................................
$ (25,315) $ (17,806) $ (62,371) $ 2,787
Shares:
Sold ............................................................................. 1,718 342 37,161 216
Reinvested ........................................................................ 1,793 1,433 21,335 97
Redeemed .........................................................................
(4,985) (2,893) (60,592) (134)
Net Increase (Decrease) ...............................................................
(1,474) (1,118) (2,096) 179
Dividends and Distributions to Shareholders:
Period Ended February 29, 2020
From net investment income and net realized gain on investments ................................. $ (2,757) $ (1,713) $ (38,494) $ (187)
Total Dividends and Distributions
$ (2,757) $ (1,713) $ (38,494) $ (187)
Year Ended August 31, 2019
From net investment income and net realized gain on investments ................................. $ (24,423) $ (19,618) $ (294,621) $ (1,262)
Total Dividends and Distributions
$ (24,423) $ (19,618) $ (294,621) $ (1,262)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
22
See accompanying notes.
Amounts in thousands
Spectrum Preferred and Capital
Securities Income Fund
Period Ended
February 29, 2020
Year Ended
August 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 133,495 $ 271,781
Net realized gain (loss) on investments , futures and options and swaptions ....................................................... 9,441 6,927
Net change in unrealized appreciation/depreciation of investments , futures and options and swaptions ..........................
59,859 119,944
Net Increase (Decrease) in Net Assets Resulting from Operations 202,795 398,652
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (150,229) (280,911)
Total Dividends and Distributions (150,229) (280,911)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
638,761 (16,517)
Total Increase (Decrease) in Net Assets 691,327 101,224
Net Assets
Beginning of period .................................................................................................................
5,759,242 5,658,018
End of period .......................................................................................................................
$ 6,450,569 $ 5,759,242
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended February 29, 2020
Dollars:
Sold ................... $ 156,871 $ 37,621 $ 4,967 $ 1,101,311 $ 85 $ 458 $ 347 $ 101 $ 745 $ 162,690
Reinvested .............. 15,580 7,027 1,074 73,700 13 24 51 25 80 14,088
Redeemed ...............
(121,314) (62,952) (4,910) (686,757) (668) (124) (231) (469) (322) (60,350)
Net Increase (Decrease) .....
$ 51,137 $ (18,304) $ 1,131 $ 488,254 $ (570) $ 358 $ 167 $ (343) $ 503 $ 116,428
Shares:
Sold ................... 14,979 3,597 487 105,856 9 45 33 10 71 15,734
Reinvested .............. 1,488 672 106 7,089 1 2 5 2 8 1,356
Redeemed ...............
(11,553) (6,010) (482) (66,063) (65) (12) (22) (46) (31) (5,808)
Net Increase (Decrease) .....
4,914 (1,741) 111 46,882 (55) 35 16 (34) 48 11,282
Year Ended August 31, 2019
Dollars:
Sold ................... $ 312,376 $ 54,286 $ 5,965 $ 1,551,771 $ 146 $ 227 $ 1,045 $ 1,005 $ 1,250 $ 220,416
Reinvested .............. 28,123 19,068 2,182 128,732 46 46 119 64 138 28,982
Redeemed ...............
(278,909) (245,106) (8,847) (1,470,234) (177) (577) (1,440) (982) (1,254) (364,978)
Net Increase (Decrease) .....
$ 61,590 $ (171,752) $ (700) $ 210,269 $ 15 $ (304) $ (276) $ 87 $ 134 $ (115,580)
Shares:
Sold ................... 31,239 5,467 610 157,894 15 23 107 103 125 22,518
Reinvested .............. 2,839 1,935 227 13,084 5 5 12 6 14 2,952
Redeemed ...............
(28,125) (24,628) (919) (150,781) (18) (59) (146) (101) (129) (37,539)
Net Increase (Decrease) .....
5,953 (17,226) (82) 20,197 2 (31) (27) 8 10 (12,069)
Dividends and Distributions to
Shareholders:
Period Ended February 29, 2020
From net investment income and
net realized gain on investments $ (18,163) $ (8,900) $ (1,087) $ (96,595) $ (13) $ (38) $ (51) $ (25) $ (80) $ (25,277)
Total Dividends and
Distributions
$ (18,163) $ (8,900) $ (1,087) $ (96,595) $ (13) $ (38) $ (51) $ (25) $ (80) $ (25,277)
Year Ended August 31, 2019
From net investment income and
net realized gain on investments $ (32,317) $ (23,836) $ (2,215) $ (171,598) $ (46) $ (77) $ (119) $ (64) $ (139) $ (50,500)
Total Dividends and
Distributions
$ (32,317) $ (23,836) $ (2,215) $ (171,598) $ (46) $ (77) $ (119) $ (64) $ (139) $ (50,500)

Statement of Cash Flows
Principal Funds, Inc.
Six Months Ended February 29, 2020 (unaudited)
23
See accompanying notes.
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
Amounts in thousands
Global Multi-
Strategy Fund
(a)
Cash Flows from Operating Activities:
Net increase in net assets from operations .............................................................................. $ 746
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities ............................................................................... (3,039,644)
Proceeds from sale of investment securities ........................................................................ 3,738,361
Net sales or (purchases) of short term securities ..................................................................... 203,392
Proceeds from ( p ayments on) p urchased o ptions, net .................................................................. (522)
Proceeds from ( p ayments on) short sales transactions, net .............................................................. (257,474)
Net accretion of bond discounts and amortization of premiums .......................................................... (2,932)
Proceeds from (payments on) OTC swaps, net ...................................................................... 3,335
Proceeds from ( p ayments on) option and swaption contracts written , net .................................................... 649
Change in unrealized ap preciation on investments .................................................................... (3,323)
Change in unrealized ap preciation on OTC swaps .................................................................... (1,194)
Change in unrealized depreciation on options and swaptions ............................................................ 465
Change in unrealized appreciation on shorts ........................................................................ (673)
Net realized gain (loss) from investments .......................................................................... (2,782)
Net realized gain (loss) from OTC swaps .......................................................................... (115)
Net realized gain (loss) from options and swaptions .................................................................. (2,957)
Net realized gain (loss) from shorts .............................................................................. 13,907
(Increase) decrease in dividends and interest receivable ............................................................... 4,831
(Increase) decrease in fund shares sold ........................................................................... (735)
(Increase) decrease in deposits with counterparty .................................................................... 87,365
(Increase) decrease in investment securities sold .................................................................... 47,879
(Increase) decrease in variation margin on futures, net ................................................................ 258
(Increase) decrease in variation margin on swaps, net ................................................................. 138
Increase (decrease) in accrued fees, expenses, and expense reimbursement from Manager ....................................... (864)
Increase (decrease) in dividends and interest on securities sold short ...................................................... (971)
Increase (decrease) in fund shares redeemed ........................................................................ (1,066)
Increase (decrease) in deposits from counterparty .................................................................... (1,016)
Increase (decrease) in investment securities purchased ................................................................ (110,531)
Increase (decrease) in foreign currency contracts, net ................................................................. 4,975
Increase (decrease) in unrealized loss on unfunded loan commitments ..................................................... (6)
Net cash provided by operating activities 679,496
Cash Flows from Financing Activities:
Net payments from reverse repurchase agreements ................................................................... (243,168)
Proceeds from shares sold ..................................................................................... 311,969
Payment on shares redeemed ................................................................................... (751,680)
Net cash used in financing activities (682,879)
Net increase (decrease) in cash and foreign currency .................................................................. (3,383)
Cash and Foreign Currency:
Beginning of period ......................................................................................... $ 11,163
End of period ..............................................................................................
$ 7,780
Supplemental disclosure of cash flow information:
Reverse repurchase agreement interest paid ........................................................................ $ 4,603
Accrued reverse repurchase agreement interest  ..................................................................... $ 109

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
24
1. Organization
Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Blue Chip Fund, Diversified Real
Asset Fund, Edge MidCap Fund, Global Multi-Strategy Fund, International Small Company Fund, Opportunistic Municipal Fund, Origin
Emerging Markets Fund, Small-MidCap Dividend Income Fund, and Spectrum Preferred and Capital Securities Income Fund (known as the "Funds") are presented herein. The Funds may offer up to ten classes of shares: Class A, Class C, Class J, Institutional, R-1, R-2, R-3,
R-4, R-5, and R-6. Information presented in these financial statements pertains to Class A and Class C shares. Certain detailed financial information for Class J, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6 classes of shares is provided separately.
Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification
(“ASC”) Topic 946, Financial Services - Investment Companies . The Funds have not provided financial support and are not contractually required to provide financial support to any investee.
Effective December 31, 2018, the initial purchase of $10,000 of Class A shares of Edge MidCap Fund was made by Principal Global
Investors, LLC (the “Manager”).
Effective January 11, 2019, Class C shares discontinued and converted into Class A shares for Opportunistic Municipal Fund.
Effective July 1, 2019, Preferred Securities Fund changed its name to Spectrum Preferred and Capital Securities Income Fund.
All classes of shares for each of the Funds represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Security Valuation. Certain of the Funds invest in Institutional Class shares of other series of the Fund. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. The Funds also invest in other publicly traded investment funds. Other publicly traded investment funds are valued at the respective fund's net asset value. The shares of the other series of Principal Funds, Inc. and other publicly traded investment funds are referred to as the “Underlying Funds”.
The Funds value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange, but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example, weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
25
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock
Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the respective fund as of February
29, 2020:
Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The
Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.
Diversified Real Asset Fund
Euro 7 .5%
British Pound Sterling 5 .3
Canadian Dollar 5 .1
Global Multi-Strategy Fund
Euro 5 .8%
International Small Company Fund
Euro 25 .7%
Japanese Yen 25 .0
British Pound Sterling 16 .3
Canadian Dollar 10 .2
Origin Emerging Markets Fund
Hong Kong Dollar 32 .5%
New Taiwan Dollar 10 .7
Brazilian Real 6 .5
Small-MidCap Dividend Income Fund
Canadian Dollar 5 .7%
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
26
In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear a pro rata share of the fees and expenses of the
Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Funds may own different proportions of the Underlying Funds at different times, the amount of expense incurred indirectly by each Fund will vary. Expenses included in the statements of operations of the Funds do not include any expenses associated with the Underlying Funds.
Distributions to Shareholders. With respect to Opportunistic Municipal Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts, net operating losses, foreign currency transactions, inverse floating rate securities, options and futures contracts, certain defaulted securities, sales of passive foreign investment companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, short sales, partnership investments, Real Estate Investment
Trusts (“REITs”), utilization of earnings and profits distributed to shareholders on redemption of shares, and limitations imposed by Sections
381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a
“regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is
“more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the "more likely than not" threshold would be recorded as a tax benefit or expense in the current year. During the period ended February 29, 2020, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2016-2018.
Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Funds have filed additional tax reclaims for taxes withheld in prior years. Due to the uncertainty and timing of these reclaims, a corresponding receivable will only be recorded when both the amount is known and there are no significant uncertainties regarding collectability.
Basis for Consolidation. Diversified Real Asset Fund and Global Multi-Strategy Fund (the “Consolidated Funds”) may invest up to 25%
of their total assets in their respective wholly-owned subsidiaries DRA Cayman Corporation and GMS Cayman Corporation (the “Cayman
Subsidiaries”), each organized under the laws of the Cayman Islands. The Consolidated Funds are the sole shareholder of their respective
Cayman Subsidiaries, and shares of the Cayman Subsidiaries will not be sold or offered to other investors. To the extent that the Consolidated
Funds invest in their Cayman Subsidiaries, they will be subject to the particular risks associated with the Cayman Subsidiaries' investments, which are discussed in the applicable Prospectus and Statement of Additional Information. The principal purpose of investing in the Cayman
Subsidiaries is to allow the Consolidated Funds to gain exposure to the commodity markets within the limitations of federal tax laws applicable to regulated investment companies. Diversified Real Asset Fund’s investment portfolio has been consolidated and includes the portfolio holdings of Diversified Real Asset Fund and its Cayman subsidiary. Global Multi-Strategy Fund’s investment portfolio has been consolidated and includes the portfolio holdings of Global Multi-Strategy Fund and its Cayman subsidiary. The consolidated financial statements for
Diversified Real Asset Fund include the accounts of Diversified Real Asset Fund and its Cayman subsidiary and the consolidated financial statements for Global Multi-Strategy Fund include the accounts of Global Multi-Strategy Fund and its Cayman subsidiary. All intercompany transactions and balances have been eliminated in consolidation. At February 29, 2020, the net assets of the Cayman Subsidiaries were as follows (amounts in thousands):
Recent Accounting Pronouncements. In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update
("ASU") No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair
Net Assets
Percent of Consolidated Fund’s
Net Assets
DRA Cayman Corporation $323,762 8.77%
GMS Cayman Corporation 4,903 0.54
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
27
Value Measurement, which amends and eliminates certain disclosure requirements for fair value as part of its framework project. The ASU is effective for annual and interim periods beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of August 31, 2019, the Funds have adopted the removal and modification of applicable disclosures.
In March 2017, the Financial Accounting Standards Board issued ASU No. 2017-08 Premium Amortization on Purchased Callable Debt
Securities, which amends the accounting standards to shorten the amortization period of certain purchased callable debt securities to the earliest call date. The ASU is effective for annual and interim periods beginning after December 15, 2018. The Funds have adopted the new amendment as of September 1, 2019. The adoption of the ASU resulted in a cumulative effective adjustment to components within total distributable earnings (accumulated loss) on the statements of assets and liabilities as of the beginning of the fiscal year. This cumulative effective adjustment did not have a material impact on the financial statements and did not impact net assets of the Funds.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month London Interbank Offered Rate (“LIBOR”) rate plus 1.00%). The interest income received is included in interest income on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations. There were no outstanding loans or borrowings against the line of credit as of
February 29, 2020 .
During the period ended February 29, 2020, Funds lending to the Facility were as follows (amounts in thousands):
During the period ended February 29, 2020, Funds borrowing from the Facility were as follows (amounts in thousands):
In addition, the Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $100 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit which is allocated to each participating fund based on average net assets. The interest expense associated with these borrowings is included in other expenses on the statements of operations. During the period ended February 29, 2020 , there was no borrowing against the line of credit.
Commodity Linked Notes. Diversified Real Asset Fund invests in structured notes whose market values are primarily derived from changes in the value of various commodity indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rates
Diversified Real Asset Fund $ 365 2.20%
Edge MidCap Fund 348 2.15
Global Multi-Strategy Fund 172 2.39
International Small Company Fund 156 2.43
Origin Emerging Markets Fund 52 2.24
Small-MidCap Dividend Income Fund 113 2.14
Spectrum Preferred and Capital Securities Income Fund 1,542 2.15
Average Daily
Outstanding
Balance
Weighted Average
Annual Interest
Rates
Blue Chip Fund $ 1,040 2.33%
Diversified Real Asset Fund 1,138 2.12
International Small Company Fund 14 2.18
Opportunistic Municipal Fund 49 2.40
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
28
to accurately price than less complex securities or more traditional debt securities. Fluctuations in the fair value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the fund records a realized gain or loss.
Contingent Convertible Securities. Global Multi-Strategy Fund and Spectrum Preferred and Capital Securities Income Fund invest in contingent convertible securities (“CoCos”). CoCos are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain “triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos; general market conditions and available liquidity; and
economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features,
CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, as stated in the counterparties' master netting agreements ("Master Netting Agreements"), such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.
Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.
The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions.
Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.
Diversified Real Asset Fund and Global Multi-Strategy Fund have financial instruments that are subject to Master Netting Agreements or similar agreements.
As of February 29, 2020, financial assets and liabilities subject to Master Netting Agreements or similar agreements were as follows (amounts
in thousands):
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged Net Exposure
Diversified Real Asset Fund
ANZ Stockbroking
Foreign Currency Contracts $ — $ — $ —
$ — $ — $ — $ — $ —
Bank of America NA
Foreign Currency Contracts 8 6 (17 4 ) (8 8 )
Total Return Swaps — (4,9 39 ) ** (4,9 39 )
$ 8 6 $ (5,113) ** $ (5,02 7 )
$ 4,939 ^^
$ (88)
Barclays Bank PLC
Purchased Capped Options 71 — 71
Foreign Currency Contracts — (1) (1)
Purchased Interest Rate Swaptions 1,51 7 — 1,51 7
Written Interest Rate Swaptions — (2,52 6 ) (2,52 6 )
$ 1,5 88 $ (2,52 7 ) $ (939) $ — $ (939)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
29
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged Net Exposure
Diversified Real Asset Fund (continued)
BMO Capital Markets
Foreign Currency Contracts $ 21 $ (11) $ 10
$ 21 $ (11) $ 10 $ — $ 10
BNP Paribas
Foreign Currency Contracts 17 (7) 10
$ 17 $ (7) $ 10 $ — $ 10
CIBC World Markets
Foreign Currency Contracts — (21) (21)
$ — $ (21) $ (21) $ — $ (21)
Citigroup Inc
Foreign Currency Contracts 1 2 (2 3 ) (1 1 )
Purchased Options 3 — 3
$ 15 $ (2 3 ) $ (8) $ — $ (8)
Deutsche Bank AG
Purchased Capped Options 2 — 2
Foreign Currency Contracts — (1) (1)
Purchased Interest Rate Swaptions 22 2 — 22 2
Written Interest Rate Swaptions — (827) (827)
Written Options — (3) (3)
Written Capped Options — (1) (1)
$ 224 $ (832) $ (608) $ — $ (608)
Goldman Sachs & Co
Foreign Currency Contracts 30 (96) (66)
$ 30 $ (96) $ (66) $ — $ (66)
HSBC Securities Inc
Foreign Currency Contracts 195 (250) (55)
$ 195 $ (250) $ (55) $ — $ (55)
JPMorgan Chase
Purchased Capped Options 3 — 3
Purchased Interest Rate Swaptions 432 — 432
Purchased Options 68 — 68
Written Interest Rate Swaptions — (222) (222)
Written Capped Options — (1) (1)
$ 503 $ (223) $ 280
$ (210) ^
$ 70
M3 Capital Partners
Total Return Swaps — (6,008) ** (6,008)
$ — $ (6,008) ** $ (6,008) $ — $ (6,008)
Morgan Stanley & Co
Foreign Currency Contracts 109 (199) (90)
Purchased Interest Rate Swaptions 143 — 143
Written Interest Rate Swaptions — (261) (261)
$ 252 $ (460) $ (208) $ — $ (208)
Societe Generale
Total Return Swaps — (1,631) ** (1,631)
$ — $ (1,631) ** $ (1,631)
$ 1,631 ^^
$ —
Standard Chartered Bank, Hong Kong
Foreign Currency Contracts 400 (406) (6)
$ 400 $ (406) $ (6) $ — $ (6)
Westpac Banking Corporation
Foreign Currency Contracts 36 (21) 15
$ 36 $ (21) $ 15 $ — $ 15
Total OTC $ 3,367 $ (17,629) $ (14,262)
$ 6,360 ^^
$ (7,9 02 )
Global Multi-Strategy Fund
Bank of America NA
Foreign Currency Contracts 2,237 (2,959) (722)
Interest Rate Swaps 347 — 347
Purchased Interest Rate Swaptions 1,044 — 1,044
Purchased Options 64 — 64
Written Interest Rate Swaptions — (741) (741)
$ 3,692 $ (3,700) $ (8)
$ 8 ^^
$ —
Bank of New York Mellon
Foreign Currency Contracts 1,358 (540) 818
$ 1,358 $ (540) $ 818 $ — $ 818
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
30
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged Net Exposure
Global Multi-Strategy Fund (continued)
Barclays Bank PLC
Credit Default Swaps $ 15 1 $ — $ 15 1
Foreign Currency Contracts 3,490 (4,402) (912)
Interest Rate Swaps 24 (84) (60)
Purchased Options 118 — 118
Written Options — (6) (6)
$ 3,78 3 $ (4,492) $ (70 9 )
$ 110 ^^
$ (59 9 )
BNP Paribas
Purchased Options 4 — 4
$ 4 $ — $ 4 $ — $ 4
Citigroup Inc
Credit Default Swaps 97 (66) 31
Foreign Currency Contracts 135 (78) 57
Interest Rate Swaps — (93) (93)
Purchased Options 77 — 77
Total Return Swaps 64 — 64
Written Options — (13) (13)
$ 373 $ (250) $ 123 $ — $ 123
Deutsche Bank AG
Foreign Currency Contracts 6 — 6
Purchased Options 24 — 24
$ 30 $ — $ 30 $ — $ 30
Goldman Sachs & Co
Credit Default Swaps — (66) (66)
Equity Basket Swaps 27 (212) (185)
Foreign Currency Contracts 282 (29) 253
Purchased Options 162 — 162
Written Options — (37) (37)
$ 471 $ (344) $ 127 $ — $ 127
HSBC Securities Inc
Foreign Currency Contracts 358 (212) 146
Total Return Swaps 269 — 269
$ 627 $ (212) $ 415 $ — $ 415
Jefferies & Company
Purchased Options 1 — 1
$ 1 $ — $ 1 $ — $ 1
JPMorgan Chase
Credit Default Swaps — (18 0 ) (18 0 )
Equity Basket Swaps 216 (290) (74)
Foreign Currency Contracts 200 — 200
Interest Rate Swaps 80 (38) 42
Total Return Swaps 26 — 26
Written Options — (41) (41)
$ 522 $ (5 49 ) $ (2 7 )
$ 2 7 ^^
$ —
Merrill Lynch
Foreign Currency Contracts 105 (216) (111)
$ 105 $ (216) $ (111) $ — $ (111)
Morgan Stanley & Co
Credit Default Swaps 194 (14) 180
Equity Basket Swaps 2,607 (1,381) 1,226
Foreign Currency Contracts 431 (7 1 ) 3 60
Interest Rate Swaps 85 — 85
Purchased Options 32 — 32
$ 3,349 $ (1,46 6 ) $ 1,88 3 $ — $ 1,88 3
Societe Generale
Purchased Options 6 — 6
$ 6 $ — $ 6 $ — $ 6
Standard Chartered Hong Kong
Purchased Options 87 — 87
$ 87 $ — $ 87 $ — $ 87
UBS AG
Equity Basket Swaps 561 (655) (94)
Foreign Currency Contracts 6 8 — 6 8
$ 6 29 $ (655) $ (2 6 )
$ 2 6 ^^
$ —
Total OTC $ 15,03 7 $ (12,42 4 ) $ 2,613 $ — $ —
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
31
Financial Derivative Instrument: Repurchase Agreements and Reverse Repurchase Agreements
Global Multi-Strategy Fund
Cross Trades.  The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor.
Such transactions are permissible provided that the conditions of Rule 17a-7 under the Investment Company Act of 1940 are satisfied.
Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statements of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for over-the-counter ("OTC") derivatives. Master Securities Forward Transaction Agreements
("MSFTA") accounts are also maintained in a segregated account at the custodian for collateral related to forward currency contracts and
"to-be-announced" ("TBA") securities. Certain of the Funds may pledge cash to a broker for securities sold short and repurchase agreements.
As of February 29, 2020, deposits with counterparty were as follows (amounts in thousands):
,
Deposits from Counterparty. Cash received from a counterparty as collateral is reflected as a liability on the statements of assets and liabilities as deposits from counterparty. There are a variety of security types which require varying levels of pledged collateral. The collateral posted to the Funds by the broker is received in the fund’s custodian account.
As of February 29, 2020, deposits from counterparty were as follows (amounts in thousands):
Floating Rate Notes Issued in Conjunction with Securities Held. Opportunistic Municipal Fund has entered into transactions in which the fund transfers fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The fund enters into shortfall and forbearance agreements with the trusts, which commit the fund to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund (inverse floating rate securities) include the right of the fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the fund, thereby collapsing the trusts. The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investment assets, and the related floating rate notes reflected as fund liabilities under the caption “floating rate notes issued” in the statement of assets and liabilities. The fund holds the "floating rate notes issued" in which the carrying value, including accrued interest, approximates fair value for financial statement purposes. As of period end, the “floating rate notes issued” payable is categorized as Level 2 within the disclosure hierarchy. The balance of the "floating rate notes
*
Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the Statement of Assets and Liabilities.
**
Represents derivatives owned by the Cayman Subsidiary.
^
The counterparty has pledged cash to the fund as collateral in a segregated account which is not included in the assets of the fund.
^^
The fund has pledged cash to the counterparty as collateral which may be in excess of the amount owed to the counterparty.
Counterparty
Repurchase Agreement
Proceeds to be Received
Payable for Reverse
Repurchase Agreements Net Receivable/(Payable)
Collateral
(Received)/Pledged Net Exposure
Barclays Bank $3,964 $(3,398) $566 $— $566
Merrill Lynch 250,207 (407,532) (157,325) 151,121 (6,204)
Repurchase
Agreements
FCM (Futures and
Cleared Swaps)
ISDA (OTC
Derivatives) Shorts
Total Deposits
with Counterparty
Diversified Real Asset Fund $ — $ 3,150 $ 13,110 $ — $ 16,260
Global Multi-Strategy Fund 5,498 18,221 20,727 91,178 135,624
Spectrum Preferred and Capital Securities
Income Fund — 2,266 — — 2,266
ISDA (OTC
Derivatives)
Diversified Real Asset Fund $ 210
Global Multi-Strategy Fund 192
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
32
issued" as of February 29, 2020 was $5,428,000. The average outstanding balance for the liability during the period ended February 29, 2020 was $5,428,000 at a weighted average annual interest rate of 1.98%. The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at ea ch reset date.
Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Funds’ investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.
In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar.
Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may enter into futures contracts to hedge against changes in, or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments.
Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price.
If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days)
at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’
ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.
Options Contracts. During the period, Diversified Real Asset Fund, Global Multi-Strategy Fund, and Spectrum Preferred and Capital
Securities Income Fund wrote call and put options on swaps, securities, indices and currencies they own or in which they may invest for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying swap, security, index or currency may be sold (call) or purchased (put) and as a result bears
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
33
the market risk of an unfavorable change in the price of the swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. The maximum potential amount of future payments
(undiscounted) that a fund as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the schedule of investments. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at period end are included in the Funds' schedules of investments.
Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or
U.S. government agency securities. It is the Fund's policy that the counterparties’ custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.
In addition, Global Multi-Strategy Fund may enter into repurchase agreements with certain counterparties that are collateralized by assets other than U.S. government or U.S. government agency securities. The collateral pledged by the counterparty under these repurchase agreements is maintained in a segregated account at the counterparty’s custodian. After entering into the repurchase agreement, the fund may sell short the security pledged by the counterparty as collateral in anticipation of a decline in market value. Upon the settlement of the short sale, the fund will unwind the repurchase agreement.
Although the repurchase agreements are typically open-ended through the maturity date of the collateral, the fund has a right to terminate the repurchase agreement at any time with two days’ notice. During periods of high demand for the collateral security, the fund may also pay the counterparty a fee and the amount is recorded as interest expense on the statements of operations.
Global master repurchase agreements govern the repurchase and reverse repurchase transactions between the fund and the counterparty.
Collateral requirements for certain counterparties may be determined on a total exposure basis, rather than on an individual repurchase agreement or reverse repurchase agreement basis in order to determine the collateral to be received or pledged.
Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Reverse Repurchase Agreements. Global Multi-Strategy Fund has entered into reverse repurchase agreements. Under a reverse repurchase agreement, a fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the fund and are subject to the fund’s restrictions on borrowing. Reverse repurchase agreements may increase the volatility of a fund and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money.
While a reverse repurchase agreement is outstanding, the Fund will maintain cash or appropriate liquid assets to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties that the sub-advisor deems creditworthy. The fund must segregate assets in an amount equal to the amount the fund owes pursuant to the terms of the reverse repurchase agreements. Reverse repurchase agreements are shown as a separate line item on the statements of assets and liabilities. Interest payments made are shown as reverse repurchase agreement interest expense on the statements of operations. The fund holds reverse repurchase agreements in which the carrying value, including accrued interest, approximates fair value for financial statement purposes. As of period end, the reverse repurchase agreements payable is categorized as Level 2 within the disclosure hierarchy. The average amount of borrowings outstanding during the
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
34
period ended February 29, 2020 was $472,338,000 at a weighted average interest rate of 1.949%. The following table shows a breakdown of the obligations owed by fund, security type sold and remaining maturity for the reverse repurchase agreements.
Securities Lending. To earn additional income, certain of the Funds may lend portfolio securities to approved brokerage firms. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The cash collateral received is usually invested in a SEC-
registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Security lending income, net of related fees, is shown on the statements of operations. As of February 29, 2020 , the Funds had securities on loan as follows (amounts in thousands):
Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the LIBOR rate.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Funds are obligated to fund these commitments at the Borrower’s discretion. Therefore, the Funds must have funds sufficient to cover its contractual obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on commitments on the statements of assets and liabilities, as applicable.
As of February 29, 2020, the commitments were as follows (amounts in thousands):
Short Sales. Global Multi-Strategy Fund entered into short sales transactions during the period. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statements of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared
Fund Security Type
Remaining
Contractual Tenor
Payable for Reverse
Repurchase Agreement
Global Multi-Strategy Fund Corporate Bonds Overnight and Continuous $ 4,856
U.S. Treasury and Agency Securities Overnight and Continuous 397,161
Corporate Bonds Greater than 90 Days 3,782
Non-U.S. Sovereign Bonds Greater than 90 Days 1,733
U.S. Treasury and Agency Securities Greater than 90 Days 3,398
Gross amount of recognized liabilities for reverse repurchase agreements
$ 410,930
Market Value Collateral Value
Diversified Real Asset Fund $ 9,466 $ 9,826
International Small Company Fund 22,911 24,353
Small-MidCap Dividend Income Fund 25,462 27,567
Spectrum Preferred and Capital Securities
Income Fund 30,953 32,740
Unfunded Loan Commitment Unrealized gain/loss
Diversified Real Asset Fund $ 18,502 $ 1,105
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
35
on short positions are recorded as an expense and, if any, appear as dividends and interest on shorts on the statements of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.
The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statements of assets and liabilities and securities segregated as collateral are footnoted in the schedule of investments.
The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statements of operations.
Swap Agreements. Diversified Real Asset Fund and Global Multi-Strategy Fund invested in swap agreements during the period. Swap agreements are negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, currency, interest rate, or total return swap agreements to manage its exposure to credit, currency, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of
Directors. Centrally cleared swaps are valued using the last traded price from the preliminary trading exchange. OTC swaps are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Changes in value are recorded as unrealized gain or loss which is included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities.
Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.
Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.
The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a
“credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a fund would add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.
If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either
(i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
36
the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index.
The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation).
For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of February 29, 2020 for which a fund is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fund for the same referenced entity or entities.
Synthetic futures, which are total return swaps on futures contracts, along with equity basket swaps generally, involve the commitment to receive positive returns or pay negative returns on a specified reference security, basket of securities, security index or index component, without actually owning the underlying position.
Currency swap agreements involve the commitment to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies.
Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.
Certain collateral amounts relate to exchange cleared swaps which are not subject to master netting agreements with counterparties.
To Be Announced Securities. The Funds may trade portfolio securities on a TBA or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.
Underlying Funds. An Underlying Fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
37
securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an Underlying Fund, the loss of assets to the Underlying Fund could result in increased expense ratios for that fund.
The Manager is the advisor to the Fund, Principal Variable Contracts Funds, Inc., and some of the Underlying Funds.  The Manager is committed to minimizing the potential impact of Underlying Fund risk on Underlying Funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds. Shareholder reports for the Underlying Funds can be found at www.prinicpalfunds.com. As of February 29, 2020, series of the Fund and Principal Variable Contracts Funds, Inc. owned the following percentages, in the aggregate, of the outstanding shares of the
Underlying Funds listed below:
U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage
Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal
Home Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.
Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):
Fund
Total Percentage of
Outstanding Shares Owned
Blue Chip Fund 42.31%
Diversified Real Asset Fund 14.66
Edge MidCap Fund 90.02
International Small Company Fund 88.46
Origin Emerging Markets Fund 52.17
Spectrum Preferred and Capital Securities
Income Fund 6.68
Asset Derivatives February 29, 2020 Liability Derivatives February 29, 2020
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Diversified Real Asset Fund
Commodity contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 4,744
*
Payables, Total distributable earnings (accumulated loss)
$ 33,488
*
Foreign exchange contracts Receivables
$ 977
Payables
$ 1,213
Interest rate contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 10,767
*
Payables, Total distributable earnings (accumulated loss)
$ 12,937
*
Total
$ 16,488 $ 47,638
Global Multi-Strategy Fund
Commodity contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 1,381
*
Payables, Total distributable earnings (accumulated loss)
$ 971
*
Credit contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 1,223
*
Payables, Total distributable earnings (accumulated loss)
$ 326
*
Equity contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 12,631
*
Payables, Total distributable earnings (accumulated loss)
$ 10,280
*
Foreign exchange contracts Receivables
$ 9,256
*
Payables
$ 8,617
*
Interest rate contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 6,434
*
Payables, Total distributable earnings (accumulated loss)
$ 7,759
*
Total
$ 30,925 $ 27,953
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
38
Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Diversified Real Asset Fund and Global Multi-Strategy Fund. The
Asset Derivatives February 29, 2020 Liability Derivatives February 29, 2020
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Spectrum Preferred and Capital Securities Income Fund
Interest rate contracts
Receivables, Total distributable earnings (accumulated
loss)
$ 75
Payables, Total distributable earnings (accumulated loss)
$ 13
*
*
Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Diversified Real Asset Fund
Commodity contracts
Net realized gain (loss) from Futures contracts
and Swap agreements/Net change in unrealized
appreciation/(depreciation) of Futures contracts
and Swap agreement
$ 4,362 $ (33,160)
Foreign exchange contracts
Net realized gain (loss) from Investment
transactions, Foreign currency contracts, and
Options and swaptions/Net change in unrealized
appreciation/(depreciation) of Investments,
Foreign currency contracts, and Options and
swaptions.
$ (110) $ 87
Interest rate contracts
Net realized gain (loss) from Investment
transactions, Futures contracts, Options and
swaptions, and Swap agreements/Net change
in unrealized appreciation/(depreciation) of
Investments, Futures contracts, Options and
swaptions, and Swap agreements
$ (3,581) $ 4,044
Total $ 671 $ (29,029)
Global Multi-Strategy Fund
Commodity contracts
Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ (241) $ (1,987)
Credit contracts
Net realized gain (loss) from Swap agreements/
Net change in unrealized appreciation/
(depreciation) of Swap agreements
$ (484) $ 838
Equity contracts
Net realized gain (loss) from Investment
transactions, Futures contracts, Options and
swaptions, and Swap agreements/Net change
in unrealized appreciation/(depreciation) of
Investments, Futures contracts, Options and
swaptions, and Swap agreements
$ (2,734) $ (2,206)
Foreign exchange contracts
Net realized gain (loss) from Investment
transactions, Foreign currency contracts, Futures
contracts, and Options and swaptions/Net change
in unrealized appreciation/(depreciation) of
Investments, Foreign currency contracts, Futures
contracts, and Options and swaptions.
$ 2,004 $ (4,803)
Interest rate contracts
Net realized gain (loss) from Investment
transactions, Futures contracts, Options and
swaptions, and Swap agreements/Net change
in unrealized appreciation/(depreciation) of
Investments, Futures contracts, Options and
swaptions, and Swap agreements
$ (912) $ 3,881
Total $ (2,367) $ (4,277)
Spectrum Preferred and Capital Securities Income Fund
Interest rate contracts
Net realized gain (loss) from Investment
transactions, Futures contracts, and Options and
swaptions /Net change in unrealized appreciation/
(depreciation) of Investments, Futures contracts,
and Options and swaptions
$ (2,317) $ 43
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
39
Spectrum Preferred and Capital Securities Income Fund uses long and short U.S. Treasury futures and options on those listed U.S. Treasury future contracts to mitigate interest rate volatility and for income generation. The notional values of the futures contracts will vary in accordance with changing duration of these funds.
The following table includes a summary of the average quarterly outstanding notional by derivative instrument type for the period ended
February 29, 2020 (amounts in thousands):
Contract Type Derivative Type Average Notional
Diversified Real Asset Fund
Commodity Contracts
Futures - Long
$353,799
Futures - Short
226,769
Total Return Swaps - Receive Floating Rate
231,631
Foreign Exchange Contracts
Foreign Currency Contracts - Contracts to Accept
665,885
Foreign Currency Contracts - Contracts to Deliver
697,808
Purchased Options
16,828
Written Options
39,424
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps - Pay Floating Rate
455,992
Exchange Cleared Interest Rate Swaps - Receive Floating Rate
353,529
Futures - Long
138,188
Futures - Short
92,562
Purchased Capped Options
41,503
Purchased Interest Rate Swaptions
164,077
Purchased Options
990
Written Capped Options
44,328
Written Interest Rate Swaptions
720,936
Written Options
623
Global Multi-Strategy Fund
Commodity Contracts
Futures - Long
34,135
Futures - Short
40,779
Synthetic Futures - Long
2,391
Synthetic Futures - Short
8,156
Credit Contracts
Credit Default Swaps – Buy Protection
30,420
Credit Default Swaps – Sell Protection
5,988
Exchange Cleared Credit Default Swaps – Buy Protection
15,587
Equity Contracts
Futures - Long
79,915
Futures - Short
98,207
Purchased Options
175
Synthetic Futures - Long
3,093
Synthetic Futures - Short
240
Total Return Equity Basket Swaps
150,865
Total Return Swaps – Pay Floating Rate
2,556
Total Return Swaps – Receive Floating Rate
2,817
Written Options
115
Foreign Exchange Contracts
Currency Swaps - Contracts to Accept
10,878
Currency Swaps - Contracts to Deliver
10,882
Foreign Currency Contracts - Contracts to Accept
571,752
Foreign Currency Contracts - Contracts to Deliver
760,106
Futures - Long
2,694
Futures - Short
4,028
Purchased Options
181,947
Written Options
68,721
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps - Pay Floating Rate
79,726
Exchange Cleared Interest Rate Swaps - Receive Floating Rate
3,544,831
Futures - Long
722,327
Futures - Short
300,365
Interest Rate Swaps - Pay Floating Rate
27,986
Interest Rate Swaps - Receive Floating Rate
29,241
Purchased Interest Rate Swaptions
120,579
Purchased Options
4,738
Synthetic Futures - Long
36,571
Synthetic Futures - Short
24,069
Total Return Swaps – Pay Floating Rate
10,717
Total Return Swaps – Receive Floating Rate
11,923
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
40
4. Fair Valuation
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund's own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in
Level 1 includes listed equities and listed derivatives.
● Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and U.S. Government and Government Agency Obligations.
● Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, mortgage backed securities or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds' own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using indicative quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value
Contract Type Derivative Type Average Notional
Global Multi-Strategy Fund (continued)
Interest Rate Contracts (continued)
Written Interest Rate Swaptions
$36,553
Written Options
5,420
Spectrum Preferred and Capital
Securities Income Fund
Interest Rate Contracts Futures - Short 20,153
Purchased Options
4,030
Written Options
6,020
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
41
measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-
dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).
Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the
Fund’s Board of Directors. The Manager has established a valuation committee (“Valuation Committee”) of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets at least monthly and reports directly to the Board of Directors. A pricing group (the “Pricing
Group”) who reports to the Valuation Committee, relies on the established pricing policies to determine fair valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.
The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of February 29, 2020 in valuing the Funds' securities carried at value (amounts in thousands):
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Blue Chip Fund
Common Stocks* $ 5,092,123 $ — $ — $ 5,092,123
Investment Companies 3 — — 3
Total investments in securities $ 5,092,126 $ — $ — $ 5,092,126
Diversified Real Asset Fund
Bonds* — 397,151 — 397,151
Commodity Indexed Structured Notes* — 12,809 — 12,809
Common Stocks
Basic Materials 155,672 144,807 — 300,479
Communications 5,808 1,888 12 7,708
Consumer, Cyclical 12,136 11,028 33 23,197
Consumer, Non-cyclical 49,506 76,683 41 126,230
Energy 278,122 87,609 — 365,731
Financial 247,431 140,502 — 387,933
Industrial 106,531 95,871 — 202,402
Technology 5,465 — — 5,465
Utilities 212,539 300,124 — 512,663
Investment Companies 127,378 — — 127,378
Senior Floating Rate Interests* — 590,912 — 590,912
U.S. Government & Government Agency Obligations* — 661,916 — 661,916
Purchased Interest Rate Swaptions — 2,314 — 2,314
Purchased Capped Options — 76 — 76
Purchased Options 373 71 — 444
Total investments in securities $ 1,200,961 $ 2,523,761 $ 86 $ 3,724,808
Assets
Commodity Contracts
Futures** 4,744 — — 4,744
Foreign Exchange Contracts
Foreign Currency Contracts — 906 — 906
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 6,978 — 6,978
Futures** 1,026 — — 1,026
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
42
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Diversified Real Asset Fund
Liabilities
Commodity Contracts
Futures** $ (20,910) $ — $ — $ (20,910)
Total Return Swaps — (12,578) — (12,578)
Foreign Exchange Contracts
Foreign Currency Contracts — (1,210) — (1,210)
Written Options — (3) — (3)
Interest Rate Contracts
Capped Options — (2) — (2)
Exchange Cleared Interest Rate Swaps** — (7,374) — (7,374)
Futures** (1,585) — — (1,585)
Interest Rate Swaptions — (3,836) — (3,836)
Written Options (140) — — (140)
Edge MidCap Fund
Common Stocks
Basic Materials 29,874 — — 29,874
Communications 13,186 9,526 — 22,712
Consumer, Cyclical 69,278 — — 69,278
Consumer, Non-cyclical 99,143 — — 99,143
Energy 20,537 — — 20,537
Financial 135,806 — — 135,806
Industrial 136,658 — — 136,658
Technology 88,054 — — 88,054
Utilities 46,134 — — 46,134
Investment Companies 18,968 — — 18,968
Total investments in securities $ 657,638 $ 9,526 $ — $ 667,164
Global Multi-Strategy Fund
Bonds* — 346,576 864 347,440
Common Stocks
Basic Materials 6,692 9,484 — 16,176
Communications 26,549 6,306 470 33,325
Consumer, Cyclical 33,096 12,349 27 45,472
Consumer, Non-cyclical 56,471 15,696 726 72,893
Diversified 5 139 — 144
Energy 8,769 2,027 39 10,835
Financial 42,358 11,445 2,678 56,481
Industrial 36,162 15,394 — 51,556
Technology 43,223 5,674 337 49,234
Utilities 4,837 2,468 — 7,305
Convertible Bonds* — 2,303 — 2,303
Convertible Preferred Stocks
Communications — — 200 200
Consumer, Cyclical — — 60 60
Consumer, Non-cyclical 693 — — 693
Energy 69 — — 69
Investment Companies 121,596 — — 121,596
Municipal Bonds* — 561 — 561
Preferred Stocks
Basic Materials — 48 — 48
Communications — — 3 3
Consumer, Cyclical — 275 — 275
Energy — — 2,716 2,716
Financial — — 281 281
Technology — — 131 131
Repurchase Agreements* — 254,171 — 254,171
Senior Floating Rate Interests* — 15,295 — 15,295
U.S. Government & Government Agency Obligations* — 464,508 — 464,508
Purchased Interest Rate Swaptions — 1,044 — 1,044
Purchased Options 3,561 575 — 4,136
Total investments in securities $ 384,081 $ 1,166,338 $ 8,532 $ 1,558,951
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
43
Reverse Repurchase Agreements
—
(410,931)
—
(410,931)
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Multi-Strategy Fund
Short Sales
Bonds $ — $ (14,979) $ — $ (14,979)
Common Stocks
Basic Materials (3,690) (4,466) — (8,156)
Communications (7,106) (2,236) — (9,342)
Consumer, Cyclical (12,961) (5,601) — (18,562)
Consumer, Non-cyclical (18,346) (4,454) — (22,800)
Diversified — (88) — (88)
Energy (7,253) (350) — (7,603)
Financial (14,594) (5,259) — (19,853)
Industrial (13,011) (8,358) — (21,369)
Technology (11,852) (2,299) — (14,151)
Utilities (7,152) (2,204) — (9,356)
Preferred Stocks
Consumer, Non-cyclical — (259) — (259)
U.S. Government & Government Agency Obligations — (272,460) — (272,460)
Total Short Sales $ (95,965) $ (323,013) $ — $ (418,978)
Assets
Credit Contracts
Credit Default Swaps — 44 2 — 44 2
Exchange Cleared Credit Default Swaps** — 781 — 781
Commodity Contracts
Futures** 1, 38 1 — — 1, 38 1
Equity Contracts
Futures** 6,004 — — 6,004
Total Return Equity Basket Swaps — 3,411 — 3,411
Foreign Exchange Contracts
Foreign Currency Contracts — 8,67 0 — 8,67 0
Futures** 11 — — 11
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 871 — 871
Futures** 3,279 — — 3,279
Interest Rate Swaps — 536 — 536
Total Return Swaps — 359 — 359
Liabilities
Credit Contracts
Credit Default Swaps — (326) — (326)
Commodity Contracts
Futures** (971) — — (971)
Equity Contracts
Futures** (6,223) — — (6,223)
Total Return Equity Basket Swaps — (2,538) — (2,538)
Written Options (1,519) — — (1,519)
Foreign Exchange Contracts
Foreign Currency Contracts — (8,507) — (8,507)
Futures** (13) — — (13)
Written Options — (97) — (97)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (5,634) — (5,634)
Futures** (1,016) — — (1,016)
Interest Rate Swaps — (215) — (215)
Interest Rate Swaptions — (741) — (741)
Written Options (153) — — (153)
International Small Company Fund
Common Stocks
Basic Materials 17,527 46,376 — 63,903
Communications — 43,241 — 43,241
Consumer, Cyclical 12,839 130,102 — 142,941
Consumer, Non-cyclical 10,568 130,657 — 141,225
Energy 13,068 19,441 — 32,509
Financial 16,915 204,080 — 220,995
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
44
*For additional detail regarding sector classifications, please see the schedules of investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
At the end of the period, there were no Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3.
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
International Small Company Fund
Industrial $ 15,832 $ 134,065 $ — $ 149,897
Technology 14,671 59,082 — 73,753
Utilities 6,754 20,081 — 26,835
Investment Companies 33,682 — — 33,682
Total investments in securities $ 141,856 $ 787,125 $ — $ 928,981
Opportunistic Municipal Fund
Investment Companies 416 — — 416
Municipal Bonds* — 164,500 — 164,500
Total investments in securities $ 416 $ 164,500 $ — $ 164,916
Origin Emerging Markets Fund
Common Stocks
Basic Materials 31,555 18,694 — 50,249
Communications 144,147 45,544 — 189,691
Consumer, Cyclical 16,951 73,933 — 90,884
Consumer, Non-cyclical 52,275 60,483 — 112,758
Energy — 45,414 — 45,414
Financial 30,924 220,483 — 251,407
Industrial 11,851 134,120 — 145,971
Technology 131,463 160,208 — 291,671
Utilities — 74,070 — 74,070
Investment Companies 24,429 — — 24,429
Preferred Stocks 10,383 — — 10,383
Total investments in securities $ 453,978 $ 832,949 $ — $ 1,286,927
Small-MidCap Dividend Income Fund
Common Stocks
Basic Materials 37,983 — — 37,983
Communications 29,486 — — 29,486
Consumer, Cyclical 280,259 — — 280,259
Consumer, Non-cyclical 185,686 — — 185,686
Energy 88,547 — — 88,547
Financial 707,338 18,136 — 725,474
Government 22,322 — — 22,322
Industrial 336,021 — — 336,021
Technology 164,016 — — 164,016
Utilities 100,714 — — 100,714
Investment Companies 47,987 — — 47,987
Total investments in securities $ 2,000,359 $ 18,136 $ — $ 2,018,495
Spectrum Preferred and Capital Securities Income Fund
Bonds* — 5,235,655 — 5,235,655
Convertible Preferred Stocks
Financial 40,713 — — 40,713
Investment Companies 141,332 — — 141,332
Preferred Stocks
Communications 102,047 122,467 — 224,514
Consumer, Non-cyclical — 24,221 — 24,221
Financial 541,931 18,571 — 560,502
Government 7,838 62,918 — 70,756
Utilities 180,457 2,217 — 182,674
Purchased Options 75 — — 75
Total investments in securities $ 1,014,393 $ 5,466,049 $ — $ 6,480,442
Liabilities
Interest Rate Contracts
Futures** (13) — — (13)
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
45
5. Management Agreement and Transactions with Affiliates
Management Services. The Funds have agreed to pay investment advisory and management fees to the Manager computed at an annual percentage rate of each of the Funds' average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rates used in this calculation for each of the Funds are as follows:
In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1,
R-2, R-3, R-4, and R-5, respectively. Class A, Class C, and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc.
(the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pay the Transfer Agent a fee for the services provided in an amount that includes a profit.
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period.  The expenses borne by the Manager are subject to reimbursement by the Funds through the fiscal year end, provided no reimbursement will be made if it would result in the Funds exceeding the total operating expense limits. Any amounts outstanding at the end of the year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities.
The operating expense limits are as follows:
# Prior to December 31, 2019, the contractual limit was 1.13%, 1.88, and .86% for Class A, Class C, and Institutional, respectively.
Net Assets of Fund
First
$500
million
Next
$500
million
Next
$500
million
Over
$1.5
billion
Edge MidCap Fund (Effective December 31, 2019) .70% .68% .66% .65%
Edge MidCap Fund (Prior to December 31, 2019) .75% .73% .71% .70%
International Small Company Fund 1.05 1.03 1.01 1.00
Opportunistic Municipal Fund .50 .48 .46 .45
Origin Emerging Markets Fund (Effective December 31, 2019) 1.05 1.03 1.01 1.00
Origin Emerging Markets Fund (Prior to December 31, 2019) 1.20 1.18 1.16 1.15
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Over $3
billion
Blue Chip Fund (Effective December 31, 2019) .65% .63% .61% .60% .59% .58%
Blue Chip Fund (Prior to December 31, 2019) .70% .68% .66% .65% .64% .63%
Diversified Real Asset Fund .85 .83 .81 .80 .79 .78
Global Multi-Strategy Fund 1.60 1.58 1.56 1.55 1.54 1.53
Small-MidCap Dividend Income Fund (Effective December
31, 2019)
.79 .77 .75 .74 .73 .72
Small-MidCap Dividend Income Fund (Prior to December 31,
2019)
.80 .78 .76 .75 .74 .73
Spectrum Preferred and Capital Securities Income Fund .75 .73 .71 .70 .69 .68
Period from September 1, 2019 through February 29, 2020
Class A Class C Institutional Expiration
Blue Chip Fund
N/A N/A .66% December 30, 2020
Diversified Real Asset Fund
1.22% 1.97% .85 December 30, 2020
Edge MidCap Fund
1.10 N/A .77 December 30, 2020
Global Multi-Strategy Fund
N/A 2.75 1.63 December 30, 2020
International Small Company Fund
1.60 N/A 1.20 December 30, 2020
Opportunistic Municipal Fund
.84 N/A .56 December 30, 2020
Origin Emerging Markets Fund
1.60 N/A 1.20 December 30, 2020
Small-MidCap Dividend Income Fund
1.12# 1.87# .85# December 30, 2020
Spectrum Preferred and Capital Securities
Income Fund
N/A N/A .81 December 30, 2020

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
46
In addition, the Manager has contractually agreed to limit R-6 expenses other than management and investment advisory fees and distribution fees and, if necessary, pay expenses normally payable by the Funds, excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses. The limits are expressed as a percentage of average daily net assets attributable to R-6 shares on an annualized basis during the reporting period. The limits are as follows:
In addition, the Manager has contractually agreed to limit certain of the Funds' management and investment advisory fees. The expense limit will reduce the Funds' management and investment advisory fees. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The limits are as follows:
#Prior to December 31, 2019, the contractual limit was .10%.
Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Manager and are settled periodically.
Distribution Fees. The Class A, Class C, Class J, R-1, R-2, R-3, and R-4 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds
Distributor, Inc. (“the Distributor”) (an affiliate of the Manager), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .15%, .35%, .30%, .25%, and .10% for Class
A, Class C, Class J, R-1, R-2, R-3, and R-4 classes of shares, respectively.
The Distributor has voluntarily agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis)
attributable to Class J shares. The limit will maintain the level of distribution fees not to exceed .12% for Class J shares. The voluntary expense limit may be terminated at any time.
Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Distributor and are settled monthly.
Chief Compliance Officer Expenses. The Funds pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated based on the relative net assets of each fund and is shown on the statements of operations.
Sales Charges. The Distributor receives proceeds of any contingent deferred sales charge (“CDSC”) on certain Class A, Class C, and Class
J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The Distributor also retains sales charges on sales of Class A shares based on declining rates which begin at 3.75% for Diversified Real Asset Fund, Global Multi-Strategy Fund, Opportunistic Municipal Fund, and
Spectrum Preferred and Capital Securities Income Fund and 5.50% for Blue Chip Fund, Edge MidCap Fund, International Small Company
Period from September 1, 2019 through February 29, 2020
R-6 Expiration
Blue Chip Fund .01% December 30, 2020
Diversified Real Asset Fund .02 December 30, 2020
Edge MidCap Fund .02 December 30, 2020
Global Multi-Strategy Fund .02 December 30, 2020
International Small Company Fund .04 December 30, 2020
Origin Emerging Markets Fund .04 December 30, 2020
Small-MidCap Dividend Income Fund .02 December 30, 2020
Spectrum Preferred and Capital Securities Income
Fund
.02 December 30, 2020
Expiration
Blue Chip Fund .050%# December 30, 2020
Diversified Real Asset Fund .030 December 30, 2020
Edge MidCap Fund .050# December 30, 2020
Global Multi-Strategy Fund .040 December 30, 2020
Opportunistic Municipal Fund .060 December 30, 2020
Origin Emerging Markets Fund .150 December 30, 2019
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
47
Fund, Origin Emerging Markets Fund, and Small-MidCap Dividend Income Fund. The aggregate amounts of these charges retained by the
Distributor for the period ended February 29, 2020, were as follows (amounts in thousands):
Class C shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), 10 years after purchase.
Affiliated Ownership. At February 29, 2020, Principal Life Insurance Company (an affiliate of the Manager), the Manager, the Distributor,
Principal Securities, Inc., collective investment trusts sponsored by Principal Global Investors Trust Company, benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company, and other affiliated entities owned shares of the Funds as follows
(amounts in thousands):
Affiliated Brokerage Commissions. With respect to Spectrum Preferred and Capital Securities Income Fund, $31,000 of brokerage commission was paid to SAMI Brokerage LLC, a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the period ended February 29, 2020 .
6. Investment Transactions
For the period ended February 29, 2020, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts in thousands):
For the period ended February 29, 2020, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold
(not including short-term investments) by the Funds were as follows (amounts in thousands):
Class A Class C Class J
Blue Chip Fund $ 411 $ 10 $ 3
Diversified Real Asset Fund 4 — N/A
Edge MidCap Fund 18 N/A N/A
Global Multi-Strategy Fund 1 — N/A
International Small Company Fund 2 N/A N/A
Opportunistic Municipal Fund 3 N/A N/A
Origin Emerging Markets Fund 1 N/A N/A
Small-MidCap Dividend Income Fund 28 1 N/A
Spectrum Preferred and Capital Securities Income Fund 126 9 —
Institutional R-3 R-4 R-5 R-6
Blue Chip Fund 575 – – – 28,904
Diversified Real Asset Fund 99 1 1 1 16,101
Edge MidCap Fund 56 N/A N/A N/A —
Global Multi-Strategy Fund 42 N/A N/A N/A 1,407
International Small Company Fund 178 N/A N/A N/A 587
Opportunistic Municipal Fund 50 N/A N/A N/A N/A
Origin Emerging Markets Fund – N/A N/A N/A 55,339
Small-MidCap Dividend Income Fund 55 N/A N/A N/A 392
Spectrum Preferred and Capital Securities
Income Fund – – – – 5,246
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
Blue Chip Fund $ 1,123,353 $ 571,920 $ — $ —
Diversified Real Asset Fund 1,235,687 1,203,468 — —
Edge MidCap Fund 65,208 74,663 — —
Global Multi-Strategy Fund 959,321 1,407,431 486,148 376,034
International Small Company Fund 245,219 207,670 — —
Opportunistic Municipal Fund 72,618 52,764 — —
Origin Emerging Markets Fund 481,144 313,286 — —
Small-MidCap Dividend Income Fund 325,360 381,251 — —
Spectrum Preferred and Capital Securities
Income Fund 1,001,593 315,554 — —
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
Diversified Real Asset Fund $ 354,245 $ 268,881 $ — $ —
Global Multi-Strategy Fund 2,067,776 2,318,062 1,275,828 1,128,491
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
48
7. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended February 29, 2020 and August
31, 2019 were as follows (amounts in thousands):
^ The Funds designate these distributions as exempt interest per Internal Revenue Code (“IRC”) Sec. 852(b)(5).
*The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852 (b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a
15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of August 31, 2019, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
*Represents book-to-tax accounting differences related to straddle loss deferrals, constructive sale gain recognition, defaulted securities, inverse floating rate securities, contingent convertible bonds, short sales, and perpetual bonds.
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. As of August 31, 2019, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):
Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of
2010 on December 22, 2010, will be carried forward with no expiration and with the character of the loss retained.
For the year ended August 31, 2019, the following fund utilized capital loss carryforwards as follows (amounts in thousands):
Ordinary Income Tax-Exempt Income
Long-Term Capital
Gain Return of Capital
2020 2019 2020 2019 ^ 2020 2019 * 2020 2019
Blue Chip Fund $ 35,653 $ 344 $ — $ — $ 183,262 $ 218,577 $ — $ —
Diversified Real Asset Fund 96,919 126,294 — — — — — —
Edge MidCap Fund 7,567 9,632 — — 22,087 25,893 — —
Global Multi-Strategy Fund — 94,178 — — — 39,517 — 6,481
International Small Company Fund 27,587 24,796 — — — 44,174 — —
Opportunistic Municipal Fund — 4 2,399 4,556 — — — —
Origin Emerging Markets Fund 21,257 8,633 — — — — — —
Small-MidCap Dividend Income Fund 27,872 72,210 — — 15,278 267,714 — —
Spectrum Preferred and Capital
Securities Income Fund 150,229 280,911 — — — — — —
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences *
Total
Accumulated
Earnings
(Deficit)
Blue Chip Fund $ 22,693 $ — $ 99,228 $ — $ 1,143,755 $ — $ 1,265,676
Diversified Real Asset Fund 55,676 — — (158,141) (52,353) (357) (155,175)
Edge MidCap Fund 3,907 — 20,413 — 91,457 — 115,777
Global Multi-Strategy Fund — — — (8,453) (12,548) (5,362) (26,363)
International Small Company Fund 20,628 — — (15,907) 24,736 — 29,457
Opportunistic Municipal Fund — 76 — (836) 8,179 (14) 7,405
Origin Emerging Markets Fund 15,140 — — (107,500) 67,394 — (24,966)
Small-MidCap Dividend Income Fund 9,902 — 4,686 — 123,452 — 138,040
Spectrum Preferred and Capital Securities
Income Fund 4,446 — — (2,926) 247,882 40,151 289,553
Short-Term Long-Term Total
Diversified Real Asset Fund $ 148,465 $ 9,676 $ 158,141
International Small Company Fund 15,907 — 15,907
Opportunistic Municipal Fund 635 201 836
Origin Emerging Markets Fund 107,500 — 107,500
Spectrum Preferred and Capital
Securities Income Fund 2,926 — 2,926
Utilized
Opportunistic Municipal Fund $ 995

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
49
* The Fund holds floating rate securities which are accounted for differently for U.S. GAAP vs. federal income tax purposes. This causes a difference in cost basis and fair market value of investments for tax and U.S. GAAP purposes.
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the fund’s taxable year subsequent to October 31 and December 31, respectively. At August 31, 2019, the following fund had late-year capital and ordinary losses as follows (amounts in thousands):
Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting.
Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the
Funds’ distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended August 31,
2019, the Funds recorded reclassifications as follows (amounts in thousands):
Federal Income Tax Basis. At February 29, 2020, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):
8. Other Matters
As of the date these financial statements were available to be issued, the outbreak of the novel coronavirus (“COVID-19”) in many countries continues to adversely impact global commercial activity and has contributed to significant volatility in financial markets. The global impact of the outbreak has been rapidly evolving and many countries have reacted by instituting quarantines and restriction on travel. Such measures, as well as the general uncertainty surrounding the dangers and impact of COVID-19, are creating significant disruption in supply chains and economic activity. As COVID-19 continues to spread, the potential impacts, including a global, regional or other economic recession, are increasingly difficult to assess. These events, or fear of such an event, present material uncertainty and risk with respect to the Funds’
performance and financial results.
9. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements.  There were no items requiring adjustment of the financial statements or additional disclosure.
Late Year
Ordinary
Loss
Post October
Capital Loss
Global Multi-Strategy Fund $ 6,169 $ 2,284
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Blue Chip Fund $ (34,548) $ 34,548
Diversified Real Asset Fund 43,740 (43,740)
Edge MidCap Fund (2,592) 2,592
Global Multi-Strategy Fund 7,258 (7,258)
International Small Company Fund (2,928) 2,928
Small-MidCap Dividend Income Fund (54,292) 54,292
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Blue Chip Fund $ 1,282,159 $ (66,305) $ 1,215,854 $ 3,876,272
Diversified Real Asset Fund 213, 112 (350,118) (137,0 0 6) 3,865, 648
Edge MidCap Fund 110,641 (58,686) 51,955 615,209
Global Multi-Strategy Fund 8 7,015 (103,4 51 ) (16,436) 1,155,1 07
International Small Company Fund 74,925 (91,255) (16,330) 945,311
Opportunistic Municipal Fund
*
12,223 (617) 11,606 147,865
Origin Emerging Markets Fund 177,024 (53,703) 123,321 1,163,606
Small-MidCap Dividend Income Fund 243,072 (297,824) (54,752) 2,073,247
Spectrum Preferred and Capital Securities Income Fund 421,125 (68,342) 352,783 6,127,646
7. Federal Tax Information (continued)

Schedule of Investments
Blue Chip Fund
February 29, 2020 (unaudited)
See accompanying notes.
50
INVESTMENT COMPANIES - 0.00% Shares Held Value (000's)
Money Market Funds - 0.00%
Principal Government Money Market Fund
1.43%
(a),(b)
2,542 $ 3
TOTAL INVESTMENT COMPANIES $ 3
COMMON STOCKS - 100.12% Shares Held Value (000's)
Aerospace & Defense - 3.71%
TransDigm Group Inc 338,331 188,724
Banks - 0.47%
First Republic Bank/CA 238,018 23,937
Biotechnology - 0.95%
Illumina Inc
( c)
181,139 48,123
Chemicals - 3.05%
Ecolab Inc 93,829 16,932
Linde PLC 611,758 116,852
Sherwin-Williams Co/The 41,034 21,204
$ 154,988
Commercial Services - 9.18%
Automatic Data Processing Inc 459,305 71,073
CoStar Group Inc
( c)
57,674 38,503
IHS Markit Ltd 304,085 21,663
Moody's Corp 256,903 61,664
PayPal Holdings Inc
( c)
1,815,045 196,007
S&P Global Inc 293,232 77,973
$ 466,883
Diversified Financial Services - 10.98%
Charles Schwab Corp/The 2,592,423 105,641
Mastercard Inc 725,621 210,612
Visa Inc 1,331,456 242,005
$ 558,258
Electronics - 1.10%
Roper Technologies Inc 159,711 56,170
Healthcare - Products - 3.17%
Danaher Corp 836,229 120,902
IDEXX Laboratories Inc
( c)
159,004 40,468
$ 161,370
Insurance - 8.58%
Aon PLC 105,552 21,955
Berkshire Hathaway Inc - Class B
( c)
1,513,498 312,295
Markel Corp
( c)
46,503 54,948
Progressive Corp/The 647,345 47,360
$ 436,558
Internet - 21.67%
Alphabet Inc - A Shares
( c)
33,575 44,965
Alphabet Inc - C Shares
( c)
295,902 396,311
Amazon.com Inc
( c)
247,820 466,831
Facebook Inc
( c)
1,009,323 194,264
$ 1,102,371
Lodging - 1.94%
Hilton Worldwide Holdings Inc 1,016,959 98,848
Media - 4.68%
Charter Communications Inc
( c)
482,190 237,802
Private Equity - 5.24%
Brookfield Asset Management Inc 4,008,568 240,354
KKR & Co Inc 913,784 26,134
$ 266,488
REITs - 4.37%
American Tower Corp 979,844 222,229
Retail - 2.34%
Costco Wholesale Corp 111,194 31,261
O'Reilly Automotive Inc
( c)
62,700 23,119
Restaurant Brands International Inc 673,620 39,407
Yum! Brands Inc 282,221 25,188
$ 118,975
Semiconductors - 1.34%
NVIDIA Corp 252,038 68,068
COMMON STOCKS (continued) Shares Held Value (000’s)
Software - 17.35%
Adobe Inc
( c)
548,616 $ 189,338
Intuit Inc 923,305 245,461
Microsoft Corp 1,563,861 253,361
salesforce.com Inc
( c)
1,015,858 173,102
Slack Technologies Inc
( c)
779,755 21,069
$ 882,331
TOTAL COMMON STOCKS $ 5,092,123
Total Investments $ 5,092,126
Other Assets and Liabilities -  (0.12)% (5,919)
TOTAL NET ASSETS - 100.00% $ 5,086,207
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary  ( unaudited)
Sector Percent
Financial 29.64%
Communications 26.35%
Technology 18.69%
Consumer, Non-cyclical 13.30%
Industrial 4.81%
Consumer, Cyclical 4.28%
Basic Materials 3.05%
Money Market Funds 0.00%
Other Assets and Liabilities
(0.12)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Blue Chip Fund
February 29, 2020 (unaudited)
See accompanying notes.
51
Affiliated Securities August 31, 2019 Purchases Sales February 29, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 1.43% $ 14,510 $ 572,032 $ 586,539 $ 3
$ 14,510 $ 572,032 $ 586,539 $ 3
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.43% $ 91 $ — $ — $ —
$ 91 $ — $ — $ —
Amounts in thousands.

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2020 (unaudited)
See accompanying notes.
52
INVESTMENT COMPANIES - 3.45% Shares Held Value (000's)
Exchange-Traded Funds - 0.22%
Invesco S&P Global Water Index ETF
(a)
107,975 $ 4,16 9
SPDR S&P Global Natural Resources ETF 101,974 3,89 7
$ 8,06 6
Money Market Funds - 3.23%
BlackRock Liquidity FedFund 1.48%
(b),(c)
3,856,264 3,856
Principal Government Money Market Fund
1.43%
(b),(c),(d)
115,457,312 115,45 7
$ 119,31 3
TOTAL INVESTMENT COMPANIES $ 127,37 9
COMMON STOCKS - 52.33% Shares Held Value (000's)
Advertising - 0.03%
Clear Channel Outdoor Holdings Inc
(e)
596,711 1,235
Agriculture - 0.57%
Archer-Daniels-Midland Co 374,832 14,113
Bunge Ltd 144,911 6,803
$ 20,916
Automobile Parts & Equipment - 0.07%
Georg Fischer AG 3,020 2,596
Biotechnology - 0.08%
Advanz Pharma Corp Ltd
(e),(f)
22,681 101
Corteva Inc 110,868 3,016
$ 3,117
Building Materials - 0.64%
Forterra Inc
(e)
13,721 186
Fortune Brands Home & Security Inc 17,986 1,111
Geberit AG 15,359 7,664
Louisiana-Pacific Corp 268,799 7,647
Norbord Inc 243,170 6,458
Pinnacle Renewable Energy Inc 94,847 640
$ 23,706
Chemicals - 1.83%
Air Liquide SA 56,307 7,670
CF Industries Holdings Inc 352,783 13,003
FMC Corp 121,372 11,300
Ingevity Corp
(e)
18,106 815
Israel Chemicals Ltd 614,150 2,234
K+S AG
(a)
255,132 2,112
Mosaic Co/The 561,154 9,557
Nutrien Ltd 61,100 2,469
OCI NV
(e)
152,114 2,547
Olin Corp 120,880 1,957
Sociedad Quimica y Minera de Chile SA ADR 121,058 3,315
Yara International ASA 287,088 10,540
$ 67,519
Commercial Services - 2.03%
ALEATICA SAB de CV 6,408,936 9,313
Atlantia SpA 755,599 16,343
Atlas Arteria Ltd 1,298,830 6,845
Cengage Learning Holdings II Inc
(e)
2,772 35
China Merchants Port Holdings Co Ltd 8,085,687 12,016
Transurban Group 3,123,279 30,455
$ 75,007
Consumer Products - 0.16%
Avery Dennison Corp 22,130 2,533
Kimberly-Clark Corp 25,557 3,353
$ 5,886
Cosmetics & Personal Care - 0.17%
Essity AB 73,912 2,228
Kao Corp 20,100 1,463
Unicharm Corp 75,600 2,449
$ 6,140
Electric - 8.55%
ACEA SpA 29,801 628
Algonquin Power & Utilities Corp 330,200 5,018
American Electric Power Co Inc 105,444 9,412
Atlantica Yield PLC 539,860 15,607
AusNet Services 12,242,723 13,574
CenterPoint Energy Inc 189,589 4,364
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
China Longyuan Power Group Corp Ltd 4,339,000 $ 2,280
Clearway Energy Inc - Class C 617,987 13,002
CLP Holdings Ltd 879,000 9,288
Dominion Energy Inc 286,570 22,404
DTE Energy Co 42,437 4,739
Duke Energy Corp 120,551 11,055
EDP - Energias de Portugal SA 3,230,936 15,084
Emera Inc 386,449 16,284
Enel SpA 650,497 5,460
Eversource Energy 48,558 4,198
Hera SpA 526,034 2,258
Huadian Fuxin Energy Corp Ltd 17,732,000 3,033
Hydro One Ltd
(g)
600,873 12,060
Iberdrola SA 921,686 10,552
Infraestructura Energetica Nova SAB de CV 1,602,583 7,035
NextEra Energy Inc 100,274 25,345
Orsted A/S
(g)
33,702 3,479
Red Electrica Corp SA 1,177,138 22,499
Sembcorp Industries Ltd 606,500 808
Sempra Energy 112,418 15,714
Spark Infrastructure Group 12,050,376 16,651
SSE PLC 759,396 14,930
Terna Rete Elettrica Nazionale SpA 3,426,559 22,652
Transmissora Alianca de Energia Eletrica SA 927,300 6,157
$ 315,570
Electronics - 0.37%
Badger Meter Inc 21,422 1,290
Halma PLC 278,016 6,987
Itron Inc
(e)
47,318 3,588
Watts Water Technologies Inc 20,339 1,910
$ 13,775
Energy - Alternate Sources - 1.36%
First Solar Inc
(e)
116,169 5,317
NextEra Energy Partners LP
(a)
277,125 15,982
Pattern Energy Group Inc 183,940 4,976
TerraForm Power Inc 842,857 15,837
Vestas Wind Systems A/S 84,458 8,148
$ 50,260
Engineering & Construction - 1.63%
Aegion Corp
(e)
20,586 371
Aena SME SA
(g)
67,297 10,840
Aeroports de Paris 30,827 4,582
Enav SpA
(g)
1,800,333 10,720
Flughafen Zurich AG 49,869 7,564
Grupo Aeroportuario del Pacifico SAB de CV 675,200 7,307
Sacyr SA 593,337 1,583
Sydney Airport 2,770,199 14,156
Vinci SA 29,282 2,959
$ 60,082
Environmental Control - 0.77%
AquaVenture Holdings Ltd
(e)
13,314 360
Casella Waste Systems Inc
(e)
149,484 7,243
China Water Affairs Group Ltd 568,000 456
Clean Harbors Inc
(e)
71,655 4,982
Covanta Holding Corp 299,797 4,005
Energy Recovery Inc
(e)
24,265 239
Evoqua Water Technologies Corp
(e)
53,000 1,111
Kurita Water Industries Ltd 78,700 2,030
METAWATER Co Ltd 8,000 283
Pentair PLC 123,639 4,870
Tetra Tech Inc 36,418 2,945
$ 28,524
Food - 0.15%
Ingredion Inc 34,688 2,889
Wilmar International Ltd 964,700 2,785
$ 5,674

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2020 (unaudited)
See accompanying notes.
53
COMMON STOCKS (continued) Shares Held Value (000’s)
Forest Products & Paper - 2.14%
Acadian Timber Corp 137,178 $ 1,697
BillerudKorsnas AB 25,809 314
Canfor Corp
(e)
483,598 4,014
Clearwater Paper Corp
(e)
39,548 1,078
Domtar Corp 53,146 1,529
Empresas CMPC SA 757,605 1,546
Holmen AB 110,818 3,122
Interfor Corp
(e)
441,637 3,925
International Paper Co 126,707 4,683
Mercer International Inc 80,619 714
Mondi PLC 375,383 7,624
Nine Dragons Paper Holdings Ltd 4,057,000 4,874
Oji Holdings Corp 1,088,600 5,156
Sappi Ltd
(e)
301,545 567
Smurfit Kappa Group PLC 150,915 5,084
Stora Enso Oyj 512,522 6,074
Sumitomo Forestry Co Ltd 170,200 2,524
Suzano SA 359,300 3,030
Svenska Cellulosa AB SCA 808,739 7,760
UPM-Kymmene Oyj 203,309 6,256
West Fraser Timber Co Ltd 151,188 5,645
Western Forest Products Inc
(a)
2,465,754 1,966
$ 79,182
Gas - 1.89%
Atmos Energy Corp 33,219 3,430
Enagas SA 177,714 4,611
Italgas SpA 1,107,528 6,768
National Grid PLC 2,213,374 27,901
Snam SpA 3,825,888 18,970
Southwest Gas Holdings Inc 123,693 8,001
$ 69,681
Hand & Machine Tools - 0.04%
Franklin Electric Co Inc 28,298 1,463
Healthcare - Products - 0.26%
Danaher Corp 51,768 7,485
Hengan International Group Co Ltd 260,500 1,963
$ 9,448
Healthcare - Services - 0.00%
Millennium Health LLC
(e),(f)
22,091 1
Millennium Health LLC
(e),(f),(h),(i)
20,580 22
Millennium Health LLC
(e),(f),(h),(i)
19,318 19
$ 42
Home Builders - 0.19%
DR Horton Inc 28,451 1,516
Lennar Corp - A Shares 29,330 1,770
PulteGroup Inc 33,906 1,363
Toll Brothers Inc 39,081 1,447
TRI Pointe Group Inc
(e)
50,888 780
$ 6,876
Internet - 0.00%
Catalina Marketing Corp
(e),(h),(i)
3,965 12
Iron & Steel - 1.03%
ArcelorMittal SA 717,474 10,217
Evraz PLC 602,118 2,571
Fortescue Metals Group Ltd 438,332 2,928
JFE Holdings Inc 226,500 2,075
Nippon Steel Corp 196,900 2,204
Novolipetsk Steel PJSC 143,237 2,750
Nucor Corp 51,188 2,117
POSCO 14,785 2,375
Steel Dynamics Inc 227,063 6,047
thyssenkrupp AG
(a),(e)
229,911 2,254
Vale SA ADR 245,308 2,409
$ 37,947
Lodging - 0.26%
City Developments Ltd 610,300 4,362
Hilton Worldwide Holdings Inc 54,114 5,260
$ 9,622
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 0.71%
ANDRITZ AG 73,093 $ 2,587
Gorman-Rupp Co/The 12,882 412
IDEX Corp 46,161 6,832
Kadant Inc 12,207 1,109
Lindsay Corp 7,939 786
Mueller Water Products Inc - Class A 115,772 1,268
Organo Corp 4,500 265
SIG Combibloc Group AG
(e)
83,129 1,238
Valmet Oyj 66,350 1,584
Xylem Inc/NY 132,456 10,244
$ 26,325
Media - 0.12%
Cumulus Media Inc
(e)
61,334 739
iHeartMedia Inc
(e)
253,758 3,834
$ 4,573
Metal Fabrication & Hardware - 0.08%
Advanced Drainage Systems Inc 37,341 1,563
Reliance Worldwide Corp Ltd 581,343 1,301
$ 2,864
Mining - 3.14%
Agnico Eagle Mines Ltd 48,600 2,306
Anglo American PLC 829,474 19,515
Antofagasta PLC 256,941 2,540
Barrick Gold Corp 1,015,927 19,376
BHP Group Ltd 111,561 2,425
Franco-Nevada Corp 29,300 3,146
Freeport-McMoRan Inc 1,490,360 14,844
Glencore PLC
(e)
914,412 2,308
Kirkland Lake Gold Ltd 68,600 2,212
Korea Zinc Co Ltd 8,394 2,872
Lundin Mining Corp 1,092,226 5,574
MMC Norilsk Nickel PJSC ADR 109,898 3,332
Newcrest Mining Ltd 138,652 2,274
Newmont Corp 363,486 16,223
Norsk Hydro ASA 814,973 2,373
Rio Tinto Ltd 44,015 2,529
South32 Ltd 1,579,618 2,245
Southern Copper Corp 75,857 2,553
Sumitomo Metal Mining Co Ltd 95,300 2,348
Teck Resources Ltd 184,200 1,853
Wheaton Precious Metals Corp 104,900 2,983
$ 115,831
Miscellaneous Manufacturers - 0.21%
Aalberts NV 70,780 2,640
Alfa Laval AB 220,459 4,998
$ 7,638
Oil & Gas - 4.52%
BP PLC 3,459,776 17,976
Canadian Natural Resources Ltd 103,300 2,659
Chevron Corp 24,631 2,299
CNOOC Ltd 1,987,000 2,764
Concho Resources Inc 100,231 6,818
ConocoPhillips 299,259 14,490
Ecopetrol SA ADR 157,555 2,781
Empresas COPEC SA 196,034 1,532
Eni SpA 190,781 2,377
EOG Resources Inc 40,688 2,574
Equinor ASA 807,611 12,439
Exxon Mobil Corp 42,343 2,178
Fieldwood Energy Inc
(e)
2,556 26
Fieldwood Energy LLC
(e),(f),(i)
12,648 126
Gazprom PJSC ADR 363,146 2,223
Helmerich & Payne Inc 103,409 3,815
Hess Corp 153,481 8,623
Imperial Oil Ltd 115,200 2,522
LUKOIL PJSC ADR 30,253 2,610
Marathon Petroleum Corp 229,568 10,886
Neste Oyj 85,281 3,408
Novatek PJSC 14,572 2,126

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2020 (unaudited)
See accompanying notes.
54
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Occidental Petroleum Corp 74,795 $ 2,449
PBF Energy Inc 150,170 3,362
Petroleo Brasileiro SA ADR 195,846 2,370
Petroleo Brasileiro SA ADR 810,071 9,121
Phillips 66 25,148 1,883
Pioneer Natural Resources Co 118,582 14,559
Repsol SA 183,092 2,069
Rosneft Oil Co PJSC 425,491 2,606
Royal Dutch Shell PLC - A Shares 100,871 2,177
Suncor Energy Inc 92,400 2,546
Tatneft PJSC ADR 41,834 2,516
TOTAL SA 54,922 2,374
Transocean Ltd
(e)
54,446 182
Valero Energy Corp 136,159 9,021
Vantage Drilling International
(e)
4,456 98
Woodside Petroleum Ltd 123,586 2,301
$ 166,886
Oil & Gas Services - 0.39%
Halliburton Co 137,438 2,331
Saipem SpA
(e)
696,980 2,663
Schlumberger Ltd 331,825 8,989
Select Energy Services Inc
(e)
41,674 271
$ 14,254
Packaging & Containers - 0.85%
Amcor PLC 281,173 2,621
Ball Corp 91,369 6,438
DS Smith PLC 926,122 3,785
Graphic Packaging Holding Co 87,202 1,179
Greif Inc - Class A 36,855 1,302
Klabin SA 344,100 1,484
Lee & Man Paper Manufacturing Ltd 1,156,000 920
Packaging Corp of America 46,314 4,197
Sealed Air Corp 76,459 2,317
Sonoco Products Co 36,209 1,746
Westrock Co 159,634 5,307
$ 31,296
Pipelines - 3.64%
AltaGas Ltd 560,014 8,374
APA Group 1,850,899 13,045
Cheniere Energy Inc
(e)
337,856 17,329
Enbridge Inc 772,575 28,756
Energy Transfer LP 268,068 2,970
Enterprise Products Partners LP 189,084 4,413
Gibson Energy Inc 480,327 9,168
Kinder Morgan Inc/DE 368,020 7,055
Koninklijke Vopak NV 42,118 2,005
Magellan Midstream Partners LP 59,649 3,254
Pembina Pipeline Corp 115,282 4,153
TC Energy Corp 295,787 15,417
Williams Cos Inc/The 965,512 18,392
$ 134,331
Real Estate - 1.23%
Aroundtown SA 626,224 5,441
Entra ASA
(g)
325,789 5,160
Fabege AB 399,575 6,563
LEG Immobilien AG 20,700 2,486
Mitsubishi Estate Co Ltd 608,000 10,376
Mitsui Fudosan Co Ltd 183,870 4,220
New World Development Co Ltd 2,048,840 2,684
Pope Resources a Delaware LP 37,260 4,080
Tokyo Tatemono Co Ltd 184,500 2,508
Zhongliang Holdings Group Co Ltd 2,621,500 1,912
$ 45,430
REITs - 9.28%
Alexandria Real Estate Equities Inc 102,909 15,630
Allied Properties Real Estate Investment Trust 100,400 4,074
American Homes 4 Rent 125,658 3,253
Americold Realty Trust 241,539 7,408
Apartment Investment & Management Co 99,663 4,768
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
AvalonBay Communities Inc 62,266 $ 12,490
Boston Properties Inc 16,100 2,076
Brandywine Realty Trust 163,800 2,224
CatchMark Timber Trust Inc 266,033 2,445
CFE Capital S de RL de CV 5,686,252 7,237
Cousins Properties Inc 106,896 3,815
Crown Castle International Corp 109,749 15,726
CubeSmart 107,932 3,267
Daiwa Office Investment Corp 816 6,291
Dexus 730,092 5,816
EPR Properties 48,957 2,900
Equinix Inc 12,931 7,407
Essential Properties Realty Trust Inc 178,875 4,098
Essex Property Trust Inc 46,178 13,085
Frasers Logistics & Industrial Trust 2,977,251 2,658
Gecina SA 44,913 7,996
Goodman Group 1,367,107 13,423
Inmobiliaria Colonial Socimi SA 870,742 11,122
InterRent Real Estate Investment Trust 283,160 3,500
Invitation Homes Inc 504,718 14,480
Japan Hotel REIT Investment Corp 7,280 4,066
Japan Retail Fund Investment Corp 1,374 2,605
Kilroy Realty Corp 43,591 3,169
Link REIT 918,070 8,570
MCUBS MidCity Investment Corp 5,381 5,600
Merlin Properties Socimi SA 278,456 3,594
Minto Apartment Real Estate Investment Trust 392,242 7,569
Nippon Prologis REIT Inc
(e)
1,800 4,875
Park Hotels & Resorts Inc 134,500 2,456
Physicians Realty Trust 197,907 3,733
PotlatchDeltic Corp 206,978 7,604
Prologis Inc 198,893 16,763
Rayonier Inc 405,575 10,760
Regency Centers Corp 112,452 6,459
Rexford Industrial Realty Inc 329,813 15,425
Segro PLC 813,571 8,625
Simon Property Group Inc 57,601 7,090
STORE Capital Corp 245,120 8,055
Summit Industrial Income REIT 204,347 1,933
Sunstone Hotel Investors Inc 183,280 2,007
UNITE Group PLC/The 482,505 7,019
United Urban Investment Corp 2,769 4,432
Warehouses De Pauw CVA 91,800 2,460
Welltower Inc 131,212 9,817
Weyerhaeuser Co 409,057 10,628
$ 342,503
Retail - 0.00%
Gymboree Corp/The
(e),(f),(h),(i)
17,842 9
Gymboree Holding Corp
(e),(h),(i)
48,577 24
$ 33
Software - 0.15%
Avaya Holdings Corp
(e)
105,046 1,362
InterXion Holding NV
(e)
48,335 4,103
$ 5,465
Storage & Warehousing - 0.11%
Safestore Holdings PLC 404,643 4,070
Telecommunications - 0.05%
Eutelsat Communications SA 139,602 1,888
Transportation - 0.18%
East Japan Railway Co 88,100 6,729
Water - 3.45%
Aguas Andinas SA 35,348,340 12,144
American States Water Co 24,544 1,880
American Water Works Co Inc 113,758 14,067
Beijing Enterprises Water Group Ltd
(e)
4,004,000 1,886
California Water Service Group 32,080 1,538
Cia de Saneamento Basico do Estado de Sao
Paulo ADR
227,719 2,967

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2020 (unaudited)
See accompanying notes.
55
COMMON STOCKS (continued) Shares Held Value (000’s)
Water (continued)
Essential Utilities Inc 143,777 $ 6,184
Guangdong Investment Ltd 1,916,000 3,639
Middlesex Water Co 11,043 657
Pennon Group PLC 791,152 11,065
Severn Trent PLC 730,287 23,182
SJW Group 17,247 1,055
Suez 282,445 4,485
United Utilities Group PLC 2,807,855 34,069
Veolia Environnement SA 285,578 8,228
York Water Co/The 8,648 366
$ 127,412
TOTAL COMMON STOCKS $ 1,931,808
BONDS - 10.76%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 4.12%
Bank 2019-BNK19
0.96%, 08/15/2061
(j),(k)
$ 63,863 $ 4,984
BBCMS 2018-TALL Mortgage Trust
2.38%, 03/15/2037
(g)
15,000 14,978
1.00 x 1 Month USD LIBOR + 0.72%
BBCMS 2019-BWAY Mortgage Trust
2.61%, 11/25/2034
(g)
11,500 11,482
1.00 x 1 Month USD LIBOR + 0.96%
Benchmark 2019-B12 Mortgage Trust
1.07%, 08/15/2052
(j),(k)
94,871 7,156
2.26%, 08/15/2052 2,763 2,814
Benchmark 2019-B15 Mortgage Trust
0.83%, 12/15/2072
(j),(k)
16,124 1,062
2.00%, 12/15/2072 3,178 3,222
BF 2019-NYT Mortgage Trust
2.86%, 11/15/2035
(g)
6,950 6,965
1.00 x 1 Month USD LIBOR + 1.20%
BHP Trust 2019-BXHP
2.63%, 08/15/2036
(g)
10,000 9,981
1.00 x 1 Month USD LIBOR + 0.98%
BX Commercial Mortgage Trust 2018-IND
2.41%, 11/15/2035
(g)
6,585 6,583
1.00 x 1 Month USD LIBOR + 0.75%
BX Commercial Mortgage Trust 2019-XL
2.58%, 10/15/2036
(g)
4,777 4,798
1.00 x 1 Month USD LIBOR + 0.92%
BX Commercial Mortgage Trust 2020-BXLP
2.46%, 12/15/2036
(g)
9,000 9,004
1.00 x 1 Month USD LIBOR + 0.80%
BX Trust 2018-EXCL
2.75%, 09/15/2037
(g)
5,762 5,755
1.00 x 1 Month USD LIBOR + 1.09%
BX Trust 2019-CALM
2.53%, 11/15/2032
(g)
2,500 2,501
1.00 x 1 Month USD LIBOR + 0.88%
CAMB Commercial Mortgage Trust 2019-LIFE
2.73%, 12/15/2037
(g)
4,562 4,572
1.00 x 1 Month USD LIBOR + 1.07%
CGDB Commercial Mortgage Trust 2019-MOB
2.61%, 11/15/2036
(g)
6,500 6,496
1.00 x 1 Month USD LIBOR + 0.95%
Citigroup Commercial Mortgage Trust
2019-GC41
1.19%, 08/10/2056
(j),(k)
71,435 5,697
1.95%, 08/10/2056 3,699 3,746
Citigroup Commercial Mortgage Trust
2020-GC46
0.99%, 01/15/2053
(j),(k)
6,250 509
COMM 2018-HCLV Mortgage Trust
2.66%, 09/15/2033
(g)
10,120 10,098
1.00 x 1 Month USD LIBOR + 1.00%
CORE 2019-CORE Mortgage Trust
2.54%, 12/15/2031
(g)
6,100 6,098
1.00 x 1 Month USD LIBOR + 0.88%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
DBCG 2017-BBG Mortgage Trust
2.36%, 06/15/2034
(g)
$ 3,840 $ 3,833
1.00 x 1 Month USD LIBOR + 0.70%
Freddie Mac Multifamily Structured Pass
Through Certificates
0.97%, 05/25/2026
(j),(k)
73,709 3,986
1.31%, 07/25/2026
(j),(k)
12,098 869
GS Mortgage Securities Corp Trust 2019-SMP
2.81%, 08/15/2032
(g)
4,000 3,996
1.00 x 1 Month USD LIBOR + 1.15%
GS Mortgage Securities Corp Trust 2019-SOHO
2.56%, 06/15/2036
(g)
3,000 3,001
1.00 x 1 Month USD LIBOR + 0.90%
JP Morgan Chase Commercial Mortgage
Securities Trust 2019-BKWD
2.66%, 09/15/2029
(g)
5,000 5,002
1.00 x 1 Month USD LIBOR + 1.00%
UBS-Barclays Commercial Mortgage Trust
2012-C3
3.09%, 08/10/2049 2,994 3,092
$ 152,280
Federal & Federally Sponsored Credit - 2.06%
Federal Farm Credit Banks Funding Corp
1.61%, 06/28/2021
(l)
3,800 3,801
1 Month USD LIBOR + 0.01%
1.73%, 04/21/2021
(l)
11,000 11,013
1 Month USD LIBOR + 0.09%
1.73%, 12/23/2021
(l)
3,000 3,004
1 Month USD LIBOR + 0.10%
1.74%, 12/13/2021 2,100 2,102
1 Month USD LIBOR + 0.09%
1.75%, 11/18/2021
(l)
21,000 21,022
1 Month USD LIBOR + 0.18%
1.80%, 11/05/2021
(l)
35,000 35,061
1 Month USD LIBOR + 0.26%
$ 76,003
Finance - Mortgage Loan/Banker - 3.59%
Fannie Mae
1.64%, 01/29/2021
(l)
14,700 14,698
United States Secured Overnight Financing
Rate + 0.04%
1.68%, 10/30/2020
(l)
22,500 22,505
United States Secured Overnight Financing
Rate + 0.15%
Federal Home Loan Banks
1.63%, 12/20/2021
(l)
10,200 10,321
1.64%, 05/03/2021
(l)
20,500 20,499
1 Month USD LIBOR + (0.01)%
1.65%, 04/05/2021
(l)
22,500 22,502
1 Month USD LIBOR + (0.01)%
F reddie Mac
1.63%, 08/27/2021
(l)
42,000 41,987
United States Secured Overnight Financing
Rate + 0.09%
$ 132,512
Media - 0.08%
iHeartCommunications Inc
8.38%, 05/01/2027 2,601 2,825
Sovereign - 0.91%
Colombia Government International Bond
3.00%, 01/30/2030 975 984
Italy Buoni Poliennali Del Tesoro
1.30%, 05/15/2028
(g)
EUR 2,925 3,458
3.85%, 09/01/2049
(g)
1,510 2,305
Japanese Government CPI Linked Bond
0.10%, 03/10/2027 JPY 491,032 4,661
0.10%, 03/10/2028 628,020 5,965
0.10%, 03/10/2029 914,761 8,689

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2020 (unaudited)
See accompanying notes.
56
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Mexico Government International Bond
3.25%, 04/16/2030 $ 975 $ 1,002
New Zealand Government Inflation Linked Bond
2.50%, 09/20/2035 NZD 3,020 2,490
2.50%, 09/20/2040 907 783
Saudi Government International Bond
4.38%, 04/16/2029
(g)
$ 225 256
Spain Government Bond
0.50%, 04/30/2030
(g)
EUR 2,605 2,938
$ 33,531
TOTAL BONDS $ 397,151
COMMODITY INDEXED STRUCTURED
NOTES - 0.35%
Principal
Amount (000's) Value (000's)
Banks - 0.35%
Royal Bank of Canada; Dow Jones - UBS
Commodity Index Linked Note
1.58%, 05/18/2020
(g),(k)
$ 21,700 12,809
TOTAL COMMODITY INDEXED STRUCTURED NOTES $ 12,809
SENIOR FLOATING RATE INTERESTS
- 16.01%
Principal
Amount (000's) Value (000's)
Advertising - 0.32%
Advantage Sales & Marketing Inc
4.85%, 07/23/2021
(m)
$ 1,262 $ 1,218
3 Month USD LIBOR + 3.25%
4.85%, 07/23/2021
(m)
429 413
3 Month USD LIBOR + 3.25%
Affinion Group Inc
5.60%, 04/10/2024
(m)
743 611
1 Month USD LIBOR + 4.00%
Checkout Holding Corp
2.63%, 08/15/2023
(m)
245 90
3 Month USD LIBOR + 1.00%
9.13%, 02/15/2023
(m)
182 136
3 Month USD LIBOR + 7.50%
Clear Channel Outdoor Holdings Inc
5.10%, 08/07/2026
(m)
5,855 5,775
1 Month USD LIBOR + 3.50%
Outfront Media Capital LLC
3.40%, 11/18/2026
(m)
1,157 1,147
1 Month USD LIBOR + 1.75%
Red Ventures LLC
4.11%, 11/08/2024
(m)
631 619
1 Month USD LIBOR + 2.50%
Terrier Media Buyer Inc
6.15%, 12/17/2026
(m)
2,000 1,983
1 Month USD LIBOR + 4.25%
$ 11,992
Aerospace & Defense - 0.27%
Cobham
0.00%, 01/29/2027
(m),(n)
1,300 1,284
1 Month USD LIBOR + 3.50%
Sequa Mezzanine Holdings LLC
6.74%, 10/28/2021
(m)
3,453 3,440
3 Month USD LIBOR + 5.00%
10.77%, 04/28/2022
(m)
1,304 1,302
3 Month USD LIBOR + 9.00%
Transdigm, Inc
3.85%, 05/30/2025
(m)
983 958
1 Month USD LIBOR + 2.25%
3.85%, 12/24/2025
(m)
3,219 3,143
1 Month USD LIBOR + 2.25%
$ 10,127
Airlines - 0.16%
Allegiant Travel
4.71%, 02/05/2024
(m)
594 558
1 Month USD LIBOR + 3.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
American Airlines Inc
3.36%, 06/27/2025
(m)
$ 303 $ 288
3 Month USD LIBOR + 1.75%
3.60%, 04/28/2023
(m)
750 726
3 Month USD LIBOR + 2.00%
3.66%, 12/14/2023
(m)
1,630 1,577
3 Month USD LIBOR + 2.00%
Kestrel Bidco Inc
4.65%, 12/11/2026
(m)
2,750 2,644
3 Month USD LIBOR + 3.00%
$ 5,793
Apparel - 0.03%
Champ Acquisition Corp
7.44%, 12/17/2025
(m)
983 977
3 Month USD LIBOR + 5.50%
Automobile Parts & Equipment - 0.12%
Panther BF Aggregator 2 LP
5.14%, 04/30/2026
(m)
4,389 4,274
3 Month USD LIBOR + 3.50%
Basic Materials - 0.05%
Innophos Holdings
5.42%, 02/04/2027
(m)
1,920 1,901
1 Month USD LIBOR + 3.75%
Beverages - 0.04%
Jacobs Douwe Egberts International BV
3.69%, 10/23/2025
(m)
1,400 1,390
3 Month USD LIBOR + 2.00%
Biotechnology - 0.17%
Concordia International Corp
7.45%, 09/06/2024
(m)
6,573 6,146
1 Week USD LIBOR + 5.50%
Building Materials - 0.16%
Gardner Denver
0.00%, 02/05/2027
(m),(n)
2,367 2,328
1 Month USD LIBOR + 1.75%
Quikrete Holdings Inc
4.10%, 02/01/2027
(m)
3,812 3,734
3 Month USD LIBOR + 2.75%
$ 6,062
Chemicals - 0.06%
ASP Unifrax Holdings Inc
5.69%, 12/12/2025
(m)
1,586 1,443
3 Month USD LIBOR + 3.75%
INEOS US Finance LLC
3.60%, 03/31/2024
(m)
236 231
3 Month USD LIBOR + 2.00%
Minerals Technologies Inc
4.75%, 05/09/2021
(m)
415 413
Tronox Finance LLC
4.49%, 09/13/2024
(m)
33 32
3 Month USD LIBOR + 3.00%
$ 2,119
Coal - 0.02%
Peabody Energy Corp
4.35%, 03/31/2025
(m)
954 639
3 Month USD LIBOR + 2.75%
Commercial Services - 0.61%
Belron Finance
4.27%, 10/25/2026
(m)
1,000 995
1 Month USD LIBOR + 2.50%
Fly Funding
3.48%, 08/09/2025
(m)
1,457 1,435
3 Month USD LIBOR + 1.75%
Garda World Security
6.39%, 10/23/2026
(m)
606 603
1 Month USD LIBOR + 4.75%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2020 (unaudited)
See accompanying notes.
57
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
PAREXEL International Corp
4.35%, 08/09/2024
(m)
$ 2,380 $ 2,305
3 Month USD LIBOR + 2.75%
Refinitiv US Holdings Inc
4.88%, 10/01/2025
(m)
3,603 3,592
1 Month USD LIBOR + 3.25%
Sabert Corp
6.19%, 11/26/2026
(m)
1,000 995
1 Month USD LIBOR + 4.50%
Syniverse Holdings Inc
6.87%, 02/09/2023
(m)
2,808 2,566
3 Month USD LIBOR + 5.00%
10.87%, 02/09/2024
(m)
2,350 1,637
3 Month USD LIBOR + 9.00%
Team Health Holdings Inc
4.35%, 02/06/2024
(m)
1,383 1,043
3 Month USD LIBOR + 2.75%
Trans Union LLC
3.35%, 11/13/2026
(m)
2,291 2,269
1 Month USD LIBOR + 1.75%
Verscend Holding Corp
6.10%, 08/08/2025
(m)
2,214 2,203
3 Month USD LIBOR + 4.50%
Wand NewCo 3 Inc
4.65%, 02/05/2026
(m)
2,001 1,959
1 Month USD LIBOR + 3.00%
WEX Inc
3.85%, 05/14/2026
(m)
913 901
3 Month USD LIBOR + 2.25%
$ 22,503
Computers - 0.77%
Dell International LLC
3.61%, 09/12/2025
(m)
6,079 6,001
1 Month USD LIBOR + 2.00%
Diebold Nixdorf Inc
10.88%, 08/31/2022
(m)
2,611 2,724
3 Month USD LIBOR + 9.25%
Harland Clarke Holdings Corp
0.00%, 11/03/2023
(m),(n)
1,444 1,136
3 Month USD LIBOR + 4.75%
iQor US Inc
6.91%, 04/01/2021
(m)
918 768
3 Month USD LIBOR + 5.00%
McAfee LLC
5.35%, 09/30/2024
(m)
8,357 8,261
3 Month USD LIBOR + 3.75%
10.10%, 09/29/2025
(m)
656 655
3 Month USD LIBOR + 8.50%
NCR Corp
4.11%, 08/07/2026
(m)
998 992
1 Month USD LIBOR + 2.50%
NeuStar Inc
5.10%, 08/08/2024
(m)
799 726
3 Month USD LIBOR + 3.50%
Perforce Software Inc
5.35%, 07/01/2026
(m)
998 980
1 Month USD LIBOR + 3.75%
Presidio Holdings Inc
5.28%, 01/15/2027
(m)
1,100 1,084
1 Month USD LIBOR + 3.50%
Reynolds Consumer
3.50%, 01/29/2027
(m)
1,102 1,088
1 Month USD LIBOR + 1.75%
Tempo Acquisition LLC
4.40%, 05/01/2024
(m)
2,207 2,175
3 Month USD LIBOR + 3.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Western Digital Corp
3.35%, 04/29/2023
(m)
$ 1,760 $ 1,734
1 Month USD LIBOR + 1.75%
$ 28,324
Consumer Products - 0.06%
KIK Custom Products Inc
5.60%, 05/15/2023
(m)
2,125 2,090
3 Month USD LIBOR + 4.00%
Cosmetics & Personal Care - 0.15%
Coty Inc
3.17%, 04/05/2023
(m)
3,084 3,014
1 Month USD LIBOR + 1.75%
Revlon Consumer Products Corp
5.18%, 07/21/2023
(m)
3,689 2,472
1 Month USD LIBOR + 3.50%
$ 5,486
Distribution & Wholesale - 0.08%
Core & Main LP
4.51%, 08/01/2024
(m)
1,466 1,440
3 Month USD LIBOR + 3.00%
IAA Inc
3.88%, 05/22/2026
(m)
209 208
3 Month USD LIBOR + 2.25%
KAR Auction Services Inc
3.94%, 09/11/2026
(m)
279 277
1 Month USD LIBOR + 2.25%
Univar Solutions USA Inc/Washington
3.85%, 07/01/2024
(m)
1,138 1,119
3 Month USD LIBOR + 2.25%
$ 3,044
Diversified Financial Services - 0.22%
American Express
0.00%, 02/26/2027
(m),(n)
408 399
Avolon TLB Borrower
3.15%, 02/05/2027
(m)
2,459 2,410
1 Month USD LIBOR + 1.50%
Avolon TLB Borrower 1 US LLC
3.40%, 01/15/2025
(m)
1,942 1,919
3 Month USD LIBOR + 1.75%
Ditech Holding Corp
0.00%, 06/30/2022
(e),(m)
1,523 620
3 Month USD LIBOR + 6.00%
RPI Finance Trust
0.00%, 02/05/2027
(m),(n)
734 729
1 Month USD LIBOR + 1.75%
3.42%, 02/05/2027
(m)
2,056 2,053
1 Month USD LIBOR + 1.75%
$ 8,130
Electric - 0.19%
Calpine Corp
3.60%, 08/12/2026
(m)
1,945 1,910
3 Month USD LIBOR + 2.50%
4.20%, 01/15/2024
(m)
831 816
1 Month USD LIBOR + 2.25%
Exgen Renewables IV LLC
4.62%, 11/28/2024
(m)
988 982
3 Month USD LIBOR + 3.00%
Vistra Operations Co LLC
3.40%, 12/31/2025
(m)
3,230 3,189
1 Month USD LIBOR + 1.75%
$ 6,897
Electrical Components & Equipment - 0.01%
Energizer Holdings Inc
3.94%, 12/17/2025
(m)
235 234
3 Month USD LIBOR + 2.25%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2020 (unaudited)
See accompanying notes.
58
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Electronics - 0.03%
TTM Technologies Inc
4.16%, 09/13/2024
(m)
$ 1,307 $ 1,291
3 Month USD LIBOR + 2.50%
Engineering & Construction - 0.08%
Atlantic Aviation FBO Inc
5.36%, 11/28/2025
(m)
743 740
3 Month USD LIBOR + 3.75%
Brand Industrial Services Inc
6.09%, 06/21/2024
(m)
380 371
3 Month USD LIBOR + 4.25%
Standard Aero
5.21%, 04/06/2026
(m)
1,297 1,270
1 Month USD LIBOR + 3.50%
5.21%, 04/06/2026
(m)
698 683
1 Month USD LIBOR + 3.50%
$ 3,064
Entertainment - 1.20%
AMC Entertainment Holdings Inc
4.61%, 03/20/2026
(m)
4,392 4,241
3 Month USD LIBOR + 3.00%
CCM Merger Inc
3.85%, 08/08/2021
(m)
3,185 3,179
3 Month USD LIBOR + 2.25%
CEOC LLC
3.65%, 10/06/2024
(m)
1,633 1,624
3 Month USD LIBOR + 2.00%
Cineworld Ltd
0.00%, 02/05/2027
(m),(n)
4,570 4,243
Formula One Management Ltd
4.10%, 02/01/2024
(m)
8,452 8,156
3 Month USD LIBOR + 2.50%
Lions Gate Capital Holdings LLC
3.85%, 03/24/2025
(m)
477 462
3 Month USD LIBOR + 2.25%
Merlin Entertainment
0.00%, 10/16/2026
(m),(n)
1,414 1,358
Metro-Goldwyn-Mayer Inc
4.11%, 07/03/2025
(m)
3,077 3,046
3 Month USD LIBOR + 2.50%
6.11%, 07/03/2026
(m)
1,500 1,462
3 Month USD LIBOR + 4.50%
Nascar Holdings LLC
4.39%, 10/19/2026
(m)
1,651 1,641
3 Month USD LIBOR + 2.75%
PCI Gaming Authority
4.10%, 05/29/2026
(m)
1,757 1,741
3 Month USD LIBOR + 3.00%
Penn National Gaming Inc
3.85%, 08/14/2025
(m)
1,484 1,462
3 Month USD LIBOR + 2.25%
Scientific Games International Inc
4.37%, 08/14/2024
(m)
5,284 5,116
3 Month USD LIBOR + 2.75%
Stars Group Holdings BV
5.44%, 06/27/2025
(m)
4,777 4,760
3 Month USD LIBOR + 3.50%
William Morris Endeavor Entertainment LLC
4.40%, 05/16/2025
(m)
1,948 1,882
3 Month USD LIBOR + 2.75%
$ 44,373
Environmental Control - 0.25%
Advanced Disposal Services Inc
3.83%, 11/10/2023
(m)
3,198 3,189
3 Month USD LIBOR + 2.25%
GFL Environmental Inc
5.27%, 05/09/2025
(m)
6,091 5,967
3 Month USD LIBOR + 3.00%
$ 9,156
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Food - 0.34%
Atkins Nutritionals Holdings Inc
5.40%, 07/07/2024
(m)
$ 2,351 $ 2,345
1 Month USD LIBOR + 3.75%
Bellring Brands LLC
6.60%, 10/10/2024
(m)
1,000 1,005
1 Month USD LIBOR + 5.00%
CHG PPC Parent LLC
4.35%, 03/30/2025
(m)
243 237
3 Month USD LIBOR + 2.75%
Froneri International
3.85%, 01/29/2027
(m)
2,500 2,456
1 Month USD LIBOR + 2.25%
7.40%, 01/28/2028
(m)
500 499
1 Month USD LIBOR + 5.75%
US Foods Inc
3.40%, 06/27/2023
(m)
6,174 6,091
1 Month USD LIBOR + 1.75%
$ 12,633
Food Service - 0.02%
8th Avenue Food & Provisions Inc
5.40%, 09/19/2025
(m)
891 886
3 Month USD LIBOR + 3.75%
Hand & Machine Tools - 0.01%
Apex Tool Group LLC
7.10%, 08/01/2024
(m)
561 532
3 Month USD LIBOR + 5.50%
Healthcare - Products - 0.23%
Carestream Health Inc
7.65%, 02/28/2021
(m)
1,932 1,849
3 Month USD LIBOR + 5.75%
11.15%, 06/07/2021
(m)
570 504
3 Month USD LIBOR + 9.50%
CPI Holdco LLC
6.19%, 10/28/2026
(m)
1,705 1,709
1 Month USD LIBOR + 4.25%
Viant Medical Holdings Inc
5.69%, 07/02/2025
(m)
2,203 2,117
3 Month USD LIBOR + 3.75%
VVC Holding Corp
6.16%, 02/07/2026
(m)
950 938
3 Month USD LIBOR + 4.50%
Vyaire Medical Inc
6.66%, 04/11/2025
(m)
1,436 1,210
3 Month USD LIBOR + 4.75%
$ 8,327
Healthcare - Services - 1.27%
AHP Health Partners Inc
6.10%, 06/16/2025
(m)
1,430 1,434
3 Month USD LIBOR + 4.50%
Air Medical Group Holdings Inc
4.93%, 04/28/2022
(m)
3,522 3,320
3 Month USD LIBOR + 3.25%
Air Methods Corp
5.44%, 04/12/2024
(m)
1,411 1,161
3 Month USD LIBOR + 3.50%
Brightspring Health
4.92%, 03/05/2026
(m)
3,022 2,971
1 Month USD LIBOR + 3.25%
BW NHHC Holdco Inc
6.62%, 05/15/2025
(m)
749 633
3 Month USD LIBOR + 5.00%
Catalent Pharma Solutions Inc
3.85%, 05/08/2026
(m)
993 978
3 Month USD LIBOR + 2.25%
Davita, Inc
3.35%, 08/12/2026
(m)
1,995 1,970
1 Month USD LIBOR + 1.75%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2020 (unaudited)
See accompanying notes.
59
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Envision Healthcare Corp
5.35%, 10/10/2025
(m)
$ 3,390 $ 2,719
3 Month USD LIBOR + 3.75%
Eyecare Partners LLC
5.42%, 02/05/2027
(m)
892 876
1 Month USD LIBOR + 3.75%
Gentiva Health Services Inc
4.88%, 07/02/2025
(m)
5,378 5,324
1 Month USD LIBOR + 3.25%
HCA Inc
3.35%, 03/13/2025
(m)
1,677 1,672
1 Month USD LIBOR + 1.75%
3.35%, 03/17/2026
(m)
2,600 2,590
1 Month USD LIBOR + 1.75%
Heartland Dental LLC
4.94%, 04/18/2025
(m)
122 120
3 Month USD LIBOR + 3.75%
Jaguar Holding Co II
4.10%, 08/18/2022
(m)
6,598 6,538
3 Month USD LIBOR + 2.50%
LifePoint Health Inc
5.40%, 11/14/2025
(m)
8,236 8,154
1 Month USD LIBOR + 3.75%
MMM Holdings LLC
7.69%, 10/30/2026
(m)
1,250 1,216
1 Month USD LIBOR + 5.75%
New Millennium Holdco Inc
8.10%, 12/21/2020
(m)
650 291
3 Month USD LIBOR + 6.50%
Quorum Health Corp
8.53%, 04/29/2022
(m)
367 360
3 Month USD LIBOR + 6.75%
Select Medical Corp
4.67%, 03/06/2025
(m)
3,229 3,196
3 Month USD LIBOR + 2.50%
Syneos Health Inc
3.40%, 08/01/2024
(m)
1,256 1,244
3 Month USD LIBOR + 2.00%
$ 46,767
Holding Companies - Diversified - 0.05%
Travelport Finance Luxembourg Sarl
6.94%, 03/18/2026
(m)
2,240 1,699
3 Month USD LIBOR + 5.00%
Insurance - 0.23%
Acrisure LLC
5.21%, 02/12/2027
(m)
2,561 2,518
1 Month USD LIBOR + 3.50%
Alliant Holdings Intermediate LLC
4.60%, 05/09/2025
(m)
2,181 2,134
3 Month USD LIBOR + 3.00%
BroadStreet Partners Inc
4.87%, 01/22/2027
(m)
1,122 1,110
1 Month USD LIBOR + 3.25%
HUB International Ltd
4.54%, 04/25/2025
(m)
2,039 1,979
3 Month USD LIBOR + 3.00%
5.69%, 04/25/2025
(m)
575 573
1 Month USD LIBOR + 4.00%
$ 8,314
Internet - 0.14%
Ancestry.com Operations Inc
5.36%, 10/19/2023
(m)
1,830 1,684
1 Month USD LIBOR + 3.75%
ProQuest LLC
5.10%, 10/16/2026
(m)
1,200 1,194
1 Month USD LIBOR + 3.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Uber Technologies Inc
5.11%, 07/13/2023
(m)
$ 1,902 $ 1,881
3 Month USD LIBOR + 3.50%
5.64%, 04/04/2025
(m)
581 577
3 Month USD LIBOR + 4.00%
$ 5,336
Leisure Products & Services - 0.37%
Alterra Mountain Co
4.35%, 07/31/2024
(m)
4,042 3,961
1 Month USD LIBOR + 2.75%
Callaway Golf Co
6.15%, 12/17/2025
(m)
1,395 1,388
3 Month USD LIBOR + 4.50%
ClubCorp Holdings Inc
4.69%, 08/16/2024
(m)
1,135 1,052
3 Month USD LIBOR + 2.75%
Equinox Holdings Inc
4.60%, 03/08/2024
(m)
1,766 1,736
3 Month USD LIBOR + 3.00%
Fitness International LLC
3.90%, 01/08/2025
(m)
1,639 1,633
3 Month USD LIBOR + 2.50%
Life Time Inc
4.36%, 06/10/2022
(m)
3,029 2,980
3 Month USD LIBOR + 2.75%
Sabre GLBL Inc
3.60%, 02/22/2024
(m)
957 913
3 Month USD LIBOR + 2.00%
$ 13,663
Lodging - 0.42%
Boyd Gaming Corp
3.83%, 09/15/2023
(m)
4,225 4,164
3 Month USD LIBOR + 2.25%
Caesars Resort Collection LLC
4.35%, 12/22/2024
(m)
5,837 5,623
3 Month USD LIBOR + 2.75%
CityCenter Holdings LLC
3.85%, 04/18/2024
(m)
2,500 2,467
3 Month USD LIBOR + 2.25%
Hilton Worldwide Finance LLC
3.38%, 06/18/2026
(m)
1,829 1,807
3 Month USD LIBOR + 1.75%
Wyndham Hotels & Resorts Inc
3.35%, 05/30/2025
(m)
1,479 1,463
3 Month USD LIBOR + 1.75%
$ 15,524
Machinery - Construction & Mining - 0.09%
North American Lifting Holdings Inc
6.44%, 11/27/2020
(m)
2,501 2,197
3 Month USD LIBOR + 4.50%
Vertiv Group Corp
0.00%, 02/11/2027
(m),(n)
1,250 1,238
$ 3,435
Machinery - Diversified - 0.11%
Altra Industrial Motion Corp
3.60%, 09/26/2025
(m)
430 425
3 Month USD LIBOR + 2.00%
Columbus McKinnon Corp/NY
4.44%, 01/31/2024
(m)
997 997
3 Month USD LIBOR + 2.50%
NN Inc
6.85%, 10/19/2022
(m)
658 646
1 Month USD LIBOR + 5.25%
6.85%, 10/19/2022
(m)
1,015 996
1 Month USD LIBOR + 5.25%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2020 (unaudited)
See accompanying notes.
60
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified (continued)
RBS Global Inc
3.38%, 08/21/2024
(m)
$ 960 $ 956
1 Month USD LIBOR + 1.75%
$ 4,020
Media - 1.20%
Altice Financing SA
4.41%, 07/15/2025
(m)
2,324 2,241
3 Month USD LIBOR + 2.75%
Charter Communications Operating LLC
3.36%, 02/01/2027
(m)
5,908 5,819
1 Month USD LIBOR + 1.75%
CSC Holdings LLC
3.91%, 07/17/2025
(m)
497 491
3 Month USD LIBOR + 2.25%
4.16%, 04/27/2027
(m)
1,481 1,463
1 Month USD LIBOR + 2.50%
Cumulus Media New Holdings Inc
5.35%, 03/18/2026
(m)
1,331 1,301
1 Month USD LIBOR + 3.75%
Entercom Media Corp
4.10%, 11/18/2024
(m)
1,107 1,092
1 Month USD LIBOR + 2.50%
EW Scripps Co/The
4.10%, 05/01/2026
(m)
2,481 2,466
1 Month USD LIBOR + 2.50%
Gray Television Inc
3.91%, 02/02/2024
(m)
2,053 2,033
3 Month USD LIBOR + 2.25%
4.16%, 11/02/2025
(m)
637 632
3 Month USD LIBOR + 2.50%
Houghton Mifflin Harcourt Publishers Inc
7.89%, 11/19/2024
(m)
1,500 1,491
1 Month USD LIBOR + 6.25%
iHeartCommunications Inc
4.66%, 05/01/2026
(m)
6,885 6,747
1 Month USD LIBOR + 4.00%
LCPR Loan Financing LLC
6.66%, 10/22/2026
(m)
1,815 1,821
1 Month USD LIBOR + 5.00%
McGraw-Hill Global Education Holdings LLC
5.60%, 05/04/2022
(m)
2,755 2,586
3 Month USD LIBOR + 4.00%
Mediacom Illinois LLC
3.34%, 02/15/2024
(m)
477 472
3 Month USD LIBOR + 1.75%
Meredith Corp
4.10%, 01/31/2025
(m)
2,091 2,068
1 Month USD LIBOR + 2.50%
Mission Broadcasting Inc
3.91%, 01/17/2024
(m)
401 398
3 Month USD LIBOR + 2.25%
Nexstar Broadcasting Inc
3.85%, 01/17/2024
(m)
1,791 1,778
3 Month USD LIBOR + 2.25%
4.40%, 09/21/2026
(m)
1,895 1,876
1 Month USD LIBOR + 2.75%
Nielsen Finance LLC
3.67%, 10/04/2023
(m)
1,930 1,910
3 Month USD LIBOR + 2.00%
Sinclair Television Group Inc
3.86%, 01/03/2024
(m)
2,475 2,425
3 Month USD LIBOR + 2.25%
4.16%, 07/17/2026
(m)
998 978
1 Month USD LIBOR + 2.50%
Ziggo BV
4.16%, 04/17/2028
(m)
2,125 2,058
1 Month USD LIBOR + 2.50%
$ 44,146
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Mining - 0.00%
Covia Holdings Corp
5.87%, 04/09/2025
(m)
$ 153 $ 114
3 Month USD LIBOR + 3.75%
Miscellaneous Manufacturers - 0.06%
Gates Global LLC
4.35%, 03/31/2024
(m)
2,242 2,197
3 Month USD LIBOR + 2.75%
Office & Business Equipment - 0.03%
Pitney Bowes
7.16%, 01/17/2025
(m)
1,110 1,094
1 Month USD LIBOR + 5.50%
Oil & Gas - 0.36%
California Resources Corp
6.36%, 11/14/2022
(m)
4,375 3,715
1 Month USD LIBOR + 4.75%
11.99%, 12/31/2021
(m)
764 384
1 Month USD LIBOR + 10.37%
Delek US Holdings Inc
3.85%, 03/14/2025
(m)
1,489 1,459
3 Month USD LIBOR + 2.25%
Fieldwood Energy LLC
7.03%, 04/11/2022
(m)
6,028 4,672
3 Month USD LIBOR + 5.25%
9.03%, 04/11/2023
(m)
3,648 1,842
3 Month USD LIBOR + 7.25%
Gulf Finance LLC
7.02%, 08/17/2023
(m)
1,837 1,380
3 Month USD LIBOR + 5.25%
$ 13,452
Oil & Gas Services - 0.04%
PGS ASA
8.66%, 03/19/2023
(m)
1,675 1,614
3 Month USD LIBOR + 5.50%
Packaging & Containers - 0.32%
Berry Global Inc
3.67%, 01/19/2024
(m)
1,443 1,421
1 Month USD LIBOR + 2.00%
3.67%, 07/01/2026
(m)
2,559 2,513
1 Month USD LIBOR + 2.00%
Kloeckner Pentaplast of America Inc
6.01%, 06/29/2022
(m)
2,371 2,059
3 Month USD LIBOR + 4.25%
Reynolds Group Holdings Inc
4.35%, 02/05/2023
(m)
5,819 5,754
3 Month USD LIBOR + 2.75%
$ 11,747
Pharmaceuticals - 0.75%
Akorn Inc
11.69%, 04/16/2021
(m)
900 867
1 Month USD LIBOR + 9.25%
Amneal Pharmaceuticals LLC
5.12%, 03/21/2025
(m)
948 835
3 Month USD LIBOR + 3.50%
Bausch Health Americas Inc
4.41%, 11/14/2025
(m)
3,844 3,819
3 Month USD LIBOR + 2.75%
4.66%, 05/19/2025
(m)
6,011 5,969
3 Month USD LIBOR + 3.00%
Change Healthcare Holdings LLC
4.13%, 03/01/2024
(m)
7,241 7,088
1 Month USD LIBOR + 2.50%
Elanco Animal Health
0.00%, 02/04/2027
(m),(n)
1,800 1,779
Grifols Worldwide Operations USA Inc
3.58%, 11/08/2027
(m)
3,233 3,203
1 Month USD LIBOR + 2.00%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2020 (unaudited)
See accompanying notes.
61
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Mallinckrodt International Finance SA
0.00%, 03/24/2024
(i),(m),(n)
$ 1,351 $ 1,351
4.69%, 09/24/2024
(m)
1,862 1,654
3 Month USD LIBOR + 2.75%
4.70%, 02/24/2025
(m)
1,267 1,111
3 Month USD LIBOR + 3.00%
$ 27,676
Pipelines - 0.20%
BCP Renaissance Parent LLC
5.44%, 10/31/2024
(m)
1,433 1,254
3 Month USD LIBOR + 3.50%
Blackstone CQP Holdco LP
5.41%, 09/30/2024
(m)
2,490 2,433
3 Month USD LIBOR + 3.50%
Buckeye Partners LP
4.40%, 11/15/2026
(m)
2,350 2,319
1 Month USD LIBOR + 2.75%
Traverse Midstream Partners LLC
5.61%, 09/21/2024
(m)
1,466 1,216
3 Month USD LIBOR + 4.00%
$ 7,222
Real Estate - 0.13%
Brookfield Retail Holdings VII Sub 3 LLC
3.85%, 08/28/2023
(m)
4,016 4,001
3 Month USD LIBOR + 2.25%
Realogy Group LLC
3.90%, 02/08/2025
(m)
966 925
3 Month USD LIBOR + 2.25%
$ 4,926
REITs - 0.04%
Blackstone Mortgage Trust Inc
3.85%, 04/23/2026
(m)
1,493 1,478
1 Month USD LIBOR + 2.25%
Retail - 0.81%
1011778 BC ULC
3.35%, 11/14/2026
(m)
9,336 9,173
1 Month USD LIBOR + 1.75%
Academy Ltd
5.66%, 07/01/2022
(m)
2,198 1,742
3 Month USD LIBOR + 4.00%
Arby's Restaurant Group
4.38%, 02/05/2025
(m)
1,243 1,209
1 Month USD LIBOR + 2.75%
Belk Inc
8.80%, 07/31/2025
(m)
2,855 1,949
1 Month USD LIBOR + 6.75%
BJ's Wholesale Club Inc
3.90%, 02/03/2024
(m)
1,085 1,074
1 Month USD LIBOR + 2.75%
Carrols Restaurant Group Inc
4.87%, 04/03/2026
(m)
1,990 1,890
3 Month USD LIBOR + 3.25%
EG America LLC
5.96%, 02/07/2025
(m)
1,228 1,192
3 Month USD LIBOR + 4.00%
Petco Animal Supplies Inc
5.03%, 01/26/2023
(m)
571 452
3 Month USD LIBOR + 3.25%
PetSmart Inc
5.66%, 03/11/2022
(m)
6,986 6,895
1 Month USD LIBOR + 4.00%
Serta Simmons Bedding LLC
5.15%, 10/20/2023
(m)
2,124 1,235
3 Month USD LIBOR + 3.50%
9.63%, 11/08/2024
(m)
470 127
3 Month USD LIBOR + 8.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
SRS Distribution Inc
4.60%, 05/19/2025
(m)
$ 1,152 $ 1,117
3 Month USD LIBOR + 3.25%
Whatabrands LLC
4.42%, 08/02/2026
(m)
2,047 2,006
1 Month USD LIBOR + 2.75%
$ 30,061
Semiconductors - 0.08%
Bright Bidco BV
5.33%, 06/30/2024
(m)
2,081 977
3 Month USD LIBOR + 3.50%
Macom Technology
0.00%, 05/17/2024
(m),(n)
630 604
3 Month USD LIBOR + 2.25%
Microchip Technology Inc
3.61%, 05/29/2025
(m)
575 571
3 Month USD LIBOR + 2.00%
MKS Instruments Inc
3.35%, 02/26/2026
(m)
666 656
1 Month USD LIBOR + 1.75%
ON Semiconductor Corp
3.60%, 09/16/2026
(m)
262 258
1 Month USD LIBOR + 2.00%
$ 3,066
Software - 2.12%
Blackboard Inc
7.74%, 06/30/2024
(m)
2,993 2,843
1 Month USD LIBOR + 6.00%
Boxer Parent Co Inc
5.85%, 10/02/2025
(m)
2,381 2,283
3 Month USD LIBOR + 4.25%
Camelot Finance SA
4.90%, 10/28/2026
(m)
1,211 1,203
1 Month USD LIBOR + 3.25%
Cengage Learning Inc
5.85%, 06/07/2023
(m)
5,267 4,849
3 Month USD LIBOR + 4.25%
Ceridian HCM Holding Inc
4.10%, 04/04/2025
(m)
1,529 1,506
3 Month USD LIBOR + 3.00%
Compuware Corp
5.60%, 08/08/2025
(m)
992 992
1 Month USD LIBOR + 4.00%
DiscoverOrg LLC
5.60%, 02/02/2026
(m)
1,644 1,639
3 Month USD LIBOR + 4.50%
DTI Holdco Inc
6.53%, 10/02/2023
(m)
797 742
3 Month USD LIBOR + 4.75%
Dun & Bradstreet Corp/The
5.61%, 02/06/2026
(m)
1,000 1,002
3 Month USD LIBOR + 5.00%
Dynatrace LLC
4.38%, 08/08/2025
(m)
606 601
1 Month USD LIBOR + 2.75%
Epicor Software Corp
4.86%, 05/12/2022
(m)
4,497 4,458
3 Month USD LIBOR + 3.25%
Evergreen Skills Lux Sarl
6.53%, 04/23/2021
(m)
5,015 3,962
3 Month USD LIBOR + 4.75%
10.03%, 04/28/2022
(m)
804 157
3 Month USD LIBOR + 8.25%
Finastra USA Inc
5.28%, 06/13/2024
(m)
4,337 4,127
3 Month USD LIBOR + 3.50%
9.03%, 04/28/2025
(m)
200 190
3 Month USD LIBOR + 7.25%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2020 (unaudited)
See accompanying notes.
62
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Greeneden US Holdings II LLC
4.88%, 12/01/2023
(m)
$ 3,069 $ 3,028
3 Month USD LIBOR + 3.25%
Greenway Health LLC
5.69%, 02/16/2024
(m)
268 217
3 Month USD LIBOR + 4.25%
Infor US Inc
4.69%, 02/01/2022
(m)
5,139 5,099
3 Month USD LIBOR + 2.75%
Informatica LLC
0.00%, 02/14/2027
(m),(n)
4,027 3,937
Kronos Inc/MA
4.76%, 11/01/2023
(m)
1,505 1,492
3 Month USD LIBOR + 3.00%
MA FinanceCo LLC
3.85%, 11/19/2021
(m)
650 642
3 Month USD LIBOR + 2.25%
4.10%, 06/21/2024
(m)
695 658
3 Month USD LIBOR + 2.50%
Project Boost Purchaser LLC
5.10%, 05/22/2026
(m)
996 968
3 Month USD LIBOR + 3.50%
Rackspace Hosting Inc
4.76%, 11/03/2023
(m)
5,738 5,468
3 Month USD LIBOR + 3.00%
Riverbed Technology Inc
0.00%, 04/24/2022
(m),(n)
1,980 1,792
US LIBOR + 3.25%
RP Crown Parent LLC
4.35%, 10/12/2023
(m)
1,923 1,903
3 Month USD LIBOR + 2.75%
Seattle SpinCo Inc
4.10%, 06/21/2024
(m)
4,692 4,446
3 Month USD LIBOR + 2.50%
Sophia LP
5.19%, 09/30/2022
(m)
3,062 3,038
3 Month USD LIBOR + 3.25%
SS&C European Holdings Sarl
3.75%, 04/16/2025
(m)
930 916
3 Month USD LIBOR + 2.25%
SS&C Technologies Inc
3.35%, 04/16/2025
(m)
2,303 2,273
3 Month USD LIBOR + 2.25%
4.35%, 04/16/2025
(m)
2,143 2,113
3 Month USD LIBOR + 2.25%
TIBCO Sorftware, Inc
0.00%, 06/30/2026
(m),(n)
5,133 5,069
Ultimate Software Group Inc/The
5.35%, 05/03/2026
(m)
2,244 2,234
3 Month USD LIBOR + 3.75%
Zelis Payments Buyer Inc
6.35%, 09/25/2026
(m)
2,250 2,232
1 Month USD LIBOR + 4.75%
$ 78,079
Telecommunications - 1.35%
Altice France SA/France
5.66%, 08/14/2026
(m)
3,950 3,861
3 Month USD LIBOR + 4.00%
Avaya Inc
5.90%, 12/16/2024
(m)
4,342 4,118
3 Month USD LIBOR + 4.25%
Centurylink, Inc
3.60%, 01/31/2025
(m)
1,350 1,345
1 Month USD LIBOR + 2.00%
3.85%, 03/15/2027
(m)
7,608 7,374
1 Month USD LIBOR + 2.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
CommScope Inc
4.85%, 02/06/2026
(m)
$ 2,785 $ 2,736
3 Month USD LIBOR + 3.25%
Connect Finco SARL
6.14%, 09/23/2026
(m)
1,875 1,854
1 Month USD LIBOR + 4.50%
Consolidated Communications Inc
4.61%, 10/05/2023
(m)
338 319
3 Month USD LIBOR + 3.00%
Frontier Communications Corp
5.40%, 06/15/2024
(m)
3,766 3,773
3 Month USD LIBOR + 3.75%
Intelsat Jackson Holdings SA
5.68%, 11/27/2023
(m)
5,176 5,103
1 Month USD LIBOR + 3.75%
6.62%, 01/15/2024
(m)
2,425 2,437
Intrado Corp
5.10%, 10/10/2024
(m)
337 264
3 Month USD LIBOR + 3.50%
5.64%, 10/10/2024
(m)
1,053 834
3 Month USD LIBOR + 4.00%
Iridium Satellite LLC
5.35%, 10/16/2026
(m)
2,607 2,603
1 Month USD LIBOR + 3.75%
Maxar Technologies Ltd
4.36%, 10/05/2024
(m)
1,894 1,775
3 Month USD LIBOR + 2.75%
MLN US Holdco LLC
6.16%, 11/30/2025
(m)
748 704
3 Month USD LIBOR + 4.50%
Plantronics Inc
4.10%, 06/02/2025
(m)
1,544 1,412
3 Month USD LIBOR + 2.50%
Sprint Communications Inc
4.13%, 02/02/2024
(m)
4,315 4,272
1 Month USD LIBOR + 2.50%
4.62%, 02/02/2024
(m)
2,475 2,453
3 Month USD LIBOR + 3.00%
Windstream Services LLC
4.11%, 03/08/2021
(m)
1,000 999
3 Month USD LIBOR + 2.50%
Zayo Group Holdings
0.00%, 02/19/2027
(m),(n)
1,500 1,463
1 Month USD LIBOR + 3.00%
$ 49,699
Transportation - 0.19%
American Commercial
9.00%, 02/11/2027
(i),(m)
24 23
1 Month USD LIBOR + 7.00%
CEVA Logistics Finance BV
6.94%, 08/04/2025
(m)
737 545
3 Month USD LIBOR + 5.00%
Commercial Barge Line Co
0.00%, 11/12/2020
(e),(m)
519 176
3 Month USD LIBOR + 8.75%
Genesee & Wyoming Inc
3.96%, 11/06/2026
(m)
3,000 2,980
1 Month USD LIBOR + 2.00%
HGIM Corp
7.71%, 07/02/2023
(m)
1,282 937
3 Month USD LIBOR + 6.00%
Savage Enterprises
0.00%, 08/01/2025
(m),(n)
1,408 1,403
1 Month USD LIBOR + 3.00%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2020 (unaudited)
See accompanying notes.
63
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
XPO Logistics Inc
3.61%, 02/24/2025
(m)
$ 1,144 $ 1,129
3 Month USD LIBOR + 2.00%
$ 7,193
TOTAL SENIOR FLOATING RATE INTERESTS $ 590,912
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 17.93%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 3.03%
1.13%, 04/30/2020 $ 2,000 $ 1,999
1.65%, 04/30/2021
(l)
15,000 15,005
US Treasury 3 Month Bill Money Market
Yield + 0.28%
1.73%, 07/31/2021
(l),(o)
24,600 24,649
US Treasury 3 Month Bill Money Market
Yield + 0.22%
1.75%, 12/31/2020
(l)
7,000 7,035
1.81%, 10/31/2021
(l),(p)
48,000 48,180
US Treasury 3 Month Bill Money Market
Yield + 0.60%
2.50%, 06/30/2020
(l)
15,000 15,057
$ 111,925
U.S. Treasury Bill - 0.68%
1.57%, 03/17/2020
(l),(q)
25,000 24,985
U.S. Treasury Inflation-Indexed Obligations - 14.22%
0.13%, 01/15/2022 19,861 20,009
0.13%, 04/15/2022 25,082 25,272
0.13%, 07/15/2022 23,018 23,352
0.13%, 01/15/2023 18,998 19,247
0.13%, 07/15/2024 17,701 18,164
0.13%, 07/15/2026 23,802 24,612
0.13%, 01/15/2030 10,892 11,386
0.25%, 01/15/2025 23,573 24,322
0.25%, 07/15/2029 8,429 8,899
0.25%, 02/15/2050 2,134 2,210
0.38%, 07/15/2023 18,530 19,049
0.38%, 07/15/2025
(p)
24,613 25,717
0.38%, 01/15/2027 15,552 16,314
0.38%, 07/15/2027 18,862 19,912
0.50%, 01/15/2028 20,681 22,009
0.63%, 07/15/2021 5,116 5,191
0.63%, 04/15/2023 18,552 19,081
0.63%, 01/15/2024 18,096 18,793
0.63%, 01/15/2026 23,649 25,020
0.63%, 02/15/2043 9,327 10,473
0.75%, 07/15/2028 18,082 19,772
0.75%, 02/15/2042 8,417 9,673
0.75%, 02/15/2045 10,511 12,200
0.88%, 01/15/2029
(p)
20,447 22,600
0.88%, 02/15/2047 7,228 8,724
1.00%, 02/15/2046 7,229 8,897
1.00%, 02/15/2048 7,539 9,417
1.00%, 02/15/2049 7,863 9,902
1.38%, 02/15/2044 7,029 9,183
1.66%, 01/31/2022 5,000 4,999
US Treasury 3 Month Bill Money Market
Yield + 0.15%
1.75%, 01/15/2028 3,139 3,647
2.00%, 01/15/2026 7,827 8,920
2.13%, 02/15/2040 3,366 4,791
2.13%, 02/15/2041 5,000 7,195
2.38%, 01/15/2025 2,335 2,652
2.38%, 01/15/2027 7,341 8,722
2.50%, 01/15/2029 4,215 5,270
3.38%, 04/15/2032 3,252 4,681
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Inflation-Indexed Obligations (continued)
3.63%, 04/15/2028 $ 3,586 $ 4,729
$ 525,006
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 661,916
TOTAL PURCHASED OPTIONS - 0.01% $ 444
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.06% $ 2,314
TOTAL PURCHASED CAPPED OPTIONS - 0.00% 76
Total Investments $ 3,724,80 9
Other Assets and Liabilities -  (0.90)% (33,09 1 )
TOTAL NET ASSETS - 100.00% $ 3,691,718
(a) Security or a portion of the security was on loan at the end of the period.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $9,826 or
0.27% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(e) Non-income producing security
(f) Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $179,168 or 4.85% of net assets.
(h) The value of these investments was determined using significant unobservable inputs.
(i) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $1,586 or 0.04%
of net assets.
(j) Security is an Interest Only Strip.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.
(m) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(n) This Senior Floating Rate Note will settle after February 29, 2020, at which time the interest rate will be determined.
(o) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $24,649 or 0.67% of net assets.
(p) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $8,810 or 0.24% of net assets.
(q) Rate shown is the discount rate of the original purchase.

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2020 (unaudited)
See accompanying notes.
64
Portfolio Summary  (unaudited)
Sector Percent
Government 24.49%
Utilities 14.08%
Financial 11.48%
Energy 10.53%
Basic Materials 8.25%
Industrial 7.09%
Consumer, Non-cyclical 7.04%
Mortgage Securities 4.12%
Consumer, Cyclical 3.84%
Communications 3.29%
Money Market Funds 3.23%
Technology 3.12%
Investment Companies 0.22%
Purchased Interest Rate Swaptions 0.06%
Diversified 0.05%
Purchased Options 0.01%
Purchased Capped Options 0.00%
Other Assets and Liabilities
(0.90)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2019 Purchases Sales February 29, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 1.43% $ 115,751 $ 1,461,60 5 $ 1,461,899 $ 115,45 7
$ 115,751 $ 1,461,60 5 $ 1,461,899 $ 115,45 7
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.43% $ 1,063 $ — $ — $ —
$ 1,063 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Advanz Pharma Corp Ltd 08/08/2018 $ 311 $ 101 0.00%
Fieldwood Energy LLC 04/05/2018 273 126 0.00%
Gymboree Corp/The 08/18/2017 223 9 0.00%
Millennium Health LLC 12/21/2015 206 1 0.00%
Millennium Health LLC 03/15/2016 — 22 0.00%
Millennium Health LLC 03/15/2016 — 19 0.00%
Total $ 278 0.00%
Amounts in thousands.
Purchased Capped Options
Description Counterparty Range
Pay/
Receive
Floating
Rate
Notional
Amount Exercise Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 5Y-30Y CMS Index Cap Barclays Bank
PLC
Max (0, 5Y CMS-0.30%) Receive $ 38,200 0.30% 02/15/2022 $ 68 $ 71 $ 3
Call - 5Y-30Y CMS Index Floor Deutsche Bank
AG
Max (0, 5Y CMS-0.35%) Receive 8,300 0.35% 07/09/2020 7 2 (5)
Call - 5Y-30Y CMS Index Floor JPMorgan Chase Max (0, 5Y CMS-0.40%) Receive 8,190 0.40% 06/30/2020 6 3 (3)
Total $ 81 $ 76 $ (5)
Written Capped Options
Description Counterparty Range
Pay/
Receive
Floating
Rate
Notional
Amount Exercise Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 5Y-30Y CMS Index Floor Deutsche Bank
AG
Max (0, 5Y CMS-0.25%) Pay $ 16,610 0.25% 07/09/2020 $ (8) $ (1) $ 7
Put - 5Y-30Y CMS Index Floor JPMorgan Chase Max (0, 5Y CMS-0.30%) Pay 16,380 0.30% 06/30/2020 (8) (1) 7
Total $ (16) $ (2) $ 14
Amounts in thousands.

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2020 (unaudited)
See accompanying notes.
65
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - EUR versus GBP JPMorgan Chase 1 EUR 5,095 EUR 0.88 08/06/2020 $ 34 $ 68 $ 34
Call - GBP versus USD Citigroup Inc 1 GBP 3,790 GBP 1.35 05/04/2020 84 3 (81)
Call - 90 Day Eurodollar Future;
December 2021
N/A 186 $ 465 $ 99.75 12/14/2021 33 40 7
Call - 90 Day Eurodollar Future;
March 2020
N/A 122 305 $ 97.75 03/17/2020 21 272 251
Call - US 10 Year Note Future;
June 2020
N/A 19 19 $ 133.00 04/27/2020 18 45 27
Put - 90 Day Eurodollar Future;
June 2022
N/A 51 128 $ 98.25 06/15/2020 12 1 (11)
Put - US 10 Year Note Future; June
2020
N/A 15 15 $ 134.00 04/27/2020 16 15 (1)
Put - US 10 Year Note Future; June
2020
N/A 10 10 $ 128.50 03/30/2020 4 — (4)
Put - US 10 Year Note Future; June
2020
N/A 6 6 $ 128.00 03/30/2020 2 — (2)
Total $ 224 $ 444 $ 220
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - GBP versus USD Deutsche Bank AG 1 GBP 3,790 GBP 1.35 05/04/2020 $ (48) $ (3) $ 45
Call - 90 Day Eurodollar Future;
December 2021
N/A 93 $ 233 $ 99.38 12/14/2021 (41) (55) (14)
Call - 90 Day Eurodollar Future;
March 2020
N/A 27 68 $ 97.88 03/17/2020 (4) (52) (48)
Call - US 10 Year Note Future;
June 2020
N/A 19 19 $ 134.00 04/27/2020 (11) (33) (22)
Total $ (104) $ (143) $ (39)
Amounts in thousands except contracts/shares.
Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay $ 4,560 2.10% 05/14/2020 $ 29 $ 50 $ 21
Call - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 9,290 1.77% 11/06/2024 50 88 38
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 560 3.08% 01/30/2029 32 91 59
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,120 1.50% 02/26/2025 59 68 9
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,490 3.09% 12/07/2038 69 241 172
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 560 3.05% 01/11/2029 32 90 58
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,956 2.98% 03/08/2024 89 318 229
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,330 2.95% 03/13/2024 60 213 153
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,760 1.46% 08/17/2021 63 85 22
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 2,440 1.23% 08/28/2020 47 67 20
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,700 1.20% 03/01/2022 60 60 —
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 410 2.99% 04/28/2038 19 64 45
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 130 2.86% 02/23/2039 6 19 13
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 560 3.04% 01/12/2029 32 89 57
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 6,176 1.50% 06/02/2020 19 76 57

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2020 (unaudited)
See accompanying notes.
66
Interest Rate Swaptions (continued)
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 16,130 1.20% 09/24/2020 $ 51 $ 137 $ 86
Call - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 11,430 1.25% 08/11/2020 55 101 46
Call - 20 Year Interest Rate
Swap
JPMorgan Chase 6 Month JPY LIBOR Receive JPY 39,560 0.78% 04/19/2021 12 51 39
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive $ 4,560 2.10% 05/14/2020 2 — (2)
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 9,290 1.77% 11/06/2024 50 26 (24)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,120 1.72% 05/20/2020 19 2 (17)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,120 1.50% 02/26/2025 58 50 (8)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,490 3.09% 12/07/2038 69 40 (29)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 560 3.05% 01/11/2029 32 10 (22)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,280 2.35% 07/14/2020 12 1 (11)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 560 3.08% 01/30/2029 32 10 (22)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,760 1.46% 08/17/2021 62 32 (30)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,956 2.98% 03/08/2024 90 13 (77)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,330 2.95% 03/13/2024 60 9 (51)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,390 2.25% 08/09/2022 33 12 (21)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 6 Month JPY LIBOR Pay JPY 758,545 1.10% 06/30/2022 103 4 (99)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive $ 2,440 1.23% 08/28/2020 47 35 (12)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,700 1.20% 03/01/2022 60 60 —
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 130 2.86% 02/23/2039 6 4 (2)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 410 2.99% 04/28/2038 19 12 (7)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 2,010 2.25% 08/03/2022 55 17 (38)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,330 2.50% 06/21/2024 54 18 (36)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 560 3.04% 01/12/2029 32 10 (22)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,960 2.50% 06/14/2024 88 26 (62)
Put - 20 Year Interest Rate
Swap
JPMorgan Chase 6 Month JPY LIBOR Receive JPY 39,560 0.78% 04/19/2021 12 — (12)
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 2,210 2.85% 05/10/2022 129 14 (115)
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,390 3.80% 06/08/2021 55 1 (54)
Total $ 1,963 $ 2,314 $ 351
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive $ 9,290 1.58% 11/06/2020 $ (22) $ (68) $ (46)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,170 1.25% 08/20/2020 (38) (62) (24)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,590 3.05% 03/13/2029 (84) (254) (170)

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2020 (unaudited)
See accompanying notes.
67
Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 1,950 1.65% 01/11/2022 $ (45) $ (120) $ (75)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,420 1.74% 11/20/2020 (59) (160) (101)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,950 1.60% 01/07/2022 (45) (114) (69)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,040 1.64% 11/03/2020 (26) (60) (34)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,050 1.62% 11/03/2020 (26) (59) (33)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,610 2.20% 06/12/2020 (56) (279) (223)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,010 1.62% 09/15/2020 (25) (55) (30)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,464 2.79% 03/09/2021 (74) (393) (319)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,760 1.42% 08/18/2020 (46) (69) (23)
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 2,180 1.20% 08/18/2020 (41) (56) (15)
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,760 1.45% 01/31/2022 (41) (87) (46)
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 5,728 1.53% 12/14/2020 (27) (82) (55)
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 12,356 1.00% 06/02/2020 (17) (58) (41)
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 32,250 0.70% 09/24/2020 (35) (107) (72)
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,750 2.94% 04/20/2020 (12) (69) (57)
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 7,480 2.89% 04/15/2020 (54) (290) (236)
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 7,470 2.88% 04/15/2020 (54) (288) (234)
Call - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 22,860 0.75% 08/11/2020 (44) (76) (32)
Call - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 5,725 1.51% 12/15/2020 (28) (80) (52)
Call - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 410 1.91% 11/30/2026 (53) (93) (40)
Call - 30 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 2,350 1.39% 08/24/2020 (75) (164) (89)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive EUR 10,415 0.29% 08/21/2020 (50) (77) (27)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive 1,023 0.14% 09/13/2022 (15) (17) (2)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 3,300 1.25% 03/01/2022 (59) (80) (21)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Receive EUR 1,020 0.04% 09/14/2022 (16) (21) (5)
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 27,720 2.15% 05/28/2021 (78) (2) 76
Put - 1 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 20,360 2.35% 05/18/2021 (42) (1) 41
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 25,890 2.31% 04/07/2020 (55) — 55
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 25,890 2.33% 04/07/2020 (56) — 56
Put - 1 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 9,290 1.58% 11/06/2020 (22) (2) 20
Put - 1 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 34,330 2.40% 06/02/2021 (62) (1) 61
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,464 2.79% 03/09/2021 (73) (1) 72
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,950 2.15% 01/11/2022 (46) (13) 33

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2020 (unaudited)
See accompanying notes.
68
Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 1,950 2.10% 01/07/2022 $ (45) $ (14) $ 31
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,590 3.05% 03/13/2029 (84) (29) 55
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,300 1.85% 02/23/2022 (23) (16) 7
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,960 2.30% 06/16/2020 (28) (1) 27
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,760 1.42% 08/18/2020 (45) (14) 31
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,010 1.62% 09/15/2020 (25) (5) 20
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,610 2.20% 06/12/2020 (57) (1) 56
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,640 1.95% 07/14/2020 (18) (2) 16
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,170 1.65% 08/20/2020 (38) (9) 29
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,300 1.85% 02/23/2022 (23) (16) 7
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,040 1.64% 11/03/2020 (25) (6) 19
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,420 1.74% 11/20/2020 (58) (12) 46
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,000 1.76% 09/17/2020 (51) (7) 44
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,050 1.62% 11/03/2020 (26) (7) 19
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 560 2.35% 07/13/2020 (6) — 6
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,390 3.25% 08/09/2022 (8) (2) 6
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,090 2.00% 08/04/2020 (16) (1) 15
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,390 2.75% 08/09/2022 (17) (5) 12
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,010 2.30% 07/27/2020 (26) (1) 25
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,810 2.75% 05/10/2022 (140) (14) 126
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,930 3.87% 06/08/2021 (57) — 57
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 6 Month Euro
Interbank Offered Rate
Pay EUR 5,215 0.18% 07/17/2020 (71) (16) 55
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay $ 560 2.35% 07/13/2020 (5) — 5
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 2,010 3.25% 08/03/2022 (13) (3) 10
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 2,180 1.60% 08/18/2020 (40) (10) 30
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 2,010 2.75% 08/03/2022 (27) (7) 20
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,960 3.50% 06/14/2024 (33) (8) 25
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,730 2.25% 08/21/2024 (52) (33) 19
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,760 1.95% 01/31/2022 (41) (17) 24
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,330 3.00% 06/21/2024 (33) (10) 23
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,330 3.50% 06/21/2024 (19) (5) 14
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,960 3.00% 06/14/2024 (53) (14) 39
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 2,400 0.00% 06/28/2021 (5) (1) 4

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2020 (unaudited)
See accompanying notes.
69
Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 8,350 3.50% 08/25/2020 $ (28) $ — $ 28
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 4,950 0.11% 05/18/2021 (16) (1) 15
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 7,830 0.16% 04/13/2021 (27) (1) 26
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 7,830 0.10% 04/13/2021 (26) (1) 25
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 2,400 3.25% 12/30/2020 (9) — 9
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 5,880 0.15% 08/10/2021 (8) (6) 2
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 5,728 1.53% 12/14/2020 (28) (4) 24
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 8,490 0.25% 09/07/2021 (14) (14) —
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 3,330 0.15% 08/10/2021 (4) (3) 1
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 11,740 2.00% 11/30/2020 (16) (1) 15
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 2,500 0.05% 07/06/2021 (5) (1) 4
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 4,870 0.05% 06/11/2021 (13) (2) 11
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,570 0.00% 06/22/2021 (6) (1) 5
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,200 0.00% 06/21/2021 (5) (1) 4
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,130 0.00% 06/15/2021 (6) (1) 5
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,190 0.00% 06/15/2021 (6) (1) 5
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 10,110 0.10% 03/30/2021 (36) (2) 34
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,570 0.00% 07/02/2021 (5) (1) 4
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 2,630 0.00% 07/20/2021 (4) (1) 3
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive $ 1,750 2.94% 04/20/2020 (12) — 12
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 7,470 2.88% 04/15/2020 (54) — 54
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 3,580 3.50% 06/16/2020 (13) — 13
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 5,640 3.45% 06/09/2020 (24) — 24
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 4,030 2.90% 06/01/2020 (30) — 30
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 5,660 3.35% 06/01/2020 (21) — 21
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 4,100 3.15% 05/06/2020 (23) — 23
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 7,480 2.89% 04/15/2020 (54) — 54
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 6 Month Euro
Interbank Offered Rate
Pay EUR 7,790 0.15% 04/20/2021 (28) (1) 27
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 6 Month Euro
Interbank Offered Rate
Pay 3,140 0.08% 06/01/2021 (9) (1) 8
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay $ 5,725 1.51% 12/15/2020 (27) (4) 23
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 410 1.91% 11/30/2026 (53) (34) 19
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 3,140 0.00% 07/28/2020 (9) (2) 7
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 1,020 0.04% 09/14/2022 (16) (11) 5

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2020 (unaudited)
See accompanying notes.
70
Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 10,415 0.29% 08/21/2020 $ (50) $ (42) $ 8
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay 1,023 0.14% 09/13/2022 (15) (13) 2
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 3,300 1.25% 03/01/2022 (58) (42) 16
Total $ (3,567) $ (3,836) $ (269)
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
90 Day Eurodollar; June 2022 Long 16 $ 3,966 $ 29
90 Day Eurodollar; March 2020 Short 95 23,427 (182)
Brent Crude; May 2020
(a)
Long 173 8,593 (2,378)
Canada 10 Year Bond; June 2020 Long 155 16,481 134
Cocoa; May 2020
(a)
Long 365 9,753 (791)
Coffee 'C'; May 2020
(a)
Long 459 19,166 863
Copper; May 2020
(a)
Long 148 9,398 (209)
Corn; May 2020
(a)
Short 33 608 27
Cotton No.2; May 2020
(a)
Short 262 8,055 660
Euro Bond 10 Year Bond; March 2020 Short 63 12,342 (226)
Euro Schatz; March 2020 Long 536 66,459 177
Euro-Bobl 5 Year; March 2020 Short 79 11,831 (90)
Euro-BTP; March 2020 Short 53 8,528 (135)
Feeder Cattle; May 2020
(a)
Short 199 13,286 222
Gasoline RBOB; May 2020
(a)
Long 210 13,028 (2,315)
Gold 100 oz; April 2020
(a)
Long 122 19,114 (573)
Japan 10 Year Bond TSE; March 2020 Long 7 9,999 63
KC HRW Wheat; May 2020
(a)
Short 375 8,498 415
Lean Hogs; April 2020
(a)
Short 464 11,558 1,056
Live Cattle; April 2020
(a)
Long 292 12,565 (1,893)
Live Cattle; June 2020
(a)
Long 70 2,834 (280)
LME Lead; March 2020
(a)
Short — — (870)
LME Lead; May 2020
(a)
Long 59 2,728 26
LME Nickel; June 2020
(a)
Short 24 1,768 (525)
LME Nickel; March 2020
(a)
Short — — (122)
LME PRI Alum; June 2020
(a)
Long 304 12,918 (1)
LME PRI Alum; March 2020
(a)
Short — — (157)
LME Zinc; June 2020
(a)
Short 59 2,981 (2,352)
LME Zinc; March 2020
(a)
Short — — (2,023)
Low Sulphur Gasoline; May 2020
(a)
Long 133 5,849 (883)
Natural Gas; May 2020
(a)
Short 254 4,399 93
NY Harb ULSD; May 2020
(a)
Long 286 17,688 (2,234)
Palladium; June 2020
(a)
Long 27 6,726 491
Palladium; September 2020
(a)
Short 34 8,423 264
Platinum; April 2020
(a)
Long 359 15,521 (1,584)
Silver; May 2020
(a)
Long 101 8,311 (873)
Soybean Meal; May 2020
(a)
Short 488 14,913 (464)
Soybean Oil; May 2020
(a)
Short 328 5,644 265
Soybean; May 2020
(a)
Long 482 21,515 (51)
Sugar #11; May 2020
(a)
Long 616 9,755 (327)
US 10 Year Note; June 2020 Short 147 19,808 (268)
US 10 Year Ultra Note; June 2020 Short 202 30,344 (571)
US 2 Year Note; June 2020 Long 290 63,315 316
US 5 Year Note; June 2020 Long 206 25,286 242
US Long Bond; June 2020 Short 18 3,065 (113)
US Ultra Bond; June 2020 Long 7 1,452 65
Wheat; May 2020
(a)
Long 3 79 (5)
WTI Crude; May 2020
(a)
Short 53 2,382 362
Total $ (16,725)
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2020 (unaudited)
See accompanying notes.
71
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
ANZ Stockbroking 03/04/2020 $ 30 NZD 48 $ — $ —
Bank of America NA 03/04/2020 $ 10,098 EUR 9,145 2 —
Bank of America NA 03/04/2020 EUR 2,637 $ 2,901 10 —
Bank of America NA 03/18/2020 AUD 1,725 $ 1,162 — (38)
Bank of America NA 03/18/2020 GBP 470 $ 611 — (8)
Bank of America NA 03/18/2020 CAD 3,320 $ 2,540 — (66)
Bank of America NA 03/18/2020 $ 557 CAD 742 4 —
Bank of America NA 03/18/2020 $ 5,985 CAD 8,052 — (15)
Bank of America NA 03/18/2020 EUR 980 $ 1,096 — (13)
Bank of America NA 03/18/2020 $ 551 EUR 510 — (13)
Bank of America NA 03/18/2020 $ 482 EUR 430 7 —
Bank of America NA 03/18/2020 $ 1,169 JPY 127,103 — (11)
Bank of America NA 03/18/2020 JPY 311,291 $ 2,826 63 —
Bank of America NA 04/03/2020 $ 2,906 EUR 2,637 — (10)
Barclays Bank PLC 03/18/2020 $ 540 EUR 490 — (1)
BMO Capital Markets 03/18/2020 $ 562 AUD 830 21 —
BMO Capital Markets 03/18/2020 CAD 1,490 $ 1,121 — (11)
BNP Paribas 03/04/2020 $ 602 CAD 796 9 —
BNP Paribas 03/18/2020 CAD 1,119 $ 840 — (7)
BNP Paribas 03/18/2020 EUR 555 $ 607 6 —
BNP Paribas 04/03/2020 EUR 324 $ 356 2 —
CIBC World Markets 03/04/2020 $ 1,313 JPY 143,862 — (21)
Citigroup Inc 03/18/2020 CAD 371 $ 280 — (3)
Citigroup Inc 03/18/2020 $ 600 CAD 798 6 —
Citigroup Inc 03/18/2020 EUR 510 $ 558 6 —
Citigroup Inc 03/18/2020 $ 1,118 JPY 122,655 — (20)
Deutsche Bank AG 04/03/2020 $ 167 GBP 131 — (1)
Deutsche Bank AG 04/03/2020 $ 273 CAD 367 — —
Goldman Sachs & Co 03/18/2020 AUD 2,018 $ 1,382 — (67)
Goldman Sachs & Co 03/18/2020 $ 1,382 CAD 1,815 30 —
Goldman Sachs & Co 03/18/2020 CAD 3,048 $ 2,300 — (29)
HSBC Securities Inc 03/04/2020 EUR 5,427 $ 5,958 33 —
HSBC Securities Inc 03/04/2020 $ 17,772 JPY 1,933,612 — (156)
HSBC Securities Inc 03/04/2020 $ 3,186 NZD 4,897 125 —
HSBC Securities Inc 03/18/2020 AUD 860 $ 601 — (41)
HSBC Securities Inc 03/18/2020 $ 590 AUD 860 30 —
HSBC Securities Inc 03/18/2020 CAD 1,108 $ 840 — (14)
HSBC Securities Inc 03/18/2020 EUR 490 $ 545 — (4)
HSBC Securities Inc 03/18/2020 $ 602 JPY 65,061 — (2)
HSBC Securities Inc 03/18/2020 JPY 64,368 $ 590 7 —
HSBC Securities Inc 04/03/2020 $ 5,969 EUR 5,427 — (33)
Morgan Stanley & Co 03/04/2020 $ 188 EUR 169 1 —
Morgan Stanley & Co 03/04/2020 NZD 4,946 $ 3,131 — (39)
Morgan Stanley & Co 03/18/2020 AUD 830 $ 581 — (40)
Morgan Stanley & Co 03/18/2020 $ 573 AUD 830 32 —
Morgan Stanley & Co 03/18/2020 CAD 7,816 $ 5,938 — (114)
Morgan Stanley & Co 03/18/2020 $ 581 CAD 754 19 —
Morgan Stanley & Co 03/18/2020 $ 612 EUR 550 4 —
Morgan Stanley & Co 03/18/2020 JPY 67,217 $ 612 12 —
Morgan Stanley & Co 03/18/2020 $ 555 JPY 60,422 — (6)
Morgan Stanley & Co 04/03/2020 $ 3,132 NZD 4,946 41 —
Standard Chartered Bank, Hong Kong 03/04/2020 JPY 2,074,872 $ 18,838 400 —
Standard Chartered Bank, Hong Kong 04/03/2020 $ 18,869 JPY 2,074,872 — (406)
Westpac Banking Corporation 03/18/2020 $ 1,365 AUD 2,040 36 —
Westpac Banking Corporation 03/18/2020 CAD 2,931 $ 2,205 — (21)
Total $ 906 $ (1,210)
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Pay 1.80% Quarterly Semiannual N/A 01/07/2030 $ 660 $ 44 $ — $ 44
3 Month USD LIBOR Pay 1.70% Quarterly Semiannual N/A 01/27/2030 300 17 — 17
3 Month USD LIBOR Pay 1.68% Quarterly Semiannual N/A 01/27/2030 300 17 — 17
3 Month USD LIBOR Pay 1.69% Quarterly Semiannual N/A 01/28/2030 600 34 — 34

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2020 (unaudited)
See accompanying notes.
72
Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Pay 1.66% Quarterly Semiannual N/A 01/28/2030 $ 300 $ 16 $ — $ 16
3 Month USD LIBOR Pay 1.66% Quarterly Semiannual N/A 01/28/2030 300 16 — 16
3 Month USD LIBOR Pay 1.58% Quarterly Semiannual N/A 01/29/2030 600 28 — 28
3 Month USD LIBOR Pay 1.75% Quarterly Semiannual N/A 01/23/2030 485 30 — 30
3 Month USD LIBOR Pay 1.57% Quarterly Semiannual N/A 01/29/2030 300 14 — 14
3 Month USD LIBOR Pay 1.57% Quarterly Semiannual N/A 04/29/2030 660 30 — 30
3 Month USD LIBOR Pay 1.24% Quarterly Semiannual N/A 03/02/2030 600 8 — 8
3 Month USD LIBOR Pay 1.06% Quarterly Semiannual N/A 03/02/2023 1,460 6 — 6
3 Month USD LIBOR Receive 2.46% Semiannual Quarterly N/A 02/28/2022 12,970 (379) — (379)
3 Month USD LIBOR Pay 1.58% Quarterly Semiannual N/A 01/30/2030 650 30 — 30
3 Month USD LIBOR Pay 1.61% Quarterly Semiannual N/A 01/30/2030 300 15 — 15
3 Month USD LIBOR Pay 1.58% Quarterly Semiannual N/A 01/29/2030 300 14 — 14
3 Month USD LIBOR Pay 1.61% Quarterly Semiannual N/A 01/30/2030 600 29 — 29
3 Month USD LIBOR Pay 1.77% Quarterly Semiannual N/A 01/23/2030 300 19 — 19
3 Month USD LIBOR Pay 1.97% Quarterly Semiannual N/A 01/10/2050 160 28 — 28
3 Month USD LIBOR Pay 3.17% Quarterly Semiannual N/A 10/31/2024 805 82 — 82
3 Month USD LIBOR Receive 2.00% Semiannual Quarterly N/A 11/07/2034 570 (35) — (35)
3 Month USD LIBOR Receive 2.11% Semiannual Quarterly N/A 11/12/2034 660 (48) — (48)
3 Month USD LIBOR Receive 2.11% Semiannual Quarterly N/A 11/15/2044 800 (43) — (43)
3 Month USD LIBOR Pay 1.31% Quarterly Semiannual N/A 02/26/2030 390 8 — 8
3 Month USD LIBOR Pay 1.24% Quarterly Semiannual N/A 03/02/2030 350 5 — 5
3 Month USD LIBOR Pay 1.78% Quarterly Semiannual N/A 01/22/2030 300 20 — 20
3 Month USD LIBOR Receive 1.46% Semiannual Quarterly N/A 12/01/2022 1,840 (22) — (22)
3 Month USD LIBOR Pay 3.09% Quarterly Semiannual N/A 11/29/2024 6,660 663 — 663
3 Month USD LIBOR Pay 0.98% Quarterly Semiannual N/A 03/02/2023 1,460 4 — 4
3 Month USD LIBOR Pay 0.99% Quarterly Semiannual N/A 03/02/2023 1,460 4 — 4
3 Month USD LIBOR Pay 0.88% Quarterly Semiannual N/A 03/02/2023 2,920 2 — 2
3 Month USD LIBOR Pay 1.73% Quarterly Semiannual N/A 01/08/2030 660 40 — 40
3 Month USD LIBOR Receive 1.76% Semiannual Quarterly N/A 07/09/2030 615 (39) — (39)
3 Month USD LIBOR Pay 1.93% Quarterly Semiannual N/A 12/01/2056 50 7 — 7
3 Month USD LIBOR Receive 1.61% Semiannual Quarterly N/A 11/01/2023 1,270 (18) — (18)
3 Month USD LIBOR Pay 1.52% Quarterly Semiannual N/A 02/03/2030 300 12 — 12
3 Month USD LIBOR Pay 2.52% Quarterly Semiannual N/A 02/28/2025 4,510 343 1 344
3 Month USD LIBOR Pay 1.52% Quarterly Semiannual N/A 02/20/2030 150 6 — 6
3 Month USD LIBOR Pay 1.48% Quarterly Semiannual N/A 02/24/2030 300 11 — 11
3 Month USD LIBOR Pay 1.64% Quarterly Semiannual N/A 11/15/2045 900 71 — 71
3 Month USD LIBOR Pay 1.47% Quarterly Semiannual N/A 02/24/2030 150 5 — 5
3 Month USD LIBOR Pay 1.58% Quarterly Semiannual N/A 02/15/2036 2,610 137 — 137
3 Month USD LIBOR Receive 1.33% Semiannual Quarterly N/A 08/31/2024 8,050 (138) (1) (139)
3 Month USD LIBOR Pay 1.51% Quarterly Semiannual N/A 02/20/2030 300 12 — 12
3 Month USD LIBOR Pay 1.47% Quarterly Semiannual N/A 02/24/2030 150 5 — 5
3 Month USD LIBOR Receive 1.45% Semiannual Quarterly N/A 11/15/2029 3,800 (130) 1 (129)
3 Month USD LIBOR Pay 1.38% Quarterly Semiannual N/A 02/15/2027 3,990 101 — 101
3 Month USD LIBOR Pay 1.43% Quarterly Semiannual N/A 02/25/2030 600 19 — 19
3 Month USD LIBOR Pay 1.39% Quarterly Semiannual N/A 02/25/2030 300 8 — 8
3 Month USD LIBOR Pay 1.40% Quarterly Semiannual N/A 02/25/2030 300 9 — 9
3 Month USD LIBOR Pay 1.32% Quarterly Semiannual N/A 02/26/2030 600 13 — 13
3 Month USD LIBOR Pay 1.30% Quarterly Semiannual N/A 02/26/2030 300 6 — 6
3 Month USD LIBOR Pay 1.52% Quarterly Semiannual N/A 02/03/2030 300 12 — 12
3 Month USD LIBOR Pay 1.30% Quarterly Semiannual N/A 02/26/2030 300 6 — 6
3 Month USD LIBOR Pay 1.51% Quarterly Semiannual N/A 02/12/2030 300 12 — 12
3 Month USD LIBOR Pay 1.32% Quarterly Semiannual N/A 02/28/2030 220 5 — 5
3 Month USD LIBOR Pay 1.26% Quarterly Semiannual N/A 02/27/2030 300 5 — 5
3 Month USD LIBOR Pay 1.10% Quarterly Semiannual N/A 03/01/2023 5,810 28 — 28
3 Month USD LIBOR Pay 1.51% Quarterly Semiannual N/A 02/03/2030 300 12 — 12
3 Month USD LIBOR Pay 1.50% Quarterly Semiannual N/A 02/05/2030 190 7 — 7
3 Month USD LIBOR Pay 1.81% Quarterly Semiannual N/A 05/07/2050 470 63 — 63
3 Month USD LIBOR Receive 1.32% Semiannual Quarterly N/A 08/27/2030 1,640 (34) — (34)
3 Month USD LIBOR Receive 1.63% Semiannual Quarterly N/A 02/10/2030 600 (31) — (31)
3 Month USD LIBOR Receive 1.31% Semiannual Quarterly N/A 02/27/2030 1,200 (25) — (25)
3 Month USD LIBOR Pay 1.58% Quarterly Semiannual N/A 02/11/2030 300 14 — 14
3 Month USD LIBOR Pay 1.56% Quarterly Semiannual N/A 02/11/2030 150 7 — 7
3 Month USD LIBOR Pay 1.58% Quarterly Semiannual N/A 02/11/2030 150 7 — 7
3 Month USD LIBOR Pay 1.54% Quarterly Semiannual N/A 02/12/2030 310 13 — 13
3 Month USD LIBOR Pay 1.54% Quarterly Semiannual N/A 02/12/2030 300 13 — 13
3 Month USD LIBOR Pay 1.83% Quarterly Semiannual N/A 02/10/2050 240 33 — 33
3 Month USD LIBOR Receive 1.58% Semiannual Quarterly N/A 11/01/2023 1,270 (17) — (17)

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2020 (unaudited)
See accompanying notes.
73
Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Receive 2.40% Semiannual Quarterly N/A 02/26/2022 $ 42,310 $ (1,187) $ 1 $ (1,186)
3 Month USD LIBOR Pay 0.90% Quarterly Semiannual N/A 03/02/2023 1,460 2 — 2
3 Month USD LIBOR Receive 1.71% Semiannual Quarterly N/A 08/16/2049 240 (6) — (6)
3 Month USD LIBOR Pay 1.53% Quarterly Semiannual N/A 08/04/2021 3,850 24 — 24
3 Month USD LIBOR Receive 1.74% Semiannual Quarterly N/A 07/14/2022 9,380 (161) — (161)
3 Month USD LIBOR Pay 3.21% Quarterly Semiannual N/A 10/29/2024 4,985 515 — 515
3 Month USD LIBOR Receive 1.77% Semiannual Quarterly N/A 07/12/2023 19,920 (171) — (171)
3 Month USD LIBOR Receive 2.38% Semiannual Quarterly N/A 07/05/2049 300 (23) — (23)
3 Month USD LIBOR Receive 2.33% Semiannual Quarterly N/A 06/24/2034 150 (14) — (14)
3 Month USD LIBOR Pay 2.10% Quarterly Semiannual N/A 06/22/2031 210 19 — 19
3 Month USD LIBOR Pay 1.74% Quarterly Semiannual N/A 06/16/2022 3,870 66 — 66
3 Month USD LIBOR Receive 2.37% Semiannual Quarterly N/A 06/15/2050 780 (217) — (217)
3 Month USD LIBOR Receive 1.77% Semiannual Quarterly N/A 06/15/2021 24,700 (207) — (207)
3 Month USD LIBOR Pay 2.01% Quarterly Semiannual N/A 07/02/2021 6,090 78 — 78
3 Month USD LIBOR Pay 2.08% Quarterly Semiannual N/A 07/02/2021 5,150 71 — 71
3 Month USD LIBOR Receive 1.67% Semiannual Quarterly N/A 08/17/2049 180 (4) — (4)
3 Month USD LIBOR Receive 1.87% Semiannual Quarterly N/A 06/03/2022 12,690 (130) — (130)
3 Month USD LIBOR Pay 2.25% Quarterly Semiannual N/A 04/27/2022 12,110 322 — 322
3 Month USD LIBOR Receive 2.31% Semiannual Quarterly N/A 04/03/2025 1,680 (113) — (113)
3 Month USD LIBOR Receive 2.36% Semiannual Quarterly N/A 03/29/2030 2,300 (279) — (279)
3 Month USD LIBOR Pay 2.60% Quarterly Semiannual N/A 03/26/2029 1,360 182 — 182
3 Month USD LIBOR Pay 2.43% Quarterly Semiannual N/A 03/23/2022 385 11 — 11
3 Month USD LIBOR Pay 0.88% Quarterly Semiannual N/A 03/02/2023 1,460 1 — 1
3 Month USD LIBOR Receive 2.43% Semiannual Quarterly N/A 03/15/2023 5,700 (178) — (178)
3 Month USD LIBOR Receive 2.90% Semiannual Quarterly N/A 02/15/2049 30 (12) — (12)
3 Month USD LIBOR Pay 2.53% Semiannual Semiannual N/A 02/07/2022 55,240 1,661 (27) 1,634
3 Month USD LIBOR Receive 2.57% Semiannual Quarterly N/A 02/07/2025 5,220 (412) 5 (407)
3 Month USD LIBOR Receive 2.53% Semiannual Quarterly N/A 02/07/2023 390 (13) — (13)
3 Month USD LIBOR Pay 0.88% Quarterly Semiannual N/A 03/02/2023 2,905 2 — 2
3 Month USD LIBOR Pay 0.87% Quarterly Semiannual N/A 03/02/2023 1,720 1 — 1
3 Month USD LIBOR Pay 2.45% Quarterly Semiannual N/A 05/18/2031 460 57 — 57
3 Month USD LIBOR Pay 1.53% Quarterly Semiannual N/A 11/22/2020 4,970 11 — 11
3 Month USD LIBOR Pay 1.71% Quarterly Semiannual N/A 07/13/2022 19,600 168 — 168
3 Month USD LIBOR Receive 1.98% Semiannual Quarterly N/A 10/23/2034 240 (15) — (15)
3 Month USD LIBOR Receive 1.93% Semiannual Quarterly N/A 10/22/2034 540 (30) — (30)
3 Month USD LIBOR Receive 1.65% Semiannual Quarterly N/A 08/22/2034 535 (16) — (16)
3 Month USD LIBOR Receive 1.91% Semiannual Quarterly N/A 10/21/2034 480 (26) — (26)
3 Month USD LIBOR Pay 1.12% Quarterly Semiannual N/A 03/03/2030 300 1 — 1
3 Month USD LIBOR Pay 0.92% Quarterly Semiannual N/A 03/02/2023 470 1 — 1
3 Month USD LIBOR Receive 1.98% Semiannual Quarterly N/A 10/23/2034 240 (14) — (14)
3 Month USD LIBOR Receive 2.10% Semiannual Quarterly N/A 10/23/2039 310 (17) — (17)
3 Month USD LIBOR Receive 1.55% Semiannual Quarterly N/A 10/26/2023 1,450 (19) — (19)
3 Month USD LIBOR Receive 1.56% Semiannual Quarterly N/A 03/27/2021 11,890 (61) — (61)
3 Month USD LIBOR Pay 1.13% Quarterly Semiannual N/A 03/03/2030 300 1 — 1
3 Month USD LIBOR Receive 1.56% Semiannual Quarterly N/A 03/30/2021 3,640 (19) — (19)
3 Month USD LIBOR Pay 1.17% Quarterly Semiannual N/A 09/08/2021 2,650 8 — 8
6 Month Euro Interbank Offered Rate Receive (0.18)% Annual Semiannual N/A 03/18/2025 EUR 120 (1) — (1)
6 Month Euro Interbank Offered Rate Receive (0.17)% Annual Semiannual N/A 12/13/2023 2,370 (12) — (12)
6 Month Euro Interbank Offered Rate Receive (0.45)% Annual Semiannual N/A 12/16/2021 2,045 1 — 1
6 Month Euro Interbank Offered Rate Pay (0.44)% Semiannual Annual N/A 10/06/2023 540 (1) 1 —
6 Month Euro Interbank Offered Rate Receive (0.17)% Annual Semiannual N/A 11/11/2024 460 (5) — (5)
6 Month Euro Interbank Offered Rate Receive (0.06)% Annual Semiannual N/A 01/03/2024 1,335 (10) — (10)
6 Month Euro Interbank Offered Rate Receive (0.05)% Annual Semiannual N/A 01/03/2024 1,335 (10) — (10)
6 Month Euro Interbank Offered Rate Pay (0.45)% Semiannual Annual N/A 09/28/2023 430 (1) 1 —
6 Month Euro Interbank Offered Rate Pay (0.43)% Semiannual Annual N/A 09/14/2023 530 — — —
6 Month Euro Interbank Offered Rate Pay (0.50)% Semiannual Annual N/A 09/14/2023 1,800 (4) — (4)
6 Month Euro Interbank Offered Rate Pay (0.30)% Semiannual Annual N/A 01/16/2022 4,940 13 — 13
6 Month Euro Interbank Offered Rate Receive (0.29)% Annual Semiannual N/A 07/26/2023 7,870 (21) — (21)
6 Month Euro Interbank Offered Rate Receive (0.30)% Annual Semiannual N/A 07/25/2023 5,450 (13) — (13)
6 Month Euro Interbank Offered Rate Pay (0.58)% Semiannual Annual N/A 08/17/2023 700 (3) — (3)
6 Month Euro Interbank Offered Rate Pay (0.33)% Semiannual Annual N/A 02/12/2023 1,390 3 — 3
6 Month Euro Interbank Offered Rate Pay (0.41)% Semiannual Annual N/A 03/02/2023 2,340 1 — 1
6 Month Euro Interbank Offered Rate Receive 0.19% Annual Semiannual N/A 01/16/2030 1,020 (43) 1 (42)
6 Month Euro Interbank Offered Rate Pay (0.45)% Semiannual Annual N/A 08/11/2023 830 (1) — (1)
6 Month JPY LIBOR Receive 0.30% Semiannual Semiannual N/A 06/17/2039 JPY 11,470 (5) — (5)
6 Month JPY LIBOR Receive 0.34% Semiannual Semiannual N/A 02/08/2034 8,650 (4) — (4)
6 Month JPY LIBOR Receive 0.20% Semiannual Semiannual N/A 08/28/2044 1,270 — — —

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2020 (unaudited)
See accompanying notes.
74
Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
6 Month JPY LIBOR Receive 0.72% Semiannual Semiannual N/A 03/21/2044 JPY 8,220 $ (9) $ — $ (9)
6 Month JPY LIBOR Receive 0.17% Semiannual Semiannual N/A 08/08/2039 8,330 (2) — (2)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.90% Annual Annual N/A 02/12/2024 $ 3,930 (75) — (75)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.25% Annual Annual N/A 10/30/2028 2,195 (145) — (145)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.86% Annual Annual N/A 11/25/2029 2,720 50 — 50
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.79% Annual Annual N/A 08/22/2049 760 3 — 3
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.95% Annual Annual N/A 11/25/2049 870 (48) — (48)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.85% Annual Annual N/A 05/10/2021 17,627 (73) (10) (83)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.71% Annual Annual N/A 08/12/2024 5,460 (62) — (62)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.85% Annual Annual N/A 08/01/2024 5,860 (114) — (114)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.92% Annual Annual N/A 05/08/2021 13,823 (82) 1 (81)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.82% Annual Annual N/A 02/03/2030 5,375 (93) 1 (92)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.96% Annual Annual N/A 12/12/2049 1,540 (93) — (93)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.84% Annual Annual N/A 01/31/2030 5,410 (103) — (103)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.94% Annual Annual N/A 02/10/2050 1,715 96 — 96
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 1.85% Annual Annual N/A 02/10/2030 5,405 (111) 1 (110)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 1.75% Annual Annual N/A 08/22/2029 2,390 21 — 21
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Pay 1.13% Annual Annual N/A 01/15/2030 EUR 4,525 100 1 101
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.13% Annual Annual N/A 02/15/2030 605 (13) — (13)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.29% Annual Annual N/A 03/15/2029 4,285 (196) — (196)
Harmonised Indices of Consumer Prices
Excluding Food and Energy
Receive 1.15% Annual Annual N/A 02/15/2030 2,695 (64) — (64)
New Zealand Bank Bill 3 Month FRA Receive 1.55% Semiannual Quarterly N/A 11/12/2029 NZD 1,250 (28) 1 (27)
New Zealand Bank Bill 3 Month FRA Receive 2.55% Semiannual Quarterly N/A 03/20/2029 3,335 (270) 13 (257)
New Zealand Bank Bill 3 Month FRA Receive 2.59% Semiannual Quarterly N/A 03/20/2029 651 (54) 2 (52)
New Zealand Bank Bill 3 Month FRA Receive 2.58% Semiannual Quarterly N/A 03/20/2029 1,219 (101) 5 (96)
New Zealand Bank Bill 3 Month FRA Receive 2.80% Semiannual Quarterly N/A 03/20/2029 2,353 (226) 12 (214)
United Kingdom Retail Prices Index Pay 3.40% Annual Annual N/A 08/15/2028 GBP 5,285 179 (13) 166
United Kingdom Retail Prices Index Pay 3.24% Annual Annual N/A 01/15/2045 1,300 59 — 59
United Kingdom Retail Prices Index Receive 3.16% Annual Annual N/A 10/15/2049 2,725 (220) (26) (246)
United Kingdom Retail Prices Index Pay 3.27% Annual Annual N/A 10/15/2044 2,725 210 2 212
United Kingdom Retail Prices Index Pay 3.49% Annual Annual N/A 03/15/2029 3,035 114 (4) 110
United Kingdom Retail Prices Index Pay 3.61% Annual Annual N/A 01/15/2029 1,145 78 (3) 75
United Kingdom Retail Prices Index Receive 3.46% Annual Annual N/A 12/15/2029 1,660 (35) — (35)
United Kingdom Retail Prices Index Receive 3.13% Annual Annual N/A 01/15/2050 1,300 (71) — (71)
United Kingdom Retail Prices Index Pay 3.36% Annual Annual N/A 10/15/2039 3,555 251 (12) 239
United Kingdom Retail Prices Index Receive 3.42% Annual Annual N/A 10/15/2034 3,555 (203) 15 (188)
United Kingdom Retail Prices Index Receive 3.39% Annual Annual N/A 01/15/2035 1,700 (55) — (55)
United Kingdom Retail Prices Index Pay 3.31% Annual Annual N/A 01/15/2040 1,700 55 — 55
United Kingdom Retail Prices Index Receive 3.36% Annual Annual N/A 01/15/2035 1,700 (40) — (40)
United Kingdom Retail Prices Index Pay 3.22% Annual Annual N/A 01/15/2045 1,300 44 — 44
United Kingdom Retail Prices Index Receive 3.11% Annual Annual N/A 01/15/2050 1,300 (49) — (49)
United Kingdom Retail Prices Index Pay 3.45% Annual Annual N/A 02/15/2030 530 7 — 7
United Kingdom Retail Prices Index Pay 3.51% Annual Annual N/A 10/15/2028 3,095 176 (8) 168
United Kingdom Retail Prices Index Pay 3.34% Annual Annual N/A 01/15/2040 1,700 78 (1) 77
US Federal Funds Effective Rate
(continuous series)
Receive 0.66% Annual Annual N/A 03/15/2022 $ 11,700 (10) 4 (6)

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 29, 2020 (unaudited)
See accompanying notes.
75
Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
US Federal Funds Effective Rate
(continuous series)
Receive 1.28% Annual Annual N/A 12/15/2021 $ 4,775 $ (48) $ — $ (48)
US Federal Funds Effective Rate
(continuous series)
Receive 1.41% Annual Annual N/A 12/15/2021 4,660 (57) — (57)
US Federal Funds Effective Rate
(continuous series)
Receive 1.31% Annual Annual N/A 12/15/2021 8,957 (93) — (93)
US Federal Funds Effective Rate
(continuous series)
Receive 1.13% Annual Annual N/A 08/31/2024 1,960 (35) (1) (36)
US Federal Funds Effective Rate
(continuous series)
Receive 1.28% Annual Annual N/A 12/15/2021 4,775 (47) — (47)
US Federal Funds Effective Rate
(continuous series)
Pay 0.71% Annual Annual N/A 03/15/2022 8,760 12 — 12
US Federal Funds Effective Rate
(continuous series)
Receive 0.66% Annual Annual N/A 03/15/2022 11,700 (12) 6 (6)
Total $ (396) $ (31) $ (427)
Amounts in thousands.
(a)     Forward swap.
Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
Bank of America NA Bloomberg
Commodity Index
Total Return
(a)
442,842 Receive UST 13 Week Bill
High Discount Rate
+ 0.11%
Monthly 03/25/2020 $ 71,927 $ — $ — $ (4,939)
Bank of America NA BofA Merrill
Lynch Commodity
MLBXCS3T Total
Return Strategy
(a)
186,106 Receive 1.14% Annual 03/09/2020 16,720 — — —
M3 Capital Partners Bloomberg
Commodity Index
Total Return
(a)
538,621 Receive UST 13 Week Bill
High Discount Rate
+ 0.09%
Monthly 03/25/2020 87,483 — — (6,008)
M3 Capital Partners Macquarie Commodity
Product 251E
(a)
124,077 Receive 0.33% Annual 03/09/2020 10,620 — — —
Societe Generale Bloomberg
Commodity Index
Total Return
(a)
146,250 Receive UST 13 Week Bill
High Discount Rate
+ 0.11%
Monthly 03/25/2020 23,754 — — (1,631)
Societe Generale Societe Generale
Commodities Custom
Alpha
(a)
175,393 Receive 0.35% Annual 03/09/2020 14,419 — — —
Total $ — $ — $ (12,57 8 )
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.

Schedule of Investments
Edge MidCap Fund
February 29, 2020 (unaudited)
See accompanying notes.
76
INVESTMENT COMPANIES - 2.86% Shares Held Value (000's)
Money Market Funds - 2.86%
Principal Government Money Market Fund
1.43%
(a),(b)
18,968,426 $ 18,968
TOTAL INVESTMENT COMPANIES $ 18,968
COMMON STOCKS - 97.80% Shares Held Value (000's)
Advertising - 1.99%
Interpublic Group of Cos Inc/The 617,313 13,186
Airlines - 1.45%
Alaska Air Group Inc 190,579 9,617
Automobile Parts & Equipment - 1.00%
Autoliv Inc 99,669 6,651
Banks - 3.03%
Bank OZK 244,687 6,213
Cullen/Frost Bankers Inc 176,859 13,864
$ 20,077
Chemicals - 4.51%
FMC Corp 175,442 16,333
HB Fuller Co 345,165 13,541
$ 29,874
Commercial Services - 2.94%
Aaron's Inc 298,260 11,731
Morningstar Inc 52,959 7,780
$ 19,511
Consumer Products - 2.02%
Avery Dennison Corp 116,929 13,387
Electric - 6.96%
Alliant Energy Corp 391,844 20,423
Eversource Energy 259,779 22,460
WEC Energy Group Inc 35,206 3,251
$ 46,134
Electrical Components & Equipment - 5.03%
Energizer Holdings Inc 383,628 16,492
Littelfuse Inc 105,404 16,831
$ 33,323
Electronics - 2.63%
Arrow Electronics Inc
( c)
259,866 17,427
Environmental Control - 2.22%
Waste Connections Inc 152,175 14,683
Hand & Machine Tools - 4.74%
Lincoln Electric Holdings Inc 233,428 19,115
Snap-on Inc 85,057 12,312
$ 31,427
Healthcare - Products - 6.69%
Teleflex Inc 66,745 22,361
Varian Medical Systems Inc
( c)
178,629 21,966
$ 44,327
Healthcare - Services - 3.31%
Universal Health Services Inc 177,131 21,918
Insurance - 5.97%
Fidelity National Financial Inc 505,032 19,575
Markel Corp
( c)
16,951 20,029
$ 39,604
Internet - 1.44%
Rightmove PLC 1,187,978 9,526
Leisure Products & Services - 1.56%
YETI Holdings Inc
( c)
342,835 10,371
Machinery - Diversified - 1.66%
Nordson Corp 75,744 11,006
Oil & Gas - 3.10%
Cimarex Energy Co 229,808 7,595
Helmerich & Payne Inc 185,458 6,842
HollyFrontier Corp 181,116 6,100
$ 20,537
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 8.70%
Alexandria Real Estate Equities Inc 130,433 $ 19,810
CyrusOne Inc 353,251 21,400
STORE Capital Corp 499,673 16,419
$ 57,629
Retail - 4.23%
Chipotle Mexican Grill Inc
( c)
23,169 17,923
Tiffany & Co 75,247 10,052
$ 27,975
Savings & Loans - 2.79%
Washington Federal Inc 616,725 18,496
Semiconductors - 4.65%
Microchip Technology Inc 227,620 20,647
Teradyne Inc 173,149 10,174
$ 30,821
Software - 8.64%
Black Knight Inc
( c)
442,999 29,553
Fair Isaac Corp
( c)
73,610 27,680
$ 57,233
Toys, Games & Hobbies - 2.21%
Hasbro Inc 189,826 14,664
Transportation - 4.33%
Expeditors International of Washington Inc 292,002 20,562
Kirby Corp
( c)
129,092 8,230
$ 28,792
TOTAL COMMON STOCKS $ 648,196
Total Investments $ 667,164
Other Assets and Liabilities -  (0.66)% (4,362)
TOTAL NET ASSETS - 100.00% $ 662,802
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary  ( unaudited)
Sector Percent
Industrial 20.61%
Financial 20.49%
Consumer, Non-cyclical 14.96%
Technology 13.29%
Consumer, Cyclical 10.45%
Utilities 6.96%
Basic Materials 4.51%
Communications 3.43%
Energy 3.10%
Money Market Funds 2.86%
Other Assets and Liabilities
(0.66)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Edge MidCap Fund
February 29, 2020 (unaudited)
See accompanying notes.
77
Affiliated Securities August 31, 2019 Purchases Sales February 29, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 1.43% $ 19,943 $ 98,616 $ 99,591 $ 18,968
$ 19,943 $ 98,616 $ 99,591 $ 18,968
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.43% $ 133 $ — $ — $ —
$ 133 $ — $ — $ —
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
78
INVESTMENT COMPANIES - 13.51% Shares Held Value (000's)
Exchange-Traded Funds - 0.00%
iShares Russell 2000 Value ETF 288 $ 3 1
Money Market Funds - 13.51%
First American Government Obligations Fund
1.46%
(a)
2,236,587 2,237
Morgan Stanley Institutional Liquidity Funds -
Government Portfolio 1.48%
(a),(b),(c)
11,741,116 11,741
Principal Government Money Market Fund
1.43%
(a),(d)
107,586,431 107,586
$ 121,564
TOTAL INVESTMENT COMPANIES $ 121,59 5
COMMON STOCKS - 38.16% Shares Held Value (000's)
Advertising - 0.05%
Clear Channel Outdoor Holdings Inc
(e)
43,695 90
Interpublic Group of Cos Inc/The
(b)
13,426 287
Omnicom Group Inc
(b)
1,468 102
$ 479
Aerospace & Defense - 0.79%
Arconic Inc
(b)
18,244 536
Boeing Co/The 6,290 1,730
General Dynamics Corp 2,081 332
HEICO Corp - Class A
(b)
1,428 126
L3Harris Technologies Inc 834 165
Lockheed Martin Corp
(b)
4,213 1,558
Moog Inc 999 77
Northrop Grumman Corp
(b)
1,492 491
Raytheon Co
(b)
3,252 613
Thales SA 2,549 257
TransDigm Group Inc
(b)
1,168 652
Triumph Group Inc 3,599 68
Ultra Electronics Holdings PLC 5,883 149
United Technologies Corp
(b)
2,738 358
$ 7,112
Agriculture - 0.36%
Altria Group Inc 498 20
Archer-Daniels-Midland Co
(b)
4,594 173
Philip Morris International Inc
(b)
31,453 2,575
Swedish Match AB 7,788 457
$ 3,225
Airlines - 0.15%
Alaska Air Group Inc
(b)
7,243 365
Delta Air Lines Inc
(b)
10,645 492
Southwest Airlines Co
(b)
6,003 277
United Airlines Holdings Inc
(b),(e)
2,964 182
$ 1,316
Apparel - 0.31%
Burberry Group PLC 1,504 32
Capri Holdings Ltd
(b),(e)
12,809 331
Carter's Inc 1,554 142
Hanesbrands Inc
(b)
8,632 114
Kontoor Brands Inc 2,722 92
LVMH Moet Hennessy Louis Vuitton SE 1,748 730
NIKE Inc
(b)
2,732 244
PVH Corp
(b)
4,154 308
Ralph Lauren Corp
(b)
2,648 279
Tapestry Inc
(b)
13,038 306
Under Armour Inc - Class A
(e)
9,277 132
Under Armour Inc - Class C
(e)
5,290 66
$ 2,776
Automobile Manufacturers - 0.34%
Cummins Inc
(b)
3,108 470
Ferrari NV 4,968 783
Fiat Chrysler Automobiles NV 24,133 304
Ford Motor Co 4,643 32
General Motors Co 2,702 82
Navistar International Corp
(e)
5,621 204
PACCAR Inc 6,516 436
REV Group Inc 6,846 54
Subaru Corp 10,000 242
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Manufacturers (continued)
Tesla Inc
(e)
288 $ 193
Volvo AB - B Shares 17,457 274
$ 3,074
Automobile Parts & Equipment - 0.09%
BorgWarner Inc
(b)
12,386 391
Cooper Tire & Rubber Co 2,702 69
Koito Manufacturing Co Ltd 3,100 121
Nokian Renkaat OYJ 3,903 102
Rheinmetall AG 1,632 152
$ 835
Banks - 1.33%
Allegiance Bancshares Inc 2,066 69
Ameris Bancorp 2,192 75
Aozora Bank Ltd 1,300 32
Atlantic Union Bankshares Corp 2,053 61
Banca Generali SpA 5,481 170
BancorpSouth Bank 3,275 80
Bank of America Corp
(b)
10,234 292
Bank OZK 3,088 78
Cadence BanCorp 5,317 75
Citigroup Inc
(b)
1,004 64
Citizens Financial Group Inc 5,951 188
Comerica Inc 174 9
DBS Group Holdings Ltd 2,500 44
DNB ASA 3,344 56
East West Bancorp Inc
(b)
11,118 431
FinecoBank Banca Fineco SpA 41,658 437
First Citizens BancShares Inc/NC 321 146
First Hawaiian Inc 2,975 71
First Interstate BancSystem Inc 2,104 72
First Midwest Bancorp Inc/IL 4,546 83
First Republic Bank/CA 6,882 692
FNB Corp/PA 5,871 59
Fukuoka Financial Group Inc 5,900 88
Goldman Sachs Group Inc/The 1,369 275
Great Western Bancorp Inc 2,796 75
Heritage Commerce Corp 7,684 79
Hilltop Holdings Inc 3,604 75
JPMorgan Chase & Co
(b)
9,690 1,125
KBC Group NV 3,829 255
M&T Bank Corp 5,069 712
Macquarie Group Ltd 1,952 174
Morgan Stanley
(b)
7,393 333
Opus Bank 3,363 80
Oversea-Chinese Banking Corp Ltd 8,000 62
PNC Financial Services Group Inc/The
(b)
3,577 452
Popular Inc 281 14
Raiffeisen Bank International AG 11,473 237
Regions Financial Corp
(b)
5,784 78
Resona Holdings Inc 600 2
Seven Bank Ltd 10,900 29
Shinsei Bank Ltd 17,800 233
Skandinaviska Enskilda Banken AB 1,495 14
Standard Chartered PLC 56,902 412
State Street Corp 634 43
Sumitomo Mitsui Financial Group Inc 17,700 562
Sumitomo Mitsui Trust Holdings Inc 17,300 587
SVB Financial Group
(e)
2,047 426
Truist Financial Corp
(b)
7,752 358
UBS Group AG
(e)
26,824 295
Umpqua Holdings Corp 4,444 68
United Community Banks Inc/GA 3,237 80
Univest Financial Corp 2,868 67
US Bancorp
(b)
23,564 1,094
Veritex Holdings Inc 3,300 79
Wells Fargo & Co 6,192 253
$ 12,000

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
79
COMMON STOCKS (continued) Shares Held Value (000’s)
Beverages - 0.41%
Asahi Group Holdings Ltd 2,600 $ 100
Boston Beer Co Inc/The
(e)
202 75
Carlsberg A/S 3,266 432
Coca-Cola Co/The
(b)
9,124 488
Coca-Cola HBC AG
(e)
7,156 228
Constellation Brands Inc
(b)
1,510 260
Heineken NV 1,691 169
Molson Coors Beverage Co
(b)
766 38
Monster Beverage Corp
(b),(e)
23,320 1,455
PepsiCo Inc
(b)
3,414 451
$ 3,696
Biotechnology - 0.49%
Abcam PLC 11,092 165
Alexion Pharmaceuticals Inc
(e)
2,344 220
Amgen Inc 2,531 506
Apellis Pharmaceuticals Inc
(e)
3,376 117
Arena Pharmaceuticals Inc
(e)
1,122 50
Ascendis Pharma A/S ADR
(e)
304 40
Biogen Inc
(b),(e)
4,537 1,399
Constellation Pharmaceuticals Inc
(e)
1,550 55
Corteva Inc
(b)
17,034 463
Emergent BioSolutions Inc
(e)
1,500 88
Exact Sciences Corp
(e)
2,445 198
Incyte Corp
(b),(e)
8,200 618
Ionis Pharmaceuticals Inc
(e)
2,545 129
Iovance Biotherapeutics Inc
(e)
6,600 217
Sage Therapeutics Inc
(e)
850 40
Y-mAbs Therapeutics Inc
(e)
2,396 71
$ 4,376
Building Materials - 0.55%
American Woodmark Corp
(e)
900 75
Boise Cascade Co 3,210 114
Cemex SAB de CV ADR 88,953 292
Cie de Saint-Gobain 9,687 342
CRH PLC 6,814 230
Daikin Industries Ltd 2,200 296
Fortune Brands Home & Security Inc
(b)
16,550 1,022
Imerys SA 3,444 135
JELD-WEN Holding Inc
(e)
7,808 147
Johnson Controls International plc 537 20
Lennox International Inc 2,651 605
LIXIL Group Corp 26,700 398
Louisiana-Pacific Corp 3,092 88
Marshalls PLC 8,755 82
Martin Marietta Materials Inc 967 220
Masco Corp
(b)
10,790 446
Norbord Inc 3,870 103
ROCKWOOL International A/S 759 177
Vulcan Materials Co
(b)
100 12
Wienerberger AG 6,846 175
$ 4,979
Chemicals - 1.26%
A. Schulman Inc.
(e),(f)
2,332 1
Akzo Nobel NV 14,022 1,121
Ashland Global Holdings Inc 16,377 1,172
Borregaard ASA 8,162 87
Brenntag AG 3,393 154
Celanese Corp
(b)
4,434 416
CF Industries Holdings Inc
(b)
4,130 152
Covestro AG
(g)
15,828 613
Dow Inc 6,383 258
DuPont de Nemours Inc 5,107 219
Eastman Chemical Co 1,333 82
Ecolab Inc 8 1
EMS-Chemie Holding AG 2,032 1,193
FMC Corp
(b)
4,235 394
Hexion Holdings Corp
(e)
22,049 244
IMCD NV 1,228 100
Ingevity Corp
(e)
750 34
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
International Flavors & Fragrances Inc 740 $ 89
Linde PLC
(b)
1,746 334
LyondellBasell Industries NV
(b)
2,217 159
Mosaic Co/The
(b)
10,536 179
Nippon Paint Holdings Co Ltd 6,800 308
Nissan Chemical Corp 12,400 521
Nitto Denko Corp 5,600 278
PPG Industries Inc
(b)
6,685 698
Sherwin-Williams Co/The
(b)
2,043 1,055
Shin-Etsu Chemical Co Ltd 8,500 940
Synthomer PLC 44,110 161
Taiyo Nippon Sanso Corp 2,500 45
Toray Industries Inc 52,345 301
$ 11,309
Commercial Services - 1.78%
Adtalem Global Education Inc
(e)
3,008 93
AMERCO 1,195 385
Aramark 36,300 1,261
Atlantia SpA 10,158 220
Babcock International Group PLC 34,916 201
BrightView Holdings Inc
(e)
4,359 61
Brink's Co/The 1,076 84
Bureau Veritas SA 63,507 1,563
Carriage Services Inc 4,021 85
Chegg Inc
(e)
3,756 147
Cintas Corp 5,657 1,510
CoStar Group Inc
(e)
234 156
Deluxe Corp 1,981 66
Elis SA 7,435 130
Equifax Inc 2,570 365
Escrow Altegrity Inc NPV
(e),(f),(h)
33,568 726
EVERTEC Inc 2,590 77
FleetCor Technologies Inc
(e)
139 37
Global Payments Inc 6,337 1,166
Grand Canyon Education Inc
(e)
2,052 166
H&R Block Inc 343 7
IHS Markit Ltd 261 19
Kforce Inc 2,088 64
LiveRamp Holdings Inc
(e)
2,561 91
Loomis AB 5,523 193
Medifast Inc 930 77
Moody's Corp
(b)
6,919 1,660
Nielsen Holdings PLC
(b)
15,007 273
PayPal Holdings Inc
(e)
2,655 287
Persol Holdings Co Ltd 34,000 457
Quanta Services Inc 2,845 108
Robert Half International Inc
(b)
15,662 789
Rollins Inc
(b)
17,113 641
S&P Global Inc
(b)
6,012 1,598
SEACOR Marine Holdings Inc
(e)
4,844 39
Square Inc
(e)
3,393 283
TriNet Group Inc
(e)
1,761 93
United Rentals Inc
(b),(e)
3,306 438
Wirecard AG 2,911 375
$ 15,991
Computers - 1.50%
Accenture PLC - Class A
(b)
2,768 500
Apple Inc
(b)
22,722 6,210
Cognizant Technology Solutions Corp 966 59
Conduent Inc
(e)
8,547 28
Cubic Corp 2,212 120
Endava PLC ADR
(e)
1,046 56
Fortinet Inc
(b),(e)
3,802 388
Hewlett Packard Enterprise Co 630 8
HP Inc
(b)
18,913 393
International Business Machines Corp
(b)
2,513 327
Itochu Techno-Solutions Corp 20,000 560
Leidos Holdings Inc
(b)
5,263 540
Lumentum Holdings Inc
(e)
857 67

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
80
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
NetApp Inc
(b)
10,927 $ 511
NTT Data Corp 44,453 530
Obic Co Ltd 1,600 198
Otsuka Corp 24,600 1,063
Rapid7 Inc
(e)
2,422 112
Science Applications International Corp 21,017 1,684
Vocera Communications Inc
(e)
4,244 104
$ 13,458
Consumer Products - 0.18%
ACCO Brands Corp 32,508 261
Avery Dennison Corp
(b)
2,579 295
Kimberly-Clark Corp 2,664 349
Spectrum Brands Holdings Inc 13,749 741
$ 1,646
Cosmetics & Personal Care - 0.42%
Colgate-Palmolive Co
(b)
7,971 539
Coty Inc 43,030 397
Edgewell Personal Care Co
(e)
2,394 73
Estee Lauder Cos Inc/The
(b)
1,728 318
Procter & Gamble Co/The
(b)
15,163 1,716
Unilever NV 13,891 733
$ 3,776
Distribution & Wholesale - 0.13%
Copart Inc
(e)
1,690 143
Diploma PLC 8,328 200
Fastenal Co 8,150 279
LKQ Corp
(b),(e)
7,222 214
Toyota Tsusho Corp 4,100 123
WW Grainger Inc
(b)
833 231
$ 1,190
Diversified Financial Services - 1.94%
4L Technologies
(e),(f),(h)
24,306 164
Alliance Data Systems Corp
(b)
1,284 110
American Express Co
(b)
7,806 858
Ares Management Corp 1,855 64
B. Riley Financial Inc 4,001 95
BlackRock Inc
(b)
2,754 1,275
Capital One Financial Corp
(b)
344 30
Cboe Global Markets Inc 7,808 890
Charles Schwab Corp/The 12,656 516
CI Financial Corp 10,800 179
Credit Acceptance Corp
(e)
1,145 462
Discover Financial Services 943 62
Eaton Vance Corp
(b)
14,602 602
ECN Capital Corp 21,067 86
Element Comm Aviation
(e),(f),(h),(i)
280 2,505
Euronext NV
(g)
2,232 186
Federal Agricultural Mortgage Corp 1,033 78
Franklin Resources Inc
(b)
20,315 442
Greenhill & Co Inc 4,829 71
Hamilton Lane Inc 1,388 86
Hannon Armstrong Sustainable Infrastructure
Capital Inc
2,908 99
Hargreaves Lansdown PLC 14,265 286
Hypoport AG
(e)
466 158
Invesco Ltd
(b)
21,334 307
Julius Baer Group Ltd 5,411 228
Legg Mason Inc 16,516 823
LPL Financial Holdings Inc 223 18
Magellan Financial Group Ltd 1,217 45
Mastercard Inc
(b)
2,493 724
Moelis & Co 2,553 82
Nasdaq Inc
(b)
3,646 374
Navient Corp 6,405 72
PRA Group Inc
(e)
6,155 239
Raymond James Financial Inc 304 25
Sanne Group PLC 14,697 108
SEI Investments Co
(b)
12,605 690
Singapore Exchange Ltd 82,800 511
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Synchrony Financial 22,748 $ 662
T Rowe Price Group Inc
(b)
5,802 684
Visa Inc
(b)
8,057 1,465
VZ Holding AG 428 148
Western Union Co/The
(b)
41,849 937
$ 17,446
Electric - 0.68%
AES Corp/VA
(b)
1,974 33
CMS Energy Corp 2,196 133
Dominion Energy Inc
(b)
3,648 285
Duke Energy Corp 218 20
Electric Power Development Co Ltd 2,200 47
Endesa SA 14,068 362
Entergy Corp 70 8
Evergy Inc
(b)
13,766 900
FirstEnergy Corp 286 13
Fortum Oyj 12,366 264
Meridian Energy Ltd 89,377 259
NRG Energy Inc
(b)
54,317 1,804
Public Service Enterprise Group Inc 4,062 208
Red Electrica Corp SA 30,240 578
RWE AG 4,814 167
Southern Co/The
(b)
4,203 254
Terna Rete Elettrica Nazionale SpA 317 2
Vistra Energy Corp 41,601 800
$ 6,137
Electrical Components & Equipment - 0.29%
AMETEK Inc
(b)
2,849 245
Belden Inc 10,273 410
Casio Computer Co Ltd 2,800 48
Emerson Electric Co
(b)
13,817 886
Energizer Holdings Inc 1,922 83
EnerSys 2,507 154
Legrand SA 5,975 459
Schneider Electric SE 3,087 313
$ 2,598
Electronics - 1.23%
Allegion plc
(b)
2,876 331
Alps Alpine Co Ltd 10,300 157
Amphenol Corp 59 5
Assa Abloy AB 25,657 577
Electrocomponents PLC 20,951 164
FARO Technologies Inc
(e)
1,850 106
FLIR Systems Inc 1,286 55
Fortive Corp 6,334 438
Garmin Ltd
(b)
9,560 844
GoPro Inc
(e)
20,253 77
Halma PLC 8,736 220
Hitachi High-Tech Corp 51,436 3,820
Honeywell International Inc
(b)
10,681 1,733
LEM Holding SA 56 73
Mettler-Toledo International Inc
(e)
102 72
Murata Manufacturing Co Ltd 800 42
nVent Electric PLC 3,185 76
PerkinElmer Inc 2,834 245
Roper Technologies Inc
(b)
714 251
Rotork PLC 41,895 153
Woodward Inc 14,372 1,483
Yokogawa Electric Corp 9,200 149
$ 11,071
Energy - Alternate Sources - 0.05%
Vestas Wind Systems A/S 4,514 436
Engineering & Construction - 0.54%
AECOM
(e)
28,384 1,276
Aeroports de Paris 229 34
Alten SA 2,036 228
Badger Daylighting Ltd 2,276 53
CIMIC Group Ltd 6,572 103
Dycom Industries Inc
(e)
1,966 58

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
81
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
Eiffage SA 3,842 $ 411
Gaztransport Et Technigaz SA 1,040 93
HOCHTIEF AG 2,563 256
Jacobs Engineering Group Inc 8,880 820
JGC Holdings Corp 38,300 463
Obayashi Corp 13,500 136
Taisei Corp 21,800 739
Vinci SA 1,836 186
$ 4,856
Entertainment - 0.19%
Aristocrat Leisure Ltd 5,413 119
Deluxe Entertainment
(e)
67,048 48
Eldorado Resorts Inc
(e)
237 12
Genting Singapore Ltd 717,800 423
GVC Holdings PLC 2,008 21
Live Nation Entertainment Inc
(e)
1,010 61
Marriott Vacations Worldwide Corp 2,496 242
OPAP SA 14,223 155
Penn National Gaming Inc
(e)
422 12
Red Rock Resorts Inc 3,900 80
Sankyo Co Ltd 12,300 405
Vail Resorts Inc 460 98
$ 1,676
Environmental Control - 0.07%
Pentair PLC
(b)
3,656 144
Republic Services Inc
(b)
1,611 145
Waste Management Inc
(b)
2,860 317
$ 606
Food - 0.71%
a2 Milk Co Ltd
(e)
8,326 86
Ajinomoto Co Inc 11,285 189
Associated British Foods PLC 1,804 53
Campbell Soup Co
(b)
9,860 445
Cranswick PLC 5,804 249
General Mills Inc
(b)
4,019 197
Hershey Co/The 2,620 377
Hostess Brands Inc
(e)
6,318 80
Just Eat Takeaway
(e),(g)
5,624 493
Koninklijke Ahold Delhaize NV 15,780 369
Kraft Heinz Co/The
(b)
5,814 144
Lamb Weston Holdings Inc 1,486 129
McCormick & Co Inc/MD 1,063 155
Mondelez International Inc 977 52
Performance Food Group Co
(e)
1,989 84
Post Holdings Inc
(e)
18,661 1,890
Seven & i Holdings Co Ltd 16,900 575
Simply Good Foods Co/The
(e)
8,832 195
Tyson Foods Inc
(b)
8,019 544
Viscofan SA 2,267 121
$ 6,427
Food Service - 0.08%
Compass Group PLC 25,163 554
Elior Group SA
(g)
11,611 147
$ 701
Forest Products & Paper - 0.08%
International Paper Co
(b)
4,904 181
Mondi PLC 8,960 182
Schweitzer-Mauduit International Inc 2,593 88
Smurfit Kappa Group PLC 8,472 285
$ 736
Gas - 0.10%
Centrica PLC 95,349 88
New Jersey Resources Corp 2,200 78
Osaka Gas Co Ltd 29,600 474
UGI Corp 8,363 301
$ 941
COMMON STOCKS (continued) Shares Held Value (000’s)
Hand & Machine Tools - 0.08%
Disco Corp 600 $ 122
Kennametal Inc 2,922 81
Makita Corp 500 17
Stanley Black & Decker Inc
(b)
3,498 503
$ 723
Healthcare - Products - 1.09%
Abbott Laboratories 7,022 541
ABIOMED Inc
(b),(e)
1,860 279
Align Technology Inc
(b),(e)
1,256 274
Carl Zeiss Meditec AG 811 86
Cellavision AB 3,070 93
Cochlear Ltd 3,851 527
Coloplast A/S 174 23
Danaher Corp
(b)
3,817 552
DiaSorin SpA 1,537 176
Edwards Lifesciences Corp
(b),(e)
861 176
Elekta AB 6,560 70
Globus Medical Inc
(e)
1,186 54
Haemonetics Corp
(e)
1,334 145
Henry Schein Inc
(b),(e)
8,421 513
Hill-Rom Holdings Inc 1,033 99
Insulet Corp
(e)
2,337 444
Intuitive Surgical Inc
(e)
881 470
Koninklijke Philips NV 9,063 388
Medtronic PLC
(b)
16,378 1,649
Natus Medical Inc
(e)
2,437 66
Novocure Ltd
(e)
517 38
Olympus Corp 13,600 246
OraSure Technologies Inc
(e)
6,383 39
Sonova Holding AG 91 22
STERIS PLC 1,675 266
Sysmex Corp 3,800 243
Tandem Diabetes Care Inc
(e)
2,368 177
Thermo Fisher Scientific Inc
(b)
2,421 704
Varian Medical Systems Inc
(b),(e)
11,585 1,424
Zimmer Biomet Holdings Inc 358 49
$ 9,833
Healthcare - Services - 0.52%
DaVita Inc
(b),(e)
3,510 272
HCA Healthcare Inc 2,636 335
Humana Inc
(b)
3,176 1,015
IQVIA Holdings Inc
(e)
5,350 746
Laboratory Corp of America Holdings
(e)
1,877 330
Lonza Group AG 1,870 746
Orpea 1,582 205
Quest Diagnostics Inc
(b)
2,881 306
Sonic Healthcare Ltd 1,203 23
Teladoc Health Inc
(e)
693 87
UnitedHealth Group Inc
(b)
1,690 431
Universal Health Services Inc
(b)
1,429 177
$ 4,673
Holding Companies - Diversified - 0.02%
CK Hutchison Holdings Ltd 14,500 128
US Well Services Inc - Warrants
(e)
103,668 5
Washington H Soul Pattinson & Co Ltd 852 11
$ 144
Home Builders - 0.41%
Berkeley Group Holdings PLC 7,911 488
Cairn Homes PLC 143,660 194
Cavco Industries Inc
(e)
623 126
DR Horton Inc 363 19
Glenveagh Properties PLC
(e),(g)
183,548 153
Installed Building Products Inc
(e)
1,405 93
Kaufman & Broad SA 3,486 141
Lennar Corp - A Shares 556 33
NVR Inc
(b),(e)
426 1,562
Persimmon PLC 11,568 428
PulteGroup Inc
(b)
7,470 301

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
82
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders (continued)
Skyline Champion Corp
(e)
7,069 $ 180
$ 3,718
Home Furnishings - 0.11%
Hoshizaki Corp 6,800 576
Leggett & Platt Inc
(b)
7,334 291
Whirlpool Corp 881 113
$ 980
Housewares - 0.03%
Newell Brands Inc
(b)
19,910 307
Insurance - 2.11%
Admiral Group PLC 17,435 479
Aflac Inc
(b)
8,460 363
Alleghany Corp
(e)
1,861 1,251
Allianz SE 1,463 319
Allstate Corp/The
(b)
2,332 245
Aon PLC 1,485 309
Arthur J Gallagher & Co 1,935 189
Assurant Inc
(b)
2,217 267
Beazley PLC 22,100 153
Berkshire Hathaway Inc - Class B
(b),(e)
16,748 3,455
Chubb Ltd
(b)
2,010 291
Cincinnati Financial Corp
(b)
4,515 420
CNP Assurances 11,002 173
Direct Line Insurance Group PLC 27,649 110
Everest Re Group Ltd 318 79
Fairfax Financial Holdings Ltd 1,100 474
Fidelity National Financial Inc
(b)
23,435 908
Genworth Financial Inc 157,697 615
Globe Life Inc
(b)
3,516 326
Hartford Financial Services Group Inc/The
(b)
3,959 198
Insurance Australia Group Ltd 288,150 1,213
James River Group Holdings Ltd 2,382 96
Lancashire Holdings Ltd 9,600 90
Loews Corp 801 37
Markel Corp
(b),(e)
1,226 1,449
Marsh & McLennan Cos Inc
(b)
9,068 948
MBIA Inc
(e)
8,587 67
Medibank Pvt Ltd 28,877 54
MetLife Inc
(b)
5,463 234
NMI Holdings Inc
(e)
3,150 74
NN Group NV 1,775 61
Progressive Corp/The 5,662 414
Prudential Financial Inc 46 3
Radian Group Inc 5,027 107
RSA Insurance Group PLC 16,325 109
Sampo Oyj 20,860 852
Sony Financial Holdings Inc 22,181 442
Third Point Reinsurance Ltd
(e)
7,017 63
Travelers Cos Inc/The
(b)
826 99
Tryg A/S 10,091 283
Unum Group 462 11
White Mountains Insurance Group Ltd 266 263
Willis Towers Watson PLC 6,812 1,289
WR Berkley Corp 2,101 141
$ 19,023
Internet - 2.01%
Adevinta ASA - B Shares
(e)
29,845 310
Alphabet Inc - A Shares
(b),(e)
2,350 3,147
Amazon.com Inc
(b),(e)
1,586 2,988
Booking Holdings Inc
(e)
461 782
Cardlytics Inc
(e)
629 50
CDW Corp/DE 883 101
Cerved Group SpA 21,559 205
DraftKings Inc
(e),(f),(h),(i)
54,277 280
eBay Inc
(b)
30,447 1,055
Expedia Group Inc 178 18
Facebook Inc
(b),(e)
7,117 1,369
GoDaddy Inc
(e)
9,405 658
JD.com Inc ADR
(e)
11,463 441
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
Kakaku.com Inc 13,000 $ 278
Klarna Holding AB
(e),(f),(h),(i)
808 190
Limelight Networks Inc
(e)
23,328 118
Match Group Inc
(e)
803 52
Mimecast Ltd
(e)
3,323 132
MonotaRO Co Ltd 33,900 755
Netflix Inc
(e)
1,069 395
NortonLifeLock Inc
(b)
44,086 839
Pinterest Inc
(e)
1,321 26
Proofpoint Inc
(e)
700 75
Rubicon Project Inc/The
(e)
9,000 102
Scout24 AG
(g)
5,701 375
Spotify Technology SA
(e)
2,682 368
TripAdvisor Inc
(b)
1,249 29
Uber Technologies Inc
(e)
42,792 1,449
VeriSign Inc
(b),(e)
2,964 562
Z Holdings Corp 266,825 968
$ 18,117
Iron & Steel - 0.22%
Evraz PLC 131,704 563
Hitachi Metals Ltd 88,957 1,281
Nucor Corp
(b)
3,299 136
Reliance Steel & Aluminum Co 41 4
$ 1,984
Leisure Products & Services - 0.28%
BRP Inc 2,122 87
Carnival Corp
(b)
14,102 472
CTS Eventim AG & Co KGaA 3,659 196
Malibu Boats Inc
(e)
1,834 81
MIPS AB 6,549 146
Norwegian Cruise Line Holdings Ltd
(e)
1,732 64
Peloton Interactive Inc
(e)
7,496 200
Planet Fitness Inc
(e)
3,633 245
Shimano Inc 6,400 889
Thule Group AB
(g)
5,653 124
$ 2,504
Lodging - 0.22%
Choice Hotels International Inc 6,075 555
Hilton Worldwide Holdings Inc
(b)
6,504 632
InterContinental Hotels Group PLC 1,048 58
MGM Resorts International
(b)
19,766 485
Wyndham Hotels & Resorts Inc 4,260 217
Wynn Macau Ltd 9,600 20
$ 1,967
Machinery - Construction & Mining - 0.14%
Argan Inc 3,534 148
Astec Industries Inc 2,438 92
Caterpillar Inc 3,859 479
Mitsubishi Heavy Industries Ltd 400 13
Sandvik AB 29,959 499
$ 1,231
Machinery - Diversified - 0.60%
Atlas Copco AB - A Shares 5,442 194
Chart Industries Inc
(e)
1,024 58
Curtiss-Wright Corp 784 94
Deere & Co 180 28
Dover Corp
(b)
10,984 1,129
Flowserve Corp
(b)
151 6
GEA Group AG 2,233 60
Hexagon AB 11,282 608
Ichor Holdings Ltd
(e)
2,633 76
IDEX Corp
(b)
10,009 1,481
Inficon Holding AG 159 112
Interpump Group SpA 5,309 161
Keyence Corp 100 32
Kone Oyj 5,913 335
Marel HF
(g)
28,882 129
Rockwell Automation Inc 2,791 512
Spirax-Sarco Engineering PLC 993 109

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
83
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Stabilus SA 2,321 $ 127
Washtec AG 2,580 140
Westinghouse Air Brake Technologies Corp 267 18
$ 5,409
Media - 0.72%
Altice USA Inc
(e)
32,444 839
Charter Communications Inc
(b),(e)
3,278 1,617
Comcast Corp - Class A 519 21
Discovery Inc - A Shares
(e)
9,401 241
Discovery Inc - C Shares
(b),(e)
24,249 609
DISH Network Corp
(e)
767 26
FactSet Research Systems Inc 687 183
Fox Corp - A Shares 1,075 33
iHeartMedia Inc
(e)
18,582 281
Liberty Global PLC - A Shares
(e)
2,800 55
Liberty Global PLC - C Shares
(e)
13,895 258
Quebecor Inc 6,800 159
Shaw Communications Inc 15,700 272
TEGNA Inc 5,922 85
Telenet Group Holding NV 5,335 205
ViacomCBS Inc 501 12
Walt Disney Co/The
(b)
8,578 1,009
Wolters Kluwer NV 8,345 610
$ 6,515
Metal Fabrication & Hardware - 0.06%
Advanced Drainage Systems Inc 3,556 149
Rexnord Corp 8,106 237
Troax Group AB 10,341 131
$ 517
Mining - 0.46%
BHP Group Ltd 24,722 537
BHP Group PLC 20,737 379
Compass Minerals International Inc 1,263 69
Ecobat Holdings, Inc - Class B
(e)
2,998 2,014
First Quantum Minerals Ltd 5,200 38
Franco-Nevada Corp 1,700 182
Kinross Gold Corp
(e)
36,300 183
Kirkland Lake Gold Ltd 12,300 397
Rio Tinto PLC 4,033 190
Teck Resources Ltd 17,100 172
$ 4,161
Miscellaneous Manufacturers - 0.51%
3M Co
(b)
4,850 724
Alstom SA 3,968 196
AO Smith Corp
(b)
3,534 140
Eaton Corp PLC
(b)
9,039 819
Enerpac Tool Group Corp 4,244 91
Illinois Tool Works Inc
(b)
8,050 1,351
Ingersoll-Rand PLC
(b)
7,173 925
ITT Inc 1,743 105
JSR Corp 7,923 138
Sturm Ruger & Co Inc 1,723 83
$ 4,572
Office & Business Equipment - 0.08%
Xerox Holdings Corp
(b)
7,677 247
Zebra Technologies Corp
(b),(e)
2,069 437
$ 684
Office Furnishings - 0.01%
Knoll Inc 3,929 69
Oil & Gas - 0.94%
Apache Corp
(b)
25,378 632
Bellatrix Exploration Ltd
(e),(f),(h)
94,641 —
Cabot Oil & Gas Corp 1,037 15
Chevron Corp
(b)
9,131 852
Concho Resources Inc 13,062 889
ConocoPhillips
(b)
21,386 1,036
Continental Resources Inc/OK 4,741 90
DCC PLC 63 5
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Devon Energy Corp
(b)
573 $ 9
Dommo Energia SA ADR
(e)
269 1
EOG Resources Inc
(b)
10,951 693
Exxon Mobil Corp 18,029 927
Helmerich & Payne Inc
(b)
2,446 90
HollyFrontier Corp
(b)
14,173 477
JXTG Holdings Inc 97,537 395
Lundin Petroleum AB 13,533 386
Marathon Petroleum Corp
(b)
1,880 89
Neste Oyj 14,348 573
Occidental Petroleum Corp
(b)
12,400 406
Ovintiv Inc 13,260 153
Phillips 66
(b)
2,946 221
Royal Dutch Shell PLC - A Shares 5,143 111
Suncor Energy Inc 5,200 143
Valero Energy Corp 3,695 245
Whiting Petroleum Corp
(e)
14,653 27
$ 8,465
Oil & Gas Services - 0.13%
DMC Global Inc 2,124 76
Halliburton Co
(b)
19,201 326
National Oilwell Varco Inc
(b)
14,511 271
TechnipFMC PLC
(b)
25,590 380
TGS NOPEC Geophysical Co ASA 5,174 121
$ 1,174
Packaging & Containers - 0.32%
Amcor PLC 13,203 123
Ball Corp 5,354 377
Crown Holdings Inc
(e)
5,515 389
Graphic Packaging Holding Co 53,959 730
Packaging Corp of America
(b)
1,534 139
Sealed Air Corp
(b)
30,213 916
Vidrala SA 2,045 199
$ 2,873
Pharmaceuticals - 1.92%
AbbVie Inc
(b)
25,031 2,146
Aerie Pharmaceuticals Inc
(e)
2,237 39
Aimmune Therapeutics Inc
(e)
1,948 46
Allergan PLC 1,643 313
AmerisourceBergen Corp
(b)
2,070 174
Astellas Pharma Inc 38,200 599
AstraZeneca PLC ADR 2,483 109
AstraZeneca PLC 1,923 169
Becton Dickinson and Co 602 143
Bristol-Myers Squibb Co
(b)
31,492 1,860
China Biologic Products Holdings Inc
(e)
6,571 758
Chugai Pharmaceutical Co Ltd 1,600 172
Cigna Corp
(b)
644 118
CVS Health Corp
(b)
27,941 1,653
DexCom Inc
(e)
1,409 389
Elanco Animal Health Inc
(e)
30,630 839
Galapagos NV ADR
(e)
246 52
Galapagos NV
(e)
754 159
GlaxoSmithKline PLC 749 15
Global Blood Therapeutics Inc
(e)
1,725 110
Grifols SA ADR 3,047 65
Ipsen SA 898 59
Jazz Pharmaceuticals PLC
(b),(e)
958 110
Johnson & Johnson
(b)
9,309 1,251
KalVista Pharmaceuticals Inc
(e)
3,953 53
Kyowa Kirin Co Ltd 13,703 327
Merck & Co Inc
(b)
8,786 673
Mylan NV
(b),(e)
8,451 145
MyoKardia Inc
(e)
877 56
Novartis AG 4,195 353
Novo Nordisk A/S 6,840 401
Odonate Therapeutics Inc
(e)
1,847 55
Otsuka Holdings Co Ltd 1,400 52
Pfizer Inc
(b)
15,162 507

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
84
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
PRA Health Sciences Inc
(e)
950 $ 89
Principia Biopharma Inc
(e)
600 39
Rhythm Pharmaceuticals Inc
(e)
3,260 62
Roche Holding AG 7,229 2,324
Sarepta Therapeutics Inc
(e)
800 92
Shionogi & Co Ltd 600 32
Sumitomo Dainippon Pharma Co Ltd 30,396 434
UCB SA 2,095 194
$ 17,236
Pipelines - 0.08%
Enterprise Products Partners LP 751 17
Kinder Morgan Inc/DE
(b)
35,697 684
Magellan Midstream Partners LP 358 20
Southcross Holdings
(e),(f),(h)
388,623 39
$ 760
Private Equity - 0.02%
3i Group PLC 3,228 43
Blackstone Group Inc/The 2,702 145
$ 188
Real Estate - 0.10%
Catena AB 4,280 143
CBRE Group Inc
(b),(e)
4,828 271
CK Asset Holdings Ltd 23,500 150
Daito Trust Construction Co Ltd 1,900 193
Hill Street
(e),(f),(h)
222 6
Hill Street - Warrants
(e),(f),(h)
377 —
LEG Immobilien AG 1,383 166
REA Group Ltd 158 10
WE Company Common Class A
(e),(f),(h),(i)
356 3
$ 942
REITs - 0.75%
Agree Realty Corp 1,306 94
Alexandria Real Estate Equities Inc
(b)
2,086 317
American Tower Corp 3,605 817
AvalonBay Communities Inc 505 101
Big Yellow Group PLC 8,191 114
Boston Properties Inc 107 14
CoreCivic Inc 5,425 80
Dexus 1,657 13
Digital Realty Trust Inc
(b)
1,588 191
Duke Realty Corp
(b)
2,412 78
Easterly Government Properties Inc 4,531 108
Equity Residential 790 59
Extra Space Storage Inc
(b)
4,123 414
Federal Realty Investment Trust 515 60
Gaming and Leisure Properties Inc 320 14
Goodman Group 11,129 109
Hibernia REIT plc 96,428 130
Iron Mountain Inc 692 21
Japan Real Estate Investment Corp 24 164
Japan Retail Fund Investment Corp 81 154
Kimco Realty Corp
(b)
918 16
Mid-America Apartment Communities Inc
(b)
2,347 303
Monmouth Real Estate Investment Corp 6,726 96
Outfront Media Inc 3,100 82
Pebblebrook Hotel Trust 3,151 64
Piedmont Office Realty Trust Inc 3,800 82
PotlatchDeltic Corp 5,486 202
Prologis Inc
(b)
1,352 114
Public Storage
(b)
3,956 827
Realty Income Corp
(b)
4,024 291
RPT Realty 6,108 79
Scentre Group 12,042 27
Segro PLC 13,265 141
Simon Property Group Inc
(b)
5,913 728
UDR Inc 1,251 56
Vicinity Centres 135,054 191
Welltower Inc 1,407 105
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Weyerhaeuser Co
(b)
10,485 $ 273
$ 6,729
Retail - 2.63%
ABC-Mart Inc 4,100 236
Advance Auto Parts Inc
(b)
7,095 944
Alimentation Couche-Tard Inc 19,647 597
AutoZone Inc
(b),(e)
1,964 2,028
Best Buy Co Inc
(b)
2,713 205
Burlington Stores Inc
(e)
545 118
Cannae Holdings Inc
(e)
3,800 142
CarMax Inc
(e)
4,902 428
Cheesecake Factory Inc/The 4,054 144
Children's Place Inc/The 2,258 130
Costco Wholesale Corp
(b)
1,297 365
Dollar General Corp
(b)
6,102 917
Domino's Pizza Inc
(b)
1,608 546
FamilyMart Co Ltd 17,100 373
Fast Retailing Co Ltd 400 197
Five Below Inc
(e)
818 79
Floor & Decor Holdings Inc
(e)
4,552 232
Gap Inc/The
(b)
43,863 629
Genuine Parts Co 1,670 146
Hennes & Mauritz AB 19,144 347
Home Depot Inc/The
(b)
9,895 2,155
Jand Inc
(e),(f),(h),(i)
1,693 27
Kohl's Corp
(b)
12,578 492
Lowe's Cos Inc
(b)
17,203 1,833
Macy's Inc 12,329 163
McDonald's Corp
(b)
2,792 543
McDonald's Holdings Co Japan Ltd 8,900 375
Michaels Cos Inc/The
(e)
8,557 37
Moncler SpA 7,529 296
Movado Group Inc 4,361 64
Next PLC 3,912 308
Nitori Holdings Co Ltd 2,700 375
Pandora A/S 1,174 53
Panera Bread Co
(e),(f),(h)
1,664 —
Restaurant Brands International Inc 1,000 59
Starbucks Corp
(b)
11,563 907
Sundrug Co Ltd 11,200 349
Target Corp
(b)
14,671 1,511
TJX Cos Inc/The
(b)
27,201 1,627
Tractor Supply Co 2,665 236
Vera Bradley Inc
(e)
5,872 49
Walgreens Boots Alliance Inc
(b)
3,604 165
Walmart Inc
(b)
13,942 1,501
Welcia Holdings Co Ltd 5,600 334
Wesfarmers Ltd 7,445 199
Yum China Holdings Inc 1,747 77
Yum! Brands Inc
(b)
13,094 1,168
$ 23,706
Savings & Loans - 0.02%
OceanFirst Financial Corp 4,001 82
Sterling Bancorp/DE 4,323 71
$ 153
Semiconductors - 1.46%
Advanced Micro Devices Inc
(e)
8,764 399
Applied Materials Inc
(b)
21,929 1,274
ASML Holding NV 2,095 581
BE Semiconductor Industries NV 2,132 83
Broadcom Inc
(b)
2,869 782
Entegris Inc 2,325 124
FormFactor Inc
(e)
4,151 93
Hamamatsu Photonics KK 4,700 183
Intel Corp
(b)
27,388 1,520
IPG Photonics Corp
(e)
129 16
KLA Corp 407 63
Lam Research Corp
(b)
4,177 1,226
Marvell Technology Group Ltd 7,392 157

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
85
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Maxim Integrated Products Inc 8,898 $ 495
Microchip Technology Inc 3,314 301
Micron Technology Inc
(e)
2,704 142
NVIDIA Corp
(b)
3,720 1,005
NXP Semiconductors NV 92 10
Qorvo Inc
(b),(e)
10,741 1,080
QUALCOMM Inc
(b)
7,734 606
Renesas Electronics Corp
(e)
61,793 376
Rohm Co Ltd 5,288 346
Silicon Motion Technology Corp ADR 2,066 77
Skyworks Solutions Inc
(b)
8,110 812
SOITEC
(e)
1,618 135
Texas Instruments Inc
(b)
5,875 671
Tokyo Electron Ltd 1,000 209
Tower Semiconductor Ltd
(e)
14,452 286
Xperi Corp 5,005 86
$ 13,138
Shipbuilding - 0.01%
Huntington Ingalls Industries Inc 426 88
Software - 2.44%
Activision Blizzard Inc 2,426 141
Adobe Inc
(e)
4,145 1,431
Akamai Technologies Inc
(b),(e)
2,352 203
Avid Technology Inc
(e)
10,255 76
Bandwidth Inc
(e)
2,665 168
Black Knight Inc
(e)
6,546 437
Cadence Design Systems Inc
(b),(e)
9,879 653
CDK Global Inc 9,140 421
Cerner Corp
(b)
3,380 234
Change Healthcare Inc
(e)
69,838 949
Citrix Systems Inc
(b)
8,478 877
Cloudera Inc
(e)
12,392 110
Constellation Software Inc/Canada 608 619
CSG Systems International Inc 1,787 79
Dassault Systemes SE 4,040 641
Dropbox Inc - A Shares
(b),(e)
15,314 300
Electronic Arts Inc
(b),(e)
774 78
Envestnet Inc
(e)
1,431 108
Everbridge Inc
(e)
734 78
Fair Isaac Corp
(e)
333 125
Fidelity National Information Services Inc 8,025 1,121
Five9 Inc
(e)
1,290 94
Guidewire Software Inc
(e)
3,072 337
HubSpot Inc
(e)
578 104
Microsoft Corp
(b)
33,708 5,461
MINDBODY Inc
(e),(f),(h)
9,229 337
MSCI Inc
(b)
2,953 872
Omnicell Inc
(e)
2,940 240
Oracle Corp
(b)
22,729 1,124
Paychex Inc 6,935 537
PROS Holdings Inc
(e)
931 43
SAP SE 5,669 708
ServiceNow Inc
(b),(e)
937 305
SimCorp A/S 606 58
Slack Technologies Inc
(e)
8,558 231
Splunk Inc
(e)
2,550 376
Tabula Rasa HealthCare Inc
(e)
1,588 89
Take-Two Interactive Software Inc
(b),(e)
6,797 731
Ubisoft Entertainment SA
(e)
45 3
Veeva Systems Inc
(b),(e)
2,625 373
Workday Inc
(e)
5,849 1,013
Zoom Video Communications Inc
(e)
658 69
$ 21,954
Telecommunications - 0.91%
AT&T Inc
(b)
58,814 2,071
Calix Inc
(e)
12,359 111
Cisco Systems Inc
(b)
17,890 714
Corning Inc
(b)
10,801 258
Deutsche Telekom AG 51,644 846
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Elisa Oyj 539 $ 31
Harmonic Inc
(e)
16,089 99
Hellenic Telecommunications Organization SA 11,201 159
Hikari Tsushin Inc 100 19
HMS Networks AB 4,996 66
InterDigital Inc 1,443 76
Juniper Networks Inc
(b)
6,907 147
Motorola Solutions Inc
(b)
10,623 1,760
Oi SA ADR
(e)
4,925 5
Ooma Inc
(e)
5,756 74
Plantronics Inc 2,630 36
Rogers Communications Inc 1,600 73
Sectra AB - B Shares
(e)
2,648 97
SES SA 3,633 42
Softbank Corp 9,600 126
SoftBank Group Corp 25,686 1,194
Spark New Zealand Ltd 7,108 20
T-Mobile US Inc
(b),(e)
1,339 121
Verizon Communications Inc
(b)
1,278 69
$ 8,214
Textiles - 0.00%
Mohawk Industries Inc
(e)
377 46
Toys, Games & Hobbies - 0.07%
Games Workshop Group PLC 1,676 137
Nintendo Co Ltd 1,400 470
$ 607
Transportation - 0.52%
Aurizon Holdings Ltd 59,726 190
Canadian National Railway Co 5,155 437
Canadian Pacific Railway Ltd 400 99
Central Japan Railway Co 1,800 296
CH Robinson Worldwide Inc
(b)
3,234 223
CSX Corp
(b)
418 29
Dorian LPG Ltd
(e)
19,152 213
East Japan Railway Co 100 8
Expeditors International of Washington Inc
(b)
7,858 554
Hub Group Inc
(e)
1,600 74
JB Hunt Transport Services Inc 2,846 274
Kansas City Southern
(b)
3,770 568
Scorpio Tankers Inc 8,843 175
SEACOR Holdings Inc
(e)
4,543 169
Seibu Holdings Inc 36,200 513
Union Pacific Corp
(b)
4,766 762
United Parcel Service Inc 991 90
$ 4,674
Trucking & Leasing - 0.03%
GATX Corp 3,447 247
Water - 0.03%
Veolia Environnement SA 7,879 227
TOTAL COMMON STOCKS $ 343,421
CONVERTIBLE PREFERRED STOCKS
- 0.11% Shares Held Value (000's)
Agriculture - 0.08%
Bunge Ltd 4.88%
(j)
6,930 $ 693
Internet - 0.02%
Airbnb Inc - Series E 0.00%
(e),(f),(h),(i)
1,685 200
Oil & Gas - 0.00%
Chesapeake Energy Corp 5.75%
(j)
355 46
Pipelines - 0.00%
El Paso Energy Capital Trust I 4.75%,
03/31/2028
452 23
Retail - 0.01%
Jand Inc 0.00%
(e),(f),(h),(i)
3,781 60
TOTAL CONVERTIBLE PREFERRED STOCKS $ 1,022
PREFERRED STOCKS - 0.38% Shares Held Value (000's)
Automobile Manufacturers - 0.03%
Volkswagen AG 6.56% 1,659 275

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
86
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Chemicals - 0.01%
FUCHS PETROLUB SE 0.97% 1,260 $ 48
Internet - 0.00%
Veracode Inc 0.00%
(e),(f),(h),(i)
6,031 3
Pipelines - 0.30%
Southcross Energy Series A 0.00%
(e),(f),(h)
2,399,338 1,871
Southcross Energy Series B 0.00%
(e),(f),(h)
703,848 845
$ 2,716
Private Equity - 0.02%
Forward Venture Services LLC 0.00%
(e),(f),(h),(i)
32,815 184
Real Estate - 0.01%
WE Company Preferred D-1 0.00%
(e),(f),(h),(i)
4,867 54
WE Company Preferred D-2 0.00%
(e),(f),(h),(i)
3,824 43
$ 97
Software - 0.01%
Marklogic Corp 0.00%
(e),(f),(h),(i)
14,832 131
TOTAL PREFERRED STOCKS $ 3,454
BONDS - 38.61%
Principal
Amount (000's) Value (000's)
Advertising - 0.01%
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.63%, 03/15/2030
(g)
$ 120 $ 120
Aerospace & Defense - 0.09%
Leonardo US Holdings Inc
6.25%, 01/15/2040
(g)
716 796
Spirit AeroSystems Inc
4.60%, 06/15/2028 35 35
$ 831
Agriculture - 0.28%
JBS Investments II GmbH
7.00%, 01/15/2026
(g)
2,400 2,562
Airlines - 0.16%
Latam Airlines 2015-1 Pass Through Trust B
4.50%, 08/15/2025 475 476
United Airlines 2019-2 Class B Pass Through
Trust
3.50%, 11/01/2029 925 959
$ 1,435
Automobile Asset Backed Securities - 2.02%
Ally Auto Receivables Trust 2019-4
1.84%, 06/17/2024 705 712
Americredit Automobile Receivables Trust 2018-2
4.01%, 07/18/2024 550 583
Americredit Automobile Receivables Trust 2018-3
1.91%, 01/18/2022 185 185
1.00 x 1 Month USD LIBOR + 0.25%
4.04%, 11/18/2024 670 712
AmeriCredit Automobile Receivables Trust
2019-3
2.06%, 04/18/2024 330 334
Avid Automobile Receivables Trust 2019-1
3.14%, 07/15/2026
(g)
150 153
CarMax Auto Owner Trust
2.64%, 07/15/2026 175 179
CarMax Auto Owner Trust 2018-1
3.37%, 07/15/2024 25 26
CarMax Auto Owner Trust 2018-2
3.99%, 04/15/2025 320 335
Carmax Auto Owner Trust 2018-4
4.15%, 04/15/2025 205 217
Carmax Auto Owner Trust 2019-1
3.05%, 03/15/2024 1,415 1,454
Chesapeake Funding II LLC
3.57%, 04/15/2030
(g)
175 181
3.71%, 05/15/2029
(g)
130 133
3.92%, 04/15/2030
(g)
455 472
CIG AUTO RECEIVABLES TRUST 2017-1
2.71%, 05/15/2023
(g)
15 15
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
CPS Auto Receivables Trust 2017-D
3.73%, 09/15/2023
(g)
$ 190 $ 194
CPS Auto Receivables Trust 2018-A
3.05%, 12/15/2023
(g)
105 106
CPS Auto Receivables Trust 2018-D
3.83%, 09/15/2023
(g)
330 339
Drive Auto Receivables Trust 2018-1
3.81%, 05/15/2024 685 698
Drive Auto Receivables Trust 2018-5
4.30%, 04/15/2026 420 437
Drive Auto Receivables Trust 2019-1
4.09%, 06/15/2026 260 269
Drive Auto Receivables Trust 2019-3
2.49%, 06/15/2023 205 207
DT Auto Owner Trust 2018-2
4.15%, 03/15/2024
(g)
290 299
DT Auto Owner Trust 2018-3
3.79%, 07/15/2024
(g)
395 404
First Investors Auto Owner Trust 2016-2
3.35%, 11/15/2022
(g)
70 71
First Investors Auto Owner Trust 2019-2
2.80%, 12/15/2025
(g)
75 77
3.88%, 01/15/2026
(g)
175 179
Flagship Credit Auto Trust 2019-2
3.53%, 05/15/2025
(g)
520 545
Ford Credit Auto Owner Trust 2017-B
1.69%, 11/15/2021 653 653
GLS Auto Receivables Issuer Trust 2019-2
3.54%, 02/18/2025
(g)
785 812
Hertz Vehicle Financing II LP
3.29%, 10/25/2023
(g)
315 328
4.39%, 02/25/2024
(g)
135 142
5.31%, 10/25/2023
(g)
185 198
Honda Auto Receivables 2016-4 Owner Trust
1.21%, 12/18/2020 9 9
Honda Auto Receivables 2017-3 Owner Trust
1.79%, 09/20/2021 158 158
Motor 2017-1 PLC
2.16%, 09/25/2024
(g)
143 143
1.00 x 1 Month USD LIBOR + 0.53%
Nissan Auto Receivables 2017-A Owner Trust
1.74%, 08/16/2021 100 100
Nissan Auto Receivables 2018-A Owner Trust
2.65%, 05/16/2022 622 626
Prestige Auto Receivables Trust 2016-1
5.15%, 11/15/2021
(g)
815 827
Prestige Auto Receivables Trust 2019-1
3.90%, 05/15/2026
(g)
145 149
Santander Drive Auto Receivables Trust 2018-2
3.88%, 02/15/2024 800 827
Santander Drive Auto Receivables Trust 2018-5
3.81%, 12/16/2024 490 499
Santander Drive Auto Receivables Trust 2019-2
3.22%, 07/15/2025 655 672
Tidewater Auto Receivables Trust 2018-A
4.30%, 11/15/2024
(g)
100 103
Toyota Auto Receivables 2017-A Owner Trust
1.73%, 02/16/2021 37 37
Toyota Auto Receivables 2018-B Owner Trust
2.96%, 09/15/2022 1,190 1,203
United Auto Credit Securitization Trust 2019-1
3.16%, 08/12/2024
(g)
480 483
Westlake Automobile Receivables Trust 2018-1
3.41%, 05/15/2023
(g)
175 177

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
87
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Westlake Automobile Receivables Trust 2018-3
2.01%, 01/18/2022
(g)
$ 291 $ 291
1.00 x 1 Month USD LIBOR + 0.35%
4.00%, 10/16/2023
(g)
225 233
$ 18,186
Automobile Floor Plan Asset Backed Securities - 0.02%
Navistar Financial Dealer Note Master Owner
Trust II
2.26%, 09/25/2023
(g)
205 205
1.00 x 1 Month USD LIBOR + 0.63%
Automobile Manufacturers - 0.08%
American Honda Finance Corp
1.95%, 05/20/2022 300 304
2.10%, 05/10/2023 445 444
3 Month USD LIBOR + 0.37%
$ 748
Banks - 1.74%
Banco Hipotecario SA
35.19%, 11/07/2022
(g)
ARS 10,245 156
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 4.00%
Banco Macro SA
17.50%, 05/08/2022
(g)
5,115 45
Banco Mercantil del Norte SA/Grand Cayman
6.75%, 12/31/2049
(g),(j),(k)
$ 725 767
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
6.75%, 12/31/2049
(j),(k)
1,925 2,036
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Banco Supervielle SA
38.71%, 08/09/2020
(g)
ARS 5,500 84
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 4.50%
Bancolombia SA
4.63%, 12/18/2029
(k)
$ 1,500 1,528
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
Bank Leumi Le-Israel BM
3.28%, 01/29/2031
(g),(k)
2,975 2,971
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.63%
Citibank NA
2.29%, 05/20/2022 1,170 1,173
3 Month USD LIBOR + 0.60%
Danske Bank A/S
3.24%, 12/20/2025
(g),(k)
200 210
3 Month USD LIBOR + 1.59%
Financiera de Desarrollo Territorial SA Findeter
7.88%, 08/12/2024
(g)
COP 3,380,000 1,020
International Bank of Azerbaijan OJSC
3.50%, 09/01/2024 $ 2,000 1,930
MUFG Union Bank NA
1.94%, 12/09/2022 750 754
United States Secured Overnight Financing
Rate + 0.71%
PNC Bank NA
2.32%, 12/09/2022 1,480 1,487
3 Month USD LIBOR + 0.43%
US Bank NA/Cincinnati OH
2.28%, 12/09/2022 1,500 1,507
3 Month USD LIBOR + 0.40%
$ 15,668
Building Materials - 0.01%
Carrier Global Corp
1.92%, 02/15/2023
(g)
105 106
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities - 5.06%
Banc of America Commercial Mortgage Trust
2015-UBS7
3.17%, 09/15/2048 $ 531 $ 458
CCRESG Commercial Mortgage Trust
2016-HEAT
5.49%, 04/10/2029
(g),(l)
255 261
COMM 2012-LC4 Mortgage Trust
5.54%, 12/10/2044
(l)
10 11
COMM 2014-CCRE18 Mortgage Trust
3.60%, 07/15/2047
(g)
1,925 1,616
COMM 2015-CCRE25 Mortgage Trust
3.79%, 08/10/2048
(l)
2,280 2,111
COMM 2015-CCRE27 Mortgage Trust
3.25%, 10/10/2048
(g)
2,800 2,338
COMM 2015-LC21 Mortgage Trust
1.05%, 07/10/2048
(g),(l),(m)
10,000 540
1.05%, 07/10/2048
(g),(l),(m)
3,125 167
3.25%, 07/10/2048
(g)
1,012 846
COMM 2016-CR28 Mortgage Trust
3.25%, 02/10/2049
(g)
850 705
Credit Suisse Commercial Mortgage Securities
Corp 2019-SLKZ
5.26%, 01/15/2034
(g)
155 155
1.00 x 1 Month USD LIBOR + 3.60%
Csail 2015-C2 Commercial Mortgage Trust
4.19%, 06/15/2057
(l)
960 962
4.19%, 06/15/2057
(l)
2,184 2,006
CSAIL 2015-C3 Commercial Mortgage Trust
3.35%, 08/15/2048
(l)
1,690 1,483
CSMC 2014-USA OA LLC
4.37%, 09/15/2037
(g)
1,055 1,028
GS Mortgage Securities Corp II
4.41%, 07/10/2051
(g),(l)
635 528
GS Mortgage Securities Trust 2014-GC20
4.96%, 04/10/2047
(g),(l)
1,820 1,685
GS Mortgage Securities Trust 2015-GC32
4.43%, 07/10/2048
(g),(l)
2,476 2,023
HPLY Trust 2019-HIT
3.26%, 11/15/2036
(g)
284 284
1.00 x 1 Month USD LIBOR + 1.60%
JPMBB Commercial Mortgage Securities Trust
2013-C12
4.10%, 07/15/2045
(g),(l)
932 887
JPMBB Commercial Mortgage Securities Trust
2014-C21
3.90%, 08/15/2047
(g),(l)
1,120 900
JPMBB Commercial Mortgage Securities Trust
2014-C26
4.00%, 01/15/2048
(g)
1,300 1,153
JPMBB Commercial Mortgage Securities Trust
2015-C29
3.68%, 05/15/2048
(l),(n)
2,735 2,366
3.90%, 05/15/2048
(g),(l)
2,160 1,702
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12
3.71%, 10/15/2046
(g)
1,275 1,130
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C25
4.53%, 10/15/2048
(g),(l)
350 317
Morgan Stanley Bank of America Merrill Lynch
Trust 2017-C34
0.88%, 11/15/2052
(g),(l),(m)
3,150 191
Morgan Stanley Capital I Trust 2011-C2
5.49%, 06/15/2044
(g),(l)
475 482
5.49%, 06/15/2044
(g),(l)
160 157
Motel 6 Trust 2017-M6MZ
8.58%, 08/15/2024
(g)
955 964
1.00 x 1 Month USD LIBOR + 6.93%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
88
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
SG Commercial Mortgage Securities Trust
2016-C5
2.54%, 10/10/2048
(g)
$ 1,665 $ 1,232
Starwood Retail Property Trust 2014-STAR
4.41%, 11/15/2027
(g)
170 158
1.00 x 1 Month USD LIBOR + 2.75%
6.06%, 11/15/2027
(g)
645 284
1.00 x 1 Month USD LIBOR + 4.40%
Wells Fargo Commercial Mortgage Trust
2015-C26
3.25%, 02/15/2048
(g)
1,981 1,580
Wells Fargo Commercial Mortgage Trust
2015-C28
3.00%, 05/15/2048
(g)
1,794 1,398
Wells Fargo Commercial Mortgage Trust
2015-LC22
3.36%, 09/15/2058
(g)
260 212
Wells Fargo Commercial Mortgage Trust
2015-NXS1
2.88%, 05/15/2048
(g),(l)
1,485 1,356
Wells Fargo Commercial Mortgage Trust
2016-NXS6
2.00%, 11/15/2049
(g),(l),(m)
7,575 862
Wells Fargo Commercial Mortgage Trust
2019-JWDR
3.14%, 09/15/2031
(g),(l)
650 667
WF-RBS Commercial Mortgage Trust 2011-C2
5.66%, 02/15/2044
(g),(l)
115 117
WFRBS Commercial Mortgage Trust 2011-C3
5.68%, 03/15/2044
(g),(l)
350 305
WFRBS Commercial Mortgage Trust 2011-C4
5.23%, 06/15/2044
(g),(l)
845 865
WFRBS Commercial Mortgage Trust 2012-C6
5.58%, 04/15/2045
(g),(l)
500 529
WFRBS Commercial Mortgage Trust 2012-C7
4.81%, 06/15/2045
(l)
80 82
4.81%, 06/15/2045
(g),(l)
225 194
WFRBS Commercial Mortgage Trust 2014-C20
3.99%, 05/15/2047
(g)
267 223
WFRBS Commercial Mortgage Trust 2014-C21
3.49%, 08/15/2047
(g)
1,030 837
3.50%, 08/15/2047
(g),(n)
4,515 4,082
WFRBS Commercial Mortgage Trust 2014-LC14
3.50%, 03/15/2047
(g),(l)
1,300 1,096
$ 45,535
Commercial Services - 0.18%
APX Group Inc
6.75%, 02/15/2027
(g)
1,000 969
United Rentals North America Inc
4.00%, 07/15/2030 630 613
$ 1,582
Computers - 0.18%
Apple Inc
1.70%, 09/11/2022 720 729
Hewlett Packard Enterprise Co
2.57%, 03/12/2021 930 934
3 Month USD LIBOR + 0.68%
$ 1,663
Consumer Products - 0.11%
Kronos Acquisition Holdings Inc
9.00%, 08/15/2023
(g)
1,000 965
Credit Card Asset Backed Securities - 0.49%
BA Credit Card Trust
1.95%, 08/15/2022 1,030 1,030
Chase Issuance Trust
2.21%, 06/15/2023 1,150 1,156
1.00 x 1 Month USD LIBOR + 0.55%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Credit Card Asset Backed Securities (continued)
Citibank Credit Card Issuance Trust
1.89%, 04/07/2022 $ 1,330 $ 1,330
1.00 x 1 Month USD LIBOR + 0.22%
Discover Card Execution Note Trust
3.04%, 07/15/2024 585 605
Genesis Sales Finance Master Trust Series 2019-A
4.68%, 08/20/2023
(g)
255 261
$ 4,382
Diversified Financial Services - 1.37%
Aircastle Ltd
4.25%, 06/15/2026 945 1,021
American Express Co
2.34%, 11/05/2021 870 876
3 Month USD LIBOR + 0.60%
Ameriprise Financial Inc
3.00%, 03/22/2022 515 533
Capital One Bank USA NA
2.01%, 01/27/2023
(k)
1,445 1,458
United States Secured Overnight Financing
Rate + 0.62%
CSN Islands XI Corp
6.75%, 01/28/2028
(g)
1,950 1,769
Power Finance Corp Ltd
5.25%, 08/10/2028 2,740 3,006
Shriram Transport Finance Co Ltd
5.10%, 07/16/2023
(g)
210 211
Unifin Financiera SAB de CV
7.25%, 09/27/2023 2,890 2,926
USAA Capital Corp
2.63%, 06/01/2021
(g)
560 570
$ 12,370
Electric - 0.38%
Adani Electricity Mumbai Ltd
3.95%, 02/12/2030
(g)
1,800 1,809
Enel SpA
8.75%, 09/24/2073
(g),(k)
320 372
USD Swap Semi-Annual 5 Year + 5.88%
GenOn Energy Inc - Escrow
0.00%, 10/15/2018
(e),(f),(h)
6,993 —
0.00%, 10/15/2020
(e),(f),(h)
6,143 —
Vistra Operations Co LLC
3.70%, 01/30/2027
(g)
1,210 1,229
$ 3,410
Engineering & Construction - 0.06%
GMR Hyderabad International Airport Ltd
5.38%, 04/10/2024 270 282
IHS Netherlands Holdco BV
7.13%, 03/18/2025
(g)
265 281
$ 563
Entertainment - 0.34%
Resorts World Las Vegas LLC / RWLV Capital
Inc
4.63%, 04/16/2029
(g)
2,800 3,033
Food - 0.55%
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
5.50%, 01/15/2030
(g)
465 488
Kraft Heinz Foods Co
4.38%, 06/01/2046 170 158
4.88%, 10/01/2049
(g)
270 266
5.00%, 06/04/2042 85 85
MARB BondCo PLC
7.00%, 03/15/2024 3,075 3,152
NBM US Holdings Inc
7.00%, 05/14/2026
(g)
795 831
$ 4,980

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
89
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services - 0.18%
Hadrian Merger Sub Inc
8.50%, 05/01/2026
(g)
$ 971 $ 993
Rede D'or Finance Sarl
4.50%, 01/22/2030
(g)
660 644
$ 1,637
Insurance - 0.36%
AIA Group Ltd
2.43%, 09/20/2021
(g)
515 515
3 Month USD LIBOR + 0.52%
Metropolitan Life Global Funding I
2.14%, 01/13/2023
(g)
600 602
United States Secured Overnight Financing
Rate + 0.57%
3.38%, 01/11/2022
(g)
835 865
New York Life Global Funding
2.95%, 01/28/2021
(g)
855 866
Reliance Standard Life Global Funding II
2.15%, 01/21/2023
(g)
355 362
$ 3,210
Internet - 0.10%
Uber Technologies Inc
7.50%, 09/15/2027
(g)
570 594
8.00%, 11/01/2026
(g),(i)
255 266
$ 860
Investment Companies - 0.09%
Ares Capital Corp
3.25%, 07/15/2025 750 767
Leisure Products & Services - 0.23%
Constellation Merger Sub Inc
8.50%, 09/15/2025
(g),(n)
2,449 2,106
Lodging - 0.21%
Boyd Gaming Corp
4.75%, 12/01/2027
(g)
430 424
Diamond Resorts International Inc
10.75%, 09/01/2024
(g)
180 186
Marriott International Inc/MD
2.13%, 10/03/2022 455 458
2.54%, 03/08/2021 845 849
3 Month USD LIBOR + 0.65%
$ 1,917
Media - 0.48%
Cable Onda SA
4.50%, 01/30/2030
(g)
205 209
Cengage Learning Inc
9.50%, 06/15/2024
(g)
1,548 1,348
Fox Corp
3.67%, 01/25/2022
(g)
910 948
iHeartCommunications Inc
4.75%, 01/15/2028
(g)
320 318
NBCUniversal Enterprise Inc
5.25%, 12/31/2099
(g),(j)
1,205 1,239
Ziggo BV
4.88%, 01/15/2030
(g)
215 223
$ 4,285
Mining - 0.10%
First Quantum Minerals Ltd
6.88%, 03/01/2026
(g)
205 192
Freeport-McMoRan Inc
4.13%, 03/01/2028
(o)
62 59
4.25%, 03/01/2030
(o)
122 114
Minera Mexico SA de CV
4.50%, 01/26/2050
(g)
490 494
$ 859
Miscellaneous Manufacturers - 0.12%
FXI Holdings Inc
7.88%, 11/01/2024
(g),(n)
1,182 1,111
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities - 3.43%
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033 $ 97 $ 100
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034 72 74
5.50%, 08/25/2034 81 84
Alternative Loan Trust 2004-J10
6.00%, 09/25/2034 181 187
Alternative Loan Trust 2005-J1
5.50%, 02/25/2025 82 84
Banc of America Alternative Loan Trust 2003-8
5.50%, 10/25/2033 73 75
Banc of America Funding 2005-7 Trust
5.75%, 11/25/2035 75 82
Banc of America Funding 2007-4 Trust
5.50%, 11/25/2034 98 99
Banc of America Mortgage 2005-A Trust
3.68%, 02/25/2035
(l)
25 25
CHL Mortgage Pass-Through Trust 2004-HYB4
4.10%, 09/20/2034
(l)
32 32
Citigroup Mortgage Loan Trust 2018-A
4.00%, 01/25/2068
(g),(l)
229 230
Citigroup Mortgage Loan Trust 2018-C
4.13%, 03/25/2059
(g),(l)
516 522
Citigroup Mortgage Loan Trust 2019-B
3.26%, 04/25/2066
(g),(l)
340 341
Connecticut Avenue Securities Trust 2019-R04
6.88%, 06/25/2039
(g)
280 313
1.00 x 1 Month USD LIBOR + 5.25%
Connecticut Avenue Securities Trust 2019-R07
5.03%, 10/25/2039
(g)
2,000 2,055
1.00 x 1 Month USD LIBOR + 3.40%
Connecticut Avenue Securities Trust 2020-R01
4.88%, 01/25/2040
(g)
260 260
1.00 x 1 Month USD LIBOR + 3.25%
CSFB Mortgage-Backed Pass-Through
Certificates Series 2003-27
5.75%, 11/25/2033 38 39
CSMC 2018-RPL2 Trust
4.03%, 08/25/2062
(g),(l)
559 558
CSMC 2019-RP10 Trust
3.32%, 12/26/2059
(g),(l)
293 297
DSLA Mortgage Loan Trust 2005-AR5
1.98%, 09/19/2045 134 109
1.00 x 1 Month USD LIBOR + 0.33%
Dukinfield II PLC
2.05%, 12/20/2052 GBP 286 369
1.00 x 3 Month GBP LIBOR + 1.25%
Fannie Mae Connecticut Avenue Securities
3.83%, 01/25/2030 $ 38 39
1.00 x 1 Month USD LIBOR + 2.20%
4.03%, 05/25/2030 65 66
1.00 x 1 Month USD LIBOR + 2.40%
5.88%, 01/25/2031 4,451 4,918
1.00 x 1 Month USD LIBOR + 4.25%
7.38%, 07/25/2029 1,215 1,444
1.00 x 1 Month USD LIBOR + 5.75%
Fannie Mae REMICS
4.47%, 05/25/2047
(m)
1,931 413
(1.00) x 1 Month USD LIBOR + 6.10%
4.57%, 12/25/2045
(m)
1,162 278
(1.00) x 1 Month USD LIBOR + 6.20%
Freddie Mac Stacr Remic Trust 2019-Hqa4
8.23%, 11/25/2049
(g)
530 572
1.00 x 1 Month USD LIBOR + 6.60%
Freddie Mac Stacr Remic Trust 2020-DNA1
6.88%, 01/25/2050
(g)
350 345
1.00 x 1 Month USD LIBOR + 5.25%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
90
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Freddie Mac STACR Remic Trust 2020-DNA2
6.46%, 02/25/2050
(g)
$ 470 $ 453
1.00 x 1 Month USD LIBOR + 4.80%
Freddie Mac STACR REMIC Trust 2020-HQA1
6.73%, 01/25/2050
(g)
220 216
1.00 x 1 Month USD LIBOR + 5.10%
Freddie Mac STACR Trust 2019-DNA4
7.88%, 10/25/2049
(g)
300 312
1.00 x 1 Month USD LIBOR + 6.25%
Freddie Mac STACR Trust 2019-HRP1
5.68%, 02/25/2049
(g)
270 290
1.00 x 1 Month USD LIBOR + 4.05%
Freddie Mac Structured Agency Credit Risk Debt
Notes
3.28%, 04/25/2024 60 61
1.00 x 1 Month USD LIBOR + 1.65%
3.43%, 07/25/2030 25 25
1.00 x 1 Month USD LIBOR + 1.80%
3.48%, 10/25/2027 218 219
1.00 x 1 Month USD LIBOR + 1.85%
3.83%, 02/25/2024 182 184
1.00 x 1 Month USD LIBOR + 2.20%
6.58%, 07/25/2029 1,369 1,563
1.00 x 1 Month USD LIBOR + 4.95%
10.43%, 03/25/2028 4,461 5,400
1.00 x 1 Month USD LIBOR + 8.80%
Gosforth Funding 2018-1 plc
2.13%, 08/25/2060
(g)
224 224
1.00 x 3 Month USD LIBOR + 0.45%
Grand Avenue Mortgage Loan Trust 2017-RPL1
3.25%, 08/25/2064
(g)
129 131
GSR Mortgage Loan Trust 2005-4F
6.50%, 02/25/2035 40 40
IndyMac INDX Mortgage Loan Trust 2004-AR7
2.85%, 09/25/2034 124 117
1.00 x 1 Month USD LIBOR + 1.22%
IndyMac INDX Mortgage Loan Trust 2005-AR11
3.61%, 08/25/2035
(l)
512 462
Lanark Master Issuer PLC
2.45%, 12/22/2069
(g)
254 255
1.00 x 3 Month USD LIBOR + 0.77%
Lehman XS Trust Series 2006-2N
1.89%, 02/25/2046 95 89
1.00 x 1 Month USD LIBOR + 0.26%
MASTR Alternative Loan Trust 2003-9
5.25%, 11/25/2033 39 40
MASTR Alternative Loan Trust 2004-5
5.50%, 06/25/2034 37 37
6.00%, 06/25/2034 46 47
MASTR Alternative Loan Trust 2004-8
6.00%, 09/25/2034 241 252
Merrill Lynch Mortgage Investors Trust Series
MLCC 2006-2
3.88%, 05/25/2036
(l)
15 16
OBX 2019-EXP3 Trust
3.50%, 10/25/2059
(g),(l)
262 268
RCO V Mortgage LLC 2019-1
3.72%, 05/24/2024
(g),(l)
516 521
Residential Asset Securitization Trust 2005-A8CB
5.38%, 07/25/2035 245 225
Sequoia Mortgage Trust 2018-CH1
4.00%, 02/25/2048
(g),(l)
131 135
Sequoia Mortgage Trust 2019-CH1
4.50%, 03/25/2049
(g),(l)
465 478
STACR Trust 2018-HRP2
4.03%, 02/25/2047
(g)
2,390 2,441
1.00 x 1 Month USD LIBOR + 2.40%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Structured Adjustable Rate Mortgage Loan Trust
1.94%, 07/25/2035 $ 575 $ 450
1.00 x 1 Month USD LIBOR + 0.31%
Toorak Mortgage Corp 2018-1 Ltd
4.34%, 08/25/2021
(g),(l)
1,880 1,900
$ 30,861
Oil & Gas - 0.92%
Aker BP ASA
3.75%, 01/15/2030
(g)
355 361
Bellatrix Exploration Ltd
0.00%, 09/11/2023
(e),(f),(h)
236 141
0.00%, PIK 12.50%, 12/15/2023
(e),(f),(h),(i),(p)
257 —
Bruin E&P Partners LLC
8.88%, 08/01/2023
(g)
675 358
California Resources Corp
8.00%, 12/15/2022
(g)
795 179
Cobalt International Energy Inc
0.00%, 12/01/2023
(e)
4,635 104
Gulfport Energy Corp
6.38%, 05/15/2025 705 224
Odebrecht Drilling Norbe VIII/IX Ltd
6.35%, 12/01/2021 1,549 1,545
Odebrecht Offshore Drilling Finance Ltd
6.72%, 12/01/2022 669 663
OGX Austria GmbH
0.00%, 06/01/2018
(e),(g)
600 —
0.00%, 04/01/2022
(e),(g)
1,100 —
Petrobras Global Finance BV
7.25%, 03/17/2044 125 154
Petroleos Mexicanos
6.49%, 01/23/2027
(g)
950 995
6.84%, 01/23/2030
(g)
2,200 2,297
6.84%, 01/23/2030 900 940
Whiting Petroleum Corp
6.63%, 01/15/2026 175 64
YPF SA
6.95%, 07/21/2027
(g)
240 192
11.14%, 07/07/2020
(g)
410 90
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 4.00%
$ 8,307
Other Asset Backed Securities - 5.63%
Accelerated Assets 2018-1 LLC
4.51%, 12/02/2033
(g)
162 169
Adams Outdoor Advertising LP
4.81%, 11/15/2048
(g)
759 809
AIG CLO 2018-1 Ltd
8.27%, 01/20/2032
(g)
2,640 2,445
1.00 x 3 Month USD LIBOR + 6.45%
AIM Aviation Finance Ltd
5.07%, 02/15/2040
(g),(l)
713 710
Ajax Mortgage Loan Trust 2017-B
3.16%, 09/25/2056
(g),(l)
275 278
Allegro CLO VI Ltd
4.59%, 01/17/2031
(g)
250 239
1.00 x 3 Month USD LIBOR + 2.75%
ALM VII R Ltd
8.97%, 10/15/2028
(g)
2,000 1,992
1.00 x 3 Month USD LIBOR + 7.14%
American Homes 4 Rent 2014-SFR2 Trust
5.15%, 10/17/2036
(g)
280 305
6.23%, 10/17/2036
(g)
695 771
American Homes 4 Rent 2014-SFR3 Trust
6.42%, 12/17/2036
(g)
900 1,008
American Homes 4 Rent 2015-SFR1
5.64%, 04/17/2052
(g)
1,045 1,155

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
91
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Apidos CLO XXII
7.82%, 10/20/2027
(g)
$ 750 $ 750
1.00 x 3 Month USD LIBOR + 6.00%
Apidos CLO XXIII
3.60%, 04/15/2033
(g)
370 370
1.00 x 3 Month USD LIBOR + 2.00%
Ascentium Equipment Receivables 2017-2 Trust
2.87%, 08/10/2022
(g)
80 82
Avery Point VII CLO Ltd
8.43%, 01/15/2028
(g)
1,400 1,387
1.00 x 3 Month USD LIBOR + 6.60%
Bayview Opportunity Master Fund IVa Trust
2019-RN2
3.97%, 03/28/2034
(g),(l)
75 77
BCC Funding XIV LLC
6.00%, 04/21/2025
(g)
250 258
Blackbird Capital Aircraft Lease Securitization
Ltd 2016-1
4.21%, 12/16/2041
(g),(l)
206 211
5.68%, 12/16/2041
(g),(l)
569 588
Bowman Park CLO Ltd
7.08%, 11/23/2025
(g)
1,000 997
1.00 x 3 Month USD LIBOR + 5.40%
Cairn CLO XI DAC
6.77%, 07/15/2035
(g)
EUR 360 397
1.00 x 3 Month Euro Interbank Offered
Rate + 6.77%
Carlyle Global Market Strategies Euro CLO
2015-1 Ltd
3.40%, 01/16/2033
(g)
2,205 2,434
1.00 x 3 Month Euro Interbank Offered
Rate + 3.40%
5.50%, 01/16/2033
(g)
882 940
1.00 x 3 Month Euro Interbank Offered
Rate + 5.50%
CCG Receivables Trust 2018-1
3.42%, 06/16/2025
(g)
$ 100 102
Coinstar Funding LLC Series 2017-1
5.22%, 04/25/2047
(g)
705 734
Colony American Finance 2015-1 Ltd
5.65%, 10/15/2047
(g)
550 561
Colony American Finance 2016-1 Ltd
4.64%, 06/15/2048
(g),(l)
260 263
CVP Cascade CLO-2 Ltd
3.02%, 07/18/2026
(g)
335 335
1.00 x 3 Month USD LIBOR + 1.20%
DB Master Finance LLC
4.35%, 05/20/2049
(g)
208 224
Diamond Resorts Owner Trust
6.07%, 10/22/2029
(g)
79 82
Diamond Resorts Owner Trust 2018-1
4.53%, 01/21/2031
(g)
277 288
Diamond Resorts Owner Trust 2019-1
3.53%, 02/20/2032
(g)
284 290
Domino's Pizza Master Issuer LLC
4.12%, 07/25/2047
(g)
327 350
4.12%, 07/25/2048
(g)
49 52
Driven Brands Funding LLC
4.74%, 04/20/2048
(g)
167 179
Dryden 33 Senior Loan Fund
8.80%, 04/15/2029
(g)
700 697
1.00 x 3 Month USD LIBOR + 6.97%
Dryden 63 GBP CLO 2018 BV
3.62%, 10/15/2032
(g)
GBP 2,060 2,625
1.00 x 3 Month GBP LIBOR + 2.90%
5.23%, 10/15/2032
(g)
1,052 1,347
1.00 x 3 Month GBP LIBOR + 4.50%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Elevation CLO 2015-4 Ltd
2.81%, 04/18/2027
(g)
$ 242 $ 242
1.00 x 3 Month USD LIBOR + 0.99%
Fairstone Financial Issuance Trust I
3.95%, 03/21/2033
(g)
CAD 515 388
Five Guys Funding LLC
4.60%, 07/25/2047
(g)
$ 462 492
GCA2014 Holdings Ltd - Class C
6.00%, 01/05/2030
(f),(g),(h)
658 548
GCA2014 Holdings Ltd - Class D
7.50%, 01/05/2030
(f),(g),(h)
295 175
GCA2014 Holdings Ltd - Class E
0.00%, 01/05/2030
(e),(f),(g),(h)
1,030 —
Global Container Assets Ltd
4.50%, 02/05/2030
(g)
226 226
Halcyon Loan Advisors Funding 2014-2 Ltd
2.98%, 04/28/2025
(g)
146 146
1.00 x 3 Month USD LIBOR + 1.18%
Harbour Aircraft Investments Ltd
8.00%, 11/15/2037 574 581
HPEFS Equipment Trust 2020-1
2.26%, 02/20/2030
(g)
115 116
Invitation Homes 2018-SFR1 Trust
3.66%, 03/17/2037
(g)
470 470
1.00 x 1 Month USD LIBOR + 2.00%
Invitation Homes 2018-SFR2 Trust
3.66%, 06/17/2037
(g)
835 831
1.00 x 1 Month USD LIBOR + 2.00%
Invitation Homes 2018-SFR4 Trust
3.31%, 01/17/2038
(g)
210 209
1.00 x 1 Month USD LIBOR + 1.65%
Jamestown CLO VII Ltd
2.62%, 07/25/2027
(g)
468 467
1.00 x 3 Month USD LIBOR + 0.83%
Kestrel Aircraft Funding Ltd
4.25%, 12/15/2038
(g)
359 374
KKR Clo 25 Ltd
8.37%, 04/15/2032
(g)
640 598
1.00 x 3 Month USD LIBOR + 6.54%
Legacy Mortgage Asset Trust 2019-GS3
3.75%, 04/25/2059
(g),(l)
366 372
Madison Park Funding XII Ltd
3.47%, 07/20/2026
(g)
250 250
1.00 x 3 Month USD LIBOR + 1.65%
MAPS 2018-1 Ltd
4.21%, 05/15/2043
(g)
657 681
Marlette Funding Trust 2019-1
3.44%, 04/16/2029
(g)
148 150
Marlette Funding Trust 2019-3
2.69%, 09/17/2029
(g)
162 163
Mountain View CLO X Ltd
2.67%, 10/13/2027
(g)
608 606
1.00 x 3 Month USD LIBOR + 0.82%
Neuberger Berman CLO XIV Ltd
3.52%, 01/28/2030
(g)
365 365
1.00 x 3 Month USD LIBOR + 1.90%
OCP CLO 2015-10 Ltd
2.61%, 10/26/2027
(g)
341 340
1.00 x 3 Month USD LIBOR + 0.82%
Octagon Investment Partners XVI Ltd
7.59%, 07/17/2030
(g)
500 454
1.00 x 3 Month USD LIBOR + 5.75%
OHA Credit Funding 5 Ltd
0.00%, 04/18/2033
(e),(g),(o)
420 420
1.00 x 3 Month USD LIBOR + 2.00%
OHA Loan Funding 2016-1 Ltd
3.68%, 01/20/2033
(g)
345 345
1.00 x 3 Month USD LIBOR + 1.95%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
92
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
OneMain Financial Issuance Trust 2015-3
4.16%, 11/20/2028
(g)
$ 790 $ 796
OneMain Financial Issuance Trust 2019-1
4.22%, 02/14/2031
(g)
620 642
Oxford Finance Funding 2019-1 LLC
4.46%, 02/15/2027
(g)
145 149
Parallel 2015-1 Ltd
2.67%, 07/20/2027
(g)
531 530
1.00 x 3 Month USD LIBOR + 0.85%
Parallel 2017-1 Ltd
3.71%, 07/20/2029
(g)
305 305
1.00 x 3 Month USD LIBOR + 2.00%
Parallel 2018-2 Ltd
3.97%, 10/20/2031
(g)
480 465
1.00 x 3 Month USD LIBOR + 2.15%
Planet Fitness Master Issuer LLC
3.86%, 12/05/2049
(g)
275 287
4.26%, 09/05/2048
(g)
597 618
Progress Residential 2017-SFR2 Trust
4.14%, 12/17/2034
(g)
100 101
Progress Residential 2018-SFR2 Trust
4.66%, 08/17/2035
(g)
100 103
Progress Residential 2019-SFR1 Trust
4.47%, 08/17/2035
(g)
420 438
Prosper Pass-Thru Trust II Series 2019-St2
0.00%, 11/15/2025
(e),(f),(g)
1,190 1,104
0.00%, 11/15/2025
(e),(f),(g)
595 431
PRPM 2018-1 LLC
5.00%, 04/25/2023
(g),(l)
200 201
PRPM 2019-4 LLC
3.35%, 11/25/2024
(g),(l)
204 206
PRPM 2020-1 LLC
2.98%, 02/25/2025
(g),(l)
145 146
Republic FInance Issuance Trust 2019-A
3.43%, 11/22/2027
(g)
490 501
Rockford Tower CLO 2017-2 Ltd
1.90%, 10/15/2029
(g),(o)
295 295
1.00 x 3 Month USD LIBOR + 1.90%
SCF Equipment Leasing 2018-1 LLC
4.21%, 04/20/2027
(g)
795 816
S-Jets 2017-1 Ltd
3.97%, 08/15/2042
(g)
773 796
Sofi Consumer Loan Program 2018-2 Trust
3.35%, 04/26/2027
(g)
312 314
Sound Point Clo XV Ltd
7.77%, 01/23/2029
(g)
1,500 1,335
1.00 x 3 Month USD LIBOR + 5.96%
Sprite 2017-1 Ltd
5.75%, 12/15/2037
(g)
248 260
Staniford Street CLO Ltd
3.07%, 06/15/2025
(g)
195 195
1.00 x 3 Month USD LIBOR + 1.18%
TAL Advantage V LLC
3.55%, 11/20/2038
(g)
197 199
Thunderbolt Aircraft Lease Ltd
5.75%, 05/17/2032
(g),(l)
164 172
Towd Point Mortgage Trust
2.50%, 11/25/2060
(g),(l)
234 235
Towd Point Mortgage Trust 2019-4
2.90%, 10/25/2059
(g),(l)
441 459
Tricon American Homes 2019-SFR1 Trust
2.75%, 03/17/2038
(g)
220 230
Venture XX CLO Ltd
2.65%, 04/15/2027
(g)
195 194
1.00 x 3 Month USD LIBOR + 0.82%
Venture XXI CLO Ltd
2.71%, 07/15/2027
(g)
447 446
1.00 x 3 Month USD LIBOR + 0.88%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
VOLT LXXXVII LLC
2.98%, 02/25/2050
(g),(l)
$ 453 $ 455
WAVE 2017-1 Trust
5.68%, 11/15/2042
(g)
244 255
Wendy's Funding LLC
4.08%, 06/15/2049
(g)
85 89
Wingstop Funding 2018-1 LLC
4.97%, 12/05/2048
(g)
154 160
York CLO-2 Ltd
3.65%, 01/22/2031
(g)
250 242
1.00 x 3 Month USD LIBOR + 1.85%
$ 50,680
Pharmaceuticals - 0.33%
CVS Health Corp
2.60%, 03/09/2021 1,385 1,389
3 Month USD LIBOR + 0.72%
Teva Pharmaceutical Finance Netherlands II BV
6.00%, 01/31/2025
(g)
EUR 190 218
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/2046 $ 1,420 1,104
7.13%, 01/31/2025
(g)
210 221
$ 2,932
Pipelines - 0.12%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029
(g)
630 631
Midwest Connector Capital Co LLC
3.63%, 04/01/2022
(g)
410 423
$ 1,054
Real Estate - 1.15%
Arabian Centres Sukuk Ltd
5.38%, 11/26/2024
(g)
3,450 3,567
CFLD Cayman Investment Ltd
6.50%, 12/21/2020 200 201
China Evergrande Group
8.25%, 03/23/2022 925 870
Country Garden Holdings Co Ltd
4.75%, 07/25/2022 975 981
4.75%, 09/28/2023 650 651
Easy Tactic Ltd
8.13%, 02/27/2023 200 197
Greenland Global Investment Ltd
5.88%, 07/03/2024 225 217
Kaisa Group Holdings Ltd
8.50%, 06/30/2022 1,650 1,639
11.95%, 10/22/2022
(g)
210 225
Sunac China Holdings Ltd
7.25%, 06/14/2022 200 205
7.88%, 02/15/2022 1,531 1,579
$ 10,332
Regional Authority - 0.07%
Provincia de Buenos Aires/Government Bonds
38.13%, 04/12/2025
(g)
ARS 11,045 97
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 3.75%
43.08%, 05/31/2022 51,665 496
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 3.83%
$ 593
REITs - 0.03%
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.25%, 02/01/2027
(g)
$ 280 266
Retail - 0.28%
1011778 BC ULC / New Red Finance Inc
4.38%, 01/15/2028
(g)
565 562

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
93
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Staples Inc
10.75%, 04/15/2027
(g),(n)
$ 2,048 $ 1,961
$ 2,523
Semiconductors - 0.09%
Broadcom Inc
4.75%, 04/15/2029
(g)
685 766
Software - 0.18%
Adobe Inc
1.70%, 02/01/2023 1,160 1,176
MSCI Inc
3.63%, 09/01/2030
(g),(o)
265 265
4.00%, 11/15/2029
(g)
155 161
$ 1,602
Sovereign - 9.39%
1MDB Global Investments Ltd
4.40%, 03/09/2023 4,100 3,977
Argentina POM Politica Monetaria
51.19%, 06/21/2020 ARS 6,725 72
Argentina Blended Historical Policy Rate
+ 0.00%
Argentine Republic Government International
Bond
3.88%, 01/15/2022 EUR 66 32
5.00%, 01/15/2027 1,800 778
5.25%, 01/15/2028 6,490 2,794
5.88%, 01/11/2028 $ 1,300 523
6.63%, 07/06/2028 3,750 1,608
Bahrain Government International Bond
5.63%, 09/30/2031
(g)
2,350 2,435
Bonos de la Tesoreria de la Republica
1.90%, 09/01/2030 CLP 5,380,743 7,298
Costa Rica Government International Bond
4.25%, 01/26/2023 $ 1,880 1,875
6.13%, 02/19/2031 2,742 2,831
7.00%, 04/04/2044
(n)
1,673 1,715
Dominican Republic International Bond
5.88%, 01/30/2060
(g)
1,500 1,489
6.00%, 07/19/2028
(n)
2,253 2,490
6.40%, 06/05/2049 298 316
Egypt Government International Bond
5.63%, 04/16/2030 EUR 3,850 4,256
Export-Import Bank of Korea
2.47%, 06/25/2022 $ 650 653
3 Month USD LIBOR + 0.53%
Ghana Government International Bond
6.38%, 02/11/2027
(g)
3,300 3,266
Hellenic Republic Treasury Bill
0.00%, 06/12/2020
(e)
EUR 1,124 1,241
Ivory Coast Government International Bond
5.25%, 03/22/2030 3,319 3,733
Kenya Government International Bond
7.00%, 05/22/2027
(g)
$ 3,400 3,586
Mexican Bonos
7.75%, 11/13/2042 MXN 53,200 2,891
Montenegro Government International Bond
5.75%, 03/10/2021 EUR 2,282 2,655
Peru Government Bond
6.15%, 08/12/2032
(g)
PEN 9,875 3,282
Peruvian Government International Bond
6.90%, 08/12/2037 11,150 3,930
Republic of Italy Government International Bond
2.38%, 10/17/2024 $ 412 414
Republic of South Africa Government Bond
8.00%, 01/31/2030 ZAR 41,143 2,446
8.88%, 02/28/2035 18,238 1,075
10.50%, 12/21/2026 36,732 2,632
Romanian Government International Bond
3.38%, 01/28/2050
(g)
EUR 2,850 3,256
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Russian Federal Bond - OFZ
7.05%, 01/19/2028 RUB 444,350 $ 6,971
Turkey Government International Bond
6.88%, 03/17/2036
(n)
$ 497 492
Ukraine Government Bond
16.00%, 08/11/2021 UAH 51,750 2,259
Ukraine Government International Bond
0.00%, 05/31/2040
(e),(l)
$ 1,870 1,846
4.38%, 01/27/2030
(g)
EUR 3,300 3,434
$ 84,551
Student Loan Asset Backed Securities - 0.31%
Education Funding Trust Trust
2.79%, 07/25/2041
(g)
$ 394 401
Navient Private Education Refi Loan Trust
2018-A
3.68%, 02/18/2042
(g)
140 148
Navient Private Education Refi Loan Trust 2019-F
3.12%, 08/15/2068
(g)
445 465
Navient Private Education Refi Loan Trust
2019-G
3.08%, 10/15/2068
(g)
105 109
SLM Private Credit Student Loan Trust 2003-A
5.05%, 06/15/2032 239 239
1.00 x US 28 Day Auction Rate + 0.00%
SLM Private Credit Student Loan Trust 2003-B
4.59%, 03/15/2033 50 50
1.00 x US 28 Day Auction Rate + 0.00%
5.04%, 03/15/2033 500 499
1.00 x US 28 Day Auction Rate + 0.00%
SMB Private Education Loan Trust 2015-C
3.50%, 09/15/2043
(g)
100 105
SMB Private Education Loan Trust 2017-B
2.41%, 10/15/2035
(g)
255 255
1.00 x 1 Month USD LIBOR + 0.75%
SMB Private Education Loan Trust 2018-C
4.00%, 11/17/2042
(g)
100 110
SoFi Professional Loan Program 2015-C LLC
3.58%, 08/25/2036
(g)
39 40
Sofi Professional Loan Program 2016-A LLC
3.57%, 01/26/2038
(g)
217 222
SoFi Professional Loan Program 2020-ATrust
3.12%, 05/15/2046
(g)
160 169
$ 2,812
Supranational Bank - 0.62%
African Export-Import Bank/The
3.99%, 09/21/2029
(g)
1,700 1,775
Banque Ouest Africaine de Developpement
5.00%, 07/27/2027
(g)
200 217
5.00%, 07/27/2027 1,900 2,059
Eastern & Southern African Trade &
Development Bank
4.88%, 05/23/2024 1,425 1,510
$ 5,561
Telecommunications - 0.98%
Bharti Airtel Ltd
4.38%, 06/10/2025 200 214
C&W Senior Financing DAC
7.50%, 10/15/2026
(g)
1,850 1,943
Front Range BidCo Inc
4.00%, 03/01/2027
(g),(o)
35 34
6.13%, 03/01/2028
(g),(o)
18 18
Gogo Intermediate Holdings LLC / Gogo Finance
Co Inc
9.88%, 05/01/2024
(g),(n)
2,000 2,034
Intrado Corp
8.50%, 10/15/2025
(g)
1,912 1,286
Kenbourne Invest SA
6.88%, 11/26/2024
(g)
355 362

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
94
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Millicom International Cellular SA
5.13%, 01/15/2028
(g)
$ 200 $ 206
MTN Mauritius Investments Ltd
5.37%, 02/13/2022 2,610 2,708
T-Mobile US Inc
0.00%, 02/01/2028
(e),(f),(h)
706 —
$ 8,805
Transportation - 0.08%
FedEx Corp
3.40%, 01/14/2022 675 699
TOTAL BONDS $ 347,440
CONVERTIBLE BONDS - 0.26%
Principal
Amount (000's) Value (000's)
Biotechnology - 0.05%
BioMarin Pharmaceutical Inc
0.60%, 08/01/2024 455 498
Healthcare - Services - 0.04%
NMC Health Jersey Ltd
1.88%, 04/30/2025 800 360
Media - 0.11%
DISH Network Corp
2.38%, 03/15/2024 555 516
3.38%, 08/15/2026 480 463
$ 979
Oil & Gas - 0.01%
Chesapeake Energy Corp
5.50%, 09/15/2026 190 50
Telecommunications - 0.04%
CalAmp Corp
2.00%, 08/01/2025 405 342
Trucking & Leasing - 0.01%
Greenbrier Cos Inc/The
2.88%, 02/01/2024 80 74
TOTAL CONVERTIBLE BONDS $ 2,303
MUNICIPAL BONDS - 0.06%
Principal
Amount (000's) Value (000's)
Massachusetts - 0.06%
Massachusetts Educational Financing Authority
3.85%, 05/25/2033 $ 529 $ 561
TOTAL MUNICIPAL BONDS $ 561
SENIOR FLOATING RATE INTERESTS
- 1.70%
Principal
Amount (000's) Value (000's)
Advertising - 0.01%
Lamar Media Corp
3.17%, 01/29/2027
(q)
$ 90 $ 90
1 Month USD LIBOR + 1.50%
Automobile Parts & Equipment - 0.15%
American Axle & Manufacturing Inc
3.88%, 03/08/2024
(q)
403 392
3 Month USD LIBOR + 2.25%
GC EOS Buyer Inc
6.15%, 06/27/2025
(q)
980 958
3 Month USD LIBOR + 3.25%
$ 1,350
Building Materials - 0.07%
Airxcel Inc
10.35%, 04/27/2026
(q)
282 252
3 Month USD LIBOR + 8.75%
Ingersoll-Rand Services Co
0.00%, 02/05/2027
(q),(r)
110 108
1 Month USD LIBOR + 1.75%
JELD-WEN Inc
3.94%, 12/14/2024
(q)
300 298
3 Month USD LIBOR + 2.00%
$ 658
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Chemicals - 0.14%
ASP Unifrax Holdings Inc
10.63%, 12/14/2026
(q)
$ 637 $ 572
3 Month USD LIBOR + 8.50%
Polymer Additives Inc
7.78%, 07/25/2025
(q)
964 694
3 Month USD LIBOR + 6.00%
$ 1,266
Commercial Services - 0.14%
Digital Room Holdings Inc
6.60%, 05/08/2026
(q)
240 224
3 Month USD LIBOR + 5.00%
Imagine! Print Solutions Inc
10.36%, 06/21/2023
(q)
427 61
3 Month USD LIBOR + 8.75%
PSC Industrial Outsourcing LP
10.16%, 10/13/2025
(q)
980 938
3 Month USD LIBOR + 8.50%
$ 1,223
Computers - 0.21%
Electronics For Imaging Inc
6.94%, 07/02/2026
(q)
374 344
3 Month USD LIBOR + 5.00%
McAfee LLC
10.10%, 09/29/2025
(q)
1,435 1,433
3 Month USD LIBOR + 3.25%
Reynolds Consumer
3.50%, 01/29/2027
(q)
90 89
1 Month USD LIBOR + 1.75%
$ 1,866
Diversified Financial Services - 0.02%
4L Technologies
9.16%, 02/05/2024
(q)
205 201
1 Month USD LIBOR + 7.50%
Engineering & Construction - 0.06%
Qualtek USA LLC
8.03%, 07/18/2025
(q)
581 567
1 Month USD LIBOR + 6.25%
Entertainment - 0.13%
Deluxe Entertainment Services Group Inc
6.94%, 03/25/2024
(q)
609 625
1 Month USD LIBOR + 6.50%
7.94%, 09/25/2024
(q)
782 567
1 Month USD LIBOR + 8.50%
$ 1,192
Environmental Control - 0.03%
Innovative Water Care Global Corp
6.94%, 02/27/2026
(q)
368 291
3 Month USD LIBOR + 5.00%
Home Furnishings - 0.05%
TGP Holdings III LLC
10.28%, 09/25/2025
(q)
516 469
3 Month USD LIBOR + 8.50%
Insurance - 0.11%
AIS Holdco LLC
6.79%, 08/15/2025
(q)
12 11
3 Month USD LIBOR + 5.00%
Confie Seguros Holding II Co
10.41%, 10/31/2025
(q)
979 925
3 Month USD LIBOR + 8.50%
$ 936
Internet - 0.03%
Uber Technologies Inc
5.11%, 07/13/2023
(q)
275 272
3 Month USD LIBOR + 3.50%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
95
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media - 0.08%
MediArena Acquisition BV
10.91%, 08/13/2022
(q)
$ 491 $ 490
3 Month USD LIBOR + 2.25%
Ziggo BV
3.00%, 01/17/2029
(q)
EUR 235 254
3 Month Euro Interbank Offered Rate +
3.00%
$ 744
Oil & Gas - 0.04%
California Resources Corp
6.36%, 11/14/2022
(q)
$ 184 156
1 Month USD LIBOR + 4.75%
Gavilan Resources LLC
7.65%, 03/01/2024
(q)
680 227
3 Month USD LIBOR + 6.00%
$ 383
Oil & Gas Services - 0.14%
McDermott Technology Americas Inc
10.72%, 10/21/2020
(q)
360 364
1 Month USD LIBOR + 9.00%
11.97%, 10/21/2021
(q)
800 870
1 Month USD LIBOR + 10.00%
$ 1,234
Pharmaceuticals - 0.02%
Elanco Animal Health
0.00%, 02/04/2027
(q),(r)
180 178
Pipelines - 0.14%
Southcross Energy
0.00%, 01/06/2025
(f),(q),(r)
663 499
10.65%, 01/06/2025
(q)
769 784
1 Month USD LIBOR + 9.00%
$ 1,283
Real Estate - 0.00%
Toys R Us Property Co I LLC
0.00%, 02/04/2024
(e),(q)
10 10
0.00%, 02/04/2024
(e),(q)
3 3
$ 13
REITs - 0.07%
Iron Mountain Inc
3.40%, 01/02/2026
(q)
607 591
3 Month USD LIBOR + 1.75%
Retail - 0.06%
Spencer Spirit IH LLC
7.63%, 06/12/2026
(q)
489 488
3 Month USD LIBOR + 5.50%
TOTAL SENIOR FLOATING RATE INTERESTS $ 15,295
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 51.61%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 2.28%
2.50%, 04/01/2050
(s)
$ 20,168 $ 20,554
U.S. Treasury - 46.65%
1.13%, 02/28/2022
(o)
6,898 6,931
1.25%, 10/31/2021
(n)
20,120 20,221
1.50%, 02/15/2030 1,881 1,947
1.63%, 12/31/2021
(n)
26 26
1.63%, 12/15/2022
(n)
7,528 7,682
1.63%, 09/30/2026
(n)
48,841 50,697
1.63%, 10/31/2026
(n)
43,386 45,040
1.75%, 11/15/2029
(n)
2,868 3,030
1.88%, 03/31/2022
(n)
18,234 18,599
1.88%, 09/30/2022
(n)
11,272 11,559
2.13%, 05/15/2022
(n)
50,093 51,435
2.13%, 11/30/2024
(n)
48,717 51,425
2.25%, 03/31/2021
(n)
13,602 13,774
2.50%, 01/15/2022
(n)
26,693 27,473
2.50%, 02/15/2022
(n)
18,234 18,795
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.63%, 12/31/2023
(n)
$ 36,039 $ 38,365
2.75%, 05/31/2023
(n)
13,414 14,210
2.88%, 07/31/2025
(n)
17,215 18,949
2.88%, 05/15/2043
(n)
3,622 4,485
3.00%, 11/15/2045
(n)
7,353 9,381
3.75%, 11/15/2043
(n)
4,107 5,812
$ 419,836
U.S. Treasury Bill - 1.59%
1.47%, 03/19/2020
(n),(t)
4,000 3,997
1.47%, 12/03/2020
(t)
1,200 1,191
1.50%, 11/05/2020
(t)
3,100 3,077
1.52%, 09/10/2020
(t)
2,280 2,266
1.53%, 10/08/2020
(t)
2,285 2,270
1.90%, 06/18/2020
(t),(u)
1,470 1,465
$ 14,266
U.S. Treasury Inflation-Indexed Obligations - 1.09%
0.13%, 10/15/2024
(n)
4,861 4,995
0.50%, 04/15/2024
(n)
4,694 4,857
$ 9,852
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 464,508
REPURCHASE AGREEMENTS - 28.24%
Maturity
Amount (000's) Value (000's)
Banks - 28.24%
Barclays Repurchase Agreement on securities sold
short; 1.25% traded 10/23/2019 (collateralized
by Comision Federal de Electricidad;
$4,993,401; 6.13%; dated 06/16/45)
(v)
$ 3,982 $ 3,964
Merrill Lynch Repurchase Agreement on
securities sold short; 1.25% traded 02/28/2020
maturing 03/02/2020 (collateralized by United
States Treasury Note/Bond; $23,952,498;
1.38%; dated 01/31/25)
23,355 23,354
Merrill Lynch Repurchase Agreement on
securities sold short; 1.25% traded 02/04/2020
(collateralized by Argentine Republic
Government International Bond; $2,930,006;
7.50%; dated 04/22/26)
(v)
3,137 3,135
Merrill Lynch Repurchase Agreement on
securities sold short; 1.30% traded 02/14/2020
(collateralized by Colombia Government
International Bond; $1,332,276; 5.00%; dated
06/15/45)
(v)
1,331 1,331
Merrill Lynch Repurchase Agreement on
securities sold short; 1.30% traded 02/19/2020
(collateralized by Mexico Government
International Bond; $2,743,932; 3.75%; dated
01/11/28)
(v)
2,738 2,737
Merrill Lynch Repurchase Agreement on
securities sold short; 1.45% traded 09/26/2019
(collateralized by Republic of South Africa
Government International Bond; $3,264,818;
4.85%; dated 09/27/27)
(v)
3,210 3,190
Merrill Lynch Repurchase Agreement on
securities sold short; 1.51% traded 02/28/2020
maturing 03/02/2020 (collateralized by United
States Treasury Note/Bond; $5,562,167;
2.38%; dated 11/15/49)
5,074 5,074
Merrill Lynch Repurchase Agreement on
securities sold short; 1.51% traded 02/28/2020
maturing 03/02/2020 (collateralized by United
States Treasury Note/Bond; $50,365,487;
1.75%; dated 12/31/24)
49,122 49,117
Merrill Lynch Repurchase Agreement on
securities sold short; 1.54% traded 02/28/2020
maturing 03/02/2020 (collateralized by United
States Treasury Note/Bond; $38,433,128;
1.50%; dated 01/31/27)
37,248 37,245

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
96
REPURCHASE AGREEMENTS (continued)
Maturity
Amount (000’s) Value (000’s)
Banks (continued)
Merrill Lynch Repurchase Agreement on
securities sold short; 1.59% traded 02/28/2020
maturing 03/02/2020 (collateralized by United
States Treasury Note/Bond; $31,235,127;
2.38%; dated 05/15/27)
$ 30,191 $ 30,189
Merrill Lynch Repurchase Agreement on
securities sold short; 1.59% traded 02/28/2020
maturing 03/02/2020 (collateralized by United
States Treasury Inflation Indexed Bonds;
$3,071,477; 0.25%; dated 07/15/29)
2,997 2,996
Merrill Lynch Repurchase Agreement on
securities sold short; 1.59% traded 02/28/2020
maturing 03/02/2020 (collateralized by United
States Treasury Note/Bond; $19,622,776;
1.75%; dated 12/31/26)
18,994 18,993
Merrill Lynch Repurchase Agreement on
securities sold short; 1.59% traded 02/28/2020
maturing 03/02/2020 (collateralized by United
States Treasury Note/Bond; $30,088,481;
1.50%; dated 01/15/23)
29,666 29,664
Merrill Lynch Repurchase Agreement on
securities sold short; 1.60% traded 02/28/2020
maturing 03/02/2020 (collateralized by United
States Treasury Note/Bond; $22,775,366;
1.50%; dated 09/15/22)
22,471 22,469
Merrill Lynch Repurchase Agreement on
securities sold short; 1.61% traded 02/28/2020
maturing 03/02/2020 (collateralized by United
States Treasury Note/Bond; $20,537,147;
1.50%; dated 10/31/24)
20,035 20,033
Merrill Lynch Repurchase Agreement on
securities sold short; 2.00% traded 08/02/2019
(collateralized by Turkey Government
International Bond; $691,852; 11.88%; dated
01/15/30)
(v)
688 680
$ 254,171
TOTAL REPURCHASE AGREEMENTS $ 254,171
TOTAL PURCHASED OPTIONS - 0.46% $ 4,136
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.12% $ 1,044
Total Investments $ 1,558,95 0
Other Assets and Liabilities -  (73.22)% (658,9 59 )
TOTAL NET ASSETS - 100.00% $ 899,991
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was pledged as collateral for short sales.
At the end of the period, the value of these securities totaled $109,532 or
12.17% of net assets.
(c) All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(e) Non-income producing security
(f) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy.
At the end of the period, the fair value of these securities totaled $10,567 or
1.17% of net assets.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $189,629 or 21.07% of net assets.
(h) The value of these investments was determined using significant unobservable inputs.
(i) Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(j) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(k) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(l) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(m) Security is an Interest Only Strip.
(n) Security or portion of the security was pledged as collateral for reverse repurchase agreements. At the end of the period, the value of these securities totaled $405,662 or 45.07% of net assets.
(o) Security purchased on a when-issued basis.
(p) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(q) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(r) This Senior Floating Rate Note will settle after February 29, 2020, at which time the interest rate will be determined.
(s) Security was purchased in a "to-be-announced" ("TBA") transaction.  See
Notes to Financial Statements for additional information.
(t) Rate shown is the discount rate of the original purchase.
(u) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $847 or 0.09% of net assets.
(v) Although the maturity date of the repurchase agreement is open-ended through the maturity date of the collateral, the Fund has a right to terminate the repurchase agreement and demand repayment from the counterparty at any time with two days' notice or less. During periods of high demand for the collateral security, the fund may also pay the counterparty a fee.
Portfolio Summary  (unaudited)
Sector Percent
Government 59.41%
Financial 39.48%
Money Market Funds 13.51%
Mortgage Securities 10.77%
Consumer, Non-cyclical 10.06%
Asset Backed Securities 8.47%
Consumer, Cyclical 6.78%
Industrial 6.28%
Technology 6.14%
Communications 5.55%
Energy 2.87%
Basic Materials 2.05%
Utilities 1.19%
Purchased Options 0.46%
Purchased Interest Rate Swaptions 0.12%
Revenue Bonds 0.06%
Diversified 0.02%
Investment Companies 0.00%
Investments Sold Short (46.55)%
Other Assets and Liabilities
(26.67)%
TOTAL NET ASSETS
100.00%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
97
Affiliated Securities August 31, 2019 Purchases Sales February 29, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 1.43% $ 151,384 $ 665,977 $ 709,775 $ 107,586
$ 151,384 $ 665,977 $ 709,775 $ 107,586
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.43% $ 911 $ — $ — $ —
$ 911 $ — $ — $ —
Amounts in thousands.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Airbnb Inc - Series E   0.00% 06/24/2015 $ 157 $ 200 0.02%
Bellatrix Exploration Ltd   0.00%, PIK 12.50%, 12/15/2023 06/03/2019 153 — 0.00%
DraftKings Inc 12/04/2014 89 280 0.03%
Element Comm Aviation 06/15/2015 2,800 2,505 0.28%
Forward Venture Services LLC   0.00% 11/20/2014 102 184 0.02%
Jand Inc 04/23/2015 19 27 0.00%
Jand Inc   0.00% 04/23/2015 43 60 0.01%
Klarna Holding AB 08/07/2015 89 190 0.02%
Marklogic Corp   0.00% 04/27/2015 172 131 0.01%
Uber Technologies Inc   8.00%, 11/01/2026 10/18/2018 - 12/04/2019 260 266 0.03%
Veracode Inc   0.00% 04/18/2017 24 3 0.00%
WE Company Common Class A 12/08/2014 6 3 0.00%
WE Company Preferred D-1   0.00% 12/08/2014 81 54 0.01%
WE Company Preferred D-2   0.00% 12/08/2014 64 43 0.00%
Total $ 3,946 0.43%
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - MAXIS Nikkei 225 Index N/A 13 JPY 13 JPY 24,750.00 03/16/2020 $ 25 $ — $ (25)
Put - S&P 500 Index N/A 37 $ 4 $ 2,775.00 09/21/2020 467 547 80
Put - S&P 500 Index N/A 37 4 $ 2,850.00 03/23/2020 328 300 (28)
Put - S&P 500 Index N/A 40 4 $ 2,875.00 12/21/2020 460 841 381
Put - S&P 500 Index N/A 52 5 $ 3,000.00 06/22/2020 310 972 662
Put - S&P 500 Index N/A 21 2 $ 3,200.00 03/23/2020 67 556 489
Call - EUR versus NOK Goldman Sachs & Co 1 EUR 1,971 EUR 10.00 03/03/2020 12 82 70
Call - EUR versus RON Societe Generale 1 2,577 EUR 4.92 05/15/2020 17 6 (11)
Call - EUR versus RON BNP Paribas 1 1,718 EUR 4.92 05/15/2020 11 4 (7)
Call - EUR versus USD Barclays Bank PLC 1 6,428 EUR 1.23 03/31/2020 61 — (61)
Call - EUR versus USD Citigroup Inc 1 2,815 EUR 1.16 06/12/2020 15 8 (7)
Call - EUR versus USD Barclays Bank PLC 1 2,815 EUR 1.16 06/12/2020 15 8 (7)
Call - EUR versus USD Citigroup Inc 1 3,576 EUR 1.11 04/13/2020 24 37 13
Call - EUR versus USD Barclays Bank PLC 1 1,788 EUR 1.09 04/08/2020 12 31 19
Call - EUR versus USD Barclays Bank PLC 1 1,788 EUR 1.10 04/24/2020 12 32 20
Call - GBP versus USD Jefferies & Company 1 GBP 2,815 GBP 1.34 03/18/2020 42 1 (41)
Call - USD versus JPY Barclays Bank PLC 1 $ 4,223 $ 113.25 06/01/2020 21 4 (17)
Call - USD versus THB Standard Chartered Hong
Kong
1 4,700 $ 32.25 08/26/2020 51 39 (12)
Call - USD versus THB Standard Chartered Hong
Kong
1 5,550 $ 32.20 08/25/2020 62 48 (14)
Put - EUR versus HUF Deutsche Bank AG 1 EUR 3,015 EUR 336.00 05/15/2020 31 24 (7)
Put - EUR versus NOK Bank of America NA 1 2,815 EUR 10.30 04/30/2020 29 21 (8)
Put - EUR versus NOK Bank of America NA 1 2,815 EUR 10.00 06/15/2020 28 7 (21)
Put - EUR versus NOK Goldman Sachs & Co 1 2,815 EUR 10.04 05/15/2020 30 6 (24)
Put - USD versus BRL Goldman Sachs & Co 1 $ 5,185 $ 4.30 06/15/2020 85 36 (49)
Put - USD versus BRL Morgan Stanley & Co 1 1,604 $ 4.28 06/15/2020 24 10 (14)
Put - USD versus BRL Morgan Stanley & Co 1 3,581 $ 4.28 06/15/2020 57 22 (35)
Put - USD versus JPY Citigroup Inc 1 1,788 $ 109.00 04/13/2020 14 32 18
Put - USD versus JPY Goldman Sachs & Co 1 1,689 $ 109.50 04/27/2020 14 38 24
Put - USD versus JPY Barclays Bank PLC 1 1,788 $ 109.75 04/24/2020 12 43 31
Put - USD versus JPY Bank of America NA 1 2,815 $ 107.50 04/27/2020 33 36 3
Call - US 10 Year Note Future;
June 2020
N/A 60 60 $ 134.50 04/27/2020 27 91 64
Call - US 10 Year Note Future;
June 2020
N/A 60 60 $ 131.50 03/30/2020 40 202 162

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
98
Options (continued)
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 90 Day Eurodollar Future;
June 2020
N/A 292 $ 730 $ 98.50 04/13/2020 $ 9 $ 5 $ (4)
Put - 90 Day Eurodollar Future;
June 2020
N/A 226 565 $ 98.25 06/16/2020 17 1 (16)
Put - 90 Day Eurodollar Future;
March 2020
N/A 869 2,173 $ 98.38 03/17/2020 21 5 (16)
Put - 90 Day Eurodollar Future;
March 2020
N/A 338 845 $ 98.13 03/17/2020 7 2 (5)
Put - 90 Day Eurodollar Future;
March 2020
N/A 23 58 $ 97.38 03/17/2020 3 — (3)
Put - 90 Day Eurodollar Future;
March 2021
N/A 153 383 $ 98.25 03/16/2020 14 1 (13)
Put - US 10 Year Note Future; June
2020
N/A 118 118 $ 132.50 03/02/2020 29 — (29)
Put - US 10 Year Note Future; June
2020
N/A 30 30 $ 132.00 04/27/2020 12 11 (1)
Put - US 10 Year Note Future; June
2020
N/A 150 150 $ 129.00 04/27/2020 28 9 (19)
Put - US 10 Year Note Future; June
2020
N/A 45 45 $ 133.00 03/30/2020 24 18 (6)
Total $ 2,600 $ 4,136 $ 1,536
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - Applied Materials Inc N/A 1 $ — $ 70.00 04/20/2020 $ — $ — $ —
Call - AT&T Inc N/A 4 — $ 39.00 04/20/2020 — — —
Call - Bristol-Myers Squibb Co N/A 3 — $ 67.50 04/20/2020 — — —
Call - Citigroup Inc N/A 1 — $ 80.00 04/20/2020 — — —
Call - Comcast Corp N/A 3 — $ 47.50 04/20/2020 — — —
Call - Eaton Corp PLC N/A 1 — $ 110.00 04/20/2020 — — —
Call - Garmin Ltd N/A 1 — $ 105.00 04/20/2020 — — —
Call - Intel Corp N/A 2 — $ 67.50 04/20/2020 — — —
Call - Interpublic Group of Cos
Inc/The
N/A 1 — $ 25.00 04/20/2020 — — —
Call - Invesco Ltd N/A 6 1 $ 19.00 04/20/2020 — — —
Call - Iron Mountain Inc N/A 3 — $ 35.00 04/20/2020 — — —
Call - Johnson Controls
International plc
N/A 2 — $ 44.00 04/20/2020 — — —
Call - LPL Financial Holdings Inc N/A 1 — $ 100.00 04/20/2020 — — —
Call - Magellan Midstream Partners
LP
N/A 2 — $ 62.50 04/20/2020 — — —
Call - MetLife Inc N/A 3 — $ 52.50 04/20/2020 — — —
Call - Omnicom Group Inc N/A 1 — $ 80.00 04/20/2020 — — —
Call - Oracle Corp N/A 2 — $ 57.50 04/20/2020 — — —
Call - QUALCOMM Inc N/A 1 — $ 95.00 04/20/2020 — — —
Call - Target Corp N/A 1 — $ 125.00 04/20/2020 — — —
Call - Verizon Communications Inc N/A 1 — $ 60.00 04/20/2020 — — —
Put - S&P 500 Index N/A 18 2 $ 2,800.00 03/23/2020 (47) (128) (81)
Put - S&P 500 Index N/A 40 4 $ 2,625.00 12/21/2020 (272) (517) (245)
Put - S&P 500 Index N/A 26 3 $ 2,750.00 06/22/2020 (71) (272) (201)
Put - S&P 500 Index N/A 21 2 $ 3,000.00 03/23/2020 (24) (281) (257)
Put - S&P 500 Index N/A 37 4 $ 2,550.00 09/21/2020 (292) (321) (29)
Call - EUR versus NOK Goldman Sachs & Co 1 EUR 2,192 EUR 10.40 03/03/2020 (12) (5) 7
Call - USD versus BRL JPMorgan Chase 1 $ 1,408 $ 4.46 06/15/2020 (23) (41) (18)
Call - USD versus JPY Barclays Bank PLC 1 894 $ 112.25 04/24/2020 (4) (1) 3
Call - USD versus JPY Citigroup Inc 1 894 $ 111.00 06/01/2020 (6) (3) 3
Put - EUR versus USD Barclays Bank PLC 1 EUR 894 EUR 1.08 05/26/2020 (5) (3) 2
Put - EUR versus USD Barclays Bank PLC 1 894 EUR 1.08 04/24/2020 (5) (2) 3
Put - EUR versus USD Citigroup Inc 1 1,490 EUR 1.09 06/01/2020 (11) (10) 1
Put - USD versus BRL Goldman Sachs & Co 1 $ 10,370 $ 4.19 06/15/2020 (82) (32) 50
Call - US 10 Year Note Future;
June 2020
N/A 60 60 $ 137.00 04/27/2020 (25) (40) (15)
Call - US 10 Year Note Future;
June 2020
N/A 21 21 $ 132.50 04/27/2020 (9) (57) (48)
Call - US 10 Year Note Future;
June 2020
N/A 45 45 $ 136.50 04/27/2020 (20) (35) (15)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
99
Options (continued)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 90 Day Eurodollar Future;
June 2020
N/A 226 $ 565 $ 98.13 06/16/2020 $ (6) $ (2) $ 4
Put - 90 Day Eurodollar Future;
March 2020
N/A 338 845 $ 98.00 03/17/2020 (2) (2) —
Put - US 10 Year Note Future; June
2020
N/A 60 60 $ 131.00 04/27/2020 (20) (11) 9
Put - US 10 Year Note Future; June
2020
N/A 30 30 $ 130.00 03/30/2020 (14) (1) 13
Put - US 10 Year Note Future; June
2020
N/A 300 300 $ 128.00 03/30/2020 (37) (5) 32
Total $ (987) $ (1,769) $ (782)
Amounts in thousands except contracts/shares.
Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 2 Year Interest Rate
Swap
Bank of America NA 3 Month KRW
Certificate of Deposit
Receive KRW 85,700,000 1.75% 03/16/2020 $ 183 $ 934 $ 751
Call - 2 Year Interest Rate
Swap
Bank of America NA 3 Month KRW
Certificate of Deposit
Pay 72,500,000 0.95% 08/06/2020 192 110 (82)
Total $ 375 $ 1,044 $ 669
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest Rate
Swap
Bank of America NA 3 Month KRW
Certificate of Deposit
Receive KRW 12,855,000 1.70% 03/16/2020 $ (113) $ (697) $ (584)
Put - 10 Year Interest Rate
Swap
Bank of America NA 3 Month KRW
Certificate of Deposit
Pay 12,855,000 2.00% 03/16/2020 (70) — 70
Put - 10 Year Interest Rate
Swap
Bank of America NA 3 Month KRW
Certificate of Deposit
Receive 14,500,000 1.40% 08/06/2020 (69) (44) 25
Total $ (252) $ (741) $ (489)
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
90 Day Eurodollar; June 2021 Long 365 $ 90,538 $ 696
90 Day Eurodollar; March 2021 Short 3 744 (4)
90 Day Eurodollar; September 2023 Short 85 21,036 (34)
90 Day Short Sterling; June 2021 Long 245 39,099 70
90 Day Short Sterling; March 2021 Long 42 6,703 7
Australia 10 Year Bond; March 2020 Long 84 8,192 179
Australia 10 Year Bond; March 2020 Long 15 1,463 52
Brent Crude; May 2020
(a)
Long 6 298 (48)
CAC40 Index; March 2020 Long 37 2,168 (321)
Canada 10 Year Bond; June 2020 Long 4 425 —
Canada 10 Year Bond; June 2020 Long 121 12,866 175
Canadian Bank Acceptance; December 2020 Long 74 13,603 67
Canadian Bank Acceptance; June 2021 Long 28 5,149 32
Canadian Bank Acceptance; March 2021 Long 21 3,862 8
Cocoa; May 2020
(a)
Long 31 777 (16)
Coffee 'C'; May 2020
(a)
Short 8 334 (15)
Corn; May 2020
(a)
Short 79 1,455 61
Cotton No.2; May 2020
(a)
Long 18 553 (69)
DAX Index; March 2020 Long 20 6,524 (887)
DJ Euro Stoxx 50; March 2020 Short 323 11,817 1,491
DJ Euro Stoxx 50; March 2020 Long 197 7,207 (928)
Dollar Index; March 2020 Long 9 883 (13)
E-Mini DJIA Index; March 2020 Long 14 1,775 (266)
eMini MSCI Emerging Markets; March 2020 Short 33 1,664 125
EUR/USD Future; March 2020 Short 7 966 11
Euribor; June 2021 Short 23 6,381 (4)
Euribor; March 2021 Long 39 10,820 4

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
100
Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Euro Bond 10 Year Bond; March 2020 Short 8 $ 1,567 $ (6)
Euro Bond 10 Year Bond; March 2020 Long 54 10,579 177
Euro Buxl 30 Year Bond; June 2020 Short 9 2,168 (50)
Euro-Bobl 5 Year; March 2020 Long 83 12,430 47
Euro-BTP; June 2020 Long 37 5,974 8
FTSE China A50 Index; March 2020 Short 54 716 30
FTSE100 Index; March 2020 Short 51 4,269 607
FTSE100 Index; March 2020 Long 21 1,758 (274)
Gasoline RBOB; April 2020
(a)
Long 8 498 (98)
Gold 100 oz; April 2020
(a)
Long 39 6,110 (36)
Hang Seng Index; March 2020 Long 20 3,357 (38)
Hang Seng Index; March 2020 Short 6 1,007 22
HSCEI China Index; March 2020 Short 16 1,063 23
Japan 10 Year Bond TSE; March 2020 Long 1 1,428 17
Japan 10 Year Bond TSE; March 2020 Short 11 15,713 (198)
Japan Topix Index; March 2020 Long 53 7,368 (1,077)
Japan Topix Index; March 2020 Short 18 2,502 357
KC HRW Wheat; July 2020
(a)
Long 4 92 (2)
LME Copper; June 2020
(a)
Short 25 3,526 54
LME Copper; March 2020
(a)
Short — — (248)
LME PRI Alum; June 2020
(a)
Short 30 1,275 20
LME PRI Alum; March 2020
(a)
Short — — 59
LME Zinc; June 2020
(a)
Short 34 1,717 166
LME Zinc; March 2020
(a)
Short — — 214
Low Sulphur Gasoline; April 2020
(a)
Short 32 1,406 216
Mini Japan 10 Year Bond; March 2020 Short 9 1,285 (8)
Nasdaq 100 E-Mini; March 2020 Long 25 4,227 (416)
Natural Gas; April 2020
(a)
Short 51 859 105
Nikkei 225 OSE; March 2020 Long 30 5,863 (672)
Nikkei 225 OSE; March 2020 Short 11 2,150 269
NY Harb ULSD; April 2020
(a)
Short 27 1,675 226
Russell 2000 Emini; March 2020 Long 58 4,277 (585)
Russell 2000 Emini; March 2020 Short 192 14,159 1,640
S&P 500 Emini; March 2020 Long 44 6,492 (759)
S&P 500 Emini; March 2020 Short 72 10,624 915
S&P Mid 400 Emini; March 2020 Short 19 3,443 465
S&P/TSX 60 Index; March 2020 Short 10 1,447 60
Short Term Euro-BTP; March 2020 Long 27 3,356 9
Silver; May 2020
(a)
Long 33 2,715 (316)
Soybean Meal; May 2020
(a)
Short 21 642 (17)
Soybean Oil; May 2020
(a)
Long 14 241 (20)
Soybean; May 2020
(a)
Short 42 1,875 26
Sugar #11; May 2020
(a)
Long 42 665 (38)
UK 10 Year Gilt; June 2020 Long 11 1,910 2
UK 10 Year Gilt; June 2020 Long 87 15,103 138
US 10 Year Note; June 2020 Short 107 14,418 (109)
US 10 Year Note; June 2020 Long 61 8,220 101
US 10 Year Note; June 2020 Long 167 22,503 366
US 2 Year Note; June 2020 Long 204 44,539 272
US 2 Year Note; June 2020 Short 441 96,283 (349)
US 5 Year Note; June 2020 Long 24 2,946 31
US 5 Year Note; June 2020 Long 301 36,948 451
US Long Bond; June 2020 Short 31 5,278 (70)
US Long Bond; June 2020 Long 66 11,237 297
US Long Bond; June 2020 Long 19 3,235 71
US Ultra Bond; June 2020 Short 21 4,357 2
US Ultra Bond; June 2020 Short 51 10,582 (184)
Wheat; May 2020
(a)
Long 45 1,181 (48)
WTI Crude; April 2020
(a)
Short 37 1,656 234
Total $ 2,452
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
101
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 03/19/2020 JPY 1,549,578 $ 14,180 $ 201 $ —
Bank of America NA 03/19/2020 $ 30,001 JPY 3,283,362 — (471)
Bank of America NA 03/20/2020 AUD 17,766 $ 12,344 — (767)
Bank of America NA 03/20/2020 AUD 596 $ 388 — —
Bank of America NA 03/20/2020 $ 22,954 AUD 33,685 1,004 —
Bank of America NA 03/20/2020 GBP 13,947 $ 18,272 — (383)
Bank of America NA 03/20/2020 $ 7,637 GBP 5,906 62 —
Bank of America NA 03/20/2020 $ 127 CAD 170 — —
Bank of America NA 03/20/2020 CAD 17,719 $ 13,588 — (386)
Bank of America NA 03/20/2020 $ 9,960 CAD 13,196 128 —
Bank of America NA 03/20/2020 EUR 3,045 $ 3,333 32 —
Bank of America NA 03/20/2020 $ 6,373 EUR 5,786 — (21)
Bank of America NA 03/20/2020 EUR 8,632 $ 9,646 — (107)
Bank of America NA 03/20/2020 $ 32,416 EUR 29,052 312 —
Bank of America NA 03/20/2020 $ 127 MXN 2,514 — —
Bank of America NA 03/20/2020 MXN 73,506 $ 3,811 — (86)
Bank of America NA 03/20/2020 $ 331 MXN 6,305 11 —
Bank of America NA 03/20/2020 NZD 13,705 $ 9,113 — (547)
Bank of America NA 03/20/2020 NZD 272 $ 170 — —
Bank of America NA 03/20/2020 $ 13,507 NZD 20,963 405 —
Bank of America NA 03/20/2020 $ 262 CHF 252 — —
Bank of America NA 03/20/2020 CHF 858 $ 891 — —
Bank of America NA 03/20/2020 $ 12,355 CHF 12,086 — (191)
Bank of America NA 03/20/2020 CHF 17,513 $ 18,097 82 —
Bank of New York Mellon 03/02/2020 AUD 16 $ 11 — —
Bank of New York Mellon 03/02/2020 ZAR 25,712 $ 1,682 — (34)
Bank of New York Mellon 03/13/2020 EUR 6,475 $ 7,354 — (202)
Bank of New York Mellon 03/13/2020 $ 7,543 EUR 6,475 391 —
Bank of New York Mellon 03/16/2020 $ 3,350 EUR 3,100 — (75)
Bank of New York Mellon 03/16/2020 $ 392 EUR 350 5 —
Bank of New York Mellon 03/18/2020 GBP 4,367 $ 5,729 — (127)
Bank of New York Mellon 03/18/2020 $ 981 GBP 750 19 —
Bank of New York Mellon 03/18/2020 $ 679 CAD 900 8 —
Bank of New York Mellon 03/18/2020 EUR 490 $ 549 — (8)
Bank of New York Mellon 03/18/2020 EUR 750 $ 826 3 —
Bank of New York Mellon 03/18/2020 $ 3,235 EUR 2,965 — (41)
Bank of New York Mellon 03/18/2020 $ 2,585 EUR 2,320 22 —
Bank of New York Mellon 03/18/2020 $ 174 HKD 1,350 1 —
Bank of New York Mellon 03/18/2020 $ 191 HKD 1,500 — (1)
Bank of New York Mellon 03/18/2020 $ 13,885 JPY 1,498,500 — (21)
Bank of New York Mellon 03/18/2020 JPY 318,300 $ 2,898 56 —
Bank of New York Mellon 03/18/2020 NOK 7,000 $ 745 — (1)
Bank of New York Mellon 03/18/2020 $ 1,299 NOK 11,850 39 —
Bank of New York Mellon 03/18/2020 NOK 805 $ 85 1 —
Bank of New York Mellon 03/18/2020 $ 1,955 SEK 18,400 38 —
Bank of New York Mellon 03/18/2020 SEK 17,000 $ 1,755 16 —
Bank of New York Mellon 03/18/2020 $ 3,116 CHF 3,030 — (29)
Bank of New York Mellon 03/18/2020 CHF 1,500 $ 1,535 22 —
Bank of New York Mellon 03/20/2020 EUR 1,620 $ 1,753 38 —
Bank of New York Mellon 03/20/2020 EUR 723 $ 800 — (1)
Bank of New York Mellon 03/20/2020 $ 7,347 EUR 6,565 92 —
Bank of New York Mellon 04/17/2020 $ 4,062 GBP 3,100 83 —
Bank of New York Mellon 04/20/2020 $ 909 ZAR 13,559 46 —
Bank of New York Mellon 04/24/2020 $ 2,815 EUR 2,532 11 —
Bank of New York Mellon 04/24/2020 $ 5,970 ZAR 87,919 375 —
Bank of New York Mellon 05/26/2020 $ 1,663 ZAR 25,712 34 —
Bank of New York Mellon 06/12/2020 $ 1,300 EUR 1,119 58 —
Barclays Bank PLC 03/02/2020 BRL 9,974 $ 2,394 — (164)
Barclays Bank PLC 03/02/2020 $ 2,310 BRL 9,974 80 —
Barclays Bank PLC 03/02/2020 EUR 3,286 $ 3,608 19 —
Barclays Bank PLC 03/02/2020 $ 3,606 EUR 3,286 — (21)
Barclays Bank PLC 03/02/2020 $ 1,013 JPY 111,351 — (19)
Barclays Bank PLC 03/02/2020 JPY 111,351 $ 1,013 19 —
Barclays Bank PLC 03/02/2020 NOK 13,361 $ 1,422 — (2)
Barclays Bank PLC 03/02/2020 $ 1,424 NOK 13,361 4 —
Barclays Bank PLC 03/03/2020 JPY 121,946 $ 1,126 5 —
Barclays Bank PLC 03/03/2020 $ 2,167 JPY 234,400 — (6)
Barclays Bank PLC 03/04/2020 EUR 1,295 $ 1,428 2 —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
102
Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Barclays Bank PLC 03/04/2020 $ 1,541 EUR 1,408 $ — $ (13)
Barclays Bank PLC 03/04/2020 NOK 14,476 $ 1,541 — (2)
Barclays Bank PLC 03/04/2020 $ 496 NOK 4,644 2 —
Barclays Bank PLC 03/04/2020 $ 932 NOK 8,780 — (1)
Barclays Bank PLC 03/05/2020 CNH 8,346 $ 1,198 — (2)
Barclays Bank PLC 03/05/2020 $ 13,814 CNH 97,414 — (145)
Barclays Bank PLC 03/05/2020 CNH 61,299 $ 8,739 45 —
Barclays Bank PLC 03/06/2020 AUD 563 $ 374 — (7)
Barclays Bank PLC 03/06/2020 CAD 756 $ 563 — —
Barclays Bank PLC 03/06/2020 $ 1,116 CAD 1,479 14 —
Barclays Bank PLC 03/06/2020 CAD 2,809 $ 2,107 — (14)
Barclays Bank PLC 03/06/2020 $ 1,970 CAD 2,650 — (4)
Barclays Bank PLC 03/06/2020 $ 4,297 EUR 3,914 — (25)
Barclays Bank PLC 03/06/2020 EUR 6,026 $ 6,614 39 —
Barclays Bank PLC 03/06/2020 $ 625 EUR 563 3 —
Barclays Bank PLC 03/06/2020 $ 3,941 JPY 429,538 — (42)
Barclays Bank PLC 03/06/2020 JPY 438,329 $ 3,984 81 —
Barclays Bank PLC 03/06/2020 NOK 5,234 $ 563 — (7)
Barclays Bank PLC 03/06/2020 NOK 2,649 $ 282 — —
Barclays Bank PLC 03/06/2020 SEK 17,938 $ 1,861 6 —
Barclays Bank PLC 03/06/2020 $ 2,169 SEK 20,882 — (4)
Barclays Bank PLC 03/09/2020 $ 729 AUD 1,105 9 —
Barclays Bank PLC 03/09/2020 AUD 677 $ 453 — (12)
Barclays Bank PLC 03/09/2020 JPY 65,140 $ 591 13 —
Barclays Bank PLC 03/09/2020 $ 2,023 JPY 222,970 — (45)
Barclays Bank PLC 03/09/2020 NZD 3,176 $ 2,035 — (50)
Barclays Bank PLC 03/09/2020 $ 675 NZD 1,052 17 —
Barclays Bank PLC 03/09/2020 NOK 11,959 $ 1,289 — (18)
Barclays Bank PLC 03/09/2020 $ 1,539 NOK 14,224 27 —
Barclays Bank PLC 03/09/2020 $ 1,080 SEK 10,557 — (19)
Barclays Bank PLC 03/09/2020 SEK 13,009 $ 1,352 2 —
Barclays Bank PLC 03/13/2020 GBP 563 $ 725 — (3)
Barclays Bank PLC 03/13/2020 NZD 563 $ 356 — (4)
Barclays Bank PLC 03/16/2020 $ 1,896 MYR 7,875 26 —
Barclays Bank PLC 03/16/2020 MYR 7,875 $ 1,892 — (22)
Barclays Bank PLC 03/18/2020 $ 137 INR 9,969 — (1)
Barclays Bank PLC 03/18/2020 $ 2,230 INR 160,067 20 —
Barclays Bank PLC 03/18/2020 INR 177,683 $ 2,480 — (26)
Barclays Bank PLC 03/18/2020 $ 1,463 IDR 20,098,144 72 —
Barclays Bank PLC 03/18/2020 IDR 28,454,447 $ 2,068 — (98)
Barclays Bank PLC 03/18/2020 MYR 837 $ 197 2 —
Barclays Bank PLC 03/18/2020 $ 40,180 MXN 765,852 1,360 —
Barclays Bank PLC 03/18/2020 MXN 714,609 $ 37,551 — (1,329)
Barclays Bank PLC 03/18/2020 MXN 56,020 $ 2,830 10 —
Barclays Bank PLC 03/18/2020 $ 1,195 THB 36,125 50 —
Barclays Bank PLC 03/18/2020 THB 36,112 $ 1,195 — (50)
Barclays Bank PLC 03/20/2020 $ 1,697 PEN 5,675 55 —
Barclays Bank PLC 03/20/2020 PEN 5,726 $ 1,696 — (40)
Barclays Bank PLC 03/23/2020 $ 265 EUR 245 — (6)
Barclays Bank PLC 03/25/2020 $ 2,815 MXN 55,850 — (13)
Barclays Bank PLC 03/25/2020 MXN 53,612 $ 2,815 — (100)
Barclays Bank PLC 04/02/2020 $ 1,126 KRW 1,359,445 — (6)
Barclays Bank PLC 04/10/2020 $ 2,111 JPY 230,369 — (30)
Barclays Bank PLC 04/10/2020 JPY 353,742 $ 3,246 41 —
Barclays Bank PLC 04/10/2020 TRY 12,095 $ 1,989 — (80)
Barclays Bank PLC 04/10/2020 $ 1,989 TRY 12,100 79 —
Barclays Bank PLC 04/14/2020 EUR 609 $ 665 9 —
Barclays Bank PLC 04/14/2020 $ 1,481 EUR 1,350 — (13)
Barclays Bank PLC 04/14/2020 $ 424 EUR 378 5 —
Barclays Bank PLC 04/14/2020 EUR 1,350 $ 1,510 — (16)
Barclays Bank PLC 04/14/2020 $ 464 EUR 420 — (1)
Barclays Bank PLC 04/14/2020 EUR 1,556 $ 1,734 — (12)
Barclays Bank PLC 04/17/2020 $ 384 CNH 2,662 3 —
Barclays Bank PLC 04/17/2020 CNH 5,293 $ 757 1 —
Barclays Bank PLC 04/17/2020 $ 1,157 CNH 8,207 — (18)
Barclays Bank PLC 04/17/2020 $ 1,746 MXN 33,006 81 —
Barclays Bank PLC 04/17/2020 MXN 5,186 $ 276 — (14)
Barclays Bank PLC 04/17/2020 MXN 29,221 $ 1,470 4 —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
103
Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Barclays Bank PLC 04/22/2020 BRL 37,468 $ 9,204 $ — $ (846)
Barclays Bank PLC 04/22/2020 $ 8,832 BRL 37,468 474 —
Barclays Bank PLC 04/28/2020 $ 434 EUR 390 2 —
Barclays Bank PLC 04/28/2020 EUR 390 $ 433 — (1)
Barclays Bank PLC 04/28/2020 EUR 1,440 $ 1,595 — —
Barclays Bank PLC 04/28/2020 ZAR 6,317 $ 434 — (32)
Barclays Bank PLC 04/28/2020 $ 432 ZAR 6,291 32 —
Barclays Bank PLC 04/28/2020 $ 1,595 ZAR 25,281 — (13)
Barclays Bank PLC 05/11/2020 $ 1,788 PEN 6,046 41 —
Barclays Bank PLC 05/11/2020 PEN 6,065 $ 1,787 — (35)
Barclays Bank PLC 05/14/2020 COP 4,898,722 $ 1,463 — (74)
Barclays Bank PLC 05/26/2020 $ 1,336 CNH 9,388 — (7)
Barclays Bank PLC 05/27/2020 BRL 5,254 $ 1,206 — (36)
Barclays Bank PLC 05/27/2020 $ 1,196 BRL 5,254 26 —
Barclays Bank PLC 06/11/2020 $ 9,690 THB 298,707 205 —
Barclays Bank PLC 06/11/2020 $ 850 THB 27,022 — (8)
Barclays Bank PLC 06/11/2020 THB 26,792 $ 850 1 —
Barclays Bank PLC 06/11/2020 THB 298,305 $ 9,690 — (218)
Barclays Bank PLC 06/16/2020 $ 2,001 BRL 8,751 54 —
Barclays Bank PLC 06/16/2020 BRL 8,745 $ 2,002 — (57)
Barclays Bank PLC 06/16/2020 $ 412 MXN 7,777 23 —
Barclays Bank PLC 06/16/2020 MXN 7,782 $ 412 — (23)
Barclays Bank PLC 06/17/2020 $ 8,430 MXN 162,655 300 —
Barclays Bank PLC 06/17/2020 MXN 214,606 $ 11,260 — (534)
Barclays Bank PLC 06/17/2020 $ 2,830 MXN 56,812 — (10)
Barclays Bank PLC 08/25/2020 MXN 57,170 $ 2,815 12 —
Barclays Bank PLC 08/25/2020 $ 2,815 MXN 54,762 107 —
Barclays Bank PLC 08/27/2020 $ 555 THB 17,588 — (4)
Barclays Bank PLC 08/27/2020 THB 17,707 $ 555 8 —
Citigroup Inc 03/11/2020 $ 16,214 EUR 14,713 — (37)
Citigroup Inc 03/18/2020 $ 10,885 EUR 9,751 111 —
Citigroup Inc 04/30/2020 $ 738 BRL 3,200 24 —
Citigroup Inc 04/30/2020 BRL 3,200 $ 755 — (41)
Deutsche Bank AG 04/30/2020 $ 380 GBP 291 6 —
Goldman Sachs & Co 03/11/2020 $ 51 EUR 46 — —
Goldman Sachs & Co 03/20/2020 $ 1,585 MXN 30,000 65 —
Goldman Sachs & Co 03/20/2020 $ 4,525 RUB 290,950 192 —
Goldman Sachs & Co 04/14/2020 MXN 14,035 $ 737 — (29)
Goldman Sachs & Co 04/14/2020 $ 733 MXN 14,035 25 —
HSBC Securities Inc 03/11/2020 $ 104 EUR 96 — (2)
HSBC Securities Inc 03/11/2020 EUR 893 $ 980 6 —
HSBC Securities Inc 03/20/2020 $ 1,585 MXN 30,175 56 —
HSBC Securities Inc 03/20/2020 $ 4,535 PEN 15,450 65 —
HSBC Securities Inc 03/20/2020 $ 2,936 RUB 192,600 67 —
HSBC Securities Inc 03/20/2020 KRW 5,400,000 $ 4,537 — (61)
HSBC Securities Inc 03/20/2020 $ 4,485 KRW 5,400,000 9 —
HSBC Securities Inc 04/13/2020 CAD 1,955 $ 1,499 — (42)
HSBC Securities Inc 04/13/2020 $ 1,470 CAD 1,955 13 —
HSBC Securities Inc 04/15/2020 $ 736 SEK 7,100 — (5)
HSBC Securities Inc 04/15/2020 SEK 7,100 $ 752 — (11)
HSBC Securities Inc 04/22/2020 AUD 2,160 $ 1,490 — (82)
HSBC Securities Inc 04/22/2020 $ 1,445 AUD 2,160 37 —
HSBC Securities Inc 05/13/2020 $ 77 EUR 70 — (1)
HSBC Securities Inc 05/28/2020 $ 2,940 IDR 41,650,000 105 —
HSBC Securities Inc 05/28/2020 IDR 3,600,000 $ 253 — (8)
JPMorgan Chase 03/20/2020 $ 7,837 CLP 6,245,000 200 —
Merrill Lynch 03/23/2020 $ 400 CAD 530 5 —
Merrill Lynch 03/23/2020 $ 205 EUR 190 — (5)
Merrill Lynch 04/14/2020 $ 743 IDR 10,293,645 37 —
Merrill Lynch 04/14/2020 IDR 10,293,645 $ 744 — (38)
Merrill Lynch 04/15/2020 JPY 327,555 $ 3,007 38 —
Merrill Lynch 04/15/2020 $ 2,995 JPY 327,555 — (50)
Merrill Lynch 04/15/2020 $ 1,825 NOK 16,955 22 —
Merrill Lynch 04/15/2020 NOK 16,955 $ 1,905 — (102)
Merrill Lynch 04/15/2020 $ 730 PLN 2,850 3 —
Merrill Lynch 04/15/2020 PLN 2,850 $ 748 — (21)
Morgan Stanley & Co 03/03/2020 BRL 30 $ 7 — —
Morgan Stanley & Co 03/03/2020 $ 86 BRL 365 4 —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
104
Foreign Currency Contracts (continued)
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Morgan Stanley & Co 03/03/2020 BRL 335 $ 80 $ — $ (5)
Morgan Stanley & Co 03/18/2020 $ 4,985 GBP 3,811 97 —
Morgan Stanley & Co 03/18/2020 $ 650 CNH 4,505 5 —
Morgan Stanley & Co 03/18/2020 $ 2,348 CNH 16,542 — (22)
Morgan Stanley & Co 03/18/2020 CNH 9,836 $ 1,400 9 —
Morgan Stanley & Co 04/02/2020 $ 7 BRL 30 — —
Morgan Stanley & Co 04/07/2020 $ 997 COP 3,330,000 51 —
Morgan Stanley & Co 04/14/2020 $ 741 NZD 1,130 35 —
Morgan Stanley & Co 04/14/2020 NZD 1,130 $ 751 — (4 4 )
Morgan Stanley & Co 04/30/2020 $ 3,555 ZAR 52,530 215 —
Morgan Stanley & Co 04/30/2020 ZAR 52,530 $ 3,325 15 —
UBS AG 04/22/2020 $ 1,919 THB 58,310 6 8 —
Total $ 8,67 0 $ (8,50 7 )
Amounts in thousands.
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied
Credit
Spread as of
February 29,
2020
(a)
(Pay)/
Receive
Fixed Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Citigroup Inc CDX.32.EM.100 N/A (1.00)% Quarterly 12/20/2024 $ 1,500 $ 74 $ 23 $ 97 $ —
Morgan Stanley & Co CDX.32.EM.100 N/A (1.00)% Quarterly 12/20/2024 2,990 137 57 194 —
Morgan Stanley & Co Enel Spa, 5.25%,
05/20/2024
0.55% (1.00)% Quarterly 12/20/2023 EUR 750 4 (18) — (14)
Total $ 215 $ 62 $ 291 $ (14)
Sell Protection
Counterparty Reference Entity
Implied
Credit
Spread as of
February 29,
2020
(a)
(Pay)/
Receive
Fixed Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
(c)
Asset ---- Liability
Barclays Bank PLC Ukraine Government
Bond, 7.75%,
09/01/2022
3.88% 5.00% Quarterly 12/20/2024 $ 1,900 $ 75 $ 16 $ 91 $ —
Barclays Bank PLC Ukraine Government
Bond, 7.75%,
09/01/2022
3.88% 5.00% Quarterly 12/20/2024 1,275 5 7 3 6 0 —
Citigroup Inc Petroleos Mexicanos,
6.63%, 06/15/2035
2.76% 1.00% Quarterly 06/20/2024 925 (64) (2) — (66)
Goldman Sachs & Co Petroleos Mexicanos,
6.63%, 06/15/2035
2.76% 1.00% Quarterly 06/20/2024 925 (66) — — (66)
JPMorgan Chase Petroleos Mexicanos,
6.63%, 06/15/2035
2.76% 1.00% Quarterly 06/20/2024 2,550 (183) 3 — (18 0 )
Total $ (18 1 ) $ 20 $ 15 1 $ (31 2 )
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied
Credit
Spread as of
February 29,
2020
(a)
(Pay)/
Receive
Fixed Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
Argentine Republic Government International
Bond, 7.50%, 04/22/2026
6.52% (5.00)% Quarterly 06/20/2023 $ 3,184 $ 1,639 $ 348 $ 1,987
CDX.33.HY.500 N/A (5.00)% Quarterly 12/20/2024 4,440 (361) 121 (240)
Turkey Government International Bond,
11.88%, 01/15/2030
3.39% (1.00)% Quarterly 12/20/2024 11,120 1,016 312 1,328
Total $ 2,294 $ 781 $ 3,075
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
105
Exchange Cleared Credit Default Swaps (continued)
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $7,575 .
(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
106
Interest Rate Swaps
Counterparty Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair Value
Asset Liability
Bank of America NA China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 2.78% Quarterly Quarterly N/A 08/22/2024 CNY 16,312 $ 40 $ — $ 40 $ —
Bank of America NA China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 3.77% Quarterly Quarterly N/A 09/18/2022 5,859 31 — 31 —
Bank of America NA China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 3.85% Quarterly Quarterly N/A 09/08/2022 8,370 47 — 47 —
Bank of America NA China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 3.63% Quarterly Quarterly N/A 05/04/2023 21,937 127 — 127 —
Bank of America NA China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 3.72% Quarterly Quarterly N/A 06/22/2022 11,886 56 — 56 —
Bank of America NA China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 3.98% Quarterly Quarterly N/A 03/24/2022 9,200 46 — 46 —
Barclays Bank PLC 6 Month Warsaw
Interbank Offered
Rate
Receive 2.20% Annual Semiannual N/A 12/12/2023 PLN 10,712 (84) — — (84)
Barclays Bank PLC China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 2.98% Quarterly Quarterly N/A 12/12/2023 CNY 7,120 24 — 24 —
Citigroup Inc Sinacofi Chile
Interbank Rate Avg
Receive 2.23% Semiannual Semiannual N/A 12/18/2021 CLP 8,900,000 (93) — — (93)
JPMorgan Chase Sinacofi Chile
Interbank Rate Avg
Receive 1.51% Semiannual Semiannual N/A 12/18/2021 14,850,000 80 — 80 —
JPMorgan Chase Sinacofi Chile
Interbank Rate Avg
Receive 2.06% Semiannual Semiannual N/A 12/18/2021 5,500,000 (37) — — (37)
JPMorgan Chase Sinacofi Chile
Interbank Rate Avg
Receive 1.81% Semiannual Semiannual N/A 01/28/2022 900,000 (1) — — (1)
Morgan Stanley & Co China Foreign
Exchange Trade
System Fixing
Repo Rates 7 Day
Pay 3.09% Quarterly Quarterly N/A 11/08/2024 CNY 18,894 85 — 85 —
Total $ 321 $ — $ 536 $ (215)
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month Johannesburg Interbank Agreed
Rate
Receive 7.26% Quarterly Quarterly N/A 01/31/2030 ZAR 23,365 $ 29 $ 1 $ 30
3 Month Johannesburg Interbank Agreed
Rate
Receive 7.54% Quarterly Quarterly N/A 02/28/2030 12,900 — 1 1
3 Month Johannesburg Interbank Agreed
Rate
Pay 7.20% Quarterly Quarterly N/A 11/11/2022 105,000 151 (10) 141
3 Month Johannesburg Interbank Agreed
Rate
Receive 6.59% Quarterly Quarterly N/A 11/11/2022 105,000 (45) 6 (39)
3 Month KRW Certificate of Deposit Receive 1.39% Quarterly Quarterly N/A 12/18/2029 $ 1,690,489 (52) — (52)
3 Month KRW Certificate of Deposit Receive 1.31% Quarterly Quarterly N/A 11/22/2029 1,391,000 (34) — (34)
3 Month KRW Certificate of Deposit Receive 1.41% Quarterly Quarterly N/A 01/28/2022 8,790,000 (41) — (41)
3 Month USD LIBOR Receive 2.93% Semiannual Quarterly N/A 06/11/2025 3,963 (405) — (405)
3 Month USD LIBOR Receive 3.09% Semiannual Quarterly N/A 10/01/2024 4,584 (444) — (444)
3 Month USD LIBOR Receive 3.04% Semiannual Quarterly N/A 08/07/2028 2,362 (384) — (384)
3 Month USD LIBOR Pay 2.98% Quarterly Semiannual N/A 08/07/2023 4,428 308 — 308

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
107
Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Receive 2.75% Semiannual Quarterly N/A 03/08/2023 $ 1,892 $ (103) $ — $ (103)
3 Month USD LIBOR Receive 2.23% Semiannual Quarterly N/A 04/03/2024 4,061 (215) — (215)
3 Month USD LIBOR Receive 2.97% Semiannual Quarterly N/A 04/25/2025 2,700 (274) — (274)
3 Month USD LIBOR Receive 2.94% Semiannual Quarterly N/A 05/10/2023 1,785 (113) — (113)
3 Month USD LIBOR Receive 2.88% Semiannual Quarterly N/A 08/21/2025 6,337 (650) — (650)
3 Month USD LIBOR Receive 3.04% Semiannual Quarterly N/A 05/22/2025 3,180 (338) — (338)
3 Month USD LIBOR Receive 2.75% Semiannual Quarterly N/A 03/29/2025 1,575 (141) 1 (140)
3 Month USD LIBOR Receive 2.02% Semiannual Quarterly N/A 01/23/2022 5,283 (103) — (103)
3 Month USD LIBOR Receive 2.12% Semiannual Quarterly N/A 03/08/2022 6,219 (146) — (146)
3 Month USD LIBOR Receive 2.02% Semiannual Quarterly N/A 02/07/2022 4,265 (85) — (85)
3 Month USD LIBOR Receive 2.21% Semiannual Quarterly N/A 03/15/2022 5,314 (136) — (136)
3 Month USD LIBOR Receive 1.89% Semiannual Quarterly N/A 01/19/2022 2,111 (36) — (36)
3 Month USD LIBOR Receive 2.09% Semiannual Quarterly N/A 03/03/2022 7,419 (169) — (169)
3 Month USD LIBOR Receive 2.00% Semiannual Quarterly N/A 04/11/2022 5,502 (120) — (120)
3 Month USD LIBOR Receive 2.97% Semiannual Quarterly N/A 05/04/2025 2,381 (243) 1 (242)
3 Month USD LIBOR Receive 1.93% Semiannual Quarterly N/A 01/13/2022 4,225 (74) — (74)
3 Month USD LIBOR Receive 2.77% Semiannual Quarterly N/A 03/07/2025 3,938 (353) 1 (352)
6 Month Budapest Interbank Offered Rate Receive 2.09% Annual Semiannual N/A 07/11/2023 HUF 482,425 (64) 8 (56)
6 Month Budapest Interbank Offered Rate Receive 1.09% Annual Semiannual N/A 02/10/2025 745,000 12 1 13
6 Month Euro Interbank Offered Rate Receive 0.06% Annual Semiannual N/A 04/18/2024 EUR 1,487 (33) 1 (32)
6 Month Euro Interbank Offered Rate Pay (0.19)% Semiannual Annual N/A 08/27/2029 1,305 1 1 2
6 Month Euro Interbank Offered Rate Receive 0.05% Annual Semiannual N/A 08/27/2034 870 (8) — (8)
6 Month Prague Interbank Offered Rate Pay 1.59% Semiannual Annual N/A 08/16/2021 CZK 85,188 (25) (1) (26)
6 Month Warsaw Interbank Offered Rate Pay 1.44% Semiannual Annual N/A 09/02/2024 PLN 22,192 14 3 17
6 Month Warsaw Interbank Offered Rate Pay 1.85% Semiannual Annual N/A 01/28/2022 146,200 288 1 289
6 Month Warsaw Interbank Offered Rate Receive 2.55% Annual Semiannual N/A 03/10/2022 6,420 (38) 1 (37)
6 Month Warsaw Interbank Offered Rate Receive 2.48% Annual Semiannual N/A 03/23/2023 4,152 (36) 1 (35)
6 Month Warsaw Interbank Offered Rate Receive 2.37% Annual Semiannual N/A 04/26/2022 6,600 (37) 2 (35)
6 Month Warsaw Interbank Offered Rate Receive 2.02% Annual Semiannual N/A 05/27/2024 11,140 (76) — (76)
6 Month Warsaw Interbank Offered Rate Receive 2.52% Annual Semiannual N/A 03/09/2022 3,605 (21) 1 (20)
6 Month Warsaw Interbank Offered Rate Receive 2.54% Annual Semiannual N/A 05/17/2023 5,873 (57) 2 (55)
6 Month Warsaw Interbank Offered Rate Receive 2.02% Annual Semiannual N/A 01/28/2030 31,050 (438) (2) (440)
6 Month Warsaw Interbank Offered Rate Pay 1.51% Semiannual Annual N/A 02/19/2022 27,840 11 1 12
Brazil Cetip DI Interbank Deposit Rate Receive 5.27% Annual Annual N/A 01/02/2023 BRL 21,113 (9) — (9)
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 2.62% Quarterly Quarterly N/A 02/07/2025 $ 16,890 26 — 26
China Foreign Exchange Trade System
Fixing Repo Rates 7 Day
Pay 2.59% Quarterly Quarterly N/A 02/10/2025 16,890 22 1 23
Colombia IBR Overnight Interbank
Reference Rate
Receive 4.00% Annual Annual N/A 03/02/2023 COP 13,793,500 4 — 4
Sinacofi Chile Interbank Rate Avg Receive 2.47% Semiannual Semiannual N/A 01/13/2025 CLP 960,000 (8) — (8)
Sinacofi Chile Interbank Rate Avg Receive 2.43% Semiannual Semiannual N/A 01/31/2025 923,320 (4) — (4)
Sinacofi Chile Interbank Rate Avg Receive 2.28% Semiannual Semiannual N/A 02/11/2025 928,950 5 — 5
US Federal Funds Effective Rate
(continuous series)
Receive 1.40% Annual Annual N/A 03/31/2021 $ 13,602 (76) — (76)
Total $ (4,763) $ 22 $ (4,741)
Amounts in thousands.
(a)     Forward swap.
Total Return Equity Basket Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency Expiration Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and Unrealized
Appreciation/(Depreciation)
Asset ----- Liability
Goldman Sachs & Co Floating rate based on 1
Month Euro Interbank
Offered Rate plus/less
spread
Total return on a custom basket of
long and short securities traded in
EUR
Monthly 02/01/2029-
02/07/2029
$ 892 $ — $ — $ (202)
Goldman Sachs & Co Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket of
long and short securities traded in
GBP
Monthly 12/22/2028-
12/26/2028
— — — (10)
Goldman Sachs & Co Floating rate based on 1
Month JPY LIBOR plus/
less spread
Total return on a custom basket of
long and short securities traded in
JPY
Monthly 12/25/2028-
12/26/2028
224 — 27 —

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
108
Total Return Equity Basket Swaps (continued)
Counterparty Fund Pays Fund Receives
Payment
Frequency Expiration Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and Unrealized
Appreciation/(Depreciation)
Asset ----- Liability
JPMorgan Chase Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket of
long and short securities traded in
CNY
Monthly 12/04/2020 $ 1,576 $ — $ 133 $ —
JPMorgan Chase Floating rate based
on Norway Interbank
Offered Rate plus/less
spread
Total return on a custom basket of
long and short securities traded in
NOK
Monthly 11/02/2020-
11/04/2020
844 — — (98)
JPMorgan Chase Floating rate based on 1
Month JPY LIBOR plus/
less spread
Total return on a custom basket of
long and short securities traded in
JPY
Monthly 03/25/2021 — — 6 —
JPMorgan Chase Floating rate based on
the Hong Kong Interbank
Offered Rate plus/less
spread
Total return on a custom basket of
long and short securities traded in
HKD
Monthly 11/30/2020 — — — (17)
JPMorgan Chase Floating rate based on 1
Month GBP LIBOR plus/
less spread
Total return on a custom basket of
long and short securities traded in
GBP
Monthly 11/02/2020-
12/07/2020
2,562 — — (175)
JPMorgan Chase Floating rate based on 1
Month Euro Interbank
Offered Rate plus/less
spread
Total return on a custom basket of
long and short securities traded in
EUR
Monthly 11/03/2020-
12/04/2020
4,506 — 36 —
JPMorgan Chase Floating rate based on 1
Month CHF LIBOR plus/
less spread
Total return on a custom basket of
long and short securities traded in
CHF
Monthly 02/26/2021 298 — 41 —
Morgan Stanley & Co
(a)
Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket of
long and short securities traded in
USD
Monthly 08/24/2020-
10/05/2021
19,191 — 2,298 —
Morgan Stanley & Co Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket of
long and short securities traded in
JPY
Monthly 01/21/2021-
11/30/2021
3,058 — 264 —
Morgan Stanley & Co Floating rate based on
the Hong Kong Interbank
Offered Rate plus/less
spread
Total return on a custom basket of
long and short securities traded in
HKD
Monthly 01/28/2021 1,122 — — (4)
Morgan Stanley & Co Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket of
long and short securities traded in
GBP
Monthly 05/20/2020 4,430 — — (482)
Morgan Stanley & Co
(b)
Floating rate based on 1
Month Euro Interbank
Offered Rate plus/less
spread
Total return on a custom basket of
long and short securities traded in
EUR
Monthly 10/09/2020-
02/10/2021
17,404 — — (895)
Morgan Stanley & Co Floating rate based on 1
Month LIBOR plus/less
spread
Total return on a custom basket of
long and short securities traded in
CHF
Monthly 03/10/2021 720 — 45 —
UBS AG Floating rate based on the
Copenhagen Interbank
Offered Rate plus/less
spread
Total return on a custom basket of
long and short securities traded in
DKK
Monthly 01/27/2023 342 — 41 —
UBS AG Floating rate based on 1
Month EUR LIBOR plus/
less spread
Total return on a custom basket of
long and short securities traded in
EUR
Monthly 02/01/2022 3,702 — 512 —
UBS AG Floating rate based on 1
Month GBP LIBOR plus/
less spread
Total return on a custom basket of
long and short securities traded in
GBP
Monthly 02/01/2022 4,401 — — (623)
UBS AG Floating rate based on
the Hong Kong Interbank
Offered Rate plus/less
spread
Total return on a custom basket of
long and short securities traded in
HKD
Monthly 03/01/2022 249 — — (32)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
109
Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Allergan PLC
34,271
$ 6,534
34.05%
Escrow Altegrity Inc NPV
124,036
2,684
13.98%
AbbVie Inc
(29,679)
(2,544)
(13.25)%
iShares iBoxx High Yield Corporate Bond ETF
(22,639)
(1,948)
(10.15)%
TransDigm Group Inc
(1,545)
(862)
(4.49)%
UnitedHealth Group Inc
(3,104)
(791)
(4.12)%
American Express Co
(5,658)
(622)
(3.24)%
Exxon Mobil Corp
(9,322)
(480)
(2.50)%
Morgan Stanley Leisure Travel Basket
(7,875)
(465)
(2.42)%
iShares Nasdaq Biotechnology ETF
(3,539)
(403)
(2.10)%
Walt Disney Co/The
(3,392)
(399)
(2.08)%
Sysco Corp
(5,866)
(391)
(2.04)%
Ceridian HCM Holding Inc
(3,799)
(269)
(1.40)%
Cabot Oil & Gas Corp
(14,757)
(206)
(1.07)%
Bristol-Myers Squibb Co
55,774
187
0.97%
ONEOK Inc
(2,747)
(183)
(0.96)%
Alibaba Group Holding Ltd
(774)
(161)
(0.84)%
T-Mobile US Inc
(690)
(62)
(0.32)%
Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Stoxx Europe 600 Index
(27,721)
$ (11,496)
(66.05)%
Vivendi SA
59,843
1,521
8.74%
Engie SA
83,461
1,385
7.96%
Getlink SE
46,152
743
4.27%
Cie de Saint-Gobain
20,304
708
4.07%
Grifols SA
24,406
539
3.10%
Grifols SA
(16,589)
(531)
(3.05)%
Delivery Hero SE
(3,790)
(285)
(1.64)%
Eurofins Scientific SE
(393)
(197)
(1.14)%
Total Return Equity Basket Swaps (continued)
Counterparty Fund Pays Fund Receives
Payment
Frequency Expiration Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and Unrealized
Appreciation/(Depreciation)
Asset ----- Liability
UBS AG Floating rate based on 1
Day JPY LIBOR plus/
less spread
Total return on a custom basket of
long and short securities traded in
JPY
Monthly 02/01/2022 $ 48 $ — $ 8 $ —
Total $ 65,569 $ — $ 3,411 $ (2,538)
The expiration dates are measured from the commencement of investment in each underlying swap position.
The fund pays a floating rate based on the reference rate plus/less a spread. The spread is negotiated at the security level and is usually similar within a region but may vary depending on how difficult it is to borrow the security.
Notional Amount represents the total absolute value of the underlying securities.
Amounts in thousands.
(a) Top Underlying Securities YORKEBS
(b) Top Underlying Securities YRKEBSEUR

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
110
Reverse Repurchase Agreements
Counterparty Coupon Rate Maturity Date Principal Amount
Payable for Reverse Repurchase Agreements
Barclays Bank PLC (1.75)% Open ended $ 3,390 $ (3,398)
Merrill Lynch (1.69)% 03/02/2020 26 (26)
Merrill Lynch (2.65)% Open ended 441 (448)
Merrill Lynch (2.65)% Open ended 720 (731)
Merrill Lynch (2.40)% Open ended 549 (554)
Merrill Lynch (2.65)% Open ended 1,684 (1,699)
Merrill Lynch (2.65)% Open ended 520 (525)
Merrill Lynch (2.25)% Open ended 713 (717)
Merrill Lynch (2.25)% Open ended 835 (841)
Merrill Lynch (2.67)% 03/06/2020 1,795 (1,798)
Merrill Lynch (2.82)% 03/06/2020 3,053 (3,058)
Merrill Lynch (1.69)% 03/02/2020 11,483 (11,484)
Merrill Lynch (1.69)% 03/02/2020 4,188 (4,188)
Merrill Lynch (1.69)% 03/02/2020 9,127 (9,128)
Merrill Lynch (1.69)% 03/02/2020 5,591 (5,592)
Merrill Lynch (1.69)% 03/02/2020 612 (612)
Merrill Lynch (1.69)% 03/02/2020 50,422 (50,427)
Merrill Lynch (1.69)% 03/02/2020 18,530 (18,532)
Merrill Lynch (1.69)% 03/02/2020 14,051 (14,052)
Merrill Lynch (1.69)% 03/02/2020 37,751 (37,755)
Merrill Lynch (1.69)% 03/02/2020 18,690 (18,692)
Merrill Lynch (1.69)% 03/02/2020 27,260 (27,263)
Merrill Lynch (1.69)% 03/02/2020 4,820 (4,820)
Merrill Lynch (1.69)% 03/02/2020 23,730 (23,732)
Merrill Lynch (1.69)% 03/02/2020 27,365 (27,368)
Merrill Lynch (1.69)% 03/02/2020 49,452 (49,457)
Merrill Lynch (1.69)% 03/02/2020 20,120 (20,122)
Merrill Lynch (1.69)% 03/02/2020 28,741 (28,744)
Merrill Lynch (1.69)% 03/02/2020 1,408 (1,408)
Merrill Lynch (1.62)% 03/02/2020 2,915 (2,915)
Merrill Lynch (1.69)% 03/02/2020 7,594 (7,595)
Merrill Lynch (1.69)% 03/02/2020 18,485 (18,487)
Merrill Lynch (1.68)% 03/02/2020 14,762 (14,76 2 )
Total $ (410,93 0 )
Amounts in thousands.
Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
Citigroup Inc iShares J.P. Morgan
USD EM Bond UCITS
ETF
34,400 Pay 3 Month USD
LIBOR - 1.70%
Quarterly 05/21/2020 $ 3,972 $ — $ 57 $ —
Citigroup Inc iShares J.P. Morgan
USD EM Bond UCITS
ETF
11,500 Pay 3 Month USD
LIBOR - 1.70%
Quarterly 05/21/2020 1,316 — 7 —
HSBC Securities Inc Egypt Government
Bond, 14.30%,
09/03/2022
26,675,000 Receive 3 Month USD
LIBOR + 0.80%
Annual 11/13/2020 $ 1,707 — 126 —
HSBC Securities Inc Egypt Government
Bond, 14.30%,
09/03/2022
11,500,000 Receive 3 Month USD
LIBOR + 0.80%
Annual 12/24/2020 758 — 30 —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 08/11/2020
24,750,000 Receive 3 Month USD
LIBOR + 0.80%
Annual 08/12/2020 1,374 — 113 —
JPMorgan Chase Egypt Treasury Bills,
0.00%, 01/05/2021
23,500,000 Receive 3 Month USD
LIBOR + 0.80%
Annual 01/08/2021 1,314 — 2 6 —
Total $ — $ 35 9 $ —
Amounts in thousands except contracts.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
111
Short Sales Outstanding
PREFERRED STOCKS - (0.03)% Shares Value (000's)
Consumer Products - (0.03)%
Henkel AG & Co KGaA 1.85% 2,783 $ 259
TOTAL PREFERRED STOCKS (proceeds $282) $ 259
COMMON STOCKS - (14.59)% Shares Value (000's)
Advertising - (0.07)%
Dentsu Group Inc 7,000 $ 181
Hakuhodo DY Holdings Inc 14,300 165
JCDecaux SA 13,034 301
$ 647
Aerospace & Defense - (0.25)%
Boeing Co/The 2,919 803
IHI Corp 10,300 214
Kawasaki Heavy Industries Ltd 14,100 253
L3Harris Technologies Inc 5,010 991
$ 2,261
Agriculture - (0.14)%
Altria Group Inc 16,454 664
Archer-Daniels-Midland Co 15,100 569
$ 1,233
Airlines - (0.09)%
American Airlines Group Inc 21,504 410
ANA Holdings Inc 3,000 81
easyJet PLC 843 12
Singapore Airlines Ltd 30,800 178
United Airlines Holdings Inc 1,544 95
$ 776
Apparel - (0.08)%
Adidas AG 215 61
Capri Holdings Ltd 4,900 127
Puma SE 1,409 109
PVH Corp 413 31
Tapestry Inc 2,498 59
VF Corp 6,022 433
$ 820
Automobile Manufacturers - (0.09)%
Bayerische Motoren Werke AG 256 17
Daimler AG 1,948 82
Nissan Motor Co Ltd 52,800 226
PACCAR Inc 5,749 385
Suzuki Motor Corp 3,000 121
Toyota Motor Corp 600 39
Volkswagen AG 210 36
$ 906
Automobile Parts & Equipment - (0.19)%
Aptiv PLC 1,989 155
Cie Generale des Etablissements Michelin SCA 4,443 476
NGK Insulators Ltd 11,300 177
Nokian Renkaat OYJ 16,238 425
Sumitomo Electric Industries Ltd 25,000 295
Toyoda Gosei Co Ltd 7,300 154
$ 1,682
Banks - (0.62)%
Australia & New Zealand Banking Group Ltd 15,815 255
Bank of New York Mellon Corp/The 10,541 421
Bendigo & Adelaide Bank Ltd 124,108 749
Canadian Imperial Bank of Commerce 3,700 282
Citizens Financial Group Inc 7,134 226
Comerica Inc 2,418 127
Commonwealth Bank of Australia 6,851 368
Danske Bank A/S 3,657 57
Fifth Third Bancorp 4,468 109
Huntington Bancshares Inc/OH 21,058 258
KeyCorp 5,576 91
M&T Bank Corp 1,757 247
Nordea Bank Abp 66,870 528
Northern Trust Corp 6,579 577
Regions Financial Corp 18,420 249
State Street Corp 4,990 340
Wells Fargo & Co 11,200 458
COMMON STOCKS (continued) Shares Value (000’s)
Banks (continued)
Zions Bancorp NA 3,906 $ 156
$ 5,498
Beverages - (0.24)%
Brown-Forman Corp - B Shares 7,125 437
Coca-Cola Bottlers Japan Holdings Inc 39,700 916
Monster Beverage Corp 4,071 254
Remy Cointreau SA 5,029 512
$ 2,119
Biotechnology - (0.36)%
Alnylam Pharmaceuticals Inc 1,220 144
BeiGene Ltd ADR 700 111
BioMarin Pharmaceutical Inc 167 15
Corteva Inc 1,361 37
Exact Sciences Corp 1,165 94
Gilead Sciences Inc 1,012 70
Illumina Inc 959 255
Incyte Corp 14,159 1,068
Regeneron Pharmaceuticals Inc 948 421
Seattle Genetics Inc 1,947 222
Vertex Pharmaceuticals Inc 3,716 832
$ 3,269
Building Materials - (0.24)%
Cie de Saint-Gobain 8,005 283
CRH PLC 9,587 323
James Hardie Industries PLC 18,045 337
Johnson Controls International plc 21,796 797
Owens Corning 3,455 195
Sika AG 68 12
Vulcan Materials Co 1,360 164
$ 2,111
Chemicals - (0.49)%
Air Products & Chemicals Inc 659 145
Albemarle Corp 15,406 1,261
BASF SE 2,718 161
CF Industries Holdings Inc 12,695 468
DuPont de Nemours Inc 1,449 62
Hitachi Chemical Co Ltd 15,500 656
International Flavors & Fragrances Inc 2,877 345
Johnson Matthey PLC 1,473 48
LANXESS AG 5,062 269
Linde PLC 458 87
LyondellBasell Industries NV 2,361 169
Mosaic Co/The 6,077 103
Umicore SA 10,643 448
Westlake Chemical Corp 1,000 56
$ 4,278
Commercial Services - (0.31)%
AMERCO 142 46
Automatic Data Processing Inc 776 120
Equifax Inc 1,576 224
Gartner Inc 4,086 528
Global Payments Inc 1,801 331
GMO Payment Gateway Inc 6,500 403
IHS Markit Ltd 2,107 150
ISS A/S 640 11
MarketAxess Holdings Inc 559 181
PayPal Holdings Inc 2,711 293
Rollins Inc 9,882 370
Verisk Analytics Inc 1,449 225
$ 2,882
Computers - (0.35)%
Atos SE 5,887 443
Computershare Ltd 2,722 28
Dell Technologies Inc 8,853 358
DXC Technology Co 5,848 141
Fortinet Inc 4,758 486
Hewlett Packard Enterprise Co 15,797 202
International Business Machines Corp 1,286 167
Seagate Technology PLC 6,959 334

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
112
Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Computers (continued)
Western Digital Corp 17,932 $ 996
$ 3,155
Consumer Products - (0.09)%
Church & Dwight Co Inc 3,837 267
Clorox Co/The 3,586 572
$ 839
Cosmetics & Personal Care - (0.05)%
Coty Inc 23,119 213
Kose Corp 600 71
Shiseido Co Ltd 2,500 149
$ 433
Distribution & Wholesale - (0.11)%
Copart Inc 2,754 233
Fastenal Co 11,563 396
Jardine Cycle & Carriage Ltd 19,400 381
$ 1,010
Diversified Financial Services - (0.53)%
Alliance Data Systems Corp 1,787 153
Ameriprise Financial Inc 2,925 413
Capital One Financial Corp 974 86
Cboe Global Markets Inc 6,724 767
Charles Schwab Corp/The 6,875 280
CME Group Inc 2,561 509
Credit Saison Co Ltd 22,900 330
E*TRADE Financial Corp 3,207 147
Intercontinental Exchange Inc 1,300 116
Japan Exchange Group Inc 5,000 84
Raymond James Financial Inc 7,300 610
SBI Holdings Inc/Japan 15,700 317
St James's Place PLC 37,280 494
Synchrony Financial 8,819 257
$ 4,563
Electric - (0.82)%
Alliant Energy Corp 3,874 202
Ameren Corp 2,643 209
American Electric Power Co Inc 2,756 246
CenterPoint Energy Inc 14,004 322
Chugoku Electric Power Co Inc/The 44,900 596
CLP Holdings Ltd 1,500 16
Consolidated Edison Inc 4,354 343
DTE Energy Co 2,771 309
Duke Energy Corp 493 45
E.ON SE 44,167 513
Edison International 6,773 455
Entergy Corp 10,797 1,262
Eversource Energy 1,491 129
Exelon Corp 7,010 302
FirstEnergy Corp 612 27
Kyushu Electric Power Co Inc 39,800 288
NextEra Energy Inc 279 71
Pinnacle West Capital Corp 762 68
Power Assets Holdings Ltd 6,500 47
PPL Corp 6,952 209
Sempra Energy 2,770 388
Southern Co/The 1,084 65
SSE PLC 34,466 678
WEC Energy Group Inc 2,570 237
Xcel Energy Inc 4,718 294
$ 7,321
Electrical Components & Equipment - (0.03)%
AMETEK Inc 2,994 257
Electronics - (0.18)%
Agilent Technologies Inc 1,201 93
Arrow Electronics Inc 724 49
Keysight Technologies Inc 4,143 393
Nidec Corp 1,000 118
Roper Technologies Inc 1,572 553
TE Connectivity Ltd 584 48
Trimble Inc 7,114 281
COMMON STOCKS (continued) Shares Value (000’s)
Electronics (continued)
Waters Corp 633 $ 123
$ 1,658
Energy - Alternate Sources - (0.01)%
Siemens Gamesa Renewable Energy SA 4,150 67
Engineering & Construction - (0.42)%
Auckland International Airport Ltd 3,749 19
CK Infrastructure Holdings Ltd 6,000 41
Ferrovial SA 45,360 1,303
Jacobs Engineering Group Inc 15,476 1,429
Japan Airport Terminal Co Ltd 24,700 960
Kajima Corp 11,200 120
$ 3,872
Entertainment - (0.07)%
Flutter Entertainment PLC 3,510 373
Live Nation Entertainment Inc 5,664 344
$ 717
Environmental Control - 0.00%
Kurita Water Industries Ltd 800 21
Food - (0.35)%
Barry Callebaut AG 89 184
Conagra Brands Inc 6,703 179
Hormel Foods Corp 12,948 539
Jardine Strategic Holdings Ltd 5,500 160
JM Smucker Co/The 133 14
Kellogg Co 2,825 171
Kikkoman Corp 5,000 230
Kroger Co/The 26,912 757
Lamb Weston Holdings Inc 1,898 165
McCormick & Co Inc/MD 1,389 203
Mowi ASA 5,370 114
NH Foods Ltd 3,100 117
Ocado Group PLC 14,797 205
Sysco Corp 1,190 79
Yamazaki Baking Co Ltd 7,200 122
$ 3,239
Food Service - (0.03)%
Sodexo SA 2,945 285
Forest Products & Paper - (0.03)%
Mondi PLC 3,477 71
Stora Enso Oyj 8,893 105
West Fraser Timber Co Ltd 3,600 134
$ 310
Gas - (0.20)%
Atmos Energy Corp 10,856 1,121
NiSource Inc 18,393 497
UGI Corp 4,725 170
$ 1,788
Hand & Machine Tools - (0.02)%
Snap-on Inc 1,377 199
Healthcare - Products - (0.36)%
ABIOMED Inc 2,111 317
Align Technology Inc 354 77
Baxter International Inc 3,678 307
Boston Scientific Corp 6,801 254
Cooper Cos Inc/The 670 217
Demant A/S 709 22
DENTSPLY SIRONA Inc 1,947 96
Edwards Lifesciences Corp 1,256 257
Hologic Inc 6,967 328
IDEXX Laboratories Inc 1,280 326
Intuitive Surgical Inc 445 238
ResMed Inc 170 27
STERIS PLC 844 134
Stryker Corp 1,007 192
Teleflex Inc 977 327
Terumo Corp 400 13
Varian Medical Systems Inc 948 117
$ 3,249

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
113
Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Healthcare - Services - (0.28)%
Anthem Inc 1,572 $ 404
Centene Corp 6,346 337
Fresenius Medical Care AG & Co KGaA 4,614 356
Fresenius SE & Co KGaA 2,086 99
HCA Healthcare Inc 702 89
IQVIA Holdings Inc 2,407 336
Laboratory Corp of America Holdings 3,916 688
Ryman Healthcare Ltd 26,852 257
$ 2,566
Holding Companies - Diversified - (0.01)%
Jardine Matheson Holdings Ltd 1,600 88
Home Builders - (0.04)%
DR Horton Inc 1,465 78
NVR Inc 68 249
$ 327
Home Furnishings - (0.03)%
Electrolux AB 7,539 153
Panasonic Corp 8,400 80
$ 233
Insurance - (0.56)%
Aflac Inc 7,100 304
American International Group Inc 5,867 247
Arthur J Gallagher & Co 4,751 463
Chubb Ltd 3,615 524
Great-West Lifeco Inc 6,600 155
Lincoln National Corp 8,246 374
Progressive Corp/The 4,961 363
Prudential Financial Inc 7,463 563
Prudential PLC 17,901 298
Reinsurance Group of America Inc 5,416 661
Suncorp Group Ltd 31,412 235
Travelers Cos Inc/The 2,520 302
Unum Group 10,605 247
Willis Towers Watson PLC 1,479 280
$ 5,016
Internet - (0.37)%
CyberAgent Inc 7,900 299
eBay Inc 3,518 122
Expedia Group Inc 4,258 420
Grubhub Inc 3,993 192
Iliad SA 2,558 360
MercadoLibre Inc 56 34
Netflix Inc 392 145
Okta Inc 1,300 166
Palo Alto Networks Inc 317 59
Rakuten Inc 31,200 263
Shopify Inc 1,100 511
Twitter Inc 12,010 399
VeriSign Inc 962 183
Wayfair Inc 360 23
Zillow Group Inc - C Shares 5,126 286
$ 3,462
Investment Companies - (0.10)%
Industrivarden AB 2,854 65
Kinnevik AB 5,438 111
L E Lundbergforetagen AB 1,965 82
Pargesa Holding SA 9,027 665
$ 923
Iron & Steel - (0.18)%
Hitachi Metals Ltd 90,200 1,299
voestalpine AG 15,378 335
$ 1,634
Leisure Products & Services - (0.12)%
Carnival Corp 151 5
Flight Centre Travel Group Ltd 6,253 134
Harley-Davidson Inc 8,419 256
Norwegian Cruise Line Holdings Ltd 8,739 326
Royal Caribbean Cruises Ltd 2,560 206
COMMON STOCKS (continued) Shares Value (000’s)
Leisure Products & Services (continued)
TUI AG 20,696 $ 163
$ 1,090
Lodging - (0.29)%
City Developments Ltd 62,000 443
Crown Resorts Ltd 3,676 25
Las Vegas Sands Corp 6,018 351
Marriott International Inc/MD 861 107
MGM Resorts International 17,695 435
Whitbread PLC 8,216 414
Wynn Resorts Ltd 6,961 752
$ 2,527
Machinery - Construction & Mining - (0.06)%
Hitachi Construction Machinery Co Ltd 10,000 244
Weir Group PLC/The 14,006 237
$ 481
Machinery - Diversified - (0.37)%
ANDRITZ AG 5,303 188
CNH Industrial NV 31,213 291
Daifuku Co Ltd 5,700 335
Deere & Co 6,117 957
Flowserve Corp 218 9
IDEX Corp 1,412 209
Rockwell Automation Inc 3,512 644
THK Co Ltd 600 14
Westinghouse Air Brake Technologies Corp 2,753 189
Xylem Inc/NY 1,404 109
Yaskawa Electric Corp 13,600 424
$ 3,369
Media - (0.40)%
DISH Network Corp 28,097 942
Liberty Broadband Corp - C Shares 5,401 680
News Corp - A Shares 37,240 449
Pearson PLC 45,756 332
ViacomCBS Inc 13,103 322
Walt Disney Co/The 6,892 811
$ 3,536
Metal Fabrication & Hardware - (0.04)%
MISUMI Group Inc 17,700 373
Mining - (0.23)%
Anglo American PLC 6,749 159
Barrick Gold Corp 3,100 59
Boliden AB 25,546 536
Cameco Corp 1,400 12
Freeport-McMoRan Inc 56,189 560
Lundin Mining Corp 30,000 153
Mitsubishi Materials Corp 16,700 379
Newmont Corp 1,711 76
$ 1,934
Miscellaneous Manufacturers - (0.27)%
General Electric Co 26,227 285
JSR Corp 12,800 223
Nikon Corp 7,600 78
Parker-Hannifin Corp 4,846 895
Smiths Group PLC 16,461 328
Textron Inc 14,435 586
$ 2,395
Office & Business Equipment - (0.14)%
Konica Minolta Inc 39,300 215
Ricoh Co Ltd 71,700 670
Seiko Epson Corp 32,300 453
$ 1,338
Oil & Gas - (0.51)%
Cabot Oil & Gas Corp 29,726 414
Cimarex Energy Co 12,034 398
Concho Resources Inc 708 48
Diamondback Energy Inc 8,983 557
Hess Corp 14,542 817
Husky Energy Inc 1,800 9
Marathon Oil Corp 58,263 482

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
114
Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Oil & Gas (continued)
Noble Energy Inc 35,866 $ 568
Occidental Petroleum Corp 27,046 885
Oil Search Ltd 11,006 40
Pioneer Natural Resources Co 3,947 485
$ 4,703
Oil & Gas Services - (0.03)%
Schlumberger Ltd 7,395 200
TechnipFMC PLC 5,251 78
$ 278
Packaging & Containers - (0.04)%
Ball Corp 1,009 71
Crown Holdings Inc 3,643 257
Sealed Air Corp 28 1
Westrock Co 1,234 41
$ 370
Pharmaceuticals - (0.32)%
Alfresa Holdings Corp 21,600 377
Cardinal Health Inc 9,253 482
Eli Lilly & Co 1,897 239
McKesson Corp 2,805 392
Orion Oyj 296 12
Perrigo Co PLC 16,716 847
Suzuken Co Ltd/Aichi Japan 200 7
Taisho Pharmaceutical Holdings Co Ltd 1,900 117
Zoetis Inc 3,741 498
$ 2,971
Pipelines - (0.29)%
Cheniere Energy Inc 5,892 302
Keyera Corp 12,100 290
Kinder Morgan Inc/DE 21,267 408
Koninklijke Vopak NV 5,107 243
ONEOK Inc 7,568 505
Targa Resources Corp 16,400 531
Williams Cos Inc/The 14,470 276
$ 2,555
Private Equity - (0.06)%
Onex Corp 9,800 550
Real Estate - (0.07)%
Aeon Mall Co Ltd 1,300 18
Hulic Co Ltd 13,800 154
Tokyu Fudosan Holdings Corp 71,100 449
$ 621
REITs - (0.30)%
American Tower Corp 1,141 259
Apartment Investment & Management Co 2,980 143
Crown Castle International Corp 2,368 339
Equinix Inc 633 363
Essex Property Trust Inc 433 123
Healthpeak Properties Inc 157 5
Host Hotels & Resorts Inc 1,926 28
Iron Mountain Inc 11,106 338
Regency Centers Corp 5,854 336
SBA Communications Corp 1,301 345
SL Green Realty Corp 876 69
Ventas Inc 1,210 65
Vornado Realty Trust 3,773 202
$ 2,615
Retail - (0.89)%
Advance Auto Parts Inc 1,565 208
Aeon Co Ltd 3,900 73
Canadian Tire Corp Ltd 300 29
CarMax Inc 12,646 1,104
Chipotle Mexican Grill Inc 639 494
Costco Wholesale Corp 479 135
Darden Restaurants Inc 6,219 606
Dollar Tree Inc 18,295 1,519
Gap Inc/The 10,021 144
Genuine Parts Co 6,421 560
Isetan Mitsukoshi Holdings Ltd 7,700 50
COMMON STOCKS (continued) Shares Value (000’s)
Retail (continued)
J Front Retailing Co Ltd 30,000 $ 319
Kohl's Corp 9,388 368
L Brands Inc 11,123 241
Lowe's Cos Inc 4,403 469
Marui Group Co Ltd 5,000 98
Nordstrom Inc 10,351 359
O'Reilly Automotive Inc 627 231
Ross Stores Inc 3,386 368
Ryohin Keikaku Co Ltd 6,000 81
Tiffany & Co 1,509 201
Ulta Beauty Inc 1,399 360
Walgreens Boots Alliance Inc 1,006 46
Yamada Denki Co Ltd 8,300 40
$ 8,103
Savings & Loans - (0.01)%
People's United Financial Inc 4,768 67
Semiconductors - (0.47)%
Advanced Micro Devices Inc 9,545 434
Analog Devices Inc 3,312 361
Broadcom Inc 1,070 292
IPG Photonics Corp 97 12
KLA Corp 5,577 857
Marvell Technology Group Ltd 27,900 594
Maxim Integrated Products Inc 5,724 318
Microchip Technology Inc 4,338 393
Micron Technology Inc 8,816 463
QUALCOMM Inc 849 66
SUMCO Corp 5,900 89
Xilinx Inc 3,896 325
$ 4,204
Shipbuilding - (0.01)%
Wartsila OYJ Abp 4,530 47
Software - (0.61)%
Activision Blizzard Inc 6,201 360
Akamai Technologies Inc 526 46
Autodesk Inc 978 187
Broadridge Financial Solutions Inc 3,471 362
Cadence Design Systems Inc 2,833 187
Electronic Arts Inc 3,333 338
Fidelity National Information Services Inc 1,150 161
Fiserv Inc 2,939 321
Intuit Inc 856 228
Jack Henry & Associates Inc 547 83
Konami Holdings Corp 5,900 213
MongoDB Inc 2,300 351
Nexon Co Ltd 4,600 73
Paycom Software Inc 681 192
salesforce.com Inc 259 44
ServiceNow Inc 1,863 608
Splunk Inc 2,954 435
Synopsys Inc 1,197 165
Twilio Inc 8,741 985
Worldline SA/France 1,488 115
$ 5,454
Telecommunications - (0.19)%
Arista Networks Inc 1,061 205
CenturyLink Inc 30,989 374
Corning Inc 9,569 228
Juniper Networks Inc 3,335 71
Millicom International Cellular SA 1,946 90
Nokia OYJ 11,287 43
Orange SA 13,833 186
Tele2 AB 1,083 16
Verizon Communications Inc 8,930 484
$ 1,697
Toys, Games & Hobbies - (0.01)%
Hasbro Inc 1,119 86

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 29, 2020 (unaudited)
See accompanying notes.
115
Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Transportation - (0.44)%
CH Robinson Worldwide Inc 1,109 $ 76
FedEx Corp 7,703 1,087
Getlink SE 36,359 589
JB Hunt Transport Services Inc 2,700 260
Keihan Holdings Co Ltd 300 12
Kintetsu Group Holdings Co Ltd 9,800 423
Knight-Swift Transportation Holdings Inc 13,701 438
Mitsui OSK Lines Ltd 18,000 371
Norfolk Southern Corp 748 136
Odakyu Electric Railway Co Ltd 2,000 38
Old Dominion Freight Line Inc 861 167
Union Pacific Corp 1,300 208
United Parcel Service Inc 120 11
Yamato Holdings Co Ltd 8,800 139
$ 3,955
Water - (0.03)%
American Water Works Co Inc 1,462 181
Suez 4,175 66
$ 247
TOTAL COMMON STOCKS (proceeds $140,316) $ 131,280
BONDS - (1.66)%
Principal
Amount (000's) Value (000's)
Electric - (0.55)%
Comision Federal de Electricidad
6.13%, 06/16/2045 $ 4,000 $ 4,943
Sovereign - (1.11)%
Argentine Republic Government International
Bond
7.50%, 04/22/2026 6,381 2,760
Colombia Government International Bond
5.00%, 06/15/2045 546 660
Mexico Government International Bond
3.75%, 01/11/2028 2,552 2,731
Republic of South Africa Government
International Bond
4.85%, 09/27/2027 3,071 3,201
Turkey Government International Bond
11.88%, 01/15/2030 497 684
$ 10,036
TOTAL BONDS (proceeds $14,994) $ 14,979
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - (30.27)%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - (1.89)%
3.00%, 04/01/2050 $ 16,550 $ 17,026
U.S. Treasury - (28.04)%
1.13%, 02/28/2025 10,493 10,601
1.38%, 01/31/2025 23,412 23,926
1.50%, 09/15/2022 22,274 22,621
1.50%, 01/15/2023 29,516 30,033
1.50%, 10/31/2024 19,909 20,437
1.50%, 01/31/2027 37,245 38,387
1.75%, 12/31/2024 48,332 50,224
1.75%, 12/31/2026 18,689 19,568
2.38%, 05/15/2027 28,413 31,037
2.38%, 11/15/2049 4,742 5,529
$ 252,363
U.S. Treasury Inflation-Indexed Obligations - (0.34)%
0.25%, 07/15/2029 2,908 3,071
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (proceeds $263,320) $ 272,460
TOTAL SHORT SALES (proceeds $418,912) $ 418,978

Schedule of Investments
International Small Company Fund
February 29, 2020 (unaudited)
See accompanying notes.
116
INVESTMENT COMPANIES - 3.73% Shares Held Value (000's)
Money Market Funds - 3.73%
BlackRock Liquidity FedFund 1.48%
(a),(b)
9,032,794 $ 9,032
Principal Government Money Market Fund
1.43%
(a),(b),(c)
24,649,594 24,650
$ 33,682
TOTAL INVESTMENT COMPANIES $ 33,682
COMMON STOCKS - 99.12% Shares Held Value (000's)
Advertising - 0.55%
Stroeer SE & Co KGaA 66,425 4,972
Aerospace & Defense - 1.21%
CAE Inc 169,700 4,540
Meggitt PLC 633,032 4,458
Ultra Electronics Holdings PLC 76,641 1,942
$ 10,940
Airlines - 0.74%
Air Canada
( d)
129,300 3,299
Wizz Air Holdings Plc
( d),(e)
75,175 3,345
$ 6,644
Apparel - 1.16%
boohoo Group PLC
( d)
1,551,205 5,891
Puma SE 29,978 2,324
Yue Yuen Industrial Holdings Ltd 947,500 2,299
$ 10,514
Automobile Manufacturers - 0.19%
Isuzu Motors Ltd 183,400 1,716
Automobile Parts & Equipment - 1.52%
Rheinmetall AG 61,478 5,707
Toyoda Gosei Co Ltd 236,700 5,001
TS Tech Co Ltd 118,100 3,054
$ 13,762
Banks - 4.82%
77 Bank Ltd/The 65,300 828
Banco Comercial Portugues SA 25,367,805 4,597
BAWAG Group AG
( e)
95,090 4,101
Cembra Money Bank AG 43,119 4,853
Chiba Bank Ltd/The 791,800 3,836
Israel Discount Bank Ltd 1,402,461 5,844
Mediobanca Banca di Credito Finanziario SpA 543,323 4,941
Mizrahi Tefahot Bank Ltd 248,641 6,378
Paragon Banking Group PLC 688,454 4,049
Shinsei Bank Ltd 310,700 4,070
$ 43,497
Beverages - 1.08%
Carlsberg A/S 15,412 2,038
Royal Unibrew A/S 88,730 7,677
$ 9,715
Building Materials - 1.01%
Buzzi Unicem SpA 305,644 6,704
Ibstock PLC
( e)
697,938 2,461
$ 9,165
Chemicals - 3.32%
Arkema SA 60,676 5,740
Denka Co Ltd 218,600 5,456
DIC Corp 142,100 3,357
Koninklijke DSM NV 18,694 2,108
Lintec Corp 138,900 2,971
Solvay SA 22,811 2,082
Sumitomo Bakelite Co Ltd 138,300 4,098
Zeon Corp 441,300 4,198
$ 30,010
Commercial Services - 2.59%
Aggreko PLC 353,446 3,088
Loomis AB 151,882 5,304
Nishio Rent All Co Ltd 82,300 2,030
Park24 Co Ltd 195,200 3,846
QinetiQ Group PLC 875,612 3,919
Rentokil Initial PLC 455,325 2,849
Sixt SE
( f)
26,653 2,346
$ 23,382
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 4.63%
Appen Ltd 291,139 $ 4,030
Computacenter PLC 141,286 2,995
CyberArk Software Ltd
( d)
44,017 4,609
Indra Sistemas SA
( d)
398,671 4,360
Keywords Studios PLC 132,911 2,671
Logitech International SA 62,275 2,415
MCJ Co Ltd 252,700 1,451
NEC Corp 63,500 2,384
NEC Networks & System Integration Corp 53,500 1,979
Nomura Research Institute Ltd 110,900 2,435
S&T AG
( f)
147,250 3,290
Softcat PLC 182,797 2,501
Sopra Steria Group 25,251 4,088
Teleperformance 10,871 2,652
$ 41,860
Distribution & Wholesale - 2.45%
Inchcape PLC 751,194 5,615
Rexel SA 567,968 7,021
Seven Group Holdings Ltd
( f)
453,493 5,294
Toromont Industries Ltd 85,804 4,242
$ 22,172
Diversified Financial Services - 3.05%
AerCap Holdings NV
( d)
102,364 5,331
Aruhi Corp 92,100 1,348
Euronext NV
( e)
72,823 6,071
Man Group PLC/Jersey 1,996,636 3,792
Mitsubishi UFJ Lease & Finance Co Ltd 821,300 4,697
TP ICAP PLC 492,023 2,321
Zenkoku Hosho Co Ltd 106,900 3,989
$ 27,549
Electric - 2.24%
Capital Power Corp 270,200 6,754
Chubu Electric Power Co Inc 136,500 1,778
Hera SpA 1,390,821 5,970
Iren SpA 1,860,916 5,760
$ 20,262
Electrical Components & Equipment - 1.40%
Prysmian SpA
( f)
239,158 5,713
Signify NV
( e)
232,870 6,939
$ 12,652
Electronics - 1.53%
Anritsu Corp
( f)
337,700 5,582
Halma PLC 95,444 2,398
Hitachi High-Tech Corp 43,500 3,231
Mycronic AB 182,653 2,582
$ 13,793
Energy - Alternate Sources - 0.32%
Vestas Wind Systems A/S 29,468 2,843
Engineering & Construction - 4.17%
ACS Actividades de Construccion y Servicios SA 54,833 1,635
ACS Actividades de Construccion y Servicios
SA - Rights
( d)
54,833 24
Downer EDI Ltd 1,192,263 4,503
Hazama Ando Corp 703,800 5,156
Kajima Corp 468,400 5,020
KAWADA TECHNOLOGIES Inc 25,300 1,306
Kyowa Exeo Corp 289,800 6,344
Maeda Corp 531,500 4,681
SPIE SA 179,060 3,457
Stantec Inc 132,600 3,961
Yokogawa Bridge Holdings Corp 86,900 1,573
$ 37,660
Entertainment - 2.78%
Cineworld Group PLC 2,348,710 4,770
GVC Holdings PLC 480,943 4,945
Sega Sammy Holdings Inc 395,500 5,222
Stars Group Inc/ The
( d)
231,200 5,298
Tokyotokeiba Co Ltd 52,100 1,587

Schedule of Investments
International Small Company Fund
February 29, 2020 (unaudited)
See accompanying notes.
117
COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment (continued)
William Hill PLC 1,728,453 $ 3,299
$ 25,121
Food - 4.64%
AAK AB 184,652 3,188
Empire Co Ltd 210,100 4,694
Greencore Group PLC 1,192,795 3,247
HelloFresh SE
( d)
134,828 3,288
J Sainsbury PLC 1,939,951 4,915
Morinaga Milk Industry Co Ltd 174,200 6,139
NH Foods Ltd 137,200 5,169
Nichirei Corp
( f)
139,700 3,528
Sonae SGPS SA 2,752,184 2,162
SSP Group Plc 564,373 3,732
WH Group Ltd
( e)
1,787,000 1,875
$ 41,937
Food Service - 0.26%
Autogrill SpA 286,986 2,320
Forest Products & Paper - 0.57%
Interfor Corp
( d)
254,000 2,258
UPM- Kymmene Oyj 92,984 2,861
$ 5,119
Gas - 0.73%
Rubis SCA 121,198 6,573
Hand & Machine Tools - 0.15%
Rhi Magnesita NV 34,900 1,358
Healthcare - Products - 1.58%
Carl Zeiss Meditec AG 14,015 1,491
Elekta AB 395,848 4,202
GN Store Nord A/S 103,342 5,767
Sartorius Stedim Biotech 14,572 2,791
$ 14,251
Healthcare - Services - 2.23%
Evotec SE
( d),(f)
125,822 3,063
ICON PLC
( d)
37,640 5,874
Korian SA 93,763 4,280
Orpea 53,513 6,944
$ 20,161
Home Furnishings - 0.38%
Canon Marketing Japan Inc 150,800 3,461
Insurance - 2.55%
ASR Nederland NV 234,532 7,893
Direct Line Insurance Group PLC 1,456,139 5,804
Phoenix Group Holdings PLC 689,772 6,194
Swiss Life Holding AG 6,757 3,102
$ 22,993
Internet - 0.85%
Scout24 AG
( e)
116,152 7,642
Lodging - 0.21%
NagaCorp Ltd 1,344,000 1,868
Machinery - Diversified - 2.49%
ATS Automation Tooling Systems Inc
( d)
160,000 2,137
Bucher Industries AG 19,192 6,014
Deutz AG 379,760 1,810
Husqvarna AB 707,383 4,761
Makino Milling Machine Co Ltd 98,300 3,306
Okuma Holdings Inc 107,200 4,499
$ 22,527
Media - 1.80%
Future PLC 138,759 2,092
Nine Entertainment Co Holdings Ltd 3,973,191 4,163
ProSiebenSat.1 Media SE 441,781 5,381
Tokyo Broadcasting System Holdings Inc 295,100 4,592
$ 16,228
Mining - 3.19%
Alacer Gold Corp
( d)
486,300 2,199
Hudbay Minerals Inc 552,427 1,346
Lundin Mining Corp 1,162,300 5,932
COMMON STOCKS (continued) Shares Held Value (000’s)
Mining (continued)
Northern Star Resources Ltd 558,740 $ 4,880
Perenti Global Ltd 2,462,646 2,190
Saracen Mineral Holdings Ltd
( d)
2,641,613 6,435
SSR Mining Inc
( d)
370,227 5,792
$ 28,774
Miscellaneous Manufacturers - 1.05%
Aalberts NV 74,098 2,764
Trelleborg AB 246,769 3,855
Vesuvius PLC 527,599 2,895
$ 9,514
Office & Business Equipment - 0.20%
Sato Holdings Corp 79,700 1,792
Oil & Gas - 2.59%
Aker BP ASA 78,335 1,919
Beach Energy Ltd 3,269,827 3,865
DCC PLC 58,438 4,185
Enerplus Corp
( f)
851,400 3,698
International Petroleum Corp/ Sweden
( d),(f)
379,607 1,273
Parex Resources Inc
( d)
361,967 4,951
Premier Oil PLC
( d),(f)
2,484,117 2,530
TORC Oil & Gas Ltd
( f)
416,500 1,015
$ 23,436
Packaging & Containers - 0.76%
DS Smith PLC 1,683,070 6,878
Pharmaceuticals - 3.52%
Almirall SA 124,963 1,637
Amplifon SpA 215,498 6,182
Clinigen Group Plc 184,308 1,694
Hikma Pharmaceuticals PLC 258,681 6,022
Nippon Shinyaku Co Ltd 64,200 4,810
Sawai Pharmaceutical Co Ltd 121,500 6,905
Ship Healthcare Holdings Inc 64,800 2,611
Towa Pharmaceutical Co Ltd 96,900 1,918
$ 31,779
Pipelines - 0.69%
Keyera Corp
( f)
141,800 3,404
Koninklijke Vopak NV 59,376 2,826
$ 6,230
Private Equity - 1.10%
Intermediate Capital Group PLC 369,984 7,652
Jafco Co Ltd 59,800 2,264
$ 9,916
Real Estate - 4.52%
CA Immobilien Anlagen AG 66,862 2,714
Castellum AB 339,740 7,834
Entra ASA
( e)
168,149 2,664
Hysan Development Co Ltd 789,000 2,884
IMMOFINANZ AG
( d)
107,495 2,769
LEG Immobilien AG 64,711 7,771
PSP Swiss Property AG 57,571 8,520
UOL Group Ltd 1,061,200 5,691
$ 40,847
REITs - 8.44%
Allied Properties Real Estate Investment Trust 123,859 5,026
alstria office REIT-AG 218,546 4,153
Canadian Apartment Properties REIT 81,200 3,396
Charter Hall Group 837,144 6,850
Cofinimmo SA 15,186 2,425
Covivio 47,834 5,091
Frasers Logistics & Industrial Trust 2,844,700 2,540
Granite Real Estate Investment Trust 62,100 3,162
ICADE 46,182 4,626
Inmobiliaria Colonial Socimi SA 273,115 3,489
Invincible Investment Corp 9,770 3,954
Japan Hotel REIT Investment Corp 7,615 4,253
Kenedix Office Investment Corp 853 6,365
Kenedix Residential Next Investment Corp 2,104 3,605
Mapletree Commercial Trust 3,151,673 4,777

Schedule of Investments
International Small Company Fund
February 29, 2020 (unaudited)
See accompanying notes.
118
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Mapletree Industrial Trust 1,717,200 $ 3,314
MCUBS MidCity Investment Corp 3,241 3,373
Merlin Properties Socimi SA 448,893 5,794
$ 76,193
Retail - 6.13%
B&M European Value Retail SA 1,232,062 5,337
CECONOMY AG
( d)
580,608 2,800
Cosmos Pharmaceutical Corp 29,600 6,452
Grafton Group PLC 395,448 4,403
J Front Retailing Co Ltd 489,600 5,202
JD Sports Fashion PLC 519,464 4,969
Komeri Co Ltd 52,300 945
Man Wah Holdings Ltd 2,877,200 2,135
Moncler SpA 52,409 2,062
Saizeriya Co Ltd 147,200 2,809
Seiko Holdings Corp 127,000 2,453
Super Retail Group Ltd 508,042 2,718
Sushiro Global Holdings Ltd 75,400 5,420
Tsuruha Holdings Inc 43,300 5,028
Valora Holding AG
( d)
10,538 2,630
$ 55,363
Semiconductors - 0.82%
ASM International NV 64,494 7,412
Software - 2.51%
AVEVA Group PLC 24,906 1,417
CompuGroup Medical SE 28,556 1,793
Descartes Systems Group Inc/ The
( d)
86,900 3,608
Kinaxis Inc
( d)
42,200 3,548
NSD Co Ltd 134,500 2,163
Open Text Corp 69,400 2,906
TIS Inc 121,400 7,254
$ 22,689
Telecommunications - 1.59%
Bezeq The Israeli Telecommunication Corp Ltd
( d)
5,719,817 4,172
Proximus SADP 198,198 4,922
Spark New Zealand Ltd 1,864,926 5,305
$ 14,399
Transportation - 2.81%
ComfortDelGro Corp Ltd 2,845,700 4,035
Kamigumi Co Ltd 283,900 5,478
National Express Group PLC 915,608 4,993
Sankyu Inc 134,800 5,710
TFI International Inc 168,400 5,194
$ 25,410
TOTAL COMMON STOCKS $ 895,299
Total Investments $ 928,981
Other Assets and Liabilities -  (2.85)% (25,755)
TOTAL NET ASSETS - 100.00% $ 903,226
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $24,353 or 2.70% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $35,098 or 3.89% of net assets.
(f) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  ( unaudited)
Location Percent
Japan 24.95%
United Kingdom 13.00%
Canada 10.14%
Germany 6.04%
France 5.89%
Australia 4.97%
Italy 4.39%
United States 3.98%
Netherlands 3.98%
Sweden 3.53%
Switzerland 3.41%
Ireland 2.85%
Israel 2.33%
Singapore 2.26%
Denmark 2.04%
Spain 1.87%
Austria 1.57%
Belgium 1.04%
Hong Kong 1.02%
Portugal 0.75%
Jordan 0.67%
New Zealand 0.59%
Isle of Man 0.55%
Norway 0.50%
Finland 0.32%
Cambodia 0.21%
Other Assets and Liabilities
(2.85)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2019 Purchases Sales February 29, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 1.43% $ 29,546 $ 262,962 $ 267,858 $ 24,650
$ 29,546 $ 262,962 $ 267,858 $ 24,650
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.43% $ 118 $ — $ — $ —
$ 118 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Opportunistic Municipal Fund
February 29, 2020 (unaudited)
See accompanying notes.
119
INVESTMENT COMPANIES - 0.27% Shares Held Value (000's)
Exchange-Traded Funds - 0.27%
SPDR Nuveen Bloomberg Barclays High Yield
Municipal Bond ETF
6,435 $ 391
VanEck Vectors Short High-Yield Municipal
Index ETF
1,000 25
$ 416
TOTAL INVESTMENT COMPANIES $ 416
MUNICIPAL BONDS - 106.66%
Principal
Amount (000's) Value (000's)
Alabama - 3.63%
Lower Alabama Gas District/The
5.00%, 09 /01/2034 $ 1,500 $ 2,059
Tuscaloosa County Industrial Development
Authority
4.50%, 05 /01/2032
(a)
1,000 1,159
5.25%, 05 /01/2044
(a)
2,000 2,386
$ 5,604
Arizona - 5.03%
Arizona Industrial Development Authority
5.00%, 01 /01/2049
(a)
1,000 1,092
7.25%, 01 /01/2054
(a)
1,000 1,070
Navajo Nation
5.50%, 12 /01/2030
(a)
2,500 2,889
Salt Verde Financial Corp
5.00%, 12 /01/2032 2,000 2,708
$ 7,759
Arkansas - 0.73%
Arkansas Development Finance Authority
4.50%, 09 /01/2049
(a)
1,000 1,120
California - 5.18%
Abag Finance Authority for Nonprofit Corps
5.00%, 08 /01/2043 500 560
California Statewide Communities Development
Authority
5.25%, 12 /01/2048
(a)
1,000 1,198
California Statewide Communities Development
Authority ( credit support from Ginnie Mae
Collateral )
4.90%, 07 /20/2039
(b)
500 510
California Statewide Financing Authority
6.00%, 05 /01/2043 1,000 1,006
La Verne Public Financing Authority
7.25%, 09 /01/2026 490 492
Oakland Unified School District/Alameda County
5.00%, 08 /01/2035 1,225 1,470
State of California
1.07%, 05 /01/2033
(c)
2,750 2,750
$ 7,986
Colorado - 5.00%
Centerra Metropolitan District No 1
5.00%, 12 /01/2037
(a)
1,000 1,081
Eagle County Airport Terminal Corp
5.00%, 05 /01/2037 1,000 1,201
Elbert County Independence Water & Sanitation
District
7.25%, 12 /01/2038 1,000 1,102
Painted Prairie Public Improvement Authority
5.00%, 12 /01/2049 500 528
Prairie Farm Metropolitan District
5.25%, 12 /01/2048 1,000 1,080
STC Metropolitan District No 2
5.00%, 12 /01/2038 1,000 1,106
Velocity Metropolitan District No 3
5.50%, 12 /01/2048 1,500 1,622
$ 7,720
Connecticut - 1.61%
Mohegan Tribal Finance Authority
7.00%, 02 /01/2045
(a)
2,400 2,479
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
District of Columbia - 2.26%
District of Columbia
4.00%, 07 /01/2039 $ 1,000 $ 1,146
Metropolitan Washington Airports Authority
Dulles Toll Road Revenue
4.00%, 10 /01/2049 2,000 2,341
$ 3,487
Florida - 5.05%
Florida Development Finance Corp
6.25%, 01 /01/2049
(a),(c)
1,000 1,039
Greater Orlando Aviation Authority
5.00%, 10 /01/2047
(d)
2,999 3,643
Martin County Health Facilities Authority
4.00%, 01 /01/2046 1,000 1,164
Ocean Highway & Port Authority
5.50%, 12 /01/2049
(a)
1,500 1,591
Orange County Housing Finance Authority
7.00%, 10 /01/2025 345 346
$ 7,783
Georgia - 0.97%
Development Authority of Burke County/The
1.25%, 07 /01/2049
(c)
1,500 1,500
Illinois - 13.69%
City of Chicago IL
5.50%, 01 /01/2042 300 347
5.50%, 01 /01/2049 1,000 1,246
6.00%, 01 /01/2038 1,900 2,392
7.46%, 02 /15/2026 1,707 1,295
City of Chicago IL Wastewater Transmission
Revenue
5.00%, 01 /01/2031 760 883
5.00%, 01 /01/2039 1,200 1,366
Illinois Finance Authority
0.00%, 12 /01/2042
(e)
300 174
Illinois Sports Facilities Authority/The
5.00%, 06 /15/2028 1,000 1,235
5.00%, 06 /15/2029 1,000 1,256
Illinois State Toll Highway Authority
5.00%, 01 /01/2040
(d)
5,000 5,998
Metropolitan Pier & Exposition Authority
4.00%, 06 /15/2050
(f)
500 565
5.00%, 06 /15/2050
(f)
1,000 1,225
5.00%, 06 /15/2057 500 589
Metropolitan Pier & Exposition Authority ( credit
support from National Public Finance Guarantee
Corp )
5.50%, 06 /15/2029
(b)
1,000 1,241
State of Illinois
5.50%, 07 /01/2027 1,150 1,307
$ 21,119
Indiana - 1.21%
Indiana Finance Authority
1.17%, 11 /01/2037
(c)
500 500
7.00%, 03 /01/2039
(a)
1,000 1,033
Town of Shoals IN
7.25%, 11 /01/2043 300 335
$ 1,868
Louisiana - 3.45%
Louisiana Local Government Environmental
Facilities & Community Development Authority
4.00%, 11 /01/2044
(a)
1,000 1,045
4.40%, 11 /01/2044
(a)
1,000 1,078
5.50%, 11 /01/2039
(a)
900 990
5.65%, 11 /01/2037
(a)
1,000 1,151
Louisiana Public Facilities Authority
0.00%, 07 /01/2039
(e)
278 —
Parish of St John the Baptist LA
2.20%, 06 /01/2037
(c)
1,000 1,051
$ 5,315

Schedule of Investments
Opportunistic Municipal Fund
February 29, 2020 (unaudited)
See accompanying notes.
120
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Maine - 0.74%
Finance Authority of Maine
5.25%, 01 /01/2025
(a)
$ 1,000 $ 1,140
Maryland - 0.69%
City of Westminster MD
6.25%, 07 /01/2044 600 674
Maryland Economic Development Corp
5.38%, 06 /01/2025 390 395
$ 1,069
Michigan - 3.02%
Kalamazoo Economic Development Corp
5.00%, 05 /15/2042 1,000 1,145
Michigan Finance Authority
5.00%, 07 /01/2035 1,000 1,179
Michigan Strategic Fund
5.00%, 11 /15/2043 1,000 1,161
5.00%, 11 /15/2049 1,000 1,179
$ 4,664
Missouri - 1.84%
City of St Louis MO Airport Revenue ( credit
support from National Public Finance Guarantee
Corp )
5.50%, 07 /01/2028
(b)
400 541
Health & Educational Facilities Authority of the
State of Missouri
5.00%, 02 /01/2042 1,000 1,140
Kansas City Industrial Development Authority
5.00%, 04 /01/2046
(a)
1,100 1,165
$ 2,846
Montana - 1.00%
City of Kalispell MT
5.25%, 05 /15/2037 1,400 1,546
Nevada - 1.84%
Las Vegas Convention & Visitors Authority
5.00%, 07 /01/2043
(d)
1,394 1,730
State of Nevada Department of Business &
Industry
5.13%, 12 /15/2037
(a)
1,000 1,104
$ 2,834
New Hampshire - 1.74%
New Hampshire Business Finance Authority
2.95%, 04 /01/2029
(a),(c)
1,000 1,029
New Hampshire Health and Education Facilities
Authority Act
5.00%, 08 /01/2059 1,000 1,655
$ 2,684
New Jersey - 6.77%
Casino Reinvestment Development Authority Inc
5.25%, 11 /01/2039 250 282
Essex County Improvement Authority
5.25%, 07 /01/2045
(a)
1,300 1,317
New Jersey Economic Development Authority
5.00%, 07 /15/2028 500 605
5.00%, 06 /15/2047 500 597
5.25%, 06 /15/2040 55 67
5.25%, 06 /15/2040 945 1,100
5.63%, 11 /15/2030 1,500 1,739
5.75%, 09 /15/2027 500 551
New Jersey Transportation Trust Fund Authority
5.25%, 06 /15/2032 2,000 2,338
South Jersey Port Corp
5.00%, 01 /01/2048 1,000 1,184
South Jersey Transportation Authority ( credit
support from Assured Guaranty Municipal Corp )
5.00%, 11 /01/2029
(b)
500 660
$ 10,440
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New York - 7.34%
Glen Cove Local Economic Assistance Corp
5.00%, 01 /01/2056 $ 1,000 $ 1,118
New York City Transitional Finance Authority
Future Tax Secured Revenue
1.17%, 08 /01/2039
(c)
1,000 1,000
1.17%, 11 /01/2044
(c)
1,500 1,500
New York Counties Tobacco Trust VI
5.00%, 06 /01/2041 400 446
New York State Environmental Facilities Corp
2.88%, 12 /01/2044
(a),(c)
3,125 3,242
New York State Thruway Authority
5.25%, 01 /01/2056 1,000 1,201
New York Transportation Development Corp
5.00%, 08 /01/2021 1,500 1,575
5.00%, 01 /01/2034 1,000 1,237
$ 11,319
North Carolina - 0.88%
City of Charlotte NC
5.00%, 06 /01/2029 1,000 1,360
Ohio - 9.53%
Buckeye Tobacco Settlement Financing Authority
5.00%, 06 /01/2055
(f)
5,000 5,645
5.75%, 06 /01/2034 1,500 1,502
6.00%, 06 /01/2042 2,500 2,503
Cleveland Department of Public Utilities Division
of Public Power ( credit support from Assured
Guaranty Municipal Corp )
4.00%, 11 /15/2037
(b)
500 601
Cleveland-Cuyahoga County Port Authority
5.50%, 12 /01/2043 1,000 1,201
Ohio Air Quality Development Authority
0.00%, 12 /01/2023
(e)
1,000 950
4.50%, 01 /15/2048
(a)
1,000 1,140
5.00%, 07 /01/2049
(a)
1,000 1,157
$ 14,699
Oklahoma - 1.55%
Oklahoma Development Finance Authority
5.25%, 08 /15/2043 1,000 1,234
Tulsa County Industrial Authority
5.25%, 11 /15/2045 1,000 1,150
$ 2,384
Oregon - 0.53%
Oregon State Business Development Commission
6.50%, 04 /01/2031
(a)
1,000 818
Pennsylvania - 5.57%
Allegheny County Industrial Development
Authority
4.88%, 11 /01/2024 500 554
5.13%, 05 /01/2030 1,000 1,203
Commonwealth Financing Authority
5.00%, 06 /01/2028 1,000 1,282
5.00%, 06 /01/2035 1,000 1,253
Lancaster County Hospital Authority/PA
5.00%, 07 /01/2045 1,000 1,100
Pennsylvania Economic Development Financing
Authority
3.25%, 08 /01/2039
(a)
1,000 1,020
5.50%, 11 /01/2044 1,000 1,081
5.75%, 06 /01/2036
(a)
1,000 1,091
$ 8,584
South Carolina - 0.36%
South Carolina Jobs-Economic Development
Authority
5.25%, 11 /15/2047 500 559
South Dakota - 0.32%
Oglala Sioux Tribe
5.75%, 10 /01/2025
(a)
500 500

Schedule of Investments
Opportunistic Municipal Fund
February 29, 2020 (unaudited)
See accompanying notes.
121
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Tennessee - 2.51%
Chattanooga Health Educational & Housing
Facility Board
5.00%, 10 /01/2028 $ 1,050 $ 1,232
5.00%, 10 /01/2035 500 578
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board
5.00%, 07 /01/2040 1,000 1,199
Nashville Metropolitan Development & Housing
Agency
5.13%, 06 /01/2036
(a)
750 866
$ 3,875
Texas - 5.90%
Central Texas Turnpike System
3.00%, 08 /15/2040
(f)
1,000 1,090
Grand Parkway Transportation Corp
3.00%, 10 /01/2050 1,500 1,606
North Texas Tollway Authority
5.00%, 01 /01/2045 615 714
5.00%, 01 /01/2048 500 602
Port Beaumont Navigation District
4.00%, 01 /01/2050
(a)
3,500 3,642
Texas Municipal Gas Acquisition & Supply Corp
I
6.25%, 12 /15/2026 915 1,089
Texas Private Activity Bond Surface
Transportation Corp
7.00%, 12 /31/2038 300 355
$ 9,098
Utah - 0.98%
Utah Infrastructure Agency
5.25%, 10 /15/2033 1,250 1,505
Vermont - 0.98%
Vermont Economic Development Authority
4.63%, 04 /01/2036
(a),(c)
1,300 1,506
Virginia - 0.70%
Virginia Small Business Financing Authority
3.00%, 11 /01/2040 1,000 1,079
Washington - 0.36%
Port of Seattle Industrial Development Corp
5.00%, 04 /01/2030 500 550
Wisconsin - 3.70%
Public Finance Authority
5.00%, 12 /01/2025 1,200 1,393
5.00%, 09 /01/2049
(a)
1,000 1,123
5.25%, 04 /01/2030 600 668
Wisconsin Health & Educational Facilities
Authority
5.00%, 03 /15/2050 1,175 1,467
5.50%, 07 /01/2023 80 80
6.00%, 07 /01/2028 170 170
6.50%, 07 /01/2033 300 300
7.00%, 07 /01/2043 500 500
$ 5,701
TOTAL MUNICIPAL BONDS $ 164,500
Total Investments $ 164,916
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (3.52)%
Notes with interest rates of 1.23% - 1.25% at
February 29, 2020 and contractual maturity of
collateral from 2024- 2026.
( g)
$ (5,428) (5,428)
Total Net Investments $ 159,488
Other Assets and Liabilities -  (3.41)% (5,256)
TOTAL NET ASSETS - 100.00% $ 154,232
(a) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $44,261 or 28.70% of net assets.
(b) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Security or portion of underlying security related to Inverse Floaters entered into by the Fund.  See Notes to Financial Statements for additional information.
(e) Non-income producing security
(f) Security purchased on a when-issued basis.
(g) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
February 29, 2020.
Portfolio Summary  ( unaudited)
Sector Percent
Revenue Bonds 91.41%
General Obligation Unlimited 7.06%
General Obligation Limited 2.47%
Insured 2.30%
Tax Allocation 1.26%
Prerefunded 1.00%
Certificate Participation 0.84%
Special Tax 0.32%
Investment Companies 0.27%
Liability For Floating Rate Notes Issued (3.52)%
Other Assets and Liabilities
(3.41)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Origin Emerging Markets Fund
February 29, 2020 (unaudited)
See accompanying notes.
122
INVESTMENT COMPANIES - 1.90% Shares Held Value (000's)
Money Market Funds - 1.90%
Principal Government Money Market Fund
1.43%
(a),(b)
24,428,635 $ 24,429
TOTAL INVESTMENT COMPANIES $ 24,429
COMMON STOCKS - 97.44% Shares Held Value (000's)
Aerospace & Defense - 0.56%
Bharat Electronics Ltd 6,952,400 7,172
Apparel - 0.92%
F&F Co Ltd 66,100 5,159
Feng TAY Enterprise Co Ltd 1,216,700 6,698
$ 11,857
Automobile Parts & Equipment - 1.46%
Hyundai Mobis Co Ltd 58,100 10,155
Weichai Power Co Ltd 4,277,400 8,582
$ 18,737
Banks - 6.23%
Banco do Brasil SA 1,055,300 10,935
China Merchants Bank Co Ltd 6,360,700 30,601
OTP Bank Nyrt 171,100 7,510
Sberbank of Russia PJSC ADR 1,728,800 24,668
Thanachart Capital PCL 3,770,200 6,375
$ 80,089
Building Materials - 4.62%
Anhui Conch Cement Co Ltd 4,671,100 34,983
China National Building Material Co Ltd 5,409,700 6,429
China Resources Cement Holdings Ltd 8,483,200 10,899
Taiwan Cement Corp 5,091,641 7,032
$ 59,343
Chemicals - 0.54%
Soulbrain Co Ltd 93,900 6,878
Commercial Services - 4.12%
China Yuhua Education Corp Ltd
( c)
10,535,869 8,276
Localiza Rent a Car SA 1,265,686 13,801
New Oriental Education & Technology Group Inc
ADR
(d)
120,300 15,385
YDUQS Part 1,381,700 15,526
$ 52,988
Computers - 2.07%
Infosys Ltd ADR 1,085,618 10,932
Wiwynn Corp 401,100 9,367
WNS Holdings Ltd ADR
(d)
95,800 6,308
$ 26,607
Diversified Financial Services - 3.77%
B3 SA - Brasil Bolsa Balcao 1,328,600 13,993
Chailease Holding Co Ltd 3,315,678 12,339
E.Sun Financial Holding Co Ltd 8,549,251 8,151
Manappuram Finance Ltd 2,734,900 6,251
Muthoot Finance Ltd 630,400 7,768
$ 48,502
Electric - 0.50%
Mahanagar Gas Ltd 454,400 6,369
Electronics - 3.44%
Elite Material Co Ltd 1,577,600 6,166
Micro-Star International Co Ltd 4,736,500 13,864
Radiant Opto-Electronics Corp 1,922,700 6,091
Simplo Technology Co Ltd 598,400 5,486
Tripod Technology Corp 1,573,300 5,647
Zhen Ding Technology Holding Ltd 1,847,000 6,948
$ 44,202
Engineering & Construction - 0.92%
Grupo Aeroportuario del Centro Norte SAB de
CV
939,300 6,149
Grupo Aeroportuario del Pacifico SAB de CV 526,900 5,702
$ 11,851
Environmental Control - 0.78%
China Conch Venture Holdings Ltd 2,049,100 10,025
COMMON STOCKS (continued) Shares Held Value (000’s)
Food - 1.61%
Dino Polska SA
( c),(d)
221,300 $ 8,039
JBS SA 1,509,900 7,563
X5 Retail Group NV 163,200 5,112
$ 20,714
Gas - 5.27%
China Gas Holdings Ltd 2,970,600 11,038
China Resources Gas Group Ltd 4,804,200 24,213
ENN Energy Holdings Ltd 2,259,400 25,487
Indraprastha Gas Ltd 1,130,600 6,963
$ 67,701
Healthcare - Products - 1.04%
China Medical System Holdings Ltd 5,087,900 6,434
Shandong Weigao Group Medical Polymer Co
Ltd
5,316,200 6,937
$ 13,371
Insurance - 6.87%
China Pacific Insurance Group Co Ltd 4,242,000 14,230
PICC Property & Casualty Co Ltd 10,186,500 10,772
Ping An Insurance Group Co of China Ltd 5,031,400 57,320
Porto Seguro SA 448,300 5,996
$ 88,318
Internet - 13.93%
Alibaba Group Holding Ltd ADR
(d)
440,300 91,582
JD.com Inc ADR
(d)
638,900 24,604
Momo Inc ADR 360,700 10,143
Tencent Holdings Ltd 687,205 34,845
Vipshop Holdings Ltd ADR
(d)
1,388,800 17,818
$ 178,992
Iron & Steel - 0.42%
Kumba Iron Ore Ltd 289,800 5,340
Lodging - 0.43%
NagaCorp Ltd 3,990,300 5,545
Mining - 2.96%
MMC Norilsk Nickel PJSC ADR 1,040,746 31,555
Polymetal International PLC 421,300 6,476
$ 38,031
Miscellaneous Manufacturers - 1.04%
Sunny Optical Technology Group Co Ltd 823,400 13,378
Oil & Gas - 3.53%
LUKOIL PJSC ADR 341,700 29,474
Novatek PJSC 60,200 8,784
Tatneft PJSC ADR 119,000 7,156
$ 45,414
Pharmaceuticals - 2.00%
Sino Biopharmaceutical Ltd 12,553,000 18,605
YiChang HEC ChangJiang Pharmaceutical Co
Ltd
( c)
1,143,400 7,080
$ 25,685
Real Estate - 2.69%
China Vanke Co Ltd 3,602,600 14,108
Country Garden Services Holdings Co Ltd 1,796,500 7,169
Longfor Group Holdings Ltd
( c)
2,795,200 13,221
$ 34,498
Retail - 4.26%
ANTA Sports Products Ltd 3,852,200 31,436
Lojas Renner SA 509,130 5,950
Wal-Mart de Mexico SAB de CV 3,907,800 11,001
Zhongsheng Group Holdings Ltd 1,651,200 6,358
$ 54,745
Semiconductors - 14.38%
Novatek Microelectronics Corp 2,526,000 15,897
Realtek Semiconductor Corp
( d)
1,272,200 9,206
Samsung Electronics Co Ltd 50,477 56,924
Samsung Electronics Co Ltd 436,000 19,625
Taiwan Semiconductor Manufacturing Co Ltd 1,359,407 14,015

Schedule of Investments
Origin Emerging Markets Fund
February 29, 2020 (unaudited)
See accompanying notes.
123
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Taiwan Semiconductor Manufacturing Co Ltd
ADR
1,283,917 $ 69,126
$ 184,793
Software - 6.25%
G-bits Network Technology Xiamen Co Ltd 117,987 7,137
HCL Technologies Ltd 3,769,700 28,037
NetEase Inc ADR 141,500 45,097
$ 80,271
Telecommunications - 0.83%
Accton Technology Corp 2,028,000 10,699
TOTAL COMMON STOCKS $ 1,252,115
PREFERRED STOCKS - 0.81% Shares Held Value (000's)
Airlines - 0.40%
Azul SA 0.00%
( d)
528,000 $ 5,175
Banks - 0.41%
Banco Bradesco SA 0.02% 763,100 5,208
TOTAL PREFERRED STOCKS $ 10,383
Total Investments $ 1,286,927
Other Assets and Liabilities -  (0.15)% (1,926)
TOTAL NET ASSETS - 100.00% $ 1,285,001
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $36,616 or 2.85% of net assets.
(d) Non-income producing security
Portfolio Summary  ( unaudited)
Location Percent
China 43.54%
Taiwan 16.08%
Russian Federation 8.31%
Korea, Republic Of 7.69%
Brazil 6.54%
India 6.21%
Hong Kong 5.05%
United States 1.90%
Mexico 1.78%
Poland 0.62%
Hungary 0.58%
Cyprus 0.50%
Thailand 0.50%
Cambodia 0.43%
South Africa 0.42%
Other Assets and Liabilities
(0.15)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2019 Purchases Sales February 29, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 1.43% $ 40,635 $ 363,111 $ 379,317 $ 24,429
$ 40,635 $ 363,111 $ 379,317 $ 24,429
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.43% $ 185 $ — $ — $ —
$ 185 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Small-MidCap Dividend Income Fund
February 29, 2020 (unaudited)
See accompanying notes.
124
INVESTMENT COMPANIES - 2.41% Shares Held Value (000's)
Money Market Funds - 2.41%
BlackRock Liquidity FedFund 1.48%
(a),(b)
14,377,095 $ 14,377
Principal Government Money Market Fund
1.43%
(a),(b),(c)
33,610,196 33,610
$ 47,987
TOTAL INVESTMENT COMPANIES $ 47,987
COMMON STOCKS - 99.06% Shares Held Value (000's)
Advertising - 0.50%
Interpublic Group of Cos Inc/The 468,985 10,017
Agriculture - 1.09%
Phibro Animal Health Corp 858,335 21,673
Airlines - 2.49%
Alaska Air Group Inc 657,510 33,178
Hawaiian Holdings Inc 787,708 16,447
$ 49,625
Automobile Manufacturers - 2.14%
NFI Group Inc 1,937,743 42,501
Automobile Parts & Equipment - 3.83%
Autoliv Inc 641,099 42,781
Linamar Corp 1,215,493 33,433
$ 76,214
Banks - 12.77%
Bank OZK 1,839,460 46,704
BOK Financial Corp 112,028 8,111
Cathay General Bancorp 1,103,638 33,970
Cullen/Frost Bankers Inc 353,078 27,678
East West Bancorp Inc 1,130,911 43,811
PacWest Bancorp 1,563,596 49,472
Preferred Bank/Los Angeles CA 217,687 11,130
ServisFirst Bancshares Inc 353,508 12,214
Washington Trust Bancorp Inc 486,335 20,874
$ 253,964
Chemicals - 1.91%
HB Fuller Co 436,670 17,131
RPM International Inc 325,256 20,852
$ 37,983
Computers - 3.17%
Amdocs Ltd 358,051 22,826
Leidos Holdings Inc 391,925 40,231
$ 63,057
Consumer Products - 1.44%
Avery Dennison Corp 250,661 28,698
Cosmetics & Personal Care - 0.26%
Inter Parfums Inc 85,375 5,128
Diversified Financial Services - 2.40%
BGC Partners Inc 7,671,225 35,748
Federal Agricultural Mortgage Corp 158,776 11,918
$ 47,666
Electric - 3.96%
ALLETE Inc 442,906 30,556
Alliant Energy Corp 221,667 11,553
IDACORP Inc 75,642 7,310
PNM Resources Inc 210,567 9,913
Portland General Electric Co 203,668 11,082
Unitil Corp 147,613 8,317
$ 78,731
Electrical Components & Equipment - 3.47%
Energizer Holdings Inc 614,026 26,397
Littelfuse Inc 266,745 42,594
$ 68,991
Electronics - 2.24%
Hubbell Inc 121,622 16,205
nVent Electric PLC 1,183,436 28,414
$ 44,619
Food - 1.80%
Ingredion Inc 429,063 35,741
COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 1.10%
ONE Gas Inc 85,123 $ 6,992
Spire Inc 199,743 14,991
$ 21,983
Hand & Machine Tools - 4.13%
Lincoln Electric Holdings Inc 289,574 23,713
MSA Safety Inc 254,896 31,013
Snap-on Inc 189,987 27,501
$ 82,227
Healthcare - Products - 4.75%
Cantel Medical Corp 180,546 11,392
CONMED Corp 303,267 28,701
LeMaitre Vascular Inc
( d)
193,691 5,520
STERIS PLC 214,096 33,960
Teleflex Inc 44,394 14,873
$ 94,446
Home Builders - 1.58%
LCI Industries 324,802 31,360
Insurance - 6.49%
Assured Guaranty Ltd 899,339 36,702
Beazley PLC 2,616,182 18,136
Fidelity National Financial Inc 997,325 38,656
James River Group Holdings Ltd 878,987 35,520
$ 129,014
Leisure Products & Services - 2.72%
Acushnet Holdings Corp 1,324,150 33,700
Brunswick Corp/DE 382,544 20,351
$ 54,051
Machinery - Diversified - 3.19%
Albany International Corp 312,945 20,051
Crane Co 420,515 28,574
Nordson Corp 102,122 14,838
$ 63,463
Media - 0.98%
John Wiley & Sons Inc 523,499 19,469
Miscellaneous Manufacturers - 2.66%
Donaldson Co Inc 157,714 7,110
EnPro Industries Inc 182,650 9,854
Huntsman Corp 1,902,859 36,040
$ 53,004
Oil & Gas - 3.06%
Cimarex Energy Co 464,429 15,349
Delek US Holdings Inc 1,183,611 25,306
Vermilion Energy Inc
( d)
2,021,720 20,274
$ 60,929
Packaging & Containers - 1.19%
Packaging Corp of America 261,726 23,717
Pipelines - 1.39%
Targa Resources Corp 852,420 27,618
Real Estate - 1.49%
Newmark Group Inc 3,096,240 29,569
REITs - 13.33%
Agree Realty Corp 252,857 18,160
CyrusOne Inc 879,413 53,275
EastGroup Properties Inc 154,620 19,440
EPR Properties 589,168 34,902
Four Corners Property Trust Inc 613,267 17,595
Granite Real Estate Investment Trust 337,404 17,181
Medical Properties Trust Inc 1,458,888 30,826
National Health Investors Inc 250,084 20,439
National Retail Properties Inc 403,313 20,509
STORE Capital Corp 1,002,233 32,934
$ 265,261
Semiconductors - 4.90%
Kulicke & Soffa Industries Inc 1,516,979 34,632
MKS Instruments Inc 563,427 56,450
Monolithic Power Systems Inc 40,095 6,361
$ 97,443

Schedule of Investments
Small-MidCap Dividend Income Fund
February 29, 2020 (unaudited)
See accompanying notes.
125
COMMON STOCKS (continued) Shares Held Value (000’s)
Software - 0.18%
Broadridge Financial Solutions Inc 33,688 $ 3,516
Supranational Bank - 1.12%
Banco Latinoamericano de Comercio Exterior SA 1,248,442 22,322
Toys, Games & Hobbies - 1.33%
Hasbro Inc 343,144 26,508
TOTAL COMMON STOCKS $ 1,970,508
Total Investments $ 2,018,495
Other Assets and Liabilities -  (1.47)% (29,148)
TOTAL NET ASSETS - 100.00% $ 1,989,347
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $27,567 or 1.39% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  ( unaudited)
Sector Percent
Financial 36.48%
Industrial 16.88%
Consumer, Cyclical 14.09%
Consumer, Non-cyclical 9.34%
Technology 8.25%
Utilities 5.06%
Energy 4.45%
Money Market Funds 2.41%
Basic Materials 1.91%
Communications 1.48%
Government 1.12%
Other Assets and Liabilities
(1.47)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2019 Purchases Sales February 29, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 1.43% $ 43,288 $ 372,950 $ 382,628 $ 33,610
$ 43,288 $ 372,950 $ 382,628 $ 33,610
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.43% $ 251 $ — $ — $ —
$ 251 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 29, 2020 (unaudited)
See accompanying notes.
126
INVESTMENT COMPANIES - 2.19% Shares Held Value (000's)
Money Market Funds - 2.19%
BlackRock Liquidity FedFund 1.48%
(a),(b)
12,860,015 $ 12,860
Principal Government Money Market Fund
1.43%
(a),(b),(c)
128,472,391 128,472
$ 141,332
TOTAL INVESTMENT COMPANIES $ 141,332
CONVERTIBLE PREFERRED STOCKS
- 0.63% Shares Held Value (000's)
Banks - 0.63%
Wells Fargo & Co 7.50%
( d)
27,052 $ 40,713
TOTAL CONVERTIBLE PREFERRED STOCKS $ 40,713
PREFERRED STOCKS - 16.47% Shares Held Value (000's)
Banks - 4.37%
AgriBank FCB 6.88%, 01/01/2024
(d)
61,700 6,664
3 Month USD LIBOR + 4.23%
Associated Banc-Corp 5.88%, 12/15/2023
(d ),( e)
2,429 61
Bank of New York Mellon Corp/The 5.20%,
06/20/2020
(d)
127,083 3,171
Citigroup Inc 6.88%, 11/15/2023
(d ),( e)
493,542 13,252
3 Month USD LIBOR + 4.13%
Citizens Financial Group Inc 6.35%, 04/06/2024
(d)
17,021 458
3 Month USD LIBOR + 3.64%
Cullen/Frost Bankers Inc 5.38%, 03/16/2020
(d)
239,700 5,985
Goldman Sachs Group Inc/The 5.50%,
05/10/2023
(d ),( e)
774,944 19,823
3 Month USD LIBOR + 3.64%
Huntington Bancshares Inc/OH 5.88%,
10/15/2021
(d)
325,787 8,324
Huntington Bancshares Inc/OH 6.25%,
04/15/2021
(d ),( e)
1,050,000 27,027
JPMorgan Chase & Co 4.75%, 12/01/2024
(d ),( e)
280,000 7,048
KeyCorp 6.13%, 12/15/2026
(d ),( e)
778,000 20,780
3 Month USD LIBOR + 3.89%
Morgan Stanley 4.88%, 01/15/2025
(d)
7,302 182
Morgan Stanley 5.85%, 04/15/2027
(d ),( e)
660,872 17,553
3 Month USD LIBOR + 3.49%
Morgan Stanley 7.13%, 10/15/2023
(d ),( e)
126,282 3,505
3 Month USD LIBOR + 4.32%
PNC Financial Services Group Inc/The 6.13%,
05/01/2022
(d ),( e)
1,726,752 45,914
3 Month USD LIBOR + 4.07%
Regions Financial Corp 5.70%, 05/15/2029
(d ),( e)
331,650 9,094
3 Month USD LIBOR + 3.15%
State Street Corp 5.25%, 03/16/2020
(d)
1,379,698 34,465
State Street Corp 5.90%, 03/15/2024
(d)
241,300 6,276
3 Month USD LIBOR + 3.11%
Synovus Financial Corp 5.88%, 07/01/2024
(d)
344,000 8,934
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.13%
Truist Financial Corp 5.63%, 06/01/2021
(d)
141,800 3,592
US Bancorp 6.50%, 01/15/2022
(d)
239,945 6,370
3 Month USD LIBOR + 4.47%
Valley National Bancorp 6.25%, 06/30/2025
(d)
174,760 4,540
3 Month USD LIBOR + 3.85%
Webster Financial Corp 5.25%, 12/15/2022
(d)
194,856 4,883
Wells Fargo & Co 4.75%, 03/15/2025
(d)
380,978 9,330
Wells Fargo & Co 5.63%, 06/15/2022
(d)
195,171 4,967
Wells Fargo & Co 5.85%, 09/15/2023
(d)
125,027 3,212
3 Month USD LIBOR + 3.09%
Wells Fargo & Co 6.63%, 03/15/2024
(d ),( e)
236,676 6,492
3 Month USD LIBOR + 3.69%
$ 281,902
Diversified Financial Services - 0.47%
Affiliated Managers Group Inc 5.88%,
03/30/2059
149,111 3,856
Capital One Financial Corp 0.00%, 06/01/2025
(d ),( f)
165,000 4,008
Capital One Financial Corp 5.00%, 12/01/2024
(d ),( e)
359,800 8,872
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Capital One Financial Corp 6.00%, 03/02/2020
(d)
401,389 $ 10,039
Charles Schwab Corp/The 6.00%, 12/01/2020
(d ),( e)
142,663 3,638
$ 30,413
Electric - 2.81%
Alabama Power Co 5.00%, 10/01/2022
(d ),( e)
572,000 14,546
Algonquin Power & Utilities Corp 6.20%,
07/01/2079
(e)
490,152 13,087
3 Month USD LIBOR + 4.01%
Algonquin Power & Utilities Corp 6.88%,
10/17/2078
(e)
1,930 51
3 Month USD LIBOR + 3.68%
CMS Energy Corp 5.88%, 03/01/2079 248,000 6,485
Dominion Energy Inc 5.25%, 07/30/2076 890,572 22,264
DTE Energy Co 5.25%, 12/01/2062 312,400 7,732
DTE Energy Co 5.25%, 12/01/2077 320,602 8,047
DTE Energy Co 5.38%, 06/01/2076 13,111 328
Duke Energy Corp 5.13%, 01/15/2073
(e)
348,923 8,751
Duke Energy Corp 5.75%, 06/15/2024
(d)
120,000 3,221
Entergy Arkansas LLC 4.90%, 12/01/2052
(e)
221,195 5,607
Entergy Louisiana LLC 4.70%, 06/01/2063
(e)
162,785 4,097
Entergy Louisiana LLC 4.88%, 09/01/2066
(e)
24,691 616
Entergy Louisiana LLC 5.25%, 07/01/2052 215,809 5,378
Entergy Texas Inc 5.38%, 10/15/2024
(d)
30,000 795
Entergy Texas Inc 5.63%, 06/01/2064 2,414 61
Georgia Power Co 5.00%, 10/01/2077 265,538 6,636
Integrys Holding Inc 6.00%, 08/01/2073 81,343 2,217
3 Month USD LIBOR + 3.22%
Interstate Power & Light Co 5.10%, 04/01/2020
(d ),( e)
493,973 12,399
National Rural Utilities Cooperative Finance Corp
5.50%, 05/15/2064
(e)
227,600 5,965
NextEra Energy Capital Holdings Inc 5.00%,
01/15/2073
477,663 11,846
NextEra Energy Capital Holdings Inc 5.13%,
11/15/2072
(e)
659,974 16,268
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
100,000 2,618
Southern Co/The 0.00%, 01/30/2080
(f)
240,000 5,926
Southern Co/The 5.25%, 12/01/2077 555,000 13,942
Southern Co/The 5.25%, 10/01/2076 100,961 2,529
$ 181,412
Food - 0.37%
Dairy Farmers of America Inc 7.88%,
04/01/2020
(d ),( g)
16,000 1,536
Dairy Farmers of America Inc 7.88%,
12/01/2025
(d ),( g)
236,300 22,685
$ 24,221
Gas - 0.02%
Entergy New Orleans LLC 5.00%, 12/01/2052 3,299 82
Entergy New Orleans LLC 5.50%, 04/01/2066 46,851 1,180
$ 1,262
Insurance - 2.13%
Allstate Corp/The 4.75%, 01/15/2025
(d ),( e)
170,000 4,298
Allstate Corp/The 5.10%, 01/15/2053
(e)
540,300 14,075
3 Month USD LIBOR + 3.17%
American Financial Group Inc/OH 5.88%,
03/30/2059
(e)
101,300 2,692
Arch Capital Group Ltd 5.25%, 09/29/2021
(d)
287,313 7,186
Arch Capital Group Ltd 5.45%, 08/17/2022
(d ),( e)
54,104 1,365
Axis Capital Holdings Ltd 5.50%, 11/07/2021
(d ),( e)
21,417 536
Equitable Holdings Inc 5.25%, 12/15/2024
(d)
475,000 11,875
Hartford Financial Services Group Inc/The
7.88%, 04/15/2042
1,048,434 28,696
3 Month USD LIBOR + 5.60%
MetLife Inc 0.00%, 03/15/2025
(d ),( f)
30,000 737
Prudential PLC 6.75%, 04/01/2020
(d ),( e)
18,931 492

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 29, 2020 (unaudited)
See accompanying notes.
127
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Reinsurance Group of America Inc 6.20%,
09/15/2042
581,128 $ 15,504
3 Month USD LIBOR + 4.37%
RenaissanceRe Holdings Ltd 5.38%, 04/01/2020
(d)
550,975 13,719
RenaissanceRe Holdings Ltd 5.75%, 06/30/2023
(d ),( e)
31,987 838
RenaissanceRe Holdings Ltd 6.08%, 03/26/2020
(d ),( e)
137,591 3,467
Voya Financial Inc 5.35%, 09/15/2029
(d ),( e)
76,389 1,990
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
WR Berkley Corp 5.63%, 04/30/2053 1,129,478 28,000
WR Berkley Corp 5.70%, 03/30/2058
(e)
3,100 80
WR Berkley Corp 5.75%, 06/01/2056
(e)
65,882 1,675
$ 137,225
REITs - 1.66%
Boston Properties Inc 5.25%, 04/01/2020
(d ),( e)
6,208 157
Digital Realty Trust Inc 5.20%, 10/10/2024
(d)
600 15
Digital Realty Trust Inc 5.85%, 03/13/2024
(d)
4,771 127
Digital Realty Trust Inc 5.88%, 04/01/2020
(d ),( e)
91,183 2,312
Digital Realty Trust Inc 6.35%, 08/24/2020
(d ),( e)
205,498 5,302
Diversified Healthcare Trust 5.63%, 08/01/2042 110,082 2,512
Diversified Healthcare Trust 6.25%, 02/01/2046
(e)
139,198 3,285
Federal Realty Investment Trust 5.00%,
09/29/2022
(d ),( e)
50,149 1,254
Kimco Realty Corp 5.25%, 12/20/2022
(d)
399,847 10,208
National Retail Properties Inc 5.20%, 10/11/2021
(d ),( e)
121,247 3,043
Prologis Inc 8.54%, 11/13/2026
(d)
167,700 11,907
PS Business Parks Inc 4.88%, 11/04/2024
(d)
3,957 97
PS Business Parks Inc 5.20%, 12/07/2022
(d)
3,332 84
PS Business Parks Inc 5.25%, 09/21/2022
(d ),( e)
57,755 1,461
Public Storage 4.70%, 11/15/2024
(d ),( e)
218 6
Public Storage 4.75%, 12/20/2024
(d ),( e)
186,600 4,740
Public Storage 4.90%, 10/14/2021
(d ),( e)
6,561 163
Public Storage 4.95%, 07/20/2021
(d)
122 3
Public Storage 5.05%, 08/09/2022
(d ),( e)
177,565 4,482
Public Storage 5.15%, 06/02/2022
(d ),( e)
2,000 51
Public Storage 5.20%, 04/01/2020
(d)
66,743 1,685
Public Storage 5.38%, 04/01/2020
(d)
3,000 75
Public Storage 5.60%, 03/11/2024
(d)
314,806 8,509
SITE Centers Corp 6.25%, 04/01/2020
(d ),( e)
10,783 263
SITE Centers Corp 6.38%, 06/05/2022
(d)
444,345 11,704
Vornado Realty Trust 5.25%, 12/13/2022
(d)
383,022 9,675
Vornado Realty Trust 5.40%, 04/01/2020
(d)
188,066 4,702
Vornado Realty Trust 5.70%, 04/01/2020
(d ),( e)
759,462 19,108
$ 106,930
Savings & Loans - 0.06%
New York Community Bancorp Inc 6.38%,
03/17/2027
(d ),( e)
14,862 396
3 Month USD LIBOR + 3.82%
People's United Financial Inc 5.63%, 12/15/2026
(d)
94,067 2,501
3 Month USD LIBOR + 4.02%
Sterling Bancorp/DE 6.50%, 10/15/2022
(d ),( e)
43,097 1,135
$ 4,032
Sovereign - 1.10%
CoBank ACB 6.13%, 07/01/2020
(d)
8,000 830
CoBank ACB 6.20%, 01/01/2025
(d)
65,000 7,008
3 Month USD LIBOR + 3.74%
CoBank ACB 6.25%, 10/01/2022
(d)
296,500 31,577
3 Month USD LIBOR + 4.56%
Farm Credit Bank of Texas 6.75%, 09/15/2023
(d ),( g)
270,500 28,944
3 Month USD LIBOR + 4.01%
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Sovereign (continued)
Farm Credit Bank of Texas 10.00%, 06/15/2020
(d)
2,350 $ 2,397
$ 70,756
Telecommunications - 3.48%
AT&T Inc 0.00%, 02/18/2025
(d ),( f)
2,880,000 70,243
AT&T Inc 5.00%, 12/12/2024
(d ),( e)
55,000 1,368
Centaur Funding Corp 0.00%, 04/21/2020
(f ),( g)
26,500 26,301
Centaur Funding Corp 9.08%, 04/21/2020
(c ),( g)
96,166 96,166
Telephone & Data Systems Inc 6.63%,
03/31/2045
103,789 2,652
Telephone & Data Systems Inc 7.00%,
03/15/2060
(e)
1,069,198 26,516
United States Cellular Corp 6.95%, 05/15/2060
(e)
50,354 1,268
$ 224,514
TOTAL PREFERRED STOCKS $ 1,062,667
BONDS - 81.17%
Principal
Amount (000's) Value (000's)
Automobile Manufacturers - 0.19%
General Motors Financial Co Inc
5.75%, 12 /31/2049
(d),(h)
$ 12,700 $ 12,446
3 Month USD LIBOR + 3.60%
Banks - 47.71%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 12 /31/2049
(d),(g),(h)
5,000 5,637
USD Swap Rate NY 5 Year + 5.17%
6.75%, 12 /31/2049
(d),(h)
2,700 3,044
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
6.50%, 12 /31/2049
(d),(h)
27,600 28,735
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.19%
Banco Santander SA
7.50%, 12 /31/2049
(d),(h)
22,400 24,022
USD Swap Semi-Annual 5 Year + 4.99%
Bank of America Corp
6.10%, 12 /31/2049
(d),(h)
5,000 5,543
3 Month USD LIBOR + 3.90%
6.25%, 12 /31/2049
(d),(h)
30,599 33,615
3 Month USD LIBOR + 3.71%
6.30%, 12 /31/2049
(d),(h)
46,830 52,840
3 Month USD LIBOR + 4.55%
6.50%, 12 /31/2049
(d),(h)
97,785 107,922
3 Month USD LIBOR + 4.17%
8.05%, 06 /15/2027 6,312 8,502
Bank of New York Mellon Corp/The
4.62%, 12 /31/2099
(d),(h)
33,927 35,369
3 Month USD LIBOR + 3.13%
4.95%, 12 /31/2049
(d),(h)
78,000 78,195
3 Month USD LIBOR + 3.42%
Barclays Bank PLC
6.86%, 12 /31/2049
(d),(h)
517 644
6 Month USD LIBOR + 1.73%
7.63%, 11 /21/2022 8,000 8,915
Barclays PLC
7.75%, 12 /31/2049
(d),(h)
47,300 50,729
USD Swap Semi-Annual 5 Year + 4.84%
7.88%, 12 /31/2049
(d),(h)
30,065 31,734
USD Swap Semi-Annual 5 Year + 6.77%
8.00%, 12 /31/2049
(d),(h)
67,803 74,499
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%
BNP Paribas SA
6.63%, 12 /31/2049
(d),(g),(h)
39,300 42,149
USD Swap Semi-Annual 5 Year + 4.15%
6.63%, 12 /31/2049
(d),(h)
8,700 9,331
USD Swap Rate NY 5 Year + 4.15%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 29, 2020 (unaudited)
See accompanying notes.
128
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
BNP Paribas SA   (continued)
7.00%, 12 /31/2049
(d),(g),(h)
$ 2,500 $ 2,873
USD Swap Semi-Annual 5 Year + 3.98%
7.19%, 12 /31/2049
(d),(h)
800 888
3 Month USD LIBOR + 1.29%
7.20%, 12 /31/2049
(d),(g),(h)
5,800 6,438
3 Month USD LIBOR + 1.29%
7.37%, 12 /31/2049
(d),(g),(h)
100 113
USD Swap Semi-Annual 5 Year + 5.15%
7.37%, 12 /31/2049
(d),(h)
13,000 14,723
USD Swap Semi-Annual 5 Year + 5.15%
7.63%, 12 /31/2049
(d),(g),(h)
58,198 60,308
USD Swap Semi-Annual 5 Year + 6.31%
7.63%, 12 /31/2049
(d),(h)
27,100 28,082
USD Swap Semi-Annual 5 Year + 6.31%
Citigroup Capital III
7.63%, 12 /01/2036 2,700 4,007
Citigroup Inc
5.90%, 12 /31/2049
(d),(h)
6,133 6,348
3 Month USD LIBOR + 4.23%
5.95%, 12 /31/2049
(d),(h)
24,100 25,017
3 Month USD LIBOR + 4.07%
5.95%, 12 /31/2049
(d),(h)
14,770 15,915
3 Month USD LIBOR + 3.91%
5.95%, 12 /31/2049
(d),(h)
9,000 9,131
3 Month USD LIBOR + 4.10%
6.13%, 12 /31/2049
(d),(h)
47,300 47,525
3 Month USD LIBOR + 4.48%
6.25%, 12 /31/2049
(d),(h)
86,582 97,864
3 Month USD LIBOR + 4.52%
Citizens Financial Group Inc
5.50%, 12 /31/2049
(d),(h)
7,500 7,462
3 Month USD LIBOR + 3.96%
6.00%, 12 /31/2049
(d),(h)
7,000 7,105
3 Month USD LIBOR + 3.00%
6.38%, 12 /31/2049
(d),(e),(h)
1,400 1,500
3 Month USD LIBOR + 3.16%
Corestates Capital III
2.26%, 02 /15/2027
(g)
18,621 17,690
3 Month USD LIBOR + 0.57%
Credit Agricole SA
7.88%, 12 /31/2049
(d),(g),(h)
29,540 32,716
USD Swap Semi-Annual 5 Year + 4.90%
7.88%, 12 /31/2049
(d),(h)
6,500 7,199
USD Swap Semi-Annual 5 Year + 4.90%
8.13%, 12 /31/2049
(d),(g),(h)
31,068 36,677
USD Swap Semi-Annual 5 Year + 6.19%
Credit Suisse AG
6.50%, 08 /08/2023
(g)
23,254 25,997
6.50%, 08 /08/2023 6,000 6,708
Credit Suisse Group AG
5.10%, 12 /31/2049
(d),(g),(h)
21,300 21,193
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.29%
6.25%, 12 /31/2049
(d),(g),(h)
3,000 3,228
USD Swap Semi-Annual 5 Year + 3.46%
6.25%, 12 /31/2049
(d),(h)
1,475 1,587
USD Swap Semi-Annual 5 Year + 3.46%
6.38%, 12 /31/2099
(d),(g),(h)
14,200 15,176
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%
7.13%, 12 /31/2049
(d),(h)
24,838 26,235
USD Swap Semi-Annual 5 Year + 5.11%
7.50%, 12 /31/2049
(d),(g),(h)
6,500 7,016
USD Swap Semi-Annual 5 Year + 4.60%
7.50%, 12 /31/2049
(d),(g),(h)
72,040 79,705
USD Swap Semi-Annual 5 Year + 4.60%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Credit Suisse Group AG   (continued)
7.50%, 12 /31/2049
(d),(h)
$ 3,000 $ 3,319
USD Swap Semi-Annual 5 Year + 4.60%
Danske Bank A/S
6.13%, 12 /31/2099
(d),(h)
2,500 2,559
USD Swap Semi-Annual 7 Year + 3.90%
7.00%, 12 /31/2049
(d),(h)
19,645 21,290
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%
Fifth Third Bancorp
5.10%, 12 /31/2049
(d),(h)
1,403 1,391
3 Month USD LIBOR + 3.03%
First Maryland Capital I
2.83%, 01 /15/2027 2,000 1,900
3 Month USD LIBOR + 1.00%
First Union Capital II
7.95%, 11 /15/2029 3,700 5,160
Goldman Sachs Group Inc/The
4.95%, 12 /31/2049
(d),(h)
13,000 13,209
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.38%, 12 /31/2049
(d),(h)
11,300 11,323
3 Month USD LIBOR + 3.92%
5.50%, 12 /31/2049
(d),(e),(h)
13,750 14,437
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
HSBC Capital Funding Dollar 1 LP
10.18%, 12 /31/2049
(d),(g),(h)
56,967 91,717
3 Month USD LIBOR + 4.98%
10.18%, 12 /31/2049
(d),(h)
34,808 56,041
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
6.00%, 12 /31/2099
(d),(h)
15,900 16,536
USD Swap Rate NY 5 Year + 3.75%
6.37%, 12 /31/2049
(d),(h)
14,800 15,544
USD Swap Rate NY 5 Year + 4.37%
6.38%, 12 /31/2049
(d),(h)
3,300 3,436
USD Swap Rate NY 5 Year + 3.71%
6.50%, 12 /31/2099
(d),(h)
25,600 27,712
USD Swap Rate NY 5 Year + 3.61%
6.87%, 12 /31/2049
(d),(h)
54,800 56,581
USD Swap Rate NY 5 Year + 5.51%
ING Groep NV
5.75%, 12 /31/2049
(d),(h)
14,075 14,684
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
6.50%, 12 /31/2049
(d),(h)
35,300 37,467
USD Swap Semi-Annual 5 Year + 4.45%
6.87%, 12 /31/2049
(d),(h)
25,320 26,554
USD Swap Semi-Annual 5 Year + 5.12%
Intesa Sanpaolo SpA
7.70%, 12 /31/2049
(d),(g),(h)
2,900 3,154
USD Swap Semi-Annual 5 Year + 5.46%
JPMorgan Chase & Co
4.60%, 12 /31/2099
(d),(h)
33,179 33,212
United States Secured Overnight Financing
Rate + 3.13%
5.24%, 12 /31/2049
(d)
24,199 24,151
3 Month USD LIBOR + 3.47%
5.30%, 12 /31/2099
(d),(h)
16,218 16,294
3 Month USD LIBOR + 3.80%
6.13%, 12 /31/2049
(d),(h)
7,706 8,241
3 Month USD LIBOR + 3.33%
6.75%, 12 /31/2049
(d),(h)
143,515 160,537
3 Month USD LIBOR + 3.78%
KeyCorp
5.00%, 12 /31/2049
(d),(h)
20,101 20,905
3 Month USD LIBOR + 3.61%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 29, 2020 (unaudited)
See accompanying notes.
129
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
KeyCorp Capital III
7.75%, 07 /15/2029 $ 3,500 $ 4,728
Lloyds Bank PLC
12.00%, 12 /31/2049
(d),(g),(h)
39,250 47,290
3 Month USD LIBOR + 11.76%
12.00%, 12 /31/2049
(d),(h)
46,889 56,494
3 Month USD LIBOR + 11.76%
Lloyds Banking Group PLC
6.41%, 12 /31/2049
(d),(g),(h)
12,674 15,098
3 Month USD LIBOR + 1.50%
6.66%, 01 /29/2049
(d),(e),(g),(h)
48,685 60,187
3 Month USD LIBOR + 1.27%
7.50%, 12 /31/2049
(d),(h)
47,496 51,593
USD Swap Semi-Annual 5 Year + 4.76%
7.50%, 12 /31/2049
(d),(h)
22,500 25,017
USD Swap Semi-Annual 5 Year + 4.50%
M&T Bank Corp
5.12%, 12 /31/2049
(d),(h)
12,500 13,406
3 Month USD LIBOR + 3.52%
6.45%, 12 /31/2049
(d),(h)
6,615 7,267
3 Month USD LIBOR + 3.61%
Morgan Stanley
5.55%, 12 /31/2049
(d),(h)
8,500 8,560
3 Month USD LIBOR + 3.81%
Nordea Bank Abp
6.13%, 12 /31/2049
(d),(g),(h)
42,131 44,690
USD Swap Semi-Annual 5 Year + 3.39%
6.13%, 12 /31/2049
(d),(h)
8,235 8,735
USD Swap Semi-Annual 5 Year + 3.39%
6.63%, 12 /31/2099
(d),(g),(h)
23,420 25,938
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
Northern Trust Corp
4.60%, 12 /31/2049
(d),(h)
4,400 4,767
3 Month USD LIBOR + 3.20%
NTC Capital I
2.35%, 01 /15/2027 5,500 5,225
3 Month USD LIBOR + 0.52%
NTC Capital II
2.42%, 04 /15/2027 6,500 6,175
3 Month USD LIBOR + 0.59%
PNC Financial Services Group Inc/The
6.75%, 12 /31/2049
(d),(h)
37,635 39,517
3 Month USD LIBOR + 3.68%
RBS Capital Trust II
6.43%, 12 /31/2049
(d),(h)
2,750 3,932
3 Month USD LIBOR + 1.94%
Royal Bank of Scotland Group PLC
4.26%, 12 /31/2049
(d)
1,900 1,886
3 Month USD LIBOR + 2.32%
7.50%, 12 /31/2049
(d),(h)
54,281 54,790
USD Swap Semi-Annual 5 Year + 5.80%
7.65%, 12 /31/2049
(d),(h)
28,946 42,216
3 Month USD LIBOR + 2.50%
8.00%, 12 /31/2049
(d),(h)
7,825 8,921
USD Swap Semi-Annual 5 Year + 5.72%
8.62%, 12 /31/2049
(d),(h)
18,295 19,356
USD Swap Semi-Annual 5 Year + 7.60%
Skandinaviska Enskilda Banken AB
5.63%, 12 /31/2049
(d),(h)
5,000 5,113
USD Swap Semi-Annual 5 Year + 3.49%
5.75%, 12 /31/2049
(d),(h)
8,100 8,098
USD Swap Semi-Annual 5 Year + 3.85%
Societe Generale SA
7.37%, 12 /31/2049
(d),(h)
14,120 14,762
USD Swap Semi-Annual 5 Year + 6.24%
7.38%, 12 /31/2049
(d),(g),(h)
16,800 18,291
USD Swap Semi-Annual 5 Year + 4.30%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Societe Generale SA   (continued)
7.38%, 12 /31/2049
(d),(g),(h)
$ 25,326 $ 26,478
USD Swap Semi-Annual 5 Year + 6.24%
7.88%, 12 /31/2049
(d),(g),(h)
500 551
USD Swap Semi-Annual 5 Year + 4.98%
7.88%, 12 /31/2049
(d),(e),(h)
14,000 15,426
USD Swap Semi-Annual 5 Year + 4.98%
8.00%, 12 /31/2049
(d),(g),(h)
23,900 27,748
USD Swap Rate NY 5 Year + 5.87%
8.00%, 12 /31/2049
(d),(h)
9,000 10,449
USD Swap Rate NY 5 Year + 5.87%
Standard Chartered PLC
7.01%, 12 /31/2049
(d),(g),(h)
41,500 51,015
3 Month USD LIBOR + 1.46%
7.01%, 12 /31/2049
(d),(h)
19,800 24,340
3 Month USD LIBOR + 1.46%
7.50%, 12 /31/2049
(d),(g),(h)
17,700 18,497
USD Swap Semi-Annual 5 Year + 6.30%
7.50%, 12 /31/2049
(d),(h)
10,500 10,973
USD Swap Semi-Annual 5 Year + 6.30%
7.75%, 12 /31/2049
(d),(g),(h)
11,000 11,853
USD Swap Semi-Annual 5 Year + 5.72%
State Street Corp
5.25%, 12 /31/2049
(d),(h)
4,000 4,053
3 Month USD LIBOR + 3.60%
Svenska Handelsbanken AB
5.25%, 12 /31/2049
(d),(h)
29,400 29,683
USD Swap Semi-Annual 5 Year + 3.34%
Swedbank AB
6.00%, 12 /31/2049
(d),(h)
5,200 5,363
USD Swap Semi-Annual 5 Year + 4.11%
Truist Bank
2.36%, 05 /15/2027 10,900 10,328
3 Month USD LIBOR + 0.67%
2.54%, 03 /15/2028 9,022 8,503
3 Month USD LIBOR + 0.65%
2.89%, 04 /01/2027 7,000 6,720
3 Month USD LIBOR + 0.98%
Truist Financial Corp
4.80%, 12 /31/2099
(d),(h)
97,900 98,617
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
5.75%, 12 /31/2049
(d)
4,400 4,407
3 Month USD LIBOR + 3.86%
UBS Group AG
6.88%, 12 /31/2049
(d),(h)
12,078 12,425
USD Swap Rate NY 5 Year + 5.50%
6.88%, 12 /31/2049
(d),(h)
11,933 13,022
USD Swap Semi-Annual 5 Year + 4.59%
7.00%, 12 /31/2049
(d),(g),(h)
19,500 20,796
USD Swap Semi-Annual 5 Year + 4.34%
7.00%, 12 /31/2049
(d),(h)
10,800 11,518
USD Swap Semi-Annual 5 Year + 4.34%
7.00%, 12 /31/2049
(d),(h)
20,700 23,013
USD Swap Semi-Annual 5 Year + 4.87%
UniCredit SpA
8.00%, 12 /31/2049
(d),(h)
21,000 22,418
USD Swap Semi-Annual 5 Year + 5.18%
US Bancorp
5.12%, 12 /31/2049
(d),(h)
21,400 22,000
3 Month USD LIBOR + 3.49%
USB Realty Corp
2.98%, 12 /31/2049
(d),(g)
1,500 1,352
3 Month USD LIBOR + 1.15%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 29, 2020 (unaudited)
See accompanying notes.
130
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co
5.66%, 12 /31/2049
(d)
$ 23,170 $ 23,170
3 Month USD LIBOR + 3.77%
5.87%, 12 /31/2049
(d),(h)
50,300 55,707
3 Month USD LIBOR + 3.99%
$ 3,077,682
Diversified Financial Services - 1.27%
Capital One Financial Corp
5.55%, 12 /31/2049
(d),(h)
20,430 20,341
3 Month USD LIBOR + 3.80%
Charles Schwab Corp/The
7.00%, 12 /31/2049
(d),(h)
28,358 30,538
3 Month USD LIBOR + 4.82%
Depository Trust & Clearing Corp/The
4.88%, 12 /31/2049
(d),(g),(h)
31,000 30,922
3 Month USD LIBOR + 3.17%
$ 81,801
Electric - 4.80%
Dominion Energy Inc
4.65%, 12 /31/2099
(d),(h)
63,220 65,318
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
Duke Energy Corp
4.88%, 12 /31/2099
(d),(h)
26,500 27,324
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
Emera Inc
6.75%, 06 /15/2076
(h)
64,395 74,641
3 Month USD LIBOR + 5.44%
Enel SpA
8.75%, 09 /24/2073
(g),(h)
51,716 60,120
USD Swap Semi-Annual 5 Year + 5.88%
National Rural Utilities Cooperative Finance Corp
5.25%, 04 /20/2046
(h)
22,969 25,628
3 Month USD LIBOR + 3.63%
NextEra Energy Capital Holdings Inc
3.98%, 10 /01/2066 23,474 22,418
3 Month USD LIBOR + 2.07%
4.02%, 06 /15/2067 8,920 8,717
3 Month USD LIBOR + 2.13%
4.80%, 12 /01/2077
(h)
2,300 2,461
3 Month USD LIBOR + 2.41%
5.65%, 05 /01/2079
(h)
800 908
3 Month USD LIBOR + 3.16%
PPL Capital Funding Inc
4.63%, 03 /30/2067 15,700 15,377
3 Month USD LIBOR + 2.67%
Southern Co/The
5.50%, 03 /15/2057
(h)
6,500 6,694
3 Month USD LIBOR + 3.63%
$ 309,606
Food - 0.13%
Dairy Farmers of America Inc
7.13%, 12 /31/2049
(d),(g)
8,700 8,178
Gas - 0.28%
NiSource Inc
5.65%, 12 /31/2049
(d),(h)
17,900 18,258
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.84%
Insurance - 21.63%
ACE Capital Trust II
9.70%, 04 /01/2030 14,970 22,455
AIG Life Holdings Inc
8.50%, 07 /01/2030 31,200 43,681
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Allstate Corp/The
5.75%, 08 /15/2053
(h)
$ 11,754 $ 12,694
3 Month USD LIBOR + 2.94%
6.50%, 05 /15/2067
(h)
11,905 15,119
3 Month USD LIBOR + 2.12%
American International Group Inc
5.75%, 04 /01/2048
(e),(h)
48,701 53,875
3 Month USD LIBOR + 2.87%
8.18%, 05 /15/2068
(h)
22,300 30,439
3 Month USD LIBOR + 4.20%
Aon Corp
8.21%, 01 /01/2027 4,750 6,139
Argentum Netherlands BV for Swiss Re Ltd
5.63%, 08 /15/2052
(h)
54,000 59,805
3 Month USD LIBOR + 3.78%
5.75%, 08 /15/2050
(h)
34,400 37,737
3 Month USD LIBOR + 3.59%
Argentum Netherlands BV for Zurich Insurance
Co Ltd
5.13%, 06 /01/2048
(h)
6,290 7,030
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
AXA SA
6.38%, 12 /31/2049
(d),(g),(h)
27,793 36,826
3 Month USD LIBOR + 2.26%
8.60%, 12 /15/2030 10,797 15,966
AXIS Specialty Finance LLC
4.90%, 01 /15/2040
(h)
4,500 4,455
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.19%
Cloverie PLC for Swiss Re Corporate Solutions
Ltd
4.50%, 09 /11/2044
(h)
20,000 20,710
USD Swap Semi-Annual 10 Year + 2.91%
Cloverie PLC for Zurich Insurance Co Ltd
5.63%, 06 /24/2046
(h)
5,000 5,661
3 Month USD LIBOR + 4.92%
Dai-ichi Life Insurance Co Ltd/The
7.25%, 12 /31/2049
(d),(g),(h)
13,250 14,156
3 Month USD LIBOR + 4.56%
Everest Reinsurance Holdings Inc
4.08%, 05 /01/2067 27,820 27,124
3 Month USD LIBOR + 2.39%
Hartford Financial Services Group Inc/The
3.82%, 02 /12/2067
(g)
5,685 5,401
3 Month USD LIBOR + 2.13%
Legal & General Group PLC
5.25%, 03 /21/2047
(h)
52,754 56,711
USD Swap Semi-Annual 5 Year + 3.69%
Liberty Mutual Group Inc
7.80%, 03 /07/2087
(g)
76,240 98,731
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10 /15/2097
(g)
20,025 34,068
Lincoln National Corp
3.86%, 04 /20/2067 60,769 50,742
3 Month USD LIBOR + 2.04%
4.05%, 05 /17/2066 9 8
3 Month USD LIBOR + 2.36%
M&G PLC
6.50%, 10 /20/2048
(h)
16,188 18,802
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.41%
Meiji Yasuda Life Insurance Co
5.10%, 04 /26/2048
(e),(g),(h)
13,800 15,831
USD Swap Rate NY 5 Year + 3.15%
5.20%, 10 /20/2045
(g),(h)
14,545 16,317
USD Swap Semi-Annual 5 Year + 4.23%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 29, 2020 (unaudited)
See accompanying notes.
131
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
MetLife Capital Trust IV
7.88%, 12 /15/2067
(g)
$ 24,540 $ 33,006
MetLife Inc
5.25%, 12 /31/2049
(d),(h)
1,000 999
3 Month USD LIBOR + 3.58%
6.40%, 12 /15/2066 20,770 25,655
3 Month USD LIBOR + 2.21%
9.25%, 04 /08/2068
(g)
49,075 73,122
3 Month USD LIBOR + 5.54%
10.75%, 08 /01/2069
(h)
50,223 83,621
3 Month USD LIBOR + 7.55%
Mitsui Sumitomo Insurance Co Ltd
4.95%, 12 /31/2049
(d),(h)
520 596
USD Swap Semi-Annual 5 Year + 3.26%
4.95%, 12 /31/2099
(d),(g),(h)
6,800 7,795
USD Swap Semi-Annual 5 Year + 3.26%
7.00%, 03 /15/2072
(g),(h)
10,700 11,690
3 Month USD LIBOR + 5.90%
MMI Capital Trust I
7.63%, 12 /15/2027 1,073 1,389
Nationwide Financial Services Inc
6.75%, 05 /15/2087 79,015 96,793
Nippon Life Insurance Co
4.70%, 01 /20/2046
(g),(h)
5,000 5,513
USD Swap Rate NY 5 Year + 3.75%
5.10%, 10 /16/2044
(g),(h)
26,700 29,103
USD Swap Rate NY 5 Year + 3.65%
Progressive Corp/The
5.38%, 12 /31/2049
(d),(h)
4,750 4,999
3 Month USD LIBOR + 2.54%
Prudential Financial Inc
5.63%, 06 /15/2043
(h)
79,130 83,265
3 Month USD LIBOR + 3.92%
5.88%, 09 /15/2042
(h)
45,255 48,055
3 Month USD LIBOR + 4.18%
QBE Insurance Group Ltd
5.88%, 06 /17/2046
(h)
3,100 3,399
USD Swap Rate NY 10 Year + 4.40%
Reinsurance Group of America Inc
4.56%, 12 /15/2065 2,687 2,580
3 Month USD LIBOR + 2.67%
Sompo Japan Nipponkoa Insurance Inc
5.33%, 03 /28/2073
(g),(h)
60,300 64,220
3 Month USD LIBOR + 4.27%
Sumitomo Life Insurance Co
6.50%, 09 /20/2073
(g),(h)
15,500 17,438
3 Month USD LIBOR + 4.44%
Voya Financial Inc
5.65%, 05 /15/2053
(h)
77,926 83,304
3 Month USD LIBOR + 3.58%
6.13%, 12 /31/2049
(d),(h)
8,150 8,424
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 1,395,449
Mining - 0.47%
BHP Billiton Finance USA Ltd
6.75%, 10 /19/2075
(g),(h)
25,842 30,041
USD Swap Semi-Annual 5 Year + 5.09%
Pipelines - 3.31%
Enbridge Inc
6.00%, 01 /15/2077
(h)
29,238 30,334
3 Month USD LIBOR + 3.89%
6.25%, 03 /01/2078
(h)
39,048 41,000
3 Month USD LIBOR + 3.64%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Enterprise Products Operating LLC
5.25%, 08 /16/2077
(h)
$ 44,200 $ 44,863
3 Month USD LIBOR + 3.03%
5.38%, 02 /15/2078
(h)
5,000 4,954
3 Month USD LIBOR + 2.57%
Transcanada Trust
5.50%, 09 /15/2079
(h)
39,340 41,465
3 Month USD LIBOR + 4.15%
5.63%, 05 /20/2075
(h)
6,000 6,135
3 Month USD LIBOR + 3.53%
5.87%, 08 /15/2076
(h)
41,581 44,700
3 Month USD LIBOR + 4.64%
$ 213,451
Sovereign - 0.32%
CoBank ACB
6.25%, 12 /31/2049
(d),(h)
16,400 17,548
3 Month USD LIBOR + 4.66%
Farm Credit Bank of Texas
6.20%, 12 /31/2049
(d),(g),(h)
3,000 3,212
3 Month USD LIBOR + 3.22%
$ 20,760
Telecommunications - 0.46%
Koninklijke KPN NV
7.00%, 03 /28/2073
(e),(g),(h)
13,126 14,045
USD Swap Semi-Annual 10 Year + 5.21%
7.00%, 03 /28/2073
(h)
8,000 8,560
USD Swap Semi-Annual 10 Year + 5.21%
Vodafone Group PLC
7.00%, 04 /04/2079
(h)
5,900 6,812
USD Swap Semi-Annual 5 Year + 4.87%
$ 29,417
Transportation - 0.60%
BNSF Funding Trust I
6.61%, 12 /15/2055
(h)
35,709 38,566
3 Month USD LIBOR + 2.35%
TOTAL BONDS $ 5,235,655
TOTAL PURCHASED OPTIONS - 0.00% $ 75
Total Investments $ 6,480,442
Other Assets and Liabilities -  (0.46)% (29,873)
TOTAL NET ASSETS - 100.00% $ 6,450,569
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $32,740 or 0.51% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(e) Security or a portion of the security was on loan at the end of the period.
(f) Non-income producing security
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,606,938 or 24.91% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 29, 2020 (unaudited)
See accompanying notes.
132
Portfolio Summary  ( unaudited)
Sector Percent
Financial 79.93%
Utilities 7.91%
Communications 3.94%
Energy 3.31%
Money Market Funds 2.19%
Government 1.42%
Industrial 0.60%
Consumer, Non-cyclical 0.50%
Basic Materials 0.47%
Consumer, Cyclical 0.19%
Purchased Options 0.00%
Other Assets and Liabilities
(0.46)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2019 Purchases Sales February 29, 2020
Value Cost Proceeds Value
Centaur Funding Corp 9.08% 04/21/2020 $ 99,772 $ — $ — $ 96,166
Principal Government Money Market Fund 1.43% 98,550 1,092,065 1,062,143 128,472
$ 198,322 $ 1,092,065 $ 1,062,143 $ 224,638
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Centaur Funding Corp 9.08% 04/21/2020 $ 2,183 $ — $ — $ (3,606)
Principal Government Money Market Fund 1.43% 1,598 — — —
$ 3,781 $ — $ — $ (3,606)
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments/
(Premiums) Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - US Long Bond Future; June
2020
N/A 50 $ 50 $ 171.00 03/09/2020 $ 86 $ 75 $ (11)
Total $ 86 $ 75 $ (11)
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US Long Bond; June 2020 Short 50 $ 8,513 $ (13)
Total $ (13)
Amounts in thousands except contracts.

Glossary to the Schedule of Investments
February 29, 2020 (unaudited)
See accompanying notes.
133
Currency Abbreviations
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Renminbi
CNY Chinese Renminbi
COP Colombian Peso
CZK Czech Koruna
EUR Euro
GBP British Pound Sterling
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Nuevo Sol
PLN Polish Zloty
RUB Russian Ruble
SEK Swedish Krona
THB Thai Baht
TRY Turkish Lira
UAH Ukrainian Hryvnia
USD/$ United States Dollar
ZAR South African Rand

See accompanying notes.
134
Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
BLUE CHIP FUND
Class A shares
2020(c) $ 25.56 $ 0.01 $ 1.39 $ 1.40 ( $ 0.03) ( $ 1.15) ( $ 1.18) $ 25.78
2019 24.49 (0.01) 2.67 2.66 – (1.59) (1.59) 25.56
2018 19.91 (0.07) 5.24 5.17 – (0.59) (0.59) 24.49
2017 16.85 0.07 3.08 3.15 – (0.09) (0.09) 19.91
2016 15.52 (0.04) 1.69 1.65 (0.01) (0.31) (0.32) 16.85
2015 15.07 (0.01) 0.86 0.85 (0.02) (0.38) (0.40) 15.52
Class C shares
2020(c) 24.39 (0.08) 1.32 1.24 – (1.15) (1.15) 24.48
2019 23.62 (0.18) 2.54 2.36 – (1.59) (1.59) 24.39
2018 19.37 (0.23) 5.07 4.84 – (0.59) (0.59) 23.62
2017 16.52 (0.07) 3.01 2.94 – (0.09) (0.09) 19.37
2016 15.33 (0.16) 1.66 1.50 – (0.31) (0.31) 16.52
2015 14.97 (0.12) 0.86 0.74 – (0.38) (0.38) 15.33
DIVERSIFIED REAL ASSET FUND
Class A shares
2020(c) 11.23 0.10 (0.17) (0.07) (0.21) – (0.21) 10.95
2019 11.70 0.26 (0.42) (0.16) (0.31) – (0.31) 11.23
2018 11.53 0.24 0.15 0.39 (0.22) – (0.22) 11.70
2017 11.07 0.17 0.55 0.72 (0.26) – (0.26) 11.53
2016 11.22 0.17 (0.27) (0.10) (0.05) – (0.05) 11.07
2015 13.18 0.13 (1.88) (1.75) (0.08) (0.13) (0.21) 11.22
Class C shares
2020(c) 11.00 0.05 (0.17) (0.12) (0.12) – (0.12) 10.76
2019 11.45 0.17 (0.40) (0.23) (0.22) – (0.22) 11.00
2018 11.29 0.14 0.15 0.29 (0.13) – (0.13) 11.45
2017 10.80 0.10 0.53 0.63 (0.14) – (0.14) 11.29
2016 10.98 0.09 (0.27) (0.18) – – – 10.80
2015 12.91 0.04 (1.84) (1.80) – (0.13) (0.13) 10.98

See accompanying notes.
135
Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
5.49% (d) $ 403,727 0.93% (e) 1.01% (e),(f) 0.08% (e) 24.2% (e)
12.75 302,904 1.00 1.08 (f) (0.06) 15.9
26.45 164,310 1.09 1.09 (f) (0.30) 34.0
18.81 71,738 1.15 1.15 (f) 0.41 27.1
10.77 36,575 1.28 1.28 (f) (0.26) 36.4
5.78 20,629 1.35 1.39 (f) (0.04) 26.2
5.15 (d),(g) 198,750 1.67 (e) 1.75 (e),(f) (0.65) (e) 24.2 (e)
11.91 156,734 1.73 1.81 (f) (0.80) 15.9
25.47 91,660 1.84 1.84 (f) (1.05) 34.0
17.91 40,344 1.94 1.94 (f) (0.41) 27.1
9.93 21,705 2.08 2.08 (f) (1.06) 36.4
5.04 11,985 2.10 2.33 (f) (0.77) 26.2
(0.75) (d) 49,129 1.22 (e) 1.36 (e),(f) 1.67 (e) 81.4 (e)
(1.11) 54,880 1.22 1.33 (f) 2.35 71.5
3.36 107,180 1.22 1.29 (f) 2.05 84.1
6.63 118,212 1.25 1.53 (f) 1.58 65.1
(0.85) 210,864 1.25 1.28 (f) 1.59 77.6
(13.33) 109,677 1.25 1.25 (f) 1.06 66.4
(1.12) (d) 13,585 1.97 (e) 2.23 (e),(f) 0.85 (e) 81.4 (e)
(1.86) 16,037 1.97 2.20 (f) 1.51 71.5
2.61 23,105 1.97 2.12 (f) 1.24 84.1
5.83 (g) 24,940 2.00 2.10 (f) 0.88 65.1
(1.55) (g) 31,350 2.00 2.12 (f) 0.86 77.6
(13.98) 45,514 2.00 2.04 (f) 0.30 66.4
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Six months ended February 29, 2020.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Excludes expense reimbursement from Manager.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.
136
Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset
Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends
from Net
Investment
Income
Distributions
from Realized
Gains
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
EDGE MIDCAP FUND
Class A shares
2020(c) $ 14.39 $ 0.05 ( $ 0.30) ( $ 0.25) ( $ 0.11) ( $ 0.50) $ – ( $ 0.61) $ 13.53
2019(h) 11.98 0.06 2.35 2.41 – – – – 14.39
GLOBAL MULTI-STRATEGY FUND
Class A shares
2020(c) 10.64 0.11 (0.12) (0.01) – – – – 10.63
2019 11.09 0.18 (0.02) 0.16 (0.11) (0.47) (0.03) (0.61) 10.64
2018 11.28 0.11 (0.01) 0.10 (0.05) (0.24) – (0.29) 11.09
2017 10.77 0.08 0.43 0.51 – – – – 11.28
2016 10.91 0.01 0.14 0.15 (0.06) (0.23) – (0.29) 10.77
2015 11.04 (0.06) 0.16 0.10 (0.06) (0.17) – (0.23) 10.91
Class C shares
2020(c) 10.31 0.07 (0.11) (0.04) – – – – 10.27
2019 10.75 0.10 (0.01) 0.09 (0.03) (0.47) (0.03) (0.53) 10.31
2018 10.97 0.03 (0.01) 0.02 – (0.24) – (0.24) 10.75
2017 10.56 (0.01) 0.42 0.41 – – – – 10 .97
2016 10.73 (0.07) 0.13 0.06 – (0.23) – (0.23) 10.56
2015 10.90 ( 0 .15) 0.15 – – (0.17) – (0.17) 10.73

See accompanying notes.
137
Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Dividends and
Interest Expense on Short
Sales, Short Sale Fees
and Reverse Repurchase
Agreement Expense)
Ratio of Gross
Expenses to Average
Net Assets
Ratio of Net
Investment Income to
Average Net Assets
Portfolio Turnover
Rate
(2.34) % (d),(e) $ 9,737 1.10% (f) N/A 1.61% (f),(g) 0.62% (f) 18.6% (f)
20.20 (d),(e) 5,587 1.10 (f) N/A 3.67 (f),(g) 0.59 (f) 19.8 (f)
(0.09) (d) 28,152 4.18% (f),(i) 2.13 (f),(i),(j) 4.22 (f),(g) 1.98 (f) 433.1 (f)
1.82 41,100 3.37 (i) 2 .02 (i),(j) 3.42 (g) 1.72 387.8
0.90 63,860 2.48 1.95 (j) 2.52 (g) 1.02 378.0
4.74 112,799 2.50 1.92 (j) 2.52 (g) 0.72 317.6
1.41 145,370 2.41 1.94 (j) 2.41 (g) 0.11 233.9
0.93 183,527 2.39 1.95 (j) 2.39 (g) (0.55) 142.5
(0.39) (d) 22,437 4.81 (f),(i) 2.76 (f),(i),(j) 5.01 (f),(g) 1.35 (f) 433.1 (f)
1.10 26,585 4.11 (i) 2.76 (i),(j) 4.21 (g) 0.99 387.8
0.16 41,343 3.26 2.73 (j) 3.30 (g) 0.24 378.0
3.88 48,130 3.31 2.73 (j) 3.33 (g) (0.08) 317.6
0.61 56,557 3.22 2.75 (j) 3.24 (g) (0.68) 233.9
0.05 60,317 3.19 2.75 (j) 3.21 (g) (1.37) 142.5
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Six months ended February 29, 2020.
(d) Total return amounts have not been annualized.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Computed on an annualized basis.
(g) Excludes expense reimbursement from Manager.
(h) Period from December 31, 2018, date operations commenced, through August 31, 2019.
(i) Includes 0.01% of expenses associated with fund investments. The expense is not subject to the Manager's contractual expense limit.
(j) Excludes dividends and interest expense on short sales and short sale fees and reverse repurchase agreement expense. See "Operating Policies" in notes to financial statements.

See accompanying notes.
138
Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions from
Realized Gains
Total Dividends
and Distributions
INTERNATIONAL SMALL COMPANY FUND
Class A shares
2020(c) $ 10.41 ( $ 0.01) ( $ 0.09) ( $ 0.10) ( $ 0.28) $ – ( $ 0.28)
2019 12.29 0.08 (1.14) (1.06) (0.09) (0.73) (0.82)
2018 12.09 0.08 0.68 0.76 (0.19) (0.37) (0.56)
2017 9.80 0.06 2.24 2.30 (0.01) – (0.01)
2016 9.59 0.06 0.27 0.33 (0.12) – (0.12)
2015 9.86 0.06 (0.28) (0.22) (0.05) – (0.05)
OPPORTUNISTIC MUNICIPAL FUND
Class A shares
2020(c) 11.26 0.18 0.32 0.50 (0.18) – (0.18)
2019 10.60 0.43 0.64 1.07 (0.41) – (0.41)
2018 10.65 0.42 (0.07) 0.35 (0.40) – (0.40)
2017 11.03 0.40 (0.40) – (0.38) – (0.38)
2016 10.20 0.38 0.82 1.20 (0.37) – (0.37)
2015 10.09 0.42 0.10 0.52 (0.41) – (0.41)

See accompanying notes.
139
Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Net Asset Value,
End of Period Total Return(b)
Net Assets, End of Period
(in thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense and Fees)
Ratio of Gross
Expenses to Average
Net Assets
Ratio of Net
Investment Income
to Average Net
Assets
Portfolio Turnover
Rate
$ 10.03 (1.31) % (d) $ 4,301 1.60% (e) N/A 2.26% (e),(f) (0.14) % (e) 45.2% (e)
10.41 (7.70) 4,739 1.60 N/A 2.30 (f) 0.80 46.8
12.29 6.26 5,204 1.60 N/A 2.21 (f) 0.61 45.9
12.09 23.48 2,699 1.60 N/A 2.92 (f) 0.54 58.8
9.80 3.47 2,026 1.60 N/A 2.48 (f) 0.61 49.9
9.59 (2.23) 5,469 1.60 N/A 2.70 (f) 0.63 62.8
11.58 4.41 (d),(g) 58,664 0.92% (e) 0.84 (e),(h) 1.00 (e),(f) 3.18 (e) 73.4 (e)
11.26 10.36 53,756 0.98 0.86 (h) 1.09 (f) 4.01 66.1
10.60 3.37 46,667 1.00 0.90 (h) 1.02 (f) 3.94 76 .0
10.65 0.13 40,758 0.95 0.89 (h) 0.95 (f) 3.83 67.9
11.03 11.94 49,208 0 .95 0.90 (h) 0.97 (f) 3.52 53.5
10.20 5.17 22,568 0.96 0.90 (h) 1.10 (f) 4.06 54.9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Six months ended February 29, 2020.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Excludes expense reimbursement from Manager.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(h) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.

See accompanying notes.
140
Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
ORIGIN EMERGING MARKETS FUND
Class A shares
2020(c) $ 10 .63 $ 0 .01 $ 0 .50 $ 0 .51 ( $ 0 .15 ) $ – ( $ 0 .15 ) $ 10 .99
2019 11 .28 0 .11 ( 0 .68 ) ( 0 .57 ) ( 0 .08 ) – ( 0 .08 ) 10 .63
2018 11 .74 0 .12 ( 0 .52 ) ( 0 .40 ) ( 0 .06 ) – ( 0 .06 ) 11 .28
2017 9 .07 0 .18 2 .52 2 .70 ( 0 .03 ) – ( 0 .03 ) 11 .74
2016 8 .55 0 .04 0 .56 0 .60 ( 0 .08 ) – ( 0 .08 ) 9 .07
2015(g) 10 .00 ( 0 .03 ) ( 1 .42 ) ( 1 .45 ) – – – 8 .55
SMALL-MIDCAP DIVIDEND INCOME FUND
Class A shares
2020(c) 13 .96 0 .15 ( 0 .74 ) ( 0 .59 ) ( 0 .17 ) ( 0 .10 ) ( 0 .27 ) 13 .10
2019 17 .84 0 .28 ( 1 .92 ) ( 1 .64 ) ( 0 .35 ) ( 1 .89 ) ( 2 .24 ) 13 .96
2018 16 .57 0 .34 1 .92 2 .26 ( 0 .21 ) ( 0 .78 ) ( 0 .99 ) 17 .84
2017 14 .95 0 .35 1 .60 1 .95 ( 0 .33 ) – ( 0 .33 ) 16 .57
2016 12 .73 0 .34 2 .44 2 .78 ( 0 .30 ) ( 0 .26 ) ( 0 .56 ) 14 .95
2015 14 .34 0 .37 ( 1 .39 ) ( 1 .02 ) ( 0 .28 ) ( 0 .31 ) ( 0 .59 ) 12 .73
Class C shares
2020(c) 13 .82 0 .09 ( 0 .73 ) ( 0 .64 ) ( 0 .11 ) ( 0 .10 ) ( 0 .21 ) 12 .97
2019 17 .68 0 .17 ( 1 .90 ) ( 1 .73 ) ( 0 .24 ) ( 1 .89 ) ( 2 .13 ) 13 .82
2018 16 .43 0 .21 1 .90 2 .11 ( 0 .08 ) ( 0 .78 ) ( 0 .86 ) 17 .68
2017 14 .84 0 .23 1 .60 1 .83 ( 0 .24 ) – ( 0 .24 ) 16 .43
2016 12 .65 0 .24 2 .41 2 .65 ( 0 .20 ) ( 0 .26 ) ( 0 .46 ) 14 .84
2015 14 .26 0 .26 ( 1 .37 ) ( 1 .11 ) ( 0 .19 ) ( 0 .31 ) ( 0 .50 ) 12 .65

See accompanying notes.
141
Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
4 .68% (d) $ 2,558 1 .60% (e) 2 .83% (e) ,(f) 0 .20% (e) 54 .6% (e)
( 4 .94 ) 2,455 1 .66 2 .78 (f) 1 .08 59 .4
( 3 .49 ) 4,384 1 .75 2 .28 (f) 0 .97 52 .3
29 .91 3,003 1 .75 5 .66 (f) 1 .83 66 .3
7 .03 401 1 .75 9 .54 (f) 0 .47 69 .0
( 14 .50 ) (d) ,(h) 210 1 .75 (e) 8 .96 (e) ,(f) ( 0 .50 ) (e) 86 .6 (e)
( 4 .49 ) (d) 132,186 1 .13 (e) 1 .19 (e) ,(f) 1 .96 (e) 29 .7 (e)
( 7 .83 ) 147,402 1 .13 1 .19 (f) 1 .91 21 .9
13 .93 214,620 1 .13 1 .15 (f) 1 .98 31 .5
13 .17 232,872 1 .17 – 2 .15 25 .5
22 .61 207,431 1 .17 – 2 .56 25 .8
( 7 .28 ) 167,966 1 .18 1 .18 (f) 2 .69 29 .3
( 4 .84 ) (d) 101,574 1 .88 (e) 1 .94 (e) ,(f) 1 .21 (e) 29 .7 (e)
( 8 .50 ) 118,135 1 .88 1 .92 (f) 1 .16 21 .9
13 .08 170,893 1 .88 1 .90 (f) 1 .23 31 .5
12 .37 178,599 1 .92 1 .92 (f) 1 .41 25 .5
21 .57 165,335 1 .94 1 .94 (f) 1 .79 25 .8
( 7 .95 ) 133,541 1 .97 1 .97 (f) 1 .90 29 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Six months ended February 29, 2020.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Excludes expense reimbursement from Manager.
(g) Period from January 23, 2015, date operations commenced, through August 31, 2015.
(h) During 2015, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

See accompanying notes.
142
Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SPECTRUM PREFERRED AND CAPITAL SECURITIES INCOME FUND
Class A shares
2020(c) $ 10 .30 $ 0 .21 $ 0 .14 $ 0 .35 ( $ 0 .24 ) $ – ( $ 0 .24 ) $ 10 .41
2019 10 .06 0 .49 0 .26 0 .75 ( 0 .51 ) – ( 0 .51 ) 10 .30
2018 10 .53 0 .50 ( 0 .46 ) 0 .04 ( 0 .49 ) ( 0 .02 ) ( 0 .51 ) 10 .06
2017 10 .36 0 .49 0 .24 0 .73 ( 0 .47 ) ( 0 .09 ) ( 0 .56 ) 10 .53
2016 10 .24 0 .49 0 .19 0 .68 ( 0 .47 ) ( 0 .09 ) ( 0 .56 ) 10 .36
2015 10 .56 0 .50 ( 0 .13 ) 0 .37 ( 0 .51 ) ( 0 .18 ) ( 0 .69 ) 10 .24
Class C shares
2020(c) 10 .29 0 .17 0 .14 0 .31 ( 0 .20 ) – ( 0 .20 ) 10 .40
2019 10 .05 0 .42 0 .25 0 .67 ( 0 .43 ) – ( 0 .43 ) 10 .29
2018 10 .52 0 .42 ( 0 .46 ) ( 0 .04 ) ( 0 .41 ) ( 0 .02 ) ( 0 .43 ) 10 .05
2017 10 .35 0 .42 0 .23 0 .65 ( 0 .39 ) ( 0 .09 ) ( 0 .48 ) 10 .52
2016 10 .23 0 .42 0 .19 0 .61 ( 0 .40 ) ( 0 .09 ) ( 0 .49 ) 10 .35
2015 10 .55 0 .42 ( 0 .13 ) 0 .29 ( 0 .43 ) ( 0 .18 ) ( 0 .61 ) 10 .23

See accompanying notes.
143
Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return(b) Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
3 .31% (d) ,(e) $ 790,833 1 .05% (f) 4 .13% (f) 10 .6% (f)
7 .80 732,421 1 .06 4 .96 19 .8
0 .32 655,225 1 .06 4 .83 12 .3
7 .31 732,471 1 .06 4 .81 16 .1
6 .89 883,381 1 .07 4 .83 13 .9
3 .67 712,591 1 .07 4 .79 16 .9
2 .91 (d) ,(e) 456,248 1 .82 (f) 3 .35 (f) 10 .6 (f)
6 .97 469,674 1 .81 4 .21 19 .8
( 0 .44 ) 631,599 1 .81 4 .08 12 .3
6 .53 751,561 1 .81 4 .07 16 .1
6 .11 859,055 1 .81 4 .09 13 .9
2 .90 772,501 1 .82 4 .05 16 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Six months ended February 29, 2020.
(d) Total return amounts have not been annualized.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Computed on an annualized basis.

Shareholder Expense Example
Principal Funds, Inc.
February 29, 2020 (unaudited)
144
As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2019 to February 29, 2020), unless otherwise noted.
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Class A and Class C shares may be purchased through retirement plans. Such plans my impose fees in addition to those charged by the fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual Hypothetical
Beginning
Account Value
September 1,
2019
Ending
Account
Value
February 29,
2020
Expenses Paid
During Period
September
1, 2019 to
February 29,
2020
(a)
Beginning
Account Value
September 1,
2019
Ending
Account
Value
February 29,
2020
Expenses Paid
During Period
September
1, 2019 to
February 29,
2020
(a)
Annualized
Expense
Ratio
Blue Chip Fund
Class A $ 1,000.00 $ 1,054.88 $ 4.75 $ 1,000.00 $ 1,020.24 $ 4.67 0.93%
Class C 1,000.00 1,051.46 8.52 1,000.00 1,016.56 8.37 1.67
Diversified Real Asset Fund
Class A 1,000.00 992.54 6.04 1,000.00 1,018.80 6.12 1.22
Class C 1,000.00 988.76 9.74 1,000.00 1,015.07 9.87 1.97
Edge MidCap Fund
Class A 1,000.00 976.62 5.41 1,000.00 1,019.39 5.52 1.10
Global Multi-Strategy Fund
Class A 1,000.00 999.06 20.78 1,000.00 1,004.08 20.83 4.18
Class C 1,000.00 996.12 23.87 1,000.00 1,000.94 23.93 4.81
Global Multi-Strategy Fund ( Excluding Dividend and Interest Expense on
Shorts)
Class A 1,000.00 999. 10 10.59 1,000.00 1,0 14.14 10.72 2.13
Class C 1,000.00 996.1 0 13.70 1,000.00 1,0 10.97 13.90 2.76
International Small Company Fund
Class A 1,000.00 986.94 7.90 1,000.00 1,016.91 8.02 1.60
Opportunistic Municipal Fund
Class A 1,000.00 1,044.10 4.68 1,000.00 1,020.29 4.62 0.92
Opportunistic Municipal Fund (Excluding Interest Expense and Fees)
Class A 1,000.00 1,044.10 4.27 1,000.00 1,020.63 4.23 0.84
Origin Emerging Markets Fund
Class A 1,000.00 1,046.84 8.14 1,000.00 1,016.91 8.02 1.60

Shareholder Expense Example
Principal Funds, Inc.
February 29, 2020 (unaudited)
145
Actual Hypothetical
Beginning
Account Value
September 1,
2019
Ending
Account
Value
February 29,
2020
Expenses Paid
During Period
September
1, 2019 to
February 29,
2020
(a)
Beginning
Account Value
September 1,
2019
Ending
Account
Value
February 29,
2020
Expenses Paid
During Period
September
1, 2019 to
February 29,
2020
(a)
Annualized
Expense
Ratio
Small-MidCap Dividend Income
Fund
Class A $ 1,000.00 $ 955.07 $ 5.49 $ 1,000.00 $ 1,019.24 $ 5.67 1.13%
Class C 1,000.00 951.64 9.12 1,000.00 1,015.51 9.42 1.88
Spectrum Preferred and Capital
Securities Income Fund
Class A 1,000.00 1,033.09 5.31 1,000.00 1,019.64 5.27 1.05
Class C 1,000.00 1,029.10 9.18 1,000.00 1,015.81 9.12 1.82
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Principal Funds, Inc.
(unaudited)
146
Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940
As noted in the table provided below, certain of the Principal Funds made distributions for the month of December 2019 for which a portion is estimated to be in excess of the fund’s current and accumulated net income. As of December 2019, the estimated sources of these distributions were as follows:
The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.
Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the funds will not be available until the end of the funds’ fiscal year.
As a result, shareholders should not use the information provided in this notice for tax reporting purposes.
Notices are posted monthly on our website at principalfunds.com/sources-of-distribution . You may also request a copy of such notices, free of charge, by telephoning 800-222-5852.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the investment. Contact your financial professional or call 800-222-5852 to obtain another copy of the prospectus. Read the prospectus carefully before investing.
A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.
Principal Funds are distributed by Principal Funds Distributor, Inc.
December 2019
Fund Net Income Realized Gain Capital Sources
Diversified Real Asset Fund 89.51% 0.00% 10.49%
International Small Company Fund 21.57 56.32 22.11
Origin Emerging Markets Fund 88.81 0.00 11.19

147
FUND DIRECTORS AND OFFICERS
Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and Principal Diversified Select Real Asset Fund
which are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72.
Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.
The following directors are considered not to be “interested persons” as defined in the 1940 Act
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other Directorships
Held by Director
During Past 5 Years
Elizabeth Ballantine
Director since 2004
Member, Nominating and Governance
Committee
1948
Principal, EBA Associates 127 Durango Herald, Inc.; McClatchy
Newspapers, Inc.
Leroy T. Barnes, Jr.
Director since 2012
Member, Audit Committee
Member, Nominating and Governance
Committee
1951
Retired. 127 McClatchy Newspapers, Inc.; Frontier
Communications, Inc.; formerly, Herbalife
Ltd.
Craig Damos
Lead Independent Director since 2020
Director since 2008
Member, Nominating and Governance
Committee Member,15(c) Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC 127 None
Mark A. Grimmett
Director since 2004
Member, Audit Committee Member, 15(c)
Committee
Member, Executive Committee
1960
Formerly, Executive Vice President and CFO, Merle
Norman Cosmetics, Inc.
127 None
Fritz S. Hirsch
Director since 2005
Member, Nominating and Governance
Committee
Member, Operations Committee
Member, 15(c) Committee
1951
Formerly, CEO, MAM USA 127 MAM USA
Tao Huang
Director since 2012
Member, Operations Committee
Member, 15(c) Committee
1962
Retired. 127 Armstrong World Industries, Inc. and
Equity Lifestyle Properties, Inc.
Karen (“Karrie”) McMillan
Director since 2014
Member, Operations Committee
1961
Managing Director, Patomak Global Partners, LLC 127 None
Elizabeth A. Nickels
Director since 2015
Member, Audit Committee
1962
Retired. 127 SpartanNash; formerly: Charlotte Russe;
Follet Corporation; PetSmart; Spectrum
Health Systems
Mary M. (“Meg”) VanDeWeghe
Director since 2018
Member, Operations Committee
1959
CEO and President, Forte Consulting, Inc. 127 Denbury Resources Inc. and Helmerich
& Payne; Formerly: Brown Advisory;
B/E Aerospace; WP Carey; Nalco (and its
successor Ecolab)

148
The following directors are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the
Manager and Principal Life.
Correspondence intended for each Director who is other than an Interested Director may be sent to 655 9th Street, Des Moines, IA 50392.
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other
Directorships
Held by Director
During Past 5 Years
Timothy M. Dunbar
Chair and Director since 2019
Member, Executive Committee
1957
Director, PGI since 2018
President, Principal Global Asset Management,
PGI, Principal Life Insurance Company (“PLIC”),
Principal Financial Services, Inc. (“PFSI”), and
Principal Financial Group (“PFG”) since 2018
Chair/Executive Vice President, RobustWealth, Inc.
since 2018
Director, Post Advisory Group, LLC (“Post”) since
2018
Executive Vice President/Chief Investment Officer,
PLIC, PFSI and PFG (2014-2018)
127 None
Patrick Halter
Director since 2017
1959
Chief Executive Officer and President, PGI since
2018
Chief Operating Officer, PGI (2017-2018)
Chair, PGI since 2018
Director, PGI (2003-2018)
Director, Finisterre Capital LLP since 2018
Director, Origin Asset Management LLP since 2018
Chair, Post since 2017
Chief Executive Officer, Principal Real Estate
Investors, LLC (“PREI”) since 2005
Chair, PREI since 2004
Chair, Spectrum Asset Management, Inc. since 2017
Director, CCIP, LLC since 2017
127 None

149
The following table presents officers of the Funds.
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Randy L. Bergstrom
Assistant Tax Counsel
Des Moines, IA 50392
1955
Counsel, PGI
Counsel, PLIC
Kamal Bhatia
President, Chief Executive Officer
1972
President, PFG, PFSI, and PLIC since 2019
Principal Executive Officer, OC Private Capital
(2017-2019)
Senior Vice President, OppenheimerFunds (2011-
2019)
Jennifer A. Block
Deputy Chief Compliance Officer
Des Moines, IA 50392
1973
Vice President and Counsel (2017-2018)
Assistant Counsel (2010-2017)
Assistant Secretary (2015-2018)
Counsel, PGI (2017-2018)
Counsel, PLIC (2009-2018)
Counsel, PMC (2014-2017)
Tracy W. Bollin
Chief Financial Officer
Des Moines, IA 50392
1970
Managing Director, PGI since 2016
Chief Operating Officer, PMC (2015-2017)
Chief Financial Officer, PFA (2010-2015)
Senior Vice President, PFD since 2015
Chief Financial Officer, PFD (2010-2016)
Senior Vice President, PMC (2015–2017)
Chief Financial Officer, PMC (2010-2015)
Director, PMC (2014–2017)
Chief Financial Officer, PSI (2010-2015)
President, PSS since 2015
Chief Financial Officer, PSS (2010-2015)
Gina L. Graham
Treasurer
Des Moines, IA 50392
1965
Vice President/Treasurer, PFA since 2016
Vice President/Treasurer, PFD since 2016
Vice President/Treasurer, PGI since 2016
Vice President/Treasurer, PLIC since 2016
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, PREI since 2016
Vice President/Treasurer, PSI since 2016
Vice President/Treasurer, PSS since 2016
Laura B. Latham
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Counsel, PGI since 2018
Prior thereto, Attorney in Private Practice
Diane K. Nelson
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer, PSS since
2015
Compliance Advisor, PMC (2013-2015)
Sara L. Reece
Vice President and Controller
Des Moines, IA 50392
1975
Director - Accounting, PLIC since 2015
Assistant Financial Controller, PLIC prior to 2015
Teri R. Root
Chief Compliance Officer
Des Moines, IA 50392
1979
Interim Chief Compliance Officer (2018)
Deputy Chief Compliance Officer (2015-2018)
Deputy Chief Compliance Officer, PGI since 2017
Vice President and Chief Compliance Officer, PMC
(2015–2017)
Vice President, PSS since 2015
Britney L. Schnathorst
Assistant Counsel and Assistant
Secretary
Des Moines, IA 50392
1981
Counsel, PLIC since 2013

150
The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing materials.
The Audit Committee’s primary purpose is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the
Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law; 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees established by the Board. The Committee responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The nominating functions of the Committee include selecting and nominating all candidates who are not “interested persons” of the Fund Complex for election to the Board. Generally, the Committee requests director nominee suggestions from the committee members and management. In addition, the Committee will consider Director candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 711 High Street, Des
Moines, IA 50392. When evaluating a person as a potential nominee to serve as an Independent Director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Adam U. Shaikh
Assistant Counsel
Des Moines, IA 50392
1972
Assistant General Counsel, PGI since 2018
Counsel, PGI (2017-2018)
Counsel, PLIC since 2006
Counsel, PMC (2014-2017)
John L. Sullivan
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Counsel, PGI since 2019
Prior thereto, Attorney in Private Practice
Dan L. Westholm
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President/Treasurer, PGI since 2017
Assistant Vice President/Treasury, PFA since 2013
Assistant Vice President/Treasury, PFD since 2013
Assistant Vice President/Treasury, PLIC since 2014
Assistant Vice President/Treasury, PMC (2013-
2017)
Assistant Vice President/Treasury, PSI since 2013
Assistant Vice President/Treasury, PSS since 2013
Beth C. Wilson
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC
Clint L. Woods
Counsel, Vice President, and
Assistant Secretary
Des Moines, IA 50392
1961
Of Counsel (2017-2018)
Vice President (2016-2017)
Counsel (2015-2017)
Vice President, PLIC since 2015
Associate General Counsel, Governance Officer, and
Assistant Corporate Secretary, PLIC since 2013
Jared Yepsen
Assistant Tax Counsel
Des Moines, IA 50392
1981
Counsel, PGI since 2017
Counsel, PLIC since 2015
Senior Attorney, Transamerica Life Insurance
Company (2013-2015)

151
otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers these factors in evaluating the composition of the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.
The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Funds Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectus dated December 1, 2019, and the Statement of Additional Information
dated December 1, 2019. These documents may be obtained free of charge by writing Principal Funds, Inc., P.O. Box 8024, Boston, MA
02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.com/prospectuses.
PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the
SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission as of November 30 and May 31 each year as a part of Form N-PORT. The Fund’s Form N-PORT can be reviewed and copied at the Commission’s Public Reference Room in Washington,
D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.
STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
On June 1, 2019, a Liquidity Risk Management Program (the “Program”) was adopted by the Fund. The Board is expected to review the operation and effectiveness of the Program in June 2020.

152
BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved the annual review and renewal of the Management Agreement and various subadvisory agreements for all Funds.
Annual Review and Renewal of Management Agreement and Subadvisory Agreements
At its September 10, 2019 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Sub-advisory Agreements for all Funds.
Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PFI, as defined in the
1940 Act (the “Board”), annually to review and to consider the continuation of: (1) the Management Agreement between Principal Global
Investors, LLC (the “Manager”) and PFI, on behalf of each of the fifteen (15) series of PFI (each series is referred to as a “Fund”) (2) the
Sub-advisory Agreements between the Manager and each of BlackRock Financial Management, Inc.; BlackRock International Limited; BNP
Paribas Asset Management USA, Inc.; ClearBridge RARE infrastructure (North America) Pty Limited; Columbus Circle Investors; Credit
Suisse Asset Management, LLC; Delaware Investments Fund Advisers; Finisterre Capital LLP; Gotham Asset Management, LLC; Graham
Capital Management, L.P.; KLS Diversified Asset Management LP; Loomis, Sayles & Company, L.P.; Los Angeles Capital Management and
Equity Research, Inc.; Mellon Investments Corporation; Origin Asset Management LLP; Pictet Asset Management SA; Principal Real Estate
Investors, LLC; Sound Point Capital Management, LP; Spectrum Asset Management, Inc.; Symphony Asset Management LLC; Tortoise
Capital Advisors, L.L.C.; Wellington Management Company LLP; and York Registered Holdings, L.P.; (collectively, the “Subadvisors”).
The Management Agreement and the Subadvisory Agreements are collectively referred to as the “Advisory Agreements.”
The Board considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board reviewed a broad range of information requested for this purpose, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.
Management Agreement
The Board considered, among other factors, that the Manager, along with Principal Management Corporation, the previous investment advisor to the Funds that merged with and into the Manager on May 1, 2017, and its affiliates have demonstrated a long-term commitment to support the Funds, including undertakings to cap Fund expenses and/or waive management fees for certain Funds. In addition, the Board considered the following factors for each of the Funds. The Board concluded that a relationship with a capable and conscientious investment adviser is in the best interests of each Fund.
The Board considered the nature, quality and extent of the services provided under the Management Agreements, including accounting and administrative services, as applicable. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager.
The Board concluded that appropriate resources were provided under the Management Agreements.
The Board also considered that for certain Funds, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility to the sub-advisors. The Board noted that the Manager’s process for the selection of Sub-advisors emphasizes the selection of Principal-affiliated sub-advisors that are determined to be qualified under the Manager’s due diligence process, but that the Manager will select an unaffiliated sub advisor to manage all or a portion of a Fund’s investment portfolio when deemed necessary or appropriate based upon a consideration of the Fund’s investment mandate and available expertise and resources within the Principal organization. With respect to Funds with unaffiliated sub advisors, the Board considered the due diligence process developed by the Manager for purposes of selecting a qualified unaffiliated sub-advisor for a Fund. The Board considered the Manager’s due diligence process for monitoring and replacing Sub-
advisors and for monitoring the investment performance of the Manager. The Board also considered the compliance program established by the Manager for the Funds, the quality of that program and the Funds’ compliance history. The Board noted that they had reviewed and discussed information regarding the cost and quality of Fund portfolio transactions, including best execution and soft dollar reports and information regarding the research payment accounts for applicable Funds, and included this information in their consideration of the renewal of the Advisory Agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under each Management Agreement were satisfactory.
Investment Performance
The Board reviewed each Fund’s investment performance over longer-term periods, reviewing both the investment return during the three-
year period ended March 31, 2019 and the blended investment return (50%/50%) of the three- and five-year periods ended March 31, 2019, and compared those returns to various agreed-upon performance measures, including, for all Funds peer group data based upon a broad-
based, industry category determined by Broadridge (“Performance Universe”).

153
For Funds or Sub-advisors that did not have a three-year or five-year performance history, the Board reviewed performance for a one-year or three-year period ended March 31, 2019, respectively, if available. The Board also compared each Fund’s investment performance over the one-, three- and five-year periods ended March 31, 2019, as available, to one or more relevant benchmark indices. The Board noted that certain Funds had commenced operations recently and, accordingly, no or limited performance information was considered. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the Fund’s investment returns met acceptable levels of investment performance.
There were certain Funds, and certain Sub-advisors for multi-manager Funds, that had not attained during the relevant period(s) a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered other factors, such as the longer-
term performance of each such Fund or Sub-advisor, remedial efforts being taken to improve performance and/or the Manager’s explanation for the performance of such Fund or Sub advisor. The Board considered the Manager’s due diligence process for evaluating the performance of all Funds and all Sub-advisors, for which they received regular reporting, and concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Sub advisors at the appropriate time, if necessary.
Investment Management Fees
The Board considered each Fund’s management fee rate. For each Fund, the Board received certain information from Broadridge. The Board received information comparing each Fund’s (1) contractual management fee rate at current asset levels and at theoretical asset levels, (2) net management fee rate (after any fee waivers) at average fiscal-year asset levels, (3) actual non-management fee rate at average fiscal-year asset levels, and (4) total net expense ratio (including, as applicable, acquired fund fees and expenses and after any expense caps or fee waivers) at average fiscal-year asset levels for Class A shares, in each case as available, to investment advisory fee rates and expense ratios of funds in a peer group selected by Broadridge (“Expense Group”), and, if available, a broad-based, industry category defined by Broadridge (“Expense
Universe”). The Board considered that the Capital Securities fund does not pay a management fee.
For Funds that did not offer Class A shares or if Class A shares represented less than 5% of the Fund’s total assets, the information provided was based upon Institutional Class shares.
In evaluating the management fee rates, the Board considered a variety of factors, including the fee rates, breakpoints, comparisons to fee rates of peer group funds and other funds and non fund accounts managed by the Manager, sub-advisory fee rates paid, services provided, investment performance, total net expense ratios, profitability, the existence and sharing of economies of scale, fall-out benefits and expense caps and fee waivers. The Board considered the impact of changes in sub-advisory fee rates put into effect since September 2018.The Board considered that certain Funds with similar investment strategies and policies have different management fees and noted the reasons cited by the Manager for the differing fees. For most Funds, actual management fees were within the third quartile or better when compared to their
Expense Group. For some Funds, although actual management fees were higher than the third quartile, total net expense ratios were within the third quartile or better.
Profitability
The Board reviewed detailed information regarding revenues PGI received under the Management Agreements and the estimated direct and indirect costs incurred in providing to each Fund the services described in the applicable Management Agreements for the year ended
December 31, 2018. The Board also considered the returns on revenue generated in connection with the payment of sub-advisory fees to affiliated Sub-advisors (Columbus Circle Investors, Finisterre Capital LLP, Origin Asset Management LLP, Principal Real Estate Investors
LLC and Spectrum Asset Management, Inc.) and the aggregated return on revenue to PGI and its affiliates for the year ended December
31, 2018. The Board concluded that the management fee for each Fund was reasonable, taking into account the profitability information presented by the Manager.
Economies of Scale
The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale. The Board considered the Manager’s biennial breakpoint study that was received by the Board in March 2018 and the Manager’s representation that Funds are initially priced as though the Fund had reached scale, reflecting a sharing of economies of scale. The Board then reviewed the levels at which breakpoints occur, the incremental declines in management fee rates at each breakpoint and the amount of fee reductions that had been provided to shareholders as a result of these breakpoints. The Board considered cost saving passed along to the Funds as a result of certain expense caps and fee waivers. The Board considered whether the effective management fee rate for each Fund under the applicable Management Agreement is reasonable in relation to the asset size of such Fund. The Board also noted
management’s explanation of efficiencies in the Manager’s cost structure. The Board concluded that the fee schedule for each Fund, taking into account the proposed amendments described above, reflects an appropriate level of sharing of any economies of scale.
The Board also noted that the management fee schedules for the Bond Market Index Fund and International Equity Index Fund do not include breakpoints, but each such Fund has a relatively low management fee rate (25 basis points or less) on all Fund assets. Considering all relevant factors, including the level of the fee, the Board determined that no breakpoints were necessary at this time.

154
Other Benefits to Manager
The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates from their relationships with the Funds. The Board concluded that the incidental benefits received by the Manager and its affiliates were appropriate.
Special Circumstances
For certain Funds, in reaching the conclusion that the Management Agreement should be renewed, the Board included within their considerations certain actions previously taken by the Board.
Subadvisory Agreements
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under each Sub advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-advisor, the investment approach of the Sub-advisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund and the resources made available to such personnel. The
Board also considered the Sub-advisors’ compliance with investment policies and general legal compliance. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Sub-advisors to the sub-advised Funds under the Sub-
advisory Agreements are satisfactory.
With respect to each Sub-advisory Agreement for which management proposed an amendment that would result in a reduction in the sub-
advisory fee rate, the Board considered the Manager’s representation that the amendment would not reduce the nature, quality or extent of the services the Sub-advisor provides and that the Sub-advisor’s obligations under the Sub advisory Agreement would remain the same in all material respects.
Investment Performance
As to each sub-advised Fund, the Manager had advised the Board that the investment services delivered by each Sub-advisor to the Fund were reasonable. Based upon all relevant factors, the Board concluded that each Sub-advisor is qualified and that either: (1) the investment performance of the Sub-advisor met acceptable levels of investment performance; or (2) although the Fund experienced underperformance from the applicable Sub-advisor, based upon that Fund’s particular circumstances or in light of remedial efforts being taken to improve performance, as applicable, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Sub-advisory
Agreement. In each case involving underperformance, the Board concluded that the Manager was providing effective monitoring.
Fees, Economies of Scale and Profitability
For each sub-advised Fund, the Board considered the sub-advisory fee rates, noting that the Manager compensates each Sub-advisor from its own management fee, so that shareholders pay only the management fee. For each sub-advised Fund, the Board received certain information from Broadridge comparing each such Fund’s sub-advisory fee rate at current asset levels and at theoretical asset levels to sub-advisory fee rates of sub advised funds in the Expense Group and, if available, the Expense Universe. The Board considered that the Capital Securities
Fund does not receive a subadvisory fee.
The Board considered whether there are economies of scale with respect to the sub-advisory services provided to each sub-advised Fund and, if so, whether the sub-advisory fees reflect such economies of scale through breakpoints in fee schedules or whether the sub-advisory fee schedule is otherwise appropriate at current asset levels. In addition, in evaluating the sub advisory fee rates and the factor of profitability, with respect to unaffiliated Sub-advisors, the Board considered that the sub-advisory fee rate was negotiated at arm’s length between the
Manager and the Sub-advisor. The Board considered the profitability of the affiliated Sub advisors in conjunction with their review of the profitability of the Manager.
Other Benefits to Sub-advisors
The Board also considered the character and amount of other incidental benefits received by each Sub-advisor when evaluating the sub advisory fees. The Board considered as a part of this analysis each Sub-advisor’s brokerage practices, soft dollar practices and use of research payment accounts. The Board concluded that the incidental benefits received by each Sub advisor were appropriate.
Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement, including the fee rate payable thereunder, continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

155
Special Meeting of Shareholders
Principal Funds, Inc.
Held December 18, 2019
1. Approval of a Plan of Acquisition providing for the reorganization of the Global Opportunities Fund into the Diversified International
Fund.
For Against Abstain
Global Opportunities Fund 2,744,466.553 70,693.110 22,094.224

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
principalfunds.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal Funds.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal, Principal and symbol design, and Principal Financial Group are registered trademarks and services marks of Principal Financial Services, Inc., a Principal Financial Group company.
© 2020 Principal Financial Services, Inc. | FV674-10 | 02/2020 | 729338

Principal Capital Securities Fund
Class S Shares
Semiannual Report
February 29, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the report from the Fund or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive such reports electronically, you will not be affected by this change and you do not need to take any action. If you have not previously elected electronic delivery, you may elect to receive reports and other communications from the Fund electronically by visiting our website at www.principalfunds.com/edelivery for instructions on enrolling in eDelivery or calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your reports, you can inform the Fund by calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of reports. Your election to receive reports in paper will apply to all funds with the Fund complex or to the shares you own through your financial intermediary.

Rev. 01/2020
EE11865PFI-03
FACTS
WHAT DOES PRINCIPAL FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and income
• Assets and transaction history
• Account transactions and account balances
When you are no longer our customer, we continue to share your information as described in this notice
How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Principal Funds chooses to share; and whether you can limit this sharing.
REASONS WE CAN SHARE YOUR
PERSONAL INFORMATION
DOES PRINCIPAL
FUNDS SHARE?
CAN YOU LIMIT THIS
SHARING?
For our everyday business purposes —such as to
process your transactions, maintain your account(s),
respond to court orders and legal investigations, or
report to credit bureaus
Yes No
For our marketing purposes —to offer our products
and services to you
Yes No
For joint marketing with other financial companies No We don’t share
For our affiliates’ everyday business purposes —
information about your transactions and experiences
Yes No
For our affiliates’ everyday business purposes —
information about your creditworthiness
No We don’t share
For nonaffiliates to market to you No We don’t share
Questions?
Call 1-800-222-5852 or go to www.principalfunds.com/customer-support/contact-us

EE11865PFI-03 | 01/2020
Who we are
Who is providing this notice? Principal Funds includes Principal Funds, Inc., Principal Funds Distributor,
Inc., and Principal Diversified Select Real Asset Fund.
What we do
How does Principal Funds
protect my personal
information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Principal
Funds collect my personal
information?
We collect your personal information, for example, when you
• Open an account or seek advice about your investments
• Direct us to buy securities or make deposits, or withdrawals from your account
• Give us your contact information or show your government issued ID
We also collect your personal information from others, such as affiliates, or other companies.
Why can’t I limit all
sharing?
Federal law gives you the right to limit only
• sharing for affiliates’ everyday business purposes—information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates Companies related by common ownership or control. They can be financial and nonfinancial companies.
• Our affiliates include companies of Principal Financial Group
®
Nonaffiliates Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• Principal Funds does not share with nonaffiliates so they can market to you.
Joint marketing A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• Principal Funds does not jointly market.
Other important information
This Privacy Notice governs information that you provide to Principal (or that we otherwise receive) when you apply for or receive a product or service used primarily for personal, family or household purposes.
We may collect additional information depending on the nature of your relationship with Principal or if you interact with us through our website or other digital technologies. Details about how we protect and use this additional information, including information about your privacy rights under California law such as the
California Consumer Privacy Act, are available online at www.principal.com/privacy-policies .
If you do not have access to www.principal.com/privacy-policies, please contact us at 1-800-986-3343 to have a copy mailed to you.

Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Financial Statements 1
Notes to Financial Statements 4
Schedule of Investments 10
Financial Highlights (includes performance information) 16
Shareholder Expense Example 18
Supplemental Information 19

Statement of Assets and Liabilities
Principal Funds, Inc.
February 29, 2020 (unaudited)
1
See accompanying notes.
Amounts in thousands, except per share amounts Capital Securities Fund
Investment in securities--at cost ......................................................................................................................
$ 671,798
Investment in affiliated Funds--at cost ...............................................................................................................
$ 36,599
Assets
Investment in securities--at value  ...................................................................................................................... $ 699,569
(a)
Investment in affiliated Funds--at value ................................................................................................................ 36,599
Receivables:
Dividends and interest ............................................................................................................................. 10,864
Expense reimbursement from Manager ........................................................................................................... 31
Fund shares sold ................................................................................................................................... 8,069
Total Assets   755,132
Liabilities
Accrued transfer agent fees ............................................................................................................................. 39
Accrued professional fees ............................................................................................................................... 26
Accrued other expenses ................................................................................................................................. 4
Cash overdraft ........................................................................................................................................... 1
Payables:
Fund shares redeemed ............................................................................................................................. 2,104
Collateral obligation on securities loaned, at value ..................................................................................................... 2,298
Total Liabilities
4,472
Net Assets Applicable to Outstanding Shares ........................................................................................................
$ 750,660
Net Assets Consist of:
Capital shares and additional paid-in-capital ........................................................................................................... $ 730,441
Total distributable earnings (accumulated loss) .........................................................................................................
20,219
Total Net Assets
$ 750,660
Capital Stock (par value: $.01 per share):
Shares authorized ........................................................................................................................................ 500,000
Net Asset Value Per Share:
Class S : Net Assets ...................................................................................................................................... $ 750,660
Shares Issued and Outstanding .................................................................................................................... 72,524
Net Asset Value per share .........................................................................................................................
$ 10 .35
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statement of Operations
Principal Funds, Inc.
Six Months Ended February 29, 2020 (unaudited)
2
See accompanying notes.
Amounts in thousands
Capital Securities
Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ...................................................................................................................... $ 168
Dividends .............................................................................................................................................. (811)
Interest ................................................................................................................................................. 17,378
Securities lending - net ................................................................................................................................
31
Total Income 16,766
Expenses:
Registration fees - Class S ............................................................................................................................ 13
Shareholder reports - Class S ......................................................................................................................... 4
Transfer agent fees - Class S .......................................................................................................................... 126
Custodian fees ......................................................................................................................................... 4
Directors' expenses .................................................................................................................................... 6
Professional fees ...................................................................................................................................... 18
Other expenses ........................................................................................................................................ 3
Total Gross Expenses 174
Less: Reimbursement from Manager - Class S ....................................................................................................... 174
Total Net Expenses –
Net Investment Income (Loss) 16,766
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ............................................................................................................................... 952
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................................................................ 12,765
Net Realized and Unrealized Gain (Loss) on investments 13,717
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 30,483

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
3
See accompanying notes.
Amounts in thousands Capital Securities Fund
Period Ended
February 29, 2020
Year Ended
August 31, 2019
Operations
Net investment income (loss) ....................................................................................................... $ 16,766 $ 33,282
Net realized gain (loss) on investments ............................................................................................. 952 (2,808)
Net change in unrealized appreciation/depreciation of investments ................................................................
12,765 17,274
Net Increase (Decrease) in Net Assets Resulting from Operations 30,483 47,748
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (19,635) (32,876)
Total Dividends and Distributions (19,635) (32,876)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
91,380 89,114
Total Increase (Decrease) in Net Assets 102,228 103,986
Net Assets
Beginning of period .................................................................................................................
648,432 544,446
End of period .......................................................................................................................
$ 750,660 $ 648,432
Class S
Capital Share Transactions:
Period Ended February 29, 2020
Dollars:
Sold ........................................................................................................... $ 155,834
Reinvested ...................................................................................................... 12,449
Redeemed .......................................................................................................
(76,903)
Net Increase (Decrease) .............................................................................................
$ 91,380
Shares:
Sold ........................................................................................................... 14,990
Reinvested ...................................................................................................... 1,201
Redeemed .......................................................................................................
(7,416)
Net Increase (Decrease) .............................................................................................
8,775
Year Ended August 31, 2019
Dollars:
Sold ........................................................................................................... $ 225,728
Reinvested ...................................................................................................... 21,352
Redeemed .......................................................................................................
(157,966)
Net Increase (Decrease) .............................................................................................
$ 89,114
Shares:
Sold ........................................................................................................... 23,051
Reinvested ...................................................................................................... 2,184
Redeemed .......................................................................................................
(16,226)
Net Increase (Decrease) .............................................................................................
9,009
Dividends and Distributions to Shareholders:
Period Ended February 29, 2020
From net investment income and net realized gain on investments ............................................................... $ (19,635)
Total Dividends and Distributions
$ (19,635)
Year Ended August 31, 2019
From net investment income and net realized gain on investments ............................................................... $ (32,876)
Total Dividends and Distributions
$ (32,876)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
4
1. Organization
Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Capital Securities Fund (the
“fund”) are presented herein.
The fund is an investment company and applies specialized accounting and reporting under Accounting Standards Codification (“ASC”)
Topic 946, Financial Services - Investment Companies . The fund has not provided financial support, and is not contractually required to provide financial support to any investee.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation. The fund may invest in the Institutional shares of Principal Government Money Market Fund (“Underlying Fund”),
another series the Fund. Investments in the Underlying Fund are valued at the closing net asset value per share of the Underlying Fund on the day of valuation.
The fund values securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Global Investors, LLC (the “Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.
Income and Investment Transactions. The fund records investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments.
The fund records dividend income on the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities.
Expenses. Expenses directly attributed to the fund are charged to the fund. Other Fund expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.
In addition to the expenses that the fund bears directly, the fund may indirectly bear a pro rata share of the fees and expenses of the Underlying
Fund in which it invests. Expenses included in the statement of operations reflect the expenses of the fund and do not include any expenses associated with the Underlying Fund.
Distributions to Shareholders. Dividends and distributions to shareholders of the fund are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for losses deferred due to wash sales and certain preferred securities, and utilization of earnings and profits distributed to shareholders on redemption of shares. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because the fund intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether it is
“more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
5
position. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year. During the period ended February 29, 2020 , the fund did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years 2016 – 2018.
Foreign Taxes. The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income. This amount is shown as withholding tax on the statement of operations.
Recent Accounting Pronouncements. In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update
(“ASU”) No. 2018-13 Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair
Value Measurement , which amends and eliminates certain disclosure requirements for fair value as part of its framework project. The ASU is effective for annual and interim periods beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of August 31, 2019, the fund has adopted the removal and modification of disclosures.
In March 2017, the Financial Accounting Standards Board issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt
Securities , which amends the accounting standards to shorten the amortization period of certain purchased callable debt securities to the earliest call date. The ASU is effective for annual and interim periods beginning after December 15, 2018. The fund has adopted the new amendment as of September 1, 2019. The adoption of the ASU resulted in a cumulative effective adjustment to components within total distributable earnings (accumulated loss) on the statement of assets and liabilities as of the beginning of the fiscal year. This cumulative effective adjustment did not impact the fund’s net assets.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the fund and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the fund to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month London Interbank Offered Rate (“LIBOR”) rate plus 1.00%). The interest income received is included in interest income on the statement of operations. The interest expense associated with this borrowing is included in other expenses on the statement of operations. The fund did not borrow from the Facility during the period and there were no outstanding loans as of February 29, 2020 .
During the period ended February 29, 2020, the fund’s lending to the Facility was as follows (amounts in thousands):
In addition, the fund participates with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank, which allows the participants to borrow up to $100 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of 0.15% on the amount of the line of credit which is allocated to each participating fund based on average net assets. The interest expense associated with these borrowings is included in other expenses on the statement of operations. There were no outstanding borrowings against the line of credit as of February 29, 2020 .
During the period ended February 29, 2020, the fund’s borrowing against the line of credit was as follows (amounts in thousands):
Contingent Convertible Securities. The fund invests in contingent convertible securities (“CoCos”). CoCos are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain “triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments
Average Daily
Amount Loaned
Weighted Average
Annual Interest Rate
Capital Securities Fund $ 193 2.16%
Average Daily
Borrowing Balance
Weighted Average
Annual Interest Rate
Capital Securities Fund $ 10 3.46%
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
6
can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default.
To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Securities Lending. To earn additional income, the fund may lend portfolio securities to approved brokerage firms. The fund receives collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The cash collateral received is usually invested in a SEC-registered money market mutual fund and the fund could realize a loss on such investments. Further, the fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Security lending income, net of related fees, is shown on the statement of operations. As of February 29, 2020 , the fund had securities on loan as follows (amounts in thousands):
4. Fair Valuation
Fair value is defined as the price that the fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the fund may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the fund. Unobservable inputs are inputs that reflect the fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in
Level 1 includes listed equities and listed derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.
Level 3 – Significant unobservable inputs (including the fund’s assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination
Market Value Collateral Value
Capital Securities Fund $ 2,138 $ 2,298
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
7
of fair value requires more judgment. Accordingly, the degree of judgment exercised by the fund in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The fund uses prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using indicative quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-
dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).
Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the
Fund’s Board of Directors. The Manager has established a valuation committee (“Valuation Committee”) of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets at least monthly and reports directly to the Board of Directors. A pricing group (the “Pricing
Group”), who reports to the Valuation Committee relies on the established pricing policies to determine fair valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.
The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the fund (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of February 29, 2020 in valuing the fund’s securities carried at value (amounts in thousands):
*For additional detail regarding sector classifications, please see the schedule of investments
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Capital Securities Fund
Bonds* $ — $ 662,242 $ — $ 662,242
Investment Companies 38,897 — — 38,897
Preferred Stocks
Communications 2,927 7,329 — 10,256
Energy 3,892 — — 3,892
Financial 13,052 — — 13,052
Government 1,701 5,202 — 6,903
Utilities 926 — — 926
Total investments in securities $ 61,395 $ 674,773 $ — $ 736,168
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
8
5. Management Agreement and Transactions with Affiliates
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for the fund. The reductions and reimbursements are in amounts that maintain total operating expenses at 0.00%. The limit is expressed as a percentage of average daily net assets on an annualized basis during the reporting period. It is expected that the expense limit will continue permanently. There is no management fee charged by the fund.
The fund is an integral part of “wrap-fee” programs, including those sponsored by registered investment advisors and broker-dealers unaffiliated with the fund. Participants in these programs pay a “wrap” fee to the wrap-fee program’s sponsor.
Amounts owed to the fund under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as an expense reimbursement from Manager and are settled periodically.
Chief Compliance Officer Expense . The fund pays certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated based on the relative net assets of each fund and is shown on the statement of operations.
6. Investment Transactions
For the period ended February 29, 2020, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the fund was as follows (amounts in thousands):
7. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended February 29, 2020 and August
31, 2019 were as follows (amounts in thousands):
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of August 31, 2019, the components of distributable earnings/(deficit) on a federal tax basis were as follows
(amounts in thousands):
*Represents book-to-tax accounting differences related to contingent convertible bonds and perpetual bonds.
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the fund. As of August 31, 2019, the fund had approximate net capital loss carryforwards as follows (amounts in thousands):
Capital losses will be carried forward with no expiration and with the character of the loss retained. For the year ended August 31, 2019 , the fund did not utilize any capital loss carryforwards.
Reclassification of Capital Accounts. The fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting.
Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the fund’s distributions may be shown in the accompanying statement of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended August 31,
2019, the fund recorded reclassifications as follows (amounts in thousands):
Purchases Sales
Capital Securities Fund $ 87,187 $ 28,614
Ordinary Income
2020 2019
Capital Securities Fund $ 19,635 $ 32,876
Undistributed
Ordinary
Income
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other Temporary
Differences
*
Total Accumulated
Earnings (Deficit)
Capital Securities Fund $ 325 $ (3,489) $ 7,432 $ 5,103 $ 9,371
Short-Term Long-Term Total
Capital Securities Fund $ 377 $ 3,112 $ 3,489
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Capital Securities Fund $ (21) $ 21

Notes to Financial Statements
Principal Funds, Inc.
February 29, 2020 (unaudited)
9
Federal Income Tax Basis. At February 29, 2020, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund were as follows (amounts in thousands):
8. Other Matters
As of the date these financial statements were available to be issued, the outbreak of the novel coronavirus (“COVID-19”) in many countries continues to adversely impact global commercial activity and has contributed to significant volatility in financial markets. The global impact of the outbreak has been rapidly evolving and many countries have reacted by instituting quarantines and restriction on travel. Such measures, as well as the general uncertainty surrounding the dangers and impact of COVID-19, are creating significant disruption in supply chains and economic activity. As COVID-19 continues to spread, the potential impacts, including a global, regional or other economic recession, are increasingly difficult to assess. These events, or fear of such an event, present material uncertainty and risk with respect to the fund’s performance and financial results.
9. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements.  There were no items requiring adjustment of the financial statements or additional disclosure.
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Capital Securities Fund $ 35,264 $ (7,895) $ 27,369 $ 708,799
7. Federal Tax Information (continued)

Schedule of Investments
Capital Securities Fund
February 29, 2020 (unaudited)
See accompanying notes.
10
INVESTMENT COMPANIES - 5.18% Shares Held Value (000's)
Money Market Funds - 5.18%
BlackRock Liquidity FedFund 1.48%
(a),(b)
2,297,950 $ 2,298
Principal Government Money Market Fund
1.43%
(a),(c)
36,598,658 36,599
$ 38,897
TOTAL INVESTMENT COMPANIES $ 38,897
PREFERRED STOCKS - 4.67% Shares Held Value (000's)
Banks - 1.03%
Fifth Third Bancorp 6.63%, 12/31/2023
(d)
88,310 $ 2,384
3 Month USD LIBOR + 3.71%
First Republic Bank/CA 5.13%, 06/30/2022
(d),(e)
45,549 1,164
Huntington Bancshares Inc/OH 6.25%,
04/15/2021
(d)
74,177 1,909
KeyCorp 6.13%, 12/15/2026
(d)
33,943 907
3 Month USD LIBOR + 3.89%
Valley National Bancorp 6.25%, 06/30/2025
(d)
29,080 755
3 Month USD LIBOR + 3.85%
Webster Financial Corp 5.25%, 12/15/2022
(d)
24,861 623
$ 7,742
Diversified Financial Services - 0.17%
Capital One Financial Corp 5.00%, 12/01/2024
(d)
50,000 1,233
Electric - 0.12%
Southern Co/The 0.00%, 01/30/2080
(f)
37,500 926
Insurance - 0.37%
Equitable Holdings Inc 5.25%, 12/15/2024
(d)
40,265 1,007
MetLife Inc 0.00%, 03/15/2025
(d),(f)
40,000 983
Voya Financial Inc 5.35%, 09/15/2029
(d)
30,000 781
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
$ 2,771
Pipelines - 0.52%
Enbridge Inc 6.38%, 04/15/2078 153,468 3,892
3 Month USD LIBOR + 3.59%
REITs - 0.17%
Kimco Realty Corp 5.25%, 12/20/2022
(d)
14,318 366
Public Storage 4.88%, 09/12/2024
(d),(e)
37,045 940
$ 1,306
Sovereign - 0.92%
CoBank ACB 6.13%, 07/01/2020
(d)
6,000 623
CoBank ACB 6.20%, 01/01/2025
(d)
10,000 1,078
3 Month USD LIBOR + 3.74%
CoBank ACB 6.25%, 10/01/2022
(d)
38,800 4,132
3 Month USD LIBOR + 4.56%
Farm Credit Bank of Texas 6.75%, 09/15/2023
(d),(g)
10,000 1,070
3 Month USD LIBOR + 4.01%
$ 6,903
Telecommunications - 1.37%
AT&T Inc 0.00%, 02/18/2025
(d),(f)
120,000 2,927
Centaur Funding Corp 9.08%, 04/21/2020
(g)
7,329 7,329
$ 10,256
TOTAL PREFERRED STOCKS $ 35,029
BONDS - 88.22%
Principal
Amount (000's) Value (000's)
Automobile Manufacturers - 0.82%
General Motors Financial Co Inc
5.75%, 12/31/2049
(d),(h)
$ 6,300 $ 6,174
3 Month USD LIBOR + 3.60%
Banks - 45.41%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 12/31/2049
(d),(g),(h)
1,900 2,142
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
6.50%, 12/31/2049
(d),(h)
6,400 6,663
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.19%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp
6.25%, 12/31/2049
(d),(h)
$ 2,000 $ 2,197
3 Month USD LIBOR + 3.71%
6.30%, 12/31/2049
(d),(h)
2,000 2,257
3 Month USD LIBOR + 4.55%
6.50%, 12/31/2049
(d),(h)
3,000 3,311
3 Month USD LIBOR + 4.17%
Bank of New York Mellon Corp/The
4.62%, 12/31/2099
(d),(h)
14,000 14,595
3 Month USD LIBOR + 3.13%
4.95%, 12/31/2049
(d),(h)
8,100 8,120
3 Month USD LIBOR + 3.42%
Barclays Bank PLC
6.28%, 12/31/2049
(d),(h)
5,450 6,376
3 Month USD LIBOR + 1.55%
10.18%, 06/12/2021
(g)
3,000 3,307
10.18%, 06/12/2021 900 992
BNP Paribas SA
4.50%, 12/31/2049
(d),(g),(h)
3,000 2,839
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
6.63%, 12/31/2049
(d),(h)
800 858
USD Swap Rate NY 5 Year + 4.15%
7.20%, 12/31/2049
(d),(g),(h)
1,300 1,443
3 Month USD LIBOR + 1.29%
7.37%, 12/31/2049
(d),(g),(h)
1,103 1,249
USD Swap Semi-Annual 5 Year + 5.15%
7.63%, 12/31/2049
(d),(g),(h)
1,000 1,036
USD Swap Semi-Annual 5 Year + 6.31%
7.63%, 12/31/2049
(d),(h)
4,800 4,974
USD Swap Semi-Annual 5 Year + 6.31%
Citigroup Inc
4.70%, 12/31/2049
(d),(h)
1,000 989
United States Secured Overnight Financing
Rate + 3.23%
5.95%, 12/31/2049
(d),(h)
1,000 1,015
3 Month USD LIBOR + 4.10%
6.13%, 12/31/2049
(d),(h)
6,000 6,028
3 Month USD LIBOR + 4.48%
6.25%, 12/31/2049
(d),(h)
1,500 1,695
3 Month USD LIBOR + 4.52%
Citizens Financial Group Inc
5.50%, 12/31/2049
(d),(h)
5,490 5,463
3 Month USD LIBOR + 3.96%
6.00%, 12/31/2049
(d),(h)
3,184 3,232
3 Month USD LIBOR + 3.00%
6.38%, 12/31/2049
(d),(h)
3,500 3,749
3 Month USD LIBOR + 3.16%
Commerzbank AG
8.13%, 09/19/2023
(g)
500 584
Corestates Capital III
2.26%, 02/15/2027
(g)
22,771 21,632
3 Month USD LIBOR + 0.57%
Credit Agricole SA
7.88%, 12/31/2049
(d),(h)
1,600 1,772
USD Swap Semi-Annual 5 Year + 4.90%
8.13%, 12/31/2049
(d),(g),(h)
2,232 2,635
USD Swap Semi-Annual 5 Year + 6.19%
Credit Suisse AG
6.50%, 08/08/2023 600 671
Credit Suisse Group AG
6.25%, 12/31/2049
(d),(g),(h)
5,490 5,908
USD Swap Semi-Annual 5 Year + 3.46%
6.38%, 12/31/2099
(d),(g),(h)
5,000 5,344
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%
7.50%, 12/31/2049
(d),(g),(h)
6,250 6,915
USD Swap Semi-Annual 5 Year + 4.60%

Schedule of Investments
Capital Securities Fund
February 29, 2020 (unaudited)
See accompanying notes.
11
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Danske Bank A/S
6.13%, 12/31/2099
(d),(h)
$ 6,600 $ 6,757
USD Swap Semi-Annual 7 Year + 3.90%
Dresdner Funding Trust I
8.15%, 06/30/2031
(g)
400 554
Goldman Sachs Group Inc/The
5.38%, 12/31/2049
(d),(h)
2,000 2,004
3 Month USD LIBOR + 3.92%
5.50%, 12/31/2049
(d),(e),(h)
2,000 2,100
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
HSBC Capital Funding Dollar 1 LP
10.18%, 12/31/2049
(d),(g),(h)
1,700 2,737
3 Month USD LIBOR + 4.98%
10.18%, 12/31/2049
(d),(h)
4,400 7,084
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
6.00%, 12/31/2099
(d),(h)
3,000 3,120
USD Swap Rate NY 5 Year + 3.75%
6.38%, 12/31/2049
(d),(h)
1,300 1,354
USD Swap Rate NY 5 Year + 3.71%
6.50%, 12/31/2099
(d),(h)
500 541
USD Swap Rate NY 5 Year + 3.61%
6.87%, 12/31/2049
(d),(h)
6,900 7,124
USD Swap Rate NY 5 Year + 5.51%
Huntington Capital II
2.52%, 06/15/2028 2,400 2,184
3 Month USD LIBOR + 0.63%
ING Groep NV
5.75%, 12/31/2049
(d),(h)
7,000 7,303
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
6.50%, 12/31/2049
(d),(h)
500 531
USD Swap Semi-Annual 5 Year + 4.45%
JPMorgan Chase & Co
4.60%, 12/31/2099
(d),(h)
4,900 4,905
United States Secured Overnight Financing
Rate + 3.13%
5.30%, 12/31/2099
(d),(h)
5,000 5,023
3 Month USD LIBOR + 3.80%
6.75%, 12/31/2049
(d),(h)
2,000 2,237
3 Month USD LIBOR + 3.78%
KeyCorp
5.00%, 12/31/2049
(d),(h)
4,000 4,160
3 Month USD LIBOR + 3.61%
KeyCorp Capital I
2.65%, 07/01/2028 2,000 1,860
3 Month USD LIBOR + 0.74%
KeyCorp Capital III
7.75%, 07/15/2029 1,500 2,026
Lloyds Bank PLC
12.00%, 12/31/2049
(d),(g),(h)
3,100 3,735
3 Month USD LIBOR + 11.76%
12.00%, 12/31/2049
(d),(h)
5,500 6,627
3 Month USD LIBOR + 11.76%
Lloyds Banking Group PLC
6.41%, 12/31/2049
(d),(g),(h)
1,200 1,429
3 Month USD LIBOR + 1.50%
7.50%, 12/31/2049
(d),(h)
4,300 4,671
USD Swap Semi-Annual 5 Year + 4.76%
7.50%, 12/31/2049
(d),(h)
6,600 7,338
USD Swap Semi-Annual 5 Year + 4.50%
M&T Bank Corp
5.12%, 12/31/2049
(d),(h)
4,000 4,290
3 Month USD LIBOR + 3.52%
6.45%, 12/31/2049
(d),(h)
1,300 1,428
3 Month USD LIBOR + 3.61%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Nordea Bank Abp
6.13%, 12/31/2049
(d),(g),(h)
$ 4,300 $ 4,561
USD Swap Semi-Annual 5 Year + 3.39%
6.63%, 12/31/2099
(d),(g),(h)
13,400 14,840
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
Northern Trust Corp
4.60%, 12/31/2049
(d),(h)
9,015 9,767
3 Month USD LIBOR + 3.20%
NTC Capital I
2.35%, 01/15/2027 1,250 1,187
3 Month USD LIBOR + 0.52%
NTC Capital II
2.42%, 04/15/2027 1,200 1,140
3 Month USD LIBOR + 0.59%
PNC Capital Trust C
2.48%, 06/01/2028 3,000 2,878
3 Month USD LIBOR + 0.57%
RBS Capital Trust II
6.43%, 12/31/2049
(d),(h)
600 858
3 Month USD LIBOR + 1.94%
Royal Bank of Scotland Group PLC
4.26%, 12/31/2049
(d)
1,000 992
3 Month USD LIBOR + 2.32%
7.50%, 12/31/2049
(d),(h)
6,896 6,961
USD Swap Semi-Annual 5 Year + 5.80%
7.65%, 12/31/2049
(d),(h)
1,800 2,625
3 Month USD LIBOR + 2.50%
8.00%, 12/31/2049
(d),(h)
1,000 1,140
USD Swap Semi-Annual 5 Year + 5.72%
Skandinaviska Enskilda Banken AB
5.63%, 12/31/2049
(d),(h)
200 205
USD Swap Semi-Annual 5 Year + 3.49%
Societe Generale SA
7.38%, 12/31/2049
(d),(g),(h)
2,000 2,178
USD Swap Semi-Annual 5 Year + 4.30%
7.38%, 12/31/2049
(d),(g),(h)
5,000 5,228
USD Swap Semi-Annual 5 Year + 6.24%
8.00%, 12/31/2049
(d),(g),(h)
3,500 4,064
USD Swap Rate NY 5 Year + 5.87%
Standard Chartered PLC
6.50%, 12/31/2049
(d),(h)
1,500 1,501
USD Swap Semi-Annual 5 Year + 4.89%
7.01%, 12/31/2049
(d),(g),(h)
7,800 9,588
3 Month USD LIBOR + 1.46%
7.50%, 12/31/2049
(d),(g),(h)
1,300 1,359
USD Swap Semi-Annual 5 Year + 6.30%
7.75%, 12/31/2049
(d),(g),(h)
1,000 1,078
USD Swap Semi-Annual 5 Year + 5.72%
Swedbank AB
6.00%, 12/31/2049
(d),(h)
4,400 4,538
USD Swap Semi-Annual 5 Year + 4.11%
Truist Bank
2.36%, 05/15/2027 4,500 4,264
3 Month USD LIBOR + 0.67%
2.54%, 03/15/2028 2,000 1,885
3 Month USD LIBOR + 0.65%
Truist Financial Corp
4.80%, 12/31/2099
(d),(h)
21,200 21,355
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
UBS Group AG
6.88%, 12/31/2049
(d),(h)
9,200 10,040
USD Swap Semi-Annual 5 Year + 4.59%
7.00%, 12/31/2049
(d),(g),(h)
1,400 1,493
USD Swap Semi-Annual 5 Year + 4.34%

Schedule of Investments
Capital Securities Fund
February 29, 2020 (unaudited)
See accompanying notes.
12
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
US Bancorp
5.12%, 12/31/2049
(d),(h)
$ 2,000 $ 2,056
3 Month USD LIBOR + 3.49%
$ 340,894
Diversified Financial Services - 2.76%
American Express Co
4.90%, 12/31/2049
(d),(h)
4,500 4,482
3 Month USD LIBOR + 3.29%
Capital One Financial Corp
5.55%, 12/31/2049
(d),(h)
4,000 3,982
3 Month USD LIBOR + 3.80%
Charles Schwab Corp/The
7.00%, 12/31/2049
(d),(h)
5,813 6,260
3 Month USD LIBOR + 4.82%
Depository Trust & Clearing Corp/The
4.88%, 12/31/2049
(d),(g),(h)
6,000 5,985
3 Month USD LIBOR + 3.17%
$ 20,709
Electric - 5.10%
Dominion Energy Inc
4.65%, 12/31/2099
(d),(h)
8,500 8,782
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
5.75%, 10/01/2054
(h)
6,775 7,296
3 Month USD LIBOR + 3.06%
Duke Energy Corp
4.88%, 12/31/2099
(d),(h)
2,650 2,732
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
Emera Inc
6.75%, 06/15/2076
(h)
10,000 11,591
3 Month USD LIBOR + 5.44%
Enel SpA
8.75%, 09/24/2073
(g),(h)
1,700 1,976
USD Swap Semi-Annual 5 Year + 5.88%
National Rural Utilities Cooperative Finance Corp
5.25%, 04/20/2046
(h)
700 781
3 Month USD LIBOR + 3.63%
NextEra Energy Capital Holdings Inc
3.98%, 10/01/2066 4,500 4,298
3 Month USD LIBOR + 2.07%
4.02%, 06/15/2067 580 567
3 Month USD LIBOR + 2.13%
4.80%, 12/01/2077
(h)
250 268
3 Month USD LIBOR + 2.41%
$ 38,291
Food - 0.63%
Dairy Farmers of America Inc
7.13%, 12/31/2049
(d),(g)
5,000 4,700
Gas - 1.25%
NiSource Inc
5.65%, 12/31/2049
(d),(h)
9,195 9,379
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.84%
Insurance - 25.47%
ACE Capital Trust II
9.70%, 04/01/2030 2,570 3,855
Allstate Corp/The
5.75%, 08/15/2053
(h)
9,900 10,692
3 Month USD LIBOR + 2.94%
American International Group Inc
5.75%, 04/01/2048
(h)
13,077 14,466
3 Month USD LIBOR + 2.87%
8.18%, 05/15/2068
(h)
6,700 9,145
3 Month USD LIBOR + 4.20%
Aon Corp
8.21%, 01/01/2027 1,000 1,292
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Argentum Netherlands BV for Zurich Insurance
Co Ltd
5.13%, 06/01/2048
(h)
$ 2,000 $ 2,235
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
AXA SA
6.38%, 12/31/2049
(d),(g),(h)
2,800 3,710
3 Month USD LIBOR + 2.26%
8.60%, 12/15/2030 2,400 3,549
Cloverie PLC for Zurich Insurance Co Ltd
5.63%, 06/24/2046
(h)
12,100 13,700
3 Month USD LIBOR + 4.92%
Everest Reinsurance Holdings Inc
4.08%, 05/01/2067 1,600 1,560
3 Month USD LIBOR + 2.39%
Hartford Financial Services Group Inc/The
3.82%, 02/12/2067
(g)
2,800 2,660
3 Month USD LIBOR + 2.13%
Legal & General Group PLC
5.25%, 03/21/2047
(h)
4,700 5,053
USD Swap Semi-Annual 5 Year + 3.69%
Liberty Mutual Group Inc
7.80%, 03/07/2087
(g)
6,100 7,899
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(g)
1,100 1,871
Lincoln National Corp
3.86%, 04/20/2067 4,200 3,507
3 Month USD LIBOR + 2.04%
Meiji Yasuda Life Insurance Co
5.10%, 04/26/2048
(g),(h)
1,300 1,491
USD Swap Rate NY 5 Year + 3.15%
5.20%, 10/20/2045
(g),(h)
1,000 1,122
USD Swap Semi-Annual 5 Year + 4.23%
MetLife Capital Trust IV
7.88%, 12/15/2067
(g)
1,800 2,421
MetLife Inc
5.25%, 12/31/2049
(d),(h)
3,500 3,496
3 Month USD LIBOR + 3.58%
6.40%, 12/15/2066 700 865
3 Month USD LIBOR + 2.21%
9.25%, 04/08/2068
(g)
4,200 6,258
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069
(h)
4,300 7,160
3 Month USD LIBOR + 7.55%
Mitsui Sumitomo Insurance Co Ltd
7.00%, 03/15/2072
(g),(h)
3,600 3,933
3 Month USD LIBOR + 5.90%
7.00%, 03/15/2072
(h)
2,500 2,731
3 Month USD LIBOR + 5.90%
Nationwide Financial Services Inc
6.75%, 05/15/2087 500 613
Nippon Life Insurance Co
5.00%, 10/18/2042
(g),(h)
1,525 1,622
3 Month USD LIBOR + 4.24%
5.10%, 10/16/2044
(h)
785 856
USD Swap Rate NY 5 Year + 3.65%
Progressive Corp/The
5.38%, 12/31/2049
(d),(h)
11,200 11,788
3 Month USD LIBOR + 2.54%
Prudential Financial Inc
5.63%, 06/15/2043
(h)
9,380 9,870
3 Month USD LIBOR + 3.92%
5.88%, 09/15/2042
(h)
11,000 11,681
3 Month USD LIBOR + 4.18%
Reinsurance Group of America Inc
4.56%, 12/15/2065 1,200 1,152
3 Month USD LIBOR + 2.67%

Schedule of Investments
Capital Securities Fund
February 29, 2020 (unaudited)
See accompanying notes.
13
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Sumitomo Life Insurance Co
6.50%, 09/20/2073
(g),(h)
$ 3,000 $ 3,375
3 Month USD LIBOR + 4.44%
Swiss Re Finance Luxembourg SA
5.00%, 04/02/2049
(g),(h)
17,400 19,688
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
Voya Financial Inc
4.70%, 01/23/2048
(h)
3,300 3,302
3 Month USD LIBOR + 2.08%
5.65%, 05/15/2053
(h)
10,800 11,545
3 Month USD LIBOR + 3.58%
6.13%, 12/31/2049
(d),(h)
1,000 1,034
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
$ 191,197
Pipelines - 5.56%
Enbridge Inc
6.00%, 01/15/2077
(h)
500 519
3 Month USD LIBOR + 3.89%
6.25%, 03/01/2078
(h)
7,000 7,350
3 Month USD LIBOR + 3.64%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(h)
14,512 14,730
3 Month USD LIBOR + 3.03%
Transcanada Trust
5.50%, 09/15/2079
(h)
12,500 13,175
3 Month USD LIBOR + 4.15%
5.63%, 05/20/2075
(h)
1,600 1,636
3 Month USD LIBOR + 3.53%
5.87%, 08/15/2076
(h)
4,000 4,300
3 Month USD LIBOR + 4.64%
$ 41,710
Sovereign - 0.28%
CoBank ACB
6.25%, 12/31/2049
(d),(h)
1,000 1,070
3 Month USD LIBOR + 4.66%
Farm Credit Bank of Texas
6.20%, 12/31/2049
(d),(g),(h)
1,000 1,071
3 Month USD LIBOR + 3.22%
$ 2,141
Telecommunications - 0.22%
Koninklijke KPN NV
7.00%, 03/28/2073
(h)
1,000 1,070
USD Swap Semi-Annual 10 Year + 5.21%
Vodafone Group PLC
7.00%, 04/04/2079
(h)
500 577
USD Swap Semi-Annual 5 Year + 4.87%
$ 1,647
Transportation - 0.72%
BNSF Funding Trust I
6.61%, 12/15/2055
(h)
5,000 5,400
3 Month USD LIBOR + 2.35%
TOTAL BONDS $ 662,242
Total Investments $ 736,168
Other Assets and Liabilities -  1.93% 14,492
TOTAL NET ASSETS - 100.00% $ 750,660
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,298 or
0.31% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(d) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(e) Security or a portion of the security was on loan at the end of the period.
(f) Non-income producing security
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $186,059 or 24.79% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
Portfolio Summary  (unaudited)
Sector Percent
Financial 75.38%
Utilities 6.47%
Energy 6.08%
Money Market Funds 5.18%
Communications 1.59%
Government 1.20%
Consumer, Cyclical 0.82%
Industrial 0.72%
Consumer, Non-cyclical 0.63%
Other Assets and Liabilities
1.93%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Capital Securities Fund
February 29, 2020 (unaudited)
See accompanying notes.
14
Affiliated Securities August 31, 2019 Purchases Sales February 29, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund 1.43% $ 16,563 $ 165,650 $ 145,614 $ 36,599
$ 16,563 $ 165,650 $ 145,614 $ 36,599
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in Unrealized
Gain/Loss
Principal Government Money Market Fund 1.43% $ 168 $ — $ — $ —
$ 168 $ — $ — $ —
Amounts in thousands.

Glossary to the Schedule of Investments
February 29, 2020 (unaudited)
See accompanying notes.
15
Currency Abbreviations
USD/$ United States Dollar

See accompanying notes.
16
Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends
from Net
Investment
Income
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset
Value End
of Period
CAPITAL SECURITIES FUND
Class S shares
2020 (b) $ 10 .17 $ 0 .25 $ 0 .22 $ 0 .47 ( $ 0 .29 ) $ – ( $ 0 .29 ) $ 10 .35
2019 9 .95 0 .58 0 .21 0 .79 ( 0 .57 ) – ( 0 .57 ) 10 .17
2018 10 .40 0 .58 ( 0 .49 ) 0 .09 ( 0 .54 ) – ( 0 .54 ) 9 .95
2017 9 .98 0 .57 0 .36 0 .93 ( 0 .51 ) – ( 0 .51 ) 10 .40
2016 9 .87 0 .57 0 .07 0 .64 ( 0 .53 ) – ( 0 .53 ) 9 .98
2015 10 .12 0 .57 ( 0 .24 ) 0 .33 ( 0 .56 ) ( 0 .02 ) ( 0 .58 ) 9 .87

See accompanying notes.
17
Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
4 .66% (c) $ 750,660 0 .00% (d) ,(e) 4 .84% (d) 8 .6% (d)
8 .39 648,432 0 .00 (e) 5 .89 14 .7
0 .87 544,446 0 .00 (e) 5 .67 9 .1
9 .62 457,089 0 .00 (e) 5 .67 8 .4
6 .77 298,208 0 .00 (e) 5 .89 8 .8
3 .34 133,380 0 .00 (e) 5 .73 10 .2
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 29, 2020.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.

Shareholder Expense Example
Principal Funds, Inc.
February 29, 2020 (unaudited)
18
As a shareholder of Capital Securities Fund, you may incur ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2019 to February 29, 2020), unless otherwise noted.
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Class S class of shares may be purchased through wrap programs. Such plans may impose fees in addition to those charge by the fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual Hypothetical
Beginning
Account Value
September 1,
2019
Ending Account
Value February
29, 2020
Expenses Paid
During Period
September
1, 2019  to
February 29,
2020
(a)
Beginning
Account
Value September
1, 2019
Ending Account
Value February
29, 2020
Expenses Paid
During Period
September
1, 2019 to
February 29,
2020
(a)
Annualized
Expense Ratio
Capital Securities Fund
Class S $1,000.00 $1,046.60 $– $1,000.00 $1,024.86 $– 0.00%
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

19
FUND DIRECTORS AND OFFICERS
Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and Principal Diversified Select Real Asset Fund
which are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72.
Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.
The following directors are considered not to be “interested persons” as defined in the 1940 Act
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other Directorships
Held by Director
During Past 5 Years
Elizabeth Ballantine
Director since 2004
Member, Nominating and Governance
Committee
1948
Principal, EBA Associates 127 Durango Herald, Inc.; McClatchy
Newspapers, Inc.
Leroy T. Barnes, Jr.
Director since 2012
Member, Audit Committee
Member, Nominating and Governance
Committee
1951
Retired. 127 McClatchy Newspapers, Inc.; Frontier
Communications, Inc.; formerly, Herbalife
Ltd.
Craig Damos
Lead Independent Director since 2020
Director since 2008
Member, Nominating and Governance
Committee Member,15(c) Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC 127 None
Mark A. Grimmett
Director since 2004
Member, Audit Committee Member, 15(c)
Committee
Member, Executive Committee
1960
Formerly, Executive Vice President and CFO, Merle
Norman Cosmetics, Inc.
127 None
Fritz S. Hirsch
Director since 2005
Member, Nominating and Governance
Committee
Member, Operations Committee
Member, 15(c) Committee
1951
Formerly, CEO, MAM USA 127 MAM USA
Tao Huang
Director since 2012
Member, Operations Committee
Member, 15(c) Committee
1962
Retired. 127 Armstrong World Industries, Inc. and
Equity Lifestyle Properties, Inc.
Karen (“Karrie”) McMillan
Director since 2014
Member, Operations Committee
1961
Managing Director, Patomak Global Partners, LLC 127 None
Elizabeth A. Nickels
Director since 2015
Member, Audit Committee
1962
Retired. 127 SpartanNash; formerly: Charlotte Russe;
Follet Corporation; PetSmart; Spectrum
Health Systems
Mary M. (“Meg”) VanDeWeghe
Director since 2018
Member, Operations Committee
1959
CEO and President, Forte Consulting, Inc. 127 Denbury Resources Inc. and Helmerich
& Payne; Formerly: Brown Advisory;
B/E Aerospace; WP Carey; Nalco (and its
successor Ecolab)

20
The following directors are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the
Manager and Principal Life.
Correspondence intended for each Director who is other than an Interested Director may be sent to 655 9th Street, Des Moines, IA 50392.
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other
Directorships
Held by Director
During Past 5 Years
Timothy M. Dunbar
Chair and Director since 2019
Member, Executive Committee
1957
Director, PGI since 2018
President, Principal Global Asset Management,
PGI, Principal Life Insurance Company (“PLIC”),
Principal Financial Services, Inc. (“PFSI”), and
Principal Financial Group (“PFG”) since 2018
Chair/Executive Vice President, RobustWealth, Inc.
since 2018
Director, Post Advisory Group, LLC (“Post”) since
2018
Executive Vice President/Chief Investment Officer,
PLIC, PFSI and PFG (2014-2018)
127 None
Patrick Halter
Director since 2017
1959
Chief Executive Officer and President, PGI since
2018
Chief Operating Officer, PGI (2017-2018)
Chair, PGI since 2018
Director, PGI (2003-2018)
Director, Finisterre Capital LLP since 2018
Director, Origin Asset Management LLP since 2018
Chair, Post since 2017
Chief Executive Officer, Principal Real Estate
Investors, LLC (“PREI”) since 2005
Chair, PREI since 2004
Chair, Spectrum Asset Management, Inc. since 2017
Director, CCIP, LLC since 2017
127 None

21
The following table presents officers of the Funds.
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Randy L. Bergstrom
Assistant Tax Counsel
Des Moines, IA 50392
1955
Counsel, PGI
Counsel, PLIC
Kamal Bhatia
President, Chief Executive Officer
1972
President, PFG, PFSI, and PLIC since 2019
Principal Executive Officer, OC Private Capital
(2017-2019)
Senior Vice President, OppenheimerFunds (2011-
2019)
Jennifer A. Block
Deputy Chief Compliance Officer
Des Moines, IA 50392
1973
Vice President and Counsel (2017-2018)
Assistant Counsel (2010-2017)
Assistant Secretary (2015-2018)
Counsel, PGI (2017-2018)
Counsel, PLIC (2009-2018)
Counsel, PMC (2014-2017)
Tracy W. Bollin
Chief Financial Officer
Des Moines, IA 50392
1970
Managing Director, PGI since 2016
Chief Operating Officer, PMC (2015-2017)
Chief Financial Officer, PFA (2010-2015)
Senior Vice President, PFD since 2015
Chief Financial Officer, PFD (2010-2016)
Senior Vice President, PMC (2015–2017)
Chief Financial Officer, PMC (2010-2015)
Director, PMC (2014–2017)
Chief Financial Officer, PSI (2010-2015)
President, PSS since 2015
Chief Financial Officer, PSS (2010-2015)
Gina L. Graham
Treasurer
Des Moines, IA 50392
1965
Vice President/Treasurer, PFA since 2016
Vice President/Treasurer, PFD since 2016
Vice President/Treasurer, PGI since 2016
Vice President/Treasurer, PLIC since 2016
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, PREI since 2016
Vice President/Treasurer, PSI since 2016
Vice President/Treasurer, PSS since 2016
Laura B. Latham
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Counsel, PGI since 2018
Prior thereto, Attorney in Private Practice
Diane K. Nelson
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer, PSS since
2015
Compliance Advisor, PMC (2013-2015)
Sara L. Reece
Vice President and Controller
Des Moines, IA 50392
1975
Director - Accounting, PLIC since 2015
Assistant Financial Controller, PLIC prior to 2015
Teri R. Root
Chief Compliance Officer
Des Moines, IA 50392
1979
Interim Chief Compliance Officer (2018)
Deputy Chief Compliance Officer (2015-2018)
Deputy Chief Compliance Officer, PGI since 2017
Vice President and Chief Compliance Officer, PMC
(2015–2017)
Vice President, PSS since 2015
Britney L. Schnathorst
Assistant Counsel and Assistant
Secretary
Des Moines, IA 50392
1981
Counsel, PLIC since 2013

22
The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing materials.
The Audit Committee’s primary purpose is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the
Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law; 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees established by the Board. The Committee responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The nominating functions of the Committee include selecting and nominating all candidates who are not “interested persons” of the Fund Complex for election to the Board. Generally, the Committee requests director nominee suggestions from the committee members and management. In addition, the Committee will consider Director candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 711 High Street, Des
Moines, IA 50392. When evaluating a person as a potential nominee to serve as an Independent Director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Adam U. Shaikh
Assistant Counsel
Des Moines, IA 50392
1972
Assistant General Counsel, PGI since 2018
Counsel, PGI (2017-2018)
Counsel, PLIC since 2006
Counsel, PMC (2014-2017)
John L. Sullivan
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Counsel, PGI since 2019
Prior thereto, Attorney in Private Practice
Dan L. Westholm
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President/Treasurer, PGI since 2017
Assistant Vice President/Treasury, PFA since 2013
Assistant Vice President/Treasury, PFD since 2013
Assistant Vice President/Treasury, PLIC since 2014
Assistant Vice President/Treasury, PMC (2013-
2017)
Assistant Vice President/Treasury, PSI since 2013
Assistant Vice President/Treasury, PSS since 2013
Beth C. Wilson
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC
Clint L. Woods
Counsel, Vice President, and
Assistant Secretary
Des Moines, IA 50392
1961
Of Counsel (2017-2018)
Vice President (2016-2017)
Counsel (2015-2017)
Vice President, PLIC since 2015
Associate General Counsel, Governance Officer, and
Assistant Corporate Secretary, PLIC since 2013
Jared Yepsen
Assistant Tax Counsel
Des Moines, IA 50392
1981
Counsel, PGI since 2017
Counsel, PLIC since 2015
Senior Attorney, Transamerica Life Insurance
Company (2013-2015)

23
otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers these factors in evaluating the composition of the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.
The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Funds Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectus dated December 1, 2019, and the Statement of Additional Information
dated December 1, 2019. These documents may be obtained free of charge by writing Principal Funds, Inc., P.O. Box 8024, Boston, MA
02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.com/prospectuses.
PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the
SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission as of November 30 and May 31 each year as a part of Form N-PORT. The Fund’s Form N-PORT can be reviewed and copied at the Commission’s Public Reference Room in Washington,
D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.
STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
On June 1, 2019, a Liquidity Risk Management Program (the “Program”) was adopted by the Fund. The Board is expected to review the operation and effectiveness of the Program in June 2020.

24
BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved the annual review and renewal of the Management Agreement and various subadvisory agreements for all Funds.
Annual Review and Renewal of Management Agreement and Subadvisory Agreements
At its September 10, 2019 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Sub-advisory Agreements for all Funds.
Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PFI, as defined in the
1940 Act (the “Board”), annually to review and to consider the continuation of: (1) the Management Agreement between Principal Global
Investors, LLC (the “Manager”) and PFI, on behalf of each of the fifteen (15) series of PFI (each series is referred to as a “Fund”) (2) the
Sub-advisory Agreements between the Manager and each of BlackRock Financial Management, Inc.; BlackRock International Limited; BNP
Paribas Asset Management USA, Inc.; ClearBridge RARE infrastructure (North America) Pty Limited; Columbus Circle Investors; Credit
Suisse Asset Management, LLC; Delaware Investments Fund Advisers; Finisterre Capital LLP; Gotham Asset Management, LLC; Graham
Capital Management, L.P.; KLS Diversified Asset Management LP; Loomis, Sayles & Company, L.P.; Los Angeles Capital Management and
Equity Research, Inc.; Mellon Investments Corporation; Origin Asset Management LLP; Pictet Asset Management SA; Principal Real Estate
Investors, LLC; Sound Point Capital Management, LP; Spectrum Asset Management, Inc.; Symphony Asset Management LLC; Tortoise
Capital Advisors, L.L.C.; Wellington Management Company LLP; and York Registered Holdings, L.P.; (collectively, the “Subadvisors”).
The Management Agreement and the Subadvisory Agreements are collectively referred to as the “Advisory Agreements.”
The Board considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board reviewed a broad range of information requested for this purpose, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.
Management Agreement
The Board considered, among other factors, that the Manager, along with Principal Management Corporation, the previous investment advisor to the Funds that merged with and into the Manager on May 1, 2017, and its affiliates have demonstrated a long-term commitment to support the Funds, including undertakings to cap Fund expenses and/or waive management fees for certain Funds. In addition, the Board considered the following factors for each of the Funds. The Board concluded that a relationship with a capable and conscientious investment adviser is in the best interests of each Fund.
The Board considered the nature, quality and extent of the services provided under the Management Agreements, including accounting and administrative services, as applicable. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager.
The Board concluded that appropriate resources were provided under the Management Agreements.
The Board also considered that for certain Funds, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility to the sub-advisors. The Board noted that the Manager’s process for the selection of Sub-advisors emphasizes the selection of Principal-affiliated sub-advisors that are determined to be qualified under the Manager’s due diligence process, but that the Manager will select an unaffiliated sub advisor to manage all or a portion of a Fund’s investment portfolio when deemed necessary or appropriate based upon a consideration of the Fund’s investment mandate and available expertise and resources within the Principal organization. With respect to Funds with unaffiliated sub advisors, the Board considered the due diligence process developed by the Manager for purposes of selecting a qualified unaffiliated sub-advisor for a Fund. The Board considered the Manager’s due diligence process for monitoring and replacing Sub-
advisors and for monitoring the investment performance of the Manager. The Board also considered the compliance program established by the Manager for the Funds, the quality of that program and the Funds’ compliance history. The Board noted that they had reviewed and discussed information regarding the cost and quality of Fund portfolio transactions, including best execution and soft dollar reports and information regarding the research payment accounts for applicable Funds, and included this information in their consideration of the renewal of the Advisory Agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under each Management Agreement were satisfactory.
Investment Performance
The Board reviewed each Fund’s investment performance over longer-term periods, reviewing both the investment return during the three-
year period ended March 31, 2019 and the blended investment return (50%/50%) of the three- and five-year periods ended March 31, 2019, and compared those returns to various agreed-upon performance measures, including, for all Funds peer group data based upon a broad-
based, industry category determined by Broadridge (“Performance Universe”).

25
For Funds or Sub-advisors that did not have a three-year or five-year performance history, the Board reviewed performance for a one-year or three-year period ended March 31, 2019, respectively, if available. The Board also compared each Fund’s investment performance over the one-, three- and five-year periods ended March 31, 2019, as available, to one or more relevant benchmark indices. The Board noted that certain Funds had commenced operations recently and, accordingly, no or limited performance information was considered. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the Fund’s investment returns met acceptable levels of investment performance.
There were certain Funds, and certain Sub-advisors for multi-manager Funds, that had not attained during the relevant period(s) a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered other factors, such as the longer-
term performance of each such Fund or Sub-advisor, remedial efforts being taken to improve performance and/or the Manager’s explanation for the performance of such Fund or Sub advisor. The Board considered the Manager’s due diligence process for evaluating the performance of all Funds and all Sub-advisors, for which they received regular reporting, and concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Sub advisors at the appropriate time, if necessary.
Investment Management Fees
The Board considered each Fund’s management fee rate. For each Fund, the Board received certain information from Broadridge. The Board received information comparing each Fund’s (1) contractual management fee rate at current asset levels and at theoretical asset levels, (2) net management fee rate (after any fee waivers) at average fiscal-year asset levels, (3) actual non-management fee rate at average fiscal-year asset levels, and (4) total net expense ratio (including, as applicable, acquired fund fees and expenses and after any expense caps or fee waivers) at average fiscal-year asset levels for Class A shares, in each case as available, to investment advisory fee rates and expense ratios of funds in a peer group selected by Broadridge (“Expense Group”), and, if available, a broad-based, industry category defined by Broadridge (“Expense
Universe”). The Board considered that the Capital Securities fund does not pay a management fee.
For Funds that did not offer Class A shares or if Class A shares represented less than 5% of the Fund’s total assets, the information provided was based upon Institutional Class shares.
In evaluating the management fee rates, the Board considered a variety of factors, including the fee rates, breakpoints, comparisons to fee rates of peer group funds and other funds and non fund accounts managed by the Manager, sub-advisory fee rates paid, services provided, investment performance, total net expense ratios, profitability, the existence and sharing of economies of scale, fall-out benefits and expense caps and fee waivers. The Board considered the impact of changes in sub-advisory fee rates put into effect since September 2018.The Board considered that certain Funds with similar investment strategies and policies have different management fees and noted the reasons cited by the Manager for the differing fees. For most Funds, actual management fees were within the third quartile or better when compared to their
Expense Group. For some Funds, although actual management fees were higher than the third quartile, total net expense ratios were within the third quartile or better.
Profitability
The Board reviewed detailed information regarding revenues PGI received under the Management Agreements and the estimated direct and indirect costs incurred in providing to each Fund the services described in the applicable Management Agreements for the year ended
December 31, 2018. The Board also considered the returns on revenue generated in connection with the payment of sub-advisory fees to affiliated Sub-advisors (Columbus Circle Investors, Finisterre Capital LLP, Origin Asset Management LLP, Principal Real Estate Investors
LLC and Spectrum Asset Management, Inc.) and the aggregated return on revenue to PGI and its affiliates for the year ended December
31, 2018. The Board concluded that the management fee for each Fund was reasonable, taking into account the profitability information presented by the Manager.
Economies of Scale
The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale. The Board considered the Manager’s biennial breakpoint study that was received by the Board in March 2018 and the Manager’s representation that Funds are initially priced as though the Fund had reached scale, reflecting a sharing of economies of scale. The Board then reviewed the levels at which breakpoints occur, the incremental declines in management fee rates at each breakpoint and the amount of fee reductions that had been provided to shareholders as a result of these breakpoints. The Board considered cost saving passed along to the Funds as a result of certain expense caps and fee waivers. The Board considered whether the effective management fee rate for each Fund under the applicable Management Agreement is reasonable in relation to the asset size of such Fund. The Board also noted
management’s explanation of efficiencies in the Manager’s cost structure. The Board concluded that the fee schedule for each Fund, taking into account the proposed amendments described above, reflects an appropriate level of sharing of any economies of scale.
The Board also noted that the management fee schedules for the Bond Market Index Fund and International Equity Index Fund do not include breakpoints, but each such Fund has a relatively low management fee rate (25 basis points or less) on all Fund assets. Considering all relevant factors, including the level of the fee, the Board determined that no breakpoints were necessary at this time.

26
Other Benefits to Manager
The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates from their relationships with the Funds. The Board concluded that the incidental benefits received by the Manager and its affiliates were appropriate.
Special Circumstances
For certain Funds, in reaching the conclusion that the Management Agreement should be renewed, the Board included within their considerations certain actions previously taken by the Board.
Subadvisory Agreements
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under each Sub advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-advisor, the investment approach of the Sub-advisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund and the resources made available to such personnel. The
Board also considered the Sub-advisors’ compliance with investment policies and general legal compliance. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Sub-advisors to the sub-advised Funds under the Sub-
advisory Agreements are satisfactory.
With respect to each Sub-advisory Agreement for which management proposed an amendment that would result in a reduction in the sub-
advisory fee rate, the Board considered the Manager’s representation that the amendment would not reduce the nature, quality or extent of the services the Sub-advisor provides and that the Sub-advisor’s obligations under the Sub advisory Agreement would remain the same in all material respects.
Investment Performance
As to each sub-advised Fund, the Manager had advised the Board that the investment services delivered by each Sub-advisor to the Fund were reasonable. Based upon all relevant factors, the Board concluded that each Sub-advisor is qualified and that either: (1) the investment performance of the Sub-advisor met acceptable levels of investment performance; or (2) although the Fund experienced underperformance from the applicable Sub-advisor, based upon that Fund’s particular circumstances or in light of remedial efforts being taken to improve performance, as applicable, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Sub-advisory
Agreement. In each case involving underperformance, the Board concluded that the Manager was providing effective monitoring.
Fees, Economies of Scale and Profitability
For each sub-advised Fund, the Board considered the sub-advisory fee rates, noting that the Manager compensates each Sub-advisor from its own management fee, so that shareholders pay only the management fee. For each sub-advised Fund, the Board received certain information from Broadridge comparing each such Fund’s sub-advisory fee rate at current asset levels and at theoretical asset levels to sub-advisory fee rates of sub advised funds in the Expense Group and, if available, the Expense Universe. The Board considered that the Capital Securities
Fund does not receive a subadvisory fee.
The Board considered whether there are economies of scale with respect to the sub-advisory services provided to each sub-advised Fund and, if so, whether the sub-advisory fees reflect such economies of scale through breakpoints in fee schedules or whether the sub-advisory fee schedule is otherwise appropriate at current asset levels. In addition, in evaluating the sub advisory fee rates and the factor of profitability, with respect to unaffiliated Sub-advisors, the Board considered that the sub-advisory fee rate was negotiated at arm’s length between the
Manager and the Sub-advisor. The Board considered the profitability of the affiliated Sub advisors in conjunction with their review of the profitability of the Manager.
Other Benefits to Sub-advisors
The Board also considered the character and amount of other incidental benefits received by each Sub-advisor when evaluating the sub advisory fees. The Board considered as a part of this analysis each Sub-advisor’s brokerage practices, soft dollar practices and use of research payment accounts. The Board concluded that the incidental benefits received by each Sub advisor were appropriate.
Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement, including the fee rate payable thereunder, continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
principalfunds.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal Funds.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal, Principal and symbol design, and Principal Financial Group are registered trademarks and services marks of Principal Financial Services, Inc., a Principal Financial Group company.
© 2020 Principal Financial Services, Inc. | FV908-05 | 02/2020 | 729290

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Funds, Inc.

By	/s/ Kamal Bhatia

            Kamal Bhatia, President and CEO

Date	4/09/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia

            Kamal Bhatia, President and CEO

Date	4/09/2020

By	/s/ Tracy W. Bollin

            Tracy W. Bollin, Chief Financial Officer

Date	4/09/2020